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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22127

Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 62.2%
CONSUMER DISCRETIONARY 8.9%
Auto Components 1.5%
Delphi Automotive PLC	103,725	$7,781,449
Johnson Controls, Inc.	185,203	7,217,361
Total		14,998,810
Hotels, Restaurants & Leisure 1.1%
Aramark	100,024	3,312,795
Marriott International, Inc., Class A	38,490	2,739,718
McDonald’s Corp.	39,695	4,988,868
Total		11,041,381
Household Durables 0.5%
Newell Rubbermaid, Inc.	106,425	4,713,563
Media 2.9%
CBS Corp., Class B Non Voting	157,170	8,658,496
Comcast Corp., Class A	236,737	14,459,896
Liberty Global PLC, Class C (a)	136,470	5,125,813
Total		28,244,205
Specialty Retail 1.6%
Lowe’s Companies, Inc.	158,454	12,002,891
Michaels Companies, Inc. (The) (a)	130,829	3,659,287
Total		15,662,178
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.	155,510	6,234,396
PVH Corp.	59,076	5,852,068
Total		12,086,464
TOTAL CONSUMER DISCRETIONARY		86,746,601
CONSUMER STAPLES 4.9%
Beverages 1.8%
Diageo PLC, ADR	58,549	6,315,681
PepsiCo, Inc.	112,400	11,518,752
Total		17,834,433
Food & Staples Retailing 2.3%
CVS Health Corp.	156,990	16,284,573
Walgreens Boots Alliance, Inc.	65,710	5,535,410
Total		21,819,983

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 0.8%
Philip Morris International, Inc.	83,205	$8,163,242
TOTAL CONSUMER STAPLES		47,817,658
ENERGY 4.1%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	78,965	5,823,669
Oil, Gas & Consumable Fuels 3.5%
Canadian Natural Resources Ltd.	259,365	7,002,855
Chevron Corp.	91,256	8,705,822
ConocoPhillips	73,944	2,977,725
EQT Corp.	38,450	2,586,147
Exxon Mobil Corp.	134,105	11,209,837
Noble Energy, Inc.	49,089	1,541,885
Total		34,024,271
TOTAL ENERGY		39,847,940
FINANCIALS 11.0%
Banks 4.3%
Citigroup, Inc.	394,118	16,454,427
JPMorgan Chase & Co.	261,955	15,512,975
Wells Fargo & Co.	201,931	9,765,383
Total		41,732,785
Capital Markets 2.0%
Bank of New York Mellon Corp. (The)	140,881	5,188,647
BlackRock, Inc.	27,731	9,444,347
Invesco Ltd.	152,560	4,694,271
Total		19,327,265
Consumer Finance 0.6%
American Express Co.	95,855	5,885,497
Diversified Financial Services 2.4%
Berkshire Hathaway, Inc., Class B (a)	125,452	17,799,130
McGraw Hill Financial, Inc.	62,430	6,179,321
Total		23,978,451
Insurance 0.7%
Aon PLC	62,531	6,531,363

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp.	57,390	$5,875,014
Weyerhaeuser Co.	119,675	3,707,532
Total		9,582,546
TOTAL FINANCIALS		107,037,907
HEALTH CARE 10.6%
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc. (a)	6,705	933,470
Biogen, Inc. (a)	30,095	7,834,331
Celgene Corp. (a)	74,000	7,406,660
Vertex Pharmaceuticals, Inc. (a)	46,449	3,692,231
Total		19,866,692
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	198,760	8,314,131
Cooper Companies, Inc. (The)	34,345	5,288,100
Medtronic PLC	180,136	13,510,200
Zimmer Biomet Holdings, Inc.	47,905	5,108,110
Total		32,220,541
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	128,619	10,540,327
CIGNA Corp.	40,230	5,521,165
Total		16,061,492
Pharmaceuticals 3.6%
Allergan PLC (a)	19,995	5,359,260
Johnson & Johnson	137,701	14,899,248
Perrigo Co. PLC	14,475	1,851,787
Pfizer, Inc.	446,530	13,235,149
Total		35,345,444
TOTAL HEALTH CARE		103,494,169
INDUSTRIALS 5.6%
Aerospace & Defense 1.3%
Honeywell International, Inc.	108,011	12,102,633
Air Freight & Logistics 0.9%
FedEx Corp.	53,030	8,629,042

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.4%
Eaton Corp. PLC	69,099	$4,322,833
Industrial Conglomerates 1.3%
General Electric Co.	401,938	12,777,609
Professional Services 1.7%
Dun & Bradstreet Corp. (The)	34,145	3,519,666
Nielsen Holdings PLC	241,130	12,697,906
Total		16,217,572
TOTAL INDUSTRIALS		54,049,689
INFORMATION TECHNOLOGY 13.4%
Internet Software & Services 3.8%
Alphabet, Inc., Class A (a)	10,974	8,372,065
Alphabet, Inc., Class C (a)	21,173	15,772,826
Facebook, Inc., Class A (a)	111,385	12,709,029
Total		36,853,920
IT Services 1.6%
Fidelity National Information Services, Inc.	67,030	4,243,669
First Data Corp., Class A (a)	25,342	327,925
MasterCard, Inc., Class A	117,287	11,083,622
Total		15,655,216
Semiconductors & Semiconductor Equipment 1.4%
Broadcom Ltd.	30,634	4,732,953
QUALCOMM, Inc.	79,110	4,045,685
Skyworks Solutions, Inc.	61,832	4,816,713
Total		13,595,351
Software 3.9%
Activision Blizzard, Inc.	382,500	12,943,800
Electronic Arts, Inc. (a)	73,428	4,854,325
Intuit, Inc.	31,860	3,313,759
Microsoft Corp.	301,158	16,632,956
Total		37,744,840
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	211,572	23,059,232

Issuer		Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
EMC Corp.		123,674	$3,295,912
Total			26,355,144
TOTAL INFORMATION TECHNOLOGY			130,204,471
MATERIALS 0.8%
Chemicals 0.8%
Monsanto Co.		87,615	7,687,340
TOTAL MATERIALS			7,687,340
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.		345,635	18,691,941
TOTAL TELECOMMUNICATION SERVICES			18,691,941
UTILITIES 1.0%
Electric Utilities 0.6%
Edison International		81,697	5,873,197
Multi-Utilities 0.4%
DTE Energy Co.		40,259	3,649,881
TOTAL UTILITIES			9,523,078
Total Common Stocks (Cost: $540,390,950)			$605,100,794

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.9%
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc. (b)
10/07/24	3.800%	$670,000	$686,991
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	45,000	47,250
11/15/25	5.000%	7,000	7,324
L-3 Communications Corp.
02/15/21	4.950%	700,000	734,931
Lockheed Martin Corp.
09/15/21	3.350%	1,000,000	1,058,110
TransDigm, Inc.
10/15/20	5.500%	3,000	3,009
07/15/21	7.500%	20,000	20,950
07/15/24	6.500%	45,000	44,649

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Aerospace & Defense (continued)
05/15/25	6.500%	$25,000	$24,437
Total			2,627,651
Automotive 0.1%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	30,000	30,975
Ford Motor Credit Co. LLC
01/16/18	2.375%	700,000	701,249
Schaeffler Finance BV (b)
05/15/21	4.250%	65,000	66,137
05/15/23	4.750%	32,000	32,240
Schaeffler Holding Finance BV PIK (b)
11/15/19	6.250%	27,000	28,249
Tenneco, Inc.
12/15/24	5.375%	13,000	13,358
ZF North America Capital, Inc. (b)
04/29/25	4.750%	60,000	59,700
Total			931,908
Banking 2.4%
Ally Financial, Inc.
01/27/19	3.500%	16,000	15,760
02/13/22	4.125%	50,000	49,125
05/19/22	4.625%	23,000	23,115
09/30/24	5.125%	63,000	64,417
03/30/25	4.625%	129,000	127,226
Subordinated
11/20/25	5.750%	15,000	14,662
BB&T Corp. (c)
12/01/16	1.065%	750,000	750,057
Bank of America Corp.
01/05/21	5.875%	1,850,000	2,115,405
Bank of New York Mellon Corp. (The)
04/15/21	2.500%	775,000	790,305
Barclays Bank PLC
05/15/24	3.750%	1,000,000	1,030,109
Bear Stearns Companies LLC (The)
02/01/18	7.250%	1,700,000	1,867,107
Capital One Financial Corp.
06/15/23	3.500%	1,090,000	1,103,083
Citigroup, Inc.
01/14/22	4.500%	1,400,000	1,530,703
Credit Suisse AG
09/09/24	3.625%	750,000	760,444
Discover Financial Services
11/21/22	3.850%	900,000	891,323
Fifth Third Bancorp
03/15/22	3.500%	575,000	598,789

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	$1,850,000	$1,915,590
HSBC Holdings PLC
04/05/21	5.100%	800,000	879,992
Huntington National Bank (The)
06/30/18	2.000%	955,000	956,237
ING Bank NV (b)(c)
03/22/19	1.754%	900,000	899,989
Morgan Stanley
01/25/21	5.750%	1,350,000	1,545,232
PNC Bank NA Subordinated
01/30/23	2.950%	950,000	957,057
Regions Financial Corp.
05/15/18	2.000%	750,000	745,237
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	58,000	55,761
State Street Corp.
11/20/23	3.700%	700,000	754,039
Synovus Financial Corp.
02/15/19	7.875%	42,000	46,200
Toronto-Dominion Bank (The)
01/22/19	1.950%	750,000	756,630
U.S. Bancorp Subordinated
07/15/22	2.950%	750,000	769,846
Wells Fargo & Co. Subordinated
02/13/23	3.450%	950,000	974,244
Total			22,987,684
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
11/15/22	5.375%	61,000	64,431
09/15/23	4.625%	56,000	55,860
National Financial Partners Corp. (b)
07/15/21	9.000%	26,000	24,960
Total			145,251
Building Materials 0.1%
Allegion PLC
09/15/23	5.875%	18,000	18,945
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	28,283
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	61,000	62,525
12/15/23	5.750%	12,000	12,465
Beacon Roofing Supply, Inc. (b)
10/01/23	6.375%	74,000	78,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Gibraltar Industries, Inc.
02/01/21	6.250%	$13,000	$13,195
HD Supply, Inc.
07/15/20	7.500%	77,000	81,716
07/15/20	11.500%	27,000	29,953
HD Supply, Inc. (b)
12/15/21	5.250%	21,000	22,050
HD Supply, Inc. (b)(d)
04/15/24	5.750%	34,000	34,935
Masco Corp.
04/01/21	3.500%	121,000	121,907
NCI Building Systems, Inc. (b)
01/15/23	8.250%	30,000	31,575
Nortek, Inc.
04/15/21	8.500%	60,000	62,250
Ply Gem Industries, Inc.
02/01/22	6.500%	2,000	1,990
RSI Home Products, Inc. (b)
03/15/23	6.500%	16,000	16,640
Standard Industries, Inc. (b)
02/15/23	5.500%	30,000	30,675
USG Corp. (b)
11/01/21	5.875%	10,000	10,450
03/01/25	5.500%	4,000	4,140
Total			662,134
Cable and Satellite 0.2%
Altice US Finance I Corp. (b)
07/15/23	5.375%	55,000	56,478
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	13,000	13,683
09/30/22	5.250%	20,000	20,600
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	2,000	2,035
04/01/24	5.875%	41,000	42,947
05/01/25	5.375%	142,000	144,485
05/01/27	5.875%	22,000	22,440
CCOH Safari LLC (b)
02/15/26	5.750%	33,000	34,155
CSC Holdings LLC
02/15/18	7.875%	38,000	40,755
11/15/21	6.750%	3,000	3,075
06/01/24	5.250%	34,000	30,303
Cable One, Inc. (b)
06/15/22	5.750%	14,000	14,210
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	30,000	29,700
12/15/21	5.125%	35,000	32,638
12/15/21	5.125%	9,000	8,370
07/15/25	7.750%	42,000	41,370
DISH DBS Corp.
09/01/19	7.875%	44,000	48,400
03/15/23	5.000%	31,000	27,358

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
11/15/24	5.875%	$86,000	$78,905
DigitalGlobe, Inc. (b)
02/01/21	5.250%	31,000	28,210
Intelsat Jackson Holdings SA
10/15/20	7.250%	40,000	25,800
04/01/21	7.500%	7,000	4,445
Intelsat Jackson Holdings SA (b)
02/15/24	8.000%	16,000	16,480
NBCUniversal Media LLC
04/01/41	5.950%	675,000	863,012
Neptune Finco Corp. (b)
10/15/25	6.625%	52,000	56,160
10/15/25	10.875%	101,000	109,206
Quebecor Media, Inc.
01/15/23	5.750%	38,000	39,140
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	40,000	40,600
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	45,000	45,562
Unitymedia GmbH (b)
01/15/25	6.125%	31,000	32,221
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	103,000	102,742
Videotron Ltd.
07/15/22	5.000%	55,000	56,925
Videotron Ltd. (b)
06/15/24	5.375%	6,000	6,225
Virgin Media Finance PLC (b)
10/15/24	6.000%	31,000	31,853
01/15/25	5.750%	105,000	106,312
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	26,000	26,000
Total			2,282,800
Chemicals 0.2%
Angus Chemical Co. (b)
02/15/23	8.750%	31,000	29,450
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	19,000	20,140
Celanese U.S. Holdings LLC
06/15/21	5.875%	75,000	79,875
Chemours Co. LLC (The) (b)
05/15/23	6.625%	42,000	34,230
05/15/25	7.000%	67,000	53,600
Dow Chemical Co. (The)
11/01/29	7.375%	475,000	608,945
Eastman Chemical Co.
06/01/17	2.400%	400,000	403,320
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	34,000	31,280

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Huntsman International LLC
11/15/20	4.875%	$20,000	$19,800
Huntsman International LLC (b)
11/15/22	5.125%	4,000	3,880
INEOS Group Holdings SA (b)
08/15/18	6.125%	7,000	7,118
02/15/19	5.875%	27,000	27,202
LYB International Finance BV
07/15/23	4.000%	850,000	891,770
NOVA Chemicals Corp. (b)
05/01/25	5.000%	47,000	45,707
PQ Corp. (b)
11/01/18	8.750%	134,000	124,620
Platform Specialty Products Corp. (b)
05/01/21	10.375%	13,000	12,578
02/01/22	6.500%	16,000	13,470
WR Grace & Co. (b)
10/01/21	5.125%	29,000	30,160
10/01/24	5.625%	12,000	12,510
Total			2,449,655
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
06/01/22	2.850%	525,000	542,628
John Deere Capital Corp.
01/08/21	2.550%	415,000	425,470
United Rentals North America, Inc.
04/15/22	7.625%	52,000	55,380
Total			1,023,478
Consumer Cyclical Services —%
APX Group, Inc.
12/01/19	6.375%	57,000	57,171
12/01/20	8.750%	33,000	28,463
Corrections Corp. of America
10/15/22	5.000%	13,000	13,553
IHS, Inc.
11/01/22	5.000%	52,000	53,885
Interval Acquisition Corp. (b)
04/15/23	5.625%	77,000	77,192
Total			230,264
Consumer Products 0.2%
Jarden Corp. (b)
11/15/23	5.000%	11,000	11,523
Prestige Brands, Inc. (b)
03/01/24	6.375%	62,000	64,635
Procter & Gamble Co. (The)
02/02/26	2.700%	1,075,000	1,103,692
Scotts Miracle-Gro Co. (The) (b)
10/15/23	6.000%	76,000	80,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	$54,000	$56,025
Spectrum Brands, Inc.
11/15/20	6.375%	39,000	41,067
12/15/24	6.125%	25,000	26,688
07/15/25	5.750%	75,000	79,687
Springs Industries, Inc.
06/01/21	6.250%	40,000	40,350
Tempur Sealy International, Inc.
12/15/20	6.875%	32,000	33,760
Tempur Sealy International, Inc. (b)
10/15/23	5.625%	38,000	39,092
Total			1,576,699
Diversified Manufacturing 0.1%
Entegris, Inc. (b)
04/01/22	6.000%	39,000	39,585
Manitowoc Foodservice, Inc. (b)
02/15/24	9.500%	8,000	8,720
United Technologies Corp.
06/01/22	3.100%	900,000	952,707
Total			1,001,012
Electric 1.2%
AES Corp. (The)
07/01/21	7.375%	50,000	56,000
Arizona Public Service Co.
04/01/42	4.500%	525,000	574,002
CMS Energy Corp.
02/01/20	6.250%	715,000	821,589
Calpine Corp. (b)
01/15/24	5.875%	68,000	71,400
Consolidated Edison Co. of New York, Inc.
12/01/45	4.500%	550,000	599,812
DTE Energy Co.
04/15/33	6.375%	610,000	752,132
Dominion Resources, Inc.
10/01/25	3.900%	800,000	822,792
Exelon Generation Co. LLC
06/15/22	4.250%	640,000	671,058
Indiana Michigan Power Co.
03/15/37	6.050%	585,000	684,125
NRG Energy, Inc.
07/15/22	6.250%	76,000	70,680
05/01/24	6.250%	8,000	7,340
NRG Yield Operating LLC
08/15/24	5.375%	99,000	92,070
Nevada Power Co.
08/01/18	6.500%	650,000	720,228

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc. (d)
04/01/19	2.300%	$365,000	$367,113
PPL Capital Funding, Inc.
06/01/23	3.400%	700,000	714,109
Pacific Gas & Electric Co.
03/01/37	5.800%	600,000	745,630
Progress Energy, Inc.
03/01/31	7.750%	500,000	679,301
Public Service Co. of Colorado
05/15/25	2.900%	750,000	771,112
Southern California Edison Co.
09/01/40	4.500%	450,000	490,803
TransAlta Corp.
06/03/17	1.900%	840,000	811,284
WEC Energy Group, Inc.
06/15/25	3.550%	750,000	779,155
Total			11,301,735
Finance Companies 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	38,000	38,950
05/15/21	4.500%	117,000	119,559
10/01/21	5.000%	34,000	35,190
Aircastle Ltd.
03/15/21	5.125%	15,000	15,619
02/15/22	5.500%	15,000	15,647
04/01/23	5.000%	10,000	10,050
CIT Group, Inc.
03/15/18	5.250%	66,000	68,277
05/15/20	5.375%	30,000	31,125
CIT Group, Inc. (b)
04/01/18	6.625%	53,000	55,782
GE Capital International Funding Co. (b)
11/15/25	3.373%	1,690,000	1,803,391
International Lease Finance Corp.
12/15/20	8.250%	80,000	93,400
Navient Corp.
10/26/20	5.000%	36,000	32,670
01/25/22	7.250%	15,000	14,025
01/25/23	5.500%	17,000	14,450
03/25/24	6.125%	23,000	19,780
10/25/24	5.875%	35,000	29,662
OneMain Financial Holdings LLC (b)
12/15/19	6.750%	13,000	12,968
12/15/21	7.250%	42,000	41,790
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	83,000	78,642
Quicken Loans, Inc. (b)
05/01/25	5.750%	32,000	31,040
Springleaf Finance Corp.
12/15/17	6.900%	19,000	19,665
06/01/20	6.000%	10,000	9,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
10/01/21	7.750%	$34,000	$33,357
10/01/23	8.250%	16,000	15,520
iStar, Inc.
07/01/19	5.000%	21,000	20,160
Total			2,660,319
Food and Beverage 0.7%
Anheuser-Busch InBev Worldwide, Inc.
07/15/22	2.500%	800,000	806,678
Aramark Services, Inc. (b)
01/15/24	5.125%	36,000	37,935
ConAgra Foods, Inc.
01/25/23	3.200%	935,000	941,269
Constellation Brands, Inc.
11/15/19	3.875%	30,000	31,463
11/15/24	4.750%	90,000	93,825
12/01/25	4.750%	3,000	3,105
Diageo Investment Corp.
05/11/22	2.875%	864,000	903,086
JM Smucker Co. (The)
03/15/22	3.000%	560,000	575,931
Kraft Heinz Co. (The) (b)
07/15/22	3.500%	900,000	944,536
Molson Coors Brewing Co.
05/01/42	5.000%	475,000	494,170
PepsiCo, Inc.
03/05/22	2.750%	560,000	587,661
Pinnacle Foods Finance LLC/Corp. (b)
01/15/24	5.875%	35,000	36,635
Post Holdings, Inc.
02/15/22	7.375%	6,000	6,345
Post Holdings, Inc. (b)
12/15/22	6.000%	58,000	59,740
03/15/24	7.750%	35,000	38,412
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	750,000	795,679
Treehouse Foods, Inc. (b)
02/15/24	6.000%	6,000	6,360
WhiteWave Foods Co. (The)
10/01/22	5.375%	29,000	31,211
Total			6,394,041
Gaming 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	17,000	18,105
Boyd Gaming Corp. (b)
04/01/26	6.375%	16,000	16,600
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	30,000	30,825
11/01/23	5.375%	32,000	32,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
International Game Technology PLC (b)
02/15/22	6.250%	$66,000	$67,142
MGM Resorts International
03/01/18	11.375%	37,000	42,750
10/01/20	6.750%	25,000	27,050
12/15/21	6.625%	25,000	26,812
03/15/23	6.000%	54,000	55,890
Penn National Gaming, Inc.
11/01/21	5.875%	8,000	7,960
Pinnacle Entertainment, Inc.
08/01/21	6.375%	32,000	33,920
Scientific Games International, Inc.
12/01/22	10.000%	59,000	47,790
Scientific Games International, Inc. (b)
01/01/22	7.000%	53,000	54,060
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	35,000	36,400
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	42,000	40,425
Tunica-Biloxi Gaming Authority (b)(c)(e)
08/15/16	0.000%	27,000	13,635
Total			551,364
Health Care 0.5%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	8,000	8,080
02/15/23	5.625%	10,000	10,150
Acadia Healthcare Co., Inc. (b)
03/01/24	6.500%	40,000	41,600
Alere, Inc. (b)
07/01/23	6.375%	23,000	24,150
Amsurg Corp.
11/30/20	5.625%	20,000	20,650
07/15/22	5.625%	19,000	19,570
Becton Dickinson and Co.
12/15/24	3.734%	800,000	851,684
CHS/Community Health Systems, Inc.
11/15/19	8.000%	39,000	37,976
08/01/21	5.125%	40,000	40,500
02/01/22	6.875%	44,000	39,710
Cardinal Health, Inc.
12/15/20	4.625%	625,000	694,140
ConvaTec Finance International SA Junior Subordinated PIK (b)
01/15/19	8.250%	23,000	22,784
ConvaTec Healthcare E SA (b)
12/15/18	10.500%	16,000	16,480
Covidien International Finance SA
06/15/22	3.200%	375,000	394,921
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	63,000	65,756
07/15/24	5.125%	27,000	27,270

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Emdeon, Inc.
12/31/19	11.000%	$21,000	$22,208
Emdeon, Inc. (b)
02/15/21	6.000%	19,000	18,525
ExamWorks Group, Inc.
04/15/23	5.625%	38,000	38,760
Express Scripts Holding Co.
02/25/21	3.300%	120,000	123,002
02/15/22	3.900%	625,000	651,642
Fresenius Medical Care U.S. Finance II, Inc. (b)
09/15/18	6.500%	18,000	19,643
10/15/24	4.750%	33,000	33,536
HCA, Inc.
02/15/22	7.500%	100,000	113,250
03/15/24	5.000%	56,000	57,295
02/01/25	5.375%	95,000	96,039
04/15/25	5.250%	39,000	40,170
02/15/26	5.875%	30,000	30,900
HCA, Inc
06/15/26	5.250%	15,000	15,375
HealthSouth Corp.
11/01/24	5.750%	12,000	12,156
Healthsouth Corp.
09/15/25	5.750%	6,000	6,063
Hologic, Inc. (b)
07/15/22	5.250%	37,000	38,573
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	30,000	30,075
Kinetic Concepts, Inc./KCI U.S.A., Inc. (b)
02/15/21	7.875%	6,000	6,345
LifePoint Health, Inc.
12/01/21	5.500%	54,000	56,430
MEDNAX, Inc. (b)
12/01/23	5.250%	61,000	63,440
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	47,000	48,880
McKesson Corp.
12/15/22	2.700%	650,000	644,990
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	40,000	39,900
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	12,000	12,090
Tenet Healthcare Corp.
06/01/20	4.750%	41,000	41,718
10/01/20	6.000%	20,000	21,300
04/01/21	4.500%	64,000	64,320
04/01/22	8.125%	44,000	45,265
06/15/23	6.750%	31,000	29,683
Universal Health Services, Inc. (b)
08/01/22	4.750%	55,000	55,963
Total			4,792,957

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	$29,000	$29,290
Centene Escrow Corp. (b)
02/15/21	5.625%	9,000	9,383
02/15/24	6.125%	67,000	70,517
Cigna Corp.
06/15/20	5.125%	554,000	614,201
Molina Healthcare, Inc. (b)
11/15/22	5.375%	54,000	55,485
UnitedHealth Group, Inc.
03/15/23	2.875%	450,000	461,990
Total			1,240,866
Home Construction —%
CalAtlantic Group, Inc.
12/15/21	6.250%	36,000	38,610
11/15/24	5.875%	10,000	10,525
D.R. Horton, Inc.
09/15/22	4.375%	32,000	32,080
Lennar Corp.
06/15/19	4.500%	40,000	41,300
Meritage Homes Corp.
03/01/18	4.500%	35,000	35,350
04/15/20	7.150%	11,000	11,605
04/01/22	7.000%	6,000	6,390
06/01/25	6.000%	32,000	32,000
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	8,000	7,840
03/01/24	5.625%	46,000	44,045
Toll Brothers Finance Corp.
11/15/25	4.875%	40,000	39,600
Total			299,345
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/36	6.450%	275,000	274,601
Antero Resources Corp.
12/01/22	5.125%	90,000	81,675
Canadian Natural Resources Ltd.
11/15/21	3.450%	660,000	610,922
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	125,000	110,156
Concho Resources, Inc.
04/01/23	5.500%	132,000	129,360
Continental Resources, Inc.
04/15/23	4.500%	575,000	480,844
06/01/24	3.800%	26,000	20,540
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	86,000	83,205
Devon Energy Corp.
07/15/21	4.000%	500,000	445,212

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Diamondback Energy, Inc.
10/01/21	7.625%	$8,000	$8,240
Laredo Petroleum, Inc.
01/15/22	5.625%	51,000	42,585
05/01/22	7.375%	11,000	9,350
03/15/23	6.250%	96,000	80,400
Newfield Exploration Co.
07/01/24	5.625%	43,000	40,313
Noble Energy, Inc.
11/15/24	3.900%	500,000	470,640
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	85,000	84,575
RSP Permian, Inc.
10/01/22	6.625%	62,000	61,070
Range Resources Corp.
06/01/21	5.750%	35,000	30,888
Woodside Finance Ltd. (b)
05/10/21	4.600%	625,000	647,626
Total			3,712,202
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	850,000	883,715
Cenovus Energy, Inc.
09/15/23	3.800%	700,000	629,022
Petro-Canada
05/15/18	6.050%	565,000	597,561
Total			2,110,298
Leisure —%
AMC Entertainment, Inc.
06/15/25	5.750%	26,000	26,585
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	34,000	35,233
06/01/24	5.375%	5,000	5,175
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	33,000	32,010
Total			99,003
Life Insurance 0.5%
American International Group, Inc.
02/15/24	4.125%	700,000	729,406
Five Corners Funding Trust (b)
11/15/23	4.419%	975,000	1,025,437
Metropolitan Life Global Funding I (b)
04/11/22	3.875%	835,000	891,409
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	1,000,000	1,001,106

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Principal Financial Group, Inc.
05/15/25	3.400%	$850,000	$841,147
Total			4,488,505
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	26,625
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	85,000	88,077
Playa Resorts Holding BV (b)
08/15/20	8.000%	73,000	71,722
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	7,000	7,158
Total			193,582
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/33	6.550%	600,000	719,834
AMC Networks, Inc.
12/15/22	4.750%	39,000	39,098
04/01/24	5.000%	24,000	24,090
Activision Blizzard, Inc. (b)
09/15/21	5.625%	104,000	109,330
09/15/23	6.125%	18,000	19,305
Lamar Media Corp. (b)
02/01/26	5.750%	9,000	9,450
MDC Partners, Inc. (b)
05/01/24	6.500%	114,000	116,422
Netflix, Inc.
02/15/22	5.500%	50,000	52,347
02/15/25	5.875%	98,000	103,145
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	21,000	21,788
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	3,000	3,075
03/15/25	5.875%	47,000	49,115
RELX Capital, Inc.
10/15/22	3.125%	700,000	697,537
Scripps Networks Interactive, Inc.
11/15/24	3.900%	1,025,000	1,034,767
Sky PLC (b)
11/26/22	3.125%	775,000	784,924
Thomson Reuters Corp.
05/23/43	4.500%	500,000	457,355
Univision Communications, Inc. (b)
09/15/22	6.750%	27,000	28,620
05/15/23	5.125%	22,000	21,890
02/15/25	5.125%	75,000	74,062
Total			4,366,154

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 0.1%
ArcelorMittal (c)
08/05/20	6.250%	$6,000	$5,865
03/01/21	6.500%	85,000	83,725
Vale Overseas Ltd.
01/11/22	4.375%	825,000	702,281
Total			791,871
Midstream 0.5%
Columbia Pipeline Group, Inc. (b)
06/01/45	5.800%	720,000	729,264
Energy Transfer Equity LP
06/01/27	5.500%	68,000	54,570
Enterprise Products Operating LLC
02/01/41	5.950%	675,000	692,694
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	42,000	43,575
Kinder Morgan Energy Partners LP
03/01/44	5.500%	700,000	619,249
MPLX LP (b)
02/15/23	5.500%	59,000	57,115
07/15/23	4.500%	47,000	43,342
12/01/24	4.875%	51,000	47,085
06/01/25	4.875%	28,000	25,531
Plains All American Pipeline LP/Finance Corp.
11/01/24	3.600%	575,000	495,857
Sabine Pass Liquefaction LLC
04/15/23	5.625%	84,000	79,800
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	24,000	23,940
11/15/19	4.125%	12,000	11,333
05/01/23	5.250%	2,000	1,845
11/15/23	4.250%	37,000	32,468
Targa Resources Partners LP/Finance Corp. (b)
03/15/24	6.750%	28,000	27,510
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	8,000	7,960
10/15/22	6.250%	81,000	80,190
TransCanada PipeLines Ltd. (c)
06/30/16	1.309%	525,000	524,532
Western Gas Partners LP
07/01/22	4.000%	25,000	22,378
06/01/25	3.950%	25,000	21,419
Williams Companies, Inc. (The)
01/15/23	3.700%	33,000	24,668
06/24/24	4.550%	116,000	88,160
Williams Partners LP
03/04/24	4.300%	1,000,000	831,614
Total			4,586,099
Natural Gas 0.2%
NiSource Finance Corp.
02/15/44	4.800%	595,000	627,629

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Natural Gas (continued)
Sempra Energy
10/01/22	2.875%	$950,000	$939,025
Total			1,566,654
Office REIT 0.1%
Boston Properties LP
02/01/26	3.650%	600,000	622,592
Oil Field Services 0.1%
Noble Holding International Ltd.
03/01/21	4.625%	760,000	528,200
Weatherford International LLC
06/15/37	6.800%	500,000	372,500
Total			900,700
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	33,000	32,093
02/01/22	5.875%	15,000	14,235
Total			46,328
Other Industry —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	18,000	18,559
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	21,000	21,788
Duke Realty LP
04/15/23	3.625%	750,000	754,036
Total			775,824
Packaging —%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	20,000	19,350
Ball Corp.
12/15/20	4.375%	76,000	79,040
Berry Plastics Corp.
05/15/22	5.500%	13,000	13,390
07/15/23	5.125%	72,000	72,540
Berry Plastics Corp. (b)
10/15/22	6.000%	24,000	25,140
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	8,000	7,975
06/15/17	6.000%	5,000	4,959
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	64,000	62,400
Reynolds Group Issuer, Inc./LLC
04/15/19	7.125%	45,000	45,900
08/15/19	9.875%	38,000	39,354
10/15/20	5.750%	29,000	29,761

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	$24,000	$24,600
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	12,000	10,905
Total			435,314
Pharmaceuticals 0.4%
Actavis Funding SCS
03/15/22	3.450%	1,030,000	1,069,302
Amgen, Inc.
05/22/24	3.625%	600,000	631,217
Capsugel SA PIK (b)
05/15/19	7.000%	12,000	12,060
Concordia Healthcare Corp. (b)
04/15/23	7.000%	16,000	13,720
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	97,000	90,937
Gilead Sciences, Inc.
09/01/22	3.250%	700,000	739,673
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	54,000	55,485
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	53,000	54,420
Mallinckrodt International Finance SA/CB LLC (b)
10/15/23	5.625%	27,000	24,503
04/15/25	5.500%	10,000	8,825
Quintiles Transnational Corp. (b)
05/15/23	4.875%	24,000	24,622
Roche Holdings, Inc. (b)
09/30/24	3.350%	510,000	542,269
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	84,000	69,720
07/15/21	7.500%	30,000	24,994
12/01/21	5.625%	12,000	9,450
03/01/23	5.500%	17,000	13,366
05/15/23	5.875%	55,000	43,106
04/15/25	6.125%	148,000	113,960
Total			3,541,629
Property & Casualty 0.6%
Alliant Holdings I LP (b)
08/01/23	8.250%	4,000	3,980
Berkshire Hathaway, Inc.
03/15/23	2.750%	1,110,000	1,132,029
CNA Financial Corp.
03/01/26	4.500%	1,000,000	1,013,721
Chubb INA Holdings, Inc.
03/13/23	2.700%	650,000	656,846

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
HUB International Ltd. (b)
02/15/21	9.250%	$9,000	$9,338
10/01/21	7.875%	107,000	105,395
Hartford Financial Services Group, Inc. (The)
03/30/20	5.500%	725,000	804,544
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	4,000	3,680
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	670,000	729,483
Loews Corp.
05/15/23	2.625%	1,050,000	1,035,698
Transatlantic Holdings, Inc.
11/30/39	8.000%	375,000	500,667
Total			5,995,381
Railroads 0.1%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	900,000	958,346
CSX Corp.
03/15/44	4.100%	495,000	488,372
Total			1,446,718
Refining —%
Marathon Petroleum Corp.
03/01/41	6.500%	395,000	392,005
Restaurants —%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	44,000	44,770
04/01/22	6.000%	28,000	29,120
Total			73,890
Retail REIT 0.2%
Kimco Realty Corp.
06/01/23	3.125%	1,000,000	989,897
Simon Property Group LP
02/01/40	6.750%	415,000	557,755
Total			1,547,652
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/24	6.000%	16,000	16,160
Asbury Automotive Group, Inc. (b)
12/15/24	6.000%	12,000	12,120
CVS Health Corp.
07/20/22	3.500%	750,000	803,932
Dollar Tree, Inc. (b)
03/01/23	5.750%	52,000	55,120
Group 1 Automotive, Inc.
06/01/22	5.000%	12,000	11,880

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Group 1 Automotive, Inc. (b)
12/15/23	5.250%	$17,000	$16,788
Home Depot, Inc. (The)
04/01/26	3.000%	520,000	545,882
L Brands, Inc.
04/01/21	6.625%	40,000	44,996
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	335,000	345,198
Penske Automotive Group, Inc.
12/01/24	5.375%	43,000	42,678
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	18,000	21,600
Rite Aid Corp. (b)
04/01/23	6.125%	60,000	63,600
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	9,000	9,585
Target Corp.
07/01/24	3.500%	450,000	493,585
Total			2,483,124
Technology 0.4%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	63,000	63,787
04/01/20	6.375%	23,000	23,460
08/01/22	5.375%	51,000	47,812
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	31,000	33,325
Apple, Inc.
05/03/23	2.400%	1,000,000	1,006,082
Cisco Systems, Inc.
06/15/25	3.500%	750,000	813,623
Equinix, Inc.
04/01/20	4.875%	31,000	32,070
01/01/22	5.375%	22,000	22,908
04/01/23	5.375%	14,000	14,490
01/15/26	5.875%	42,000	44,289
First Data Corp. (b)
11/01/20	6.750%	42,000	44,205
08/15/23	5.375%	37,000	37,925
12/01/23	7.000%	84,000	84,840
01/15/24	5.750%	110,000	109,989
Hewlett Packard Enterprise Co. (b)
10/15/45	6.350%	600,000	589,669
IMS Health, Inc. (b)
11/01/20	6.000%	12,000	12,330
Infor US, Inc. (b)
08/15/20	5.750%	7,000	7,210
Iron Mountain, Inc. (b)
10/01/20	6.000%	30,000	31,613
MSCI, Inc. (b)
11/15/24	5.250%	32,000	33,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
08/15/25	5.750%	$35,000	$36,838
Microsemi Corp. (b)
04/15/23	9.125%	37,000	40,607
NCR Corp.
12/15/21	5.875%	18,000	18,405
12/15/23	6.375%	7,000	7,210
NXP BV/Funding LLC (b)
06/15/22	4.625%	25,000	25,656
Oracle Corp.
04/15/38	6.500%	450,000	599,389
Qualitytech LP/Finance Corp.
08/01/22	5.875%	31,000	31,620
Riverbed Technology, Inc. (b)
03/01/23	8.875%	41,000	40,795
Sensata Technologies UK Financing Co. PLC (b)
02/15/26	6.250%	38,000	40,470
Solera LLC/Finance, Inc. (b)
03/01/24	10.500%	20,000	20,100
VeriSign, Inc.
05/01/23	4.625%	63,000	63,630
04/01/25	5.250%	26,000	26,195
Zebra Technologies Corp.
10/15/22	7.250%	75,000	81,375
Total			4,084,957
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	600,000	765,288
Hertz Corp. (The)
01/15/21	7.375%	3,000	3,060
10/15/22	6.250%	7,000	7,000
Total			775,348
Wireless 0.1%
Crown Castle International Corp.
04/15/22	4.875%	41,000	43,878
01/15/23	5.250%	28,000	30,205
Numericable-SFR SA (b)
05/15/22	6.000%	97,000	94,575
Rogers Communications, Inc.
10/01/23	4.100%	550,000	592,624
SBA Telecommunications, Inc.
07/15/20	5.750%	68,000	70,210
Sprint Communications, Inc. (b)
11/15/18	9.000%	68,000	71,400
03/01/20	7.000%	88,000	88,000
Sprint Corp.
09/15/21	7.250%	30,000	22,913
06/15/24	7.125%	63,000	46,777
02/15/25	7.625%	63,000	46,777
T-Mobile USA, Inc.
04/28/21	6.633%	39,000	40,755

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
01/15/22	6.125%	$9,000	$9,293
03/01/23	6.000%	34,000	34,723
04/01/23	6.625%	84,000	88,410
01/15/24	6.500%	21,000	21,840
03/01/25	6.375%	9,000	9,214
01/15/26	6.500%	61,000	63,364
Wind Acquisition Finance SA (b)
04/30/20	6.500%	23,000	23,230
07/15/20	4.750%	43,000	40,635
04/23/21	7.375%	30,000	27,150
Total			1,465,973
Wirelines 0.6%
AT&T, Inc.
03/15/22	3.800%	770,000	811,414
02/15/39	6.550%	1,100,000	1,295,413
CenturyLink, Inc.
04/01/20	5.625%	27,000	27,351
03/15/22	5.800%	49,000	47,143
04/01/25	5.625%	26,000	23,270
CenturyLink, Inc. (d)
04/01/24	7.500%	18,000	18,045
Deutsche Telekom International Finance BV
08/20/18	6.750%	325,000	364,014
Frontier Communications Corp.
07/01/21	9.250%	8,000	8,160
04/15/24	7.625%	67,000	59,462
01/15/25	6.875%	26,000	21,954
Frontier Communications Corp. (b)
09/15/20	8.875%	42,000	43,627
09/15/22	10.500%	23,000	23,575
09/15/25	11.000%	106,000	106,530
Level 3 Communications, Inc.
12/01/22	5.750%	31,000	32,008
Level 3 Financing, Inc.
06/01/20	7.000%	6,000	6,255
01/15/21	6.125%	20,000	20,950
08/15/22	5.375%	23,000	23,357
02/01/23	5.625%	19,000	19,523
Level 3 Financing, Inc. (b)
01/15/24	5.375%	10,000	10,125
03/15/26	5.250%	40,000	40,300
Orange SA
07/08/19	5.375%	800,000	889,707
Telecom Italia SpA (b)
05/30/24	5.303%	44,000	45,320
Telefonica Emisiones SAU
06/20/36	7.045%	325,000	411,403
Verizon New York, Inc.
04/01/32	7.375%	1,200,000	1,359,812
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	5,000	5,350
04/01/23	6.000%	72,000	71,865
05/15/25	6.375%	13,000	12,708

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Zayo Group LLC/Capital, Inc. (b)(d)
05/15/25	6.375%	$45,000	$43,992
Total			5,842,633
Total Corporate Bonds & Notes (Cost: $113,730,309)			$115,522,158

Residential Mortgage-Backed Securities - Agency 8.2%
Federal Home Loan Mortgage Corp.
05/01/39-08/01/41	4.500%	4,337,717	4,725,758
10/01/26-06/01/45	3.500%	25,036,900	26,241,551
04/01/32	7.000%	73,623	89,508
04/01/32-06/01/37	6.000%	646,688	734,195
02/01/17-07/01/32	6.500%	727,254	832,122
08/01/18-05/01/41	5.000%	1,886,037	2,059,093
05/01/18-02/01/38	5.500%	896,293	998,812
07/01/43-08/01/43	3.000%	5,228,944	5,361,850
02/01/45-09/01/45	4.000%	7,091,594	7,575,041
Federal National Mortgage Association
04/01/26-03/01/46	3.500%	15,909,006	16,759,396
11/01/16-12/01/28	6.000%	147,337	167,235
03/01/26-12/01/32	7.000%	922,480	1,015,681
06/01/17-09/01/32	6.500%	246,175	280,072
11/01/26-09/01/40	4.000%	4,253,244	4,543,231
02/01/38-03/01/38	5.500%	635,608	712,771
Federal National Mortgage Association (d)
04/13/46	4.000%	1,150,000	1,228,703
Federal National Mortgage Association (f)
10/01/40	4.500%	921,210	1,005,561
Government National Mortgage Association
02/15/45	3.500%	4,998,931	5,280,026
Total Residential Mortgage-Backed Securities - Agency (Cost: $77,462,746)			$79,610,606

Residential Mortgage-Backed Securities - Non-Agency 1.0%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (b)(c)
05/26/36	2.849%	342,604	342,383

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Mill City Mortgage Trust (b)
CMO Series 15-1 Class A1
06/25/56	2.230%	$1,224,292	$1,221,752
Series 2015-2 Class A1
09/25/57	3.000%	1,394,312	1,400,823
Springleaf Mortgage Loan Trust (b)
CMO Series 2013-1A Class A
06/25/58	1.270%	330,702	329,196
CMO Series 2013-2A Class A
12/25/65	1.780%	394,256	394,363
CMO Series 2013-3A Class A
09/25/57	1.870%	846,058	844,311
Towd Point Mortgage Trust (b)
CMO Series 15-5 Class A1
05/25/55	3.500%	1,402,891	1,416,682
CMO Series 15-6 Class A1
04/25/55	3.500%	1,422,607	1,450,382
CMO Series 2015-4 Class A1
04/25/55	3.500%	1,003,420	1,013,454
CMO Series 2016-1 Class A1
02/25/55	3.500%	1,600,000	1,628,750
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $10,062,695)			$10,042,096

Commercial Mortgage-Backed Securities - Agency 2.9%
Government National Mortgage Association
Series 2011-149 Class A
10/16/46	3.000%	40,722	40,845
Series 2011-161 Class A
01/16/34	1.738%	1,041,905	1,043,461
Series 2012-111 Class AC
04/16/47	2.211%	296,244	296,948
Series 2012-25 Class A
11/16/42	2.575%	1,854,698	1,895,626
Series 2013-12 Class A
10/16/42	1.410%	1,099,202	1,082,512
Series 2013-146 Class AH
08/16/40	2.000%	957,123	965,056
Series 2013-17 Class AH
10/16/43	1.558%	926,039	916,164
Series 2013-194 Class AB
05/16/38	2.250%	721,635	728,281
Series 2013-2 Class AB
12/16/42	1.600%	734,174	728,942
Series 2013-30 Class A
05/16/42	1.500%	1,734,545	1,709,098
Series 2013-32 Class AB
01/16/42	1.900%	583,288	580,424
Series 2013-33 Class A
07/16/38	1.061%	1,758,204	1,712,765
Series 2013-40 Class A
10/16/41	1.511%	1,047,734	1,036,304
Series 2013-45 Class A
10/16/40	1.450%	2,590,800	2,563,561

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2013-50 Class AH
06/16/39	2.100%	$1,030,686	$1,031,286
Series 2013-57 Class A
06/16/37	1.350%	2,527,183	2,506,521
Series 2013-61 Class A
01/16/43	1.450%	1,207,124	1,188,657
Series 2013-73 Class AE
01/16/39	1.350%	477,260	474,180
Series 2013-78 Class AB
07/16/39	1.624%	1,054,774	1,043,249
Series 2014-24 Class BA
07/16/38	2.100%	972,592	977,220
Series 2014-47 Class AB
08/16/40	2.250%	722,444	728,483
Series 2014-64 Class A
02/16/45	2.200%	908,780	917,640
Series 2014-67 Class AE
05/16/39	2.150%	527,791	543,588
Series 2015-109 Class A
02/16/40	2.528%	589,640	598,938
Series 2015-21 Class A
11/16/42	2.600%	604,080	615,327
Series 2015-5 Class KA
11/16/39	2.500%	522,091	529,804
Series 2015-78 Class A
06/16/40	2.918%	1,466,671	1,502,781
Total Commercial Mortgage-Backed Securities - Agency (Cost: $28,284,590)			$27,957,661

Commercial Mortgage-Backed Securities - Non-Agency 3.4%
American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	1,269,890	1,312,459
Series 2014-SFR3 Class A
12/17/36	3.678%	1,413,486	1,449,886
Series 2015-SFR2 Class A
10/17/45	3.732%	769,590	790,729
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	1,303,199	1,316,099
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)
01/14/29	3.847%	354,236	370,700
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4
07/10/46	5.634%	799,328	800,029
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14 Class A4
12/11/38	5.201%	1,947,308	1,969,709
Series 2007-T26 Class A4
01/12/45	5.471%	754,263	770,284
CD Mortgage Trust Series 2007-CD5 Class A4
11/15/44	5.886%	811,815	846,931

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
CGGS Commercial Mortgage Trust Series 2016-RNDA Class AFX (b)
02/10/33	2.757%	$1,650,000	$1,660,879
COBALT CMBS Commercial Mortgage Trust Series 2007-C2 Class A3 (c)
04/15/47	5.484%	2,620,564	2,682,530
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4
10/15/49	5.431%	736,396	741,232
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12/11/49	5.322%	1,538,826	1,567,541
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	614,755	612,542
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)
11/10/46	5.002%	225,000	253,751
GS Mortgage Securities Trust Series 2006-GG8 Class A4
11/10/39	5.560%	354,441	356,569
General Electric Capital Assurance Co. Series 2003-1 Class A5 (b)
05/12/35	5.743%	313,496	340,099
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18 Class A4
06/12/47	5.440%	535,069	544,450
JPMorgan Chase Commercial Mortgage Securities Trust (b)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	556,961
Series 2010-C1 Class A1
06/15/43	3.853%	9,357	9,361
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	757,225
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	721,036
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	892,350	911,131
Series 2007-C7 Class A3
09/15/45	5.866%	624,620	658,211
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17 Class A1
08/15/47	1.551%	865,026	862,763
Morgan Stanley Capital I Trust
Series 2007-IQ13 Class A1A
03/15/44	5.312%	952,340	972,337
Morgan Stanley Capital I Trust (b)
Series 2011-C1 Class A4
09/15/47	5.033%	450,000	503,330
Morgan Stanley Capital I Trust (c)
Series 2006-T23 Class A4
08/12/41	5.891%	223,671	224,097

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2007-T27 Class A1A
06/11/42	5.645%	$1,127,566	$1,171,069
Series 2007-T27 Class A4
06/11/42	5.645%	2,047,045	2,128,921
Morgan Stanley Re-Remic Trust (b)(c)
Series 2009-GG10 Class A4A
08/12/45	5.794%	1,504,745	1,540,050
Series 2010-GG10 Class A4A
08/15/45	5.794%	1,704,269	1,742,734
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26 Class A3
06/15/45	6.011%	515,384	515,539
Series 2006-C29 Class A1A
11/15/48	5.297%	891,887	905,675
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $32,833,682)			$32,566,859

Asset-Backed Securities - Non-Agency 1.7%
ARI Fleet Lease Trust Series 2015-A Class A2 (b)
11/15/18	1.110%	602,130	600,484
American Credit Acceptance Receivables Trust (b)
Series 2015-2 Class A
06/12/19	1.570%	218,442	217,637
Series 2015-3 Class A
09/12/19	1.950%	435,774	434,535
Series 2016-1A Class A
05/12/20	2.370%	371,599	371,485
CCG Receivables Trust Series 2015-1 Class A2 (b)
11/14/18	1.460%	1,915,000	1,913,783
California Republic Auto Receivables Trust
Series 2015-1 Class A3
04/15/19	1.330%	600,000	600,984
California Republic Auto Receivables Trust (b)
Subordinated, Series 2012-1 Class B
01/16/18	1.760%	548,034	548,413
CarFinance Capital Auto Trust (b)
Series 2014-1A Class A
12/17/18	1.460%	102,440	102,067
Series 2015-1A Class A
06/15/21	1.750%	365,407	363,754
Conn’s Receivables Funding LLC Series 2016-A Class A (b)
04/16/18	4.680%	800,000	800,395
DT Auto Owner Trust Series 2014-3A Class A (b)
04/16/18	0.980%	76,516	76,482
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	272,437	270,055
Drive Auto Receivables Trust (b)
Series 2015-AA Class A3
07/16/18	1.430%	608,770	608,829

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-DA Class A3
12/17/18	1.590%	$275,000	$275,247
Exeter Automobile Receivables Trust (b)
Series 2014-3A Class A
01/15/19	1.320%	178,597	177,926
Series 2015-1A Class A
06/17/19	1.600%	395,763	393,872
Series 2015-2A Class A
11/15/19	1.540%	827,201	823,633
Series 2015-3A Class A
03/16/20	2.000%	1,150,607	1,146,156
Series 2016-1A Class A
07/15/20	2.350%	642,733	642,026
First Investors Auto Owner Trust Series 2014-3A Class A2 (b)
11/15/18	1.060%	153,432	153,271
Ford Credit Floorplan Master Owner Trust A Series 2014-1 Class A1
02/15/19	1.200%	980,000	979,416
Hertz Fleet Lease Funding LP Series 2013-3 Class A (b)(c)
12/10/27	0.992%	193,170	193,301
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	553,299	557,379
Series 2014-AA Class A
11/25/26	1.770%	784,606	780,472
MVW Owner Trust Series 2015-1A Class A (b)
12/20/32	2.520%	512,285	516,319
Navient Private Education Loan Trust Series 2015-AA Class A1 (b)(c)
12/15/21	0.936%	161,852	161,265
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
04/15/16	1.440%	196,133	196,009
SLM Private Education Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	400,000	409,881
SLM Private Education Loan Trust (b)(c)
Series 2014-A Class A1
07/15/22	1.036%	380,467	379,134
SMART ABS Trust Series 2015-1US Class A3A
09/14/18	1.500%	440,000	439,491
SMB Private Education Loan Trust Series 2015-B Class A1 (b)(c)
02/15/23	1.136%	213,436	212,332
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	452,248	445,046

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Westlake Automobile Receivables Trust Series 2015-1A Class A2 (b)
03/15/18	1.170%	$721,808	$720,770
Total Asset-Backed Securities - Non-Agency (Cost: $16,523,198)			$16,511,849

Inflation-Indexed Bonds 1.0%
UNITED STATES 1.0%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	9,190,717	9,389,016
Total Inflation-Indexed Bonds (Cost: $9,195,820)			$9,389,016

U.S. Treasury Obligations 2.5%
U.S. Treasury
08/15/40	3.875%	19,107,000	23,948,676
Total U.S. Treasury Obligations (Cost: $22,706,146)			$23,948,676

Foreign Government Obligations(g) 0.5%
CANADA 0.4%
Province of Nova Scotia
01/26/17	5.125%	1,000,000	1,033,290
Province of Ontario
02/14/18	1.200%	1,625,000	1,622,645
Province of Quebec
05/14/18	4.625%	1,475,000	1,581,169
Total			4,237,104
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,000,000	1,037,500
Total Foreign Government Obligations (Cost: $5,225,093)			$5,274,604

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	$1,200,000	$1,237,032
Total Municipal Bonds (Cost: $1,232,022)			$1,237,032

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Diversified Manufacturing —%
Manitowoc Foodservice, Inc. Tranche B Term Loan (c)(h)
03/03/23	5.750%	$18,000	$18,060
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(h)
03/20/20	8.500%	22,000	21,560
Pharmaceuticals —%
Concordia Healthcare Corp. Term Loan (c)(h)
10/21/21	5.250%	18,952	18,417
Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(h)
08/21/20	5.750%	34,000	34,071

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology —%
Applied Systems, Inc. 2nd Lien Term Loan (c)(h)
01/24/22	7.500%	$4,000	$3,765
Microsemi Corp. Tranche B Term Loan (c)(h)
01/15/23	5.250%	38,912	39,064
Riverbed Technology, Inc. Term Loan (c)(h)
04/25/22	6.000%	28,236	28,291
Total			71,120
Total Senior Loans (Cost: $161,948)			$163,228

		Shares	Value

Money Market Funds 5.0%
Columbia Short-Term Cash Fund, 0.420% (i)(j)		48,965,944	$48,965,944
Total Money Market Funds (Cost: $48,965,944)			$48,965,944
Total Investments
(Cost: $906,775,143)			$976,290,523(k)
Other Assets & Liabilities, Net			(4,105,819)
Net Assets			$972,184,704

At March 31, 2016, securities totaling $122,343 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	110	USD	13,328,047	06/2016	84,919	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $58,402,298 or 6.01% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2016, the value of these securities amounted to $13,635, which represents less than 0.01% of net assets.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Principal and interest may not be guaranteed by the government.

(h)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,378,772	64,052,250	(60,465,078)	48,965,944	46,296	48,965,944

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data. Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	86,746,601	—	—	86,746,601
Consumer Staples	47,817,658	—	—	47,817,658
Energy	39,847,940	—	—	39,847,940
Financials	107,037,907	—	—	107,037,907
Health Care	103,494,169	—	—	103,494,169
Industrials	54,049,689	—	—	54,049,689
Information Technology	130,204,471	—	—	130,204,471
Materials	7,687,340	—	—	7,687,340
Telecommunication Services	18,691,941	—	—	18,691,941
Utilities	9,523,078	—	—	9,523,078
Total Common Stocks	605,100,794	—	—	605,100,794
Corporate Bonds & Notes	—	115,522,158	—	115,522,158
Residential Mortgage-Backed Securities - Agency	—	79,610,606	—	79,610,606
Residential Mortgage-Backed Securities - Non-Agency	—	10,042,096	—	10,042,096
Commercial Mortgage-Backed Securities - Agency	—	27,957,661	—	27,957,661
Commercial Mortgage-Backed Securities - Non-Agency	—	32,566,859	—	32,566,859
Asset-Backed Securities - Non-Agency	—	16,511,849	—	16,511,849
Inflation-Indexed Bonds	—	9,389,016	—	9,389,016
U.S. Treasury Obligations	23,948,676	—	—	23,948,676
Foreign Government Obligations	—	5,274,604	—	5,274,604
Municipal Bonds	—	1,237,032	—	1,237,032
Senior Loans	—	141,668	21,560	163,228
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	48,965,944
Total Investments	629,049,470	298,253,549	21,560	976,290,523

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Futures Contracts	84,919	—	—	84,919
Total	629,134,389	298,253,549	21,560	976,375,442

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
3,660	—	—	3,660

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Government Money Market Fund (formerly Columbia Variable Portfolio – Cash Management Fund)

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 3.8%

MetLife Short Term Funding LLC (a)
04/01/16	0.467%	$10,000,000	$10,000,000
04/04/16	0.400%	3,000,000	2,999,870
Total Asset-Backed Commercial Paper (Cost: $12,999,870)			$12,999,870

Commercial Paper 26.4%

Banking 2.6%
BNP Paribas Finance, Inc.
04/01/16	0.253%	9,000,000	9,000,000

Consumer Products 2.4%
Procter & Gamble Co. (The) (a)
04/07/16	0.290%	8,000,000	7,999,560
Integrated Energy 7.1%
Chevron Corp. (a)
04/11/16	0.410%	11,000,000	10,998,656
Shell International Finance BV (a)
04/08/16	0.350%	13,000,000	12,999,014
Total			23,997,670
Life Insurance 3.8%
New York Life Capital Corp. (a)
04/04/16	0.360%	3,000,000	2,999,882
04/05/16	0.380%	10,000,000	9,999,478
Total			12,999,360
Pharmaceuticals 3.8%
Roche Holdings, Inc. (a)
04/26/16	0.420%	13,000,000	12,996,118
Property & Casualty 3.2%
Travelers Co., Inc. (a)
04/01/16	0.325%	11,000,000	11,000,000
Retailers 3.5%
Wal-Mart Stores, Inc. (a)
04/28/16	0.440%	12,000,000	11,995,950
Total Commercial Paper (Cost: $89,988,658)			$89,988,658

Certificates of Deposit 17.6%

Australia & New Zealand Banking Group Ltd.
04/07/16	0.340%	10,000,000	10,000,000

Issuer	Effective Yield	Principal Amount	Value

Certificates of Deposit (continued)

BB&T Corp.
04/26/16	0.440%	$5,000,000	$5,000,000
Bank of Montreal Chicago Branch
04/04/16	0.390%	6,000,000	6,000,000
04/05/16	0.300%	5,000,000	5,000,000
Canadian Imperial Bank of Commerce
04/05/16	0.310%	10,000,000	10,000,000
US Bank NA
04/21/16	0.540%	11,000,000	11,000,000
Wells Fargo Bank NA
04/19/16	0.580%	13,000,000	13,000,000
Total Certificates of Deposit (Cost: $60,000,000)			$60,000,000

U.S. Government & Agency Obligations 36.1%

Federal Home Loan Banks Discount Notes
04/06/16	0.280%	20,000,000	19,999,082
04/13/16	0.300%	28,000,000	27,997,013
04/15/16	0.330%	16,050,000	16,047,823
04/25/16	0.270%	8,000,000	7,998,507
04/26/16	0.270%	5,000,000	4,999,028
05/03/16	0.300%	2,000,000	1,999,449
05/06/16	0.370%	10,000,000	9,996,335
Federal Home Loan Banks
04/11/16	0.330%	4,000,000	3,999,600
Federal Home Loan Banks (b)
08/26/16	0.400%	10,000,000	10,000,000
11/03/16	0.500%	4,500,000	4,500,000
01/13/17	0.580%	6,000,000	6,000,000
Federal Home Loan Mortgage Corp.
03/09/17	0.750%	4,500,000	4,500,000
Federal National Mortgage Association Discount Notes
04/07/16	0.250%	5,000,000	4,999,762
Total U.S. Government & Agency Obligations (Cost: $123,036,599)			$123,036,599

Repurchase Agreements 6.4%

Tri-party RBC Capital Markets LLC dated 03/31/16, matures 04/01/16 repurchase price $11,000,076 (collateralized by U.S. Treasury Securities, total market value $11,220,047)
	0.250%	11,000,000	$11,000,000

Tri-party TD Securities (USA) LLC
dated 03/31/16, matures 04/01/16
repurchase price $10,600,088
(collateralized by U.S. Government Agencies and U.S. Treasury Securities, total market value $10,812,013)

	0.300%	10,600,000	10,600,000
Total Repurchase Agreements (Cost: $21,600,000)			$21,600,000

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 9.7%

U.S. Treasury (b)
04/30/16	0.369%	$6,000,000	$6,000,005
04/30/17	0.374%	8,000,000	7,998,863
07/31/17	0.377%	9,000,000	8,986,930
10/31/17	0.468%	10,000,000	9,994,885
Total U.S. Treasury Obligations (Cost: $32,980,683)			$32,980,683
Total Investments
(Cost: $340,605,810) (c)			$340,605,810(d)
Other Assets & Liabilities, Net			(158,186)
Net Assets			$340,447,624

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $93,988,528 or 27.61% of net assets.

(b)	Variable rate security.
(c)	Also represents the cost of securities for federal income tax purposes at March 31, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Investments
Asset-Backed Commercial Paper	—	12,999,870	—	12,999,870
Commercial Paper	—	89,988,658	—	89,988,658
Certificates of Deposit	—	60,000,000	—	60,000,000
U.S. Government & Agency Obligations	—	123,036,599	—	123,036,599
Repurchase Agreements	—	21,600,000	—	21,600,000
U.S. Treasury Obligations	—	32,980,683	—	32,980,683
Total Investments	—	340,605,810	—	340,605,810

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Consolidated Portfolio of Investments

Columbia Variable Portfolio – Commodity Strategy Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 53.4%

Federal Home Loan Banks Discount Notes
10/14/16	0.460%	$6,500,000	$6,484,075
11/28/16	0.480%	8,500,000	8,473,259
Federal Home Loan Mortgage Corp. Discount Notes
08/12/16	0.400%	5,000,000	4,992,610
Federal National Mortgage Association Discount Notes
11/23/16	0.480%	5,000,000	4,984,595
Total U.S. Government & Agency Obligations (Cost: $24,928,652)			$24,934,539

Treasury Bills 23.6%

UNITED STATES 23.6%
U.S. Treasury Bills
04/28/16	0.260%	3,000,000	2,999,408
05/26/16	0.250%	4,000,000	3,998,440

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills (continued)

UNITED STATES (CONTINUED)
06/30/16	0.210%	$2,000,000	$1,998,944
07/28/16	0.290%	2,000,000	1,998,134
Total			10,994,926
Total Treasury Bills (Cost: $10,993,801)			$10,994,926

		Shares	Value

Money Market Funds 16.0%

Columbia Short-Term Cash Fund, 0.420% (a)(b)		7,457,711	$7,457,711
Total Money Market Funds (Cost: $7,457,711)			$7,457,711
Total Investments
(Cost: $43,380,164) (c)			$43,387,176(d)
Other Assets & Liabilities, Net			3,284,892
Net Assets			$46,672,068

At March 31, 2015, cash totaling $3,377,900 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE FUTR	105	USD	4,280,850	05/2016		(82,852)
COFFEE ‘C’ FUTURE	37	USD	1,768,369	05/2016	125,064
COPPER FUTURE	47	USD	2,581,475	09/2016		(59,325)
CORN FUTURE	197	USD	3,462,275	05/2016		(126,195)
COTTON NO.2 FUTR	9	USD	262,980	05/2016	2,698
COTTON NO.2 FUTR	20	USD	584,400	05/2016		(8,135)
GASOLINE RBOB FUT	33	USD	2,005,126	04/2016	347,830
GOLD 100 OZ FUTR	46	USD	5,683,760	06/2016		(132,721)
KC HRW WHEAT FUT	22	USD	523,875	05/2016	22,013
LEAN HOGS FUTURE	37	USD	1,020,090	10/2016	20,636
LIVE CATTLE FUTR	27	USD	1,297,890	08/2016	1,575
LME NICKEL FUTURE	16	USD	813,072	05/2016	50,083
LME NICKEL FUTURE	4	USD	203,268	05/2016	7,307
LME PRI ALUM FUTR	26	USD	983,125	05/2016	17,064
LME PRI ALUM FUTR	6	USD	226,875	05/2016	1,930
LME ZINC FUTURE	38	USD	1,727,338	07/2016	297,187
NATURAL GAS FUTR	161	USD	3,153,990	04/2016		(369,959)
NY Harb ULSD Fut	34	USD	1,804,278	08/2016		(54,042)
SILVER FUTURE	26	USD	2,010,320	05/2016	11,732
SOYBEAN FUTURE	58	USD	2,641,175	05/2016	118,347
SOYBEAN MEAL FUTR	73	USD	1,973,190	05/2016	25,648
SOYBEAN OIL FUTR	6	USD	125,388	12/2016	8,687
SOYBEAN OIL FUTR	27	USD	564,246	12/2016	45,733
SUGAR #11 (WORLD)	99	USD	1,702,008	04/2016	143,786
WHEAT FUTURE(CBT)	19	USD	456,712	07/2016	19,632
WHEAT FUTURE(CBT)	42	USD	1,009,575	07/2016	26,094
WTI CRUDE FUTURE	87	USD	3,540,030	06/2016	407,169
Total			46,405,680		1,700,215	(833,229)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,801,366	13,332,644	(11,676,299)	7,457,711	5,454	7,457,711

(c)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $43,380,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,000
Unrealized Depreciation	0
Net Unrealized Appreciation	$7,000

(d)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
U.S. Government & Agency Obligations	—	24,934,539	—	24,934,539
Treasury Bills	10,994,926	—	—	10,994,926
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	7,457,711
Total Investments	10,994,926	24,934,539	—	43,387,176
Derivatives
Assets
Futures Contracts	1,700,215	—	—	1,700,215
Liabilities
Futures Contracts	(833,229)	—	—	(833,229)
Total	11,861,912	24,934,539	—	44,254,162

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%

CONSUMER DISCRETIONARY 13.1%
Automobiles 1.3%
Ford Motor Co.	191,200	$2,581,200
Hotels, Restaurants & Leisure 2.1%
Carnival Corp.	24,700	1,303,419
Darden Restaurants, Inc.	42,200	2,797,860
Total		4,101,279
Internet & Catalog Retail 1.9%
Amazon.com, Inc. (a)	6,135	3,641,981
Media 3.1%
Comcast Corp., Class A	82,805	5,057,730
News Corp., Class A	77,700	992,229
Total		6,049,959
Multiline Retail 1.8%
Target Corp.	44,000	3,620,320
Specialty Retail 2.9%
Best Buy Co., Inc.	23,905	775,478
Home Depot, Inc. (The)	36,620	4,886,207
Total		5,661,685
TOTAL CONSUMER DISCRETIONARY		25,656,424
CONSUMER STAPLES 10.1%
Beverages 0.3%
Coca-Cola Enterprises, Inc.	7,200	365,328
Dr. Pepper Snapple Group, Inc.	2,800	250,376
Total		615,704
Food & Staples Retailing 4.3%
Kroger Co. (The)	100,140	3,830,355
Wal-Mart Stores, Inc.	67,000	4,588,830
Total		8,419,185
Food Products 1.9%
Archer-Daniels-Midland Co.	6,725	244,185
Campbell Soup Co.	6,900	440,151
Tyson Foods, Inc., Class A	44,700	2,979,702
Total		3,664,038
Tobacco 3.6%
Altria Group, Inc.	57,215	3,585,092
Philip Morris International, Inc.	35,000	3,433,850
Total		7,018,942
TOTAL CONSUMER STAPLES		19,717,869

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 6.3%
Energy Equipment & Services 0.5%
Transocean Ltd.	103,200	$943,248
Oil, Gas & Consumable Fuels 5.8%
Chevron Corp. (b)	7,145	681,633
ConocoPhillips	88,345	3,557,653
Exxon Mobil Corp.	22,105	1,847,757
HollyFrontier Corp.	11,400	402,648
Southwestern Energy Co. (a)	56,300	454,341
Tesoro Corp.	9,000	774,090
Valero Energy Corp.	57,735	3,703,123
Total		11,421,245
TOTAL ENERGY		12,364,493
FINANCIALS 15.3%
Banks 3.8%
Citigroup, Inc.	92,715	3,870,851
JPMorgan Chase & Co.	60,300	3,570,966
Total		7,441,817
Capital Markets 1.4%
T. Rowe Price Group, Inc.	36,000	2,644,560
Consumer Finance 1.1%
Capital One Financial Corp.	9,900	686,169
Navient Corp.	115,435	1,381,757
Total		2,067,926
Diversified Financial Services 3.0%
CME Group, Inc.	6,200	595,510
McGraw Hill Financial, Inc.	18,700	1,850,926
Moody’s Corp.	22,700	2,191,912
Voya Financial, Inc.	44,100	1,312,857
Total		5,951,205
Insurance 2.8%
Aflac, Inc.	40,900	2,582,426
Prudential Financial, Inc.	38,700	2,794,914
Travelers Companies, Inc. (The)	900	105,039
Total		5,482,379
Real Estate Investment Trusts (REITs) 3.2%
Digital Realty Trust, Inc.	13,700	1,212,313
Public Storage	10,800	2,978,964
Simon Property Group, Inc.	9,800	2,035,362
Total		6,226,639
TOTAL FINANCIALS		29,814,526

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 14.4%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc. (a)	7,250	$1,009,345
Alkermes PLC (a)	8,150	278,648
Biogen, Inc. (a)	5,275	1,373,188
BioMarin Pharmaceutical, Inc. (a)	5,750	474,260
Celgene Corp. (a)	16,000	1,601,440
Incyte Corp. (a)	7,200	521,784
Vertex Pharmaceuticals, Inc. (a)	9,610	763,899
Total		6,022,564
Health Care Equipment & Supplies 0.9%
DENTSPLY SIRONA, Inc.	29,600	1,824,248
Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	34,600	2,994,630
Express Scripts Holding Co. (a)	43,500	2,988,015
Total		5,982,645
Pharmaceuticals 7.3%
Johnson & Johnson	62,200	6,730,040
Mallinckrodt PLC (a)	7,600	465,728
Merck & Co., Inc.	40,100	2,121,691
Pfizer, Inc.	165,820	4,914,905
Total		14,232,364
TOTAL HEALTH CARE		28,061,821
INDUSTRIALS 10.2%
Aerospace & Defense 4.1%
Boeing Co. (The)	17,400	2,208,756
Honeywell International, Inc.	28,350	3,176,618
Lockheed Martin Corp.	12,000	2,658,000
Total		8,043,374
Airlines 3.1%
Delta Air Lines, Inc.	75,650	3,682,642
United Continental Holdings, Inc. (a)	37,500	2,244,750
Total		5,927,392
Electrical Equipment 1.9%
Eaton Corp. PLC	12,200	763,232
Rockwell Automation, Inc.	26,300	2,991,625
Total		3,754,857
Machinery 0.8%
Illinois Tool Works, Inc.	15,400	1,577,576

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Professional Services 0.3%
Robert Half International, Inc.	11,350	$528,683
TOTAL INDUSTRIALS		19,831,882
INFORMATION TECHNOLOGY 20.7%
Communications Equipment 2.5%
Cisco Systems, Inc.	169,915	4,837,480
Internet Software & Services 4.4%
Alphabet, Inc., Class A (a)	1,515	1,155,793
Facebook, Inc., Class A (a)	31,800	3,628,380
VeriSign, Inc. (a)	42,905	3,798,809
Total		8,582,982
IT Services 2.9%
MasterCard, Inc., Class A	46,950	4,436,775
Visa, Inc., Class A	15,000	1,147,200
Total		5,583,975
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	98,200	3,176,770
NVIDIA Corp.	10,400	370,552
Total		3,547,322
Software 5.0%
Electronic Arts, Inc. (a)	47,700	3,153,447
Microsoft Corp.	21,830	1,205,671
Oracle Corp.	82,645	3,381,007
Red Hat, Inc. (a)	28,700	2,138,437
Total		9,878,562
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	74,370	8,105,586
TOTAL INFORMATION TECHNOLOGY		40,535,907
MATERIALS 2.5%
Chemicals 2.3%
Dow Chemical Co. (The)	14,900	757,814
LyondellBasell Industries NV, Class A	42,200	3,611,476
Mosaic Co. (The)	4,300	116,100
Total		4,485,390
Metals & Mining 0.2%
Newmont Mining Corp.	13,100	348,198
TOTAL MATERIALS		4,833,588

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.1%
Verizon Communications, Inc.	113,100	$6,116,448
TOTAL TELECOMMUNICATION SERVICES		6,116,448
UTILITIES 3.8%
Electric Utilities 1.7%
Entergy Corp.	42,600	3,377,328
Multi-Utilities 2.1%
Public Service Enterprise Group, Inc.	86,580	4,081,381
TOTAL UTILITIES		7,458,709
Total Common Stocks (Cost: $173,066,938)		$194,391,667

	Shares	Value

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 0.420% (c)(d)	1,201,937	$1,201,937
Total Money Market Funds (Cost: $1,201,937)		$1,201,937
Total Investments
(Cost: $174,268,875)		$195,593,604(e)
Other Assets & Liabilities, Net		(143,071)
Net Assets		$195,450,533

At March 31, 2016, securities totaling $133,560 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	2	USD	1,025,750	06/2016	23,743	—
S&P500 EMINI FUT	4	USD	410,300	06/2016	8,400	—
Total			1,436,050		32,143	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,745,429	2,365,773	(3,909,265)	1,201,937	1,261	1,201,937

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	25,656,424	—	—	25,656,424
Consumer Staples	19,717,869	—	—	19,717,869
Energy	12,364,493	—	—	12,364,493
Financials	29,814,526	—	—	29,814,526
Health Care	28,061,821	—	—	28,061,821
Industrials	19,831,882	—	—	19,831,882
Information Technology	40,535,907	—	—	40,535,907
Materials	4,833,588	—	—	4,833,588
Telecommunication Services	6,116,448	—	—	6,116,448
Utilities	7,458,709	—	—	7,458,709
Total Common Stocks	194,391,667	—	—	194,391,667
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	1,201,937
Total Investments	194,391,667	—	—	195,593,604
Derivatives
Assets
Futures Contracts	32,143	—	—	32,143
Total	194,423,810	—	—	195,625,747

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Dividend Opportunity Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.6%
CONSUMER DISCRETIONARY 5.3%
Automobiles 0.8%
Daimler AG, Registered Shares	115,199	$8,831,191
Ford Motor Co.	325,732	4,397,382
Total		13,228,573
Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	228,231	28,684,072
Leisure Products 1.2%
Mattel, Inc.	628,832	21,141,332
Media 1.1%
Pearson PLC	471,484	5,925,225
Viacom, Inc., Class B	117,616	4,855,188
Vivendi SA	386,951	8,136,956
Total		18,917,369
Multiline Retail 0.5%
Macy’s, Inc.	206,892	9,121,868
TOTAL CONSUMER DISCRETIONARY		91,093,214
CONSUMER STAPLES 16.7%
Beverages 0.7%
Coca-Cola Co. (The)	120,437	5,587,072
PepsiCo, Inc.	55,789	5,717,257
Total		11,304,329
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	296,576	9,413,553
Food Products 0.9%
General Mills, Inc.	174,402	11,048,367
Kraft Heinz Co. (The)	65,114	5,115,356
Total		16,163,723
Household Products 1.8%
Procter & Gamble Co. (The)	375,434	30,901,973
Tobacco 12.8%
Altria Group, Inc.	1,451,502	90,951,115
British American Tobacco PLC	462,900	27,191,946
Philip Morris International, Inc.	982,159	96,359,620
Reynolds American, Inc.	141,126	7,100,049
Total		221,602,730
TOTAL CONSUMER STAPLES		289,386,308

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 15.1%
Oil, Gas & Consumable Fuels 15.1%
BP PLC, ADR	842,427	$25,424,447
California Resources Corp.	58,303	60,052
Chevron Corp.	733,584	69,983,914
ENI SpA	556,017	8,414,799
Exxon Mobil Corp.	758,115	63,370,833
Occidental Petroleum Corp.	622,780	42,616,835
Royal Dutch Shell PLC, Class A	1,230,475	29,760,806
Spectra Energy Corp.	295,206	9,033,304
Suncor Energy, Inc.	186,952	5,199,135
Total SA	184,805	8,424,200
Total		262,288,325
TOTAL ENERGY		262,288,325
FINANCIALS 2.9%
Banks 1.4%
Bank of Montreal	150,123	9,110,965
JPMorgan Chase & Co.	120,766	7,151,763
Nordea Bank AB	847,794	8,145,589
Total		24,408,317
Capital Markets 0.5%
Invesco Ltd.	259,704	7,991,092
New Mountain Finance Corp.	133,072	1,682,030
Total		9,673,122
Insurance 1.0%
AXA SA	353,656	8,326,175
Zurich Insurance Group AG	36,904	8,570,187
Total		16,896,362
TOTAL FINANCIALS		50,977,801
HEALTH CARE 12.4%
Biotechnology 1.0%
AbbVie, Inc.	304,173	17,374,362
Health Care Equipment & Supplies 0.6%
PG&E Corp.	172,537	10,303,910
Pharmaceuticals 10.8%
AstraZeneca PLC	163,302	9,153,016
Bristol-Myers Squibb Co.	373,941	23,887,351
GlaxoSmithKline PLC	469,992	9,531,362
Johnson & Johnson	451,001	48,798,308
Merck & Co., Inc.	646,212	34,191,077

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Pfizer, Inc.	2,064,191	$61,182,621
Total		186,743,735
TOTAL HEALTH CARE		214,422,007
INDUSTRIALS 5.1%
Aerospace & Defense 3.5%
BAE Systems PLC	1,335,719	9,764,785
Lockheed Martin Corp.	227,630	50,420,045
Total		60,184,830
Commercial Services & Supplies 0.7%
RR Donnelley & Sons Co.	687,105	11,268,522
Industrial Conglomerates 0.9%
General Electric Co.	507,198	16,123,824
TOTAL INDUSTRIALS		87,577,176
INFORMATION TECHNOLOGY 12.5%
Communications Equipment 4.0%
Cisco Systems, Inc.	2,119,164	60,332,599
Telefonaktiebolaget LM Ericsson, Class B	892,656	8,939,480
Total		69,272,079
IT Services 1.2%
International Business Machines Corp.	77,546	11,744,342
Paychex, Inc.	158,425	8,556,534
Total		20,300,876
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	811,526	26,252,866
Maxim Integrated Products, Inc.	144,142	5,301,543
QUALCOMM, Inc.	180,933	9,252,913
Total		40,807,322
Software 3.9%
Microsoft Corp.	1,239,511	68,458,192
Technology Hardware, Storage & Peripherals 1.0%
Seagate Technology PLC	530,368	18,271,178
TOTAL INFORMATION TECHNOLOGY		217,109,647

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.0%
Chemicals 2.1%
Dow Chemical Co. (The)	621,246	$31,596,571
Eastman Chemical Co.	30,220	2,182,791
PPG Industries, Inc.	20,138	2,245,186
Total		36,024,548
Containers & Packaging 0.4%
International Paper Co.	184,633	7,577,338
Metals & Mining 0.5%
Nucor Corp.	166,215	7,861,970
TOTAL MATERIALS		51,463,856
TELECOMMUNICATION SERVICES 10.6%
Diversified Telecommunication Services 9.6%
AT&T, Inc.	2,480,132	97,146,770
BCE, Inc.	321,522	14,642,112
CenturyLink, Inc.	813,231	25,990,863
Orange SA	652,945	11,438,269
Swisscom AG	16,082	8,738,854
TeliaSonera AB	1,689,634	8,776,752
Total		166,733,620
Wireless Telecommunication Services 1.0%
Vodafone Group PLC	1,632,748	5,187,213
Vodafone Group PLC, ADR	352,965	11,312,528
Total		16,499,741
TOTAL TELECOMMUNICATION SERVICES		183,233,361
UTILITIES 7.0%
Electric Utilities 4.9%
American Electric Power Co., Inc.	215,681	14,321,218
Duke Energy Corp.	256,169	20,667,715
Exelon Corp.	470,442	16,870,050
PPL Corp.	384,533	14,639,171
Xcel Energy, Inc.	424,325	17,745,272
Total		84,243,426
Multi-Utilities 2.1%
Ameren Corp.	275,330	13,794,033
DTE Energy Co.	83,680	7,586,429

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
Sempra Energy		142,582	$14,835,657
Total			36,216,119
TOTAL UTILITIES			120,459,545
Total Common Stocks (Cost: $1,447,545,823)			$1,568,011,240

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 8.2%
BNP Paribas (linked to common stock of Intel Corp.) (a)
06/21/16	7.740%	342,345	$11,006,392
Deutsche Bank AG (a)
(linked to common stock of Anadarko Petroleum Corp.)
06/17/16	20.000%	173,439	8,155,796
(linked to common stock of CSX Corp.)
06/16/16	9.920%	360,185	9,280,527
(linked to common stock of Devon Energy Corp.)
06/17/16	29.250%	313,950	8,564,556
(linked to common stock of Kraft Heinz Co. (The))
04/22/16	7.700%	27,240	2,077,622
Goldman Sachs International (a)
(linked to common stock of Eastman Chemical Co.)
06/08/16	9.000%	87,208	6,080,063
(linked to common stock of JPMorgan Chase & Co.)
04/25/16	9.100%	46,360	2,725,036
(linked to common stock of McDonald’s Corp.)
04/25/16	6.750%	146,823	18,222,614

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes (continued)
(linked to common stock of Microsoft Corp.)
04/25/16	10.000%	$436,478	$23,711,755
(linked to common stock of Packaging Corp. of America)
04/25/16	14.100%	61,536	3,709,636
JPMorgan Chase Bank NA (linked to common stock of General Electric Co.) (a)
04/19/16	7.250%	272,533	8,377,664
Royal Bank of Canada (a)
(linked to common stock of Chevron Corp.)
06/03/16	11.750%	94,487	8,808,078
(linked to common stock of PPG Industries, Inc.)
06/03/16	5.180%	58,005	6,198,414
Societe Generale SA (linked to common stock of Bristol-Myers Squibb Co.) (a)
06/20/16	6.900%	23,850	24,136,200
Total Equity-Linked Notes (Cost: $135,165,111)			$141,054,353

		Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.420% (b)(c)		16,067,455	$16,067,455
Total Money Market Funds (Cost: $16,067,455)			$16,067,455
Total Investments
(Cost: $1,598,778,389)			$1,725,133,048(d)
Other Assets & Liabilities, Net			4,694,221
Net Assets			$1,729,827,269

Notes to Portfolio of Investments
(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $141,054,353 or 8.15% of net assets.

(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,028,790	181,916,727	(191,878,062)	16,067,455	32,000	16,067,455

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	68,199,842	22,893,372	—	91,093,214
Consumer Staples	252,780,809	36,605,499	—	289,386,308
Energy	215,688,520	46,599,805	—	262,288,325
Financials	25,935,850	25,041,951	—	50,977,801
Health Care	195,737,629	18,684,378	—	214,422,007
Industrials	77,812,391	9,764,785	—	87,577,176
Information Technology	208,170,167	8,939,480	—	217,109,647
Materials	51,463,856	—	—	51,463,856
Telecommunication Services	149,092,273	34,141,088	—	183,233,361
Utilities	120,459,545	—	—	120,459,545
Total Common Stocks	1,365,340,882	202,670,358	—	1,568,011,240
Equity-Linked Notes	—	141,054,353	—	141,054,353
Total Investments	1,365,340,882	343,724,711	—	1,709,065,593
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	16,067,455
Total Investments	1,365,340,882	343,724,711	—	1,725,133,048

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Bond Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 12.4%
AUSTRIA 0.6%
JBS Investments GmbH (b)
04/03/24	7.250%		$666,000	$604,395
BRAZIL 2.4%
Companhia de Eletricidade do Estad (b)
04/27/16	11.750%	BRL	8,836,000	2,377,548
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	1,000,000	223,186
Total				2,600,734
CHILE 0.8%
Cencosud SA (b)
02/12/45	6.625%		896,000	843,504
GUATEMALA 1.3%
Agromercantil Senior Trust (b)
04/10/19	6.250%		246,000	253,380
Comcel Trust (b)
02/06/24	6.875%		706,000	660,110
Industrial Senior Trust (b)
11/01/22	5.500%		543,000	519,922
Total				1,433,412
KAZAKHSTAN 0.1%
Zhaikmunai LLP (b)
11/13/19	7.125%		181,000	143,479
MEXICO 4.1%
America Movil SAB de CV
12/05/22	6.450%	MXN	10,860,000	598,719
BBVA Bancomer SA Subordinated (b)(c)
11/12/29	5.350%		380,000	367,664
Cemex SAB De CV (b)
04/16/26	7.750%		450,000	462,388
Cemex SAB de CV (b)
01/15/21	7.250%		1,072,000	1,114,880
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	9,451,419	538,180
Elementia SAB de CV (b)
01/15/25	5.500%		380,000	374,775
Grupo Posadas SAB de CV (b)
06/30/22	7.875%		400,000	393,000
Grupo Televisa SAB
05/14/43	7.250%	MXN	7,940,000	378,449

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
MEXICO (CONTINUED)
Mexichem SAB de CV (b)
09/17/44	5.875%	$326,000	$292,177
Total			4,520,232
PANAMA 0.7%
Panama Canal Railway Co. (b)
11/01/26	7.000%	723,096	721,288
PERU 0.3%
Union Andina de Cementos SAA (b)
10/30/21	5.875%	353,000	353,883
TURKEY 0.3%
Akbank TAS (b)
03/31/25	5.125%	353,000	342,873
UKRAINE 1.0%
MHP SA (b)
04/02/20	8.250%	250,000	219,425
04/02/20	8.250%	1,011,000	897,263
Total			1,116,688
UNITED STATES 0.8%
Kosmos Energy Ltd. (b)
08/01/21	7.875%	575,000	483,000
08/01/21	7.875%	487,000	409,080
Total			892,080
Total Corporate Bonds & Notes (Cost: $17,003,626)			$13,572,568

Foreign Government Obligations(a)(d) 77.7%

ANGOLA 0.4%
Angolan Government International Bond (b)
11/12/25	9.500%	500,000	456,250
ARGENTINA 3.8%
Argentina Republic Government International Bond (c)(e)
12/31/33	0.000%	1,219,773	1,424,085
Provincia de Buenos Aires/Argentina (b)
03/16/24	9.125%	300,000	308,400
Provincia de Buenos Aires (b)
01/26/21	10.875%	450,000	487,125
06/09/21	9.950%	1,000,000	1,050,685
YPF SA (b)
03/23/21	8.500%	500,000	500,625

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
ARGENTINA (CONTINUED)
07/28/25	8.500%		$400,000	$388,000
Total				4,158,920
BRAZIL 3.0%
Brazilian Government International Bond
01/07/25	4.250%		400,000	367,000
01/07/41	5.625%		2,300,000	1,995,250
Petrobras Global Finance BV
01/27/21	5.375%		1,175,000	963,500
Total				3,325,750
COLOMBIA 3.8%
Colombia Government International Bond
06/28/27	9.850%	COP	1,484,000,000	575,101
01/18/41	6.125%		1,308,000	1,372,173
Ecopetrol SA
01/16/25	4.125%		326,000	277,915
06/26/26	5.375%		400,000	364,000
09/18/43	7.375%		420,000	384,300
Emgesa SA ESP (b)
01/25/21	8.750%	COP	998,000,000	319,415
Empresas Publicas de Medellin ESP (b)
02/01/21	8.375%	COP	2,470,000,000	783,664
09/10/24	7.625%	COP	305,000,000	87,959
Total				4,164,527
COSTA RICA 0.5%
Costa Rica Government International Bond (b)
03/12/45	7.158%		624,000	569,400
CROATIA 2.2%
Croatia Government International Bond (b)
01/26/24	6.000%		1,661,000	1,807,567
Hrvatska Elektroprivreda (b)
10/23/22	5.875%		600,000	615,480
Total				2,423,047
DOMINICAN REPUBLIC 6.7%
Banco de Reservas de la Republica Dominicana Subordinated (b)
02/01/23	7.000%		787,000	757,881
Dominican Republic International Bond (b)
01/29/26	6.875%		1,600,000	1,692,000
04/20/27	8.625%		1,710,000	1,923,750
04/30/44	7.450%		1,086,000	1,124,010
01/27/45	6.850%		271,000	268,290
Dominican Republic International Bond (b)(f)
07/05/19	14.500%	DOP	37,990,000	940,235
01/08/21	14.000%	DOP	29,158,000	713,837
Total				7,420,003

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
ECUADOR 1.0%
Ecuador Government International Bond (b)
03/24/20	10.500%	$1,271,000	$1,128,013
EGYPT 0.3%
Egypt Government International Bond (b)
06/11/25	5.875%	400,000	359,500
EL SALVADOR 0.4%
El Salvador Government International Bond (b)
01/18/27	6.375%	73,000	63,145
04/10/32	8.250%	412,000	390,370
Total			453,515
GABON 0.6%
Gabon Government International Bond (b)
12/12/24	6.375%	783,882	650,622
GEORGIA 1.5%
Georgian Railway JSC (b)
07/11/22	7.750%	1,589,000	1,680,367
GHANA 0.6%
Ghana Government International Bond (b)
08/07/23	7.875%	515,000	408,138
01/18/26	8.125%	261,000	204,885
Total			613,023
GUATEMALA 0.2%
Guatemala Government Bond (b)
02/13/28	4.875%	200,000	203,500
HONDURAS 0.3%
Honduras Government International Bond (b)
03/15/24	7.500%	300,000	317,250
HUNGARY 3.6%
Hungary Government International Bond
03/29/21	6.375%	722,000	820,336
11/22/23	5.750%	284,000	323,476
03/25/24	5.375%	932,000	1,042,442
03/29/41	7.625%	868,000	1,229,088
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%	508,000	534,655
Total			3,949,997

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
INDONESIA 10.1%
Indonesia Government International Bond (b)
01/08/26	4.750%		$1,300,000	$1,352,000
01/17/38	7.750%		1,986,000	2,554,338
01/17/38	7.750%		500,000	643,086
01/15/45	5.125%		300,000	298,383
Indonesia Treasury Bond
03/15/24	8.375%	IDR	19,000,000,000	1,483,533
PT Pertamina Persero (b)
05/03/42	6.000%		1,335,000	1,218,605
PT Perusahaan Listrik Negara (b)
11/22/21	5.500%		3,311,000	3,578,098
Total				11,128,043
IVORY COAST 1.6%
Ivory Coast Government International Bond (b)
07/23/24	5.375%		446,000	409,205
07/23/24	5.375%		300,000	276,000
03/03/28	6.375%		772,000	729,540
Ivory Coast Government International Bond (b)(c)
12/31/32	5.750%		326,000	300,735
Total				1,715,480
JAMAICA 1.0%
Jamaica Government International Bond
04/28/28	6.750%		450,000	461,250
07/28/45	7.875%		600,000	609,000
Total				1,070,250
KAZAKHSTAN 1.9%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		154,000	167,860
05/05/20	7.000%		1,062,000	1,115,100
Kazakhstan Government International Bond (b)
07/21/25	5.125%		450,000	465,840
07/21/45	6.500%		300,000	311,550
Total				2,060,350
MEXICO 7.5%
Banco Nacional de Comercio Exterior SNC (b)
10/14/25	4.375%		1,100,000	1,111,143
Comision Federal de Electricidad (b)
06/16/45	6.125%		700,000	694,750
Mexican Bonos
06/09/22	6.500%	MXN	21,570,000	1,313,104
06/03/27	7.500%	MXN	13,720,000	881,239
Mexico Government International Bond
01/23/46	4.600%		543,000	529,425
Petroleos Mexicanos
01/23/26	4.500%		299,000	278,519
11/12/26	7.470%	MXN	4,700,000	236,970
06/02/41	6.500%		2,844,000	2,677,626
Petroleos Mexicanos (b)
09/12/24	7.190%	MXN	600,000	30,095

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
MEXICO (CONTINUED)
08/04/26	6.875%		$500,000	$540,296
Total				8,293,167
MONGOLIA 0.3%
Trade & Development Bank of Mongolia LLC (b)
05/19/20	9.375%		300,000	275,100
MOROCCO 0.4%
Morocco Government International Bond (b)
12/11/22	4.250%		418,000	426,360
PAKISTAN 1.1%
Pakistan Government International Bond (b)
12/03/19	6.750%		532,000	555,997
04/15/24	8.250%		600,000	637,265
Total				1,193,262
PARAGUAY 0.4%
Paraguay Government International Bond (b)
08/11/44	6.100%		407,000	414,123
PERU 0.4%
Corporacion Financiera de Desarrollo SA (b)
07/15/19	3.250%		400,000	407,000
PHILIPPINES 1.2%
Philippine Government International Bond
01/15/21	4.950%	PHP	27,000,000	602,162
Power Sector Assets & Liabilities Management Corp. (b)
12/02/24	7.390%		559,000	744,169
Total				1,346,331
REPUBLIC OF NAMIBIA 0.8%
Namibia International Bonds (b)
11/03/21	5.500%		885,000	920,400
REPUBLIC OF THE CONGO 0.6%
Congolese International Bond (b)(c)
06/30/29	4.000%		953,876	692,037
RUSSIAN FEDERATION 7.2%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%		1,266,000	1,164,720
Gazprom OAO Via Gaz Capital SA (b)
03/07/22	6.510%		400,000	418,796
03/07/22	6.510%		1,205,000	1,261,623

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
RUSSIAN FEDERATION (CONTINUED)
02/06/28	4.950%	$800,000	$724,021
08/16/37	7.288%	1,096,000	1,191,900
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
12/27/17	5.298%	814,000	826,210
Russian Foreign Bond - Eurobond (b)
04/04/22	4.500%	200,000	204,888
04/04/42	5.625%	1,800,000	1,820,250
Vnesheconombank Via VEB Finance PLC (b)
11/22/25	6.800%	354,000	358,425
Total			7,970,833
SENEGAL 0.9%
Senegal Government International Bond (b)
07/30/24	6.250%	1,019,000	945,123
SERBIA 1.0%
Serbia International Bond (b)
12/03/18	5.875%	342,000	357,818
09/28/21	7.250%	700,000	782,250
Total			1,140,068
TRINIDAD AND TOBAGO 2.2%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	2,311,000	2,379,174
TUNISIA 0.5%
Banque Centrale de Tunisie International Bond (b)
01/30/25	5.750%	597,000	521,629
TURKEY 6.1%
Export Credit Bank of Turkey (b)
04/24/19	5.875%	467,000	490,682
09/23/21	5.000%	418,000	409,117
Turkey Government International Bond
03/30/21	5.625%	1,655,000	1,785,586
03/25/22	5.125%	250,000	262,798
09/26/22	6.250%	250,000	278,000
04/14/26	4.250%	597,000	581,215
03/17/36	6.875%	1,932,000	2,280,490
02/17/45	6.625%	560,000	667,940
Total			6,755,828

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
URUGUAY 0.5%
Uruguay Government International Bond
11/20/45	4.125%	$650,000	$555,750
VENEZUELA 2.7%
Petroleos de Venezuela SA (b)
11/02/17	8.500%	317,534	168,293
11/17/21	9.000%	536,480	199,168
05/16/24	6.000%	8,095,356	2,513,608
Venezuela Government International Bond (b)
12/01/18	7.000%	169,000	67,600
Total			2,948,669
ZAMBIA 0.4%
Zambia Government International Bond (b)
04/14/24	8.500%	200,000	165,500
07/30/27	8.970%	400,000	326,000
Total			491,500
Total Foreign Government Obligations (Cost: $89,861,041)			$85,524,161

		Shares	Value

Money Market Funds 8.8%
Columbia Short-Term Cash Fund, 0.420% (g)(h)		9,737,216	$9,737,216
Total Money Market Funds (Cost: $9,737,216)			$9,737,216
Total Investments
(Cost: $116,601,883) (i)			$108,833,945(j)
Other Assets & Liabilities, Net			1,243,942
Net Assets			$110,077,887

At March 31, 2016, cash totaling $69,150 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	05/11/2016	9,600,000 BRL	2,615,376 USD	—	(27,333)
Citi	05/11/2016	5,700,000,000 COP	1,858,797 USD	—	(37,063)
UBS	04/28/2016	2,848,000 EUR	3,227,487 USD	—	(15,575)
Total				—	(79,971)

Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	37	USD	4,824,453	06/2016	18,560	—
US ULTRA BOND CBT	4	USD	690,125	06/2016	9,118	—
Total			5,514,578		27,678	—

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $71,496,288 or 64.95% of net assets.

(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2016, the value of these securities amounted to $1,424,085, which represents 1.29% of net assets.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $1,654,072, which represents 1.50% of net assets.

(g)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,977,237	6,957,271	(11,197,292)	9,737,216	12,475	9,737,216

(i)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $116,602,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,089,000
Unrealized Depreciation	(9,857,000)
Net Unrealized Depreciation	$(7,768,000)

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	13,572,568	—	13,572,568
Foreign Government Obligations	—	83,870,089	1,654,072	85,524,161
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	9,737,216
Total Investments	—	97,442,657	1,654,072	108,833,945
Derivatives
Assets
Futures Contracts	27,678	—	—	27,678
Liabilities
Forward Foreign Currency Exchange Contracts	—	(79,971)	—	(79,971)
Total	27,678	97,362,686	1,654,072	108,781,652

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Foreign Government Obligations ($)
Balance as of December 31, 2015	1,640,671
Increase (decrease) in accrued discounts/premiums	(5,018)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	18,419
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2016	1,654,072

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2016 was $18,419.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.6%
ARGENTINA 0.2%
Globant SA (a)	33,617	$1,037,421
Pampa Energia SA, ADR (a)	35,614	763,564
Total		1,800,985
BRAZIL 2.1%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,498,100	6,374,628
Cielo SA	576,900	5,599,491
Itaú Unibanco Holding SA, ADR	969,623	8,329,061
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	307,600	2,540,770
Total		22,843,950
CHINA 24.5%
58.Com, Inc., ADR (a)	138,333	7,698,231
AAC Technologies Holdings, Inc.	665,500	5,088,414
Alibaba Group Holding Ltd., ADR (a)	368,498	29,122,397
Baidu, Inc., ADR (a)	58,261	11,120,860
Beijing Urban Construction Design & Development Group Co., Ltd. Class H	2,396,000	1,306,151
China Animal Healthcare Ltd. (a)(b)(c)	4,603,000	308,554
China Mobile Ltd.	3,451,000	38,219,718
China Mobile Ltd., ADR	185,472	10,284,422
China Pacific Insurance Group Co., Ltd., Class H	3,106,200	11,665,198
Chongqing Changan Automobile Co., Ltd., Class B	1,585,778	2,965,012
Ctrip.com International Ltd., ADR (a)	244,633	10,827,457
ENN Energy Holdings Ltd.	1,628,000	8,947,753
JD.com, Inc., ADR (a)	548,945	14,547,042
Pax Global Technology Ltd.	5,111,000	5,112,608
Ping An Insurance Group Co. of China Ltd., Class H	5,895,000	28,288,795
Shenzhou International Group Holdings Ltd.	2,243,000	12,218,780
Tencent Holdings Ltd.	2,905,500	59,401,111
Zhuzhou CRRC Times Electric Co., Ltd., Class H	811,000	4,739,820
Total		261,862,323
CZECH REPUBLIC 0.7%
Komercni Banka AS	35,299	7,796,339
HONG KONG 3.2%
AIA Group Ltd.	3,996,600	22,716,769
Techtronic Industries Co., Ltd.	2,798,500	11,086,231
Total		33,803,000

Issuer	Shares	Value

Common Stocks (continued)
INDIA 11.0%
Apollo Hospitals Enterprise Ltd.	136,860	$2,746,376
Asian Paints Ltd.	377,222	4,945,821
Bharat Petroleum Corp., Ltd.	495,048	6,758,366
Bharti Infratel Ltd.	748,277	4,315,731
Dish TV India Ltd. (a)	1,585,437	2,075,112
Eicher Motors Ltd.	27,975	8,100,028
Havells India Ltd	265,831	1,289,386
HCL Technologies Ltd.	602,989	7,411,009
HDFC Bank Ltd., ADR	234,579	14,457,104
IndusInd Bank Ltd.	733,712	10,718,226
InterGlobe Aviation Ltd. (a)	750,185	9,907,870
Lupin Ltd.	171,436	3,828,843
Natco Pharma Ltd.	396,679	2,471,475
SKS Microfinance Ltd. (a)	577,111	4,758,304
Syngene International Ltd.	509,687	2,964,406
Tata Motors Ltd. (a)	1,289,944	7,517,883
UPL Ltd.	1,431,637	10,329,207
Yes Bank Ltd.	436,780	5,706,221
Zee Entertainment Enterprises Ltd.	1,268,099	7,407,557
Total		117,708,925
INDONESIA 4.8%
PT Astra International Tbk	7,471,200	4,083,812
PT Bank Rakyat Indonesia Persero Tbk	13,088,200	11,262,992
PT Matahari Department Store Tbk	7,700,700	10,655,964
PT Mitra Keluarga Karyasehat Tbk	26,977,300	4,933,406
PT Nippon Indosari Corpindo Tbk	24,853,000	2,398,389
PT Pakuwon Jati Tbk	114,993,600	4,192,556
PT Sumber Alfaria Trijaya Tbk	11,644,300	522,501
PT Telekomunikasi Indonesia Persero Tbk	50,019,600	12,608,146
Total		50,657,766
MALAYSIA 0.3%
MyEg Services Bhd	6,307,300	3,460,013
MEXICO 2.6%
Alfa SAB de CV, Class A	2,043,400	4,112,311
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	344,474	7,258,067
Grupo Aeroportuario del Centro Norte Sab de CV	897,828	5,150,891
Grupo Financiero Banorte SAB de CV, Class O	1,985,400	11,251,307
Total		27,772,576

Issuer	Shares	Value

Common Stocks (continued)
PERU 1.0%
Credicorp Ltd.	79,897	$10,467,306
PHILIPPINES 2.0%
GT Capital Holdings, Inc.	186,595	5,628,079
Metropolitan Bank & Trust Co.	2,453,611	4,392,842
Robinsons Retail Holdings, Inc.	1,304,670	2,097,588
SM Prime Holdings, Inc.	11,330,000	5,404,174
Universal Robina Corp.	848,620	3,995,705
Total		21,518,388
RUSSIAN FEDERATION 4.1%
Magnit PJSC	47,561	7,468,461
Mail.ru Group Ltd., GDR (a)(d)	198,364	4,304,499
Sberbank of Russia PJSC, ADR	1,360,576	9,469,609
X5 Retail Group NV GDR, Registered Shares (a)(d)	717,499	15,210,979
Yandex NV, Class A (a)	479,054	7,339,107
Total		43,792,655
SOUTH AFRICA 6.0%
Aspen Pharmacare Holdings Ltd.	433,864	9,409,166
AVI Ltd.	785,903	4,624,791
Clicks Group Ltd.	383,026	2,521,207
Discovery Ltd.	941,396	7,747,328
Naspers Ltd., Class N	283,513	39,578,040
Total		63,880,532
SOUTH KOREA 8.5%
AMOREPACIFIC Corp.	18,277	6,180,750
Cuckoo Electronics Co., Ltd.	37,234	6,533,600
Duk San Neolux Co., Ltd. (a)	43,954	1,130,016
EO Technics Co., Ltd.	21,759	2,274,490
Hana Tour Service, Inc.	45,416	3,365,011
I-SENS, Inc. (a)	34,558	1,094,439
Interpark Corp.	33,366	586,700
Korea Electric Power Corp.	121,071	6,342,360
LIG Nex1 Co., Ltd.	54,114	4,999,214
Lotte Chemical Corp.	28,400	8,493,596
Samchuly Bicycle Co., Ltd.	68,938	1,134,202
Samsung Electronics Co., Ltd.	24,068	27,620,607
Seegene, Inc. (a)	73,029	2,147,358
SK Innovation Co., Ltd.	56,018	8,442,752
SK Telecom Co., Ltd.	59,458	10,774,341
Total		91,119,436

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN 11.8%
Advanced Semiconductor Engineering, Inc.	4,032,000	$4,670,357
Cathay Financial Holding Co., Ltd.	13,898,700	16,628,826
Cub Elecparts, Inc.	207,679	2,532,784
Eclat Textile Co., Ltd.	494,583	6,516,375
eMemory Technology, Inc.	574,000	6,635,117
Gigasolar Materials Corp.	256,600	4,440,461
Hota Industrial Manufacturing Co., Ltd.	774,000	3,363,432
Land Mark Optoelectronics Corp.	100,000	1,623,587
Largan Precision Co., Ltd.	147,000	11,393,841
Pegatron Corp.	3,410,000	7,938,469
Taiwan Paiho., Ltd.	2,224,000	6,656,594
Taiwan Semiconductor Manufacturing Co., Ltd.	9,058,838	45,183,978
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	216,047	5,660,432
Voltronic Power Technology Corp.	199,000	3,131,942
Total		126,376,195
THAILAND 3.3%
Kasikornbank PCL, Foreign Registered Shares	1,056,400	5,253,762
Mega Lifesciences PCL, Foreign Registered Shares	2,248,200	1,086,570
Muangthai Leasing PCL (a)	7,501,000	4,133,325
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,107,000	4,430,291
Srisawad Power 1979 PCL	3,893,600	4,673,360
Thai Oil PCL, Foreign Registered Shares	4,249,800	8,351,267
Thai Union Group PCL	12,050,200	7,157,592
Total		35,086,167
TURKEY 2.8%
Akbank TAS	3,904,133	11,111,913
Coca-Cola Icecek AS	403,789	5,886,739
Tupras Turkiye Petrol Rafinerileri AS (a)	201,503	5,674,378
Turk Traktor ve Ziraat Makineleri AS	39,332	1,171,808
Ulker Biskuvi Sanayi AS	762,058	5,652,286
Total		29,497,124
UNITED KINGDOM 0.2%
Randgold Resources Ltd.	22,360	2,045,696
UNITED STATES 2.5%
Atento SA (a)	285,118	2,335,116

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Cognizant Technology Solutions Corp., Class A (a)	179,406	$11,248,756
Luxoft Holding, Inc. (a)	128,784	7,086,984
Universal Display Corp. (a)	105,415	5,702,952
Total		26,373,808
Total Common Stocks (Cost: $950,141,118)		$977,863,184

Preferred Stocks 0.6%
SOUTH KOREA 0.6%
Samsung Electronics Co., Ltd.	6,389	$6,185,694
Total Preferred Stocks (Cost: $6,622,354)		$6,185,694

	Shares	Value

Exchange-Traded Funds 3.4%
Vanguard Emerging Markets ETF	419,353	$14,501,227
WisdomTree India Earnings Fund	713,149	13,913,537
iShares MSCI Emerging Markets Fund	239,794	8,212,944
Total Exchange-Traded Funds (Cost: $34,563,232)		$36,627,708

	Shares	Value

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.420% (e)(f)	41,550,699	$41,550,699
Total Money Market Funds (Cost: $41,550,699)		$41,550,699
Total Investments
(Cost: $1,032,877,403) (g)		$1,062,227,285(h)
Other Assets & Liabilities, Net		4,812,312
Net Assets		$1,067,039,597

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at March 31, 2016 was $308,554, which represents 0.03% of net assets. Information concerning such security holdings at March 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Animal Healthcare Ltd.	08-11-2014 - 11-21-2014	3,935,422

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $308,554, which represents 0.03% of net assets.

(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $19,515,478 or 1.83% of net assets.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	42,668,884	164,891,401	(166,009,586)	41,550,699	22,391	41,550,699

(g)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $1,032,877,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$83,321,000
Unrealized Depreciation	(53,971,000)
Net Unrealized Appreciation	$29,350,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	1,800,985	—	—	1,800,985
Brazil	22,843,950	—	—	22,843,950
China	83,600,409	177,953,360	308,554	261,862,323
Czech Republic	—	7,796,339	—	7,796,339
Hong Kong	—	33,803,000	—	33,803,000
India	14,457,104	103,251,821	—	117,708,925
Indonesia	—	50,657,766	—	50,657,766
Malaysia	—	3,460,013	—	3,460,013
Mexico	27,772,576	—	—	27,772,576
Peru	10,467,306	—	—	10,467,306
Philippines	—	21,518,388	—	21,518,388
Russian Federation	7,339,107	36,453,548	—	43,792,655
South Africa	—	63,880,532	—	63,880,532
South Korea	—	91,119,436	—	91,119,436
Taiwan	5,660,432	120,715,763	—	126,376,195
Thailand	—	35,086,167	—	35,086,167
Turkey	—	29,497,124	—	29,497,124
United Kingdom	—	2,045,696	—	2,045,696
United States	26,373,808	—	—	26,373,808
Total Common Stocks	200,315,677	777,238,953	308,554	977,863,184
Preferred Stocks
South Korea	—	6,185,694	—	6,185,694
Exchange-Traded Funds	36,627,708	—	—	36,627,708
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	41,550,699
Total Investments	236,943,385	783,424,647	308,554	1,062,227,285

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 31.7%
AUSTRALIA 1.1%
Woodside Finance Ltd. (b)
03/05/25	3.650%	$2,220,000	$2,057,190
AUSTRIA 0.2%
JBS Investments GmbH (b)
04/03/24	7.250%	457,000	414,727
CANADA 0.8%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	43,000	43,752
04/01/22	6.000%	36,000	37,440
Cenovus Energy, Inc.
09/15/43	5.200%	350,000	285,789
MDC Partners, Inc. (b)
04/01/20	6.750%	65,000	67,194
05/01/24	6.500%	129,000	131,741
NOVA Chemicals Corp. (b)
05/01/25	5.000%	46,000	44,735
Thomson Reuters Corp.
05/23/43	4.500%	525,000	480,223
Valeant Pharmaceuticals International, Inc. (b)
05/15/23	5.875%	120,000	94,050
04/15/25	6.125%	303,000	233,310
Videotron Ltd. (b)
06/15/24	5.375%	56,000	58,100
Total			1,476,334
FRANCE —%
Numericable-SFR SA (b)
05/15/22	6.000%	82,000	79,950
IRELAND 0.1%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	21,000	21,525
10/01/21	5.000%	42,000	43,470
Allegion PLC
09/15/23	5.875%	45,000	47,363
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	61,000	62,677
Total			175,035
ITALY 0.1%
Telecom Italia SpA (b)
05/30/24	5.303%	92,000	94,760
Wind Acquisition Finance SA (b)
07/15/20	4.750%	118,000	111,510
Total			206,270

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
LUXEMBOURG 0.1%
ArcelorMittal (c)
08/05/20	6.250%		$8,000	$7,820
02/25/22	7.250%		20,000	19,750
INEOS Group Holdings SA (b)
02/15/19	5.875%		56,000	56,420
Intelsat Jackson Holdings SA
10/15/20	7.250%		50,000	32,250
Intelsat Jackson Holdings SA (b)
02/15/24	8.000%		18,000	18,540
Total				134,780
MEXICO 0.8%
Grupo Bimbo SAB de CV (b)
06/27/44	4.875%		1,580,000	1,462,481
NETHERLANDS 0.4%
LYB International Finance BV
03/15/44	4.875%		415,000	413,775
Schaeffler Finance BV (b)
05/15/21	4.250%		75,000	76,312
05/15/21	4.750%		55,000	56,375
Sensata Technologies BV (b)
10/01/25	5.000%		47,000	47,353
UPCB Finance IV Ltd. (b)
01/15/25	5.375%		73,000	73,912
Total				667,727
PERU 0.2%
Union Andina de Cementos SAA (b)
10/30/21	5.875%		400,000	401,000
RUSSIAN FEDERATION 0.3%
Sibur Securities Ltd. (b)
01/31/18	3.914%		463,000	462,648
SUPRA-NATIONAL 2.3%
European Investment Bank
01/14/21	3.500%	SEK	31,000,000	4,354,957
UKRAINE 0.2%
MHP SA (b)
04/02/20	8.250%		397,000	352,338
UNITED KINGDOM 0.7%
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%		91,000	87,486

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED KINGDOM (CONTINUED)
Sky PLC (b)
11/26/22	3.125%	$1,125,000	$1,139,406
Virgin Media Finance PLC (b)
10/15/24	6.000%	39,000	40,073
01/15/25	5.750%	93,000	94,162
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	7,000	7,000
Total			1,368,127
UNITED STATES 24.4%
AES Corp. (The)
07/01/21	7.375%	61,000	68,320
AMC Entertainment, Inc.
06/15/25	5.750%	9,000	9,203
AMC Networks, Inc.
04/01/24	5.000%	45,000	45,169
APX Group, Inc.
12/01/19	6.375%	116,000	116,348
AT&T, Inc.
06/15/45	4.350%	4,200,000	3,847,603
Acadia Healthcare Co., Inc.
07/01/22	5.125%	55,000	55,550
Acadia Healthcare Co., Inc. (b)
03/01/24	6.500%	16,000	16,640
Activision Blizzard, Inc. (b)
09/15/21	5.625%	163,000	171,354
09/15/23	6.125%	24,000	25,740
Aircastle Ltd.
02/15/22	5.500%	17,000	17,733
04/01/23	5.000%	15,000	15,075
Alere, Inc. (b)
07/01/23	6.375%	44,000	46,200
Allegion US Holding Co., Inc.
10/01/21	5.750%	36,000	37,710
Alliance Data Systems Corp. (b)
08/01/22	5.375%	198,000	185,625
Alliant Holdings I LP (b)
08/01/23	8.250%	4,000	3,980
Ally Financial, Inc.
09/30/24	5.125%	70,000	71,575
03/30/25	4.625%	333,000	328,421
Altice US Finance I Corp. (b)
07/15/23	5.375%	39,000	40,048
American Axle & Manufacturing, Inc.
03/15/21	6.250%	135,000	139,387
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	127,000	130,175
Amsurg Corp.
07/15/22	5.625%	48,000	49,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	$41,000	$44,075
Angus Chemical Co. (b)
02/15/23	8.750%	61,000	57,950
Antero Resources Corp.
12/01/22	5.125%	82,000	74,415
Aramark Services, Inc. (b)
01/15/24	5.125%	22,000	23,183
ArcelorMittal (c)
03/01/21	6.500%	82,000	80,770
Asbury Automotive Group, Inc.
12/15/24	6.000%	35,000	35,350
Asbury Automotive Group, Inc. (b)
12/15/24	6.000%	22,000	22,220
Avis Budget Car Rental LLC/Finance, Inc. (b)
03/15/25	5.250%	123,000	112,545
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	55,000	58,300
Ball Corp.
12/15/20	4.375%	40,000	41,600
Beacon Roofing Supply, Inc. (b)
10/01/23	6.375%	22,000	23,320
Berkshire Hathaway Energy Co.
02/01/45	4.500%	150,000	159,691
Berry Plastics Corp.
05/15/22	5.500%	58,000	59,740
07/15/23	5.125%	63,000	63,473
Berry Plastics Corp. (b)
10/15/22	6.000%	26,000	27,235
Boyd Gaming Corp.
05/15/23	6.875%	14,000	14,910
Boyd Gaming Corp. (b)
04/01/26	6.375%	19,000	19,713
CB Richard Ellis Services, Inc.
03/15/25	5.250%	137,000	141,254
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	135,000	139,725
CCO Holdings LLC/Capital Corp. (b)
05/01/25	5.375%	55,000	55,963
05/01/27	5.875%	38,000	38,760
CCOH Safari LLC (b)
02/15/26	5.750%	49,000	50,715
CHS/Community Health Systems, Inc.
08/01/21	5.125%	22,000	22,275
02/01/22	6.875%	73,000	65,883
CIT Group, Inc.
05/15/20	5.375%	102,000	105,825
CSC Holdings LLC
11/15/21	6.750%	95,000	97,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
CVS Health Corp.
07/20/45	5.125%	$165,000	$191,090
CalAtlantic Group, Inc.
11/15/24	5.875%	34,000	35,785
Calpine Corp. (b)
01/15/22	6.000%	83,000	87,046
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	139,000	122,494
Celanese U.S. Holdings LLC
06/15/21	5.875%	77,000	82,005
Centene Corp.
05/15/22	4.750%	44,000	44,440
Centene Escrow Corp. (b)
02/15/21	5.625%	14,000	14,595
02/15/24	6.125%	69,000	72,622
CenturyLink, Inc.
04/01/25	5.625%	108,000	96,660
CenturyLink, Inc. (d)
04/01/24	7.500%	39,000	39,098
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	89,000	88,110
12/15/21	5.125%	40,000	37,300
07/15/25	7.750%	30,000	29,550
Chemours Co. LLC (The) (b)
05/15/23	6.625%	55,000	44,825
05/15/25	7.000%	85,000	68,000
Columbia Pipeline Group, Inc. (b)
06/01/45	5.800%	535,000	541,883
Concho Resources, Inc.
04/01/23	5.500%	158,000	154,840
Constellation Brands, Inc.
05/01/23	4.250%	44,000	44,990
11/15/24	4.750%	42,000	43,785
12/01/25	4.750%	9,000	9,315
ConvaTec Finance International SA Junior Subordinated PIK (b)
01/15/19	8.250%	37,000	36,653
Corrections Corp. of America
10/15/22	5.000%	23,000	23,978
Crown Castle International Corp.
01/15/23	5.250%	167,000	180,151
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	8,000	7,740
CyrusOne LP/Finance Corp.
11/15/22	6.375%	77,000	79,887
D.R. Horton, Inc.
03/01/19	3.750%	43,000	43,860
02/15/20	4.000%	30,000	30,900
DISH DBS Corp.
06/01/21	6.750%	104,000	107,380
03/15/23	5.000%	76,000	67,070
11/15/24	5.875%	25,000	22,938

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
DaVita HealthCare Partners, Inc.
05/01/25	5.000%	$62,000	$61,380
Diamondback Energy, Inc.
10/01/21	7.625%	37,000	38,110
DigitalGlobe, Inc. (b)
02/01/21	5.250%	86,000	78,260
Dollar Tree, Inc. (b)
03/01/23	5.750%	111,000	117,660
Dominion Resources, Inc.
12/01/44	4.700%	750,000	752,405
Duke Energy Corp.
08/15/22	3.050%	1,670,000	1,685,792
E*TRADE Financial Corp.
09/15/23	4.625%	141,000	140,647
ERAC U.S.A. Finance LLC (b)
02/15/45	4.500%	450,000	443,279
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	49,000	45,080
Emdeon, Inc. (b)
02/15/21	6.000%	36,000	35,100
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	59,000	55,313
Energy Transfer Equity LP
06/01/27	5.500%	125,000	100,312
Enterprise Products Operating LLC
02/15/45	5.100%	300,000	291,184
Equinix, Inc.
01/01/22	5.375%	81,000	84,341
01/15/26	5.875%	55,000	57,998
First Data Corp. (b)
08/15/23	5.375%	70,000	71,750
12/01/23	7.000%	148,000	149,480
01/15/24	5.750%	174,000	173,983
Five Corners Funding Trust (b)
11/15/23	4.419%	1,200,000	1,262,076
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%	13,000	14,281
10/15/24	4.750%	78,000	79,267
Frontier Communications Corp.
07/01/21	9.250%	50,000	51,000
01/15/25	6.875%	193,000	162,964
Frontier Communications Corp. (b)
09/15/20	8.875%	20,000	20,775
09/15/22	10.500%	25,000	25,625
09/15/25	11.000%	85,000	85,425
Group 1 Automotive, Inc. (b)
12/15/23	5.250%	39,000	38,513
HCA, Inc.
05/01/23	5.875%	58,000	60,828
02/01/25	5.375%	313,000	316,424
04/15/25	5.250%	85,000	87,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
HD Supply, Inc.
07/15/20	7.500%	$47,000	$49,879
HD Supply, Inc. (b)
12/15/21	5.250%	87,000	91,350
HD Supply, Inc. (b)(d)
04/15/24	5.750%	39,000	40,073
HUB International Ltd. (b)
02/15/21	9.250%	13,000	13,488
10/01/21	7.875%	161,000	158,585
HealthSouth Corp.
11/01/24	5.750%	21,000	21,273
Healthsouth Corp.
09/15/25	5.750%	13,000	13,137
Hertz Corp. (The)
01/15/21	7.375%	5,000	5,100
10/15/22	6.250%	10,000	10,000
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	106,000	109,837
Hologic, Inc. (b)
07/15/22	5.250%	42,000	43,785
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	59,000	61,950
Huntsman International LLC
11/15/20	4.875%	68,000	67,320
IHS, Inc.
11/01/22	5.000%	35,000	36,269
Infor US, Inc. (b)
08/15/20	5.750%	13,000	13,390
International Game Technology PLC (b)
02/15/22	6.250%	68,000	69,176
International Lease Finance Corp.
12/15/20	8.250%	309,000	360,757
Interval Acquisition Corp. (b)
04/15/23	5.625%	87,000	87,217
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	99,000	101,653
Jarden Corp. (b)
11/15/23	5.000%	20,000	20,950
Kinder Morgan Energy Partners LP
09/01/22	3.950%	2,697,000	2,589,015
02/15/23	3.450%	785,000	728,318
Kinetic Concepts, Inc./KCI U.S.A., Inc. (b)
02/15/21	7.875%	9,000	9,518
Kraft Heinz Co. (The) (b)
07/15/45	5.200%	400,000	447,556
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	48,000	46,560
Lamar Media Corp.
01/15/24	5.375%	23,000	23,984

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Lamar Media Corp. (b)
02/01/26	5.750%	$14,000	$14,700
Laredo Petroleum, Inc.
01/15/22	5.625%	102,000	85,170
05/01/22	7.375%	33,000	28,050
03/15/23	6.250%	137,000	114,737
Level 3 Financing, Inc.
05/01/25	5.375%	300,000	303,750
Liberty Mutual Group, Inc. (b)
06/15/23	4.250%	1,205,000	1,241,930
LifePoint Health, Inc.
12/01/21	5.500%	43,000	44,935
MEDNAX, Inc. (b)
12/01/23	5.250%	30,000	31,200
MGM Resorts International
10/01/20	6.750%	60,000	64,920
12/15/21	6.625%	52,000	55,770
MPLX LP (b)
02/15/23	5.500%	383,000	370,763
07/15/23	4.500%	29,000	26,743
MSCI, Inc. (b)
11/15/24	5.250%	57,000	58,853
08/15/25	5.750%	68,000	71,570
Mallinckrodt International Finance SA/CB LLC (b)
10/15/23	5.625%	50,000	45,375
04/15/25	5.500%	36,000	31,770
Manitowoc Foodservice, Inc. (b)
02/15/24	9.500%	13,000	14,170
Masco Corp.
04/01/26	4.375%	9,000	9,163
Meritage Homes Corp.
04/01/22	7.000%	103,000	109,695
Microsemi Corp. (b)
04/15/23	9.125%	41,000	44,998
Molina Healthcare, Inc. (b)
11/15/22	5.375%	58,000	59,595
Molson Coors Brewing Co.
05/01/42	5.000%	585,000	608,609
NCR Corp.
12/15/23	6.375%	36,000	37,080
NRG Energy, Inc.
07/15/22	6.250%	69,000	64,170
05/01/24	6.250%	36,000	33,030
NRG Yield Operating LLC
08/15/24	5.375%	115,000	106,950
National Financial Partners Corp. (b)
07/15/21	9.000%	16,000	15,360
Navient Corp.
06/15/18	8.450%	48,000	51,420
03/25/24	6.125%	71,000	61,060
Neptune Finco Corp. (b)
10/15/25	6.625%	95,000	102,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
10/15/25	10.875%	$81,000	$87,581
Netflix, Inc.
02/15/22	5.500%	26,000	27,220
02/15/25	5.875%	179,000	188,397
Newfield Exploration Co.
07/01/24	5.625%	39,000	36,563
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	40,000	41,500
Nortek, Inc.
04/15/21	8.500%	69,000	71,587
Northwest Pipeline LLC
06/15/16	7.000%	2,515,000	2,535,995
04/15/17	5.950%	1,105,000	1,101,055
OneMain Financial Holdings LLC (b)
12/15/19	6.750%	56,000	55,860
12/15/21	7.250%	8,000	7,960
Oracle Corp.
05/15/45	4.125%	590,000	602,791
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	17,000	17,723
03/15/25	5.875%	51,000	53,295
PPL Capital Funding, Inc.
06/01/23	3.400%	3,567,000	3,638,893
PQ Corp. (b)
11/01/18	8.750%	236,000	219,480
Pacific Gas & Electric Co.
02/15/44	4.750%	474,000	539,464
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	156,000	155,220
Penn National Gaming, Inc.
11/01/21	5.875%	45,000	44,775
Penske Automotive Group, Inc.
12/01/24	5.375%	118,000	117,115
Pinnacle Entertainment, Inc.
08/01/21	6.375%	34,000	36,040
Pinnacle Foods Finance LLC/Corp. (b)
01/15/24	5.875%	7,000	7,327
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	475,000	402,837
02/15/45	4.900%	957,000	736,970
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	60,000	58,500
Platform Specialty Products Corp. (b)
05/01/21	10.375%	23,000	22,253
Ply Gem Industries, Inc.
02/01/22	6.500%	2,000	1,990
Post Holdings, Inc.
02/15/22	7.375%	42,000	44,415
Post Holdings, Inc. (b)
03/15/24	7.750%	67,000	73,532

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Prestige Brands, Inc. (b)
03/01/24	6.375%	$53,000	$55,253
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	112,000	106,120
Qualitytech LP/Finance Corp.
08/01/22	5.875%	84,000	85,680
Quintiles Transnational Corp. (b)
05/15/23	4.875%	42,000	43,088
RSP Permian, Inc.
10/01/22	6.625%	59,000	58,115
Range Resources Corp.
03/15/23	5.000%	49,000	41,528
Regency Energy Partners LP/Finance Corp.
03/01/22	5.875%	156,000	151,552
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	120,000	123,150
Rite Aid Corp. (b)
04/01/23	6.125%	60,000	63,600
Riverbed Technology, Inc. (b)
03/01/23	8.875%	77,000	76,615
SBA Communications Corp
07/15/22	4.875%	41,000	41,513
Sabine Pass Liquefaction LLC
03/01/25	5.625%	98,000	93,467
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	15,000	15,975
Scientific Games International, Inc.
12/01/22	10.000%	51,000	41,310
Scientific Games International, Inc. (b)
01/01/22	7.000%	180,000	183,600
Scotts Miracle-Gro Co. (The) (b)
10/15/23	6.000%	51,000	53,805
Scripps Networks Interactive, Inc.
06/15/25	3.950%	1,575,000	1,575,521
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	67,000	69,512
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	43,000	39,076
Solera LLC/Finance, Inc. (b)
03/01/24	10.500%	29,000	29,145
Spectrum Brands, Inc.
11/15/22	6.625%	54,000	58,387
07/15/25	5.750%	228,000	242,250
Springleaf Finance Corp.
12/15/17	6.900%	110,000	113,850
10/01/23	8.250%	52,000	50,440
Springs Industries, Inc.
06/01/21	6.250%	178,000	179,557

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Sprint Communications, Inc. (b)
11/15/18	9.000%	$170,000	$178,500
Sprint Corp.
06/15/24	7.125%	133,000	98,752
02/15/25	7.625%	46,000	34,155
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	48,000	47,880
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	28,000	28,210
Synovus Financial Corp.
02/15/19	7.875%	49,000	53,900
T-Mobile USA, Inc.
01/15/22	6.125%	63,000	65,048
04/28/22	6.731%	58,000	60,598
04/01/23	6.625%	18,000	18,945
04/28/23	6.836%	62,000	65,410
01/15/24	6.500%	22,000	22,880
03/01/25	6.375%	103,000	105,446
01/15/26	6.500%	68,000	70,635
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	132,000	121,770
11/15/23	4.250%	123,000	107,932
Targa Resources Partners LP/Finance Corp. (b)
03/15/24	6.750%	52,000	51,090
Teachers Insurance & Annuity Association of America Subordinated (b)
09/15/44	4.900%	700,000	748,206
Tempur Sealy International, Inc.
12/15/20	6.875%	19,000	20,045
Tempur Sealy International, Inc. (b)
10/15/23	5.625%	36,000	37,035
Tenet Healthcare Corp.
10/01/20	6.000%	92,000	97,980
04/01/21	4.500%	29,000	29,145
06/15/23	6.750%	82,000	78,515
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	38,000	37,810
10/15/22	6.250%	63,000	62,370
Time Warner Cable, Inc.
09/15/42	4.500%	1,230,000	1,091,880
Toll Brothers Finance Corp.
11/15/25	4.875%	29,000	28,710
TransDigm, Inc.
10/15/20	5.500%	76,000	76,228
05/15/25	6.500%	37,000	36,168
Treehouse Foods, Inc. (b)
02/15/24	6.000%	10,000	10,600
USG Corp. (b)
11/01/21	5.875%	22,000	22,990
United Rentals North America, Inc.
04/15/22	7.625%	68,000	72,420
Universal Health Services, Inc. (b)
08/01/22	4.750%	58,000	59,015

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Univision Communications, Inc. (b)
05/15/23	5.125%	$75,000	$74,625
02/15/25	5.125%	165,000	162,937
VeriSign, Inc.
04/01/25	5.250%	84,000	84,630
Verizon Communications, Inc.
11/01/42	3.850%	754,000	680,652
03/15/55	4.672%	235,000	225,600
Western Gas Partners LP
07/01/22	4.000%	36,000	32,224
06/01/25	3.950%	31,000	26,560
WhiteWave Foods Co. (The)
10/01/22	5.375%	75,000	80,719
Williams Companies, Inc. (The)
01/15/23	3.700%	40,000	29,900
06/24/24	4.550%	139,000	105,640
ZF North America Capital, Inc. (b)
04/29/25	4.750%	93,000	92,535
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	112,000	111,789
05/15/25	6.375%	60,000	58,650
Zayo Group LLC/Capital, Inc. (b)(d)
05/15/25	6.375%	6,000	5,866
Zebra Technologies Corp.
10/15/22	7.250%	98,000	106,330
iStar, Inc.
07/01/19	5.000%	47,000	45,120
Total			45,304,121
VIRGIN ISLANDS —%
Platform Specialty Products Corp. (b)
02/01/22	6.500%	28,000	23,573
Total Corporate Bonds & Notes (Cost: $59,281,000)			$58,941,258

Residential Mortgage-Backed Securities - Agency 0.1%
UNITED STATES 0.1%
Federal Home Loan Mortgage Corp.
09/01/17	6.500%	4,570	4,606
05/01/18	4.500%	19,633	20,278
04/01/33	6.000%	133,103	153,220
Federal National Mortgage Association
04/01/17	6.500%	7,383	7,437
Total			185,541
Total Residential Mortgage-Backed Securities - Agency (Cost: $168,779)			$185,541

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 1.7%
UNITED STATES 1.7%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3 (b)(c)
11/25/37	2.813%	$3,185,466	$3,137,962
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $3,236,615)			$3,137,962

Commercial Mortgage-Backed Securities - Non-Agency 4.5%
UNITED STATES 4.5%
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A (b)(c)
10/26/44	2.691%	4,100,000	4,040,566
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)
08/10/45	5.794%	2,500,000	2,381,830
Rialto Real Estate Fund LP Series 2014-LT5 Class A (b)
05/15/24	2.850%	1,892,613	1,888,732
Total			8,311,128
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $8,497,775)			$8,311,128

Asset-Backed Securities - Non-Agency 6.6%
UNITED STATES 6.6%
Centre Point Funding LLC Series 2012-2A Class 1 (b)
08/20/21	2.610%	2,610,112	2,613,388
Exeter Automobile Receivables Trust Series 2015-1A Class A (b)
06/17/19	1.600%	1,353,927	1,347,457
SBA Tower Trust (b)
04/16/18	2.240%	6,500,000	6,511,407
SpringCastle America Funding LLC Series 2014-AA Class A (b)
05/25/23	2.700%	1,353,924	1,348,347
Westgate Resorts LLC Series 2013-1A Class B (b)
08/20/25	3.750%	543,977	543,652
Total			12,364,251
Total Asset-Backed Securities - Non-Agency (Cost: $12,397,337)			$12,364,251

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 4.8%
ITALY 0.5%
Italy Buoni Poliennali Del Tesoro (b)
09/15/41	2.550%	EUR	$642,294	$953,050
MEXICO 1.4%
Mexican Udibonos
11/15/40	4.000%	MXN	43,554,928	2,664,297
UNITED STATES 2.9%
U.S. Treasury Inflation-Indexed Bond (e)
02/15/45	0.750%		5,519,410	5,339,957
Total Inflation-Indexed Bonds (Cost: $8,850,079)				$8,957,304

Foreign Government Obligations(a)(f) 35.6%
ARGENTINA 1.0%
Argentina Bonar Bonds
04/17/17	7.000%		1,815,000	1,889,415
BRAZIL 0.3%
Brazilian Government International Bond
01/07/41	5.625%		606,000	525,705
Petrobras Global Finance BV
01/27/21	5.375%		106,000	86,920
Total				612,625
COLOMBIA 2.6%
Colombia Government International Bond
06/28/27	9.850%	COP	4,910,000,000	1,902,792
09/18/37	7.375%		414,000	489,555
01/18/41	6.125%		402,000	421,723
Empresas Publicas de Medellin ESP (b)
09/10/24	7.625%	COP	7,105,000,000	2,049,025
Total				4,863,095
CROATIA 0.1%
Croatia Government International Bond (b)
01/26/24	6.000%		200,000	217,648
DOMINICAN REPUBLIC 0.7%
Dominican Republic International Bond (b)
04/20/27	8.625%		1,092,000	1,228,500
EL SALVADOR 0.1%
El Salvador Government International Bond (b)
01/24/23	7.750%		252,000	246,960

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
GEORGIA 0.3%
Georgian Railway JSC (b)
07/11/22	7.750%		$463,000	$489,623
GHANA 0.3%
Ghana Government International Bond (b)
01/18/26	8.125%		662,000	519,670
GUATEMALA 0.4%
Guatemala Government Bond (b)
06/06/22	5.750%		728,000	793,520
HUNGARY 3.7%
Hungary Government Bond
06/24/25	5.500%	HUF	1,241,000,000	5,477,122
Hungary Government International Bond
03/25/24	5.375%		378,000	422,793
03/29/41	7.625%		696,000	985,536
Total				6,885,451
INDONESIA 1.2%
Indonesia Government International Bond (b)
05/05/21	4.875%		364,000	391,755
01/15/24	5.875%		1,324,000	1,486,862
01/17/38	7.750%		202,000	259,807
Total				2,138,424
ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	343
JAPAN 2.8%
Japan Government 30-Year Bond
12/20/45	1.400%	JPY	468,000,000	5,117,998
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		199,000	216,910
MEXICO 2.2%
Mexican Bonos
12/07/23	8.000%	MXN	12,910,000	850,005
12/05/24	10.000%	MXN	11,720,000	870,841
05/31/29	8.500%	MXN	9,430,000	653,050
Mexico Government International Bond
09/27/34	6.750%		104,000	133,900

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
MEXICO (CONTINUED)
Petroleos Mexicanos
03/01/18	5.750%		$501,000	$527,302
01/24/22	4.875%		430,000	426,775
01/18/24	4.875%		563,000	551,881
Total				4,013,754
NETHERLANDS 0.2%
Petrobras Global Finance BV
03/17/24	6.250%		563,000	450,231
PANAMA 0.2%
Ena Norte Trust (b)
04/25/23	4.950%		284,179	285,600
PARAGUAY 0.1%
Paraguay Government International Bond (b)
08/11/44	6.100%		232,000	236,060
PERU 0.8%
Corporacion Financiera de Desarrollo SA Subordinated (b)(c)
07/15/29	5.250%		200,000	201,500
Peruvian Government International Bond (b)
08/12/26	8.200%	PEN	3,840,000	1,260,229
Total				1,461,729
PHILIPPINES 0.2%
Power Sector Assets & Liabilities Management Corp. (b)
05/27/19	7.250%		232,000	269,120
ROMANIA 5.7%
Romania Government Bond
02/24/25	4.750%	RON	36,785,000	10,376,658
Romanian Government International Bond (b)
01/22/24	4.875%		232,000	255,200
Total				10,631,858
RUSSIAN FEDERATION 1.3%
Gazprom OAO Via Gaz Capital SA (b)
11/22/16	6.212%		199,000	203,718
03/07/22	6.510%		1,274,000	1,333,865
08/16/37	7.288%		189,000	205,538
Russian Foreign Bond - Eurobond (b)(c)
03/31/30	7.500%		558,110	681,215
Total				2,424,336

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
SERBIA 0.1%
Serbia International Bond (b)
12/03/18	5.875%		$232,000	$242,730
SPAIN 1.5%
Spain Government Bond (b)
10/31/25	2.150%	EUR	1,196,000	1,454,817
10/31/44	5.150%	EUR	780,000	1,346,503
Total				2,801,320
TRINIDAD AND TOBAGO 0.9%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%		1,683,000	1,732,648
TURKEY 1.2%
Export Credit Bank of Turkey (b)
09/23/21	5.000%		463,000	453,161
Turkey Government International Bond
06/05/20	7.000%		440,000	498,010
02/05/25	7.375%		430,000	515,355
03/17/36	6.875%		650,000	767,246
Total				2,233,772
UNITED KINGDOM 7.3%
United Kingdom Gilt (b)
03/07/25	5.000%	GBP	4,157,765	7,830,738
01/22/45	3.500%	GBP	3,200,000	5,771,470
Total				13,602,208
URUGUAY 0.1%
Uruguay Government International Bond
03/21/36	7.625%		182,000	232,050
ZAMBIA 0.2%
Zambia Government International Bond (b)
04/14/24	8.500%		362,000	299,555
Total Foreign Government Obligations (Cost: $67,153,987)				$66,137,153

Borrower	Weighted Average Coupon		Principal Amount	Value

Senior Loans 0.2%
Canada —%
Concordia Healthcare Corp. Term Loan (c)(g)
10/21/21	5.250%		$56,858	$55,251

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES 0.2%
Manitowoc Foodservice, Inc. Tranche B Term Loan (c)(g)
03/03/23	5.750%	$26,000	$26,087
Microsemi Corp. Tranche B Term Loan (c)(g)
01/15/23	5.250%	61,147	61,386
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(g)
08/21/20	5.750%	182,000	182,378
Riverbed Technology, Inc. Term Loan (c)(g)
04/25/22	6.000%	54,938	55,046
Total			324,897
Total Senior Loans (Cost: $378,274)			$380,148

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(h)
	13,999,000	2.15	09/09/16	$9,664
	13,250,000	2.00	12/02/16	36,921
Total Options Purchased Puts (Cost: $377,636)				$46,585

	Shares	Value

Money Market Funds 11.6%
Columbia Short-Term Cash Fund, 0.420% (i)(j)	21,652,805	$21,652,805
Total Money Market Funds (Cost: $21,652,805)		$21,652,805
Total Investments
(Cost: $181,994,287) (k)		$180,114,135(l)
Other Assets & Liabilities, Net		5,877,078
Net Assets		$185,991,213

At March 31, 2016, securities and cash totaling $4,356,594 were pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	04/26/2016	60,564,000 CNH	9,299,940 USD	—	(61,430)
Barclays	04/26/2016	33,080,077 USD	278,355,000 NOK	555,900	—
Barclays	05/11/2016	1,524,875,000 HUF	5,529,116 USD	5,310	—
Barclays	05/11/2016	73,801,000 MXN	4,253,265 USD	—	(3,699)
Barclays	05/11/2016	28,779,000 SEK	3,551,151 USD	1,431	—
BNP Paribas	04/26/2016	14,894,781 USD	13,144,000 EUR	71,605	—
Citi	04/05/2016	2,733,000 AUD	2,095,582 USD	697
Citi	04/05/2016	75,000 AUD	53,437 USD	—	(4,052)
Citi	04/05/2016	4,297,000 DKK	656,569 USD	370	—
Citi	04/05/2016	17,300,000 THB	492,751 USD	1,006	—
Citi	04/05/2016	2,021,002 USD	2,808,000 AUD	131,372	—
Citi	04/05/2016	632,562 USD	4,297,000 DKK	23,637	—
Citi	04/05/2016	485,259 USD	17,300,000 THB	6,487	—
Citi	04/26/2016	119,046,000 CNH	18,285,512 USD	—	(115,414)
Citi	04/26/2016	328,477,000 MXN	18,888,760 USD	—	(85,114)
Citi	05/11/2016	2,092,112 USD	2,733,000 AUD	—	(761)
Citi	05/11/2016	657,270 USD	4,297,000 DKK	—	(375)
Citi	05/11/2016	493,398 USD	17,300,000 THB	—	(2,073)
Credit Suisse	04/05/2016	36,377,000 EUR	41,412,304 USD	17,687	—
Credit Suisse	04/05/2016	670,000 EUR	729,764 USD	—	(32,652)
Credit Suisse	04/05/2016	40,715,764 USD	37,047,000 EUR	1,441,269	—
Credit Suisse	05/11/2016	41,458,503 USD	36,377,000 EUR	—	(18,432)
Deutsche Bank	04/05/2016	40,775,000 RON	10,018,428 USD	—	(364,952)
HSBC	04/05/2016	3,032,658,000 JPY	26,949,773 USD	2,766	—
HSBC	04/05/2016	552,700,000 JPY	4,873,901 USD	—	(37,174)
HSBC	04/05/2016	1,432,000 MYR	369,072 USD	1,957	—
HSBC	04/05/2016	31,611,617 USD	3,585,358,000 JPY	246,465	—
HSBC	04/05/2016	342,526 USD	1,432,000 MYR	24,589	—
HSBC	04/05/2016	375,639 USD	6,000,000 ZAR	30,682	—
HSBC	04/05/2016	6,000,000 ZAR	406,559 USD	238	—
HSBC	04/26/2016	1,033,649,000 JPY	9,245,039 USD	54,531	—
HSBC	04/26/2016	9,280,632 USD	1,033,649,000 JPY	—	(90,124)
HSBC	05/11/2016	12,150,000,000 COP	4,037,886 USD	—	(3,289)
HSBC	05/11/2016	26,977,103 USD	3,032,658,000 JPY	—	(1,358)
HSBC	05/11/2016	369,396 USD	1,432,000 MYR	—	(61)
HSBC	05/11/2016	403,714 USD	6,000,000 ZAR	—	(312)
Morgan Stanley	04/05/2016	1,726,000 PLN	463,297 USD	719	—
Morgan Stanley	04/05/2016	435,181 USD	1,726,000 PLN	27,398	—
Morgan Stanley	05/11/2016	463,058 USD	1,726,000 PLN	—	(746)
Standard Chartered	04/05/2016	1,315,000 CHF	1,369,211 USD	1,568	—
Standard Chartered	04/05/2016	2,600,000,000 KRW	2,268,761 USD	—	(4,575)
Standard Chartered	04/05/2016	2,060,000 NOK	249,205 USD	254	—
Standard Chartered	04/05/2016	440,000 SGD	326,475 USD	31	—
Standard Chartered	04/05/2016	1,320,664 USD	1,315,000 CHF	46,979	—
Standard Chartered	04/05/2016	2,095,507 USD	2,600,000,000 KRW	177,829	—
Standard Chartered	04/05/2016	238,263 USD	2,060,000 NOK	10,687	—
Standard Chartered	04/05/2016	312,805 USD	440,000 SGD	13,640	—
Standard Chartered	04/26/2016	5,830,000 GBP	8,340,223 USD	—	(33,665)
Standard Chartered	04/26/2016	162,563,000 MXN	9,285,812 USD	—	(104,343)
Standard Chartered	04/26/2016	3,715,190 USD	2,597,000 GBP	14,996	—
Standard Chartered	04/26/2016	36,766,334 USD	653,508,000 MXN	982,363	—
Standard Chartered	05/11/2016	2,441,000 GBP	3,507,802 USD	1,532	—
Standard Chartered	05/11/2016	4,402,000 PEN	1,321,327 USD	473	—
Standard Chartered	05/11/2016	1,371,382 USD	1,315,000 CHF	—	(1,558)
Standard Chartered	05/11/2016	2,265,795 USD	2,600,000,000 KRW	1,615	—
Standard Chartered	05/11/2016	249,174 USD	2,060,000 NOK	—	(267)
Standard Chartered	05/11/2016	326,464 USD	440,000 SGD	—	(76)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street	04/05/2016	6,090,000 CAD	4,692,293 USD	3,161	—
State Street	04/05/2016	4,500,327 USD	6,090,000 CAD	188,804	—
State Street	04/26/2016	32,207,000 NZD	21,440,747 USD	—	(794,757)
State Street	05/11/2016	4,692,347 USD	6,090,000 CAD	—	(2,998)
Total				4,090,048	(1,764,257)

Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND FUT	129	AUD	12,949,374	06/2016	32,684	—
AUST 3YR BOND FUT	272	AUD	23,344,540	06/2016	—	(2,095)
EURO BUXL 30Y BND	30	EUR	5,753,449	06/2016	8,067	—
Euro-BTP Future	64	EUR	10,240,734	06/2016	216,825	—
US 10YR NOTE (CBT)	207	USD	26,990,859	06/2106	48,174	—
US 2YR NOTE (CBT)	3	USD	656,250	06/2016	—	(40)
US LONG BOND(CBT)	35	USD	5,755,313	06/2016	—	(28,764)
US ULTRA BOND CBT	28	USD	4,830,875	06/2016	—	(30,674)
Total			90,521,394		305,750	(61,573)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO$ FUTR	(556)	USD	(137,561,350)	12/2017	—	(54,925)
EURO-BUND FUTURE	(3)	EUR	(557,525)	06/2016	—	(1,150)
US 5YR NOTE (CBT)	(145)	USD	(17,568,789)	06/2016	—	(35,322)
Total			(155,687,664)		—	(91,397)

Credit Default Swap Contracts Outstanding at March 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	14,000,000	1,076,547	(1,244,042)	(4,278)	—	(171,773)

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095	1,850,000	(111,000)	113,745	1,079	3,824	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095	7,350,000	(441,000)	768,177	4,288	331,465	—
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25	12/20/2020	1.000	0.888	41,050,000	(72,344)	—	12,543	—	(59,801)
Morgan Stanley*	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	3.035	8,000,000	115,777	—	13,908	129,685	—
Total									464,974	(59,801)

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at March 31, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.053	11/12/2045	USD	9,000,000	—	(216,924)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.697	07/13/2020	USD	29,900,000	—	(809,507)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.959	01/28/2025	USD	29,000,000	—	(1,001,811)
Morgan Stanley*	3-Month CAD LIBOR-BBA	Pay	1.883	12/23/2025	CAD	3,000,000	94,862	—
Total							94,862	(2,028,242)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $73,365,991 or 39.45% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Principal and interest may not be guaranteed by the government.
(g)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)	Purchased swaption contracts outstanding at March 31, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	09/13/2021	13,999,000	192,136	9,664
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.000	12/06/2021	13,250,000	185,500	36,921
Total							377,636	46,585

(i)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,170,573	34,229,608	(34,747,376)	21,652,805	19,414	21,652,805

(k)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $181,994,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,170,000
Unrealized Depreciation	(6,050,000)
Net Unrealized Depreciation	$(1,880,000)

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RON	Romania, New Lei
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	58,941,258	—	58,941,258
Residential Mortgage-Backed Securities - Agency	—	185,541	—	185,541
Residential Mortgage-Backed Securities - Non-Agency	—	3,137,962	—	3,137,962
Commercial Mortgage-Backed Securities - Non-Agency	—	8,311,128	—	8,311,128
Asset-Backed Securities - Non-Agency	—	12,364,251	—	12,364,251
Inflation-Indexed Bonds	—	8,957,304	—	8,957,304
Foreign Government Obligations	—	66,137,153	—	66,137,153
Senior Loans	—	380,148	—	380,148
Options Purchased Puts	—	46,585	—	46,585
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	21,652,805
Total Investments	—	158,461,330	—	180,114,135
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,090,048	—	4,090,048
Futures Contracts	305,750	—	—	305,750
Swap Contracts	—	559,836	—	559,836
Liabilities				—
Forward Foreign Currency Exchange Contracts	—	(1,764,257)	—	(1,764,257)
Futures Contracts	(152,970)	—	—	(152,970)
Swap Contracts	—	(2,259,816)	—	(2,259,816)
Total	152,780	159,087,141	—	180,892,726

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 95.7%
Aerospace & Defense 0.6%
TransDigm, Inc.
07/15/21	7.500%	$805,000	$843,238
07/15/24	6.500%	832,000	825,510
05/15/25	6.500%	1,025,000	1,001,937
Total			2,670,685
Automotive 0.7%
Schaeffler Finance BV (a)
05/15/21	4.750%	1,052,000	1,078,300
Schaeffler Holding Finance BV PIK (a)
11/15/19	6.250%	1,014,000	1,060,898
ZF North America Capital, Inc. (a)
04/29/22	4.500%	875,000	892,500
Total			3,031,698
Banking 2.7%
Ally Financial, Inc.
02/13/22	4.125%	2,238,000	2,198,835
05/19/22	4.625%	2,544,000	2,556,720
09/30/24	5.125%	741,000	757,672
03/30/25	4.625%	1,072,000	1,057,260
Subordinated
11/20/25	5.750%	586,000	572,815
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	2,366,000	2,274,649
Synovus Financial Corp.
02/15/19	7.875%	2,456,000	2,701,600
Total			12,119,551
Brokerage/Asset Managers/Exchanges 0.6%
E*TRADE Financial Corp.
11/15/22	5.375%	1,337,000	1,412,206
09/15/23	4.625%	974,000	971,565
National Financial Partners Corp. (a)
07/15/21	9.000%	376,000	360,960
Total			2,744,731
Building Materials 3.0%
Allegion PLC
09/15/23	5.875%	972,000	1,023,030
Allegion US Holding Co., Inc.
10/01/21	5.750%	770,000	806,575
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	1,821,000	1,866,525
12/15/23	5.750%	328,000	340,710
Beacon Roofing Supply, Inc. (a)
10/01/23	6.375%	675,000	715,500
HD Supply, Inc.
07/15/20	7.500%	2,650,000	2,812,312
HD Supply, Inc. (a)
12/15/21	5.250%	971,000	1,019,550

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
HD Supply, Inc. (a)(b)
04/15/24	5.750%	$963,000	$989,483
NCI Building Systems, Inc. (a)
01/15/23	8.250%	1,452,000	1,528,230
Nortek, Inc.
04/15/21	8.500%	1,545,000	1,602,937
Ply Gem Industries, Inc.
02/01/22	6.500%	21,000	20,895
RSI Home Products, Inc. (a)
03/15/23	6.500%	746,000	775,840
Total			13,501,587
Cable and Satellite 8.5%
Altice US Finance I Corp. (a)
07/15/23	5.375%	864,000	887,220
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	905,000	936,675
01/31/22	6.625%	300,000	315,750
09/30/22	5.250%	480,000	494,400
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	259,000	263,533
04/01/24	5.875%	1,132,000	1,185,770
05/01/25	5.375%	2,080,000	2,116,400
05/01/27	5.875%	621,000	633,420
CCOH Safari LLC (a)
02/15/26	5.750%	885,000	915,975
CSC Holdings LLC
02/15/19	8.625%	448,000	492,800
11/15/21	6.750%	1,111,000	1,138,775
Cable One, Inc. (a)
06/15/22	5.750%	591,000	599,865
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	677,000	670,230
12/15/21	5.125%	414,000	385,020
12/15/21	5.125%	299,000	278,818
07/15/25	7.750%	1,211,000	1,192,835
Cogeco Communications, Inc. (a)
05/01/20	4.875%	428,000	440,048
DISH DBS Corp.
06/01/21	6.750%	3,183,000	3,286,447
07/15/22	5.875%	239,000	226,453
11/15/24	5.875%	610,000	559,675
DigitalGlobe, Inc. (a)
02/01/21	5.250%	1,474,000	1,341,340
Intelsat Jackson Holdings SA
10/15/20	7.250%	1,255,000	809,475
Intelsat Jackson Holdings SA (a)
02/15/24	8.000%	447,000	460,410
Neptune Finco Corp. (a)
01/15/23	10.125%	870,000	930,900
10/15/25	6.625%	2,334,000	2,520,720
10/15/25	10.875%	2,217,000	2,397,131

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	$1,110,000	$1,126,650
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	1,809,000	1,831,613
Unitymedia GmbH (a)
01/15/25	6.125%	1,551,000	1,612,078
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	920,000	947,600
01/15/25	5.000%	1,342,000	1,338,645
Videotron Ltd.
07/15/22	5.000%	1,002,000	1,037,070
Videotron Ltd. (a)
06/15/24	5.375%	720,000	747,000
Virgin Media Finance PLC (a)
10/15/24	6.000%	470,000	482,925
01/15/25	5.750%	2,839,000	2,874,487
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	1,231,000	1,231,000
Total			38,709,153
Chemicals 3.9%
Angus Chemical Co. (a)
02/15/23	8.750%	1,194,000	1,134,300
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	1,535,000	1,627,100
Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	588,945
Chemours Co. LLC (The) (a)
05/15/23	6.625%	1,643,000	1,339,045
05/15/25	7.000%	1,794,000	1,435,200
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	1,067,000	981,640
Huntsman International LLC
11/15/20	4.875%	1,018,000	1,007,820
INEOS Group Holdings SA (a)
08/15/18	6.125%	272,000	276,589
02/15/19	5.875%	1,477,000	1,488,077
NOVA Chemicals Corp. (a)
05/01/25	5.000%	594,000	577,665
PQ Corp. (a)
11/01/18	8.750%	6,120,000	5,691,600
Platform Specialty Products Corp. (a)
05/01/21	10.375%	505,000	488,587
02/01/22	6.500%	618,000	520,279
WR Grace & Co. (a)
10/01/21	5.125%	795,000	826,800
Total			17,983,647
Construction Machinery 0.3%
United Rentals North America, Inc.
04/15/22	7.625%	916,000	975,540

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
06/15/23	6.125%	$547,000	$564,778
Total			1,540,318
Consumer Cyclical Services 1.4%
ADT Corp. (The)
03/15/20	5.250%	765,000	782,213
APX Group, Inc.
12/01/19	6.375%	433,000	434,299
12/01/20	8.750%	2,042,000	1,761,225
IHS, Inc.
11/01/22	5.000%	1,396,000	1,446,605
Interval Acquisition Corp. (a)
04/15/23	5.625%	2,169,000	2,174,422
Total			6,598,764
Consumer Products 1.9%
Jarden Corp. (a)
11/15/23	5.000%	441,000	461,948
Prestige Brands, Inc. (a)
03/01/24	6.375%	1,295,000	1,350,038
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	1,104,000	1,164,720
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	1,501,000	1,557,287
Spectrum Brands, Inc.
11/15/22	6.625%	722,000	780,655
07/15/25	5.750%	1,142,000	1,213,375
Springs Industries, Inc.
06/01/21	6.250%	1,109,000	1,118,704
Tempur Sealy International, Inc. (a)
10/15/23	5.625%	779,000	801,396
Total			8,448,123
Diversified Manufacturing 0.4%
Entegris, Inc. (a)
04/01/22	6.000%	1,404,000	1,425,060
Manitowoc Foodservice, Inc. (a)
02/15/24	9.500%	308,000	335,720
Total			1,760,780
Electric 1.4%
AES Corp. (The)
06/01/20	8.000%	1,290,000	1,464,150
Calpine Corp.
01/15/23	5.375%	1,235,000	1,197,184
NRG Energy, Inc.
07/15/22	6.250%	2,391,000	2,223,630
NRG Yield Operating LLC
08/15/24	5.375%	1,773,000	1,648,890
Total			6,533,854

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies 5.7%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	$331,000	$339,275
05/15/21	4.500%	4,506,000	4,604,546
10/01/21	5.000%	1,155,000	1,195,425
Aircastle Ltd.
02/15/22	5.500%	1,560,000	1,627,267
04/01/23	5.000%	138,000	138,690
CIT Group, Inc.
05/15/20	5.375%	1,332,000	1,381,950
International Lease Finance Corp.
05/15/19	6.250%	607,000	647,214
12/15/20	8.250%	1,230,000	1,436,025
04/15/21	4.625%	1,153,000	1,181,825
Navient Corp.
10/26/20	5.000%	752,000	682,440
01/25/22	7.250%	788,000	736,780
03/25/24	6.125%	1,380,000	1,186,800
10/25/24	5.875%	2,300,000	1,949,250
OneMain Financial Holdings LLC (a)
12/15/19	6.750%	793,000	791,017
12/15/21	7.250%	1,247,000	1,240,765
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	2,800,000	2,653,000
Quicken Loans, Inc. (a)
05/01/25	5.750%	967,000	937,990
Springleaf Finance Corp.
12/15/17	6.900%	953,000	986,355
10/01/21	7.750%	896,000	879,066
10/01/23	8.250%	715,000	693,550
iStar, Inc.
07/01/19	5.000%	845,000	811,200
Total			26,100,430
Food and Beverage 1.5%
Constellation Brands, Inc.
11/15/19	3.875%	392,000	411,110
05/01/23	4.250%	337,000	344,583
11/15/24	4.750%	1,319,000	1,375,057
12/01/25	4.750%	250,000	258,750
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	169,000	176,892
Post Holdings, Inc.
02/15/22	7.375%	343,000	362,723
Post Holdings, Inc. (a)
12/15/22	6.000%	227,000	233,810
03/15/24	7.750%	2,113,000	2,319,017
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,150,000	1,237,688
Total			6,719,630
Gaming 5.5%
Boyd Gaming Corp.
05/15/23	6.875%	1,338,000	1,424,970

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Boyd Gaming Corp. (a)
04/01/26	6.375%	$897,000	$930,638
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	452,000	470,080
11/01/23	5.375%	340,000	340,000
International Game Technology PLC (a)
02/15/22	6.250%	992,000	1,009,162
02/15/25	6.500%	510,000	504,900
MGM Resorts International
03/01/18	11.375%	2,059,000	2,378,969
10/01/20	6.750%	510,000	551,820
12/15/21	6.625%	1,853,000	1,987,342
03/15/23	6.000%	676,000	699,660
Penn National Gaming, Inc.
11/01/21	5.875%	395,000	393,025
Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,400,000	1,484,000
Scientific Games International, Inc.
12/01/22	10.000%	3,857,000	3,124,170
Scientific Games International, Inc. (a)
01/01/22	7.000%	2,493,000	2,542,860
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	2,470,000	2,568,800
10/01/20	7.804%	540,000	572,837
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	1,410,000	1,357,125
Tunica-Biloxi Gaming Authority (a)(c)(d)
08/15/16	0.000%	5,259,000	2,655,795
Total			24,996,153
Health Care 8.9%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	396,000	399,960
02/15/23	5.625%	467,000	474,005
Acadia Healthcare Co., Inc. (a)
03/01/24	6.500%	738,000	767,520
Alere, Inc. (a)
07/01/23	6.375%	937,000	983,850
Amsurg Corp.
11/30/20	5.625%	1,139,000	1,176,017
CHS/Community Health Systems, Inc.
02/01/22	6.875%	1,664,000	1,501,760
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	1,251,000	1,239,272
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	2,056,000	2,145,950
07/15/24	5.125%	1,055,000	1,065,550
Emdeon, Inc.
12/31/19	11.000%	1,775,000	1,877,062
Emdeon, Inc. (a)
02/15/21	6.000%	779,000	759,525
ExamWorks Group, Inc.
04/15/23	5.625%	552,000	563,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Fresenius Medical Care U.S. Finance II, Inc. (a)
09/15/18	6.500%	$246,000	$268,448
07/31/19	5.625%	554,000	604,380
01/31/22	5.875%	1,121,000	1,231,418
10/15/24	4.750%	777,000	789,626
HCA, Inc.
02/15/22	7.500%	3,233,000	3,661,372
02/01/25	5.375%	5,089,000	5,144,674
04/15/25	5.250%	1,836,000	1,891,080
HCA, Inc
06/15/26	5.250%	273,000	279,825
HealthSouth Corp.
11/01/24	5.750%	468,000	474,084
Healthsouth Corp.
09/15/25	5.750%	275,000	277,888
Hologic, Inc. (a)
07/15/22	5.250%	908,000	946,590
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	858,000	860,145
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	217,000	229,478
LifePoint Health, Inc.
12/01/21	5.500%	923,000	964,535
MEDNAX, Inc. (a)
12/01/23	5.250%	724,000	752,960
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	1,565,000	1,627,600
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	1,215,000	1,211,962
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	578,000	582,335
Tenet Healthcare Corp.
10/01/20	6.000%	886,000	943,590
04/01/21	4.500%	2,075,000	2,085,375
04/01/22	8.125%	2,586,000	2,660,347
06/15/23	6.750%	229,000	219,268
Total			40,660,491
Healthcare Insurance 1.0%
Centene Corp.
05/15/22	4.750%	1,342,000	1,355,420
Centene Escrow Corp. (a)
02/15/21	5.625%	291,000	303,368
02/15/24	6.125%	1,493,000	1,571,382
Molina Healthcare, Inc. (a)
11/15/22	5.375%	1,228,000	1,261,770
Total			4,491,940
Home Construction 1.0%
CalAtlantic Group, Inc.
11/15/24	5.875%	460,000	484,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Meritage Homes Corp.
03/01/18	4.500%	$994,000	$1,003,940
04/15/20	7.150%	410,000	432,550
04/01/22	7.000%	928,000	988,320
06/01/25	6.000%	220,000	220,000
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	724,000	709,520
04/15/23	5.875%	93,000	91,140
03/01/24	5.625%	848,000	811,960
Total			4,741,580
Independent Energy 5.5%
Antero Resources Corp.
12/01/22	5.125%	2,030,000	1,842,225
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	2,454,000	2,162,587
Concho Resources, Inc.
01/15/22	6.500%	1,515,000	1,511,213
04/01/23	5.500%	2,860,000	2,802,800
Continental Resources, Inc.
04/15/23	4.500%	605,000	505,931
06/01/24	3.800%	860,000	679,400
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	215,000	205,863
02/15/23	7.750%	2,136,000	2,066,580
Diamondback Energy, Inc.
10/01/21	7.625%	370,000	381,100
Laredo Petroleum, Inc.
01/15/22	5.625%	1,690,000	1,411,150
05/01/22	7.375%	1,117,000	949,450
03/15/23	6.250%	2,779,000	2,327,412
Newfield Exploration Co.
07/01/24	5.625%	975,000	914,063
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	3,486,000	3,468,570
RSP Permian, Inc.
10/01/22	6.625%	1,281,000	1,261,785
Range Resources Corp.
03/15/23	5.000%	3,207,000	2,717,932
Total			25,208,061
Leisure 0.6%
AMC Entertainment, Inc.
06/15/25	5.750%	261,000	266,873
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	1,170,000	1,212,412
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	1,057,000	1,025,290
Total			2,504,575

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Lodging 0.9%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	$1,285,000	$1,331,517
Playa Resorts Holding BV (a)
08/15/20	8.000%	2,364,000	2,322,630
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	314,000	321,065
Total			3,975,212
Media and Entertainment 4.8%
AMC Networks, Inc.
12/15/22	4.750%	1,459,000	1,462,648
04/01/24	5.000%	681,000	683,554
Activision Blizzard, Inc. (a)
09/15/21	5.625%	3,914,000	4,114,592
09/15/23	6.125%	138,000	148,005
Lamar Media Corp. (a)
02/01/26	5.750%	340,000	357,000
MDC Partners, Inc. (a)
05/01/24	6.500%	3,249,000	3,318,041
Netflix, Inc.
02/15/22	5.500%	1,411,000	1,477,232
02/15/25	5.875%	3,440,000	3,620,600
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	1,681,000	1,756,645
Univision Communications, Inc. (a)
05/15/23	5.125%	2,255,000	2,243,725
02/15/25	5.125%	2,598,000	2,565,525
Total			21,747,567
Metals 0.6%
ArcelorMittal (c)
08/05/20	6.250%	264,000	258,060
03/01/21	6.500%	1,858,000	1,830,130
02/25/22	7.250%	589,000	581,638
Total			2,669,828
Midstream 4.8%
Energy Transfer Equity LP
06/01/27	5.500%	2,689,000	2,157,922
MPLX LP (a)
02/15/23	5.500%	2,451,000	2,372,688
07/15/23	4.500%	553,000	509,963
12/01/24	4.875%	3,852,000	3,556,309
Sabine Pass Liquefaction LLC
03/01/25	5.625%	3,029,000	2,888,909
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	1,092,000	1,089,270
11/15/19	4.125%	551,000	520,353
05/01/23	5.250%	76,000	70,110
11/15/23	4.250%	1,534,000	1,346,085
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	1,123,000	1,103,348

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	$385,000	$383,075
10/15/22	6.250%	1,128,000	1,116,720
Western Gas Partners LP
07/01/22	4.000%	947,000	847,674
06/01/25	3.950%	784,000	671,712
Williams Companies, Inc. (The)
01/15/23	3.700%	1,167,000	872,333
06/24/24	4.550%	3,205,000	2,435,800
Total			21,942,271
Other Financial Institutions 0.4%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	1,719,000	1,631,331
Other Industry 0.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	963,000	992,905
Packaging 2.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	979,000	947,183
Berry Plastics Corp.
05/15/22	5.500%	690,000	710,700
07/15/23	5.125%	1,925,000	1,939,437
Beverage Packaging Holdings (Luxembourg) II SA (a)
06/15/17	6.000%	277,000	274,749
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	2,848,000	2,776,800
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,790,000	1,836,988
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	1,529,000	1,567,225
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	575,000	522,531
Total			10,575,613
Pharmaceuticals 4.1%
Capsugel SA PIK (a)
05/15/19	7.000%	461,000	463,305
Concordia Healthcare Corp. (a)
04/15/23	7.000%	734,000	629,405
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	1,570,000	1,471,875
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	1,740,000	1,637,775
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,468,000	1,508,370

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	$2,155,000	$2,212,754
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	1,077,000	977,377
04/15/25	5.500%	457,000	403,303
Quintiles Transnational Corp. (a)
05/15/23	4.875%	1,091,000	1,119,257
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	2,413,000	2,002,790
07/15/21	7.500%	1,855,000	1,545,438
12/01/21	5.625%	1,042,000	820,575
03/01/23	5.500%	776,000	610,130
05/15/23	5.875%	2,438,000	1,910,782
04/15/25	6.125%	1,788,000	1,376,760
Total			18,689,896
Property & Casualty 1.0%
Alliant Holdings I LP (a)
08/01/23	8.250%	100,000	99,500
HUB International Ltd. (a)
02/15/21	9.250%	329,000	341,338
10/01/21	7.875%	3,949,000	3,889,765
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	364,000	334,880
Total			4,665,483
Restaurants 0.7%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	1,980,000	2,014,650
04/01/22	6.000%	953,000	991,120
Total			3,005,770
Retailers 2.0%
Asbury Automotive Group, Inc.
12/15/24	6.000%	768,000	775,680
Asbury Automotive Group, Inc. (a)
12/15/24	6.000%	463,000	467,630
Dollar Tree, Inc. (a)
03/01/20	5.250%	282,000	295,043
03/01/23	5.750%	919,000	974,140
Group 1 Automotive, Inc.
06/01/22	5.000%	630,000	623,700
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	532,000	525,350
Penske Automotive Group, Inc.
12/01/24	5.375%	835,000	828,737
Rite Aid Corp.
06/15/21	6.750%	485,000	512,281
Junior Subordinated
02/15/27	7.700%	602,000	722,400
Rite Aid Corp. (a)
04/01/23	6.125%	2,682,000	2,842,920

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	$357,000	$380,205
Total			8,948,086
Technology 6.8%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	1,221,000	1,245,420
08/01/22	5.375%	2,604,000	2,441,250
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	354,000	380,550
Equinix, Inc.
04/01/23	5.375%	2,357,000	2,439,495
01/15/26	5.875%	1,145,000	1,207,403
First Data Corp. (a)
08/15/23	5.375%	1,501,000	1,538,525
12/01/23	7.000%	3,224,000	3,256,240
01/15/24	5.750%	3,705,000	3,704,629
Infor US, Inc. (a)
08/15/20	5.750%	292,000	300,760
MSCI, Inc. (a)
11/15/24	5.250%	1,407,000	1,452,728
08/15/25	5.750%	1,298,000	1,366,145
Microsemi Corp. (a)
04/15/23	9.125%	994,000	1,090,915
NCR Corp.
12/15/21	5.875%	458,000	468,305
12/15/23	6.375%	539,000	555,170
NXP BV/Funding LLC (a)
06/15/22	4.625%	1,065,000	1,092,956
03/15/23	5.750%	240,000	253,800
Qualitytech LP/Finance Corp.
08/01/22	5.875%	952,000	971,040
Riverbed Technology, Inc. (a)
03/01/23	8.875%	1,635,000	1,626,825
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	819,000	872,235
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	696,000	699,480
VeriSign, Inc.
05/01/23	4.625%	1,140,000	1,151,400
04/01/25	5.250%	1,172,000	1,180,790
Zebra Technologies Corp.
10/15/22	7.250%	1,736,000	1,883,560
Total			31,179,621
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc. (a)
03/15/25	5.250%	770,000	704,550
Hertz Corp. (The)
01/15/21	7.375%	125,000	127,500
10/15/22	6.250%	251,000	251,000
Total			1,083,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless 6.8%
Crown Castle International Corp.
04/15/22	4.875%	$788,000	$843,318
01/15/23	5.250%	1,145,000	1,235,169
Numericable-SFR SA (a)
05/15/22	6.000%	2,468,000	2,406,300
SBA Telecommunications, Inc.
07/15/20	5.750%	1,277,000	1,318,502
Sprint Communications, Inc.
08/15/20	7.000%	540,000	429,300
Sprint Communications, Inc. (a)
11/15/18	9.000%	5,812,000	6,102,600
03/01/20	7.000%	1,728,000	1,728,000
Sprint Corp.
09/15/21	7.250%	688,000	525,460
09/15/23	7.875%	1,135,000	868,037
06/15/24	7.125%	2,469,000	1,833,232
02/15/25	7.625%	567,000	420,998
T-Mobile USA, Inc.
04/28/21	6.633%	1,543,000	1,612,435
01/15/22	6.125%	695,000	717,587
04/28/22	6.731%	641,000	669,717
03/01/23	6.000%	646,000	659,728
04/01/23	6.625%	1,081,000	1,137,752
01/15/24	6.500%	1,109,000	1,153,360
03/01/25	6.375%	310,000	317,363
01/15/26	6.500%	1,819,000	1,889,486
Wind Acquisition Finance SA (a)
04/30/20	6.500%	1,793,000	1,810,930
07/15/20	4.750%	2,435,000	2,301,075
04/23/21	7.375%	1,176,000	1,064,280
Total			31,044,629
Wirelines 5.0%
CenturyLink, Inc.
06/15/21	6.450%	556,000	563,295
03/15/22	5.800%	540,000	519,534
04/01/25	5.625%	1,358,000	1,215,410
CenturyLink, Inc. (b)
04/01/24	7.500%	932,000	934,330
Frontier Communications Corp.
07/01/21	9.250%	185,000	188,700
04/15/24	7.625%	1,081,000	959,387
01/15/25	6.875%	2,474,000	2,088,984
Frontier Communications Corp. (a)
09/15/20	8.875%	1,353,000	1,405,429
09/15/22	10.500%	941,000	964,525
09/15/25	11.000%	2,588,000	2,600,940
Level 3 Financing, Inc.
06/01/20	7.000%	1,610,000	1,678,425
01/15/21	6.125%	875,000	916,562
08/15/22	5.375%	1,031,000	1,046,991
Level 3 Financing, Inc. (a)
01/15/24	5.375%	1,085,000	1,098,562
03/15/26	5.250%	933,000	939,997
Telecom Italia SpA (a)
05/30/24	5.303%	1,784,000	1,837,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	$604,000	$646,280
04/01/23	6.000%	1,599,000	1,595,994
05/15/25	6.375%	147,000	143,693
Zayo Group LLC/Capital, Inc. (a)(b)
05/15/25	6.375%	1,678,000	1,640,413
Total			22,984,971
Total Corporate Bonds & Notes (Cost: $441,710,123)			$436,201,984

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.5%
Diversified Manufacturing 0.1%
Manitowoc Foodservice, Inc. Tranche B Term Loan (c)(e)
03/03/23	5.750%	$644,000	$646,145
Health Care 0.5%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(e)
03/20/20	8.500%	2,269,000	2,223,620
Pharmaceuticals 0.3%
Concordia Healthcare Corp. Term Loan (c)(e)
10/21/21	5.250%	1,216,950	1,182,571
Technology 0.6%
Applied Systems, Inc. 2nd Lien Term Loan (c)(e)
01/24/22	7.500%	202,000	190,132
Microsemi Corp. Tranche B Term Loan (c)(e)
01/15/23	5.250%	1,468,456	1,474,198
Riverbed Technology, Inc. Term Loan (c)(e)
04/25/22	6.000%	1,255,258	1,257,718
Total			2,922,048
Total Senior Loans (Cost: $6,925,538)			$6,974,384

Issuer	Shares	Value

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (f)(g)(h)	5,000,000	$876
TOTAL FINANCIALS		876
Total Limited Partnerships (Cost: $—)		$876

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.420% (i)(j)	8,222,892	$8,222,892
Total Money Market Funds (Cost: $8,222,892)		$8,222,892
Total Investments
(Cost: $456,858,553) (k)		$451,400,136(l)
Other Assets & Liabilities, Net		4,544,565
Net Assets		$455,944,701

At March 31, 2016, cash totaling $144,450 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(107)	USD	(13,951,797)	06/2016	1,920	—

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $215,840,392 or 47.34% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2016, the value of these securities amounted to $2,655,795, which represents 0.58% of net assets.

(e)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(f)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at March 31, 2016 was $876, which represents less than 0.01% of net assets. Information concerning such security holdings at March 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Varde Fund V LP	04-27-2000 - 06-19-2000	—*

* The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(g)	Non-income producing investment.
(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $876, which represents less than 0.01% of net assets.

(i)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,200,324	23,888,234	(31,865,666)	8,222,892	10,115	8,222,892

(k)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $456,859,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,104,000
Unrealized Depreciation	(15,563,000)
Net Unrealized Depreciation	$(5,459,000)

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	436,201,984	—	436,201,984
Senior Loans	—	4,750,764	2,223,620	6,974,384
Limited Partnerships
Financials	—	—	876	876
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	8,222,892
Total Investments	—	440,952,748	2,224,496	451,400,136
Derivatives
Assets
Futures Contracts	1,920	—	—	1,920
Total	1,920	440,952,748	2,224,496	451,402,056

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
184,830	—	—	184,830

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 92.5%
Aerospace & Defense 0.7%
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	$1,218,000	$1,278,900
TransDigm, Inc.
07/15/22	6.000%	3,125,000	3,113,281
Total			4,392,181
Automotive 0.2%
Lear Corp. Escrow Bond (b)(c)(d)
12/01/16	8.750%	595,000	—
ZF North America Capital, Inc. (a)
04/29/22	4.500%	1,068,000	1,089,360
Total			1,089,360
Banking 3.2%
Ally Financial, Inc.
02/13/22	4.125%	2,669,000	2,622,292
05/19/22	4.625%	2,332,000	2,343,660
03/30/25	4.625%	1,233,000	1,216,046
11/01/31	8.000%	3,180,000	3,625,200
Popular, Inc.
07/01/19	7.000%	1,279,000	1,243,828
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	4,858,000	4,670,433
Synovus Financial Corp.
02/15/19	7.875%	3,157,000	3,472,700
Total			19,194,159
Brokerage/Asset Managers/Exchanges 0.6%
E*TRADE Financial Corp.
11/15/22	5.375%	1,480,000	1,563,250
09/15/23	4.625%	2,072,000	2,066,820
Total			3,630,070
Building Materials 1.6%
Allegion PLC
09/15/23	5.875%	1,087,000	1,144,068
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,145,000	1,199,387
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	3,182,000	3,261,550
12/15/23	5.750%	748,000	776,985
Beacon Roofing Supply, Inc. (a)
10/01/23	6.375%	592,000	627,520
HD Supply, Inc. (a)
12/15/21	5.250%	1,133,000	1,189,650
HD Supply, Inc. (a)(e)
04/15/24	5.750%	1,264,000	1,298,760
Masco Corp.
04/01/26	4.375%	295,000	300,342
Total			9,798,262

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite 8.2%
Altice US Finance I Corp. (a)
07/15/23	5.375%	$5,199,000	$5,338,723
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	1,834,000	1,889,020
01/15/24	5.750%	2,200,000	2,290,750
CCO Holdings LLC/Capital Corp. (a)
04/01/24	5.875%	1,663,000	1,741,993
05/01/25	5.375%	2,218,000	2,256,815
CCOH Safari LLC (a)
02/15/26	5.750%	1,298,000	1,343,430
Cable One, Inc. (a)
06/15/22	5.750%	718,000	728,770
DISH DBS Corp.
06/01/21	6.750%	2,756,000	2,845,570
07/15/22	5.875%	3,130,000	2,965,675
11/15/24	5.875%	1,905,000	1,747,838
DigitalGlobe, Inc. (a)
02/01/21	5.250%	1,810,000	1,647,100
Hughes Satellite Systems Corp.
06/15/19	6.500%	1,640,000	1,806,050
Intelsat Jackson Holdings SA (a)
02/15/24	8.000%	584,000	601,520
Neptune Finco Corp. (a)
01/15/23	10.125%	543,000	581,010
10/15/25	6.625%	6,534,000	7,056,720
10/15/25	10.875%	796,000	860,675
Quebecor Media, Inc. (a)(b)(d)
01/15/49	9.750%	1,855,000	41,181
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	1,271,000	1,290,065
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	3,270,000	3,310,875
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	3,255,000	3,246,862
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	5,501,000	5,501,000
Total			49,091,642
Chemicals 4.0%
Angus Chemical Co. (a)
02/15/23	8.750%	2,224,000	2,112,800
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	2,285,000	2,422,100
Celanese U.S. Holdings LLC
06/15/21	5.875%	1,268,000	1,350,420
Chemours Co. LLC (The) (a)
05/15/23	6.625%	2,280,000	1,858,200
05/15/25	7.000%	2,097,000	1,677,600
Huntsman International LLC (a)
11/15/22	5.125%	1,669,000	1,618,930

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
INEOS Group Holdings SA (a)
02/15/19	5.875%	$1,586,000	$1,597,895
NOVA Chemicals Corp. (a)
05/01/25	5.000%	2,525,000	2,455,562
PQ Corp. (a)
11/01/18	8.750%	8,566,000	7,966,380
Platform Specialty Products Corp. (a)
05/01/21	10.375%	102,000	98,685
02/01/22	6.500%	785,000	660,872
Total			23,819,444
Construction Machinery 0.4%
United Rentals North America, Inc.
04/15/22	7.625%	2,522,000	2,685,930
Consumer Cyclical Services 1.4%
APX Group, Inc.
12/01/19	6.375%	4,314,000	4,326,942
IHS, Inc.
11/01/22	5.000%	899,000	931,589
Interval Acquisition Corp. (a)
04/15/23	5.625%	2,866,000	2,873,165
Total			8,131,696
Consumer Products 1.7%
Newell Rubbermaid, Inc.
04/01/26	4.200%	975,000	1,019,893
Prestige Brands, Inc. (a)
03/01/24	6.375%	1,206,000	1,257,255
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	1,399,000	1,475,945
Spectrum Brands, Inc.
11/15/22	6.625%	899,000	972,035
07/15/25	5.750%	1,269,000	1,348,312
Springs Industries, Inc.
06/01/21	6.250%	1,434,000	1,446,547
Tempur Sealy International, Inc.
12/15/20	6.875%	1,425,000	1,503,375
Tempur Sealy International, Inc. (a)
10/15/23	5.625%	990,000	1,018,463
Total			10,041,825
Diversified Manufacturing 0.6%
Entegris, Inc. (a)
04/01/22	6.000%	2,928,000	2,971,920
Manitowoc Foodservice, Inc. (a)
02/15/24	9.500%	299,000	325,910
Total			3,297,830

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric 1.7%
AES Corp. (The)
07/01/21	7.375%	$2,579,000	$2,888,480
Calpine Corp. (a)
01/15/22	6.000%	922,000	966,947
NRG Energy, Inc.
07/15/22	6.250%	3,538,000	3,290,340
05/01/24	6.250%	361,000	331,218
NRG Yield Operating LLC
08/15/24	5.375%	3,178,000	2,955,540
Total			10,432,525
Finance Companies 5.2%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	1,126,000	1,154,150
05/15/21	4.500%	3,491,000	3,567,348
Aircastle Ltd.
02/15/22	5.500%	775,000	808,418
04/01/23	5.000%	454,000	456,270
International Lease Finance Corp.
12/15/20	8.250%	1,761,000	2,055,968
01/15/22	8.625%	2,381,000	2,863,153
Navient Corp.
03/25/24	6.125%	3,417,000	2,938,620
10/25/24	5.875%	4,005,000	3,394,237
OneMain Financial Holdings LLC (a)
12/15/19	6.750%	1,959,000	1,954,103
12/15/21	7.250%	1,763,000	1,754,185
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	4,005,000	3,794,737
Quicken Loans, Inc. (a)
05/01/25	5.750%	2,286,000	2,217,420
Springleaf Finance Corp.
10/01/21	7.750%	1,722,000	1,689,454
10/01/23	8.250%	1,352,000	1,311,440
iStar, Inc.
07/01/19	5.000%	1,270,000	1,219,200
Total			31,178,703
Food and Beverage 2.1%
Aramark Services, Inc. (a)
01/15/24	5.125%	686,000	722,873
B&G Foods, Inc.
06/01/21	4.625%	965,000	977,063
Constellation Brands, Inc.
05/01/23	4.250%	1,351,000	1,381,398
11/15/24	4.750%	1,509,000	1,573,132
12/01/25	4.750%	259,000	268,065
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	219,000	229,227
Post Holdings, Inc. (a)
12/15/22	6.000%	699,000	719,970
03/15/24	7.750%	2,813,000	3,087,267

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Treehouse Foods, Inc. (a)
02/15/24	6.000%	$309,000	$327,540
WhiteWave Foods Co. (The)
10/01/22	5.375%	2,934,000	3,157,717
Total			12,444,252
Gaming 3.8%
Boyd Gaming Corp.
05/15/23	6.875%	824,000	877,560
Boyd Gaming Corp. (a)
04/01/26	6.375%	615,000	638,062
International Game Technology PLC (a)
02/15/22	6.250%	1,784,000	1,814,863
02/15/25	6.500%	1,373,000	1,359,270
MGM Resorts International
10/01/20	6.750%	2,562,000	2,772,084
12/15/21	6.625%	2,434,000	2,610,465
Penn National Gaming, Inc.
11/01/21	5.875%	849,000	844,755
Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,489,000	1,578,340
Scientific Games International, Inc.
12/01/22	10.000%	1,446,000	1,171,260
Scientific Games International, Inc. (a)
01/01/22	7.000%	4,399,000	4,486,980
Seminole Tribe of Florida, Inc. (a)
10/01/20	7.804%	1,155,000	1,225,236
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	1,472,000	1,416,800
Tunica-Biloxi Gaming Authority (a)(f)
08/15/16	0.000%	4,284,000	2,163,420
Total			22,959,095
Health Care 6.3%
Acadia Healthcare Co., Inc. (a)
03/01/24	6.500%	1,743,000	1,812,720
CHS/Community Health Systems, Inc.
08/01/21	5.125%	838,000	848,475
02/01/22	6.875%	1,685,000	1,520,712
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	1,012,000	1,002,512
Fresenius Medical Care U.S. Finance II, Inc. (a)
01/31/22	5.875%	1,060,000	1,164,410
10/15/24	4.750%	2,295,000	2,332,294
HCA, Inc.
05/01/23	4.750%	2,346,000	2,387,055
02/01/25	5.375%	2,319,000	2,344,370
04/15/25	5.250%	3,269,000	3,367,070
02/15/26	5.875%	4,495,000	4,629,850
HCA, Inc
06/15/26	5.250%	1,405,000	1,440,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
HealthSouth Corp.
11/01/24	5.750%	$590,000	$597,670
Healthsouth Corp.
09/15/25	5.750%	350,000	353,675
Hologic, Inc. (a)
07/15/22	5.250%	1,124,000	1,171,770
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	281,000	297,158
LifePoint Health, Inc.
12/01/21	5.500%	5,060,000	5,287,700
MEDNAX, Inc. (a)
12/01/23	5.250%	926,000	963,040
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	143,000	144,073
Tenet Healthcare Corp.
06/01/20	4.750%	1,869,000	1,901,707
10/01/20	6.000%	1,604,000	1,708,260
04/01/22	8.125%	2,059,000	2,118,196
Total			37,392,842
Healthcare Insurance 1.3%
Centene Corp.
05/15/22	4.750%	2,837,000	2,865,370
Centene Escrow Corp. (a)
02/15/21	5.625%	233,000	242,903
02/15/24	6.125%	1,198,000	1,260,895
Molina Healthcare, Inc. (a)
11/15/22	5.375%	3,086,000	3,170,865
Total			7,540,033
Home Construction 0.8%
CalAtlantic Group, Inc.
11/15/24	5.875%	966,000	1,016,715
Meritage Homes Corp.
04/01/22	7.000%	2,046,000	2,178,990
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	1,591,000	1,559,180
Total			4,754,885
Independent Energy 5.3%
Antero Resources Corp.
12/01/22	5.125%	1,120,000	1,016,400
06/01/23	5.625%	1,526,000	1,403,920
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	3,498,000	3,082,612
Concho Resources, Inc.
04/01/23	5.500%	6,093,000	5,971,140
Continental Resources, Inc.
06/01/24	3.800%	1,553,000	1,226,870
06/01/44	4.900%	2,321,000	1,729,145

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	$276,000	$264,270
02/15/23	7.750%	2,921,000	2,826,068
Diamondback Energy, Inc.
10/01/21	7.625%	785,000	808,550
Laredo Petroleum, Inc.
01/15/22	5.625%	48,000	40,080
03/15/23	6.250%	7,004,000	5,865,850
Newfield Exploration Co.
07/01/24	5.625%	1,400,000	1,312,500
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	4,224,000	4,202,880
RSP Permian, Inc.
10/01/22	6.625%	2,254,000	2,220,190
Total			31,970,475
Lodging 0.8%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	1,559,000	1,615,436
Playa Resorts Holding BV (a)
08/15/20	8.000%	3,003,000	2,950,447
Total			4,565,883
Media and Entertainment 7.1%
AMC Networks, Inc.
12/15/22	4.750%	2,612,000	2,618,530
04/01/24	5.000%	1,479,000	1,484,546
Activision Blizzard, Inc. (a)
09/15/21	5.625%	3,678,000	3,866,498
09/15/23	6.125%	1,472,000	1,578,720
Lamar Media Corp. (a)
02/01/26	5.750%	440,000	462,000
MDC Partners, Inc. (a)
04/01/20	6.750%	4,265,000	4,408,944
05/01/24	6.500%	4,244,000	4,334,185
Netflix, Inc.
02/15/22	5.500%	1,129,000	1,181,995
03/01/24	5.750%	953,000	1,005,415
02/15/25	5.875%	4,165,000	4,383,662
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	1,839,000	1,907,963
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	466,000	477,650
02/15/24	5.625%	985,000	1,026,863
03/15/25	5.875%	4,177,000	4,364,965
TEGNA, Inc. (a)
09/15/21	4.875%	1,058,000	1,089,740
Univision Communications, Inc. (a)
05/15/23	5.125%	2,037,000	2,026,815
02/15/25	5.125%	6,137,000	6,060,287
Ziff Davis Media, Inc. (b)(c)(d)(f)
12/15/11	0.000%	68,749	—
Total			42,278,778

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 0.7%
ArcelorMittal (g)
08/05/20	6.250%	$309,000	$302,048
03/01/21	6.500%	4,013,000	3,952,805
Total			4,254,853
Midstream 6.2%
Energy Transfer Equity LP
06/01/27	5.500%	3,341,000	2,681,152
Hiland Partners LP/Finance Corp. (a)
05/15/22	5.500%	2,877,000	2,769,112
Kinder Morgan, Inc.
06/01/25	4.300%	2,465,000	2,344,671
MPLX LP (a)
07/15/23	4.500%	1,896,000	1,748,444
12/01/24	4.875%	6,020,000	5,557,887
06/01/25	4.875%	660,000	601,808
Northwest Pipeline LLC
12/01/25	7.125%	150,000	149,135
Sabine Pass Liquefaction LLC
03/01/25	5.625%	5,020,000	4,787,825
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	155,000	142,988
11/15/23	4.250%	5,345,000	4,690,237
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	2,016,000	1,980,720
Tesoro Logistics LP/Finance Corp. (a)
10/15/22	6.250%	3,254,000	3,221,460
Western Gas Partners LP
07/01/22	4.000%	1,232,000	1,102,782
06/01/25	3.950%	1,019,000	873,055
Williams Companies, Inc. (The)
01/15/23	3.700%	1,065,000	796,087
06/24/24	4.550%	4,678,000	3,555,280
Total			37,002,643
Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/22	6.000%	428,000	448,330
Other Industry 0.4%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	2,166,000	2,233,263
Other REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	230,000	238,625
Packaging 1.7%
Ball Corp.
12/15/20	4.375%	1,228,000	1,277,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Berry Plastics Corp.
07/15/23	5.125%	$3,160,000	$3,183,700
Berry Plastics Corp. (a)
10/15/22	6.000%	812,000	850,570
Owens-Brockway Glass Container, Inc. (a)
08/15/23	5.875%	442,000	460,509
08/15/25	6.375%	732,000	769,515
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	1,909,000	1,861,275
Reynolds Group Issuer, Inc./LLC
02/15/21	6.875%	1,600,000	1,656,000
Total			10,058,689
Pharmaceuticals 4.1%
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	2,187,000	2,050,312
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	2,843,000	2,675,974
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,429,000	1,468,297
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	2,707,000	2,779,548
Mallinckrodt International Finance SA/CB LLC (a)
04/15/20	4.875%	900,000	843,300
10/15/23	5.625%	2,084,000	1,891,230
04/15/25	5.500%	965,000	851,613
Quintiles Transnational Corp. (a)
05/15/23	4.875%	1,104,000	1,132,594
Valeant Pharmaceuticals International, Inc. (a)
07/15/21	7.500%	1,146,000	954,756
12/01/21	5.625%	2,075,000	1,634,062
03/01/23	5.500%	1,300,000	1,022,125
05/15/23	5.875%	5,115,000	4,008,881
04/15/25	6.125%	4,110,000	3,164,700
Total			24,477,392
Property & Casualty 0.2%
HUB International Ltd. (a)
02/15/21	9.250%	1,120,000	1,162,000
Lumbermens Mutual Casualty Co. (a)(c)(f)
12/01/97	0.000%	30,000	—
Lumbermens Mutual Casualty Co. (f)
Subordinated
07/01/26	0.000%	645,000	7
Total			1,162,007
Restaurants 0.4%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	2,202,000	2,240,535

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 1.7%
Asbury Automotive Group, Inc.
12/15/24	6.000%	$1,607,000	$1,623,070
Asbury Automotive Group, Inc. (a)
12/15/24	6.000%	587,000	592,870
Group 1 Automotive, Inc.
06/01/22	5.000%	1,268,000	1,255,320
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	375,000	370,312
Penske Automotive Group, Inc.
12/01/24	5.375%	1,698,000	1,685,265
Rite Aid Corp. (a)
04/01/23	6.125%	3,799,000	4,026,940
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	456,000	485,640
Total			10,039,417
Technology 6.9%
Alliance Data Systems Corp. (a)
08/01/22	5.375%	5,326,000	4,993,125
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	3,096,000	3,328,200
Equinix, Inc.
04/01/23	5.375%	4,145,000	4,290,075
01/15/26	5.875%	913,000	962,758
First Data Corp. (a)
08/15/23	5.375%	1,892,000	1,939,300
01/15/24	5.750%	9,764,000	9,763,024
IMS Health, Inc. (a)
11/01/20	6.000%	819,000	841,523
Infor US, Inc. (a)
08/15/20	5.750%	367,000	378,010
MSCI, Inc. (a)
11/15/24	5.250%	2,957,000	3,053,102
08/15/25	5.750%	233,000	245,233
Microsemi Corp. (a)
04/15/23	9.125%	1,285,000	1,410,287
NCR Corp.
12/15/21	5.875%	897,000	917,183
12/15/23	6.375%	305,000	314,150
Qualitytech LP/Finance Corp.
08/01/22	5.875%	2,881,000	2,938,620
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	1,043,000	1,110,795
VeriSign, Inc.
05/01/23	4.625%	1,281,000	1,293,810
04/01/25	5.250%	1,562,000	1,573,715
Zebra Technologies Corp.
10/15/22	7.250%	1,868,000	2,026,780
Total			41,379,690

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 0.1%
Hertz Corp. (The)
01/15/21	7.375%	$164,000	$167,280
10/15/22	6.250%	328,000	328,000
Total			495,280
Wireless 7.4%
Crown Castle International Corp.
01/15/23	5.250%	4,284,000	4,621,365
Numericable-SFR SA (a)
05/15/22	6.000%	4,922,000	4,798,950
05/15/24	6.250%	414,000	401,373
SBA Communications Corp
07/15/22	4.875%	2,002,000	2,027,025
SBA Telecommunications, Inc.
07/15/20	5.750%	1,154,000	1,191,505
Sprint Communications, Inc. (a)
11/15/18	9.000%	4,986,000	5,235,300
03/01/20	7.000%	6,194,000	6,194,000
Sprint Corp.
09/15/23	7.875%	713,000	545,295
T-Mobile USA, Inc.
04/28/22	6.731%	1,652,000	1,726,010
03/01/23	6.000%	2,033,000	2,076,201
04/01/23	6.625%	3,346,000	3,521,665
01/15/24	6.500%	592,000	615,680
03/01/25	6.375%	456,000	466,830
01/15/26	6.500%	3,159,000	3,281,411
Wind Acquisition Finance SA (a)
07/15/20	4.750%	4,307,000	4,070,115
04/23/21	7.375%	3,828,000	3,464,340
Total			44,237,065
Wirelines 5.6%
CenturyLink, Inc.
06/15/21	6.450%	5,326,000	5,395,877
CenturyLink, Inc. (e)
04/01/24	7.500%	2,529,000	2,535,322
Frontier Communications Corp.
07/01/21	9.250%	4,414,000	4,502,280
Frontier Communications Corp. (a)
09/15/20	8.875%	1,013,000	1,052,254
09/15/22	10.500%	1,515,000	1,552,875
09/15/25	11.000%	2,972,000	2,986,860
Level 3 Communications, Inc.
12/01/22	5.750%	1,817,000	1,876,053
Level 3 Financing, Inc.
08/15/22	5.375%	3,747,000	3,805,116
Level 3 Financing, Inc. (a)
01/15/24	5.375%	689,000	697,613
Telecom Italia SpA (a)
05/30/24	5.303%	4,077,000	4,199,310
Zayo Group LLC/Capital, Inc.
05/15/25	6.375%	3,723,000	3,639,232

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Zayo Group LLC/Capital, Inc. (a)(e)
05/15/25	6.375%	$1,372,000	$1,341,267
Total			33,584,059
Total Corporate Bonds & Notes (Cost: $558,161,616)			$552,541,718

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated (b)(c)(d)(f)
06/12/15	0.000%	296,350	—
Total Convertible Bonds (Cost: $—)			$—

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.8%
Diversified Manufacturing 0.2%
Manitowoc Foodservice, Inc. Tranche B Term Loan (g)(h)
03/03/23	5.750%	$834,000	$836,777
Pharmaceuticals 0.5%
Concordia Healthcare Corp. Term Loan (g)(h)
10/21/21	5.250%	3,051,353	2,965,152
Retailers 0.4%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (g)(h)
08/21/20	5.750%	2,276,000	2,280,734
Technology 0.7%
Microsemi Corp. Tranche B Term Loan (g)(h)
01/15/23	5.250%	1,883,515	1,890,879
Riverbed Technology, Inc. Term Loan (g)(h)
04/25/22	6.000%	2,503,296	2,508,203
Total			4,399,082
Total Senior Loans (Cost: $10,393,930)			$10,481,745

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Media —%
Haights Cross Communications, Inc. (b)(c)(d)(i)	27,056	$—
Loral Space & Communications, Inc. (i)	6	211
Ziff Davis Holdings, Inc. (b)(d)(i)	553	5
Total		216
TOTAL CONSUMER DISCRETIONARY		216
INDUSTRIALS —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	993	12,850
TOTAL INDUSTRIALS		12,850
UTILITIES —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow (b)(c)(d)(i)	6,049,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $308,127)		$13,066

Issuer	Shares	Value

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc. (b)(c)(d)(i)	62	$—
ION Media Networks, Inc. (b)(c)(d)(i)	61	—
Total		—
TOTAL CONSUMER DISCRETIONARY		—
Total Warrants (Cost: $316,604)		$—

	Shares	Value

Money Market Funds 4.8%
Columbia Short-Term Cash Fund, 0.420% (j)(k)	28,946,960	$28,946,960
Total Money Market Funds (Cost: $28,946,960)		$28,946,960
Total Investments
(Cost: $598,127,237) (l)		$591,983,489(m)
Other Assets & Liabilities, Net		5,577,287
Net Assets		$597,560,776

At March 31, 2016, cash totaling $560,122 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(190)	USD	(24,774,219)	06/2016	3,410	—

Credit Default Swap Contracts Outstanding at March 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	4.380	5,000,000	59,774	7,639	67,413	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $268,392,391 or 44.91% of net assets.

(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at March 31, 2016 was $41,186, which represents 0.01% of net assets. Information concerning such security holdings at March 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp.
Subordinated
06/12/15 0.000%	07-26-2005	—
Calpine Corp. Escrow	09-29-2011	—
Haights Cross Communications, Inc.	01-15-2004 - 02-03-2006	307,972
ION Media Networks, Inc.	12-19-2005 - 04-14-2009	316,604
Lear Corp. Escrow Bond
12/01/16 8.750%	11-20-2006 - 07-24-2008	—
Quebecor Media, Inc.
01/15/49 9.750%	01-17-2007 - 07-24-2008	25,099
Ziff Davis Holdings, Inc.	07-1-2008	6
Ziff Davis Media, Inc.
12/15/11 0.000%	07-01-2008 - 04-15-2011	53,372

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $41,186, which represents 0.01% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2016, the value of these securities amounted to $2,163,427, which represents 0.36% of net assets.

(g)	Variable rate security.
(h)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Non-income producing investment.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,664,081	33,193,930	(27,911,051)	28,946,960	26,329	28,946,960

(l)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $598,127,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,765,000
Unrealized Depreciation	(17,909,000)
Net Unrealized Depreciation	$(6,144,000)

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	552,500,537	41,181	552,541,718
Convertible Bonds	—	—	—	—
Senior Loans	—	10,481,745	—	10,481,745
Common Stocks
Consumer Discretionary	211	—	5	216
Industrials	12,850	—	—	12,850
Utilities	—	—	—(a)	—(a)
Total Common Stocks	13,061	—	5	13,066
Warrants
Consumer Discretionary	—	—	—	—
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	28,946,960
Total Investments	13,061	562,982,282	41,186	591,983,489
Derivatives
Assets
Futures Contracts	3,410	—	—	3,410
Swap Contracts	—	67,413	—	67,413
Total	16,471	563,049,695	41,186	592,054,312

(a) Rounds to zero

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions

Certain corporate bonds, common stocks and convertible bonds classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Portfolio of Investments

Columbia Variable Portfolio – Intermediate Bond Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 47.9%
Aerospace & Defense 0.4%
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	$1,333,000	$1,399,650
11/15/25	5.000%	1,291,000	1,350,709
Lockheed Martin Corp.
01/15/23	3.100%	4,410,000	4,573,986
05/15/36	4.500%	6,572,000	7,069,323
05/15/46	4.700%	5,891,000	6,586,910
TransDigm, Inc.
07/15/22	6.000%	665,000	662,506
07/15/24	6.500%	1,707,000	1,693,685
05/15/25	6.500%	643,000	628,532
Total			23,965,301
Automotive 0.9%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	158,000	159,975
03/15/21	6.250%	899,000	928,217
Ford Motor Co.
02/01/29	6.375%	4,200,000	4,921,539
01/15/43	4.750%	5,050,000	5,066,534
General Motors Co.
04/01/35	5.000%	6,570,000	6,142,037
04/01/36	6.600%	7,110,000	7,823,766
04/01/45	5.200%	9,266,000	8,710,707
04/01/46	6.750%	9,125,000	10,373,008
Schaeffler Finance BV (a)
05/15/21	4.250%	1,137,000	1,156,897
05/15/21	4.750%	2,560,000	2,624,000
Schaeffler Holding Finance BV PIK (a)
11/15/19	6.250%	296,000	309,690
ZF North America Capital, Inc. (a)
04/29/25	4.750%	1,526,000	1,518,370
Total			49,734,740
Banking 12.1%
Ally Financial, Inc.
09/30/24	5.125%	7,821,000	7,996,973
Subordinated
11/20/25	5.750%	614,000	600,185
BNP Paribas SA Junior Subordinated (a)(b)
12/31/49	7.375%	18,728,000	18,119,340
Bank of America Corp.
01/11/23	3.300%	6,662,000	6,717,974
Subordinated
05/02/17	5.700%	8,035,000	8,355,958
01/22/25	4.000%	2,685,000	2,689,073
Bank of America Corp. (b)
Junior Subordinated
12/31/49	6.100%	10,105,000	9,953,425
12/31/49	6.250%	2,525,000	2,474,500
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	5,275,000	5,865,974

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Bank of New York Mellon Corp. (The) (b)
Junior Subordinated
12/29/49	4.500%	$17,565,000	$15,852,412
Barclays Bank PLC
01/12/26	4.375%	5,315,000	5,252,549
Subordinated
09/11/24	4.375%	3,515,000	3,308,757
Barclays Bank PLC (b)
Junior Subordinated
12/31/49	6.625%	24,450,000	21,882,750
Citigroup, Inc.
Subordinated
08/25/36	6.125%	2,950,000	3,308,101
Citigroup, Inc. (b)
08/14/17	1.108%	16,060,000	15,994,764
Cooperatieve Rabobank UA Junior Subordinated (a)(b)
12/31/49	11.000%	7,270,000	8,723,273
Discover Financial Services
04/27/22	5.200%	5,900,000	6,308,905
11/21/22	3.850%	13,604,000	13,472,844
Fifth Third Bancorp Junior Subordinated (b)
12/31/49	5.100%	23,636,000	21,272,400
First Horizon National Corp.
12/15/20	3.500%	5,602,000	5,598,028
HBOS PLC Subordinated (a)
05/21/18	6.750%	15,545,000	16,809,306
HSBC Holdings PLC Junior Subordinated (b)
12/31/49	6.375%	32,715,000	30,997,462
JPMorgan Chase & Co. (b)
Junior Subordinated
12/29/49	6.000%	10,119,000	10,184,774
12/31/49	6.100%	36,559,000	37,107,385
JPMorgan Chase Bank NA Subordinated (b)
06/13/16	0.962%	20,035,000	20,036,663
JPMorgan Chase Capital XXI Junior Subordinated (b)
02/02/37	1.563%	36,783,000	25,794,079
KeyCorp Capital I Junior Subordinated (b)
07/01/28	1.365%	14,568,000	11,689,363
Lloyds Bank PLC
05/14/18	1.750%	20,010,000	19,963,897
Lloyds Banking Group PLC (a)
Subordinated
12/10/25	4.582%	42,850,000	42,007,458
Lloyds Banking Group PLC (b)
Junior Subordinated
12/31/49	7.500%	41,175,000	40,759,132

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
M&T Bank Corp. Junior Subordinated
12/31/49	6.875%	$14,200,000	$14,253,250
Mellon Capital IV Junior Subordinated (b)
06/29/49	4.000%	1,625,000	1,206,563
PNC Bank NA
06/01/25	3.250%	4,870,000	4,957,178
Rabobank Capital Funding Trust III Junior Subordinated (a)(b)
12/31/49	5.254%	18,525,000	18,409,219
Royal Bank of Scotland Group PLC
Subordinated
05/28/24	5.125%	999,000	960,429
Royal Bank of Scotland Group PLC (b)
Junior Subordinated
12/31/49	8.000%	24,088,000	22,967,908
Santander Issuances SAU Subordinated
11/19/25	5.179%	17,850,000	17,249,365
Santander UK Group Holdings PLC (a)
Subordinated
09/15/25	4.750%	23,404,000	22,136,556
09/15/45	5.625%	10,691,000	10,037,245
State Street Capital Trust IV Junior Subordinated (b)
06/15/37	1.634%	4,179,000	3,054,222
State Street Corp. Junior Subordinated
03/15/18	4.956%	15,100,000	15,870,795
Synchrony Financial
01/15/19	2.600%	7,747,000	7,763,548
Synovus Financial Corp.
02/15/19	7.875%	342,000	376,200
Synovus Financial Corp. (b)
Subordinated
12/15/25	5.750%	17,815,000	18,171,300
U.S. Bancorp Subordinated
07/15/22	2.950%	7,750,000	7,955,081
Wells Fargo & Co. Junior Subordinated (b)
12/31/49	5.900%	44,946,000	45,549,984
Total			650,016,547
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
09/15/23	4.625%	4,929,000	4,916,678
National Financial Partners Corp. (a)
07/15/21	9.000%	148,000	142,080
Total			5,058,758

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials 0.3%
Allegion PLC
09/15/23	5.875%	$1,090,000	$1,147,225
Allegion US Holding Co., Inc.
10/01/21	5.750%	149,000	156,078
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	2,469,000	2,530,725
12/15/23	5.750%	304,000	315,780
Beacon Roofing Supply, Inc. (a)
10/01/23	6.375%	1,454,000	1,541,240
Gibraltar Industries, Inc.
02/01/21	6.250%	303,000	307,545
HD Supply, Inc.
07/15/20	7.500%	1,278,000	1,356,277
07/15/20	11.500%	2,250,000	2,496,094
HD Supply, Inc. (a)
12/15/21	5.250%	3,240,000	3,402,000
HD Supply, Inc. (a)(c)
04/15/24	5.750%	985,000	1,012,087
Masco Corp.
04/01/21	3.500%	269,000	271,018
04/01/25	4.450%	804,000	833,989
Nortek, Inc.
04/15/21	8.500%	783,000	812,362
Ply Gem Industries, Inc.
02/01/22	6.500%	21,000	20,895
RSI Home Products, Inc. (a)
03/15/23	6.500%	399,000	414,960
Total			16,618,275
Cable and Satellite 0.7%
Altice US Finance I Corp. (a)
07/15/23	5.375%	1,226,000	1,258,949
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	443,000	466,258
09/30/22	5.250%	1,052,000	1,083,560
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	661,000	672,568
04/01/24	5.875%	90,000	94,275
05/01/25	5.375%	2,234,000	2,273,095
05/01/27	5.875%	1,878,000	1,915,560
CCOH Safari LLC (a)
02/15/26	5.750%	341,000	352,935
CSC Holdings LLC
06/01/24	5.250%	992,000	884,120
Cequel Communications Holdings I LLC/Capital Corp. (a)
12/15/21	5.125%	2,592,000	2,417,040
DISH DBS Corp.
06/01/21	6.750%	3,405,000	3,515,662
11/15/24	5.875%	210,000	192,675
DigitalGlobe, Inc. (a)
02/01/21	5.250%	1,403,000	1,276,730

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Hughes Satellite Systems Corp.
06/15/19	6.500%	$183,000	$201,529
Intelsat Jackson Holdings SA
08/01/23	5.500%	1,398,000	842,295
Intelsat Jackson Holdings SA (a)
02/15/24	8.000%	458,000	471,740
Neptune Finco Corp. (a)
10/15/25	6.625%	2,521,000	2,722,680
10/15/25	10.875%	3,249,000	3,512,981
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	1,264,000	1,282,960
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	1,983,000	2,007,787
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	3,395,000	3,496,850
Videotron Ltd.
07/15/22	5.000%	2,663,000	2,756,205
Virgin Media Finance PLC (a)
01/15/25	5.750%	3,839,000	3,886,987
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	1,164,000	1,164,000
Total			38,749,441
Chemicals 0.3%
Angus Chemical Co. (a)
02/15/23	8.750%	1,265,000	1,201,750
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	583,000	617,980
Celanese U.S. Holdings LLC
06/15/21	5.875%	2,808,000	2,990,520
Chemours Co. LLC (The) (a)
05/15/23	6.625%	1,961,000	1,598,215
05/15/25	7.000%	1,549,000	1,239,200
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	604,000	555,680
Huntsman International LLC (a)
11/15/22	5.125%	478,000	463,660
INEOS Group Holdings SA (a)
02/15/19	5.875%	1,279,000	1,288,593
NOVA Chemicals Corp. (a)
05/01/25	5.000%	1,150,000	1,118,375
PQ Corp. (a)
11/01/18	8.750%	3,646,000	3,390,780
Platform Specialty Products Corp. (a)
05/01/21	10.375%	380,000	367,650
02/01/22	6.500%	965,000	812,409
WR Grace & Co. (a)
10/01/21	5.125%	603,000	627,120

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
10/01/24	5.625%	$1,243,000	$1,295,827
Total			17,567,759
Construction Machinery 0.2%
John Deere Capital Corp. (b)
01/16/18	0.910%	10,355,000	10,343,278
United Rentals North America, Inc.
04/15/22	7.625%	288,000	306,720
06/15/23	6.125%	295,000	304,588
Total			10,954,586
Consumer Cyclical Services 0.3%
APX Group, Inc.
12/01/19	6.375%	2,009,000	2,015,027
12/01/20	8.750%	559,000	482,138
IHS, Inc.
11/01/22	5.000%	1,922,000	1,991,673
Interval Acquisition Corp. (a)
04/15/23	5.625%	2,227,000	2,232,567
Service Corp. International
10/01/18	7.625%	960,000	1,086,000
Visa, Inc.
12/14/45	4.300%	7,385,000	8,079,249
Total			15,886,654
Consumer Products 0.4%
Jarden Corp. (a)
11/15/23	5.000%	1,243,000	1,302,043
Newell Rubbermaid, Inc.
04/01/21	3.150%	3,875,000	3,980,470
Prestige Brands, Inc. (a)
03/01/24	6.375%	1,304,000	1,359,420
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	2,357,000	2,486,635
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	2,369,000	2,457,837
Spectrum Brands, Inc.
11/15/22	6.625%	2,354,000	2,545,239
07/15/25	5.750%	1,883,000	2,000,687
Springs Industries, Inc.
06/01/21	6.250%	1,092,000	1,101,555
Tempur Sealy International, Inc.
12/15/20	6.875%	359,000	378,745
Tempur Sealy International, Inc. (a)
10/15/23	5.625%	1,742,000	1,792,083
Total			19,404,714
Diversified Manufacturing 2.7%
Entegris, Inc. (a)
04/01/22	6.000%	1,506,000	1,528,590

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
General Electric Co. (b)
Junior Subordinated
12/31/49	4.100%	$50	$47
12/31/49	4.200%	643	620
12/31/49	5.000%	128,333,000	132,182,990
Manitowoc Foodservice, Inc. (a)
02/15/24	9.500%	306,000	333,540
United Technologies Corp.
06/01/42	4.500%	8,043,000	8,714,534
Total			142,760,321
Electric 3.2%
AES Corp. (The)
07/01/21	7.375%	757,000	847,840
Alabama Power Co.
01/02/46	4.300%	3,110,000	3,312,812
Arizona Public Service Co.
11/15/45	4.350%	6,460,000	6,948,383
CMS Energy Corp.
02/15/18	5.050%	9,879,000	10,459,559
Calpine Corp.
01/15/23	5.375%	2,625,000	2,544,623
Commonwealth Edison Co.
11/15/45	4.350%	7,275,000	7,957,642
Dominion Resources, Inc.
10/01/25	3.900%	4,792,000	4,928,524
Duke Energy Progress LLC
03/30/44	4.375%	3,020,000	3,283,981
Duke Energy Progress, Inc.
08/15/45	4.200%	11,690,000	12,400,413
Exelon Corp. (a)
06/15/25	3.950%	6,633,000	6,874,474
Florida Power & Light Co.
12/01/25	3.125%	8,785,000	9,232,640
Georgia Power Co.
09/01/40	4.750%	2,945,000	3,138,233
MidAmerican Energy Co.
10/15/24	3.500%	4,955,000	5,299,060
NRG Energy, Inc.
07/15/22	6.250%	2,692,000	2,503,560
NRG Yield Operating LLC
08/15/24	5.375%	3,282,000	3,052,260
Niagara Mohawk Power Corp. (a)
10/01/24	3.508%	5,700,000	5,894,022
Oncor Electric Delivery Co. LLC
04/01/25	2.950%	10,035,000	9,915,865
PPL Capital Funding, Inc.
06/15/22	4.200%	4,185,000	4,510,945
12/01/22	3.500%	4,825,000	5,007,081
06/01/23	3.400%	14,016,000	14,298,493

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Pacific Gas & Electric Co.
06/15/23	3.250%	$6,396,000	$6,625,437
03/01/26	2.950%	8,785,000	8,874,317
03/01/34	6.050%	3,380,000	4,309,963
Public Service Electric & Gas Co.
11/01/45	4.150%	7,200,000	7,594,783
Southern California Edison Co.
09/01/40	4.500%	3,262,000	3,557,779
Toledo Edison Co. (The)
05/15/37	6.150%	7,670,000	8,881,760
TransAlta Corp.
06/03/17	1.900%	10,780,000	10,411,475
Total			172,665,924
Finance Companies 0.8%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	2,131,000	2,177,605
10/01/21	5.000%	8,910,000	9,221,850
Aircastle Ltd.
03/15/21	5.125%	605,000	629,956
02/15/22	5.500%	1,174,000	1,224,623
04/01/23	5.000%	103,000	103,515
CIT Group, Inc.
05/15/20	5.375%	3,780,000	3,921,750
CIT Group, Inc. (a)
02/15/19	5.500%	866,000	896,310
HSBC Finance Corp. Subordinated
01/15/21	6.676%	13,276,000	15,227,758
Navient Corp.
06/15/18	8.450%	2,465,000	2,640,631
OneMain Financial Holdings LLC (a)
12/15/21	7.250%	2,241,000	2,229,795
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	1,200,000	1,137,000
Quicken Loans, Inc. (a)
05/01/25	5.750%	513,000	497,610
Springleaf Finance Corp.
06/01/20	6.000%	360,000	345,600
10/01/21	7.750%	1,008,000	988,949
10/01/23	8.250%	890,000	863,300
iStar, Inc.
07/01/19	5.000%	838,000	804,480
Total			42,910,732
Food and Beverage 2.0%
Anheuser-Busch InBev Finance, Inc.
02/01/19	1.900%	3,336,000	3,383,638
02/01/23	3.300%	28,695,000	29,831,982
02/01/26	3.650%	18,765,000	19,733,518
02/01/36	4.700%	9,620,000	10,396,372
02/01/46	4.900%	3,633,000	4,060,103
Aramark Services, Inc.
03/15/20	5.750%	1,050,000	1,082,812

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Aramark Services, Inc. (a)
01/15/24	5.125%	$557,000	$586,939
B&G Foods, Inc.
06/01/21	4.625%	305,000	308,813
Constellation Brands, Inc.
11/15/24	4.750%	4,759,000	4,961,257
12/01/25	4.750%	86,000	89,010
Molson Coors Brewing Co.
05/01/42	5.000%	9,260,000	9,633,715
PepsiCo, Inc.
07/17/45	4.600%	692,000	780,173
04/14/46	4.450%	4,866,000	5,411,094
Pinnacle Foods Finance LLC/Corp. (a)
01/15/24	5.875%	178,000	186,313
Post Holdings, Inc.
02/15/22	7.375%	79,000	83,543
Post Holdings, Inc. (a)
03/15/24	7.750%	2,350,000	2,579,125
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	11,010,000	11,680,564
Treehouse Foods, Inc. (a)
02/15/24	6.000%	253,000	268,180
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,274,000	1,371,142
Total			106,428,293
Gaming 0.3%
Boyd Gaming Corp.
05/15/23	6.875%	292,000	310,980
Boyd Gaming Corp. (a)
04/01/26	6.375%	482,000	500,075
GLP Capital LP/Financing II, Inc.
11/01/18	4.375%	1,440,000	1,479,600
11/01/23	5.375%	1,219,000	1,219,000
International Game Technology PLC (a)
02/15/22	6.250%	1,798,000	1,829,105
02/15/25	6.500%	269,000	266,310
MGM Resorts International
03/01/18	11.375%	1,732,000	2,001,153
10/01/20	6.750%	234,000	253,188
12/15/21	6.625%	394,000	422,565
03/15/23	6.000%	1,495,000	1,547,325
Pinnacle Entertainment, Inc.
08/01/21	6.375%	278,000	294,680
Scientific Games International, Inc. (a)
01/01/22	7.000%	3,975,000	4,054,500
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	416,000	432,640
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	340,000	327,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Tunica-Biloxi Gaming Authority (a)(b)(d)
08/15/16	9.000%	$177,000	$89,385
Total			15,027,756
Health Care 1.4%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	220,000	222,200
02/15/23	5.625%	107,000	108,605
Acadia Healthcare Co., Inc. (a)
03/01/24	6.500%	1,202,000	1,250,080
Alere, Inc. (a)
07/01/23	6.375%	1,220,000	1,281,000
Amsurg Corp.
07/15/22	5.625%	1,510,000	1,555,300
CHS/Community Health Systems, Inc.
08/01/21	5.125%	1,503,000	1,521,787
02/01/22	6.875%	1,477,000	1,332,992
ConvaTec Finance International SA Junior Subordinated PIK (a)
01/15/19	8.250%	1,020,000	1,010,438
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	510,000	532,313
07/15/24	5.125%	3,484,000	3,518,840
Emdeon, Inc.
12/31/19	11.000%	577,000	610,178
Emdeon, Inc. (a)
02/15/21	6.000%	1,303,000	1,270,425
ExamWorks Group, Inc.
04/15/23	5.625%	1,235,000	1,259,700
Express Scripts Holding Co.
02/25/26	4.500%	9,808,000	10,154,880
Fresenius Medical Care U.S. Finance II, Inc. (a)
09/15/18	6.500%	223,000	243,349
07/31/19	5.625%	479,000	522,559
01/31/22	5.875%	1,713,000	1,881,730
10/15/24	4.750%	1,021,000	1,037,591
HCA, Inc.
02/01/25	5.375%	5,359,000	5,417,627
04/15/25	5.250%	5,835,000	6,010,050
HealthSouth Corp.
11/01/24	5.750%	687,000	695,931
Hologic, Inc. (a)
07/15/22	5.250%	1,931,000	2,013,067
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	385,000	385,963
Kinetic Concepts, Inc./KCI U.S.A., Inc. (a)
02/15/21	7.875%	230,000	243,225
LifePoint Health, Inc.
12/01/21	5.500%	1,448,000	1,513,160
MEDNAX, Inc. (a)
12/01/23	5.250%	751,000	781,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	$2,479,000	$2,578,160
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	15,770,000	15,742,245
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	2,472,000	2,465,820
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	768,000	773,760
Tenet Healthcare Corp.
06/01/20	4.750%	1,338,000	1,361,415
10/01/20	6.000%	157,000	167,205
04/01/21	4.500%	2,274,000	2,285,370
04/01/22	8.125%	2,633,000	2,708,699
Total			74,456,704
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	2,526,000	2,551,260
Centene Escrow Corp. (a)
02/15/21	5.625%	164,000	170,970
02/15/24	6.125%	845,000	889,363
Molina Healthcare, Inc. (a)
11/15/22	5.375%	2,473,000	2,541,007
Total			6,152,600
Home Construction 0.2%
CalAtlantic Group, Inc.
12/15/21	6.250%	386,000	413,985
11/15/24	5.875%	1,221,000	1,285,102
D.R. Horton, Inc.
08/15/23	5.750%	1,960,000	2,116,800
Meritage Homes Corp.
03/01/18	4.500%	198,000	199,980
04/01/22	7.000%	1,214,000	1,292,910
06/01/25	6.000%	1,500,000	1,500,000
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	621,000	608,580
03/01/24	5.625%	154,000	147,455
Toll Brothers Finance Corp.
11/15/25	4.875%	482,000	477,180
Total			8,041,992
Independent Energy 2.6%
Anadarko Petroleum Corp.
09/15/17	6.375%	16,155,000	16,910,004
03/15/26	5.550%	6,205,000	6,259,629
03/15/46	6.600%	7,718,000	7,879,430
Antero Resources Corp.
12/01/22	5.125%	1,625,000	1,474,688
06/01/23	5.625%	431,000	396,520
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	3,295,000	2,903,719

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Cimarex Energy Co.
06/01/24	4.375%	$11,910,000	$11,726,991
Concho Resources, Inc.
04/01/23	5.500%	5,039,000	4,938,220
Continental Resources, Inc.
04/15/23	4.500%	1,281,000	1,071,236
06/01/24	3.800%	5,785,000	4,570,150
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	450,000	430,875
02/15/23	7.750%	1,741,000	1,684,417
Diamondback Energy, Inc.
10/01/21	7.625%	583,000	600,490
Kerr-McGee Corp.
07/01/24	6.950%	8,549,000	9,048,783
Laredo Petroleum, Inc.
01/15/22	5.625%	389,000	324,815
05/01/22	7.375%	422,000	358,700
03/15/23	6.250%	4,480,000	3,752,000
Marathon Oil Corp.
03/15/18	5.900%	3,538,000	3,560,112
Newfield Exploration Co.
07/01/24	5.625%	980,000	918,750
Noble Energy, Inc.
05/01/21	5.625%	2,961,000	2,975,805
11/15/24	3.900%	5,370,000	5,054,679
11/15/43	5.250%	11,278,000	9,712,433
11/15/44	5.050%	11,301,000	9,625,118
Occidental Petroleum Corp. (c)
04/15/26	3.400%	10,405,000	10,504,368
04/15/46	4.400%	8,150,000	8,202,836
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	1,769,000	1,760,155
RSP Permian, Inc.
10/01/22	6.625%	2,552,000	2,513,720
Ras Laffan Liquefied Natural Gas Co., Ltd. II (a)
09/30/20	5.298%	1,548,950	1,649,632
Woodside Finance Ltd. (a)
03/05/25	3.650%	11,393,000	10,557,460
Total			141,365,735
Integrated Energy 0.7%
BG Energy Capital PLC Subordinated (a)(b)
11/30/72	6.500%	1,638,000	1,719,181
BP Capital Markets PLC
03/17/22	3.062%	10,245,000	10,441,171
Cenovus Energy, Inc.
10/15/19	5.700%	7,570,000	7,596,631
11/15/39	6.750%	8,904,000	8,525,082
09/15/42	4.450%	4,150,000	3,211,266

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
Chevron Corp.
12/05/22	2.355%	$6,740,000	$6,735,383
Total			38,228,714
Leisure —%
AMC Entertainment, Inc.
06/15/25	5.750%	425,000	434,562
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	675,000	699,469
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	774,000	750,780
Total			1,884,811
Life Insurance 2.0%
American International Group, Inc.
02/15/24	4.125%	8,845,000	9,216,561
07/10/25	3.750%	6,710,000	6,702,002
04/01/26	3.900%	9,815,000	9,845,603
Five Corners Funding Trust (a)
11/15/23	4.419%	5,345,000	5,621,497
Massachusetts Mutual Life Insurance Co. Subordinated (a)
04/15/65	4.500%	2,355,000	2,197,215
MetLife Capital Trust X Junior Subordinated (a)(b)
04/08/38	9.250%	25,160,000	34,123,250
MetLife, Inc. Junior Subordinated
08/01/39	10.750%	16,989,000	25,823,280
Peachtree Corners Funding Trust (a)
02/15/25	3.976%	11,055,000	11,067,227
Prudential Financial, Inc.
12/01/17	6.000%	755,000	808,655
Teachers Insurance & Annuity Association of America Subordinated (a)
09/15/44	4.900%	3,375,000	3,607,423
Total			109,012,713
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	2,308,000	2,458,020
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	2,647,000	2,742,821
Playa Resorts Holding BV (a)
08/15/20	8.000%	1,519,000	1,492,417
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	677,000	692,233
Total			7,385,491

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment 0.8%
AMC Networks, Inc.
12/15/22	4.750%	$1,647,000	$1,651,118
04/01/24	5.000%	695,000	697,606
Activision Blizzard, Inc. (a)
09/15/21	5.625%	702,000	737,978
09/15/23	6.125%	2,789,000	2,991,203
Lamar Media Corp. (a)
02/01/26	5.750%	359,000	376,950
MDC Partners, Inc. (a)
05/01/24	6.500%	3,306,000	3,376,252
Netflix, Inc.
02/15/22	5.500%	1,301,000	1,362,069
02/15/25	5.875%	2,944,000	3,098,560
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	335,000	343,375
03/15/25	5.875%	1,692,000	1,768,140
Scripps Networks Interactive, Inc.
06/15/22	3.500%	20,291,000	20,316,830
Univision Communications, Inc. (a)
02/15/25	5.125%	4,465,000	4,409,187
Total			41,129,268
Metals 0.6%
ArcelorMittal (b)
08/05/20	6.250%	497,000	485,817
03/01/21	6.500%	1,903,000	1,874,455
02/25/22	7.250%	317,000	313,038
03/01/41	7.750%	2,594,000	2,217,870
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(b)
10/19/75	6.750%	9,595,000	9,595,000
Glencore Finance Canada Ltd. (a)
11/15/16	5.800%	9,715,000	9,835,476
Glencore Funding LLC (a)
05/27/16	1.700%	3,895,000	3,867,703
Vale Overseas Ltd.
01/11/22	4.375%	2,440,000	2,077,050
Total			30,266,409
Midstream 2.3%
Columbia Pipeline Group, Inc. (a)
06/01/25	4.500%	10,037,000	9,966,089
06/01/45	5.800%	19,058,000	19,303,200
Energy Transfer Equity LP
06/01/27	5.500%	3,651,000	2,929,927
Kinder Morgan Energy Partners LP
02/01/19	2.650%	6,870,000	6,785,210
03/01/21	3.500%	8,512,000	8,193,634
09/01/23	3.500%	8,942,000	8,101,327
Kinder Morgan, Inc.
12/01/17	2.000%	9,934,000	9,827,557
MPLX LP (a)
02/15/23	5.500%	449,000	434,654

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
07/15/23	4.500%	$760,000	$700,853
12/01/24	4.875%	3,989,000	3,682,792
Plains All American Pipeline LP/Finance Corp.
11/01/24	3.600%	4,545,000	3,919,426
10/15/25	4.650%	9,239,000	8,541,622
06/01/42	5.150%	6,713,000	5,223,379
02/15/45	4.900%	4,810,000	3,704,104
Sabine Pass Liquefaction LLC
03/01/25	5.625%	3,132,000	2,987,145
Southern Natural Gas Co. LLC
03/01/32	8.000%	3,528,000	3,728,824
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	261,000	260,348
11/15/19	4.125%	113,000	106,715
05/01/23	5.250%	14,000	12,915
11/15/23	4.250%	2,181,000	1,913,828
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	2,602,000	2,556,465
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	60,000	59,700
10/15/22	6.250%	2,227,000	2,204,730
Transcontinental Gas Pipe Line Co. LLC (a)
02/01/26	7.850%	4,975,000	5,691,868
Western Gas Partners LP
07/01/22	4.000%	961,000	860,206
06/01/25	3.950%	874,000	748,822
Williams Companies, Inc. (The)
01/15/23	3.700%	8,398,000	6,277,505
06/24/24	4.550%	3,158,000	2,400,080
Total			121,122,925
Natural Gas 1.1%
NiSource Finance Corp.
02/15/23	3.850%	4,755,000	4,986,426
12/15/40	6.250%	4,820,000	6,075,822
Sempra Energy
03/15/20	2.400%	6,614,000	6,637,619
11/15/20	2.850%	10,845,000	11,026,513
10/01/22	2.875%	20,733,000	20,493,492
11/15/25	3.750%	12,230,000	12,514,213
Total			61,734,085
Oil Field Services 0.9%
Noble Holding International Ltd.
03/15/17	2.500%	24,991,000	23,647,734
Noble Holding International Ltd. (b)
03/16/18	5.000%	25,449,000	23,639,067
Total			47,286,801
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	1,201,000	1,139,749

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry 0.4%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	$655,000	$675,340
Massachusetts Institute of Technology
07/01/14	4.678%	14,404,000	15,722,744
President and Fellows of Harvard College (a)
01/15/39	6.500%	4,165,000	6,063,511
Total			22,461,595
Other REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	581,000	602,788
Duke Realty LP
06/15/22	4.375%	8,825,000	9,293,934
Total			9,896,722
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	311,000	300,893
Ball Corp.
12/15/20	4.375%	998,000	1,037,920
Berry Plastics Corp.
07/15/23	5.125%	1,200,000	1,209,000
Berry Plastics Corp. (a)
10/15/22	6.000%	1,923,000	2,014,342
Beverage Packaging Holdings (Luxembourg) II SA (a)
06/15/17	6.000%	14,000	13,886
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	1,886,000	1,838,850
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	4,868,000	4,995,785
Reynolds Group Issuer, Inc./LLC (b)
02/15/21	8.250%	2,426,000	2,486,650
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	249,000	226,279
Total			14,123,605
Pharmaceuticals 1.9%
Actavis Funding SCS
03/12/20	3.000%	27,500,000	28,275,720
03/15/22	3.450%	4,693,000	4,872,071
03/15/35	4.550%	7,386,000	7,609,870
Actavis Funding SCS (b)
09/01/16	1.510%	2,265,000	2,267,202
Actavis Funding
03/15/45	4.750%	4,800,000	5,048,184
Concordia Healthcare Corp. (a)
04/15/23	7.000%	145,000	124,337
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	1,325,000	1,242,187
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	1,382,000	1,300,807

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Forest Laboratories LLC (a)
02/01/19	4.375%	$10,399,000	$11,033,588
Gilead Sciences, Inc.
03/01/46	4.750%	3,295,000	3,606,681
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	2,680,000	2,753,700
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	2,537,000	2,604,992
Johnson & Johnson
12/05/33	4.375%	7,208,000	8,211,166
Mallinckrodt International Finance SA/CB LLC (a)
04/15/25	5.500%	1,460,000	1,288,450
Novartis Capital Corp.
11/20/45	4.000%	15,790,000	16,898,932
Quintiles Transnational Corp. (a)
05/15/23	4.875%	221,000	226,724
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	735,000	610,050
05/15/23	5.875%	704,000	551,760
04/15/25	6.125%	8,226,000	6,334,020
Total			104,860,441
Property & Casualty 2.2%
Alliant Holdings I LP (a)
08/01/23	8.250%	76,000	75,620
Berkshire Hathaway Finance Corp.
05/15/43	4.300%	2,020,000	2,136,481
Berkshire Hathaway, Inc.
03/15/23	2.750%	10,290,000	10,494,215
03/15/26	3.125%	19,771,000	20,272,116
02/11/43	4.500%	2,561,000	2,798,407
CNA Financial Corp.
03/01/26	4.500%	11,830,000	11,992,319
Chubb Corp. (The) Junior Subordinated (b)
04/15/37	6.375%	12,292,000	10,694,040
HUB International Ltd. (a)
02/15/21	9.250%	348,000	361,050
10/01/21	7.875%	4,228,000	4,164,580
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	67,000	61,640
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	6,300,000	6,831,273
05/01/22	4.950%	6,650,000	7,240,394
05/01/42	6.500%	3,882,000	4,530,267
Loews Corp.
04/01/26	3.750%	26,660,000	27,184,509
05/15/43	4.125%	2,099,000	1,999,514

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Transatlantic Holdings, Inc.
11/30/39	8.000%	$5,348,000	$7,140,184
Total			117,976,609
Railroads 0.6%
BNSF Funding Trust I Junior Subordinated (b)
12/15/55	6.613%	8,032,000	8,674,560
Canadian Pacific Railway Co.
09/15/15	6.125%	10,812,000	11,592,724
Union Pacific Corp.
02/01/21	4.000%	2,010,000	2,200,447
03/15/24	3.750%	10,620,000	11,579,666
Total			34,047,397
Restaurants 0.3%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	2,947,000	2,998,573
Yum! Brands, Inc.
11/01/20	3.875%	8,350,000	8,248,088
11/01/43	5.350%	5,700,000	4,367,625
Total			15,614,286
Retail REIT 0.2%
Kimco Realty Corp.
06/01/23	3.125%	12,703,000	12,574,662
Retailers 1.2%
Asbury Automotive Group, Inc.
12/15/24	6.000%	1,497,000	1,511,970
Asbury Automotive Group, Inc. (a)
12/15/24	6.000%	350,000	353,500
CVS Health Corp. (a)
12/01/22	4.750%	16,272,000	18,259,413
CVS Pass-Through Trust (a)
01/10/36	4.704%	3,784,890	3,942,065
08/11/36	4.163%	4,707,619	4,711,286
Dollar Tree, Inc. (a)
03/01/23	5.750%	2,379,000	2,521,740
Group 1 Automotive, Inc.
06/01/22	5.000%	404,000	399,960
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	714,000	705,075
L Brands, Inc.
04/01/21	6.625%	589,000	662,566
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	21,890,000	24,402,096
Penske Automotive Group, Inc.
12/01/24	5.375%	2,425,000	2,406,813
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	124,000	148,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Rite Aid Corp. (a)
04/01/23	6.125%	$1,343,000	$1,423,580
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	365,000	381,881
12/01/25	5.625%	370,000	394,050
Total			62,224,795
Technology 0.9%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	271,000	274,388
04/01/20	6.375%	497,000	506,940
08/01/22	5.375%	1,631,000	1,529,063
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	190,000	204,250
Equinix, Inc.
01/01/22	5.375%	2,566,000	2,671,847
01/15/26	5.875%	1,090,000	1,149,405
First Data Corp. (a)
08/15/23	5.375%	2,663,000	2,729,575
12/01/23	7.000%	3,065,000	3,095,650
01/15/24	5.750%	3,550,000	3,549,645
Hewlett Packard Enterprise Co. (a)
10/15/35	6.200%	6,519,000	6,414,344
10/15/45	6.350%	12,427,000	12,213,019
Infor US, Inc. (a)
08/15/20	5.750%	118,000	121,540
Iron Mountain, Inc. (a)
10/01/20	6.000%	2,400,000	2,529,000
MSCI, Inc. (a)
11/15/24	5.250%	1,094,000	1,129,555
08/15/25	5.750%	802,000	844,105
Microsemi Corp. (a)
04/15/23	9.125%	1,044,000	1,145,790
NCR Corp.
12/15/23	6.375%	321,000	330,630
NXP BV/Funding LLC (a)
06/15/22	4.625%	1,940,000	1,990,925
Qualitytech LP/Finance Corp.
08/01/22	5.875%	945,000	963,900
Riverbed Technology, Inc. (a)
03/01/23	8.875%	659,000	655,705
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	824,000	877,560
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	701,000	704,505
VeriSign, Inc.
05/01/23	4.625%	2,505,000	2,530,050
04/01/25	5.250%	230,000	231,725
Zebra Technologies Corp.
10/15/22	7.250%	2,349,000	2,548,665
Total			50,941,781

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 0.4%
FedEx Corp.
11/15/45	4.750%	$10,813,000	$11,443,711
04/01/46	4.550%	11,195,000	11,505,169
Hertz Corp. (The)
01/15/21	7.375%	127,000	129,540
10/15/22	6.250%	255,000	255,000
Total			23,333,420
Wireless 0.4%
Numericable-SFR SA (a)
05/15/19	4.875%	741,000	737,295
05/15/22	6.000%	1,885,000	1,837,875
SBA Telecommunications, Inc.
07/15/20	5.750%	2,403,000	2,481,098
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,375,000	1,443,750
03/01/20	7.000%	3,583,000	3,583,000
Sprint Corp.
09/15/23	7.875%	519,000	396,926
06/15/24	7.125%	3,413,000	2,534,152
02/15/25	7.625%	96,000	71,280
T-Mobile USA, Inc.
04/28/20	6.542%	4,000	4,130
04/28/21	6.633%	753,000	786,885
04/01/23	6.625%	5,055,000	5,320,387
01/15/26	6.500%	1,782,000	1,851,053
Wind Acquisition Finance SA (a)
07/15/20	4.750%	838,000	791,910
04/23/21	7.375%	937,000	847,985
Total			22,687,726
Wirelines 1.4%
AT&T, Inc.
03/15/22	3.800%	6,196,000	6,529,252
04/01/24	4.450%	3,596,000	3,892,300
02/17/26	4.125%	3,230,000	3,411,109
12/15/42	4.300%	3,575,000	3,272,233
05/15/46	4.750%	9,380,000	9,149,787
CenturyLink, Inc.
12/01/23	6.750%	2,340,000	2,275,650
04/01/25	5.625%	165,000	147,675
CenturyLink, Inc. (c)
04/01/24	7.500%	850,000	852,125
Frontier Communications Corp.
04/15/22	8.750%	1,532,000	1,493,700
Frontier Communications Corp. (a)
09/15/20	8.875%	995,000	1,033,556
09/15/25	11.000%	5,241,000	5,267,205
Level 3 Communications, Inc.
12/01/22	5.750%	627,000	647,377
Level 3 Financing, Inc.
08/15/22	5.375%	620,000	629,616
02/01/23	5.625%	2,060,000	2,116,650
05/01/25	5.375%	880,000	891,000
Level 3 Financing, Inc. (a)
03/15/26	5.250%	84,000	84,630

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telecom Italia SpA (a)
05/30/24	5.303%	$675,000	$695,250
Verizon Communications, Inc.
11/01/21	3.000%	4,361,000	4,531,175
09/15/23	5.150%	9,881,000	11,404,779
03/15/34	5.050%	6,495,000	7,039,690
09/15/43	6.550%	3,705,000	4,880,326
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	3,315,000	3,308,768
Zayo Group LLC/Capital, Inc. (a)(c)
05/15/25	6.375%	796,000	778,170
Total			74,332,023
Total Corporate Bonds & Notes (Cost: $2,563,449,557)			$2,582,032,860

Residential Mortgage-Backed Securities - Agency 21.6%
Federal Home Loan Mortgage Corp.
08/01/24	8.000%	22,903	26,178
01/01/25	9.000%	7,018	7,978
09/01/28-07/01/37	6.000%	7,754,844	8,921,037
04/01/30-04/01/32	7.000%	240,729	287,197
06/01/33	5.500%	250,834	282,871
Federal Home Loan Mortgage Corp. (b)(e)
CMO IO STRIPS Series 309 Class S4
08/15/43	5.534%	4,277,065	964,131
CMO IO STRIPS Series 312 Class S1
09/15/43	5.514%	4,253,861	972,613
CMO IO STRIPS Series 337 Class S1
09/15/44	5.614%	13,877,418	3,423,907
CMO IO Series 311 Class S1
08/15/43	5.514%	10,898,502	2,212,078
CMO IO Series 326 Class S2
03/15/44	5.514%	17,023,691	3,892,388
Federal Home Loan Mortgage Corp. (e)
CMO IO Series 329 Class C5
06/15/43	3.500%	19,111,996	3,239,861
CMO IO Series 4120 Class IA
10/15/42	3.500%	9,773,741	1,694,679
CMO IO Series 4176 Class BI
03/15/43	3.500%	3,325,822	586,085
CMO IO Series 4182 Class DI
05/15/39	3.500%	18,150,686	1,890,040
Federal National Mortgage Association
11/01/21-04/01/22	8.000%	9,684	10,636
04/01/23	8.500%	7,564	7,950
06/01/24	9.000%	15,294	16,683
02/01/27-09/01/31	7.500%	98,504	113,039
09/01/28-05/01/45	3.000%	109,576,547	113,679,078

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/01/28-08/01/35	6.000%	$6,100,117	$7,060,331
02/01/29-09/01/36	5.500%	5,810,586	6,619,926
05/01/29-07/01/38	7.000%	8,384,524	10,068,967
01/01/31	2.500%	16,532,400	17,032,087
08/01/40-08/01/41	4.500%	14,445,500	15,770,472
05/01/41	5.000%	3,113,509	3,453,768
05/01/43-03/01/46	3.500%	201,043,471	211,488,513
06/01/45-09/01/45	4.000%	34,077,613	36,438,010
CMO Series 2013-121 Class KD
08/25/41	3.500%	4,432,455	4,655,887
Federal National Mortgage Association (b)(e)
CMO IO Series 2013-101 Class CS
10/25/43	5.467%	6,375,705	1,564,631
CMO IO Series 416 Class S1
11/25/42	5.667%	6,977,503	1,678,480
Federal National Mortgage Association (c)
04/18/31	2.500%	41,500,000	42,602,344
04/18/31-04/13/46	3.000%	93,000,000	96,447,651
04/18/31-04/13/46	3.500%	92,250,000	96,782,233
04/13/46	4.000%	131,550,000	140,552,953
04/13/46	4.500%	55,400,000	60,282,125
04/13/46	5.000%	28,675,000	31,721,719
Federal National Mortgage Association (e)
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	10,118,455	1,350,975
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	13,633,315	2,482,550
CMO IO Series 2012-413 Class C39
11/25/41	4.500%	13,768,614	2,543,483
Federal National Mortgage Association (f)
02/01/35-01/01/36	5.500%	6,710,773	7,607,133
Government National Mortgage Association
05/15/42	3.000%	7,444,206	7,731,853
Government National Mortgage Association (c)
04/20/46	3.000%	33,085,000	34,272,053
04/20/46	3.500%	144,880,000	153,120,050
04/20/46	4.000%	15,000,000	16,038,282
04/20/46	4.500%	7,000,000	7,609,218
Government National Mortgage Association (e)
CMO IO Series 2012-38 Class MI
03/20/42	4.000%	15,531,230	2,687,869
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	8,110,048	1,168,956
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	2,321,268	478,248
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,152,595,023)			$1,163,539,196

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 4.6%
ASG Resecuritization Trust (a)(b)
CMO Series 2009-2 Class G70
05/24/36	3.392%	$3,628,000	$3,632,587
CMO Series 2009-2 Class G75
05/24/36	3.392%	3,628,000	3,659,877
Angel Oak Mortgage Trust LLC (a)
Series 2015-1
11/25/45	4.500%	2,242,015	2,255,008
11/25/45	5.500%	2,035,000	2,026,359
BCAP LLC Trust (a)
09/26/36	3.500%	2,945,227	2,955,596
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	2,719,865	2,732,260
BCAP LLC Trust (a)(b)
08/26/36	0.556%	1,682,410	1,647,679
CMO Series 2012-RR10 Class 9A1
10/26/35	2.862%	706,111	706,012
CMO Series 2014-RR3 Class 3A1
07/26/36	0.567%	988,826	946,894
Series 2010-RR11 Class 8A1
05/27/37	5.453%	2,835,081	2,858,738
BCAP LLC Series 2013-RR2 Class 7A1 (a)
07/26/36	3.000%	1,795,249	1,780,888
Banc of America Funding Trust CMO Series 2012-R5 Class A (a)(b)
10/03/39	0.701%	1,834,418	1,826,797
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (a)(b)
11/28/29	3.844%	5,298,748	5,291,656
CAM Mortgage Trust Series 2015-1 Class A (a)(b)
07/15/64	3.500%	6,193,138	6,168,792
COLT LLC (a)(b)(g)
CMO Series 15-1 Class A2
12/26/45	4.183%	1,784,187	1,768,129
Series 2015-A Class A2
07/27/20	4.183%	2,711,000	2,656,509
CSMC Trust CMO Series 2015-RPL1 Class A2 (a)(b)
02/25/57	4.512%	1,500,000	1,489,409
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 2015-RP2 Class A
01/25/53	4.250%	16,665,559	17,012,240
CMO Series 2015-RP2 Class B3
01/25/53	4.250%	4,085,688	3,947,040
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2012-7 Class 12A1
03/25/36	2.837%	730,597	723,187
CMO Series 2012-9 Class 1A1
02/20/36	2.722%	2,021,221	1,990,904
CMO Series 2013-2 Class 1A1
11/25/37	2.813%	2,356,326	2,342,414
CMO Series 2014-11 Class 3A3
09/25/36	0.596%	1,800,000	1,641,140

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2014-12 Class 3A1
10/25/35	2.693%	$12,593,995	$12,659,432
CMO Series 2014-2 Class 3A3
08/25/37	0.578%	1,000,000	940,187
CMO Series 2014-C Class A
02/25/54	3.250%	1,259,913	1,190,452
Series 2013-11 Class 3A3
09/25/34	2.623%	868,433	829,238
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2015-A Class A4
06/25/58	4.250%	7,073,671	7,340,091
CMO Series 2015-A Class B3
06/25/58	4.500%	981,990	947,839
Citigroup Mortgage Loan Trust, Inc. (e)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	20,558,215	765,162
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	3,000,000	2,926,471
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2009-14R Class 4A9
10/26/35	2.862%	12,807,000	12,974,997
CMO Series 2011-12R Class 3A1
07/27/36	2.419%	7,391,234	7,261,504
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	426,666	427,010
CMO Series 2011-17R Class 3A1
10/27/35	2.431%	616,107	613,748
CMO Series 2014-CIM1 Class A2
01/25/58	3.936%	3,000,000	2,979,812
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	9,376,621	9,218,126
CMO Series 2014-RPL4 Class A2
08/25/62	4.614%	2,750,000	2,678,816
Series 2012-11 Class 3A2
06/29/47	1.431%	1,999,973	1,780,700
Credit Suisse Securities (USA) LLC (a)
CMO Series 2014-RPL1 Class A3
02/25/54	4.154%	750,000	737,021
Credit Suisse Securities (USA) LLC (a)(b)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	6,033,745	5,906,898
Freddie Mac Structured Agency Credit Risk Debt Notes (b)
05/25/28	5.233%	2,500,000	2,381,239
CMO Series 2015-DNA2 Class M3
12/25/27	4.336%	2,000,000	1,927,744
JPMorgan Resecuritization Trust (a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	2,011,351	2,017,069
JPMorgan Resecuritization Trust (a)(b)
CMO Series 2014-1 Class 1016
03/26/36	2.843%	3,630,000	3,589,928
Morgan Stanley Re-Remic Trust (a)(b)
CMO Series 2010-R1 Class 2B
07/26/35	2.688%	5,000,000	4,938,482
CMO Series 2013-R3 Class 10A
10/26/35	2.862%	1,916,539	1,910,880

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Resecuritization Trust (a)(b)
CMO Series 2013-R9 Class 2A
06/26/46	2.903%	$3,114,876	$3,095,440
CMO Series 2013-R9 Class 4A
06/26/46	2.535%	2,248,121	2,224,399
NRPL Trust Series 2014-1A Class A1 (a)(b)
04/25/54	3.250%	3,440,934	3,442,999
NZES Series 2015-PLS1 Class A (a)(b)(g)
04/25/17	5.250%	2,499,155	2,477,258
New Residential Mortgage Loan Trust CMO Series 2015-1A Class A3 (a)
05/28/52	3.750%	7,199,611	7,364,216
Nomura Asset Acceptance Corp. Alternative Loan Trust (b)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	169,251	170,104
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,071,005	1,076,377
Nomura Resecuritization Trust (a)(b)
CMO Series 2012-3R Class 1A1
01/26/37	0.608%	1,995,299	1,923,525
CMO Series 2014-6R Class 3A1
01/26/36	0.696%	4,292,177	4,024,591
Pretium Mortgage Credit Partners I (a)(b)
Series 2015-NPL1 Class A1
05/27/30	3.625%	2,657,481	2,624,815
Pretium Mortgage Credit Partners I (a)(b)(g)
Series 2015-NPL1 Class A2
05/28/30	4.250%	2,000,000	1,906,876
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (a)(b)
07/27/30	3.750%	881,037	870,688
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2 (a)(b)
08/26/35	2.785%	2,989,473	2,894,033
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (b)
12/25/34	5.240%	17,285	17,559
Towd Point Mortgage Trust (a)
CMO Series 2015-4 Class A1
04/25/55	3.500%	6,385,397	6,449,251
CMO Series 2016-1 Class A1
02/25/55	3.500%	16,500,000	16,796,489
Towd Point Mortgage Trust (a)(b)
CMO Series 2015-3 Class A4B
03/25/54	3.500%	22,020,065	22,401,871
VML LLC CMO Series 2014-NPL1 Class A1 (a)
04/27/54	3.875%	1,807,174	1,798,062

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (b)
08/25/33	2.475%	$2,886,919	$2,931,759
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $246,159,885)			$245,493,273

Commercial Mortgage-Backed Securities - Non-Agency 5.9%
1211 Avenue of the Americas Trust Series 2015-1211 Class E (a)(b)
08/10/35	4.142%	2,000,000	1,726,094
225 Liberty Street Trust Series 2016-225L Class E (a)
02/10/36	4.648%	2,400,000	2,119,582
American Homes 4 Rent Trust (a)
Series 2014-SFR3 Class A
12/17/36	3.678%	2,458,193	2,521,498
Series 2015-SFR2 Class A
10/17/45	3.732%	7,105,050	7,300,216
American Homes 4 Rent (a)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,000,000	920,765
American Homes 4 Rent (a)(b)
Series 2014-SFR1 Class E
06/17/31	2.936%	3,900,000	3,656,460
Series 2014-SFR1 Class F
06/17/31	3.686%	2,200,000	2,053,468
Aventura Mall Trust Series 2013-AVM Class E (a)(b)
12/05/32	3.743%	1,500,000	1,475,538
B2R Mortgage Trust Series 2015-2 Class E (a)(b)
11/15/48	5.490%	1,000,000	913,800
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(b)
07/05/33	4.691%	2,000,000	1,906,740
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P Class A (a)
04/14/33	3.218%	5,400,000	5,576,399
Banc of America Merrill Lynch Re-Remic Trust Series 2015-FR11 Class A705 (a)(b)
09/27/44	1.883%	1,000,000	913,437
CGGS Commercial Mortgage Trust Series 2016-RNDA Class AFX (a)
02/10/33	2.757%	22,675,000	22,824,505
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A3
06/15/57	3.231%	11,250,000	11,603,026

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Citigroup Commercial Mortgage Trust (c)
Series 2016-P3 Class A3
04/15/49	3.063%	$12,570,000	$12,694,764
Series 2016-P3 Class A4
04/15/49	3.329%	15,800,000	16,272,957
Commercial Mortgage Trust
Series 2015-CR23 Class A3
05/10/48	3.230%	25,000,000	25,865,250
Series 2015-LC19 Class A4
02/10/48	3.183%	1,545,000	1,598,087
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (b)
06/15/39	5.699%	1,415,474	1,447,417
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)
09/18/39	5.467%	1,676,387	1,675,416
DBUBS Mortgage Trust Series 2011-LC2A Class A4 (a)
07/10/44	4.537%	17,780,000	19,723,109
Deutsche Bank Commercial Mortgage Trust Series 2016-C1 Class A4 (c)
05/10/49	3.276%	4,365,000	4,495,912
GS Mortgage Securities Corp. II Series 2015-GC30 Class A3
05/10/50	3.119%	2,400,000	2,478,541
General Electric Capital Assurance Co. Series 2003-1 Class A5 (a)
05/12/35	5.743%	3,797,220	4,119,446
Invitation Homes Trust (a)(b)
Series 2015-SFR2 Class A
06/17/32	1.787%	4,424,364	4,349,080
Series 2015-SFR3 Class A
08/17/32	1.737%	25,026,333	24,472,295
Series 2015-SFR3 Class E
08/17/32	4.187%	5,000,000	4,784,918
Series 2015-SFR3 Class F
08/17/32	5.187%	4,000,000	3,824,097
Subordinated, Series 2014-SFR2 Class E
09/17/31	3.847%	5,500,000	5,240,471
Subordinated, Series 2014-SFR3 Class E
12/17/31	4.937%	5,000,000	4,944,592
Subordinated, Series 2014-SFR3 Class F
12/17/31	5.437%	2,500,000	2,411,735
Subordinated, Series 2015-SFR1 Class E
03/17/32	4.637%	3,230,000	3,156,143
Subordinated, Series 2015-SFR2 Class E
06/17/32	3.587%	1,250,000	1,170,955
JPMBB Commercial Mortgage Securities Trust
Series 2015-C27 Class A4
02/15/48	3.179%	2,440,000	2,514,058
Series 2015-C28 Class A3
10/15/48	2.912%	8,375,000	8,446,959
Series 2015-C28 Class A4
10/15/48	3.227%	5,475,000	5,659,763

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR1 Class A4B1 (a)
03/18/51	1.000%	$3,750,000	$3,565,658
LB Commercial Mortgage Trust Series 2007-C3 Class AM (b)
07/15/44	5.897%	3,460,000	3,576,773
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	10,250,038	10,465,770
LB-UBS Commercial Mortgage Trust (b)
Series 2006-C4 Class AM
06/15/38	5.876%	1,278,000	1,282,850
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3
02/15/48	2.988%	2,145,000	2,174,862
Morgan Stanley Capital I Trust Series 2014-150E Class A (a)
09/09/32	3.912%	6,495,000	6,932,495
Morgan Stanley Re-Remic Trust (a)(b)
Series 2009-GG10 Class A4B
08/12/45	5.794%	1,549,000	1,582,897
Series 2010-GG10 Class A4B
08/15/45	5.794%	4,571,000	4,720,538
ORES NPL LLC (a)
Series 2013-LV2 Class A
09/25/25	3.081%	140,726	140,022
Series 2014-LV3 Class A
03/27/24	3.000%	1,397,318	1,388,262
Rialto Capital Management LLC Series 2014-LT5 Class B (a)
05/15/24	5.000%	500,000	499,672
Rialto Real Estate Fund LLC (a)
Series 2014-LT6 Class A
09/15/24	2.750%	488,838	487,661
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	4,000,000	4,000,000
Rialto Real Estate Fund LP (a)
Series 2014-LT5 Class A
05/15/24	2.850%	818,555	816,877
Series 2014-LT6 Class B
09/15/24	5.486%	2,000,000	1,999,564
VFC LLC (a)
Series 2014-2 Class A
07/20/30	2.750%	64,113	64,114
Subordinated, Series 2015-3 Class B
12/20/31	4.750%	500,000	499,772
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	2,665,000	2,827,355
Wells Fargo Commercial Mortgage Trust
Series 2015-C27 Class A4
02/15/48	3.190%	4,200,000	4,328,349
Series 2015-C28 Class A3
05/15/48	3.290%	28,010,000	29,040,015

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2015-LC20 Class A4
04/15/50	2.925%	$3,670,000	$3,706,323
Series 2015-LC20 Class A5
04/15/50	3.184%	510,000	523,419
Series 2016-C33 Class A3
03/15/59	3.162%	3,700,000	3,751,967
Series 2016-C33 Class A4
03/15/59	3.426%	4,166,000	4,300,466
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $319,386,375)			$319,533,174

Asset-Backed Securities - Agency 1.4%
United States Small Business Administration
Series 2011-20K Class 1
11/01/31	2.870%	3,886,855	4,048,014
Series 2012-20C Class 1
03/01/32	2.510%	1,722,857	1,763,628
Series 2012-20G Class 1
07/01/32	2.380%	1,646,811	1,672,789
Series 2012-20I Class 1
09/01/32	2.200%	2,747,802	2,774,956
Series 2012-20J Class 1
10/01/32	2.180%	9,422,882	9,501,266
Series 2012-20L Class 1
12/01/32	1.930%	1,272,050	1,263,474
Series 2013-20E Class 1
05/01/33	2.070%	4,063,337	4,052,635
Series 2013-20G Class 1
07/01/33	3.150%	1,407,301	1,474,127
Series 2013-20L Class 1
12/01/33	3.380%	2,723,558	2,890,332
Series 2014-20C Class 1
03/01/34	3.210%	3,846,203	4,066,448
Series 2014-20D Class 1
04/01/34	3.110%	10,844,099	11,448,191
Series 2014-20F Class 1
06/01/34	2.990%	6,648,311	6,948,657
Series 2014-20I Class 1
09/01/34	2.920%	410,753	423,871
Series 2015-20C Class 1
03/01/35	2.720%	1,123,777	1,151,247
Series 2015-20E Class 1
05/01/35	2.770%	12,052,052	12,386,818
Series 2015-20F Class 1
06/01/35	2.980%	10,702,548	11,124,986
Total Asset-Backed Securities - Agency (Cost: $74,066,224)			$76,991,439

Asset-Backed Securities - Non-Agency 15.8%
A Voce CLO Ltd. (a)(b)
Series 2014-1A Class A1B
07/15/26	2.082%	7,770,000	7,648,042
Series 2014-1A Class A2A
07/15/26	2.622%	2,700,000	2,543,476

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
ARES CLO Ltd. Series 2012-2A Class AR (a)(b)
10/12/23	1.911%	$30,000,000	$29,862,600
ARI Fleet Lease Trust Series 2014-A Class A2 (a)
11/15/22	0.810%	575,444	574,697
Ally Auto Receivables Trust Series 2015-SN1 Class A2B (b)
06/20/17	0.812%	3,274,010	3,272,880
Apidos CDO V (a)(b)
Series 2007-5A Class A1
04/15/21	0.862%	4,282,752	4,229,826
Series 2007-5A Class A1S
04/15/21	0.852%	7,714,763	7,652,913
Apidos CLO XVII Series 2014-17A Class A1A (a)(b)
04/17/26	2.120%	13,080,000	13,031,656
Apidos CLO XXII Series 2015-22A Class D (a)(b)
10/20/27	6.336%	1,000,000	848,539
Ares CLO Ltd. Series 2014-32A Class C (a)(b)
11/15/25	4.818%	2,000,000	1,754,162
Ares XXX CLO Ltd. Series 2014-30A Class A2 (a)(b)
04/20/23	1.474%	2,676,519	2,640,729
Ares XXXVII CLO Ltd. Series 2015-4A Class D1 (a)(b)
10/15/26	7.126%	1,000,000	892,804
Ares XXXVIII CLO Ltd. (a)(b)
01/20/27	6.714%	2,000,000	1,709,276
Ascentium Equipment Receivables LLC Series 2015-2A Class A2 (a)
12/11/17	1.570%	4,580,000	4,587,077
Ascentium Equipment Receivables Series 2015-1A Class A2 (a)
07/10/17	1.150%	1,050,157	1,049,846
Avery Point VII CLO Ltd. (a)(b)
01/15/28	7.186%	2,100,000	1,853,582
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (a)
12/20/21	2.630%	10,510,000	10,485,327
BA Credit Card Trust Series 2014-A2 Class A (b)
09/16/19	0.706%	5,315,000	5,313,392
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	372,342	372,301
Barclays Dryrock Issuance Trust Series 2014-2 Class A (b)
03/16/20	0.776%	11,360,000	11,348,557

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Betony CLO Ltd. Series 2015-1A Class E (a)(b)
04/15/27	5.972%	$1,500,000	$1,161,629
CNH Equipment Trust
Series 2015-B Class A2A
08/15/18	0.840%	3,307,911	3,301,567
CNH Equipment Trust (b)
Series 2015-B Class A2B
08/15/18	0.726%	4,396,437	4,391,050
CNH Wholesale Master Note Trust Series 2013-2A Class A (a)(b)
08/15/19	1.036%	6,535,000	6,536,434
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	9,025,000	9,118,356
Cabela’s Credit Card Master Note Trust (a)(b)
Series 2012-1A Class A2
02/18/20	0.966%	1,660,000	1,659,141
Cabela’s Master Credit Card Trust Series 2014-1 Class A (b)
03/16/20	0.786%	1,230,000	1,229,239
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B (b)
10/20/17	0.828%	14,190,000	14,166,921
Capital One Multi-Asset Execution Trust Series 2015-A2 Class A2
03/15/23	2.080%	30,585,000	30,945,184
CarMax Auto Owner Trust Series 2015-3 Class A3
05/15/20	1.630%	5,495,000	5,528,928
Carlyle Global Market Strategies CLO Ltd. (a)(b)(c)
Series 2016-1A Class A2
04/20/27	3.000%	12,150,000	12,150,000
Series 2016-1A Class D
04/20/27	4.500%	1,800,000	1,598,364
Carlyle Global Market Strategies CLO (a)(b)
Series 2013-1A Class A1
02/14/25	1.918%	9,700,000	9,611,497
Series 2014-3A Class A1B
07/27/26	1.956%	7,250,000	7,295,632
Series 2015-4A Class D
10/20/27	6.444%	2,400,000	2,053,879
Series 2015-5A Class C
01/20/28	4.542%	2,000,000	1,839,766
Chase Issuance Trust
Series 2015-A4 Class A4
04/15/22	1.840%	21,350,000	21,450,526
Chase Issuance Trust (b)
Series 2012-A10 Class A10
12/16/19	0.696%	3,190,000	3,187,867
Chesapeake Funding LLC (a)(b)
Series 2011-2A Class A
04/07/24	1.691%	589,700	593,032
Series 2012-2A Class A
05/07/24	0.891%	308,193	308,163
Series 2013-1A Class A
01/07/25	0.891%	862,477	860,793

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-1A Class A
03/07/26	0.861%	$19,345,770	$19,337,035
Citibank Credit Card Issuance Trust
Series 2014-A5 Class A5
06/07/23	2.680%	6,550,000	6,731,179
Series 2014-A6 Class A6
07/15/21	2.150%	4,515,000	4,612,901
Cole Park CLO Ltd. Series 2015 Class E (a)(b)
10/20/28	6.552%	1,000,000	842,174
Conn’s Receivables Funding LLC Series 2016-A Class A (a)
04/16/18	4.680%	10,900,000	10,905,381
Countrywide Home Equity Loan Trust
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	757,747	749,383
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	762,964	758,439
DT Auto Owner Trust Subordinated, Series 2014-1A Class D (a)
01/15/21	3.980%	7,755,000	7,808,568
Dell Equipment Finance Trust Series 2015-2 Class A2B (a)(b)
12/22/17	1.328%	2,425,000	2,424,761
Discover Card Execution Note Trust
Series 2012-A6 Class A6
01/18/22	1.670%	4,530,000	4,554,143
Series 2015-A2 Class A
10/17/22	1.900%	15,400,000	15,513,219
Dryden Senior Loan Fund Series 2014-33A Class B (a)(b)
07/15/26	2.622%	2,550,000	2,477,427
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR (a)(b)
11/15/23	1.908%	7,035,000	6,968,470
Enterprise Fleet Financing LLC (a)
Series 2013-2 Class A2
03/20/19	1.060%	1,286,606	1,285,509
Series 2015-1 Class A2
09/20/20	1.300%	5,009,501	4,979,320
Series 2015-2 Class A2
02/22/21	1.590%	7,725,000	7,695,268
Ford Credit Auto Owner Trust
Series 2013-B Class A3
10/15/17	0.570%	94,618	94,606
Ford Credit Auto Owner Trust (a)
Series 2014-2 Class A
04/15/26	2.310%	19,227,000	19,400,777
Series 2015-1 Class A
07/15/26	2.120%	30,250,000	30,278,632
Series 2015-2 Class A
01/15/27	2.440%	8,925,000	9,047,721
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A (a)
03/15/22	2.090%	7,025,000	7,033,474

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
GCAT LLC Series 2014-2 Class A1 (a)(b)
10/25/19	3.721%	$2,924,855	$2,902,708
GE Dealer Floorplan Master Note Trust (b)
Series 2012-2 Class A
04/22/19	1.182%	7,105,000	7,124,415
Series 2014-1 Class A
07/20/19	0.812%	5,970,000	5,943,179
Series 2015-1 Class A
01/20/20	0.932%	9,080,000	8,992,748
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (a)(b)
01/25/55	3.721%	1,859,032	1,836,724
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	9,053,473	9,060,207
Series 2015-2 Class A3
12/20/18	1.680%	19,605,000	19,641,524
Series 2015-3 Class A3
03/20/19	1.690%	5,670,000	5,685,983
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2 (a)(b)
05/15/20	0.936%	13,220,000	13,208,250
Golden Credit Card Trust Series 2015-3A Class A (a)(b)
07/15/19	0.856%	5,640,000	5,629,300
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (a)(b)
04/19/26	2.070%	7,645,000	7,570,576
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2 (a)
06/20/17	1.120%	1,849,407	1,847,421
Green Tree Agency Advance Funding Trust I Series 2015-T1 Class AT1 (a)
10/15/46	2.302%	9,650,000	9,637,648
Harley-Davidson Motorcycle Trust
Series 2015-2 Class A3
03/16/20	1.300%	22,000,000	21,962,160
Harley-Davidson Motorcycle Trust (b)
Series 2015-1 Class A2B
01/15/19	0.736%	416,542	416,542
Hertz Fleet Lease Funding LP (a)(b)
Series 2013-3 Class A
12/10/27	0.992%	4,554,951	4,558,047
Series 2014-1 Class A
04/10/28	0.842%	2,026,214	2,027,089
Series 2015-1 Class A
07/10/29	1.012%	12,715,000	12,739,305
Hertz Vehicle Financing II LP Series 2015-3A Class A (a)
09/25/21	2.670%	4,490,000	4,565,039
Hertz Vehicle Financing LLC Series 2016-1A Class A (a)
03/25/20	2.320%	4,560,000	4,557,172

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	$307,663	$307,455
Series 2015-2 Class A3
02/21/19	1.040%	5,000,000	4,992,982
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	4,422,581	4,422,363
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A (a)
12/15/17	0.950%	6,785,264	6,778,768
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.786%	12,315,000	12,315,699
John Deere Owner Trust Series 2016-A Class A2
10/15/18	1.150%	5,625,000	5,623,495
MMAF Equipment Finance LLC Series 2014-AA Class A2 (a)
04/10/17	0.520%	835,226	834,955
Mercedes-Benz Master Owner Trust Series 2015-AA Class A (a)(b)
04/15/19	0.756%	8,140,000	8,130,414
Mountain View Funding CLO Series 2007-3A Class A1 (a)(b)
04/16/21	0.835%	6,577,471	6,547,143
NRZ Advance Receivables Trust (a)
Series 2015-T1 Class AT1
08/15/46	2.315%	12,045,000	12,041,236
Series 2015-T3 Class AT3
11/15/46	2.540%	9,210,000	9,218,013
New York City Tax Lien Trust Series 2015-A Class A (a)
11/10/28	1.340%	2,007,474	1,995,040
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (b)
01/15/20	0.836%	1,875,000	1,870,431
OZLM VII Ltd. Series 2014-7A Class A2A (a)(b)
07/17/26	2.670%	3,980,000	3,883,198
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (a)(b)
01/25/55	3.475%	618,672	615,001
Oak Hill Credit Partners X Ltd. Series 2014-10A Class A (a)(b)
07/20/26	2.094%	9,210,000	9,131,503
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A (a)(b)
04/15/26	2.142%	10,530,000	10,427,722
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (a)(b)
11/14/26	1.938%	7,165,000	7,156,158

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (a)(b)
11/25/25	5.871%	$1,000,000	$782,063
Octagon Investment Partners XXVI Ltd. (a)(b)(c)
Series 2016-1A Class B1
04/15/27	3.124%	13,500,000	13,500,000
Series 2016-1A Class E
04/15/27	8.474%	3,500,000	3,185,000
Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1 (a)
09/17/46	2.537%	7,220,000	7,216,000
OneMain Financial Issuance Trust (a)
Series 2015-1A Class A
03/18/26	3.190%	8,005,000	7,915,360
Series 2015-2A Class A
07/18/25	2.570%	18,600,000	18,340,835
Porsche Innovative Lease Owner Trust Series 2015-1 Class A3 (a)
07/23/18	1.190%	10,000,000	9,989,997
SLM Student Loan Trust Series 2014-2 Class A1 (b)
07/25/19	0.683%	274,447	274,209
SMART ABS Series Trust Series 2015-3US Class A2B (b)
04/16/18	1.188%	6,275,000	6,268,707
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (a)
01/15/47	2.620%	5,635,000	5,636,234
Selene Non-Performing Loans LLC Series 2014-1A Class A (a)(b)
05/25/54	2.981%	837,152	829,576
Seneca Park CLO Ltd. Series 2014-1A Class D (a)(b)
07/17/26	4.120%	2,500,000	2,160,605
SoFi Professional Loan Program LLC Series 2015-D Class RC (a)(h)
10/26/37	0.000%	2	1,333,333
Social Professional Loan Program Series 2016-A (a)
12/26/36	2.760%	12,945,000	12,810,232
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(b)
01/15/24	1.372%	8,107,705	7,885,416
Synchrony Credit Card Master Note Trust Series 2011-2 Class A (b)
05/15/19	0.916%	15,005,000	15,009,501
TAL Advantage V LLC Series 2014-2A Class A1 (a)
05/20/39	1.700%	1,500,399	1,476,505
USAA Auto Owner Trust Series 2015-1 Class A2
03/15/18	0.820%	8,349,683	8,346,016

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Venture XI CLO Ltd. Series 2012-11A Class AR (a)(b)
11/14/22	1.918%	$11,175,000	$11,122,053
Vericrest Opportunity Loan Transferee Series 2015-NPL4 Class A1 (a)
02/25/55	3.500%	3,513,056	3,492,352
Volkswagen Auto Lease Trust Series 2015-A Class A2B (b)
06/20/17	0.752%	1,679,149	1,679,143
Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A3
08/21/17	0.560%	222,234	222,155
Westgate Resorts LLC Series 2013-1A Class B (a)
08/20/25	3.750%	407,983	407,739
Wheels SPV 2 LLC Series 2015-1A Class A2 (a)
04/22/24	1.270%	5,185,000	5,162,790
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	7,245,000	7,313,198
Series 2015-B Class A
06/17/24	2.550%	16,775,000	17,067,044
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	7,655,000	7,680,531
World Omni Automobile Lease Securitization Trust (b)
Series 2015-A Class A2B
05/15/18	0.816%	3,654,306	3,652,531
Total Asset-Backed Securities - Non-Agency (Cost: $851,623,841)			$851,114,775

U.S. Treasury Obligations 12.8%
U.S. Treasury
05/15/16	0.250%	26,760,000	26,758,770
08/31/16	0.500%	23,500,000	23,511,468
09/15/16	0.875%	99,000,000	99,193,347
02/28/18	0.750%	32,178,000	32,185,530
12/15/18	1.250%	1,539,000	1,556,314
03/15/19	1.000%	10,441,000	10,481,783
02/28/21	1.125%	79,573,100	79,246,691
02/28/23	1.500%	38,764,700	38,657,205
02/15/26	1.625%	9,176,400	9,044,489
11/15/45	3.000%	80,012,800	86,379,419
U.S. Treasury (f)
04/15/16	0.250%	199,595,000	199,594,124
02/15/19	0.750%	25,787,000	25,710,438
U.S. Treasury (f)(h)
STRIPS
05/15/43	0.000%	114,793,000	55,169,745
Total U.S. Treasury Obligations (Cost: $678,850,617)			$687,489,323

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations 0.6%
Residual Funding Corp. (h)
STRIPS
01/15/30	0.000%	$32,628,000	$22,213,077
04/15/30	0.000%	13,525,000	9,136,909
Total U.S. Government & Agency Obligations (Cost: $30,325,471)			$31,349,986

Foreign Government Obligations(i) 1.1%
Chile 0.1%
Chile Government International Bond
10/30/22	2.250%	4,825,000	4,800,875
Colombia 0.1%
Colombia Government International Bond
01/18/41	6.125%	3,418,000	3,585,694
France 0.5%
Electricite de France SA (a)
10/13/55	5.250%	28,934,000	28,367,559
Mexico 0.1%
Mexico Government International Bond
03/15/22	3.625%	6,528,000	6,740,160
03/08/44	4.750%	4,465,000	4,453,837
Total			11,193,997
Panama 0.1%
Panama Government International Bond
01/26/36	6.700%	2,570,000	3,276,750
Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%	2,710,000	3,373,950
Philippines —%
Philippine Government International Bond
10/23/34	6.375%	925,000	1,305,967
Qatar 0.1%
Nakilat, Inc. (a)
12/31/33	6.067%	3,926,000	4,416,750
Total Foreign Government Obligations (Cost: $60,056,197)			$60,321,542

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
California —%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	$1,260,000	$1,590,233
Illinois 0.2%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,020,000	1,194,736
City of Chicago
Unlimited General Obligation Bonds
Taxable Project
Series 2011-C1
01/01/35	7.781%	1,815,000	1,915,116
Unlimited General Obligation Refunding Bonds
Taxable
Series 2014B
01/01/44	6.314%	4,190,000	3,780,134
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	1,325,000	1,352,878
Total			8,242,864
Kentucky 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	6,503,422	6,593,104
Ohio 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	4,210,000	4,701,265
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. (j)
Revenue Bonds
1st Senior Series 2009C
08/01/57	5.750%	1,570,000	957,653
1st Subordinated Series 2009A-1
08/01/43	5.250%	4,470,000	1,827,738
1st Subordinated Series 2009B
08/01/44	6.500%	685,000	289,111
1st Subordinated Series 2010C
08/01/41	5.250%	4,065,000	1,662,260
Total			4,736,762
Total Municipal Bonds (Cost: $27,373,986)			$25,864,228

Issuer	Coupon Rate	Shares	Value

Preferred Debt 0.9%
Banking 0.6%
HSBC Holdings PLC
12/31/49	8.000%	202,410	$5,303,142
M&T Bank Corp. (b)
12/31/49	6.375%	800	868,000
12/31/49	6.375%	5,584	5,946,960
State Street Corp. (b)
12/31/49	5.900%	122,495	3,345,338
U.S. Bancorp (b)
12/31/49	6.500%	196,500	5,781,030
Wells Fargo & Co.
12/31/49	7.500%	10,000	12,050,100
Total			33,294,570
Brokerage/Asset Managers/Exchanges 0.1%
Merrill Lynch Capital Trust I (b)
12/15/66	6.450%	145,000	3,748,250
Building Materials 0.2%
Stanley Black & Decker, Inc.
07/25/52	5.750%	299,525	7,805,622
Property & Casualty —%
Allstate Corp. (The) (b)
01/15/53	5.100%	71,838	1,872,817
Total Preferred Debt (Cost: $45,851,364)			$46,721,259

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Diversified Manufacturing —%
Manitowoc Foodservice, Inc. Tranche B Term Loan (b)(k)
03/03/23	5.750%	$642,000	$644,138

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (b)(k)
03/20/20	8.500%	$223,000	$218,540
Pharmaceuticals —%
Concordia Healthcare Corp. Term Loan (b)(k)
10/21/21	5.250%	468,825	455,581

Technology 0.1%
Microsemi Corp. Tranche B Term Loan (b)(k)
01/15/23	5.250%	1,536,089	1,542,094
Riverbed Technology, Inc. Term Loan (b)(k)
04/25/22	6.000%	289,345	289,912
Total			1,832,006
Total Senior Loans (Cost: $3,082,240)			$3,150,265

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(l)
	25,500,000	2.15	09/09/21	$17,603
	30,000,000	2.00	12/12/21	88,935
Total Options Purchased Puts (Cost: $770,625)				$106,538

			Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.420% (m)(n)			12,450,848	$12,450,848
Total Money Market Funds (Cost: $12,450,848)				$12,450,848
Total Investments (Cost: $6,066,042,253) (o)				$6,106,158,706(p)
Other Assets & Liabilities, Net				(720,612,948)
Net Assets				$5,385,545,758

At March 31, 2016, securities totaling $19,277,649 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	377	USD	82,468,750	06/2016	—	(12,497)
US 2YR NOTE (CBT)	2,270	USD	496,562,500	06/2016	—	(536,120)
US 5YR NOTE (CBT)	5,338	USD	646,773,768	06/2016	728,706	—
US 5YR NOTE (CBT)	534	USD	64,701,610	06/2016	329,305	—
US LONG BOND(CBT)	19	USD	3,124,312	06/2016	—	(1,226)
US LONG BOND(CBT)	29	USD	4,768,688	06/2016	—	(12,052)
US LONG BOND(CBT)	8	USD	1,315,500	06/2016	—	(14,766)
Total			1,299,715,128		1,058,011	(576,661)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(800)	USD	(104,312,500)	06/2016	—	(532,961)
US 10YR NOTE (CBT)	(336)	USD	(43,811,250)	06/2016	122,924	—
US 10yr Ultra	(444)	USD	(62,493,000)	06/2016	—	(156,965)
US 10yr Ultra	(1,247)	USD	(175,515,250)	06/2016	—	(259,875)
US ULTRA BOND CBT	(402)	USD	(69,357,562)	06/2016	1,355,946	—
Total			(455,489,562)		1,478,870	(949,801)

Credit Default Swap Contracts Outstanding at March 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Apache Corp.	12/20/2020	1.000	7,710,000	378,816	(792,972)	(2,356)	—	(416,512)
Barclays	Electricite de France SA	12/20/2020	1.000	2,560,000	(25,434)	12,604	(782)	—	(13,612)
Barclays	Electricite de France SA	12/20/2020	1.000	2,560,000	(25,434)	6,874	(782)	—	(19,342)
Barclays	Electricite de France SA	12/20/2020	1.000	2,560,000	(25,433)	5,718	(782)	—	(20,497)
Barclays	Home Depot, Inc.	06/20/2021	1.000	35,795,000	(1,330,293)	1,289,853	(10,937)	—	(51,377)
Barclays	International Business Machines Corp.	12/20/2020	1.000	5,095,000	(124,075)	94,855	(1,557)	—	(30,777)
Barclays	Newmont Mining Corp.	12/20/2020	1.000	5,105,000	76,764	(299,450)	(1,560)	—	(224,246)
Barclays	Viacom, Inc.	06/20/2021	1.000	5,040,000	226,684	(230,356)	(1,540)	—	(5,212)
Citi	Campbell Soup Co.	06/20/2021	1.000	11,505,000	(375,594)	360,614	(3,515)	—	(18,495)
Citi	D.R. Horton, Inc.	12/20/2020	1.000	6,445,000	71,369	(158,581)	(1,969)	—	(89,181)
Citi	Energy Transfer Partners, LP	12/20/2020	1.000	2,550,000	332,886	(154,886)	(779)	177,221	—
Citi	Goldman Sachs Group, Inc.	12/20/2020	1.000	5,070,000	4,095	(13,573)	(1,549)	—	(11,027)
Citi	Home Depot, Inc.	06/20/2021	1.000	25,575,000	(950,475)	892,975	(7,815)	—	(65,315)
Citi	International Business Machines Corp.	12/20/2020	1.000	5,100,000	(124,197)	127,160	(1,558)	1,405	—
Citi	Kinder Morgan, Inc.	12/20/2020	1.000	5,105,000	458,620	(437,238)	(1,560)	19,822	—
Citi	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	20,143,900	1,745,635	(2,330,989)	(6,155)	—	(591,509)
Citi	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	49,960,400	4,329,479	(6,374,802)	(15,266)	—	(2,060,589)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	McDonald’s Corp.	12/20/2020	1.000	14,700,000	(495,181)	367,228	(4,492)	—	(132,445)
Citi	Nordstrom, Inc.	12/20/2020	1.000	5,145,000	33,875	109,321	(1,572)	141,624	—
Citi	Viacom, Inc.	12/20/2020	1.000	7,685,000	219,813	(366,549)	(2,348)	—	(149,084)
Citi	Viacom, Inc.	12/20/2020	1.000	7,690,000	219,957	(306,948)	(2,350)	—	(89,341)
Citi	Yum! Brands, Inc.	12/20/2020	1.000	5,120,000	327,710	(384,664)	(1,565)	—	(58,519)
Credit Suisse	Goldman Sachs Group, Inc.	12/20/2020	1.000	5,070,000	4,096	(137,827)	(1,549)	—	(135,280)
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	25,720,000	348,126	487,397	(7,859)	827,664	—
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	2,535,000	171,040	(281,851)	(775)	—	(111,586)
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	5,080,000	342,754	(377,109)	(1,552)	—	(35,907)
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	10,330,000	(43,451)	(22,919)	(3,156)	—	(69,526)
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	10,145,000	(42,672)	(94,850)	(3,100)	—	(140,622)
Goldman Sachs International	Costco Wholesale Corp.	12/20/2020	1.000	5,140,000	(177,997)	169,534	(1,571)	—	(10,034)
Goldman Sachs International	Eaton Corp. PLC	12/20/2020	1.000	5,105,000	(118,316)	103,666	(1,560)	—	(16,210)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	12,815,000	(127,316)	80,388	(3,916)	—	(50,844)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	5,130,000	(50,966)	27,523	(1,567)	—	(25,010)
Goldman Sachs International	Electricite de France SA	12/20/2020	1.000	10,220,000	(101,534)	52,559	(3,123)	—	(52,098)
Goldman Sachs International	HSBC Holdings PLC	12/20/2020	1.000	10,160,000	482,525	(709,494)	(3,104)	—	(230,073)
Goldman Sachs International	Lloyds Bank	12/20/2020	1.000	5,080,000	278,598	(298,864)	(1,552)	—	(21,818)
Goldman Sachs International	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	15,106,700	1,309,120	(1,734,443)	(4,616)	—	(429,939)
Goldman Sachs International	McDonald’s Corp.	12/20/2020	1.000	17,805,000	(599,777)	461,357	(5,440)	—	(143,860)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	7,065,000	(8,537)	(15,675)	(2,159)	—	(26,371)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	5,070,000	(6,126)	(13,573)	(1,549)	—	(21,248)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	10,145,000	(12,258)	(90,370)	(3,100)	—	(105,728)
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	10,155,000	(12,271)	(126,281)	(3,103)	—	(141,655)
Goldman Sachs International	Textron, Inc.	06/20/2021	1.000	10,230,000	(53,080)	—	(3,126)	—	(56,206)
Goldman Sachs International	Textron, Inc.	06/20/2021	1.000	12,785,000	(66,337)	—	(3,907)	—	(70,244)
Goldman Sachs International	Walt Disney Co. (The)	12/20/2020	1.000	12,765,000	(453,400)	473,490	(3,900)	16,190	—
Goldman Sachs International	Yum! Brands, Inc.	12/20/2020	1.000	7,690,000	492,206	(217,073)	(2,350)	272,783	—
JPMorgan	Barclays Bank, PLC	12/20/2020	1.000	7,680,000	518,178	(153,495)	(2,346)	362,337	—
JPMorgan	Campbell Soup Co.	12/20/2020	1.000	8,510,000	(268,252)	189,124	(2,600)	—	(81,728)
JPMorgan	Citigroup, Inc.	12/20/2020	1.000	12,845,000	(54,029)	(22,832)	(3,925)	—	(80,786)
JPMorgan	D.R. Horton, Inc.	12/20/2020	1.000	33,920,000	375,613	(767,190)	(10,364)	—	(401,941)
JPMorgan	Energy Transfer Partners, LP	06/20/2021	1.000	2,540,000	387,935	(403,999)	(776)	—	(16,840)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	General Mills, Inc.	12/20/2020	1.000	5,100,000	(173,775)	162,849	(1,558)	—	(12,484)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	12,900,000	10,420	(28,650)	(3,942)	—	(22,172)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	29,790,000	24,063	13,283	(9,103)	28,243	—
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	10,145,000	8,194	(88,128)	(3,100)	—	(83,034)
JPMorgan	Goldman Sachs Group, Inc.	06/20/2021	1.000	20,240,000	101,444	(138,483)	(6,184)	—	(43,223)
JPMorgan	HSBC Holdings PLC	06/20/2021	1.000	5,060,000	282,591	(324,851)	(1,546)	—	(43,806)
JPMorgan	International Business Machines Corp.	12/20/2020	1.000	5,115,000	(124,562)	95,093	(1,563)	—	(31,032)
JPMorgan	International Business Machines Corp.	12/20/2020	1.000	5,070,000	(123,467)	43,497	(1,549)	—	(81,519)
JPMorgan	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	15,106,700	1,309,120	(1,727,614)	(4,616)	—	(423,110)
JPMorgan	McDonald’s Corp.	12/20/2020	1.000	10,245,000	(345,112)	267,166	(3,130)	—	(81,076)
JPMorgan	McDonald’s Corp.	12/20/2020	1.000	5,105,000	(171,966)	129,583	(1,560)	—	(43,943)
JPMorgan	Nordstrom, Inc.	12/20/2020	1.000	17,895,000	117,821	(541,920)	(5,468)	—	(429,567)
JPMorgan	Toll Brothers, Inc.	06/20/2021	1.000	29,430,000	1,160,141	(1,227,760)	(8,993)	—	(76,612)
JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	2,560,000	163,855	(175,687)	(782)	—	(12,614)
JPMorgan	Yum! Brands, Inc.	12/20/2020	1.000	1,535,000	98,249	(108,312)	(469)	—	(10,532)
Morgan Stanley	Apache Corp.	12/20/2020	1.000	5,150,000	253,036	(353,112)	(1,574)	—	(101,650)
Morgan Stanley	Citigroup, Inc.	12/20/2020	1.000	5,070,000	(21,326)	(15,828)	(1,549)	—	(38,703)
Morgan Stanley	Electricite de France SA	12/20/2020	1.000	10,195,000	(101,286)	59,113	(3,115)	—	(45,288)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2020	1.000	6,155,000	4,972	(30,016)	(1,881)	—	(26,925)
Morgan Stanley	International Business Machines Corp.	12/20/2020	1.000	5,070,000	(123,467)	57,263	(1,549)	—	(67,753)
Morgan Stanley	International Business Machines Corp.	12/20/2020	1.000	5,070,000	(123,467)	52,776	(1,549)	—	(72,240)
Morgan Stanley	Kinder Morgan, Inc.	06/20/2021	1.000	5,075,000	549,717	(550,621)	(1,551)	—	(2,455)
Morgan Stanley	Nucor Corp.	09/20/2020	1.000	16,860,000	174,803	170,557	(5,152)	340,208	—
Morgan Stanley*	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	156,500,000	(2,206,844)	—	(239,097)	—	(2,445,941)
Total								2,187,497	(10,718,313)

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/2020	1.000	3.222	10,150,000	(958,779)	956,832	3,101	1,154	—
Barclays	Canadian Natural Resources Ltd.	12/20/2020	1.000	3.082	5,070,000	(454,941)	588,978	1,549	135,586	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	3.222	5,070,000	(478,917)	524,849	1,549	47,481	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	3.222	12,685,000	(1,198,237)	1,124,055	3,876	—	(70,306)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	3.222	5,080,000	(479,861)	526,693	1,552	48,384	—
Goldman Sachs International	Barrick Gold Corp.	12/20/2020	1.000	1.726	5,100,000	(167,251)	529,232	1,558	363,539	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095	10,100,000	(606,000)	844,350	5,891	244,241	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095	5,200,000	(312,000)	462,231	3,034	153,265	—
Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452	5,100,000	(457,406)	640,216	2,975	185,785	—
Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452	5,100,000	(457,406)	646,055	2,975	191,624	—
JPMorgan	FedEx Corp.	12/20/2020	1.000	0.442	5,105,000	132,779	(120,392)	1,560	13,947	—
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452	5,000,000	(448,438)	453,778	2,917	8,257	—
JPMorgan	Plains All American Pipeline, LP	06/20/2021	1.000	4.469	2,540,000	(394,881)	519,317	776	125,212	—
JPMorgan	Plains All American Pipeline, LP	06/20/2021	1.000	4.469	2,540,000	(394,882)	430,594	776	36,488	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	3.222	10,210,000	(964,446)	872,045	3,120	—	(89,281)
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	3.222	10,210,000	(964,446)	1,044,196	3,120	82,870	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	3.222	7,615,000	(719,320)	1,165,913	2,327	448,920	—
Morgan Stanley	Enterprise Products Partners, LP	06/20/2021	1.000	2.573	15,225,000	(1,154,691)	1,291,062	4,652	141,023	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095	6,500,000	(390,000)	403,182	3,792	16,974	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095	3,500,000	(210,000)	285,034	2,041	77,075	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095	3,400,000	(204,000)	265,910	1,983	63,893	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095	9,000,000	(540,000)	750,523	5,250	215,773	—

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452	6,500,000	(582,969)	766,660	3,792	187,483	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452	5,000,000	(448,438)	602,978	2,917	157,457	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452	13,750,000	(1,233,203)	1,675,457	8,021	450,275	—
Morgan Stanley	Mondelez International, Inc.	12/20/2020	1.000	0.399	5,100,000	142,898	(153,289)	1,558	—	(8,833)
Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	4.469	5,075,000	(788,986)	920,933	1,551	133,498	—
Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	4.469	5,060,000	(786,654)	787,522	1,546	2,414	—
Morgan Stanley	Plains All American Pipeline, LP	06/21/2021	1.000	4.469	2,540,000	(394,882)	499,118	776	105,012	—
Total									3,637,630	(168,420)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at March 31, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.593	09/14/2020	USD	17,800,000	—	(368,555)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.569	09/16/2020	USD	18,000,000	—	(352,385)
Total							—	(720,940)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $1,542,810,805 or 28.65% of net assets.

(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2016, the value of these securities amounted to $89,385, which represents less than 0.01% of net assets.

(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $8,808,772, which represents 0.16% of net assets.

(h)	Zero coupon bond.
(i)	Principal and interest may not be guaranteed by the government.
(j)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At March 31, 2016, the value of these securities amounted to $4,736,762 or 0.09% of net assets.

(k)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(l)	Purchased swaption contracts outstanding at March 31, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	09/13/2021	25,500,000	363,375	17,603
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Receive	2.000	12/14/2021	30,000,000	407,250	88,935
Total							770,625	106,538

(m)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,773,621	349,833,591	(346,156,364)	12,450,848	13,528	12,450,848

(o)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $6,066,042,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$92,640,000
Unrealized Depreciation	(52,523,000)
Net Unrealized Appreciation	$40,117,000

(p)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	2,582,032,860	—	2,582,032,860
Residential Mortgage-Backed Securities - Agency	—	1,163,539,196	—	1,163,539,196
Residential Mortgage-Backed Securities - Non-Agency	—	229,679,914	15,813,359	245,493,273
Commercial Mortgage-Backed Securities - Non-Agency	—	285,929,519	33,603,655	319,533,174
Asset-Backed Securities - Agency	—	76,991,439	—	76,991,439
Asset-Backed Securities - Non-Agency	—	815,985,836	35,128,939	851,114,775
U.S. Treasury Obligations	632,319,578	55,169,745	—	687,489,323
U.S. Government & Agency Obligations	—	31,349,986	—	31,349,986
Foreign Government Obligations	—	60,321,542	—	60,321,542
Municipal Bonds	—	25,864,228	—	25,864,228
Preferred Debt	46,721,259	—	—	46,721,259
Senior Loans	—	2,931,725	218,540	3,150,265
Options Purchased Puts	—	106,538	—	106,538

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	12,450,848
Total Investments	679,040,837	5,329,902,528	84,764,493	6,106,158,706
Derivatives
Assets
Futures Contracts	2,536,881	—	—	2,536,881
Swap Contracts	—	5,825,127	—	5,825,127
Liabilities
Futures Contracts	(1,526,462)	—	—	(1,526,462)
Swap Contracts	—	(11,607,673)	—	(11,607,673)
Total	680,051,256	5,324,119,982	84,764,493	6,101,386,579

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets..

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non- Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2015	24,959,771	484,411	8,913,804	248,135	34,606,121
Increase (decrease) in accrued discounts/premiums	(8,346)	(100)	—	—	(8,446)
Realized gain (loss)	32,710	—	—	(2,790)	29,920
Change in unrealized appreciation (depreciation)(a)	(237,718)	(119)	14,149	6,135	(217,553)
Sales	(8,933,058)	(344,170)	(117,049)	(32,940)	(9,427,217)
Purchases	—	33,463,633	16,685,000	—	50,148,633
Transfers into Level 3	—	—	9,633,035	—	9,633,035
Transfers out of Level 3	—	—	—	—	—
Balance as of March 31, 2016	15,813,359	33,603,655	35,128,939	218,540	84,764,493

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2016 was $(21,750), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(38,945), Commercial Mortgage-Backed Securities — Non-Agency of $(119), Asset-Backed Securities — Non-Agency of $14,149 and Senior Loans of $3,345.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%

CONSUMER DISCRETIONARY 21.4%
Auto Components 0.6%
Visteon Corp.	100,240	$7,978,102
Hotels, Restaurants & Leisure 2.4%
Norwegian Cruise Line Holdings Ltd. (a)	301,662	16,678,892
Starwood Hotels & Resorts Worldwide, Inc.	80,823	6,743,063
Yum! Brands, Inc.	120,095	9,829,776
Total		33,251,731
Household Durables 1.2%
Jarden Corp. (a)	286,440	16,885,638
Internet & Catalog Retail 6.7%
Amazon.com, Inc. (a)	84,681	50,270,029
Ctrip.com International Ltd., ADR (a)	236,136	10,451,379
Expedia, Inc.	109,253	11,779,658
Priceline Group, Inc. (The) (a)	16,032	20,664,607
Total		93,165,673
Media 3.9%
Comcast Corp., Class A	656,010	40,069,091
DISH Network Corp., Class A (a)	303,359	14,033,387
Total		54,102,478
Multiline Retail 1.8%
Dollar General Corp.	181,389	15,526,898
Hudson’s Bay Co.	597,784	8,832,705
Total		24,359,603
Specialty Retail 4.2%
Lowe’s Companies, Inc.	462,643	35,045,207
TJX Companies, Inc. (The)	301,260	23,603,721
Total		58,648,928
Textiles, Apparel & Luxury Goods 0.6%
lululemon athletica, Inc. (a)	118,992	8,056,948
TOTAL CONSUMER DISCRETIONARY		296,449,101
CONSUMER STAPLES 11.7%
Beverages 5.4%
Coca-Cola Enterprises, Inc.	205,007	10,402,055
Constellation Brands, Inc., Class A	68,327	10,323,526
Molson Coors Brewing Co., Class B	197,167	18,963,522
PepsiCo, Inc.	334,151	34,243,795
Total		73,932,898

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing 3.4%
CVS Health Corp.	294,813	$30,580,953
SYSCO Corp.	356,232	16,646,721
Total		47,227,674
Food Products 0.3%
Tyson Foods, Inc., Class A	69,570	4,637,536
Tobacco 2.6%
Philip Morris International, Inc.	364,730	35,783,661
TOTAL CONSUMER STAPLES		161,581,769
ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Hess Corp.	107,756	5,673,353
TOTAL ENERGY		5,673,353
FINANCIALS 4.9%
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	436,624	16,080,862
BlackRock, Inc.	32,176	10,958,180
Goldman Sachs Group, Inc. (The)	59,100	9,277,518
Invesco Ltd.	444,950	13,691,112
Total		50,007,672
Real Estate Investment Trusts (REITs) 1.3%
Simon Property Group, Inc.	86,550	17,975,569
TOTAL FINANCIALS		67,983,241
HEALTH CARE 15.2%
Biotechnology 6.6%
Alexion Pharmaceuticals, Inc. (a)	139,060	19,359,933
Biogen, Inc. (a)	63,620	16,561,559
BioMarin Pharmaceutical, Inc. (a)	76,491	6,308,978
Celgene Corp. (a)	284,945	28,520,145
Incyte Corp. (a)	99,677	7,223,592
Juno Therapeutics, Inc. (a)	69,348	2,641,465
Novavax, Inc. (a)	559,340	2,886,195
Vertex Pharmaceuticals, Inc. (a)	94,019	7,473,570
Total		90,975,437
Health Care Equipment & Supplies 2.0%
Edwards Lifesciences Corp. (a)	45,758	4,036,313

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Medtronic PLC	317,799	$23,834,925
Total		27,871,238
Health Care Providers & Services 1.8%
Aetna, Inc.	73,404	8,246,939
Laboratory Corp. of America Holdings (a)	142,350	16,673,456
Total		24,920,395
Life Sciences Tools & Services 2.2%
Thermo Fisher Scientific, Inc.	213,101	30,172,971
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	568,747	36,331,558
TOTAL HEALTH CARE		210,271,599
INDUSTRIALS 10.3%
Aerospace & Defense 1.4%
Northrop Grumman Corp.	99,660	19,722,714
Air Freight & Logistics 1.9%
FedEx Corp.	163,183	26,553,138
Airlines 1.7%
Delta Air Lines, Inc.	486,747	23,694,844
Electrical Equipment 0.6%
AMETEK, Inc.	166,480	8,320,671
Industrial Conglomerates 1.5%
Carlisle Companies, Inc.	199,536	19,853,832
Machinery 2.6%
Ingersoll-Rand PLC	251,216	15,577,904
Snap-On, Inc.	66,684	10,468,721
Stanley Black & Decker, Inc.	98,685	10,382,649
Total		36,429,274
Road & Rail 0.6%
Kansas City Southern	102,076	8,722,394
TOTAL INDUSTRIALS		143,296,867

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY 33.9%
Communications Equipment 1.1%
Palo Alto Networks, Inc. (a)	92,470	$15,085,556
Internet Software & Services 11.1%
Alibaba Group Holding Ltd., ADR (a)	151,408	11,965,774
Alphabet, Inc., Class A (a)	59,618	45,482,572
Alphabet, Inc., Class C (a)	53,836	40,105,128
Facebook, Inc., Class A (a)	441,410	50,364,881
LinkedIn Corp., Class A (a)	47,942	5,482,168
Total		153,400,523
IT Services 3.6%
PayPal Holdings, Inc. (a)	231,710	8,944,006
Visa, Inc., Class A	533,660	40,814,317
Total		49,758,323
Semiconductors & Semiconductor Equipment 3.7%
Broadcom Ltd.	134,100	20,718,450
NVIDIA Corp.	225,770	8,044,185
NXP Semiconductors NV (a)	124,566	10,098,565
Qorvo, Inc. (a)	246,890	12,445,725
Total		51,306,925
Software 10.3%
Electronic Arts, Inc. (a)	394,220	26,061,884
Microsoft Corp.	971,204	53,639,597
Red Hat, Inc. (a)	384,720	28,665,487
Salesforce.com, Inc. (a)	296,208	21,869,037
ServiceNow, Inc. (a)	196,205	12,003,822
Total		142,239,827
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	523,824	57,091,578
TOTAL INFORMATION TECHNOLOGY		468,882,732
MATERIALS 1.4%
Chemicals 1.4%
Eastman Chemical Co.	277,180	20,020,711
TOTAL MATERIALS		20,020,711
Total Common Stocks (Cost: $1,221,604,756)		$1,374,159,373

Issuer	Shares	Value

Convertible Preferred Stocks 0.8%

HEALTH CARE 0.8%
Pharmaceuticals 0.8%
Allergan PLC, 5.500%	10,970	$10,082,966
TOTAL HEALTH CARE		10,082,966
Total Convertible Preferred Stocks (Cost: $10,391,938)		$10,082,966

	Shares	Value

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 0.420% (b)(c)	6,211,493	$6,211,493
Total Money Market Funds (Cost: $6,211,493)		$6,211,493
Total Investments
(Cost: $1,238,208,187)		$1,390,453,832(d)
Other Assets & Liabilities, Net		(5,155,634)
Net Assets		$1,385,298,198

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	31,939,717	61,989,267	(87,717,491)	6,211,493	14,220	6,211,493

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	296,449,101	—	—	296,449,101
Consumer Staples	161,581,769	—	—	161,581,769
Energy	5,673,353	—	—	5,673,353
Financials	67,983,241	—	—	67,983,241
Health Care	210,271,599	—	—	210,271,599
Industrials	143,296,867	—	—	143,296,867
Information Technology	468,882,732	—	—	468,882,732
Materials	20,020,711	—	—	20,020,711
Total Common Stocks	1,374,159,373	—	—	1,374,159,373
Convertible Preferred Stocks
Health Care	10,082,966	—	—	10,082,966
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	6,211,493
Total Investments	1,384,242,339	—	—	1,390,453,832

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Index Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%

CONSUMER DISCRETIONARY 12.7%
Auto Components 0.3%
BorgWarner, Inc.	3,814	$146,458
Delphi Automotive PLC	4,844	363,397
Goodyear Tire & Rubber Co. (The)	4,662	153,753
Johnson Controls, Inc.	11,318	441,062
Total		1,104,670
Automobiles 0.6%
Ford Motor Co.	68,052	918,702
General Motors Co.	24,535	771,135
Harley-Davidson, Inc.	3,210	164,769
Total		1,854,606
Distributors 0.1%
Genuine Parts Co.	2,610	259,330
Diversified Consumer Services —%
H&R Block, Inc.	4,115	108,718
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	7,862	414,878
Chipotle Mexican Grill, Inc. (a)	526	247,730
Darden Restaurants, Inc.	2,013	133,462
Marriott International, Inc., Class A	3,323	236,531
McDonald’s Corp.	15,739	1,978,077
Royal Caribbean Cruises Ltd.	2,960	243,164
Starbucks Corp.	25,804	1,540,499
Starwood Hotels & Resorts Worldwide, Inc.	2,942	245,451
Wyndham Worldwide Corp.	1,961	149,879
Wynn Resorts Ltd.	1,418	132,484
Yum! Brands, Inc.	7,132	583,754
Total		5,905,909
Household Durables 0.4%
D.R. Horton, Inc.	5,748	173,762
Garmin Ltd.	2,053	82,038
Harman International Industries, Inc.	1,247	111,033
Leggett & Platt, Inc.	2,365	114,466
Lennar Corp., Class A	3,140	151,851
Mohawk Industries, Inc. (a)	1,110	211,899
Newell Rubbermaid, Inc.	4,669	206,790
PulteGroup, Inc.	5,547	103,784
Whirlpool Corp.	1,348	243,098
Total		1,398,721
Internet & Catalog Retail 2.0%
Amazon.com, Inc. (a)	6,736	3,998,759

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
Expedia, Inc.	2,068	$222,972
Netflix, Inc. (a)	7,468	763,454
Priceline Group, Inc. (The) (a)	865	1,114,950
TripAdvisor, Inc. (a)	1,986	132,069
Total		6,232,204
Leisure Products 0.1%
Hasbro, Inc.	1,965	157,396
Mattel, Inc.	5,932	199,434
Total		356,830
Media 3.1%
21st Century Fox, Inc., Class A	19,539	544,747
21st Century Fox, Inc., Class B	7,530	212,346
Cablevision Systems Corp., Class A	3,888	128,304
CBS Corp., Class B Non Voting	7,361	405,517
Comcast Corp., Class A	42,473	2,594,251
Discovery Communications, Inc., Class A (a)	2,619	74,982
Discovery Communications, Inc., Class C (a)	4,154	112,158
Interpublic Group of Companies, Inc. (The)	7,017	161,040
News Corp., Class A	6,632	84,691
News Corp., Class B	1,880	24,910
Omnicom Group, Inc.	4,185	348,318
Scripps Networks Interactive, Inc., Class A	1,654	108,337
TEGNA, Inc.	3,840	90,086
Time Warner Cable, Inc.	4,941	1,011,027
Time Warner, Inc.	13,796	1,000,900
Viacom, Inc., Class B	6,052	249,827
Walt Disney Co. (The)	26,202	2,602,121
Total		9,753,562
Multiline Retail 0.7%
Dollar General Corp.	5,075	434,420
Dollar Tree, Inc. (a)	4,094	337,591
Kohl’s Corp.	3,311	154,326
Macy’s, Inc.	5,416	238,792
Nordstrom, Inc.	2,242	128,265
Target Corp.	10,512	864,927
Total		2,158,321
Specialty Retail 2.6%
Advance Auto Parts, Inc.	1,280	205,235
AutoNation, Inc. (a)	1,295	60,450
AutoZone, Inc. (a)	532	423,839
Bed Bath & Beyond, Inc. (a)	2,851	141,524

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Best Buy Co., Inc.	4,914	$159,410
CarMax, Inc. (a)	3,419	174,711
GameStop Corp., Class A	1,826	57,939
Gap, Inc. (The)	3,949	116,100
Home Depot, Inc. (The)	22,134	2,953,340
L Brands, Inc.	4,449	390,667
Lowe’s Companies, Inc.	15,975	1,210,106
O’Reilly Automotive, Inc. (a)	1,692	463,033
Ross Stores, Inc.	7,070	409,353
Signet Jewelers Ltd.	1,390	172,402
Staples, Inc.	11,269	124,297
Tiffany & Co.	1,944	142,651
TJX Companies, Inc. (The)	11,688	915,755
Tractor Supply Co.	2,335	211,224
Urban Outfitters, Inc. (a)	1,512	50,032
Total		8,382,068
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	4,843	194,156
Hanesbrands, Inc.	6,840	193,846
Michael Kors Holdings Ltd. (a)	3,135	178,570
Nike, Inc., Class B	23,566	1,448,602
PVH Corp.	1,431	141,755
Ralph Lauren Corp.	1,016	97,800
Under Armour, Inc., Class A (a)	3,175	269,335
VF Corp.	5,931	384,091
Total		2,908,155
TOTAL CONSUMER DISCRETIONARY		40,423,094
CONSUMER STAPLES 10.3%
Beverages 2.4%
Brown-Forman Corp., Class B	1,752	172,519
Coca-Cola Co. (The)	68,022	3,155,541
Coca-Cola Enterprises, Inc.	3,652	185,302
Constellation Brands, Inc., Class A	3,066	463,242
Dr. Pepper Snapple Group, Inc.	3,267	292,135
Molson Coors Brewing Co., Class B	3,205	308,257
Monster Beverage Corp. (a)	2,620	349,456
PepsiCo, Inc.	25,227	2,585,263
Total		7,511,715
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	7,673	1,209,111
CVS Health Corp.	19,172	1,988,712
Kroger Co. (The)	17,010	650,632
SYSCO Corp.	9,170	428,514

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	27,388	$1,875,804
Walgreens Boots Alliance, Inc.	15,065	1,269,076
Whole Foods Market, Inc.	5,671	176,425
Total		7,598,274
Food Products 1.7%
Archer-Daniels-Midland Co.	10,392	377,334
Campbell Soup Co.	3,138	200,173
ConAgra Foods, Inc.	7,581	338,264
General Mills, Inc.	10,359	656,243
Hershey Co. (The)	2,504	230,593
Hormel Foods Corp.	4,720	204,093
JM Smucker Co. (The)	2,087	270,976
Kellogg Co.	4,406	337,279
Kraft Heinz Co. (The)	10,377	815,217
McCormick & Co., Inc.	2,017	200,651
Mead Johnson Nutrition Co.	3,250	276,153
Mondelez International, Inc., Class A	27,389	1,098,847
Tyson Foods, Inc., Class A	5,114	340,899
Total		5,346,722
Household Products 2.0%
Church & Dwight Co., Inc.	2,260	208,327
Clorox Co. (The)	2,259	284,769
Colgate-Palmolive Co.	15,581	1,100,798
Kimberly-Clark Corp.	6,298	847,144
Procter & Gamble Co. (The)	46,305	3,811,364
Total		6,252,402
Personal Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	3,870	364,980
Tobacco 1.7%
Altria Group, Inc.	34,178	2,141,593
Philip Morris International, Inc.	27,042	2,653,091
Reynolds American, Inc.	14,450	726,980
Total		5,521,664
TOTAL CONSUMER STAPLES		32,595,757
ENERGY 6.7%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	7,643	334,993
Cameron International Corp. (a)	3,346	224,349
Diamond Offshore Drilling, Inc.	1,127	24,490
FMC Technologies, Inc. (a)	3,963	108,427
Halliburton Co.	14,983	535,193

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	1,886	$110,746
National Oilwell Varco, Inc.	6,558	203,954
Schlumberger Ltd.	21,879	1,613,576
Transocean Ltd.	5,970	54,566
Total		3,210,294
Oil, Gas & Consumable Fuels 5.7%
Anadarko Petroleum Corp.	8,871	413,122
Apache Corp.	6,605	322,390
Cabot Oil & Gas Corp.	7,999	181,657
California Resources Corp.	1,241	1,279
Chesapeake Energy Corp.	9,036	37,228
Chevron Corp.	32,868	3,135,607
Cimarex Energy Co.	1,660	161,468
Columbia Pipeline Group, Inc.	6,984	175,298
Concho Resources, Inc. (a)	2,250	227,340
ConocoPhillips	21,582	869,107
Devon Energy Corp.	8,906	244,381
EOG Resources, Inc.	9,599	696,695
EQT Corp.	2,791	187,723
Exxon Mobil Corp.	72,489	6,059,356
Hess Corp.	4,622	243,348
Kinder Morgan, Inc.	31,939	570,431
Marathon Oil Corp.	14,730	164,092
Marathon Petroleum Corp.	9,242	343,618
Murphy Oil Corp.	2,819	71,011
Newfield Exploration Co. (a)	3,458	114,979
Noble Energy, Inc.	7,483	235,041
Occidental Petroleum Corp.	13,329	912,103
ONEOK, Inc.	3,664	109,407
Phillips 66	8,199	709,951
Pioneer Natural Resources Co.	2,847	400,687
Range Resources Corp.	2,959	95,812
Southwestern Energy Co. (a)	6,807	54,932
Spectra Energy Corp.	11,726	358,816
Tesoro Corp.	2,079	178,815
Valero Energy Corp.	8,212	526,718
Williams Companies, Inc. (The)	11,913	191,442
Total		17,993,854
TOTAL ENERGY		21,204,148
FINANCIALS 15.4%
Banks 5.2%
Bank of America Corp.	180,240	2,436,845
BB&T Corp.	13,628	453,404
Citigroup, Inc.	51,459	2,148,413

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Banks (continued)
Citizens Financial Group, Inc.	9,210	$192,949
Comerica, Inc.	3,050	115,504
Fifth Third Bancorp	13,676	228,252
Huntington Bancshares, Inc.	13,874	132,358
JPMorgan Chase & Co.	64,067	3,794,048
KeyCorp	14,590	161,074
M&T Bank Corp.	2,774	307,914
People’s United Financial, Inc.	5,418	86,309
PNC Financial Services Group, Inc. (The)	8,746	739,649
Regions Financial Corp.	22,483	176,492
SunTrust Banks, Inc.	8,816	318,081
U.S. Bancorp	28,503	1,156,937
Wells Fargo & Co.	80,643	3,899,895
Zions Bancorporation	3,569	86,405
Total		16,434,529
Capital Markets 1.8%
Affiliated Managers Group, Inc. (a)	945	153,468
Ameriprise Financial, Inc. (b)	2,945	276,859
Bank of New York Mellon Corp. (The)	18,784	691,815
BlackRock, Inc.	2,205	750,957
Charles Schwab Corp. (The)	20,974	587,691
E*TRADE Financial Corp. (a)	4,936	120,883
Franklin Resources, Inc.	6,520	254,606
Goldman Sachs Group, Inc. (The)	6,859	1,076,726
Invesco Ltd.	7,269	223,667
Legg Mason, Inc.	1,878	65,129
Morgan Stanley	26,669	666,992
Northern Trust Corp.	3,759	244,974
State Street Corp.	6,986	408,821
T. Rowe Price Group, Inc.	4,337	318,596
Total		5,841,184
Consumer Finance 0.7%
American Express Co.	14,300	878,020
Capital One Financial Corp.	9,210	638,345
Discover Financial Services	7,228	368,050
Navient Corp.	5,985	71,640
Synchrony Financial (a)	14,560	417,290
Total		2,373,345
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B (a)	32,706	4,640,327
CME Group, Inc.	5,910	567,655
Intercontinental Exchange, Inc.	2,075	487,916
Leucadia National Corp.	5,816	94,045
McGraw Hill Financial, Inc.	4,633	458,574

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Moody’s Corp.	2,963	$286,107
Nasdaq, Inc.	2,004	133,026
Total		6,667,650
Insurance 2.6%
Aflac, Inc.	7,331	462,879
Allstate Corp. (The)	6,603	444,844
American International Group, Inc.	20,064	1,084,459
Aon PLC	4,715	492,482
Assurant, Inc.	1,127	86,948
Chubb Ltd.	8,041	958,085
Cincinnati Financial Corp.	2,587	169,086
Hartford Financial Services Group, Inc. (The)	6,924	319,058
Lincoln National Corp.	4,203	164,758
Loews Corp.	4,678	178,980
Marsh & McLennan Companies, Inc.	9,103	553,371
MetLife, Inc.	19,145	841,231
Principal Financial Group, Inc.	4,733	186,717
Progressive Corp. (The)	10,205	358,604
Prudential Financial, Inc.	7,782	562,016
Torchmark Corp.	1,968	106,587
Travelers Companies, Inc. (The)	5,152	601,290
Unum Group	4,166	128,813
Willis Towers Watson PLC	2,412	286,208
XL Group PLC	5,097	187,570
Total		8,173,986
Real Estate Investment Trusts (REITs) 3.0%
American Tower Corp.	7,399	757,436
Apartment Investment & Management Co., Class A	2,734	114,336
AvalonBay Communities, Inc.	2,392	454,958
Boston Properties, Inc.	2,683	340,956
Crown Castle International Corp.	5,823	503,690
Equinix, Inc.	1,206	398,836
Equity Residential	6,377	478,466
Essex Property Trust, Inc.	1,140	266,600
Extra Space Storage, Inc.	2,180	203,743
Federal Realty Investment Trust	1,220	190,381
General Growth Properties, Inc.	10,165	302,205
HCP, Inc.	8,124	264,680
Host Hotels & Resorts, Inc.	13,132	219,304
Iron Mountain, Inc.	3,358	113,870
Kimco Realty Corp.	7,225	207,936
Macerich Co. (The)	2,215	175,517
ProLogis, Inc.	9,157	404,556

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Public Storage	2,574	$709,986
Realty Income Corp.	4,370	273,169
Simon Property Group, Inc.	5,404	1,122,357
SL Green Realty Corp.	1,750	169,540
UDR, Inc.	4,660	179,550
Ventas, Inc.	5,868	369,449
Vornado Realty Trust	3,095	292,261
Welltower, Inc.	6,201	429,977
Weyerhaeuser Co.	13,778	426,842
Total		9,370,601
Real Estate Management & Development —%
CBRE Group, Inc., Class A (a)	5,076	146,290
TOTAL FINANCIALS		49,007,585
HEALTH CARE 14.2%
Biotechnology 3.1%
AbbVie, Inc.	28,124	1,606,443
Alexion Pharmaceuticals, Inc. (a)	3,932	547,413
Amgen, Inc.	13,129	1,968,431
Baxalta, Inc.	11,884	480,114
Biogen, Inc. (a)	3,820	994,422
Celgene Corp. (a)	13,645	1,365,728
Gilead Sciences, Inc.	23,858	2,191,596
Regeneron Pharmaceuticals, Inc. (a)	1,360	490,198
Vertex Pharmaceuticals, Inc. (a)	4,300	341,807
Total		9,986,152
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	25,717	1,075,742
Baxter International, Inc.	9,564	392,889
Becton Dickinson and Co.	3,697	561,279
Boston Scientific Corp. (a)	23,535	442,693
CR Bard, Inc.	1,283	260,026
DENTSPLY SIRONA, Inc.	4,216	259,832
Edwards Lifesciences Corp. (a)	3,744	330,258
Hologic, Inc. (a)	4,310	148,695
Intuitive Surgical, Inc. (a)	653	392,486
Medtronic PLC	24,549	1,841,175
PG&E Corp.	8,601	513,652
St. Jude Medical, Inc.	4,947	272,085
Stryker Corp.	5,469	586,769
Varian Medical Systems, Inc. (a)	1,667	133,393
Zimmer Biomet Holdings, Inc.	3,119	332,579
Total		7,543,553

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Providers & Services 2.7%
Aetna, Inc.	6,099	$685,223
AmerisourceBergen Corp.	3,406	294,789
Anthem, Inc.	4,558	633,516
Cardinal Health, Inc.	5,753	471,458
Centene Corp. (a)	2,960	182,247
CIGNA Corp.	4,462	612,365
DaVita HealthCare Partners, Inc. (a)	2,891	212,142
Express Scripts Holding Co. (a)	11,659	800,857
HCA Holdings, Inc. (a)	5,340	416,787
Henry Schein, Inc. (a)	1,430	246,861
Humana, Inc.	2,587	473,292
Laboratory Corp. of America Holdings (a)	1,778	208,257
McKesson Corp.	3,990	627,428
Patterson Companies, Inc.	1,455	67,701
Quest Diagnostics, Inc.	2,494	178,196
Tenet Healthcare Corp. (a)	1,724	49,875
UnitedHealth Group, Inc.	16,592	2,138,709
Universal Health Services, Inc., Class B	1,575	196,434
Total		8,496,137
Health Care Technology 0.1%
Cerner Corp. (a)	5,281	279,682
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	5,717	227,822
Illumina, Inc. (a)	2,570	416,623
PerkinElmer, Inc.	1,921	95,013
Thermo Fisher Scientific, Inc.	6,919	979,661
Waters Corp. (a)	1,417	186,930
Total		1,906,049
Pharmaceuticals 5.3%
Allergan PLC (a)	6,886	1,845,655
Bristol-Myers Squibb Co.	29,144	1,861,719
Eli Lilly & Co.	16,987	1,223,234
Endo International PLC (a)	3,570	100,495
Johnson & Johnson	48,168	5,211,778
Mallinckrodt PLC (a)	1,955	119,802
Merck & Co., Inc.	48,449	2,563,437
Mylan NV (a)	7,191	333,303
Perrigo Co. PLC	2,556	326,989
Pfizer, Inc.	105,577	3,129,302
Zoetis, Inc.	7,980	353,753
Total		17,069,467
TOTAL HEALTH CARE		45,281,040

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS 10.0%
Aerospace & Defense 2.4%
Boeing Co. (The)	10,867	$1,379,457
General Dynamics Corp.	5,109	671,169
Honeywell International, Inc.	13,429	1,504,719
L-3 Communications Holdings, Inc.	1,356	160,686
Lockheed Martin Corp.	4,588	1,016,242
Northrop Grumman Corp.	3,163	625,958
Raytheon Co.	5,223	640,497
Rockwell Collins, Inc.	2,285	210,700
Textron, Inc.	4,729	172,419
United Technologies Corp.	13,575	1,358,858
Total		7,740,705
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	2,505	185,946
Expeditors International of Washington, Inc.	3,184	155,411
FedEx Corp.	4,471	727,521
United Parcel Service, Inc., Class B	12,050	1,270,914
Total		2,339,792
Airlines 0.6%
American Airlines Group, Inc.	10,530	431,835
Delta Air Lines, Inc.	13,590	661,561
Southwest Airlines Co.	11,140	499,072
United Continental Holdings, Inc. (a)	6,280	375,921
Total		1,968,389
Building Products 0.1%
Allegion PLC	1,679	106,969
Masco Corp.	5,827	183,259
Total		290,228
Commercial Services & Supplies 0.4%
ADT Corp. (The)	2,884	118,994
Cintas Corp.	1,532	137,589
Pitney Bowes, Inc.	3,346	72,073
Republic Services, Inc.	4,155	197,986
Stericycle, Inc. (a)	1,485	187,392
Tyco International PLC	7,409	271,984
Waste Management, Inc.	7,230	426,570
Total		1,412,588
Construction & Engineering 0.1%
Fluor Corp.	2,424	130,169
Jacobs Engineering Group, Inc. (a)	2,139	93,153
Quanta Services, Inc. (a)	2,788	62,897
Total		286,219

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Electrical Equipment 0.5%
AMETEK, Inc.	4,110	$205,418
Eaton Corp. PLC	8,006	500,855
Emerson Electric Co.	11,222	610,252
Rockwell Automation, Inc.	2,292	260,715
Total		1,577,240
Industrial Conglomerates 2.6%
3M Co.	10,563	1,760,113
Danaher Corp.	10,431	989,484
General Electric Co.	162,873	5,177,733
Roper Technologies, Inc.	1,762	322,041
Total		8,249,371
Machinery 1.3%
Caterpillar, Inc.	10,165	778,029
Cummins, Inc.	2,830	311,130
Deere & Co.	5,229	402,581
Dover Corp.	2,705	174,013
Flowserve Corp.	2,271	100,855
Illinois Tool Works, Inc.	5,720	585,957
Ingersoll-Rand PLC	4,484	278,053
PACCAR, Inc.	6,131	335,304
Parker-Hannifin Corp.	2,363	262,482
Pentair PLC	3,183	172,710
Snap-On, Inc.	1,016	159,502
Stanley Black & Decker, Inc.	2,662	280,069
Xylem, Inc.	3,115	127,403
Total		3,968,088
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	635	65,456
Equifax, Inc.	2,075	237,152
Nielsen Holdings PLC	6,320	332,811
Robert Half International, Inc.	2,293	106,808
Verisk Analytics, Inc. (a)	2,700	215,784
Total		958,011
Road & Rail 0.8%
CSX Corp.	16,810	432,858
JB Hunt Transport Services, Inc.	1,560	131,414
Kansas City Southern	1,890	161,501
Norfolk Southern Corp.	5,203	433,150
Ryder System, Inc.	936	60,634
Union Pacific Corp.	14,777	1,175,510
Total		2,395,067
Trading Companies & Distributors 0.2%
Fastenal Co.	5,033	246,617

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
United Rentals, Inc. (a)	1,585	$98,571
WW Grainger, Inc.	990	231,096
Total		576,284
TOTAL INDUSTRIALS		31,761,982
INFORMATION TECHNOLOGY 20.5%
Communications Equipment 1.0%
Cisco Systems, Inc.	87,841	2,500,833
F5 Networks, Inc. (a)	1,204	127,443
Harris Corp.	2,172	169,112
Juniper Networks, Inc.	6,144	156,734
Motorola Solutions, Inc.	2,771	209,765
Total		3,163,887
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	5,381	311,129
Corning, Inc.	19,421	405,705
FLIR Systems, Inc.	2,405	79,245
TE Connectivity Ltd.	6,455	399,693
Total		1,195,772
Internet Software & Services 4.3%
Akamai Technologies, Inc. (a)	3,082	171,267
Alphabet, Inc., Class A (a)	5,106	3,895,367
Alphabet, Inc., Class C (a)	5,184	3,861,821
eBay, Inc. (a)	18,933	451,741
Facebook, Inc., Class A (a)	40,065	4,571,417
VeriSign, Inc. (a)	1,678	148,570
Yahoo!, Inc. (a)	15,206	559,733
Total		13,659,916
IT Services 3.7%
Accenture PLC, Class A	10,957	1,264,438
Alliance Data Systems Corp. (a)	1,030	226,600
Automatic Data Processing, Inc.	7,985	716,334
Cognizant Technology Solutions Corp., Class A (a)	10,634	666,752
CSRA, Inc.	2,378	63,968
Fidelity National Information Services, Inc.	4,823	305,344
Fiserv, Inc. (a)	3,895	399,549
International Business Machines Corp.	15,428	2,336,571
MasterCard, Inc., Class A	17,120	1,617,840
Paychex, Inc.	5,611	303,050
PayPal Holdings, Inc. (a)	19,423	749,728
Teradata Corp. (a)	2,322	60,929

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Total System Services, Inc.	2,944	$140,075
Visa, Inc., Class A	33,504	2,562,386
Western Union Co. (The)	8,757	168,923
Xerox Corp.	16,618	185,457
Total		11,767,944
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	5,410	320,218
Applied Materials, Inc.	19,734	417,966
Broadcom Ltd.	6,476	1,000,542
First Solar, Inc. (a)	1,336	91,476
Intel Corp.	82,465	2,667,743
KLA-Tencor Corp.	2,722	198,189
Lam Research Corp.	2,771	228,885
Linear Technology Corp.	4,175	186,038
Microchip Technology, Inc.	3,554	171,303
Micron Technology, Inc. (a)	18,106	189,570
NVIDIA Corp.	8,923	317,926
Qorvo, Inc. (a)	2,250	113,422
QUALCOMM, Inc.	26,093	1,334,396
Skyworks Solutions, Inc.	3,350	260,965
Texas Instruments, Inc.	17,546	1,007,491
Xilinx, Inc.	4,458	211,443
Total		8,717,573
Software 4.3%
Activision Blizzard, Inc.	8,850	299,484
Adobe Systems, Inc. (a)	8,703	816,341
Autodesk, Inc. (a)	3,938	229,625
CA, Inc.	5,168	159,123
Citrix Systems, Inc. (a)	2,684	210,909
Electronic Arts, Inc. (a)	5,395	356,663
Intuit, Inc.	4,483	466,277
Microsoft Corp.	138,060	7,625,054
Oracle Corp.	55,007	2,250,336
Red Hat, Inc. (a)	3,189	237,612
Salesforce.com, Inc. (a)	11,005	812,499
Symantec Corp.	11,386	209,275
Total		13,673,198
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc. (c)	96,785	10,548,597
EMC Corp.	33,984	905,674
Hewlett Packard Enterprise Co.	29,965	531,280
HP, Inc.	30,145	371,386
NetApp, Inc.	5,049	137,787
SanDisk Corp.	3,514	267,345

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology PLC	5,171	$178,141
Western Digital Corp.	4,067	192,125
Total		13,132,335
TOTAL INFORMATION TECHNOLOGY		65,310,625
MATERIALS 2.8%
Chemicals 2.1%
Air Products & Chemicals, Inc.	3,392	488,618
Airgas, Inc.	1,138	161,186
CF Industries Holdings, Inc.	4,070	127,554
Dow Chemical Co. (The)	19,504	991,973
Eastman Chemical Co.	2,580	186,353
Ecolab, Inc.	4,651	518,680
EI du Pont de Nemours & Co.	15,213	963,287
FMC Corp.	2,333	94,183
International Flavors & Fragrances, Inc.	1,392	158,368
LyondellBasell Industries NV, Class A	6,040	516,903
Monsanto Co.	7,690	674,721
Mosaic Co. (The)	6,152	166,104
PPG Industries, Inc.	4,652	518,651
Praxair, Inc.	4,977	569,618
Sherwin-Williams Co. (The)	1,371	390,283
Total		6,526,482
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,120	178,651
Vulcan Materials Co.	2,327	245,662
Total		424,313
Containers & Packaging 0.3%
Avery Dennison Corp.	1,566	112,924
Ball Corp.	2,473	176,300
International Paper Co.	7,173	294,380
Owens-Illinois, Inc. (a)	2,809	44,832
Sealed Air Corp.	3,422	164,290
Westrock Co.	4,431	172,942
Total		965,668
Metals & Mining 0.3%
Alcoa, Inc.	22,953	219,890
Freeport-McMoRan, Inc.	21,854	225,970
Newmont Mining Corp.	9,239	245,572
Nucor Corp.	5,549	262,468
Total		953,900
TOTAL MATERIALS		8,870,363

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	107,378	$4,205,996
CenturyLink, Inc.	9,498	303,556
Frontier Communications Corp.	20,391	113,986
Level 3 Communications, Inc. (a)	5,045	266,628
Verizon Communications, Inc.	71,115	3,845,899
Total		8,736,065
TOTAL TELECOMMUNICATION SERVICES		8,736,065
UTILITIES 3.2%
Electric Utilities 1.9%
American Electric Power Co., Inc.	8,571	569,114
Duke Energy Corp.	12,016	969,451
Edison International	5,690	409,054
Entergy Corp.	3,120	247,353
Eversource Energy	5,535	322,912
Exelon Corp.	16,054	575,696
FirstEnergy Corp.	7,398	266,106
NextEra Energy, Inc.	8,043	951,809
Pinnacle West Capital Corp.	1,942	145,786
PPL Corp.	11,760	447,703
Southern Co. (The)	15,934	824,266
Xcel Energy, Inc.	8,863	370,651
Total		6,099,901
Gas Utilities —%
AGL Resources, Inc.	2,098	136,664
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	11,513	135,853
NRG Energy, Inc.	5,492	71,451
Total		207,304

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)
Multi-Utilities 1.1%
Ameren Corp.	4,232	$212,023
CenterPoint Energy, Inc.	7,514	157,193
CMS Energy Corp.	4,841	205,452
Consolidated Edison, Inc.	5,123	392,524
Dominion Resources, Inc.	10,414	782,300
DTE Energy Co.	3,136	284,310
NiSource, Inc.	5,584	131,559
Public Service Enterprise Group, Inc.	8,838	416,623
SCANA Corp.	2,493	174,884
Sempra Energy	4,118	428,478
TECO Energy, Inc.	4,107	113,066
WEC Energy Group, Inc.	5,513	331,166
Total		3,629,578
Water Utilities 0.1%
American Water Works Co., Inc.	3,110	214,372
TOTAL UTILITIES		10,287,819
Total Common Stocks (Cost: $189,570,000)		$313,478,478

	Shares	Value

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 0.420% (b)(d)	4,955,145	$4,955,145
Total Money Market Funds (Cost: $4,955,145)		$4,955,145
Total Investments
(Cost: $194,525,145)		$318,433,623(e)
Other Assets & Liabilities, Net		(375,227)
Net Assets		$318,058,396

At March 31, 2016, securities totaling $381,465 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 FUTURE	10	USD	5,128,750	06/2016	95,215	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	112,367	—	(7,549)	5,381	110,199	2,027	276,859
Columbia Short-Term Cash Fund	5,553,684	4,724,582	(5,323,121)	—	4,955,145	3,530	4,955,145
Total	5,666,051	4,724,582	(5,330,670)	5,381	5,065,344	5,557	5,232,004

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	40,423,094	—	—	40,423,094
Consumer Staples	32,595,757	—	—	32,595,757
Energy	21,204,148	—	—	21,204,148
Financials	49,007,585	—	—	49,007,585
Health Care	45,281,040	—	—	45,281,040
Industrials	31,761,982	—	—	31,761,982
Information Technology	65,310,625	—	—	65,310,625
Materials	8,870,363	—	—	8,870,363
Telecommunication Services	8,736,065	—	—	8,736,065
Utilities	10,287,819	—	—	10,287,819
Total Common Stocks	313,478,478	—	—	313,478,478
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	4,955,145
Total Investments	313,478,478	—	—	318,433,623
Derivatives
Assets
Futures Contracts	95,215	—	—	95,215
Total	313,573,693	—	—	318,528,838

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Disciplined Core Fund (formerly Columbia Variable Portfolio – Large Core Quantitative Fund)

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%

CONSUMER DISCRETIONARY 13.1%
Automobiles 1.3%
Ford Motor Co.	4,097,000	$55,309,500
Hotels, Restaurants & Leisure 2.1%
Carnival Corp.	529,800	27,957,546
Darden Restaurants, Inc.	905,000	60,001,500
Total		87,959,046
Internet & Catalog Retail 1.9%
Amazon.com, Inc. (a)	131,600	78,123,024
Media 3.1%
Comcast Corp., Class A	1,761,000	107,561,880
News Corp., Class A	1,663,700	21,245,449
Total		128,807,329
Multiline Retail 1.8%
Target Corp.	942,500	77,548,900
Specialty Retail 2.9%
Best Buy Co., Inc.	512,800	16,635,232
Home Depot, Inc. (The)	783,500	104,542,405
Total		121,177,637
TOTAL CONSUMER DISCRETIONARY		548,925,436
CONSUMER STAPLES 10.1%
Beverages 0.3%
Coca-Cola Enterprises, Inc.	152,900	7,758,146
Dr. Pepper Snapple Group, Inc.	60,100	5,374,142
Total		13,132,288
Food & Staples Retailing 4.3%
Kroger Co. (The)	2,183,500	83,518,875
Wal-Mart Stores, Inc.	1,436,500	98,385,885
Total		181,904,760
Food Products 1.9%
Archer-Daniels-Midland Co.	143,700	5,217,747
Campbell Soup Co.	147,400	9,402,646
Tyson Foods, Inc., Class A	959,700	63,973,602
Total		78,593,995
Tobacco 3.6%
Altria Group, Inc.	1,216,000	76,194,560
Philip Morris International, Inc.	751,500	73,729,665
Total		149,924,225
TOTAL CONSUMER STAPLES		423,555,268

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 6.3%
Energy Equipment & Services 0.5%
Transocean Ltd.	2,217,600	$20,268,864
Oil, Gas & Consumable Fuels 5.8%
Chevron Corp.	153,100	14,605,740
ConocoPhillips	1,904,800	76,706,296
Exxon Mobil Corp.	473,800	39,604,942
HollyFrontier Corp.	243,300	8,593,356
Southwestern Energy Co. (a)	1,206,900	9,739,683
Tesoro Corp.	193,100	16,608,531
Valero Energy Corp.	1,249,500	80,142,930
Total		246,001,478
TOTAL ENERGY		266,270,342
FINANCIALS 15.2%
Banks 3.8%
Citigroup, Inc.	1,971,800	82,322,650
JPMorgan Chase & Co.	1,295,000	76,689,900
Total		159,012,550
Capital Markets 1.4%
T. Rowe Price Group, Inc.	777,300	57,100,458
Consumer Finance 1.0%
Capital One Financial Corp.	210,700	14,603,617
Navient Corp.	2,454,300	29,377,971
Total		43,981,588
Diversified Financial Services 3.0%
CME Group, Inc.	131,900	12,668,995
McGraw Hill Financial, Inc.	401,200	39,710,776
Moody’s Corp.	485,700	46,899,192
Voya Financial, Inc.	939,900	27,980,823
Total		127,259,786
Insurance 2.8%
Aflac, Inc.	877,200	55,386,408
Prudential Financial, Inc.	828,800	59,855,936
Travelers Companies, Inc. (The)	18,800	2,194,148
Total		117,436,492
Real Estate Investment Trusts (REITs) 3.2%
Digital Realty Trust, Inc.	290,400	25,697,496
Public Storage	232,200	64,047,726
Simon Property Group, Inc.	209,900	43,594,131
Total		133,339,353
TOTAL FINANCIALS		638,130,227

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 14.4%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc. (a)	155,600	$21,662,632
Alkermes PLC (a)	173,500	5,931,965
Biogen, Inc. (a)	112,600	29,312,032
BioMarin Pharmaceutical, Inc. (a)	124,200	10,244,016
Celgene Corp. (a)	340,300	34,060,627
Incyte Corp. (a)	153,100	11,095,157
Vertex Pharmaceuticals, Inc. (a)	204,600	16,263,654
Total		128,570,083
Health Care Equipment & Supplies 0.9%
DENTSPLY SIRONA, Inc.	637,700	39,301,451
Health Care Providers & Services 3.1%
AmerisourceBergen Corp.	747,700	64,713,435
Express Scripts Holding Co. (a)	933,900	64,149,591
Total		128,863,026
Pharmaceuticals 7.3%
Johnson & Johnson	1,340,000	144,988,000
Mallinckrodt PLC (a)	163,600	10,025,408
Merck & Co., Inc.	860,100	45,507,891
Pfizer, Inc.	3,528,100	104,572,884
Total		305,094,183
TOTAL HEALTH CARE		601,828,743
INDUSTRIALS 10.1%
Aerospace & Defense 4.1%
Boeing Co. (The)	372,900	47,335,926
Honeywell International, Inc.	603,600	67,633,380
Lockheed Martin Corp.	257,900	57,124,850
Total		172,094,156
Airlines 3.0%
Delta Air Lines, Inc.	1,608,100	78,282,308
United Continental Holdings, Inc. (a)	809,500	48,456,670
Total		126,738,978
Electrical Equipment 1.9%
Eaton Corp. PLC	262,400	16,415,744
Rockwell Automation, Inc.	559,300	63,620,375
Total		80,036,119
Machinery 0.8%
Illinois Tool Works, Inc.	330,600	33,866,664

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Professional Services 0.3%
Robert Half International, Inc.	242,500	$11,295,650
TOTAL INDUSTRIALS		424,031,567
INFORMATION TECHNOLOGY 20.7%
Communications Equipment 2.5%
Cisco Systems, Inc.	3,612,200	102,839,334
Internet Software & Services 4.4%
Alphabet, Inc., Class A (a)	32,100	24,489,090
Facebook, Inc., Class A (a)	676,800	77,222,880
VeriSign, Inc. (a)	912,300	80,775,042
Total		182,487,012
IT Services 2.8%
MasterCard, Inc., Class A	997,600	94,273,200
Visa, Inc., Class A	322,100	24,634,208
Total		118,907,408
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	2,117,300	68,494,655
NVIDIA Corp.	223,700	7,970,431
Total		76,465,086
Software 5.0%
Electronic Arts, Inc. (a)	1,013,800	67,022,318
Microsoft Corp.	464,100	25,632,243
Oracle Corp.	1,771,300	72,463,883
Red Hat, Inc. (a)	616,700	45,950,317
Total		211,068,761
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc. (b)	1,598,200	174,187,818
TOTAL INFORMATION TECHNOLOGY		865,955,419
MATERIALS 2.5%
Chemicals 2.3%
Dow Chemical Co. (The)	322,000	16,376,920
LyondellBasell Industries NV, Class A	898,300	76,876,514
Mosaic Co. (The)	93,500	2,524,500
Total		95,777,934
Metals & Mining 0.2%
Newmont Mining Corp.	282,400	7,506,192
TOTAL MATERIALS		103,284,126

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 3.2%
Verizon Communications, Inc.	2,453,600	$132,690,688
TOTAL TELECOMMUNICATION SERVICES		132,690,688
UTILITIES 3.8%
Electric Utilities 1.7%
Entergy Corp.	906,100	71,835,608
Multi-Utilities 2.1%
Public Service Enterprise Group, Inc.	1,861,500	87,751,110
TOTAL UTILITIES		159,586,718
Total Common Stocks (Cost: $3,959,613,408)		$4,164,258,534

	Shares	Value

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 0.420% (c)(d)	30,058,066	$30,058,066
Total Money Market Funds (Cost: $30,058,066)		$30,058,066
Total Investments
(Cost: $3,989,671,474)		$4,194,316,600(e)
Other Assets & Liabilities, Net		(4,414,940)
Net Assets		$4,189,901,660

At March 31, 2016, securities totaling $3,542,175 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	65	USD	33,336,875	06/2016	668,272	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,543,712	56,050,062	(49,535,708)	30,058,066	27,377	30,058,066

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	548,925,436	—	—	548,925,436
Consumer Staples	423,555,268	—	—	423,555,268
Energy	266,270,342	—	—	266,270,342
Financials	638,130,227	—	—	638,130,227
Health Care	601,828,743	—	—	601,828,743
Industrials	424,031,567	—	—	424,031,567
Information Technology	865,955,419	—	—	865,955,419
Materials	103,284,126	—	—	103,284,126
Telecommunication Services	132,690,688	—	—	132,690,688
Utilities	159,586,718	—	—	159,586,718
Total Common Stocks	4,164,258,534	—	—	4,164,258,534
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	30,058,066
Total Investments	4,164,258,534	—	—	4,194,316,600
Derivatives
Assets
Futures Contracts	668,272	—	—	668,272
Total	4,164,926,806	—	—	4,194,984,872

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 84.3%
Aerospace & Defense 3.5%
L-3 Communications Corp.
02/15/21	4.950%	$23,955,000	$25,150,379
Northrop Grumman Corp.
03/15/21	3.500%	6,782,000	7,223,813
Total			32,374,192
Chemicals 0.6%
PQ Corp. (a)
11/01/18	8.750%	5,445,000	5,063,850

Electric 15.0%
CMS Energy Corp.
03/15/22	5.050%	10,889,000	12,182,014
DTE Energy Co. (a)
06/15/22	3.300%	10,995,000	11,410,534
Dominion Resources, Inc.
03/15/21	4.450%	7,960,000	8,606,511
PPL Capital Funding, Inc.
12/01/22	3.500%	21,450,000	22,259,459
PSEG Power LLC
09/15/21	4.150%	12,530,000	13,099,651
PacifiCorp
06/01/23	2.950%	3,850,000	3,949,342
Progress Energy, Inc.
04/01/22	3.150%	22,322,000	22,622,097
TransAlta Corp.
06/03/17	1.900%	43,860,000	42,360,602
Total			136,490,210
Food and Beverage 6.4%
ConAgra Foods, Inc.
01/25/23	3.200%	11,769,000	11,847,911
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	12,786,000	13,553,608
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	10,713,000	11,365,475
Sysco Corp. (b)
07/15/21	2.500%	1,420,000	1,436,496
Wm. Wrigley Jr., Co. (a)
10/21/18	2.400%	12,264,000	12,386,468
10/21/19	2.900%	7,827,000	8,039,088
Total			58,629,046
Independent Energy 6.8%
Canadian Natural Resources Ltd.
05/15/17	5.700%	1,731,000	1,784,357
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	10,654,000	9,871,826

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Cimarex Energy Co.
05/01/22	5.875%	$7,140,000	$7,372,050
06/01/24	4.375%	2,552,000	2,512,786
Continental Resources, Inc.
09/15/22	5.000%	11,169,000	9,626,282
Marathon Oil Corp.
11/01/22	2.800%	13,235,000	10,777,750
Woodside Finance Ltd. (a)
05/10/21	4.600%	16,011,000	16,590,614
03/05/25	3.650%	3,310,000	3,067,251
Total			61,602,916
Integrated Energy 2.0%
Cenovus Energy, Inc.
10/15/19	5.700%	18,166,000	18,229,908

Life Insurance 7.0%
Five Corners Funding Trust (a)
11/15/23	4.419%	30,720,000	32,309,146
MetLife, Inc.
09/15/23	4.368%	12,502,000	13,669,599
TIAA Asset Management Finance Co. LLC (a)
11/01/19	2.950%	17,231,000	17,487,156
Total			63,465,901
Media and Entertainment 6.9%
Scripps Networks Interactive, Inc.
11/15/19	2.750%	19,469,000	19,559,725
06/15/20	2.800%	5,550,000	5,559,996
Sky PLC (a)
11/26/22	3.125%	31,138,000	31,536,722
Thomson Reuters Corp.
10/15/19	4.700%	6,234,000	6,734,684
Total			63,391,127
Metals 0.4%
Barrick Gold Corp.
04/01/42	5.250%	1,475,000	1,269,636
Teck Resources Ltd.
02/01/43	5.400%	5,044,000	2,774,200
Total			4,043,836
Midstream 17.4%
Columbia Pipeline Group, Inc. (a)
06/01/20	3.300%	12,460,000	12,383,022
Kinder Morgan Energy Partners LP
02/15/23	3.450%	14,164,000	13,141,274
Northwest Pipeline LLC
06/15/16	7.000%	11,954,000	12,053,792
04/15/17	5.950%	21,050,000	20,974,852

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	$21,847,000	$22,535,421
Plains All American Pipeline LP/Finance Corp.
06/01/22	3.650%	16,400,000	15,011,510
10/15/23	3.850%	10,365,000	9,271,233
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	20,215,000	19,877,591
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	21,259,000	21,925,130
Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	6,607,000	6,608,831
Williams Partners LP
03/15/22	3.600%	6,536,000	5,381,854
Total			159,164,510
Natural Gas 1.6%
Sempra Energy
10/01/22	2.875%	14,745,000	14,574,666

Oil Field Services 0.8%
Noble Holding International Ltd.
03/15/22	3.950%	12,056,000	7,354,160

Property & Casualty 6.5%
Alleghany Corp.
06/27/22	4.950%	10,458,000	11,476,546
CNA Financial Corp.
08/15/20	5.875%	10,127,000	11,303,150
08/15/21	5.750%	5,506,000	6,180,419
Chubb INA Holdings, Inc.
11/03/20	2.300%	2,605,000	2,648,376
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	18,100,000	19,626,355
06/15/23	4.250%	7,637,000	7,871,051
Total			59,105,897

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Restaurants 0.4%
Yum! Brands, Inc.
11/01/43	5.350%	$4,432,000	$3,396,020

Transportation Services 1.4%
ERAC U.S.A. Finance LLC (a)
08/16/21	4.500%	8,445,000	9,184,436
10/15/22	3.300%	3,445,000	3,502,180
Total			12,686,616
Wireless 4.2%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	26,302,000	26,526,198
Rogers Communications, Inc.
03/15/23	3.000%	11,967,000	12,094,772
Total			38,620,970
Wirelines 3.4%
AT&T, Inc.
06/30/22	3.000%	30,515,000	30,958,688
Total Corporate Bonds & Notes (Cost: $776,090,904)			$769,152,513

		Shares	Value

Money Market Funds 14.7%
Columbia Short-Term Cash Fund, 0.420% (c)(d)		133,849,559	$133,849,559
Total Money Market Funds (Cost: $133,849,559)			$133,849,559
Total Investments (Cost: $909,940,463) (e)			$903,002,072(f)
Other Assets & Liabilities, Net			8,856,918
Net Assets			$911,858,990

At March 31, 2016, cash totaling $3,296,016 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	313	USD	37,924,352	06/2016	41,085	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(2,280)	USD	(297,290,625)	06/2016	40,915	—
US ULTRA BOND CBT	(22)	USD	(3,795,688)	06/2016	4,774	—
Total			(301,086,313)		45,689	—

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $247,173,912 or 27.11% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	73,221,481	119,305,455	(58,677,377)	133,849,559	78,801	133,849,559

(e)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $909,940,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,170,000
Unrealized Depreciation	(19,108,000)
Net Unrealized Depreciation	$(6,938,000)

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	769,152,513	—	769,152,513
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	133,849,559
Total Investments	—	769,152,513	—	903,002,072
Derivatives
Assets
Futures Contracts	86,774	—	—	86,774
Total	86,774	769,152,513	—	903,088,846

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 45.5%

International 12.7%
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	3,982,863	$44,488,579
Variable Portfolio – DFA International Value Fund, Class 1 (a)	45,420,887	387,440,169
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	37,994,397	437,315,511
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	41,399,027	413,162,284
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	20,587,761	201,142,424
Total		1,483,548,967
U.S. Large Cap 24.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	17,410,113	291,793,492
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	15,408,744	313,259,760
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	10,703,572	132,724,298
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	16,490,044	596,279,975
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	7,767,586	128,708,903
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	9,295,540	158,303,043
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	6,899,718	134,751,503
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	14,683,834	302,633,812
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	8,475,823	161,210,152
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	9,028,221	160,160,634
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	8,346,971	163,433,697
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	21,210,218	337,242,473
Total		2,880,501,742
U.S. Mid Cap 0.1%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 (a)(b)	70,859	1,427,804
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 (a)(b)	80,461	1,427,380
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	174,970	3,193,211

	Shares	Value

Equity Funds (continued)

U.S. Mid Cap (continued)
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	122,304	$2,391,044
Total		8,439,439
U.S. Small Cap 8.0%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)	25,018,433	434,820,364
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	9,245,593	153,014,562
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	16,394,805	351,832,513
Total		939,667,439
Total Equity Funds (Cost: $5,165,213,201)		$5,312,157,587

Fixed-Income Funds 25.8%

High Yield 1.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	19,578,629	162,306,835
Investment Grade 24.4%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	14,217,642	144,735,592
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)	55,938,081	578,959,136
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	17,924,079	169,920,275
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	16,134,405	170,702,005
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	51,712,254	572,971,771
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	46,121,937	511,953,501
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	53,173,808	566,301,052
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	12,853,783	131,108,591
Total		2,846,651,923
Total Fixed-Income Funds (Cost: $3,025,487,614)		$3,008,958,758

Exchange-Traded Funds 6.6%

SPDR S&P 500 ETF Trust	2,290,200	470,773,512
iShares MSCI EAFE ETF	3,729,292	213,054,452
iShares Russell 2000 ETF	845,215	93,497,683
Total Exchange-Traded Funds (Cost: $695,600,263)		$777,325,647

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(c) 1.8%

Aerospace & Defense —%
L-3 Communications Corp.
02/15/21	4.950%		$839,000	$880,867
05/28/24	3.950%		1,281,000	1,232,867
Lockheed Martin Corp.
11/23/18	1.850%		565,000	571,452
Northrop Grumman Corp.
08/01/23	3.250%		314,000	328,280
Total				3,013,466
Apartment REIT —%
Grand City Properties SA (d)
04/17/25	1.500%	EUR	700,000	755,290

Banking 0.1%
Bank of America Corp.
07/24/23	4.100%		350,000	368,180
04/01/24	4.000%		1,190,000	1,248,261
04/01/44	4.875%		105,000	114,415
Bank of Nova Scotia (The)
06/11/18	1.700%		1,180,000	1,185,475
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%		937,000	945,866
02/25/26	3.750%		1,258,000	1,287,835
07/08/44	4.800%		455,000	475,953
JPMorgan Chase & Co.
03/01/18	1.700%		780,000	782,452
03/22/19	1.850%		725,000	727,849
Morgan Stanley
01/27/45	4.300%		209,000	210,304
Wells Fargo & Co.
05/01/45	3.900%		160,000	160,019
Subordinated
11/04/44	4.650%		295,000	303,248
Total				7,809,857
Cable and Satellite —%
NBCUniversal Media LLC
01/15/43	4.450%		314,000	338,197
Time Warner Cable, Inc.
09/15/42	4.500%		698,000	619,619
Total				957,816
Chemicals —%
Dow Chemical Co. (The)
11/15/42	4.375%		245,000	235,171
10/01/44	4.625%		451,000	451,254
LYB International Finance BV
03/15/44	4.875%		680,000	677,993
Total				1,364,418

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Consumer Cyclical Services —%
Motability Operations Group PLC (d)
07/16/26	3.750%	GBP	$810,000	$1,281,797

Consumer Products —%
Clorox Co. (The)
12/15/24	3.500%		1,640,000	1,708,713

Diversified Manufacturing 0.1%
General Electric Co.
05/26/23	1.250%	EUR	2,120,000	2,490,064
03/11/44	4.500%		760,000	848,351
Honeywell International, Inc.
02/22/23	1.300%	EUR	1,585,000	1,837,803
United Technologies Corp.
05/22/23	1.250%	EUR	970,000	1,122,541
06/01/42	4.500%		160,000	173,359
Total				6,472,118
Electric 0.4%
Alabama Power Co.
03/01/45	3.750%		235,000	230,365
Appalachian Power Co.
05/15/44	4.400%		715,000	716,547
06/01/45	4.450%		790,000	814,556
Berkshire Hathaway Energy Co.
11/15/43	5.150%		206,000	238,277
02/01/45	4.500%		1,722,000	1,833,251
CMS Energy Corp.
03/15/22	5.050%		465,000	520,216
03/31/43	4.700%		170,000	176,168
03/01/44	4.875%		1,400,000	1,488,467
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		280,000	308,218
Consolidated Edison Co. of New York, Inc.
03/01/43	3.950%		175,000	174,718
DTE Electric Co.
07/01/44	4.300%		190,000	204,523
DTE Energy Co.
06/01/16	6.350%		200,000	201,634
12/01/23	3.850%		420,000	445,593
06/01/24	3.500%		2,145,000	2,204,494
DTE Energy Co. (d)
06/15/22	3.300%		2,050,000	2,127,476
Dominion Resources, Inc.
06/15/18	1.900%		1,560,000	1,563,134
10/01/25	3.900%		1,957,000	2,012,755
09/15/42	4.050%		1,786,000	1,637,960
Duke Energy Corp.
10/15/23	3.950%		4,929,000	5,234,657
12/15/45	4.800%		1,045,000	1,111,904
Duke Energy Progress LLC
05/15/42	4.100%		240,000	249,572

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Electric (continued)
Eversource Energy
01/15/18	1.600%		$395,000	$393,040
05/01/18	1.450%		2,724,000	2,699,860
Indiana Michigan Power Co.
03/15/23	3.200%		1,080,000	1,091,972
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%		235,000	236,360
Northern States Power Co.
05/15/44	4.125%		115,000	122,823
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		2,758,000	2,879,253
04/01/45	3.750%		540,000	506,955
PPL Capital Funding, Inc.
06/01/23	3.400%		420,000	428,465
03/15/24	3.950%		400,000	423,583
PSEG Power LLC
11/15/18	2.450%		180,000	180,834
11/15/23	4.300%		685,000	696,998
Pacific Gas & Electric Co.
06/15/23	3.250%		1,392,000	1,441,934
02/15/24	3.750%		685,000	732,394
08/15/24	3.400%		130,000	135,629
08/15/42	3.750%		265,000	252,496
02/15/44	4.750%		1,470,000	1,673,022
Southern California Edison Co.
10/01/43	4.650%		280,000	317,695
02/01/45	3.600%		140,000	134,347
TransAlta Corp.
06/03/17	1.900%		1,545,000	1,492,183
11/25/20	5.000%	CAD	1,565,000	1,089,144
WEC Energy Group, Inc.
06/15/18	1.650%		655,000	655,202
06/15/25	3.550%		646,000	671,112
Western Power Distribution PLC (d)
11/06/23	3.625%	GBP	2,255,000	3,310,856
Xcel Energy, Inc.
05/15/20	4.700%		1,365,000	1,497,694
09/15/41	4.800%		137,000	150,544
Total				46,708,880
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		63,000	63,255
02/01/46	4.900%		1,880,000	2,101,017
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		1,205,000	1,211,589
07/15/42	3.750%		89,000	84,555
ConAgra Foods, Inc.
01/25/23	3.200%		1,430,000	1,439,588

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Food and Beverage (continued)
General Mills, Inc.
10/20/17	1.400%		$172,000	$172,997
11/16/20	2.100%	EUR	1,594,000	1,940,235
Grupo Bimbo SAB de CV (d)
06/27/44	4.875%		1,440,000	1,332,894
Kraft Heinz Co. (The) (d)
07/01/27	4.125%	GBP	930,000	1,413,464
07/15/45	5.200%		80,000	89,511
Kraft Heinz Foods Co.
06/04/42	5.000%		240,000	261,251
Kraft Heinz Foods Co
06/05/17	2.250%		498,000	502,790
Molson Coors Brewing Co.
05/01/42	5.000%		2,194,000	2,282,545
PepsiCo, Inc.
02/22/19	1.500%		1,595,000	1,613,953
SABMiller Holdings, Inc. (d)
01/15/22	3.750%		2,083,000	2,209,865
Sysco Corp.
07/15/21	2.500%		295,000	298,427
04/01/46	4.500%		155,000	157,627
Wm. Wrigley Jr., Co. (d)
10/21/18	2.400%		244,000	246,437
10/21/19	2.900%		2,190,000	2,249,342
Total				19,671,342
Health Care —%
Becton Dickinson and Co.
12/15/44	4.685%		575,000	621,093
Medtronic, Inc.
03/15/45	4.625%		319,000	357,030
Total				978,123
Healthcare Insurance —%
Cigna Corporation
03/15/21	4.500%		1,130,000	1,226,202
UnitedHealth Group, Inc.
12/15/17	1.400%		105,000	105,452
Total				1,331,654
Independent Energy 0.1%
Anadarko Petroleum Corp.
09/15/16	5.950%		1,695,000	1,724,429
03/15/40	6.200%		434,000	417,530
03/15/46	6.600%		40,000	40,837
Canadian Natural Resources Ltd.
08/15/16	6.000%		338,000	342,339
05/15/17	5.700%		201,000	207,196
02/01/35	5.850%		700,000	602,553
03/15/38	6.250%		1,158,000	1,065,163
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%		630,000	491,991

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Independent Energy (continued)
Cimarex Energy Co.
05/01/22	5.875%	$1,495,000	$1,543,587
06/01/24	4.375%	753,000	741,429
Continental Resources, Inc.
09/15/22	5.000%	1,428,000	1,230,757
06/01/44	4.900%	525,000	391,125
Hess Corp.
02/15/41	5.600%	35,000	30,983
Marathon Oil Corp.
06/01/45	5.200%	1,110,000	775,110
Noble Energy, Inc.
11/15/43	5.250%	889,000	765,593
Woodside Finance Ltd. (d)
03/05/25	3.650%	2,511,000	2,326,848
Total			12,697,470
Integrated Energy —%
Cenovus Energy, Inc.
09/15/23	3.800%	102,000	91,658
09/15/42	4.450%	1,008,000	779,989
09/15/43	5.200%	1,135,000	926,772
Shell International Finance BV
05/11/45	4.375%	180,000	180,721
Total			1,979,140
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	4,675,000	4,916,838
Guardian Life Insurance Co. of America (The) Subordinated (d)
06/19/64	4.875%	1,709,000	1,636,473
MetLife, Inc.
09/15/23	4.368%	817,000	893,302
03/01/45	4.050%	450,000	425,692
05/13/46	4.600%	601,000	616,119
Northwestern Mutual Life Insurance Co. (The) Subordinated (d)
03/30/40	6.063%	780,000	958,742
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	1,323,000	1,324,463
Prudential Financial, Inc.
05/15/44	4.600%	90,000	90,359
Teachers Insurance & Annuity Association of America Subordinated (d)
09/15/44	4.900%	2,220,000	2,372,883
Total			13,234,871
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%	1,630,000	1,687,293
Scripps Networks Interactive, Inc.
11/15/24	3.900%	2,802,000	2,828,700

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Media and Entertainment (continued)
06/15/25	3.950%	$1,314,000		$1,314,435
Sky PLC (d)
11/26/22	3.125%		3,275,000	3,316,936
Thomson Reuters Corp.
05/23/16	0.875%		851,000	850,526
10/15/19	4.700%		510,000	550,961
05/23/43	4.500%		1,664,000	1,522,078
Time Warner, Inc.
09/15/23	1.950%	EUR	402,000	475,756
03/29/41	6.250%		355,000	410,347
Total				12,957,032
Metals —%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%		105,000	106,817
Barrick Gold Corp.
04/01/42	5.250%		830,000	714,439
Newmont Mining Corp.
03/15/42	4.875%		648,000	555,669
Teck Resources Ltd.
03/01/42	5.200%		605,000	332,750
Total				1,709,675
Midstream 0.2%
Columbia Pipeline Group, Inc. (d)
06/01/45	5.800%		1,476,000	1,494,990
Energy Transfer Partners LP
02/01/43	5.150%		201,000	155,011
Enterprise Products Operating LLC
05/07/18	1.650%		618,000	615,754
02/15/45	5.100%		1,385,000	1,344,302
05/15/46	4.900%		667,000	641,114
Kinder Morgan Energy Partners LP
09/01/22	3.950%		505,000	484,780
02/15/23	3.450%		1,661,000	1,541,066
05/01/24	4.300%		845,000	803,038
11/01/42	4.700%		180,000	141,402
03/01/43	5.000%		1,947,000	1,606,318
MPLX LP (d)
06/01/25	4.875%		155,000	141,334
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%		2,207,000	1,871,708
10/15/23	3.850%		2,226,000	1,991,101
11/01/24	3.600%		175,000	150,913
06/15/44	4.700%		767,000	572,880
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%		365,000	376,437
TransCanada PipeLines Ltd.
10/16/43	5.000%		145,000	140,180
Transcontinental Gas Pipe Line Co. LLC (d)
02/01/26	7.850%		662,000	757,390

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Midstream (continued)
Williams Partners LP
09/15/45	5.100%	$2,502,000	$1,800,302
Total			16,630,020
Natural Gas 0.1%
NiSource Finance Corp.
02/15/43	5.250%	860,000	978,835
Sempra Energy
04/01/17	2.300%	870,000	875,552
12/01/23	4.050%	495,000	520,340
06/15/24	3.550%	3,675,000	3,729,438
Total			6,104,165
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	1,654,000	823,121
Weatherford International Ltd.
04/15/42	5.950%	60,000	41,700
Total			864,821
Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/17	1.750%	2,190,000	2,200,136
Actavis Funding
03/15/45	4.750%	200,000	210,341
Amgen, Inc.
06/15/16	2.300%	1,720,000	1,724,912
05/15/43	5.375%	827,000	941,794
Total			5,077,183
Property & Casualty 0.1%
Alleghany Corp.
09/15/44	4.900%	720,000	697,092
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	1,334,000	1,443,673
CNA Financial Corp.
05/15/24	3.950%	524,000	520,854
Chubb INA Holdings, Inc.
05/15/24	3.350%	962,000	1,007,656
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	1,005,000	1,094,225
06/15/23	4.250%	1,956,000	2,015,946
08/01/44	4.850%	160,000	153,047
Loews Corp.
04/01/26	3.750%	890,000	907,510
05/15/43	4.125%	490,000	466,775
Total			8,306,778
Refining —%
Marathon Petroleum Corp.
09/15/44	4.750%	1,010,000	808,260

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Refining (continued)
Phillips 66
05/01/17	2.950%	$1,090,000	$1,110,090
Valero Energy Corp.
03/15/45	4.900%	226,000	201,792
Total	2,120,142
Restaurants —%
Yum! Brands, Inc.
11/01/43	5.350%	1,544,000	1,183,090
Retailers —%
CVS Health Corp.
12/05/43	5.300%	195,000	230,230
07/20/45	5.125%	455,000	526,945
Total	757,175
Supermarkets —%
Kroger Co. (The)
04/15/42	5.000%	130,000	147,306
Technology 0.1%
Apple, Inc.
02/23/18	1.300%	1,230,000	1,239,540
01/17/24	1.375%	EUR	505,000	602,074
02/09/45	3.450%	1,353,000	1,221,969
05/13/45	4.375%	154,000	161,248
Hewlett Packard Enterprise Co. (d)
10/15/45	6.350%	1,711,000	1,681,538
International Business Machine Corp.
11/19/19	1.375%	EUR	1,672,000	1,985,712
Oracle Corp.
01/10/21	2.250%	EUR	1,251,000	1,552,725
07/08/44	4.500%	232,000	249,044
05/15/45	4.125%	394,000	402,542
Total	9,096,392
Tobacco —%
Altria Group, Inc.
01/31/44	5.375%	230,000	281,017
Philip Morris International, Inc.
03/04/43	4.125%	145,000	150,105
Total	431,122
Transportation Services —%
ERAC U.S.A. Finance LLC (d)
11/01/25	3.800%	455,000	472,076
02/15/45	4.500%	1,890,000	1,861,771
FedEx Corp.
04/01/46	4.550%	630,000	647,455

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Transportation Services (continued)
Heathrow Funding Ltd. (d)
02/15/23	5.225%	GBP	$841,000	$1,406,377
Total				4,387,679
Wireless —%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%		460,000	463,921
Rogers Communications, Inc.
03/15/23	3.000%		2,374,000	2,399,347
03/15/43	4.500%		385,000	386,968
03/15/44	5.000%		360,000	396,560
Total				3,646,796
Wirelines 0.1%
AT&T, Inc.
08/15/16	2.400%		2,295,000	2,308,908
06/15/45	4.350%		6,547,000	5,997,680
Embarq Corp.
06/01/36	7.995%		40,000	38,618
Orange SA
02/21/17	4.750%	EUR	587,000	695,839
02/06/44	5.500%		155,000	183,870
Verizon Communications, Inc.
11/01/42	3.850%		3,349,000	3,023,213
03/15/55	4.672%		2,320,000	2,227,200
Total				14,475,328
Total Corporate Bonds & Notes (Cost: $209,081,952)				$207,859,659

Residential Mortgage-Backed Securities - Agency 7.1%
Federal National Mortgage Association (e)
04/18/31	2.500%		63,725,000	65,417,695
04/18/31	3.000%		80,785,000	84,382,453
04/18/31- 04/13/46	3.500%		591,000,000	620,967,999
04/13/46	4.000%		60,000,000	64,106,250
Total Residential Mortgage-Backed Securities - Agency (Cost: $831,078,618)				$834,874,397

Issuer	Coupon Rate	Principal Amount		Value

U.S. Treasury Obligations —%
U.S. Treasury
05/15/45	3.000%		$365,000	$393,644
Total U.S. Treasury Obligations (Cost: $357,458)				$393,644

Foreign Government Obligations(c)(f) —%
Norway —%
Avinor AS (d)
04/29/25	1.000%	EUR	800,000	915,138
Total Foreign Government Obligations (Cost: $850,670)				$915,138

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 1.3%
S&P 500 Index
	1,000	1,600.00	12/15/17	$7,225,000
S&P 500 Index
	2,100	1,650.00	12/15/17	17,157,000
S&P 500 Index
	3,841	1,700.00	12/15/17	35,414,020
S&P 500 Index
	5,280	1,800.00	12/15/17	61,617,600
S&P 500 Index
	2,150	1,850.00	12/15/17	28,089,750
Total Options Purchased Puts (Cost: $218,279,908)				$149,503,370

	Shares	Value

Money Market Funds 18.8%
Columbia Short-Term Cash Fund, 0.420% (a)(g)	2,199,168,364	$2,199,168,364
Total Money Market Funds (Cost: $2,199,168,364)		$2,199,168,364
Total Investments (Cost: $12,345,118,048)		$12,491,156,564(h)
Other Assets & Liabilities, Net		(809,726,717)
Net Assets		$11,681,429,847

At March 31, 2016, cash totaling $96,883,468 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	05/11/2016	5,081,000 GBP	7,301,575 USD	3,188	—
State Street	05/11/2016	1,570,000 CAD	1,209,686 USD	773	—
UBS	05/11/2016	12,624,000 EUR	14,392,370 USD	11,319	—
Total				15,280	—

Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	15	JPY	2,019,059	06/2016	—	(2,865)
BP CURRENCY FUT	350	USD	31,440,938	06/2016	320,552	—
CAN 10YR BOND FUT	25	CAD	2,715,688	06/2016	—	(19,385)
DAX INDEX FUTURE	44	EUR	12,516,898	06/2016	—	(36,660)
EURO BUXL 30Y BND	5	EUR	958,908	06/2016	1,344	—
EURO FX CURR FUT	1,300	USD	185,445,000	06/2016	6,089,265	—
EURO STOXX 50	1,941	EUR	64,735,928	06/2016	—	(1,826,333)
EURO-BOBL FUTURE	33	EUR	4,922,896	06/2016	—	(2,096)
EURO-BUND FUTURE	29	EUR	5,389,412	06/2016	5,709	—
EURO-SCHATZ FUT	30	EUR	3,816,004	06/2016	—	(3,905)
FTSE/MIB IDX FUT	109	EUR	10,974,270	06/2016	—	(443,296)
HANG SENG IDX FUT	88	HKD	11,801,814	04/2016	254,913	—
JPN YEN CURR FUT	1,750	USD	194,775,000	06/2016	—	(46,749)
LONG GILT FUTURE	28	GBP	4,874,860	06/2016	30,191	—
mini MSCI EAFE	35	USD	2,844,625	06/2016	—	(13,204)
Russell 2000 Mini	688	USD	76,340,480	06/2016	1,046,318	—
S&P 500 FUTURE	244	USD	125,141,500	06/2016	2,588,596	—
S&P500 EMINI FUT	8,810	USD	903,685,750	06/2016	15,353,648	—
SPI 200 FUTURES	120	AUD	11,650,030	06/2016	—	(217,851)
TOPIX INDX FUTR	1,360	JPY	162,832,645	06/2016	345,014	—
US 5YR NOTE (CBT)	1,622	USD	196,528,110	06/2016	1,058,644	—
US 5YR NOTE (CBT)	428	USD	51,858,219	06/2016	257,228	—
US 5YR NOTE (CBT)	2,200	USD	266,560,939	06/2016	1,590,828	—
US LONG BOND(CBT)	203	USD	33,380,812	06/2016	159,990	—
US LONG BOND(CBT)	25	USD	4,110,938	06/2016	25,222	—
US LONG BOND(CBT)	181	USD	29,763,188	06/2016	—	(61,978)
US ULTRA BOND CBT	203	USD	35,023,844	06/2016	116,855	—
US ULTRA BOND CBT	107	USD	18,460,844	06/2016	—	(19,119)
US ULTRA BOND CBT	1,251	USD	215,836,594	06/2016	—	(3,829,217)
Total			2,670,405,193		29,244,317	(6,522,658)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P/TSX 60 IX FUT	(826)	CAD	(100,105,794)	06/2016	281,345	—
US 10YR NOTE (CBT)	(191)	USD	(24,904,609)	06/2016	3,427	—
US 2YR NOTE (CBT)	(17)	USD	(3,718,750)	06/2016	—	(1,354)
US 2YR NOTE (CBT)	(3,847)	USD	(841,531,250)	06/2016	894,720	—
US LONG BOND(CBT)	(246)	USD	(40,451,625)	06/2016	101,441	—
Total			(1,010,712,028)		1,280,933	(1,354)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,128,346,563	735,123,782	(664,301,981)	—	2,199,168,364	—	2,069,568	2,199,168,364
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	231,555,590	10,154,556	(159,369)	50,873	241,601,650	—	—	291,793,492
Columbia Variable Portfolio – Core Bond Fund, Class 1	142,098,547	398,703	(100,720)	1,567	142,398,097	—	—	144,735,592
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	261,107,243	5,520,523	(171,094)	57,901	266,514,573	—	—	313,259,760
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	184,201,687	—	—	—	184,201,687	—	—	162,306,835
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	584,589,835	582,416	(425,155)	(50,907)	584,696,189	—	—	578,959,136
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	101,071,338	7,703,109	(72,491)	22,215	108,724,171	—	—	132,724,298
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	543,233,079	20,201,811	(325,670)	76,464	563,185,684	—	—	596,279,975
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	182,133,293	2,869,722	(92,806)	(9,300)	184,900,909	—	—	169,920,275
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1	—	1,420,574	—	—	1,420,574	—	—	1,427,804
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1	—	1,420,574	—	—	1,420,574	—	—	1,427,380
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	110,023,269	12,385,676	(70,297)	18,865	122,357,513	—	—	128,708,903
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	142,029,124	7,925,109	(86,461)	18,381	149,886,153	—	—	158,303,043
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	434,565,246	35,601,385	(237,486)	42,223	469,971,368	—	—	434,820,364
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	167,326,742	1,238,641	(114,154)	813	168,452,042	—	—	170,702,005
Variable Portfolio – American Century Diversified Bond Fund, Class 1	567,955,172	3,327,310	(375,119)	(10,206)	570,897,157	—	—	572,971,771
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	53,463,100	296,059	—	—	53,759,159	—	296,060	44,488,579
Variable Portfolio – DFA International Value Fund, Class 1	397,681,304	51,825,739	(211,609)	4,869	449,300,303	—	1,853,512	387,440,169
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	106,956,839	4,499,480	(73,596)	23,967	111,406,690	—	—	134,751,503
Variable Portfolio – Invesco International Growth Fund, Class 1	469,899,969	1,068,664	(360,014)	24,145	470,632,764	—	1,068,664	437,315,511
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	501,787,649	2,946,788	(348,013)	(2,723)	504,383,701	—	—	511,953,501
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	1,697,147	1,419,370	(8,787)	(149)	3,107,581	—	—	3,193,211
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	257,341,980	2,109,441	(171,591)	68,388	259,348,218	—	—	302,633,812
Variable Portfolio – MFS Value Fund, Class 1	144,274,521	3,460,439	(88,048)	11,434	147,658,346	—	—	161,210,152

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – NFJ Dividend Value Fund, Class 1	151,717,816	4,932,997	(87,475)	14,990	156,578,328	—	—	160,160,634
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	127,022,686	7,337,574	(89,263)	31,775	134,302,772	—	—	163,433,697
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	134,258,370	15,092,011	(83,571)	19,623	149,286,433	—	—	153,014,562
Variable Portfolio – Partners Small Cap Value Fund, Class 1	315,709,234	16,427,665	(192,161)	56,412	332,001,150	—	—	351,832,513
Variable Portfolio – Pyramis® International Equity Fund, Class 1	474,151,800	5,336,102	(281,674)	17,296	479,223,524	—	3,041,572	413,162,284
Variable Portfolio – Pyrford International Equity Fund, Class 1	211,448,047	897,417	(420,339)	(42,182)	211,882,943	—	897,417	201,142,424
Variable Portfolio – Sit Dividend Growth Fund, Class 1	274,257,929	5,199,362	(184,192)	63,719	279,336,818	—	—	337,242,473
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	548,124,867	7,159,359	(338,207)	3,930	554,949,949	—	—	566,301,052
Variable Portfolio – Victory Established Value Fund, Class 1	890,613	1,419,911	(4,723)	110	2,305,911	—	—	2,391,044
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	131,083,800	—	(476,056)	140	130,607,884	—	—	131,108,591
Total	10,082,004,399	977,302,269	(669,952,122)	514,633	10,389,869,179	—	9,226,793	10,520,284,709

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $44,732,375 or 0.38% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Exchange-Traded Funds	777,325,647	—	—	777,325,647
Corporate Bonds & Notes	—	207,859,659	—	207,859,659
Residential Mortgage-Backed Securities - Agency	—	834,874,397	—	834,874,397
U.S. Treasury Obligations	393,644	—	—	393,644
Foreign Government Obligations	—	915,138	—	915,138
Options Purchased Puts	149,503,370	—	—	149,503,370
Investments measured at NAV per share practical expedient
Equity Funds	—	—	—	5,312,157,587
Fixed-Income Funds	—	—	—	3,008,958,758
Money Market Funds	—	—	—	2,199,168,364
Total Investments	927,222,661	1,043,649,194	—	12,491,156,564
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	15,280	—	15,280
Futures Contracts	30,525,250	—	—	30,525,250
Liabilities
Futures Contracts	(6,524,012)	—	—	(6,524,012)
Total	951,223,899	1,043,664,474	—	12,515,173,082

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.4%
CONSUMER DISCRETIONARY 22.4%
Auto Components 1.9%
BorgWarner, Inc.	41,690	$1,600,896
Delphi Automotive PLC	56,948	4,272,239
Total		5,873,135
Hotels, Restaurants & Leisure 1.9%
Aramark	35,260	1,167,811
Norwegian Cruise Line Holdings Ltd. (a)	29,079	1,607,778
Six Flags Entertainment Corp.	13,443	745,952
Starwood Hotels & Resorts Worldwide, Inc.	24,680	2,059,053
Total		5,580,594
Household Durables 2.8%
Harman International Industries, Inc.	39,958	3,557,860
Jarden Corp. (a)	35,170	2,073,272
Mohawk Industries, Inc. (a)	14,960	2,855,864
Total		8,486,996
Internet & Catalog Retail 0.6%
Expedia, Inc.	18,037	1,944,749
Media 1.5%
Cinemark Holdings, Inc.	41,663	1,492,785
Interpublic Group of Companies, Inc. (The)	135,467	3,108,968
Total		4,601,753
Multiline Retail 2.2%
Dollar General Corp.	58,170	4,979,352
Macy’s, Inc.	34,400	1,516,696
Total		6,496,048
Specialty Retail 8.9%
Advance Auto Parts, Inc.	9,907	1,588,488
Burlington Stores, Inc. (a)	33,179	1,865,987
Foot Locker, Inc.	68,919	4,445,276
L Brands, Inc.	42,961	3,772,405
Michaels Companies, Inc. (The) (a)	66,914	1,871,585
O’Reilly Automotive, Inc. (a)	16,266	4,451,354
Ross Stores, Inc.	68,429	3,962,039
Tractor Supply Co.	22,897	2,071,263
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,254	1,599,130
Williams-Sonoma, Inc.	21,879	1,197,656
Total		26,825,183
Textiles, Apparel & Luxury Goods 2.6%
Carter’s, Inc.	18,697	1,970,290

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Kate Spade & Co. (a)	35,431	$904,199
PVH Corp.	25,357	2,511,864
Skechers U.S.A., Inc., Class A (a)	77,589	2,362,585
Total		7,748,938
TOTAL CONSUMER DISCRETIONARY		67,557,396
CONSUMER STAPLES 7.4%
Beverages 4.6%
Brown-Forman Corp., Class B	21,297	2,097,116
Coca-Cola Enterprises, Inc.	60,130	3,050,996
Constellation Brands, Inc., Class A	34,248	5,174,530
Dr. Pepper Snapple Group, Inc.	27,160	2,428,647
Monster Beverage Corp. (a)	8,430	1,124,394
Total		13,875,683
Food Products 2.8%
Blue Buffalo Pet Products, Inc. (a)	65,320	1,676,111
Hain Celestial Group, Inc. (The) (a)	35,600	1,456,396
Pilgrim’s Pride Corp. (a)	24,501	622,325
Tyson Foods, Inc., Class A	45,557	3,036,830
WhiteWave Foods Co. (The) (a)	37,586	1,527,495
Total		8,319,157
TOTAL CONSUMER STAPLES		22,194,840
ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
Concho Resources, Inc. (a)	13,716	1,385,865
Whiting Petroleum Corp. (a)	117,250	935,655
Total		2,321,520
TOTAL ENERGY		2,321,520
FINANCIALS 11.0%
Banks 1.8%
Signature Bank (a)	33,468	4,555,664
SVB Financial Group (a)	9,166	935,390
Total		5,491,054
Capital Markets 1.2%
Invesco Ltd.	58,636	1,804,230
T. Rowe Price Group, Inc.	23,850	1,752,021
Total		3,556,251
Diversified Financial Services 2.6%
CBOE Holdings, Inc.	22,872	1,494,228
Intercontinental Exchange, Inc.	8,130	1,911,688

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
McGraw Hill Financial, Inc.	28,421	$2,813,110
Moody’s Corp.	18,428	1,779,408
Total		7,998,434
Insurance 0.9%
Aon PLC	25,745	2,689,065
Real Estate Investment Trusts (REITs) 3.5%
Alexandria Real Estate Equities, Inc.	30,364	2,759,784
Crown Castle International Corp.	49,717	4,300,521
Extra Space Storage, Inc.	38,527	3,600,733
Total		10,661,038
Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A (a)	58,350	1,681,647
Thrifts & Mortgage Finance 0.4%
Radian Group, Inc.	97,300	1,206,520
TOTAL FINANCIALS		33,284,009
HEALTH CARE 13.2%
Biotechnology 2.8%
BioMarin Pharmaceutical, Inc. (a)	40,513	3,341,512
Incyte Corp. (a)	47,084	3,412,177
Medivation, Inc. (a)	37,720	1,734,366
Total		8,488,055
Health Care Equipment & Supplies 4.1%
Align Technology, Inc. (a)	18,925	1,375,658
CR Bard, Inc.	17,599	3,566,789
DENTSPLY SIRONA, Inc.	24,245	1,494,219
DexCom, Inc. (a)	19,431	1,319,559
Edwards Lifesciences Corp. (a)	19,835	1,749,646
IDEXX Laboratories, Inc. (a)	19,557	1,531,704
Intuitive Surgical, Inc. (a)	2,032	1,221,334
Total		12,258,909
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	28,104	2,432,402
Cardinal Health, Inc.	15,236	1,248,590
Centene Corp. (a)	30,251	1,862,554
Henry Schein, Inc. (a)	16,016	2,764,842
Total		8,308,388
Health Care Technology 1.0%
Cerner Corp. (a)	32,187	1,704,624

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology (continued)
IMS Health Holdings, Inc. (a)	54,891	$1,457,356
Total		3,161,980
Life Sciences Tools & Services 0.5%
ICON PLC (a)	19,790	1,486,229
Pharmaceuticals 2.0%
Endo International PLC (a)	49,900	1,404,685
Jazz Pharmaceuticals PLC (a)	17,556	2,291,936
Zoetis, Inc.	50,671	2,246,245
Total		5,942,866
TOTAL HEALTH CARE		39,646,427
INDUSTRIALS 14.1%
Aerospace & Defense 0.6%
Spirit AeroSystems Holdings, Inc., Class A (a)	41,283	1,872,597
Airlines 2.9%
Alaska Air Group, Inc.	50,072	4,106,906
Southwest Airlines Co.	58,930	2,640,064
United Continental Holdings, Inc. (a)	34,898	2,088,994
Total		8,835,964
Building Products 1.4%
AO Smith Corp.	36,800	2,808,208
Fortune Brands Home & Security, Inc.	22,981	1,287,855
Total		4,096,063
Commercial Services & Supplies 0.3%
Stericycle, Inc. (a)	6,120	772,283
Electrical Equipment 2.5%
Acuity Brands, Inc.	9,426	2,056,187
AMETEK, Inc.	75,514	3,774,190
Rockwell Automation, Inc.	15,520	1,765,400
Total		7,595,777
Industrial Conglomerates 1.0%
Roper Technologies, Inc.	16,490	3,013,877
Machinery 2.8%
Ingersoll-Rand PLC	26,924	1,669,558
Middleby Corp. (The) (a)	18,586	1,984,427
Snap-On, Inc.	11,510	1,806,955

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Wabtec Corp.	36,080	$2,860,783
Total		8,321,723
Professional Services 1.3%
Nielsen Holdings PLC	67,959	3,578,721
Verisk Analytics, Inc. (a)	3,969	317,202
Total		3,895,923
Road & Rail 0.7%
JB Hunt Transport Services, Inc.	26,686	2,248,029
Trading Companies & Distributors 0.6%
Fastenal Co.	36,354	1,781,346
TOTAL INDUSTRIALS		42,433,582
INFORMATION TECHNOLOGY 19.3%
Communications Equipment 1.3%
Palo Alto Networks, Inc. (a)	24,297	3,963,813
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	26,444	1,528,992
Internet Software & Services 1.3%
Akamai Technologies, Inc. (a)	27,073	1,504,446
CoStar Group, Inc. (a)	7,757	1,459,635
LinkedIn Corp., Class A (a)	8,048	920,289
Total		3,884,370
IT Services 5.3%
Alliance Data Systems Corp. (a)	10,758	2,366,760
Euronet Worldwide, Inc. (a)	20,254	1,501,024
Fidelity National Information Services, Inc.	43,509	2,754,555
FleetCor Technologies, Inc. (a)	14,785	2,199,269
Gartner, Inc. (a)	16,816	1,502,510
Jack Henry & Associates, Inc.	17,330	1,465,598
Vantiv, Inc., Class A (a)	48,014	2,586,994
WEX, Inc. (a)	19,528	1,627,854
Total		16,004,564
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc.	15,580	922,180
Lam Research Corp.	37,676	3,112,038
Linear Technology Corp.	32,920	1,466,915
Microchip Technology, Inc.	29,114	1,403,295
Skyworks Solutions, Inc.	40,746	3,174,113

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
SunPower Corp. (a)	32,565	$727,502
Total		10,806,043
Software 7.3%
Activision Blizzard, Inc.	92,678	3,136,223
Citrix Systems, Inc. (a)	19,908	1,564,371
Electronic Arts, Inc. (a)	68,597	4,534,948
Intuit, Inc.	38,909	4,046,925
Red Hat, Inc. (a)	43,145	3,214,734
ServiceNow, Inc. (a)	32,807	2,007,132
Tableau Software, Inc., Class A (a)	20,049	919,648
Tyler Technologies, Inc. (a)	5,791	744,780
Ultimate Software Group, Inc. (The) (a)	9,910	1,917,585
Total		22,086,346
TOTAL INFORMATION TECHNOLOGY		58,274,128
MATERIALS 6.2%
Chemicals 3.5%
CF Industries Holdings, Inc.	67,200	2,106,048
Eastman Chemical Co.	22,417	1,619,180
Sherwin-Williams Co. (The)	14,324	4,077,613
Westlake Chemical Corp.	57,305	2,653,221
Total		10,456,062
Containers & Packaging 2.7%
International Paper Co.	81,964	3,363,803
Sealed Air Corp.	70,516	3,385,473
Westrock Co.	37,579	1,466,708
Total		8,215,984
TOTAL MATERIALS		18,672,046
Total Common Stocks (Cost: $259,878,539)		$284,383,948

	Shares	Value

Exchange-Traded Funds 0.5%
SPDR S&P Biotech ETF	29,550	$1,526,553
Total Exchange-Traded Funds (Cost: $1,435,778)		$1,526,553

Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	10,853,340	10,853,340
Total Money Market Funds (Cost: $10,853,340)		$10,853,340
Total Investments
(Cost: $272,167,657)		$296,763,841(d)
Other Assets & Liabilities, Net		4,494,669
Net Assets		$301,258,510

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,981,994	31,473,374	(33,602,028)	10,853,340	7,972	10,853,340

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	67,557,396	—	—	67,557,396
Consumer Staples	22,194,840	—	—	22,194,840
Energy	2,321,520	—	—	2,321,520
Financials	33,284,009	—	—	33,284,009
Health Care	39,646,427	—	—	39,646,427
Industrials	42,433,582	—	—	42,433,582
Information Technology	58,274,128	—	—	58,274,128
Materials	18,672,046	—	—	18,672,046
Total Common Stocks	284,383,948	—	—	284,383,948
Exchange-Traded Funds	1,526,553	—	—	1,526,553
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	10,853,340
Total Investments	285,910,501	—	—	296,763,841

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.0%
CONSUMER DISCRETIONARY 10.4%
Auto Components 1.1%
Gentex Corp.	86,025	$1,349,732
Diversified Consumer Services 1.3%
Houghton Mifflin Harcourt Co. (a)	53,041	1,057,638
ServiceMaster Global Holdings, Inc. (a)	14,325	539,766
Total		1,597,404
Hotels, Restaurants & Leisure 2.4%
Aramark	36,275	1,201,428
Royal Caribbean Cruises Ltd.	22,960	1,886,164
Total		3,087,592
Household Durables 3.1%
D.R. Horton, Inc.	49,200	1,487,316
Mohawk Industries, Inc. (a)	7,175	1,369,707
Whirlpool Corp.	5,900	1,064,006
Total		3,921,029
Media 1.1%
DISH Network Corp., Class A (a)	12,125	560,903
Sinclair Broadcast Group, Inc., Class A	28,150	865,612
Total		1,426,515
Specialty Retail 1.4%
Burlington Stores, Inc. (a)	13,525	760,646
Signet Jewelers Ltd.	8,500	1,054,255
Total		1,814,901
TOTAL CONSUMER DISCRETIONARY		13,197,173
CONSUMER STAPLES 4.8%
Beverages 1.3%
Dr. Pepper Snapple Group, Inc.	6,125	547,698
Molson Coors Brewing Co., Class B	11,113	1,068,848
Total		1,616,546
Food Products 3.5%
Hershey Co. (The)	12,525	1,153,427
JM Smucker Co. (The)	14,307	1,857,621
Tyson Foods, Inc., Class A	21,891	1,459,254
Total		4,470,302
TOTAL CONSUMER STAPLES		6,086,848
ENERGY 7.1%
Energy Equipment & Services 1.8%
Helmerich & Payne, Inc.	10,475	615,092
Oceaneering International, Inc.	17,575	584,193

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Superior Energy Services, Inc.	37,700	$504,803
Weatherford International PLC (a)	80,700	627,846
Total		2,331,934
Oil, Gas & Consumable Fuels 5.3%
Cabot Oil & Gas Corp.	37,225	845,380
Cimarex Energy Co.	12,975	1,262,078
Hess Corp.	24,475	1,288,609
Marathon Petroleum Corp.	24,450	909,051
Newfield Exploration Co. (a)	18,950	630,087
Noble Energy, Inc.	55,313	1,737,381
Total		6,672,586
TOTAL ENERGY		9,004,520
FINANCIALS 27.9%
Banks 5.3%
BankUnited, Inc.	39,250	1,351,770
Fifth Third Bancorp	165,060	2,754,851
M&T Bank Corp.	23,991	2,663,001
Total		6,769,622
Capital Markets 2.1%
E*TRADE Financial Corp. (a)	62,325	1,526,339
Northern Trust Corp.	17,875	1,164,914
Total		2,691,253
Consumer Finance 2.4%
Synchrony Financial (a)	107,729	3,087,513
Diversified Financial Services 1.4%
Voya Financial, Inc.	59,525	1,772,059
Insurance 5.7%
Allstate Corp. (The)	20,650	1,391,191
Aon PLC	16,650	1,739,093
Hartford Financial Services Group, Inc. (The)	53,727	2,475,740
Lincoln National Corp.	42,377	1,661,178
Total		7,267,202
Real Estate Investment Trusts (REITs) 10.3%
Camden Property Trust	14,825	1,246,634
Extra Space Storage, Inc.	10,091	943,105
Host Hotels & Resorts, Inc.	106,025	1,770,617
Outfront Media, Inc.	28,476	600,844
ProLogis, Inc.	32,325	1,428,119
SL Green Realty Corp.	17,000	1,646,960

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	17,925	$1,276,798
UDR, Inc.	53,600	2,065,208
Welltower, Inc.	30,275	2,099,268
Total		13,077,553
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (a)	29,325	845,147
TOTAL FINANCIALS		35,510,349
HEALTH CARE 6.9%
Health Care Equipment & Supplies 4.6%
Boston Scientific Corp. (a)	88,825	1,670,799
Teleflex, Inc.	12,411	1,948,651
Zimmer Biomet Holdings, Inc.	20,694	2,206,601
Total		5,826,051
Health Care Providers & Services 0.7%
WellCare Health Plans, Inc. (a)	10,250	950,687
Life Sciences Tools & Services 0.8%
PAREXEL International Corp. (a)	15,425	967,610
Pharmaceuticals 0.8%
Mallinckrodt PLC (a)	17,300	1,060,144
TOTAL HEALTH CARE		8,804,492
INDUSTRIALS 8.5%
Aerospace & Defense 0.9%
Textron, Inc.	31,925	1,163,986
Airlines 1.0%
United Continental Holdings, Inc. (a)	21,863	1,308,719
Commercial Services & Supplies 1.5%
Republic Services, Inc.	41,425	1,973,901
Industrial Conglomerates 1.6%
Carlisle Companies, Inc.	19,925	1,982,538
Machinery 2.8%
Ingersoll-Rand PLC	36,450	2,260,264

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Xylem, Inc.	30,800	$1,259,720
Total		3,519,984
Trading Companies & Distributors 0.7%
AerCap Holdings NV (a)	23,300	903,108
TOTAL INDUSTRIALS		10,852,236
INFORMATION TECHNOLOGY 8.0%
Communications Equipment 1.3%
F5 Networks, Inc. (a)	4,800	508,080
Harris Corp.	14,223	1,107,403
Total		1,615,483
Electronic Equipment, Instruments & Components 1.5%
Arrow Electronics, Inc. (a)	14,450	930,725
FLIR Systems, Inc.	30,850	1,016,507
Total		1,947,232
IT Services 0.2%
Leidos Holdings, Inc.	4,669	234,944
Semiconductors & Semiconductor Equipment 2.5%
Applied Materials, Inc.	48,350	1,024,053
Lam Research Corp.	7,925	654,605
NVIDIA Corp.	9,625	342,939
NXP Semiconductors NV (a)	8,025	650,587
Skyworks Solutions, Inc.	6,800	529,720
Total		3,201,904
Software 2.5%
Activision Blizzard, Inc.	51,175	1,731,762
Electronic Arts, Inc. (a)	12,175	804,889
Synopsys, Inc. (a)	12,875	623,665
Total		3,160,316
TOTAL INFORMATION TECHNOLOGY		10,159,879
MATERIALS 7.5%
Chemicals 2.7%
Albemarle Corp.	17,225	1,101,194
Ashland, Inc.	8,150	896,174
PPG Industries, Inc.	12,830	1,430,417
Total		3,427,785
Construction Materials 0.7%
Summit Materials, Inc., Class A (a)	45,678	888,437

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 2.5%
Bemis Co., Inc.	23,900	$1,237,542
Packaging Corp. of America	10,250	619,100
Sealed Air Corp.	27,961	1,342,408
Total		3,199,050
Metals & Mining 1.6%
Steel Dynamics, Inc.	90,775	2,043,345
TOTAL MATERIALS		9,558,617
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
SBA Communications Corp., Class A (a)	11,625	1,164,476
TOTAL TELECOMMUNICATION SERVICES		1,164,476
UTILITIES 11.0%
Electric Utilities 9.2%
Edison International	36,925	2,654,538
Great Plains Energy, Inc.	83,250	2,684,812
Pinnacle West Capital Corp.	27,125	2,036,274
Portland General Electric Co.	55,075	2,174,912
PPL Corp.	55,425	2,110,030
Total		11,660,566
Gas Utilities 0.4%
AGL Resources, Inc.	8,376	545,613

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.4%
CMS Energy Corp.	40,850	$1,733,674
TOTAL UTILITIES		13,939,853
Total Common Stocks (Cost: $110,048,942)		$118,278,443

Convertible Preferred Stocks 0.9%
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Hess Corp., 8.000%	17,066	1,150,590
TOTAL ENERGY		1,150,590
Total Convertible Preferred Stocks (Cost: $853,300)		$1,150,590

	Shares	Value

Money Market Funds 5.9%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	7,568,513	$7,568,513
Total Money Market Funds (Cost: $7,568,513)		$7,568,513
Total Investments
(Cost: $118,470,755)		$126,997,546(d)
Other Assets & Liabilities, Net		311,910
Net Assets		$127,309,456

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,785,577	9,200,450	(5,417,514)	7,568,513	2,812	7,568,513

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	13,197,173	—	—	13,197,173
Consumer Staples	6,086,848	—	—	6,086,848
Energy	9,004,520	—	—	9,004,520
Financials	35,510,349	—	—	35,510,349
Health Care	8,804,492	—	—	8,804,492
Industrials	10,852,236	—	—	10,852,236
Information Technology	10,159,879	—	—	10,159,879
Materials	9,558,617	—	—	9,558,617
Telecommunication Services	1,164,476	—	—	1,164,476
Utilities	13,939,853	—	—	13,939,853
Total Common Stocks	118,278,443	—	—	118,278,443
Convertible Preferred Stocks
Energy	1,150,590	—	—	1,150,590
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	7,568,513
Total Investments	119,429,033	—	—	126,997,546

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select International Equity Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
AUSTRALIA 3.3%
Ansell Ltd.	588,946	$7,784,331
CSL Ltd.	97,108	7,546,404
Total		15,330,735
BELGIUM 2.5%
Anheuser-Busch InBev SA/NV	92,141	11,454,559
BRAZIL 0.4%
Kroton Educacional SA	625,700	1,997,702
CHINA 0.6%
Sinopharm Group Co. Class H	664,400	3,002,591
DENMARK 2.0%
Novo Nordisk A/S, Class B	175,012	9,492,901
FRANCE 6.8%
Airbus Group SE	191,452	12,711,734
L’Oreal SA	44,459	7,965,378
Schneider Electric SE	175,600	11,097,736
Total		31,774,848
GERMANY 11.9%
Allianz SE, Registered Shares	53,493	8,701,320
Bayer AG, Registered Shares	109,768	12,902,685
Brenntag AG	129,599	7,403,028
Continental AG	62,932	14,322,062
Linde AG	45,778	6,670,224
TUI AG	354,710	5,535,709
Total		55,535,028
HONG KONG 4.5%
AIA Group Ltd.	2,353,400	13,376,781
HKT Trust & HKT Ltd.	5,731,000	7,890,205
Total		21,266,986
INDONESIA 1.8%
PT Bank Rakyat Indonesia Persero Tbk	9,685,900	8,335,158
IRELAND 3.8%
Bank of Ireland (a)	37,564,096	10,899,765
CRH PLC	239,235	6,759,358
Total		17,659,123

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 24.7%
Alps Electric Co., Ltd.	277,400	$4,840,388
Capcom Co., Ltd.	501,300	12,213,074
Dentsu, Inc.	241,300	12,105,175
FANUC Corp.	29,100	4,506,675
Hitachi High-Technologies Corp.	221,800	6,243,871
Japan Exchange Group, Inc.	589,000	9,010,617
Mazda Motor Corp.	255,500	3,965,828
Mitsubishi UFJ Financial Group, Inc.	1,837,900	8,516,104
Nomura Holdings, Inc.	890,300	3,976,392
OSG Corp.	319,900	5,966,310
Rakuten, Inc.	607,900	5,868,036
SCSK Corp.	226,700	8,861,660
Sekisui Chemical Co., Ltd.	697,800	8,590,587
Shimano, Inc.	35,000	5,488,941
Tadano Ltd.	776,000	7,200,892
Yaskawa Electric Corp.	694,800	8,012,875
Total		115,367,425
NETHERLANDS 4.1%
ASML Holding NV	145,508	14,782,404
ING Groep NV-CVA	380,527	4,602,807
Total		19,385,211
SPAIN 2.3%
Industria de Diseno Textil SA	319,047	10,733,382
SWITZERLAND 5.9%
Roche Holding AG, Genusschein Shares	51,687	12,723,533
UBS AG	908,509	14,635,541
Total		27,359,074
UNITED KINGDOM 23.4%
3i Group PLC	1,696,944	11,123,538
AstraZeneca PLC	123,248	6,980,498
Berendsen PLC	730,222	12,616,833
BT Group PLC	1,400,364	8,859,652
Diageo PLC	370,072	10,000,466
GKN PLC	804,341	3,336,316
Hays PLC	3,921,825	6,815,589
Legal & General Group PLC	2,138,125	7,222,711
Rio Tinto PLC	179,915	5,053,066
Royal Dutch Shell PLC, Class A	532,849	12,939,056
Unilever PLC	330,890	14,981,957

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Wolseley PLC	168,954	$9,558,379
Total		109,488,061
Total Common Stocks (Cost: $456,053,983)		$458,182,784

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	5,546,129	$5,546,129
Total Money Market Funds (Cost: $5,546,129)		$5,546,129
Total Investments
(Cost: $461,600,112) (d)		$463,728,913(e)
Other Assets & Liabilities, Net		3,688,994
Net Assets		$467,417,907

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,180,068	169,769,876	(169,403,815)	5,546,129	7,807	5,546,129

(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $461,600,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,875,000
Unrealized Depreciation	(24,746,000)
Net Unrealized Appreciation	$2,129,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	15,330,735	—	15,330,735
Belgium	—	11,454,559	—	11,454,559
Brazil	1,997,702	—	—	1,997,702
China	—	3,002,591	—	3,002,591
Denmark	—	9,492,901	—	9,492,901
France	—	31,774,848	—	31,774,848
Germany	—	55,535,028	—	55,535,028
Hong Kong	—	21,266,986	—	21,266,986
Indonesia	—	8,335,158	—	8,335,158
Ireland	—	17,659,123	—	17,659,123
Japan	—	115,367,425	—	115,367,425
Netherlands	—	19,385,211	—	19,385,211
Spain	—	10,733,382	—	10,733,382
Switzerland	—	27,359,074	—	27,359,074
United Kingdom	—	109,488,061	—	109,488,061
Total Common Stocks	1,997,702	456,185,082	—	458,182,784

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	5,546,129
Total Investments	1,997,702	456,185,082	—	463,728,913

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
CONSUMER DISCRETIONARY 5.3%
Multiline Retail 1.8%
Nordstrom, Inc.	250,000	$14,302,500
Specialty Retail 3.5%
Lowe’s Companies, Inc.	375,000	28,406,250
TOTAL CONSUMER DISCRETIONARY		42,708,750
CONSUMER STAPLES 12.4%
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	85,000	13,394,300
Food Products 4.2%
Tyson Foods, Inc., Class A	505,000	33,663,300
Tobacco 6.6%
Altria Group, Inc.	418,000	26,191,880
Philip Morris International, Inc.	275,000	26,980,250
Total		53,172,130
TOTAL CONSUMER STAPLES		100,229,730
ENERGY 11.3%
Energy Equipment & Services 2.1%
Halliburton Co.	484,000	17,288,480
Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	352,074	16,396,086
Chevron Corp.	128,475	12,256,515
Marathon Oil Corp.	450,000	5,013,000
Marathon Petroleum Corp.	396,500	14,741,870
Valero Energy Corp.	310,000	19,883,400
Williams Companies, Inc. (The)	365,000	5,865,550
Total		74,156,421
TOTAL ENERGY		91,444,901
FINANCIALS 22.5%
Banks 12.1%
Bank of America Corp.	2,200,000	29,744,000
Citigroup, Inc.	550,000	22,962,500
JPMorgan Chase & Co.	371,500	22,000,230
Wells Fargo & Co.	475,000	22,971,000
Total		97,677,730

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets 2.5%
Morgan Stanley	800,000	$20,008,000
Insurance 7.9%
MetLife, Inc.	450,000	19,773,000
Prudential Financial, Inc.	290,000	20,943,800
Unum Group	750,000	23,190,000
Total		63,906,800
TOTAL FINANCIALS		181,592,530
HEALTH CARE 10.3%
Health Care Equipment & Supplies 1.0%
Baxter International, Inc.	195,000	8,010,600
Health Care Providers & Services 6.1%
Express Scripts Holding Co. (a)	240,000	16,485,600
Humana, Inc.	180,000	32,931,000
Total		49,416,600
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	400,000	25,552,000
TOTAL HEALTH CARE		82,979,200
INDUSTRIALS 8.5%
Aerospace & Defense 5.3%
Honeywell International, Inc.	230,000	25,771,500
United Technologies Corp.	171,500	17,167,150
Total		42,938,650
Road & Rail 3.2%
CSX Corp.	550,000	14,162,500
Union Pacific Corp.	150,000	11,932,500
Total		26,095,000
TOTAL INDUSTRIALS		69,033,650
INFORMATION TECHNOLOGY 11.8%
Communications Equipment 2.5%
Juniper Networks, Inc.	800,000	20,408,000
Electronic Equipment, Instruments & Components 2.9%
Corning, Inc.	1,100,000	22,979,000

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.1%
Teradata Corp. (a)	640,000	$16,793,600
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	1,650,000	34,947,000
TOTAL INFORMATION TECHNOLOGY		95,127,600
MATERIALS 2.0%
Chemicals 2.0%
FMC Corp.	400,000	16,148,000
TOTAL MATERIALS		16,148,000
TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 4.9%
Verizon Communications, Inc.	730,000	39,478,400
TOTAL TELECOMMUNICATION SERVICES		39,478,400
UTILITIES 8.1%
Electric Utilities 4.5%
NextEra Energy, Inc.	310,000	36,685,400

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers 3.6%
AES Corp. (The)	2,450,000	$28,910,000
TOTAL UTILITIES		65,595,400
Total Common Stocks (Cost: $624,599,758)		$784,338,161

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	24,991,809	$24,991,809
Total Money Market Funds (Cost: $24,991,809)		$24,991,809
Total Investments
(Cost: $649,591,567)		$809,329,970(d)
Other Assets & Liabilities, Net		(1,805,643)
Net Assets		$807,524,327

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,843,248	64,002,887	(42,854,326)	24,991,809	25,727	24,991,809

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	42,708,750	—	—	42,708,750
Consumer Staples	100,229,730	—	—	100,229,730
Energy	91,444,901	—	—	91,444,901
Financials	181,592,530	—	—	181,592,530
Health Care	82,979,200	—	—	82,979,200
Industrials	69,033,650	—	—	69,033,650
Information Technology	95,127,600	—	—	95,127,600
Materials	16,148,000	—	—	16,148,000
Telecommunication Services	39,478,400	—	—	39,478,400
Utilities	65,595,400	—	—	65,595,400
Total Common Stocks	784,338,161	—	—	784,338,161
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	24,991,809
Total Investments	784,338,161	—	—	809,329,970

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.1%
CONSUMER DISCRETIONARY 17.1%
Auto Components 3.2%
American Axle & Manufacturing Holdings, Inc. (a)	140,000	$2,154,600
Motorcar Parts of America, Inc. (a)	73,206	2,780,364
Total		4,934,964
Diversified Consumer Services 1.6%
Sotheby’s	90,000	2,405,700
Hotels, Restaurants & Leisure 2.1%
Texas Roadhouse, Inc.	75,000	3,268,500
Household Durables 5.6%
Beazer Homes USA, Inc. (a)	223,711	1,950,760
Lennar Corp., Class A	70,000	3,385,200
William Lyon Homes, Inc. Class A (a)	218,947	3,172,542
Total		8,508,502
Specialty Retail 1.9%
Conn’s, Inc. (a)	116,233	1,448,263
Vitamin Shoppe, Inc. (a)	45,000	1,393,200
Total		2,841,463
Textiles, Apparel & Luxury Goods 2.7%
Hanesbrands, Inc.	145,000	4,109,300
TOTAL CONSUMER DISCRETIONARY		26,068,429
CONSUMER STAPLES 5.0%
Food Products 3.7%
Dean Foods Co.	150,000	2,598,000
WhiteWave Foods Co. (The)	73,500	2,987,040
Total		5,585,040
Personal Products 1.3%
Herbalife Ltd. (a)	32,500	2,000,700
TOTAL CONSUMER STAPLES		7,585,740
ENERGY 3.5%
Energy Equipment & Services 3.5%
Exterran Corp. (a)	98,500	1,522,810
Superior Energy Services, Inc.	100,000	1,339,000
Tetra Technologies, Inc. (a)	375,000	2,381,250
Total		5,243,060
TOTAL ENERGY		5,243,060

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 18.1%
Banks 2.0%
Opus Bank	91,076	$3,096,584
Insurance 10.0%
Endurance Specialty Holdings Ltd.	47,500	3,103,650
Hanover Insurance Group, Inc. (The)	37,000	3,338,140
Lincoln National Corp.	70,000	2,744,000
National General Holdings Corp.	115,794	2,499,993
State National Companies, Inc.	275,000	3,465,000
Total		15,150,783
Real Estate Investment Trusts (REITs) 3.5%
Gaming and Leisure Properties, Inc.	90,000	2,782,800
Ladder Capital Corp., Class A	206,489	2,570,788
Total		5,353,588
Thrifts & Mortgage Finance 2.6%
BofI Holding, Inc. (a)	184,000	3,926,560
TOTAL FINANCIALS		27,527,515
HEALTH CARE 12.7%
Biotechnology 2.1%
Ligand Pharmaceuticals, Inc. (a)	30,000	3,212,700
Health Care Equipment & Supplies 3.6%
Analogic Corp.	38,546	3,045,519
DENTSPLY SIRONA, Inc.	40,000	2,465,200
Total		5,510,719
Health Care Providers & Services 5.0%
PharMerica Corp. (a)	150,000	3,316,500
WellCare Health Plans, Inc. (a)	45,000	4,173,750
Total		7,490,250
Pharmaceuticals 2.0%
Impax Laboratories, Inc. (a)	95,000	3,041,900
TOTAL HEALTH CARE		19,255,569
INDUSTRIALS 11.6%
Aerospace & Defense 2.2%
Cubic Corp.	85,000	3,396,600
Airlines 3.2%
United Continental Holdings, Inc. (a)	80,000	4,788,800

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 2.3%
Waste Connections, Inc.	55,000	$3,552,450
Electrical Equipment 1.3%
EnerSys	35,000	1,950,200
Road & Rail 2.6%
Swift Transportation Co. (a)	210,000	3,912,300
TOTAL INDUSTRIALS		17,600,350
INFORMATION TECHNOLOGY 16.0%
Communications Equipment 5.6%
Calix, Inc. (a)	473,481	3,356,980
Extreme Networks, Inc. (a)	1,250,000	3,887,500
Viavi Solutions, Inc. (a)	190,000	1,303,400
Total		8,547,880
Electronic Equipment, Instruments & Components 1.8%
Belden, Inc.	45,000	2,762,100
IT Services 3.7%
CACI International, Inc., Class A (a)	35,000	3,734,500
EPAM Systems, Inc. (a)	24,000	1,792,080
Total		5,526,580
Semiconductors & Semiconductor Equipment 2.0%
Ultratech, Inc. (a)	139,707	3,051,201
Software 2.9%
BroadSoft, Inc. (a)	110,000	4,438,500
TOTAL INFORMATION TECHNOLOGY		24,326,261
MATERIALS 7.7%
Chemicals 5.6%
Ferro Corp. (a)	303,201	3,598,996
Minerals Technologies, Inc.	87,500	4,974,375
Total		8,573,371

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 2.1%
Owens-Illinois, Inc. (a)	200,000	$3,192,000
TOTAL MATERIALS		11,765,371
TELECOMMUNICATION SERVICES 4.4%
Diversified Telecommunication Services 1.0%
Globalstar, Inc. (a)	1,000,000	1,470,000
Wireless Telecommunication Services 3.4%
Telephone & Data Systems, Inc.	175,000	5,265,750
TOTAL TELECOMMUNICATION SERVICES		6,735,750
Total Common Stocks (Cost: $111,485,991)		$146,108,045

Limited Partnerships 1.8%

ENERGY 1.8%
Oil, Gas & Consumable Fuels 1.8%
Sunoco LP	85,000	2,816,050
TOTAL ENERGY		2,816,050
Total Limited Partnerships (Cost: $3,090,519)		$2,816,050

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	3,342,463	$3,342,463
Total Money Market Funds (Cost: $3,342,463)		$3,342,463
Total Investments
(Cost: $117,918,973)		$152,266,558(d)
Other Assets & Liabilities, Net		(199,260)
Net Assets		$152,067,298

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,872,590	13,444,858	(12,974,985)	3,342,463	2,110	3,342,463

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	26,068,429	—	—	26,068,429
Consumer Staples	7,585,740	—	—	7,585,740
Energy	5,243,060	—	—	5,243,060
Financials	27,527,515	—	—	27,527,515
Health Care	19,255,569	—	—	19,255,569
Industrials	17,600,350	—	—	17,600,350
Information Technology	24,326,261	—	—	24,326,261
Materials	11,765,371	—	—	11,765,371
Telecommunication Services	6,735,750	—	—	6,735,750
Total Common Stocks	146,108,045	—	—	146,108,045
Limited Partnerships
Energy	2,816,050	—	—	2,816,050
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	3,342,463
Total Investments	148,924,095	—	—	152,266,558

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
ISRAEL 3.1%
Check Point Software Technologies Ltd. (a)	23,631	$2,067,004
CyberArk Software Ltd. (a)	17,500	746,025
Mellanox Technologies Ltd. (a)	14,900	809,517
Total		3,622,546
JAPAN 0.3%
Mabuchi Motor Co., Ltd.	7,600	353,586
NETHERLANDS 3.1%
AVG Technologies NV (a)	98,557	2,045,057
Mobileye NV (a)	6,300	234,927
NXP Semiconductors NV (a)	17,840	1,446,289
Total		3,726,273
SINGAPORE 7.0%
Broadcom Ltd.	53,044	8,195,298
UNITED KINGDOM 0.5%
Mimecast Ltd. (a)	61,910	602,384
UNITED STATES 84.7%
Activision Blizzard, Inc.	23,627	799,538
Advanced Energy Industries, Inc. (a)	57,999	2,017,785
Alphabet, Inc., Class A (a)	3,200	2,441,280
Alphabet, Inc., Class C (a)	3,809	2,837,515
Apple, Inc.	49,400	5,384,106
Arista Networks, Inc. (a)	23,787	1,500,960
Arris International PLC (a)	13,600	311,712
Cavium, Inc. (a)	23,370	1,429,309
Cisco Systems, Inc.	84,500	2,405,715
CommVault Systems, Inc. (a)	2,800	120,876
CPI Card Group, Inc.	89,241	735,346
CSRA, Inc.	27,500	739,750
Cypress Semiconductor Corp.	149,567	1,295,250
eBay, Inc. (a)	17,700	422,322
Electronics for Imaging, Inc. (a)	37,544	1,591,490
EMC Corp.	17,900	477,035
Euronet Worldwide, Inc. (a)	9,335	691,817
F5 Networks, Inc. (a)	10,200	1,079,670
Facebook, Inc., Class A (a)	13,400	1,528,940
Fidelity National Information Services, Inc.	16,500	1,044,615
Fortinet, Inc. (a)	40,800	1,249,704

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Hewlett Packard Enterprise Co.	33,000	$585,090
Integrated Device Technology, Inc. (a)	17,700	361,788
Lam Research Corp.	125,100	10,333,260
Lattice Semiconductor Corp. (a)	261,875	1,487,450
LifeLock, Inc. (a)	161,000	1,943,270
Mattson Technology, Inc. (a)	287,105	1,047,933
Maxim Integrated Products, Inc.	111,500	4,100,970
Microsemi Corp. (a)	73,501	2,815,823
Nuance Communications, Inc. (a)	95,553	1,785,886
ON Semiconductor Corp. (a)	156,800	1,503,712
Oracle Corp.	20,100	822,291
Palo Alto Networks, Inc. (a)	4,800	783,072
PTC, Inc. (a)	8,100	268,596
Q2 Holdings, Inc. (a)	8,200	197,128
Qorvo, Inc. (a)	97,191	4,899,398
Rovi Corp. (a)	162,500	3,332,875
Salesforce.com, Inc. (a)	14,105	1,041,372
ServiceNow, Inc. (a)	3,400	208,012
Skyworks Solutions, Inc.	44,380	3,457,202
Splunk, Inc. (a)	7,200	352,296
Synaptics, Inc. (a)	75,592	6,027,706
Synopsys, Inc. (a)	179,431	8,691,638
Teradyne, Inc.	259,068	5,593,278
Travelport Worldwide Ltd.	120,616	1,647,615
Veeva Systems Inc., Class A (a)	35,200	881,408
Verint Systems, Inc. (a)	19,601	654,281
Visa, Inc., Class A	38,400	2,936,832
Western Digital Corp.	26,300	1,242,412
Xactly Corp. (a)	51,324	351,569
Total		99,458,898
Total Common Stocks (Cost: $98,351,534)		$115,958,985

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	1,587,875	$1,587,875
Total Money Market Funds (Cost: $1,587,875)		$1,587,875
Total Investments
(Cost: $99,939,409) (d)		$117,546,860(e)
Other Assets & Liabilities, Net		(140,067)
Net Assets		$117,406,793

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	134,616	11,776,741	(10,323,482)	1,587,875	2,273	1,587,875

(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $99,939,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,058,000
Unrealized Depreciation	(2,450,000)
Net Unrealized Appreciation	$17,608,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Israel	3,622,546	—	—	3,622,546
Japan	—	353,586	—	353,586
Netherlands	3,726,273	—	—	3,726,273
Singapore	8,195,298	—	—	8,195,298
United Kingdom	602,384	—	—	602,384
United States	99,458,898	—	—	99,458,898
Total Common Stocks	115,605,399	353,586	—	115,958,985
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	1,587,875
Total Investments	115,605,399	353,586	—	117,546,860

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – U.S. Government Mortgage Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 98.2%
Federal Home Loan Mortgage Corp.
06/01/16	7.000%	$6	$6
04/01/17	6.500%	27,813	28,239
08/01/17-09/01/19	5.500%	127,986	133,166
03/01/18-09/01/37	6.000%	108,939	121,276
06/01/21-02/01/46	3.500%	152,494,902	160,538,147
10/01/23-10/01/40	5.000%	18,851,713	20,671,897
07/01/39-08/01/41	4.500%	15,110,202	16,632,021
03/01/42-08/01/44	4.000%	28,678,287	30,822,515
11/01/42	3.000%	19,468,028	20,035,163
Federal Home Loan Mortgage Corp. (a)
01/01/37	2.490%	227,679	238,373
09/01/37	2.614%	278,843	291,535
CMO Series 4119 Class SP
10/15/42	2.322%	2,381,316	2,483,727
Federal Home Loan Mortgage Corp. (a)(b)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.564%	36,360,395	8,158,243
CMO IO STRIPS Series 309 Class S4
08/15/43	5.534%	8,554,131	1,928,262
CMO IO STRIPS Series 326 Class S1
03/15/44	5.564%	4,255,923	989,442
CMO IO STRIPS Series 337 Class S1
09/15/44	5.614%	15,727,741	3,880,428
CMO IO Series 264 Class S1
07/15/42	5.514%	18,880,649	4,044,152
CMO IO Series 272 Class S1
08/15/42	5.564%	16,186,558	3,645,788
CMO IO Series 311 Class S1
08/15/43	5.514%	12,657,837	2,569,171
CMO IO Series 318 Class S1
11/15/43	5.514%	23,077,042	5,833,881
CMO IO Series 336 Class 30
08/15/44	5.614%	13,273,462	3,118,195
CMO IO Series 3453 Class W
12/15/32	6.973%	873,471	177,730
CMO IO Series 3630 Class AI
03/15/17	1.931%	710,547	10,111
CMO IO Series 4068 Class GI
09/15/36	1.820%	12,416,654	941,819
CMO IO Series 4083 Class CS
12/15/38	6.214%	10,349,609	1,408,799
CMO IO Series 4094 Class SY
08/15/42	5.644%	11,472,628	2,738,033
CMO IO Series 4174 Class SB
05/15/39	5.764%	18,098,545	2,719,893
CMO IO Series 4175 Class ES
06/15/38	5.714%	9,197,765	1,020,125
CMO IO Series 4183 Class AS
04/15/39	5.714%	8,551,353	1,305,917
CMO IO Series 4223 Class DS
12/15/38	5.664%	5,831,514	826,878

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 4286 Class NS
12/15/43	5.464%	$7,936,676	$1,846,695
Federal Home Loan Mortgage Corp. (b)
CMO IO Series 266 Class IO
07/15/42	4.000%	10,786,294	2,178,928
CMO IO Series 267 Class IO
08/15/42	4.000%	9,332,311	1,881,327
CMO IO Series 329 Class C5
06/15/43	3.500%	11,033,051	1,870,320
CMO IO Series 4120 Class AI
11/15/39	3.500%	6,964,989	757,427
CMO IO Series 4121 Class IA
01/15/41	3.500%	6,908,688	1,081,480
CMO IO Series 4122 Class JI
12/15/40	4.000%	10,324,431	1,081,797
CMO IO Series 4139 Class CI
05/15/42	3.500%	4,215,361	588,845
CMO IO Series 4147 Class CI
01/15/41	3.500%	15,134,142	1,923,666
CMO IO Series 4148 Class BI
02/15/41	4.000%	5,555,845	605,176
CMO IO Series 4177 Class IY
03/15/43	4.000%	18,597,810	3,654,870
CMO IO Series 4182 Class DI
05/15/39	3.500%	24,131,037	2,512,777
CMO IO Series 4213 Class DI
06/15/38	3.500%	18,564,888	1,826,857
Federal Home Loan Mortgage Corp. (c)
04/13/46	3.500%	18,000,000	18,841,673
Federal National Mortgage Association
06/01/16-12/01/37	5.000%	26,318,331	29,350,401
11/01/16-11/01/37	5.500%	12,739,118	14,258,349
06/01/17	7.000%	10,389	10,603
08/01/22	6.000%	2,818	3,211
03/01/27-03/01/28	2.500%	34,452,447	35,536,326
03/01/27-02/01/46	3.500%	137,994,170	145,798,520
05/01/27-05/01/43	3.000%	86,587,068	89,661,707
07/01/39-11/01/41	4.500%	74,160,225	81,505,374
01/01/42-09/01/45	4.000%	171,273,993	185,152,551
CMO Series 1988-4 Class Z
03/25/18	9.250%	1,977	2,053
Federal National Mortgage Association (a)
02/01/33	2.112%	62,604	65,221
07/01/33	1.913%	3,811	3,846
12/01/33	2.577%	7,961	8,346
06/01/34	2.478%	262,799	278,204
07/01/36	2.657%	61,884	64,930
CMO Series 2003-W11 Class A1
06/25/33	3.626%	2,604	2,724

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (a)(b)
CMO IO Series 2003-117 Class KS
08/25/33	6.667%	$1,517,346	$85,061
CMO IO Series 2006-5 Class N1
08/25/34	1.895%	9,572,894	139,033
CMO IO Series 2006-5 Class N2
02/25/35	1.925%	10,981,883	412,676
CMO IO Series 2012-80 Class DS
06/25/39	6.217%	4,843,706	735,828
CMO IO Series 2012-99 Class SL
09/25/42	6.187%	17,013,279	2,792,621
CMO IO Series 2013-124 Class SB
12/25/43	5.517%	11,375,648	2,700,414
CMO IO Series 2013-13 Class SA
03/25/43	5.717%	13,920,149	3,452,136
CMO IO Series 2013-54 Class BS
06/25/43	5.717%	19,748,548	4,802,736
CMO IO Series 416 Class S1
11/25/42	5.667%	7,752,781	1,864,978
Federal National Mortgage Association (b)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	9,926,802	1,727,457
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	22,086,644	2,608,819
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	13,923,065	1,484,381
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	10,748,937	1,467,340
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	4,469,452	483,309
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	17,868,224	2,250,179
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	3,819,040	504,803
CMO IO Series 2012-40 Class IP
09/25/40	4.000%	18,681,965	2,181,185
CMO IO Series 2012-413 Class C39
11/25/41	4.500%	6,370,702	1,176,863
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	9,013,396	702,508
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	4,202,224	769,660
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	13,145,588	1,236,056
CMO IO Series 2013-10 Class AI
11/25/41	3.500%	16,779,101	2,034,798
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	10,572,398	1,464,697
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	24,434,136	2,381,236
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	12,038,713	1,417,684
Federal National Mortgage Association (c)
04/18/31-04/13/46	3.500%	77,500,000	81,407,602
04/13/46	3.000%	81,000,000	83,088,277
04/13/46	4.000%	44,000,000	47,011,250
04/13/46	4.500%	39,000,000	42,436,875
04/13/46	5.000%	25,000,000	27,656,250

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (d)
05/01/39	4.500%	$7,193,360	$7,974,666
Government National Mortgage Association
05/15/16-03/15/33	6.000%	170,195	191,980
03/15/18	7.000%	84,660	87,429
07/20/41	4.500%	13,334,575	14,513,671
Government National Mortgage Association (b)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	6,312,707	1,102,010
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	8,886,069	1,319,908
Government National Mortgage Association (c)
04/20/46	3.000%	30,000,000	31,076,367
04/20/46	3.500%	56,500,000	59,713,437
Government National Mortgage Association (d)
08/20/40	5.000%	9,807,467	10,848,624
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,368,032,956)			$1,368,971,940

Residential Mortgage-Backed Securities - Non-Agency 12.0%
ASG Resecuritization Trust (a)(e)
CMO Series 2013-2 Class 1A60
12/28/35	3.413%	2,213,397	2,179,064
CMO Series 2013-2 Class 2A70
11/28/35	2.645%	2,005,183	1,956,706
American Mortgage Trust Series 2093-3 Class 3A (a)(f)(g)
07/27/23	8.188%	791	480
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (e)
05/25/47	4.000%	4,254,637	4,266,252
BCAP LLC Trust (a)(e)
07/26/36	2.799%	2,255,557	2,225,323
CMO Series 2010-RR13 Class 1A1
06/27/37	5.559%	7,666,848	7,535,511
CMO Series 2013-RR3 Class 6A5
03/26/36	2.682%	6,176,814	6,019,761
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	2,146,175	2,121,865
CMO Series 2014-RR3 Class 3A1
07/26/36	0.567%	1,977,652	1,893,789
Series 2012-RR10 Class 2A1
09/26/36	2.739%	3,213,182	3,211,408
BCAP LLC Trust (e)
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	1,259,051	1,266,187
CMO Series 2012-RR11 Class 3A2
04/26/36	4.000%	7,622,565	7,698,498
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	4,452,920	4,474,180
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	5,974,369	5,989,105
CMO Series 2012-RR12 Class 3A2
06/26/37	4.000%	8,049,539	7,994,993

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Series 2013-RR1 Class 10A1
10/26/36	3.000%	$2,584,075	$2,581,169
CIM Trust CMO Series 2015-3AG Class A2 (a)(e)(f)
10/25/57	3.939%	5,000,000	4,858,955
COLT LLC Series 2015-A Class A1 (a)(e)(f)
07/27/20	3.433%	9,796,250	9,757,065
CSMC Trust CMO Series 2015-RPL1 Class A2 (a)(e)
02/25/57	4.512%	7,000,000	6,950,577
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 2015-A Class B3
06/25/58	4.500%	2,945,970	2,843,517
Citigroup Mortgage Loan Trust, Inc. (a)(e)
CMO Series 2010-7 Class 3A4
12/25/35	5.679%	300,000	310,989
CMO Series 2012-7 Class 12A1
03/25/36	2.837%	2,721,930	2,694,322
CMO Series 2013-2 Class 1A1
11/25/37	2.813%	2,597,035	2,581,703
CMO Series 2014-A Class B2
01/25/35	5.438%	2,915,694	2,987,722
CMO Series 2014-C Class A
02/25/54	3.250%	1,259,913	1,190,452
Citigroup Mortgage Loan Trust, Inc. (e)
CMO Series 2015-RP2 Class B2
01/25/53	4.250%	3,885,347	3,875,638
Comfed Savings Bank CMO Series 1987-1 Class A (a)(g)
01/25/18	3.870%	965	923
Credit Suisse Mortgage Capital Certificates (a)(e)
04/27/37	5.866%	2,789,510	2,817,190
CMO Series 2012-6R Class 1A1
11/26/37	2.813%	1,802,490	1,777,439
CMO Series 2013-7R Class 3A1
02/26/35	2.734%	5,621,474	5,437,109
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	893,011	877,917
CMO Series 2014-RPL4 Class A2
08/25/62	4.614%	4,000,000	3,896,459
Credit Suisse Mortgage Capital Certificates (e)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	6,317,132	6,273,285
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	4,893,145	4,872,696
Series 2014-2R Class 17A1
04/27/37	2.500%	1,385,980	1,373,389
Credit Suisse Securities (USA) LLC (a)(e)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	10,886,206	10,657,346
Credit Suisse Securities (USA) LLC (e)
CMO Series 2014-RPL1 Class A3
02/25/54	4.154%	5,650,000	5,552,227

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1 (e)
12/27/37	4.000%	$1,473,258	$1,473,576
NRPL Trust (a)(e)
Series 2014-1A Class A1
04/25/54	3.250%	4,301,168	4,303,749
NRPL Trust (e)
Series 2013-1A Class A
08/25/57	4.000%	7,204,441	7,174,182
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (a)(b)(e)
01/25/54	2.238%	54,602,111	3,365,276
Pretium Mortgage Credit Partners I Series 2015-NPL1 Class A1 (a)(e)
05/27/30	3.625%	2,377,746	2,348,518
RBSSP Resecuritization Trust (a)(e)
CMO Series 2012-1 Class 5A2
12/27/35	2.776%	4,100,000	3,680,435
CMO Series 2012-6 Class 3A1
04/26/36	0.604%	1,822,355	1,805,294
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $165,898,389)			$167,152,241

Commercial Mortgage-Backed Securities - Agency 4.1%
FREMF Mortgage Trust Subordinated, Series 2012-K705 Class C (a)(e)
09/25/44	4.161%	1,900,000	1,942,473
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K047 Class A2
05/25/25	3.329%	11,000,000	11,872,957
Federal National Mortgage Association
10/01/19	4.420%	530,603	579,249
10/01/19	4.430%	1,304,718	1,424,877
01/01/20	4.570%	136,479	150,409
01/01/20	4.600%	228,185	251,734
05/01/24	5.030%	424,560	498,965
Federal National Mortgage Association (a)
Series 2015-M8 Class A2
01/25/25	2.900%	35,000,000	36,465,446
Government National Mortgage Association
Series 2012-1 Class AB
09/16/33	1.999%	72,195	72,198
Series 2012-2 Class A
06/16/31	1.862%	1,529,408	1,533,551
Series 2012-55 Class A
08/16/33	1.704%	2,405,923	2,414,403
Total Commercial Mortgage-Backed Securities - Agency (Cost: $55,377,427)			$57,206,262

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 4.3%
American Homes 4 Rent (a)(e)
Series 2014-SFR1 Class E
06/17/31	2.936%	$9,500,000	$8,906,761
American Homes 4 Rent (e)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,500,000	1,381,148
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(e)
07/05/33	4.691%	6,500,000	6,196,905
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (a)(e)
09/15/26	3.936%	7,015,000	7,009,318
Banc of America Merrill Lynch Re-Remic Trust (a)(e)
Series 2014-FRR7 Class A
10/26/44	2.691%	5,000,000	4,927,520
Series 2014-FRR7 Class B
10/26/44	2.691%	2,510,000	2,416,599
Series 2015-FR11 Class A705
09/27/44	1.883%	3,000,000	2,740,311
GS Mortgage Securities Trust Series 2007-GG10 Class AM (a)
08/10/45	5.794%	11,364,064	10,826,906
Invitation Homes Trust Series 2015-SFR3 Class E (a)(e)
08/17/32	4.187%	3,000,000	2,870,951
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A4 (e)
02/15/46	4.717%	175,000	194,125
ORES NPL LLC (e)
Series 2013-LV2 Class A
09/25/25	3.081%	335,062	333,387
Series 2014-LV3 Class A
03/27/24	3.000%	2,095,976	2,082,393
Series 2014-LV3 Class B
03/27/24	6.000%	5,400,000	5,369,803
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (e)
09/15/24	2.750%	1,197,440	1,194,557
VFC LLC (e)
Series 2014-2 Class A
07/20/30	2.750%	259,919	259,921
Subordinated, Series 2015-3 Class B
12/20/31	4.750%	3,000,000	2,998,633
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $61,632,454)			$59,709,238

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency —%
United States Small Business Administration Series 2001-20H Class 1
08/01/21	6.340%	$21,063	$22,914
Total Asset-Backed Securities - Agency (Cost: $21,062)			$22,914

Asset-Backed Securities - Non-Agency 6.5%
Apidos CDO XVII Series 2014-17A Class A2A (a)(e)
04/17/26	2.670%	7,500,000	7,330,387
Apidos CLO XXII Series 2015-22A Class D (a)(e)
10/20/27	6.336%	1,000,000	848,539
Ares CLO Ltd. Series 2014-1A Class B (a)(e)
04/17/26	3.420%	3,750,000	3,488,843
Ares XXXVII CLO Ltd. Series 2015-4A Class D1 (a)(e)
10/15/26	7.126%	2,500,000	2,232,010
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class C (a)(c)(e)
04/20/27	3.500%	2,000,000	1,894,508
Carlyle Global Market Strategies CLO Series 2013-1A Class B (a)(e)
02/14/25	3.718%	3,600,000	3,555,821
Conn’s Receivables Funding LLC Series 2016-A Class A (e)
04/16/18	4.680%	5,900,000	5,902,913
Dryden Senior Loan Fund Series 2014-33A Class C (a)(e)
07/15/26	3.472%	11,550,000	11,097,228
GCAT LLC Series 2014-2 Class A1 (a)(e)
10/25/19	3.721%	5,161,509	5,122,427
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B (a)(e)
04/25/25	2.369%	9,000,000	8,680,995
Madison Park Funding Ltd. (a)(e)
10/21/26	3.420%	6,000,000	5,883,852
Madison Park Funding XVI Ltd. Series 2015-16A Class A2A (a)(e)
04/20/26	2.824%	10,000,000	9,856,540
Nomad CLO Ltd. Series 2013-1A Class B (a)(e)
01/15/25	3.572%	6,000,000	5,670,660
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (a)(e)
04/20/25	2.274%	5,000,000	4,781,850
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (a)(e)
01/25/55	3.475%	1,031,119	1,025,001

	Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Octagon Investment Partners XXVI Ltd. Series 2016-1A Class D (a)(c)(e)
	04/15/27	5.574%	$4,000,000	$3,800,000
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
	07/01/21	1.125%	278,956	278,421
SLM Private Education Loan Trust Series 2012-A Class A1 (a)(e)
	08/15/25	1.836%	428,452	428,226
SoFi Professional Loan Program LLC Series 2015-D Class RC (e)(h)
	10/26/37	0.000%	3	2,000,000
Symphony CLO Ltd. Series 2014-14A Class D2 (a)(e)
	07/14/26	4.224%	7,500,000	6,713,392
Total Asset-Backed Securities - Non-Agency (Cost: $92,975,854)				$90,591,613

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.1%
Put - OTC 5-Year Interest Rate Swap(i)
	200,000,000	2.15	09/13/21	$138,060
	26,500,000	2.00	12/06/21	73,842
	50,000,000	2.00	12/14/21	148,225
	300,000,000	3.25	08/22/22	286,830
	100,000,000	4.00	08/19/22	21,240
Total Options Purchased Puts (Cost: $14,037,250)				$668,197

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.420% (j)(k)	43,488,387	$43,488,387
Total Money Market Funds (Cost: $43,488,387)		$43,488,387
Total Investments
(Cost: $1,801,463,779) (l)		$1,787,810,792(m)
Other Assets & Liabilities, Net		(393,813,826)
Net Assets		$1,393,996,966

At March 31, 2016, securities and cash totaling $11,293,547 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	357	USD	78,093,750	06/2016	21,759	—
US 5YR NOTE (CBT)	1,471	USD	178,232,337	06/2016	330,994	—
US 5YR NOTE (CBT)	140	USD	16,962,969	06/2016	151,779	—
Total			273,289,056		504,532	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(2,365)	USD	(308,373,828)	06/2016	—	(1,540,699)
US 10YR NOTE (CBT)	(118)	USD	(15,386,094)	06/2016	—	(96,099)
US LONG BOND (CBT)	(14)	USD	(2,302,125)	06/2016	5,680	—
Total			(326,062,047)		5,680	(1,636,798)

Credit Default Swap Contracts Outstanding at March 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452	6,000,000	(538,125)	565,850	3,500	31,225	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095	14,500,000	(870,000)	899,406	8,458	37,864	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.095	8,250,000	(495,000)	671,865	4,813	181,678	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452	6,800,000	(609,875)	820,049	3,967	214,141	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.452	7,600,000	(681,625)	982,672	4,433	305,480	—
Total									770,388	—

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at March 31, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.569	09/16/2020	USD	175,000,000	—	(3,425,965)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $305,445,318 or 21.91% of net assets.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $14,616,500, which represents 1.05% of net assets.

(g)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at March 31, 2016 was $1,403, which represents less than 0.01% of net assets. Information concerning such security holdings at March 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04-27-1995	764

Comfed Savings Bank
CMO Series 1987-1 Class A
01/25/18 3.870%	05-07-2007	955

(h)	Zero coupon bond.
(i)	Purchased swaption contracts outstanding at March 31, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	09/13/2021	200,000,000	2,850,000	138,060
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.000	12/06/2021	26,500,000	371,000	73,842
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	3.250	08/22/2022	300,000,000	7,935,000	286,830
Put - OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Receive	2.000	12/14/2021	50,000,000	678,750	148,225
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR BBA	Receive	4.000	08/21/2022	100,000,000	2,202,500	21,240
Total							14,037,250	668,197

(j)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	47,174,044	161,009,923	(164,695,580)	43,488,387	40,081	43,488,387

(l)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $1,801,464,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$21,688,000
Unrealized Depreciation	(35,341,000)
Net Unrealized Depreciation	$(13,653,000)

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	1,368,971,940	—	1,368,971,940
Residential Mortgage-Backed Securities - Non-Agency	—	136,791,558	30,360,683	167,152,241
Commercial Mortgage-Backed Securities - Agency	—	57,206,262	—	57,206,262
Commercial Mortgage-Backed Securities - Non-Agency	—	59,375,851	333,387	59,709,238
Asset-Backed Securities - Agency	—	22,914	—	22,914
Asset-Backed Securities - Non-Agency	—	84,791,613	5,800,000	90,591,613
Options Purchased Puts	—	668,197	—	668,197
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	43,488,387
Total Investments	—	1,707,828,335	36,494,070	1,787,810,792

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Futures Contracts	510,212	—	—	510,212
Swap Contracts	—	770,388	—	770,388
Liabilities
Futures Contracts	(1,636,798)	—	—	(1,636,798)
Swap Contracts	—	(3,425,965)	—	(3,425,965)
Total	(1,126,586)	1,705,172,758	36,494,070	1,784,028,629

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of December 31, 2015	39,088,934	1,153,359	2,000,000	42,242,293
Increase (decrease) in accrued discounts/premiums	(10,748)	—	—	(10,748)
Change in unrealized appreciation (depreciation)(a)	(57,509)	(521)	—	(58,030)
Sales	(3,173,143)	(819,451)	—	(3,992,594)
Purchases	—	—	3,800,000	3,800,000
Transfers out of Level 3	(5,486,851)	—	—	(5,486,851)
Balance as of March 31, 2016	30,360,683	333,387	5,800,000	36,494,070

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2016 was $(58,030), Residential Mortgage-Backed Securities — Non-Agency of $(57,509) and Commercial Mortgage-Backed Securities — Non-Agency of $(521).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – U.S. Equities Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.3%
CONSUMER DISCRETIONARY 13.5%
Auto Components 2.3%
Cooper Tire & Rubber Co.	181,415	$6,715,983
Cooper-Standard Holding, Inc. (a)	23,700	1,702,608
Dana Holding Corp.	462,855	6,521,627
Dorman Products, Inc. (a)	36,674	1,995,799
Drew Industries, Inc.	67,167	4,329,585
Gentex Corp.	119,333	1,872,335
Gentherm, Inc. (a)	52,124	2,167,837
Motorcar Parts of America, Inc. (a)	69,000	2,620,620
Tenneco, Inc. (a)	102,300	5,269,473
Total		33,195,867
Distributors 0.1%
Pool Corp.	16,562	1,453,150
Diversified Consumer Services 0.7%
Capella Education Co.	52,905	2,784,919
Houghton Mifflin Harcourt Co. (a)	95,000	1,894,300
Nord Anglia Education, Inc. (a)	143,000	2,987,270
ServiceMaster Global Holdings, Inc. (a)	50,617	1,907,249
Total		9,573,738
Hotels, Restaurants & Leisure 3.4%
Choice Hotels International, Inc.	47,379	2,560,835
Churchill Downs, Inc.	8,525	1,260,677
Cracker Barrel Old Country Store, Inc.	39,425	6,019,015
Denny’s Corp. (a)	514,720	5,332,499
Diamond Resorts International, Inc. (a)	181,800	4,417,740
Fiesta Restaurant Group, Inc. (a)	40,213	1,318,182
Isle of Capri Casinos, Inc. (a)	260,600	3,648,400
Jack in the Box, Inc.	44,085	2,815,709
Marriott Vacations Worldwide Corp.	29,685	2,003,737
Papa John’s International, Inc.	52,861	2,864,538
Penn National Gaming, Inc. (a)	132,000	2,203,080
Pinnacle Entertainment, Inc. (a)	33,200	1,165,320
Red Robin Gourmet Burgers, Inc. (a)	34,000	2,191,980
Ruth’s Hospitality Group, Inc.	236,000	4,344,760
Texas Roadhouse, Inc.	43,395	1,891,154
Vail Resorts, Inc.	19,518	2,609,557
Zoe’s Kitchen, Inc. (a)	37,290	1,453,937
Total		48,101,120
Household Durables 1.1%
Cavco Industries, Inc. (a)	39,314	3,674,286
D.R. Horton, Inc.	108,000	3,264,840
Helen of Troy Ltd. (a)	50,535	5,239,974

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Household Durables (continued)
iRobot Corp. (a)	29,570	$1,043,821
Zagg, Inc. (a)	298,700	2,691,287
Total		15,914,208
Internet & Catalog Retail 0.4%
Liberty TripAdvisor Holdings, Inc., Class A (a)	47,109	1,043,935
PetMed Express, Inc.	264,450	4,736,300
Total		5,780,235
Leisure Products 0.6%
Brunswick Corp.	55,199	2,648,448
Sturm Ruger & Co., Inc.	95,940	6,560,377
Total		9,208,825
Media 1.0%
AMC Entertainment Holdings, Inc., Class A	105,000	2,938,950
EW Scripps Co. (The), Class A	67,340	1,049,831
Gray Television, Inc. (a)	153,900	1,803,708
Nexstar Broadcasting Group, Inc., Class A	124,335	5,504,310
Sinclair Broadcast Group, Inc., Class A	80,000	2,460,000
Total		13,756,799
Multiline Retail 0.2%
JCPenney Co., Inc. (a)	240,000	2,654,400
Specialty Retail 2.6%
American Eagle Outfitters, Inc.	280,700	4,679,269
Cato Corp. (The), Class A	199,748	7,700,285
Children’s Place, Inc. (The)	107,375	8,962,591
DSW, Inc., Class A	38,000	1,050,320
Express, Inc. (a)	125,000	2,676,250
Five Below, Inc. (a)	28,137	1,163,184
Guess?, Inc.	163,700	3,072,649
Outerwall, Inc.	169,130	6,256,119
Pier 1 Imports, Inc.	177,500	1,244,275
TravelCenters of America LLC (a)	155,800	1,054,766
Total		37,859,708
Textiles, Apparel & Luxury Goods 1.1%
Movado Group, Inc.	217,000	5,974,010
Oxford Industries, Inc.	88,800	5,970,024
Skechers U.S.A., Inc., Class A (a)	91,000	2,770,950
Wolverine World Wide, Inc.	84,100	1,549,122
Total		16,264,106
TOTAL CONSUMER DISCRETIONARY		193,762,156

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 2.8%
Food & Staples Retailing 0.7%
Ingles Markets, Inc., Class A	25,385	$951,937
Performance Food Group Co. (a)	109,000	2,545,150
SpartanNash Co.	28,500	863,835
SUPERVALU, Inc. (a)	958,975	5,523,696
Total		9,884,618
Food Products 1.8%
Cal-Maine Foods, Inc.	132,745	6,890,793
Darling Ingredients, Inc. (a)	48,400	637,428
Dean Foods Co.	321,500	5,568,380
Post Holdings, Inc. (a)	24,200	1,664,234
Sanderson Farms, Inc.	79,590	7,177,426
TreeHouse Foods, Inc. (a)	42,000	3,643,500
Total		25,581,761
Personal Products 0.3%
Usana Health Sciences, Inc. (a)	38,085	4,624,281
TOTAL CONSUMER STAPLES		40,090,660
ENERGY 3.3%
Energy Equipment & Services 0.9%
Atwood Oceanics, Inc.	547,600	5,021,492
Core Laboratories NV	14,926	1,677,832
Oil States International, Inc. (a)	17,380	547,817
Rowan Companies PLC, Class A	164,000	2,640,400
Weatherford International PLC (a)	280,000	2,178,400
Total		12,065,941
Oil, Gas & Consumable Fuels 2.4%
Aegean Marine Petroleum Network, Inc.	200,000	1,514,000
Alon USA Energy, Inc.	200,400	2,068,128
Carrizo Oil & Gas, Inc. (a)	91,428	2,826,954
Matador Resources Co. (a)	160,000	3,033,600
Parsley Energy, Inc., Class A (a)	156,000	3,525,600
PDC Energy, Inc. (a)	204,541	12,159,963
REX American Resources Corp. (a)	116,243	6,447,999
Western Refining, Inc.	79,100	2,301,019
Whiting Petroleum Corp. (a)	140,000	1,117,200
Total		34,994,463
TOTAL ENERGY		47,060,404
FINANCIALS 23.4%
Banks 5.3%
Associated Banc-Corp.	103,546	1,857,615
Banc of California, Inc.	366,475	6,413,313

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Banco Latinoamericano de Comercio Exterior SA, Class E	194,540	$4,711,759
Bank of the Ozarks, Inc.	28,000	1,175,160
BBCN Bancorp, Inc.	324,700	4,932,193
Central Pacific Financial Corp.	304,795	6,635,387
Customers Bancorp, Inc. (a)	353,010	8,341,626
East West Bancorp, Inc.	83,000	2,695,840
First BanCorp (a)	300,875	878,555
First Busey Corp.	43,661	894,177
First NBC Bank Holding Co. (a)	196,975	4,055,715
First Republic Bank	35,500	2,365,720
Hilltop Holdings, Inc. (a)	126,130	2,381,335
Huntington Bancshares, Inc.	380,000	3,625,200
International Bancshares Corp.	212,565	5,241,853
Lakeland Financial Corp.	41,401	1,895,338
LegacyTexas Financial Group, Inc.	42,756	840,155
MB Financial, Inc.	57,618	1,869,704
Opus Bank	14,100	479,400
Prosperity Bancshares, Inc.	54,000	2,505,060
Sandy Spring Bancorp, Inc.	46,165	1,284,772
SVB Financial Group (a)	26,849	2,739,941
Umpqua Holdings Corp.	188,000	2,981,680
Wilshire Bancorp, Inc.	170,000	1,751,000
Zions Bancorporation	146,500	3,546,765
Total		76,099,263
Capital Markets 1.4%
Arlington Asset Investment Corp., Class A	335,765	4,207,135
Cowen Group, Inc., Class A (a)	581,600	2,215,896
E*TRADE Financial Corp. (a)	125,000	3,061,250
KCG Holdings, Inc., Class A (a)	371,000	4,433,450
SEI Investments Co.	37,397	1,609,941
Virtu Financial, Inc. Class A	218,796	4,837,580
Total		20,365,252
Consumer Finance 0.9%
Cash America International, Inc.	160,850	6,215,244
Nelnet, Inc., Class A	166,515	6,555,696
Total		12,770,940
Diversified Financial Services 0.2%
MarketAxess Holdings, Inc.	21,698	2,708,561
Insurance 3.2%
Allied World Assurance Co. Holdings AG	34,589	1,208,540

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
American Equity Investment Life Holding Co.	433,975	$7,290,780
Amtrust Financial Services, Inc.	125,000	3,235,000
Assured Guaranty Ltd.	139,000	3,516,700
CNO Financial Group, Inc.	142,000	2,544,640
Employers Holdings, Inc.	100,245	2,820,894
FNF Group	81,000	2,745,900
Hartford Financial Services Group, Inc. (The)	64,000	2,949,120
HCI Group, Inc.	23,800	792,540
Heritage Insurance Holdings, Inc.	319,765	5,106,647
Maiden Holdings Ltd.	445,900	5,769,946
Universal Insurance Holdings, Inc.	312,648	5,565,134
Willis Towers Watson PLC	21,700	2,574,922
Total		46,120,763
Real Estate Investment Trusts (REITs) 8.7%
Alexandria Real Estate Equities, Inc.	38,500	3,499,265
American Assets Trust, Inc.	90,000	3,592,800
Apollo Residential Mortgage, Inc.	36,610	491,306
ARMOUR Residential REIT, Inc.	125,700	2,706,321
Chesapeake Lodging Trust	100,000	2,646,000
Colony Capital, Inc.	43,700	732,849
Coresite Realty Corp.	107,530	7,528,175
Cousins Properties, Inc.	134,800	1,399,224
CubeSmart	358,900	11,951,370
CYS Investments, Inc.	883,140	7,188,760
DuPont Fabros Technology, Inc.	184,510	7,478,190
Extra Space Storage, Inc.	16,774	1,567,698
First Industrial Realty Trust, Inc.	117,000	2,660,580
Hersha Hospitality Trust	253,300	5,405,422
Highwoods Properties, Inc.	84,500	4,039,945
Hospitality Properties Trust	34,000	903,040
Mack-Cali Realty Corp.	437,100	10,271,850
Mid-America Apartment Communities, Inc.	24,000	2,453,040
PS Business Parks, Inc.	60,250	6,055,728
QTS Realty Trust Inc., Class A	114,600	5,429,748
Ryman Hospitality Properties, Inc.	148,315	7,635,256
Sovran Self Storage, Inc.	74,075	8,737,146
STORE Capital Corp.	250,800	6,490,704
Summit Hotel Properties, Inc.	528,405	6,325,008
Sun Communities, Inc.	32,000	2,291,520
Sunstone Hotel Investors, Inc.	194,158	2,718,212
Tanger Factory Outlet Centers, Inc.	85,000	3,093,150
Total		125,292,307

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development 0.3%
Colliers International Group, Inc.	113,751	$4,306,613
Thrifts & Mortgage Finance 3.4%
BofI Holding, Inc. (a)	215,610	4,601,117
EverBank Financial Corp.	220,000	3,319,800
Flagstar Bancorp, Inc. (a)	393,300	8,440,218
HomeStreet, Inc. (a)	150,650	3,135,027
MGIC Investment Corp. (a)	1,263,151	9,688,368
Radian Group, Inc.	551,335	6,836,554
Walker & Dunlop, Inc. (a)	244,280	5,928,676
Washington Federal, Inc.	301,760	6,834,864
Total		48,784,624
TOTAL FINANCIALS		336,448,323
HEALTH CARE 12.0%
Biotechnology 3.3%
ACADIA Pharmaceuticals, Inc. (a)	69,670	1,947,973
Acorda Therapeutics, Inc. (a)	82,135	2,172,471
Agios Pharmaceuticals, Inc. (a)	13,477	547,166
Alder Biopharmaceuticals, Inc. (a)	105,670	2,587,858
AMAG Pharmaceuticals, Inc. (a)	92,265	2,159,001
Anacor Pharmaceuticals, Inc. (a)	52,655	2,814,410
ARIAD Pharmaceuticals, Inc. (a)	188,210	1,202,662
Arrowhead Research Corp. (a)	418,510	2,017,218
Dynavax Technologies Corp. (a)	161,615	3,109,473
Emergent Biosolutions, Inc. (a)	37,500	1,363,125
Infinity Pharmaceuticals, Inc. (a)	326,615	1,721,261
Insmed, Inc. (a)	82,230	1,041,854
Insys Therapeutics, Inc. (a)	97,800	1,563,822
Intercept Pharmaceuticals, Inc. (a)	3,781	485,745
Keryx Biopharmaceuticals, Inc. (a)	566,215	2,644,224
Ligand Pharmaceuticals, Inc. (a)	19,612	2,100,249
Neurocrine Biosciences, Inc. (a)	68,870	2,723,809
Novavax, Inc. (a)	605,545	3,124,612
Repligen Corp. (a)	75,635	2,028,531
Sarepta Therapeutics, Inc. (a)	36,731	716,989
Seattle Genetics, Inc. (a)	63,734	2,236,426
Spark Therapeutics, Inc. (a)	95,715	2,824,550
TESARO, Inc. (a)	18,710	823,801
Ultragenyx Pharmaceutical, Inc. (a)	61,317	3,881,979
Total		47,839,209
Health Care Equipment & Supplies 2.7%
ABIOMED, Inc. (a)	17,717	1,679,749
Analogic Corp.	77,685	6,137,892
Globus Medical, Inc., Class A (a)	107,000	2,541,250

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
LeMaitre Vascular, Inc.	10,145	$157,450
LivaNova PLC (a)	117,400	6,337,252
Masimo Corp. (a)	24,300	1,016,712
Merit Medical Systems, Inc. (a)	310,465	5,740,498
Orthofix International NV (a)	151,715	6,299,207
Teleflex, Inc.	24,800	3,893,848
West Pharmaceutical Services, Inc.	29,982	2,078,352
Zeltiq Aesthetics, Inc. (a)	96,921	2,632,374
Total		38,514,584
Health Care Providers & Services 3.4%
AMN Healthcare Services, Inc. (a)	88,310	2,968,099
Amsurg Corp. (a)	14,500	1,081,700
HealthSouth Corp.	122,884	4,624,125
LifePoint Health, Inc. (a)	16,000	1,108,000
Magellan Health, Inc. (a)	106,280	7,219,601
Mednax, Inc. (a)	37,081	2,396,174
Molina Healthcare, Inc. (a)	119,029	7,676,180
Owens & Minor, Inc.	157,900	6,382,318
PharMerica Corp. (a)	63,000	1,392,930
Team Health Holdings, Inc. (a)	18,996	794,223
Triple-S Management Corp., Class B (a)	228,790	5,687,719
VCA, Inc. (a)	67,000	3,865,230
WellCare Health Plans, Inc. (a)	39,700	3,682,175
Total		48,878,474
Health Care Technology 0.2%
Medidata Solutions, Inc. (a)	65,494	2,535,273
Life Sciences Tools & Services 1.8%
Bio-Techne Corp.	22,661	2,141,918
Cambrex Corp. (a)	74,550	3,280,200
INC Research Holdings, Inc. Class A (a)	136,680	5,632,583
Mettler-Toledo International, Inc. (a)	10,647	3,670,660
PAREXEL International Corp. (a)	34,250	2,148,502
Pra Health Sciences, Inc. (a)	135,300	5,785,428
VWR Corp. (a)	122,326	3,310,141
Total		25,969,432
Pharmaceuticals 0.6%
Akorn, Inc. (a)	45,249	1,064,709
Catalent, Inc. (a)	43,000	1,146,810
Sucampo Pharmaceuticals, Inc., Class A (a)	337,300	3,686,689

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc. (a)	216,935	$3,308,259
Total		9,206,467
TOTAL HEALTH CARE		172,943,439
INDUSTRIALS 12.7%
Aerospace & Defense 0.5%
HEICO Corp., Class A	46,307	2,204,213
Moog, Inc., Class A (a)	107,765	4,922,706
Total		7,126,919
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc. (a)	304,455	4,682,518
Airlines 0.9%
Alaska Air Group, Inc.	37,000	3,034,740
Hawaiian Holdings, Inc. (a)	146,300	6,903,897
Spirit Airlines, Inc. (a)	52,500	2,518,950
Total		12,457,587
Building Products 0.8%
Continental Building Product (a)	351,040	6,515,302
PGT, Inc. (a)	136,403	1,342,206
Universal Forest Products, Inc.	34,650	2,973,663
Total		10,831,171
Commercial Services & Supplies 2.4%
ABM Industries, Inc.	86,000	2,778,660
Deluxe Corp.	185,635	11,600,331
Healthcare Services Group, Inc.	38,159	1,404,633
Interface, Inc.	84,400	1,564,776
Knoll, Inc.	78,996	1,710,264
Quad/Graphics, Inc.	370,085	4,788,900
Steelcase, Inc., Class A	187,800	2,801,976
Tetra Tech, Inc.	61,500	1,833,930
Unifirst Corp.	25,786	2,813,768
West Corp.	170,150	3,882,823
Total		35,180,061
Construction & Engineering 1.0%
EMCOR Group, Inc.	163,145	7,928,847
Granite Construction, Inc.	49,000	2,342,200
Jacobs Engineering Group, Inc. (a)	42,000	1,829,100
MasTec, Inc. (a)	133,000	2,691,920
Total		14,792,067
Electrical Equipment 1.0%
AMETEK, Inc.	24,773	1,238,154

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
EnerSys	117,965	$6,573,010
Generac Holdings, Inc. (a)	37,790	1,407,300
General Cable Corp.	451,525	5,513,120
Total		14,731,584
Machinery 3.1%
Actuant Corp., Class A	63,100	1,559,201
Barnes Group, Inc.	63,000	2,206,890
Donaldson Co., Inc.	56,781	1,811,882
ESCO Technologies, Inc.	73,612	2,869,396
Global Brass & Copper Holdings, Inc.	163,800	4,086,810
Kadant, Inc.	91,873	4,148,985
Middleby Corp. (The) (a)	19,369	2,068,028
Mueller Industries, Inc.	217,800	6,407,676
Nordson Corp.	16,252	1,235,802
Oshkosh Corp.	112,549	4,599,877
Toro Co. (The)	54,819	4,721,012
Wabash National Corp. (a)	669,930	8,843,076
Total		44,558,635
Marine 0.5%
Matson, Inc.	166,855	6,702,565
Professional Services 0.9%
CEB, Inc.	31,862	2,062,427
Korn/Ferry International	41,397	1,171,121
Navigant Consulting, Inc. (a)	61,723	975,841
RPX Corp. (a)	509,265	5,734,324
TrueBlue, Inc. (a)	92,000	2,405,800
Total		12,349,513
Road & Rail 0.3%
ArcBest Corp.	114,880	2,480,259
Heartland Express, Inc.	65,774	1,220,108
Swift Transportation Co. (a)	23,843	444,195
Total		4,144,562
Trading Companies & Distributors 1.0%
Applied Industrial Technologies, Inc.	98,800	4,287,920
Beacon Roofing Supply, Inc. (a)	83,000	3,403,830
MRC Global, Inc. (a)	423,600	5,566,104
Neff Corp. Class A (a)	165,000	1,227,600
Total		14,485,454
TOTAL INDUSTRIALS		182,042,636

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 14.7%
Communications Equipment 0.8%
CalAmp Corp. (a)	78,419	$1,406,053
Finisar Corp. (a)	106,629	1,944,913
NETGEAR, Inc. (a)	156,100	6,301,757
Oclaro, Inc. (a)	52,473	283,354
Plantronics, Inc.	51,000	1,998,690
Total		11,934,767
Electronic Equipment, Instruments & Components 2.9%
Benchmark Electronics, Inc. (a)	259,500	5,981,475
Checkpoint Systems, Inc.	38,379	388,395
Fabrinet (a)	45,000	1,455,750
Insight Enterprises, Inc. (a)	119,575	3,424,628
InvenSense, Inc. (a)	523,713	4,399,189
IPG Photonics Corp. (a)	24,296	2,334,360
Jabil Circuit, Inc.	123,000	2,370,210
Littelfuse, Inc.	15,483	1,906,112
MTS Systems Corp.	17,100	1,040,535
Multi-fineline Electronix In (a)	75,100	1,743,071
Rogers Corp. (a)	29,549	1,769,099
Sanmina Corp. (a)	20,123	470,476
SYNNEX Corp.	75,650	7,004,433
Tech Data Corp. (a)	101,300	7,776,801
Total		42,064,534
Internet Software & Services 2.8%
CoStar Group, Inc. (a)	13,013	2,448,656
Cvent, Inc. (a)	64,394	1,378,032
Demandware, Inc. (a)	50,779	1,985,459
EarthLink Holdings Corp.	928,550	5,264,879
j2 Global, Inc.	98,826	6,085,705
LogMeIn, Inc. (a)	116,615	5,884,393
NIC, Inc.	93,406	1,684,110
Q2 Holdings, Inc. (a)	56,241	1,352,034
RetailMeNot, Inc. (a)	696,011	5,575,048
SPS Commerce, Inc. (a)	36,304	1,558,894
Web.com Group, Inc. (a)	318,375	6,310,192
Total		39,527,402
IT Services 2.6%
Booz Allen Hamilton Holdings Corp.	88,000	2,664,640
CoreLogic, Inc. (a)	43,769	1,518,784
CSG Systems International, Inc.	90,500	4,086,980
EVERTEC, Inc.	367,105	5,132,128
ExlService Holdings, Inc. (a)	55,515	2,875,677
Global Payments, Inc.	29,287	1,912,441
MAXIMUS, Inc.	33,118	1,743,332
NeuStar, Inc., Class A (a)	267,035	6,569,061

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Sykes Enterprises, Inc. (a)	194,800	$5,879,064
Syntel, Inc. (a)	19,400	968,642
Virtusa Corp. (a)	37,755	1,414,302
WNS Holdings Ltd., ADR (a)	89,658	2,747,121
Total		37,512,172
Semiconductors & Semiconductor Equipment 2.3%
Amkor Technology, Inc. (a)	1,147,470	6,758,598
Cabot Microelectronics Corp.	12,800	523,648
Cirrus Logic, Inc. (a)	55,000	2,002,550
Cypress Semiconductor Corp.	185,000	1,602,100
Diodes, Inc. (a)	205,425	4,129,043
Entegris, Inc. (a)	68,900	938,418
Integrated Device Technology, Inc. (a)	98,000	2,003,120
Kulicke & Soffa Industries, Inc. (a)	217,000	2,456,440
Monolithic Power Systems, Inc.	30,895	1,966,158
Rubicon Technology, Inc. (a)	154,624	112,876
Silicon Laboratories, Inc. (a)	24,400	1,097,024
Synaptics, Inc. (a)	74,110	5,909,531
Veeco Instruments, Inc. (a)	32,000	623,360
Xcerra Corp. (a)	555,489	3,621,788
Total		33,744,654
Software 3.1%
ANSYS, Inc. (a)	32,460	2,903,871
Aspen Technology, Inc. (a)	212,105	7,663,354
AVG Technologies NV (a)	375,630	7,794,322
Gigamon, Inc. (a)	210,300	6,523,506
Guidewire Software, Inc. (a)	37,114	2,021,971
Manhattan Associates, Inc. (a)	37,156	2,113,062
Mentor Graphics Corp.	109,075	2,217,495
NetSuite, Inc. (a)	20,433	1,399,456
RealPage, Inc. (a)	163,700	3,411,508
Take-Two Interactive Software, Inc. (a)	104,900	3,951,583
Tyler Technologies, Inc. (a)	11,584	1,489,818
VASCO Data Security International, Inc. (a)	156,600	2,411,640
Total		43,901,586
Technology Hardware, Storage & Peripherals 0.2%
Super Micro Computer, Inc. (a)	81,000	2,760,480
TOTAL INFORMATION TECHNOLOGY		211,445,595
MATERIALS 3.1%
Chemicals 1.5%
Albemarle Corp.	39,000	2,493,270

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Cabot Corp.	55,000	$2,658,150
Chemtura Corp. (a)	252,045	6,653,988
Innophos Holdings, Inc.	64,400	1,990,604
Innospec, Inc.	127,325	5,520,812
Orion Engineered Carbons SA	82,400	1,163,488
Trinseo SA (a)	41,700	1,534,977
Total		22,015,289
Construction Materials 0.7%
Headwaters, Inc. (a)	44,600	884,864
Martin Marietta Materials, Inc.	15,200	2,424,552
US Concrete, Inc. (a)	100,950	6,014,601
Total		9,324,017
Metals & Mining 0.9%
Commercial Metals Co.	209,631	3,557,438
Materion Corp.	153,655	4,068,785
Steel Dynamics, Inc.	167,000	3,759,170
United States Steel Corp.	97,000	1,556,850
Total		12,942,243
TOTAL MATERIALS		44,281,549
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.5%
General Communication, Inc., Class A (a)	287,045	5,258,664
Lumos Networks Corp. (a)	211,075	2,710,203
Total		7,968,867
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	152,580	4,081,515
TOTAL TELECOMMUNICATION SERVICES		12,050,382
UTILITIES 4.0%
Electric Utilities 1.2%
IDACORP, Inc.	91,275	6,808,202
ITC Holdings Corp.	89,000	3,877,730
Pinnacle West Capital Corp.	51,000	3,828,570
Portland General Electric Co.	55,800	2,203,542
Total		16,718,044
Gas Utilities 2.3%
AGL Resources, Inc.	55,000	3,582,700
Chesapeake Utilities Corp.	90,280	5,684,932
New Jersey Resources Corp.	71,000	2,586,530
Northwest Natural Gas Co.	32,400	1,744,740

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities (continued)
South Jersey Industries, Inc.	129,000	$3,670,050
Southwest Gas Corp.	177,245	11,671,583
WGL Holdings, Inc.	61,600	4,457,992
Total		33,398,527
Multi-Utilities 0.2%
CMS Energy Corp.	82,000	3,480,080
Water Utilities 0.3%
SJW Corp.	126,075	4,582,826
TOTAL UTILITIES		58,179,477
Total Common Stocks (Cost: $1,344,450,930)		$1,298,304,621

Limited Partnerships 0.2%
FINANCIALS 0.2%
Capital Markets 0.2%
Lazard Ltd., Class A	76,000	2,948,800
TOTAL FINANCIALS		2,948,800
Total Limited Partnerships (Cost: $3,913,758)		$2,948,800

	Shares	Value

Exchange-Traded Funds 0.2%
iShares Russell 2000 ETF	27,000	$2,986,740
Total Exchange-Traded Funds (Cost: $3,062,550)		$2,986,740

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	46,905,672	$46,905,672
Total Money Market Funds (Cost: $46,905,672)		$46,905,672
Total Investments
(Cost: $1,398,332,910)		$1,351,145,833(d)
Other Assets & Liabilities, Net		85,702,618
Net Assets		$1,436,848,451

At March 31, 2016, cash totaling $853,200 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini	168	USD	18,641,280	06/2016	494,498	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,427,393	138,836,704	(137,358,425)	46,905,672	38,124	46,905,672

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	193,762,156	—	—	193,762,156
Consumer Staples	40,090,660	—	—	40,090,660
Energy	47,060,404	—	—	47,060,404
Financials	336,448,323	—	—	336,448,323
Health Care	172,943,439	—	—	172,943,439
Industrials	182,042,636	—	—	182,042,636
Information Technology	211,445,595	—	—	211,445,595
Materials	44,281,549	—	—	44,281,549
Telecommunication Services	12,050,382	—	—	12,050,382
Utilities	58,179,477	—	—	58,179,477
Total Common Stocks	1,298,304,621	—	—	1,298,304,621
Limited Partnerships
Financials	2,948,800	—	—	2,948,800
Exchange-Traded Funds	2,986,740	—	—	2,986,740
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	46,905,672
Total Investments	1,304,240,161	—	—	1,351,145,833
Derivatives
Assets
Futures Contracts	494,498	—	—	494,498
Total	1,304,734,659	—	—	1,351,640,331

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Aggressive Portfolio

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 81.2%
Global Real Estate 0.8%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	2,646,101	$24,423,517
International 23.9%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	4,799,795	66,621,148
Columbia Variable Portfolio – International Equity Fund, Class 1 (a)	925,889	11,879,157
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	4,916,393	54,916,108
Variable Portfolio – DFA International Value Fund, Class 1 (a)	16,662,024	142,127,064
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	14,586,707	167,892,998
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	17,630,124	175,948,641
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	9,060,719	88,523,223
Total		707,908,339
U.S. Large Cap 49.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	11,715,601	196,353,469
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	8,486,521	105,232,860
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	5,943,724	214,925,076
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	8,927,813	152,040,647
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	4,075,003	79,584,803
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	10,126,193	208,700,833
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	5,907,717	112,364,777
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	10,559,200	187,320,215
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	5,799,286	113,550,027
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	6,472,244	102,908,688
Total		1,472,981,395
U.S. Mid Cap 1.6%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	1,355,845	24,744,175

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	1,085,310	$21,217,805
Total		45,961,980
U.S. Small Cap 5.1%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)	3,933,826	68,369,900
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	2,327,891	38,526,594
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	1,994,129	42,794,010
Total		149,690,504
Total Equity Funds (Cost: $2,013,335,898)		$2,400,965,735

Fixed-Income Funds 16.1%
Emerging Markets 0.1%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	453,911	4,085,200
Floating Rate 0.1%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	538,844	4,246,094
High Yield —%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	4,717	39,103
Investment Grade 15.8%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	5,698,462	58,010,340
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)	12,044,040	124,655,813
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	2,002,807	21,189,702
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	11,218,141	124,297,005
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	7,271,135	80,709,596
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	5,354,002	57,020,122
Total		465,882,578

	Shares	Value

Fixed-Income Funds (continued)
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	511,035	$2,325,207
Total Fixed-Income Funds (Cost: $471,108,728)		$476,578,182

Alternative Investment Funds 1.1%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 (a)(b)	999,864	5,659,229
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 (a)(b)	1,026,354	9,873,524
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 (a)	1,742,023	15,852,410
Total Alternative Investment Funds (Cost: $36,986,702)		$31,385,163

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.420% (a)(c)	44,319,099	$44,319,099
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010% (a)(c)	993	993
Total Money Market Funds (Cost: $44,320,092)		$44,320,092
Total Investments
(Cost: $2,565,751,420)		$2,953,249,172(d)
Other Assets & Liabilities, Net		2,371,283
Net Assets		$2,955,620,455

At March 31, 2016, cash totaling $2,323,200 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA BOND (CBT)	177	USD	30,538,031	06/2016	109,550	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini	(199)	USD	(22,081,040)	06/2016	—	(565,660)
S&P500 EMINI	(84)	USD	(8,616,300)	06/2016	—	(176,817)
Total			(30,697,340)		—	(742,477)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,563,034	18,436,826	(19,680,761)	—	44,319,099	—	45,269	44,319,099
Columbia Variable Portfolio – Cash Management Fund, Class 1	993	—	—	—	993	—	—	993
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	9,653,261	—	—	—	9,653,261	—	—	5,659,229
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	145,921,065	—	(3,560,935)	1,447,995	143,808,125	—	—	196,353,469
Columbia Variable Portfolio – Core Bond Fund, Class 1	60,550,580	—	(3,560,934)	181,996	57,171,642	—	—	58,010,340
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1	10,144,702	53,853	—	—	10,198,555	—	—	9,873,524

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	4,611,039	74,212	—	—	4,685,251	—	74,212	4,085,200
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	82,936,982	167,399	(11,816,000)	17,137	71,305,518	—	86,619	66,621,148
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	988,889	—	(891,751)	(57,658)	39,480	—	—	39,103
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	126,805,753	—	(3,560,934)	(355,369)	122,889,450	—	—	124,655,813
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	85,848,301	—	—	—	85,848,301	—	—	105,232,860
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	194,339,737	—	(3,560,934)	790,331	191,569,134	—	—	214,925,076
Columbia Variable Portfolio - Select International Equity Fund, Class 1	—	11,861,023	—	—	11,861,023	—	45,022	11,879,157
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	131,334,653	32,313	—	—	131,366,966	—	—	152,040,647
Columbia Variable Portfolio – Strategic Income Fund, Class 1	3,490,746	—	—	—	3,490,746	—	—	2,325,207
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	73,363,306	26,926	—	—	73,390,232	—	—	68,369,900
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	28,233,109	—	(7,121,868)	167,136	21,278,377	—	—	21,189,702
Variable Portfolio – American Century Diversified Bond Fund, Class 1	125,798,810	—	(3,689,524)	(107,261)	122,002,025	—	—	124,297,005
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	17,134,885	—	—	—	17,134,885	—	—	15,852,410
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	55,131,915	365,452	—	—	55,497,367	—	365,452	54,916,108
Variable Portfolio – DFA International Value Fund, Class 1	165,893,574	744,189	—	—	166,637,763	—	679,564	142,127,064
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	4,938,347	—	—	—	4,938,347	—	—	4,246,094
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	49,785,064	—	(7,121,868)	3,371,062	46,034,258	—	—	79,584,803
Variable Portfolio – Invesco International Growth Fund, Class 1	162,855,255	463,908	—	—	163,319,163	—	410,055	167,892,998
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	82,476,044	—	(3,560,934)	153,990	79,069,100	—	—	80,709,596
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	15,023,160	21,542	—	—	15,044,702	—	—	24,744,175
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	139,937,490	—	(7,121,869)	3,692,499	136,508,120	—	—	208,700,833
Variable Portfolio – MFS Value Fund, Class 1	68,847,078	—	(3,560,934)	1,671,626	66,957,770	—	—	112,364,777
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	28,556,393	—	—	—	28,556,393	—	—	24,423,517
Variable Portfolio – NFJ Dividend Value Fund, Class 1	119,354,842	43,083	(2,540,593)	1,144,778	118,002,110	—	—	187,320,215
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	79,518,909	—	(14,243,737)	6,521,912	71,797,084	—	—	113,550,027
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	34,921,339	26,927	—	—	34,948,266	—	—	38,526,594

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1	29,911,383	26,926	—	—	29,938,309	—	—	42,794,010
Variable Portfolio – Pyramis® International Equity Fund, Class 1	190,465,293	1,348,426	—	—	191,813,719	—	1,294,572	175,948,641
Variable Portfolio – Pyrford International Equity Fund, Class 1	94,238,703	448,593	—	—	94,687,296	—	394,740	88,523,223
Variable Portfolio – Sit Dividend Growth Fund, Class 1	74,986,906	—	(3,560,934)	1,541,549	72,967,521	—	—	102,908,688
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	58,989,960	—	(3,560,935)	115,286	55,544,311	—	—	57,020,122
Variable Portfolio – Victory Established Value Fund, Class 1	11,476,758	—	—	—	11,476,758	—	—	21,217,805
Total	2,614,028,258	34,141,598	(102,715,445)	20,297,009	2,565,751,420	—	3,395,505	2,953,249,172

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at NAV per share practical expedient
Equity Funds	—	—	—	2,400,965,735
Fixed-Income Funds	—	—	—	476,578,182
Alternative Investment Funds	—	—	—	31,385,163
Money Market Funds	—	—	—	44,320,092
Total Investments	—	—	—	2,953,249,172
Derivatives
Assets
Futures Contracts	109,550	—	—	109,550
Liabilities
Futures Contracts	(742,477)	—	—	(742,477)
Total	(632,927)	—	—	2,952,616,245

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 39.1%
Aerospace & Defense 0.2%
Boeing Co. (The)
10/30/22	2.200%	$2,460,000	$2,445,476
Harris Corp.
04/27/20	2.700%	810,000	812,295
Lockheed Martin Corp.
01/15/26	3.550%	1,600,000	1,694,819
03/01/45	3.800%	870,000	845,492
Oshkosh Corp.
03/01/22	5.375%	4,260,000	4,334,550
Total			10,132,632
Airlines 0.1%
United Airlines, Inc. Pass-Through Trust
09/03/22	4.625%	2,852,840	2,838,575

Apartment REIT 0.1%
Essex Portfolio LP
08/15/22	3.625%	1,590,000	1,657,387
01/15/23	3.375%	637,000	649,455
05/01/23	3.250%	2,205,000	2,195,841
Total			4,502,683
Automotive 1.4%
Daimler Finance North America LLC (b)
09/15/16	2.625%	4,010,000	4,035,022
Ford Motor Co.
01/15/43	4.750%	1,760,000	1,765,762
Ford Motor Credit Co. LLC
05/15/18	5.000%	8,940,000	9,439,970
01/15/20	8.125%	1,600,000	1,900,069
08/02/21	5.875%	5,150,000	5,902,626
General Motors Co.
04/01/35	5.000%	2,950,000	2,757,840
04/01/36	6.600%	1,385,000	1,524,039
General Motors Financial Co., Inc.
05/15/18	3.250%	5,720,000	5,815,198
01/15/19	3.100%	1,380,000	1,396,504
03/01/26	5.250%	1,550,000	1,621,185
Jaguar Land Rover Automotive PLC (b)
12/15/18	4.125%	3,340,000	3,419,325
03/15/20	3.500%	2,000,000	1,970,682
Nemak SAB de CV (b)
02/28/23	5.500%	5,000,000	5,137,500
Schaeffler Finance BV (b)
05/15/21	4.250%	4,080,000	4,151,400
Tenneco, Inc.
12/15/20	6.875%	2,610,000	2,701,350
ZF North America Capital, Inc. (b)
04/29/20	4.000%	6,500,000	6,573,125
Total			60,111,597

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Banking 9.1%
ABN AMRO Bank NV Subordinated (b)
07/06/22	7.125%	EUR $	2,900,000	$4,147,069
Ally Financial, Inc.
01/30/17	2.750%	4,500,000		4,477,500
05/21/18	3.600%	4,836,000		4,793,685
American Express Centurion Bank
09/13/17	6.000%	1,500,000		1,592,745
American Express Credit Corp.
07/29/16	1.300%	1,730,000		1,732,834
09/14/20	2.600%	1,495,000		1,531,273
BB&T Corp.
06/19/18	2.050%	1,460,000		1,477,175
Subordinated
10/30/26	3.800%	1,650,000		1,752,722
BBVA Bancomer SA Subordinated (b)
09/30/22	6.750%	7,000,000		7,769,300
BNP Paribas SA (b)
Subordinated
09/28/25	4.375%	1,600,000		1,598,834
BNP Paribas SA (b)(c)
Junior Subordinated
12/31/49	5.945%	GBP	2,400,000	3,448,570
Subordinated
10/14/27	2.625%	EUR	1,500,000	1,703,654
BPCE SA (b)
Subordinated
07/18/23	4.625%	EUR	5,000,000	6,599,085
07/21/24	5.150%	2,960,000		3,023,421
Bank of America Corp.
08/01/16	6.500%	3,450,000		3,511,400
07/01/20	5.625%	2,670,000		3,000,023
01/24/22	5.700%	6,910,000		7,934,428
01/21/44	5.000%	2,130,000		2,350,779
Subordinated
08/26/24	4.200%	9,620,000		9,795,950
01/22/25	4.000%	1,750,000		1,752,655
Bank of America NA
Subordinated
03/15/17	5.300%	4,145,000		4,289,578
10/15/36	6.000%	1,570,000		1,905,934
Bank of Nova Scotia (The)
01/12/17	2.550%	1,180,000		1,194,197
Barclays Bank PLC
Subordinated
10/14/20	5.140%	1,030,000		1,099,413
Barclays Bank PLC (b)
Subordinated
01/14/21	6.000%	EUR	2,000,000	2,574,107
Barclays Bank PLC (c)
Subordinated
01/16/23	6.750%	GBP	3,400,000	5,134,188
Barclays PLC
01/12/26	4.375%	1,500,000		1,482,375

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Branch Banking & Trust Co. Subordinated
09/16/25	3.625%		$1,493,000	$1,563,689
Capital One Bank USA NA
06/05/19	2.300%	1,490,000		1,482,498
Subordinated
02/15/23	3.375%	5,680,000		5,723,554
Capital One Financial Corp. Subordinated
10/29/25	4.200%	4,415,000		4,470,218
Capital One NA
08/17/18	2.350%	3,500,000		3,518,018
Citigroup, Inc.
05/01/18	1.750%	13,150,000		13,113,995
04/08/19	2.550%	2,200,000		2,232,877
01/14/22	4.500%	4,200,000		4,592,108
Subordinated
06/10/25	4.400%	11,460,000		11,685,900
09/29/27	4.450%	3,650,000		3,671,407
Commerzbank AG
Subordinated
03/22/19	6.375%	EUR	3,600,000	4,598,777
Commerzbank AG (b)
Subordinated
09/19/23	8.125%	2,250,000		2,540,137
Cooperatieve Rabobank UA
02/08/22	3.875%	3,590,000		3,829,195
Subordinated
11/09/20	3.750%	EUR	1,500,000	1,906,123
11/09/22	3.950%	1,000,000		1,024,368
Cooperatieve Rabobank UA (b)
Subordinated
09/14/22	4.125%	EUR	3,000,000	3,877,300
Credit Agricole SA Subordinated
12/18/23	7.375%	GBP	3,100,000	5,512,794
Credit Suisse Group Funding Guernsey Ltd.
05/15/45	4.875%	1,000,000		952,685
Credit Suisse Group Funding Guernsey Ltd. (b)
12/10/20	3.125%	3,420,000		3,401,132
Danske Bank A/S Subordinated (b)(c)
05/19/26	2.750%	EUR	4,500,000	5,292,190
Deutsche Bank AG (b)
Subordinated
02/17/25	2.750%	EUR	6,000,000	6,219,016
Deutsche Bank AG (c)
Subordinated
05/24/28	4.296%	980,000		842,661
Discover Bank
02/21/18	2.000%	3,874,000		3,853,882
Fifth Third Bancorp Subordinated
01/16/24	4.300%	2,710,000		2,854,671

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Fifth Third Bank
10/01/21	2.875%		$2,230,000	$2,269,150
Goldman Sachs Group, Inc. (The)
09/01/17	6.250%		5,400,000	5,747,539
01/22/18	2.375%		7,840,000	7,940,846
07/19/18	2.900%		1,400,000	1,432,719
03/15/20	5.375%		7,570,000	8,399,922
09/15/20	2.750%		1,530,000	1,552,240
01/24/22	5.750%		3,100,000	3,576,532
03/03/24	4.000%		2,870,000	3,009,250
01/23/25	3.500%		3,640,000	3,674,442
07/08/44	4.800%		2,890,000	3,023,087
Subordinated
10/21/25	4.250%		2,040,000	2,063,232
10/01/37	6.750%		2,250,000	2,687,481
05/22/45	5.150%		1,750,000	1,776,521
HBOS PLC Subordinated (b)
05/21/18	6.750%		2,280,000	2,465,437
HSBC Bank PLC Subordinated (b)
07/07/23	6.500%	GBP	1,500,000	2,574,190
HSBC Bank USA NA Subordinated
11/01/34	5.875%		820,000	939,141
HSBC Holdings PLC
03/08/26	4.300%		2,800,000	2,894,679
HSBC Holdings PLC (b)
Subordinated
06/10/19	6.000%	EUR	3,100,000	4,018,749
ING Bank NV Subordinated (b)(c)
02/25/26	3.625%	EUR	4,900,000	5,922,596
Intesa Sanpaolo SpA Subordinated (b)
06/26/24	5.017%		4,190,000	3,923,696
Itau CorpBanca (b)
09/22/19	3.875%		5,450,000	5,581,661
JPMorgan Chase & Co.
10/02/17	6.400%		900,000	962,847
05/10/21	4.625%		7,100,000	7,871,848
09/23/22	3.250%		3,280,000	3,420,820
01/23/25	3.125%		7,500,000	7,526,227
Subordinated
09/10/24	3.875%		3,320,000	3,404,829
06/01/45	4.950%		2,400,000	2,534,095
KeyCorp
12/13/18	2.300%		3,440,000	3,460,523
Lloyds Bank PLC Subordinated (b)
04/22/25	7.625%	GBP	3,100,000	5,572,821
Morgan Stanley
04/01/18	6.625%		8,950,000	9,778,188

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
09/23/19	5.625%	$5,390,000		$5,997,976
01/27/20	2.650%		840,000	852,419
10/23/24	3.700%		2,710,000	2,798,942
Subordinated
11/24/25	5.000%		12,970,000	14,036,367
Nationwide Building Society Subordinated (b)
07/22/20	6.750%	EUR	4,250,000	5,728,900
Northern Trust Co. (The) Subordinated
08/15/18	6.500%		1,520,000	1,692,669
PNC Bank NA
Subordinated
12/07/17	6.000%		4,680,000	4,969,804
07/25/23	3.800%		1,750,000	1,839,490
Regions Bank Subordinated
06/26/37	6.450%		2,000,000	2,394,880
Royal Bank of Scotland Group PLC Subordinated
12/15/22	6.125%		2,310,000	2,450,369
Royal Bank of Scotland PLC (The) Subordinated
04/09/18	6.934%	EUR	1,500,000	1,873,268
Santander Issuances SAU Subordinated (b)
03/18/25	2.500%	EUR	8,000,000	8,744,933
Standard Chartered PLC Subordinated (b)(c)
10/21/25	4.000%	EUR	2,000,000	2,210,416
Synchrony Financial
01/15/19	2.600%		4,130,000	4,138,822
08/15/19	3.000%		1,100,000	1,117,439
U.S. Bancorp
03/15/22	3.000%		960,000	1,001,364
Subordinated
09/11/24	3.600%		630,000	663,893
UBS Group Funding Jersey Ltd. (b)
09/24/25	4.125%		1,720,000	1,722,742
US Bank NA
01/27/25	2.800%		2,390,000	2,438,491
Wells Fargo & Co.
07/22/20	2.600%		5,390,000	5,515,652
04/01/21	4.600%		1,350,000	1,497,855
09/29/25	3.550%		4,890,000	5,126,520
Subordinated
08/15/23	4.125%		1,300,000	1,386,807
06/03/26	4.100%		1,750,000	1,836,709
01/15/44	5.606%		2,861,000	3,315,427
11/04/44	4.650%		740,000	760,689
11/17/45	4.900%		1,555,000	1,669,047
Total				398,219,287

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Brokerage/Asset Managers/Exchanges —%
Jefferies Group LLC
04/13/18	5.125%	$1,870,000	$1,939,057

Building Materials 0.2%
Masco Corp.
04/01/25	4.450%	6,250,000	6,483,125
04/01/26	4.375%	1,000,000	1,018,110
Owens Corning
12/15/22	4.200%	2,185,000	2,214,340
Total			9,715,575
Cable and Satellite 1.4%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	6,110,000	6,293,300
CCO Safari II LLC (b)
07/23/25	4.908%	11,070,000	11,676,813
Comcast Corp.
03/01/26	3.150%	1,550,000	1,613,798
08/15/35	4.400%	1,650,000	1,787,626
11/15/35	6.500%	178,000	239,176
05/15/38	6.400%	4,910,000	6,541,598
03/01/44	4.750%	2,308,000	2,603,357
DISH DBS Corp.
07/15/17	4.625%	2,040,000	2,080,800
NBCUniversal Media LLC
04/30/20	5.150%	4,020,000	4,569,916
04/01/21	4.375%	5,420,000	6,060,660
01/15/23	2.875%	1,510,000	1,566,053
Sirius XM Radio, Inc. (b)
07/15/24	6.000%	1,900,000	1,999,750
04/15/25	5.375%	4,000,000	4,060,000
Time Warner Cable, Inc.
07/01/18	6.750%	1,570,000	1,727,350
09/01/41	5.500%	730,000	723,949
09/15/42	4.500%	960,000	852,199
Virgin Media Secured Finance PLC (b)
04/15/21	5.375%	2,520,000	2,620,800
01/15/26	5.250%	4,500,000	4,500,000
Total			61,517,145
Chemicals 0.5%
Ashland, Inc. (c)
08/15/22	4.750%	3,110,000	3,156,650
Dow Chemical Co. (The)
11/15/20	4.250%	836,000	909,447
Eastman Chemical Co.
01/15/20	2.700%	1,870,000	1,907,757
08/15/22	3.600%	2,920,000	3,039,361
Ecolab, Inc.
12/08/21	4.350%	3,800,000	4,195,238
LyondellBasell Industries NV
04/15/19	5.000%	3,380,000	3,611,030
02/26/55	4.625%	1,800,000	1,608,042

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Mosaic Co. (The)
11/15/43	5.625%	$1,610,000	$1,681,442
Total			20,108,967
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/22	2.850%	2,890,000	2,987,038
John Deere Capital Corp.
10/15/21	3.150%	1,250,000	1,315,560
United Rentals North America, Inc.
07/15/23	4.625%	3,300,000	3,279,375
11/15/24	5.750%	2,000,000	2,000,000
Total			9,581,973
Consumer Cyclical Services —%
Amazon.com, Inc.
12/05/24	3.800%	1,750,000	1,917,363

Consumer Products 0.2%
Jarden Corp. (b)
11/15/23	5.000%	2,000,000	2,095,000
Spectrum Brands, Inc.
07/15/25	5.750%	5,010,000	5,323,125
Total			7,418,125
Diversified Manufacturing 0.6%
General Electric Co.
12/06/17	5.250%	1,520,000	1,628,870
10/17/21	4.650%	5,134,000	5,857,057
10/09/22	2.700%	3,900,000	4,056,125
10/09/42	4.125%	2,160,000	2,277,936
Subordinated
02/11/21	5.300%	376,000	436,667
KOC Holding AS (b)
03/15/23	5.250%	3,000,000	2,992,500
Terex Corp.
04/01/20	6.500%	3,000,000	2,895,000
United Technologies Corp.
04/15/40	5.700%	1,420,000	1,772,277
06/01/42	4.500%	1,840,000	1,993,627
Total			23,910,059
Electric 1.8%
AES Corp. (The)
05/15/23	4.875%	2,000,000	1,925,000
AES Gener SA (b)
07/14/25	5.000%	3,000,000	3,012,684
CMS Energy Corp.
06/15/19	8.750%	3,330,000	4,031,777
Calpine Corp.
01/15/23	5.375%	780,000	756,116

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
01/15/25	5.750%	$3,250,000	$3,120,000
Calpine Corp. (b)
01/15/24	5.875%	1,500,000	1,575,000
CenterPoint Energy Houston Electric LLC
08/01/42	3.550%	760,000	713,768
Consolidated Edison Co. of New York, Inc.
03/01/43	3.950%	2,290,000	2,286,313
Constellation Energy Group, Inc.
12/01/20	5.150%	2,020,000	2,238,045
Consumers Energy Co.
05/15/22	2.850%	490,000	501,149
08/15/23	3.375%	700,000	731,027
Covanta Holding Corp.
03/01/24	5.875%	3,540,000	3,433,800
DPL, Inc.
10/15/16	6.500%	77,000	78,540
Dominion Resources, Inc.
06/15/18	6.400%	1,880,000	2,044,850
09/15/22	2.750%	2,630,000	2,598,969
10/01/25	3.900%	3,000,000	3,085,470
08/01/41	4.900%	2,050,000	2,091,931
Dominion Resources, Inc. (c)
Junior Subordinated
06/30/66	7.500%	1,970,000	1,664,650
Duke Energy Corp.
09/15/21	3.550%	2,860,000	2,997,057
Duke Energy Florida LLC
09/15/37	6.350%	1,170,000	1,578,073
11/15/42	3.850%	2,830,000	2,747,537
Duke Energy Progress LLC
08/15/25	3.250%	1,570,000	1,647,062
12/01/44	4.150%	1,565,000	1,643,507
Edison International
09/15/17	3.750%	1,730,000	1,788,493
Exelon Generation Co. LLC
06/15/22	4.250%	900,000	943,675
06/15/42	5.600%	760,000	734,903
FirstEnergy Corp.
03/15/18	2.750%	930,000	938,858
03/15/23	4.250%	7,480,000	7,786,470
Florida Power & Light Co.
02/01/42	4.125%	3,380,000	3,599,433
Georgia Power Co.
03/15/42	4.300%	700,000	712,949
IPALCO Enterprises, Inc.
07/15/20	3.450%	2,400,000	2,409,000
Ipalco Enterprises, Inc.
05/01/18	5.000%	2,521,000	2,647,050
MidAmerican Energy Co.
10/15/44	4.400%	2,790,000	3,045,706
NextEra Energy Capital Holdings, Inc. (c)
09/01/67	7.300%	3,060,000	2,852,838

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Potomac Electric Power Co.
03/15/24	3.600%	$1,550,000	$1,650,118
Progress Energy, Inc.
04/01/22	3.150%	900,000	912,100
Southern Power Co.
09/15/41	5.150%	500,000	497,203
Xcel Energy, Inc.
09/15/41	4.800%	820,000	901,069
Total			77,922,190
Environmental 0.3%
Clean Harbors, Inc.
08/01/20	5.250%	2,830,000	2,900,467
Republic Services, Inc.
06/01/22	3.550%	3,200,000	3,377,347
Waste Management, Inc.
09/01/16	2.600%	2,580,000	2,596,584
06/30/20	4.750%	2,890,000	3,213,625
03/01/45	4.100%	2,222,000	2,230,535
Total			14,318,558
Finance Companies 0.8%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/19	3.750%	7,340,000	7,303,300
CIT Group, Inc.
08/15/17	4.250%	4,710,000	4,792,943
08/15/22	5.000%	2,930,000	2,964,779
GE Capital International Funding Co. (b)
11/15/20	2.342%	15,671,000	16,053,999
International Lease Finance Corp.
05/15/19	6.250%	1,800,000	1,919,250
Total			33,034,271
Food and Beverage 1.2%
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	4,870,000	5,062,964
02/01/26	3.650%	6,270,000	6,593,613
02/01/46	4.900%	4,470,000	4,995,502
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	3,580,000	4,172,540
07/15/22	2.500%	2,280,000	2,299,033
Constellation Brands, Inc.
11/15/19	3.875%	5,500,000	5,768,125
JBS Investments GmbH (b)
04/03/24	7.250%	5,500,000	4,991,250
Kraft Heinz Co. (The) (b)
02/15/25	4.875%	2,274,000	2,505,173
07/15/25	3.950%	2,245,000	2,388,768
07/15/45	5.200%	1,750,000	1,958,056
Kraft Heinz Foods Co.
06/04/42	5.000%	1,820,000	1,981,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage (continued)
Pernod Ricard SA (b)
01/15/17	2.950%	$1,850,000	$1,868,302
Sysco Corp. (d)
07/15/26	3.300%	1,380,000	1,399,741
Tyson Foods, Inc.
06/15/22	4.500%	2,821,000	3,090,795
Tyson Foods, Inc. (c)
04/01/16	6.600%	1,250,000	1,250,189
Total			50,325,201
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	5,930,000	6,167,200

Health Care 1.6%
Becton Dickinson and Co.
12/15/24	3.734%	5,390,000	5,738,221
CHS/Community Health Systems, Inc.
08/15/18	5.125%	5,541,000	5,582,557
Catholic Health Initiatives
11/01/22	2.950%	1,425,000	1,433,436
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	4,480,000	4,524,800
Express Scripts Holding Co.
02/25/26	4.500%	2,980,000	3,085,394
Express Scripts, Inc.
06/15/19	7.250%	2,303,000	2,665,504
Fresenius Medical Care US Finance II, Inc. (b)
10/15/20	4.125%	1,000,000	1,020,000
HCA, Inc.
03/15/19	3.750%	7,020,000	7,191,288
10/15/19	4.250%	950,000	979,094
02/01/25	5.375%	2,100,000	2,122,974
Medtronic, Inc.
03/15/20	2.500%	2,300,000	2,380,068
04/01/23	2.750%	1,300,000	1,334,222
03/15/25	3.500%	5,360,000	5,720,948
03/15/35	4.375%	2,680,000	2,901,440
NYU Hospitals Center
07/01/42	4.428%	1,000,000	1,013,249
St. Jude Medical, Inc.
09/15/18	2.000%	1,410,000	1,425,437
Tenet Healthcare Corp.
03/01/19	5.000%	3,000,000	2,966,250
10/01/21	4.375%	2,500,000	2,506,250
Thermo Fisher Scientific, Inc.
08/15/21	3.600%	3,590,000	3,714,659
02/15/22	3.300%	896,000	913,352
02/01/44	5.300%	1,970,000	2,203,110
Universal Health Services, Inc.
06/30/16	7.125%	1,860,000	1,882,246

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Universal Health Services, Inc. (b)
08/01/19	3.750%	$1,000,000	$1,026,250
08/01/22	4.750%	1,600,000	1,628,000
Zimmer Biomet Holdings, Inc.
04/01/20	2.700%	1,740,000	1,764,396
Total			67,723,145
Healthcare Insurance 0.2%
Aetna, Inc.
11/15/22	2.750%	2,010,000	2,003,725
UnitedHealth Group, Inc.
12/15/21	2.875%	2,110,000	2,191,182
03/15/22	2.875%	3,600,000	3,729,971
07/15/25	3.750%	1,860,000	2,004,118
Total			9,928,996
Healthcare REIT 0.1%
Senior Housing Properties Trust
05/01/24	4.750%	1,000,000	968,859
Ventas Realty LP/Capital Corp.
06/01/21	4.750%	700,000	769,864
Welltower, Inc.
03/15/18	2.250%	730,000	734,016
03/15/23	3.750%	1,440,000	1,438,465
Total			3,911,204
Home Construction 0.4%
D.R. Horton, Inc.
02/15/18	3.625%	3,400,000	3,485,000
08/15/23	5.750%	1,100,000	1,188,000
Lennar Corp.
12/15/17	4.750%	2,150,000	2,198,375
04/01/21	4.750%	3,550,000	3,594,375
MDC Holdings, Inc.
01/15/24	5.500%	2,330,000	2,230,975
TRI Pointe Group, Inc./Homes
06/15/19	4.375%	1,870,000	1,855,975
06/15/24	5.875%	1,700,000	1,689,375
Toll Brothers Finance Corp.
11/01/19	6.750%	675,000	752,625
Total			16,994,700
Independent Energy 0.9%
Anadarko Petroleum Corp.
09/15/16	5.950%	730,000	742,674
03/15/26	5.550%	1,290,000	1,301,357
09/15/36	6.450%	1,610,000	1,607,665
Apache Corp.
04/15/43	4.750%	700,000	628,338
California Resources Corp. (b)
12/15/22	8.000%	1,540,000	592,900
Chesapeake Energy Corp. (b)
12/15/22	8.000%	1,937,000	949,130

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Cimarex Energy Co.
06/01/24	4.375%	$4,000,000		$3,938,536
Concho Resources, Inc.
01/15/21	7.000%		6,020,000	6,080,200
01/15/22	6.500%		1,440,000	1,436,400
ConocoPhillips Holding Co.
04/15/29	6.950%		2,560,000	2,879,619
Continental Resources, Inc.
09/15/22	5.000%		2,600,000	2,240,875
EOG Resources, Inc.
02/01/21	4.100%		1,830,000	1,934,731
Hess Corp.
01/15/40	6.000%		1,900,000	1,750,624
Newfield Exploration Co.
01/30/22	5.750%		5,140,000	5,009,907
Noble Energy, Inc.
12/15/21	4.150%		2,640,000	2,635,467
11/15/24	3.900%		730,000	687,135
Range Resources Corp. (b)
05/15/25	4.875%		3,000,000	2,625,000
Whiting Petroleum Corp.
03/15/19	5.000%		800,000	554,000
03/15/21	5.750%		1,800,000	1,197,000
Total				38,791,558
Integrated Energy 0.5%
BP Capital Markets PLC
10/01/20	4.500%		1,440,000	1,574,628
05/10/23	2.750%		2,380,000	2,334,347
Chevron Corp.
06/24/20	2.427%		2,390,000	2,440,109
Exxon Mobil Corp.
03/06/25	2.709%		3,740,000	3,760,948
03/01/26	3.043%		2,800,000	2,865,691
Shell International Finance BV
05/11/25	3.250%		3,310,000	3,341,233
08/21/42	3.625%		2,890,000	2,586,524
08/12/43	4.550%		1,150,000	1,193,898
Total Capital Canada Ltd.
07/15/23	2.750%		2,550,000	2,545,637
Total				22,643,015
Leisure 0.1%
Royal Caribbean Cruises Ltd.
11/15/22	5.250%		3,320,000	3,502,600

Life Insurance 1.0%
Allianz Finance II BV Subordinated (c)
07/08/41	5.750%	EUR	2,700,000	3,545,772

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance (continued)
American International Group, Inc.
01/16/18	5.850%		$1,742,000	$1,867,481
02/15/24	4.125%		9,750,000	10,159,578
07/16/44	4.500%		1,570,000	1,480,711
CNP Assurances Subordinated (b)(c)
12/31/49	4.000%	EUR	5,000,000	5,355,918
Lincoln National Corp.
02/15/20	6.250%		2,040,000	2,279,202
MetLife, Inc.
08/13/42	4.125%		1,020,000	973,985
11/13/43	4.875%		1,480,000	1,577,038
Metropolitan Life Global Funding I (b)
01/10/23	3.000%		3,490,000	3,523,490
Principal Financial Group, Inc.
09/15/22	3.300%		750,000	761,667
Prudential Financial, Inc.
06/21/20	5.375%		1,270,000	1,417,759
12/14/36	5.700%		510,000	576,642
05/12/41	5.625%		3,230,000	3,568,585
TIAA Asset Management Finance Co. LLC (b)
11/01/24	4.125%		1,090,000	1,126,463
Voya Financial, Inc.
07/15/22	5.500%		2,410,000	2,695,744
07/15/43	5.700%		1,440,000	1,632,331
Total				42,542,366
Lodging —%
Wyndham Worldwide Corp.
03/01/17	2.950%		1,660,000	1,675,720

Media and Entertainment 1.9%
21st Century Fox America, Inc.
10/15/25	3.700%		4,300,000	4,502,384
08/15/39	6.900%		1,590,000	1,979,536
09/15/44	4.750%		2,840,000	2,939,823
Activision Blizzard, Inc. (b)
09/15/21	5.625%		6,080,000	6,391,600
CBS Corp.
01/15/25	3.500%		2,260,000	2,290,286
07/01/42	4.850%		700,000	675,531
Discovery Communications LLC
08/15/19	5.625%		1,350,000	1,483,053
04/01/23	3.250%		2,510,000	2,392,339
Grupo Televisa SAB
03/18/25	6.625%		4,800,000	5,725,733
05/13/45	5.000%		500,000	459,817
Interpublic Group of Companies, Inc. (The)
03/15/22	4.000%		1,565,000	1,610,510
Lamar Media Corp.
01/15/24	5.375%		5,890,000	6,142,092
McGraw Hill Financial, Inc.
08/14/20	3.300%		1,690,000	1,748,324

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
Myriad International Holdings BV (b)
07/21/25	5.500%	$3,100,000	$3,141,509
Netflix, Inc.
02/01/21	5.375%	3,840,000	4,008,000
03/01/24	5.750%	2,890,000	3,048,950
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	4,876,000	4,997,900
Omnicom Group, Inc.
05/01/22	3.625%	480,000	503,877
Omnicom Group, Inc. (d)
04/15/26	3.600%	3,300,000	3,380,375
TEGNA, Inc.
07/15/20	5.125%	4,650,000	4,841,812
Time Warner, Inc.
01/15/21	4.700%	1,900,000	2,091,471
07/15/25	3.600%	7,000,000	7,185,136
05/01/32	7.700%	1,500,000	1,925,775
12/15/43	5.350%	1,000,000	1,064,196
Viacom, Inc.
03/01/21	4.500%	1,330,000	1,433,566
06/15/22	3.125%	3,500,000	3,438,729
Walt Disney Co. (The)
12/01/22	2.350%	2,160,000	2,213,717
06/01/44	4.125%	2,950,000	3,163,884
Total			84,779,925
Metals 0.4%
Alcoa, Inc.
10/01/24	5.125%	3,850,000	3,651,494
ArcelorMittal (c)
08/05/20	6.250%	2,660,000	2,600,150
Barrick Gold Corp.
05/01/23	4.100%	286,000	278,533
Barrick North America Finance LLC
05/30/21	4.400%	982,000	1,003,904
05/01/43	5.750%	710,000	641,838
Freeport-McMoRan, Inc.
03/15/23	3.875%	1,880,000	1,273,700
Glencore Finance Canada Ltd. (b)
11/15/21	4.950%	1,830,000	1,645,856
Newmont Mining Corp.
10/01/39	6.250%	97,000	96,937
Southern Copper Corp.
11/08/42	5.250%	1,030,000	845,989
Steel Dynamics, Inc.
08/15/19	6.125%	4,990,000	5,152,175
Teck Resources Ltd.
01/15/17	3.150%	1,100,000	1,056,000
Vale Overseas Ltd.
09/15/19	5.625%	1,020,000	991,950
Total			19,238,526

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream 1.6%
AmeriGas Finance LLC/Corp.
05/20/20	6.750%	$2,720,000	$2,788,000
AmeriGas Partners LP/Finance Corp.
08/20/19	6.250%	2,960,000	3,026,600
Columbia Pipeline Group, Inc. (b)
06/01/25	4.500%	2,390,000	2,373,115
Enbridge Energy Partners LP
03/15/20	5.200%	2,020,000	2,021,563
Enbridge, Inc.
06/10/44	4.500%	1,300,000	1,034,485
Energy Transfer Equity LP
10/15/20	7.500%	1,662,000	1,599,675
Energy Transfer Partners LP
10/01/20	4.150%	2,140,000	2,056,106
02/01/22	5.200%	753,000	714,539
02/01/23	3.600%	2,770,000	2,403,005
02/01/42	6.500%	1,771,000	1,607,825
Enterprise Products Operating LLC
09/01/20	5.200%	5,020,000	5,480,861
03/15/44	4.850%	4,160,000	3,902,484
Enterprise Products Operating LLC (c)
01/15/68	7.034%	2,020,000	2,048,280
Kinder Morgan Energy Partners LP
04/01/20	6.500%	1,870,000	1,991,806
09/15/20	5.300%	1,600,000	1,666,805
09/01/39	6.500%	2,000,000	1,893,294
Kinder Morgan, Inc.
06/01/25	4.300%	730,000	694,365
06/01/45	5.550%	2,510,000	2,230,707
MPLX LP (b)
12/01/24	4.875%	1,000,000	923,237
06/01/25	4.875%	4,700,000	4,285,606
Magellan Midstream Partners LP
07/15/19	6.550%	2,740,000	3,057,698
Plains All American Pipeline LP/Finance Corp.
06/01/22	3.650%	3,360,000	3,075,529
Sabine Pass Liquefaction LLC
03/01/25	5.625%	4,480,000	4,272,800
Suburban Propane Partners LP/Energy Finance Corp.
03/01/25	5.750%	958,000	914,890
Sunoco Logistics Partners Operations LP
01/15/23	3.450%	3,165,000	2,825,949
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	2,140,000	1,877,850
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	2,000,000	1,990,000
TransCanada PipeLines Ltd
08/01/22	2.500%	1,800,000	1,703,326
Williams Companies, Inc. (The)
01/15/23	3.700%	2,155,000	1,610,863
06/24/44	5.750%	810,000	538,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
Williams Partners LP
11/15/20	4.125%	$2,760,000	$2,506,773
09/15/45	5.100%	2,160,000	1,554,217
Total			70,670,903
Natural Gas 0.1%
NiSource Finance Corp.
02/01/45	5.650%	1,660,000	1,974,950
Sempra Energy
06/01/16	6.500%	1,500,000	1,511,717
10/01/22	2.875%	1,830,000	1,808,860
Total			5,295,527
Office REIT 0.1%
Boston Properties LP
02/01/26	3.650%	1,400,000	1,452,716
Kilroy Realty LP
01/15/23	3.800%	3,200,000	3,261,366
10/01/25	4.375%	690,000	723,776
Total			5,437,858
Oil Field Services 0.2%
Ensco PLC
03/15/21	4.700%	4,410,000	3,077,607
03/15/25	5.200%	800,000	448,000
Halliburton Co.
11/15/25	3.800%	2,930,000	2,934,527
Noble Holding International Ltd.
04/01/25	5.950%	1,025,000	666,250
Schlumberger Investment SA
12/01/23	3.650%	2,350,000	2,440,355
Weatherford International Ltd.
04/15/22	4.500%	1,330,000	1,067,325
Total			10,634,064
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
03/15/17	3.500%	3,030,000	3,014,850

Other Industry 0.1%
Belden, Inc. (b)
07/15/24	5.250%	2,384,000	2,276,720

Other REIT 0.3%
Hospitality Properties Trust
03/15/24	4.650%	4,930,000	4,838,085
Host Hotels & Resorts LP
10/01/21	6.000%	660,000	740,654
10/15/23	3.750%	1,660,000	1,619,566

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other REIT (continued)
PLA Administradora Industrial S de RL de CV (b)
11/10/22	5.250%	$7,500,000	$7,237,500
Total			14,435,805
Packaging 0.4%
Ball Corp.
11/15/23	4.000%	5,810,000	5,722,850
Berry Plastics Corp.
07/15/23	5.125%	4,780,000	4,815,850
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	2,900,000	2,958,000
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	4,000,000	4,105,000
Total			17,601,700
Paper 0.2%
Georgia-Pacific LLC (b)
11/01/20	5.400%	4,310,000	4,814,765
International Paper Co.
11/15/41	6.000%	690,000	749,405
WestRock RKT Co.
03/01/23	4.000%	3,005,000	3,078,247
WestRock RKT Co.
03/01/20	3.500%	1,430,000	1,449,903
Total			10,092,320
Pharmaceuticals 2.0%
AbbVie, Inc.
11/06/17	1.750%	4,310,000	4,329,947
11/06/22	2.900%	2,420,000	2,462,754
05/14/25	3.600%	4,230,000	4,440,303
11/06/42	4.400%	2,420,000	2,444,931
Actavis Funding SCS
06/15/24	3.850%	1,810,000	1,897,117
03/15/35	4.550%	2,580,000	2,658,200
Actavis, Inc.
10/01/17	1.875%	3,258,000	3,271,892
10/01/22	3.250%	3,980,000	4,079,946
10/01/42	4.625%	850,000	875,729
Amgen, Inc.
05/15/17	2.125%	2,780,000	2,811,628
06/01/17	5.850%	950,000	1,000,046
06/15/21	4.100%	3,040,000	3,314,627
05/15/43	5.375%	3,020,000	3,439,200
Baxalta, Inc. (b)
06/22/18	2.000%	2,000,000	1,983,896
06/23/25	4.000%	2,910,000	2,958,309
Biogen, Inc.
09/15/22	3.625%	5,820,000	6,155,791
Celgene Corp.
08/15/22	3.250%	2,520,000	2,602,212
08/15/25	3.875%	4,840,000	5,086,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
Forest Laboratories LLC (b)
02/15/21	4.875%	$3,830,000	$4,222,874
Gilead Sciences, Inc.
12/01/21	4.400%	4,940,000	5,518,533
03/01/26	3.650%	4,470,000	4,749,974
Mallinckrodt International Finance SA
04/15/18	3.500%	4,400,000	4,224,000
Merck & Co., Inc.
09/15/22	2.400%	2,155,000	2,197,512
Perrigo Finance Unlimited Co.
03/15/21	3.500%	4,250,000	4,355,136
12/15/24	3.900%	1,200,000	1,193,776
Roche Holdings, Inc. (b)
09/30/24	3.350%	2,010,000	2,137,179
Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	1,900,000	1,724,250
04/15/25	6.125%	3,550,000	2,733,500
Total			88,869,792
Property & Casualty 0.7%
Allstate Corp. (The) (c)
08/15/53	5.750%	1,460,000	1,483,725
Berkshire Hathaway Finance Corp.
05/15/22	3.000%	1,440,000	1,500,680
Berkshire Hathaway, Inc.
03/15/23	2.750%	2,080,000	2,121,280
02/11/43	4.500%	3,510,000	3,835,380
Chubb INA Holdings, Inc.
03/15/25	3.150%	3,840,000	3,949,801
05/03/26	3.350%	1,480,000	1,545,111
Hartford Financial Services Group, Inc. (The)
10/15/16	5.500%	1,420,000	1,451,310
10/15/36	5.950%	550,000	646,939
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	2,060,000	2,242,889
08/01/44	4.850%	2,760,000	2,640,056
Markel Corp.
07/01/22	4.900%	3,050,000	3,335,504
03/30/23	3.625%	860,000	867,089
Travelers Companies, Inc. (The)
08/01/43	4.600%	1,000,000	1,127,158
08/25/45	4.300%	1,120,000	1,213,035
WR Berkley Corp.
03/15/22	4.625%	1,860,000	2,006,468
08/01/44	4.750%	780,000	777,824
XLIT Ltd. Subordinated
03/31/25	4.450%	830,000	821,869
Total			31,566,118
Railroads 0.4%
Burlington Northern Santa Fe LLC
09/01/20	3.600%	1,881,000	2,018,704
09/15/41	4.950%	2,350,000	2,604,813

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Railroads (continued)
03/15/43	4.450%	$2,430,000	$2,612,964
04/01/45	4.150%	1,000,000	1,026,079
CSX Corp.
06/01/21	4.250%	1,600,000	1,747,538
Norfolk Southern Corp.
04/01/18	5.750%	1,280,000	1,384,021
12/01/21	3.250%	2,300,000	2,380,723
Union Pacific Corp.
09/15/41	4.750%	2,150,000	2,402,599
Total			16,177,441
Refining 0.2%
Phillips 66
04/01/22	4.300%	5,500,000	5,855,674
Tesoro Corp.
10/01/22	5.375%	1,800,000	1,777,500
Total			7,633,174
Restaurants 0.2%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	6,750,000	6,868,125
McDonald’s Corp.
05/26/45	4.600%	850,000	894,459
McDonalds Corp.
05/26/25	3.375%	2,000,000	2,083,880
Total			9,846,464
Retail REIT 0.2%
DDR Corp.
04/15/18	4.750%	2,860,000	2,973,333
02/01/25	3.625%	1,390,000	1,344,750
Realty Income Corp.
10/15/26	4.125%	750,000	771,187
Simon Property Group LP
01/15/26	3.300%	2,530,000	2,625,614
Total			7,714,884
Retailers 1.1%
CVS Health Corp.
07/20/22	3.500%	2,500,000	2,679,775
12/01/22	2.750%	2,500,000	2,567,753
07/20/45	5.125%	2,180,000	2,524,706
Dollar General Corp.
04/15/23	3.250%	2,900,000	2,926,868
11/01/25	4.150%	1,000,000	1,050,646
Hanesbrands, Inc.
12/15/20	6.375%	2,680,000	2,773,800
Home Depot, Inc. (The)
06/01/22	2.625%	2,000,000	2,068,868
09/15/25	3.350%	1,490,000	1,614,600
04/01/41	5.950%	3,590,000	4,748,037

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
L Brands, Inc.
07/15/17	6.900%	$920,000	$974,050
Macy’s Retail Holdings, Inc.
02/15/23	2.875%	2,040,000	1,937,741
PVH Corp.
12/15/22	4.500%	5,470,000	5,606,750
SACI Falabella (b)
04/30/23	3.750%	5,000,000	4,998,595
Target Corp.
07/01/42	4.000%	2,860,000	3,061,973
Wal-Mart Stores, Inc.
04/01/40	5.625%	5,040,000	6,472,867
04/22/44	4.300%	500,000	559,111
Total			46,566,140
Supermarkets 0.2%
Delhaize Group
10/01/40	5.700%	880,000	948,758
Kroger Co. (The)
08/15/17	6.400%	1,600,000	1,709,993
01/15/21	3.300%	5,130,000	5,418,932
Total			8,077,683
Technology 2.2%
Apple, Inc.
02/09/25	2.500%	10,000,000	9,939,860
02/23/26	3.250%	1,390,000	1,451,252
02/23/46	4.650%	800,000	873,323
Avnet, Inc.
04/15/26	4.625%	850,000	859,277
Cisco Systems, Inc.
06/15/22	3.000%	3,250,000	3,451,727
02/15/39	5.900%	1,200,000	1,551,614
CommScope, Inc. (b)
06/15/20	4.375%	3,000,000	3,082,500
Dell, Inc.
04/01/16	3.100%	390,000	390,006
Denali International LLC/Finance Corp. (b)
10/15/20	5.625%	1,480,000	1,561,215
Equifax, Inc.
12/15/22	3.300%	1,908,000	1,947,854
Fidelity National Information Services, Inc.
03/15/22	5.000%	1,160,000	1,206,642
10/15/22	4.500%	3,390,000	3,615,116
04/15/23	3.500%	2,046,000	2,041,771
First Data Corp. (b)
01/15/24	5.000%	7,130,000	7,138,912
HP, Inc.
06/01/21	4.300%	2,760,000	2,872,542
Hewlett Packard Enterprise Co. (b)
10/15/20	3.600%	5,400,000	5,615,141

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
10/15/25	4.900%	$4,680,000	$4,816,497
Intuit, Inc.
03/15/17	5.750%	2,170,000	2,254,999
Jabil Circuit, Inc.
07/15/16	7.750%	1,910,000	1,937,514
KLA-Tencor Corp.
11/01/24	4.650%	1,560,000	1,572,429
Microsoft Corp.
02/12/25	2.700%	3,380,000	3,453,806
11/03/25	3.125%	1,480,000	1,554,141
NXP BV/Funding LLC (b)
06/15/20	4.125%	4,000,000	4,040,000
Oracle Corp.
10/15/22	2.500%	1,630,000	1,658,527
07/15/23	3.625%	2,690,000	2,913,706
05/15/25	2.950%	2,860,000	2,929,724
07/08/34	4.300%	2,050,000	2,156,016
Pitney Bowes, Inc.
03/15/24	4.625%	3,030,000	3,090,136
Sanmina Corp. (b)
06/01/19	4.375%	2,000,000	2,045,000
Seagate HDD Cayman
11/15/18	3.750%	750,000	746,250
06/01/23	4.750%	4,380,000	3,628,182
Tencent Holdings Ltd. (b)
05/02/19	3.375%	5,000,000	5,179,055
02/11/25	3.800%	1,100,000	1,138,540
Western Digital Corp. (b)(d)
04/01/23	7.375%	1,800,000	1,836,000
Xerox Corp.
03/15/17	2.950%	840,000	845,048
Total			95,394,322
Tobacco 0.3%
Altria Group, Inc.
08/09/22	2.850%	4,650,000	4,803,231
Philip Morris International, Inc.
05/17/21	4.125%	1,870,000	2,075,996
Reynolds American, Inc.
06/12/25	4.450%	3,640,000	4,004,881
Total			10,884,108
Transportation Services 0.2%
Hertz Corp. (The)
04/01/18	4.250%	1,500,000	1,500,000
04/15/19	6.750%	3,000,000	3,043,470
Penske Truck Leasing Co. LP/Finance Corp. (b)
07/17/18	2.875%	1,830,000	1,843,275
02/01/22	3.375%	2,280,000	2,264,984
Total			8,651,729

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless 0.8%
America Movil SAB de CV
07/16/22	3.125%	$3,490,000	$3,582,087
American Tower Corp.
09/01/20	5.050%	1,950,000	2,117,803
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	1,810,000	1,825,428
04/15/23	3.849%	3,620,000	3,732,043
Crown Castle International Corp.
01/15/23	5.250%	5,810,000	6,267,538
02/15/26	4.450%	1,500,000	1,559,622
Sprint Communications, Inc.
12/01/16	6.000%	1,550,000	1,540,313
Sprint Communications, Inc. (b)
11/15/18	9.000%	3,730,000	3,916,500
T-Mobile USA, Inc.
04/28/19	6.464%	3,160,000	3,223,200
Turkcell Iletisim Hizmetleri AS (b)
10/15/25	5.750%	3,800,000	3,685,050
Vodafone Group PLC
02/27/17	5.625%	3,130,000	3,256,430
Total			34,706,014
Wirelines 2.2%
AT&T, Inc.
03/01/21	5.000%	2,600,000	2,899,086
08/15/21	3.875%	3,080,000	3,277,483
04/01/24	4.450%	2,800,000	3,030,712
05/15/25	3.400%	8,470,000	8,489,845
02/15/39	6.550%	2,450,000	2,885,238
12/15/42	4.300%	2,020,000	1,848,926
British Telecommunications PLC
01/15/18	5.950%	3,115,000	3,359,045
CenturyLink, Inc.
09/15/19	6.150%	1,505,000	1,561,438
Deutsche Telekom International Finance BV
08/20/18	6.750%	3,420,000	3,830,550
Deutsche Telekom International Finance BV (b)
03/06/17	2.250%	940,000	948,310
Embarq Corp.
06/01/36	7.995%	1,100,000	1,061,984
Frontier Communications Corp.
04/15/17	8.250%	2,555,000	2,707,278
04/15/20	8.500%	4,600,000	4,758,240
01/15/23	7.125%	1,000,000	885,000
Frontier Communications Corp. (b)
09/15/25	11.000%	2,150,000	2,160,750
Orange SA
09/14/21	4.125%	2,252,000	2,451,385
02/06/44	5.500%	720,000	854,105
Telecom Italia Capital SA
09/30/34	6.000%	1,210,000	1,150,141
Telecom Italia SpA (b)
05/30/24	5.303%	2,850,000	2,935,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Telefonica Chile SA (b)
10/12/22	3.875%	$8,000,000	$8,137,368
Telefonica Emisiones SAU
02/16/21	5.462%	2,410,000	2,732,087
Verizon Communications, Inc.
09/14/18	3.650%	4,840,000	5,091,999
11/01/21	3.500%	1,430,000	1,519,108
09/15/23	5.150%	5,570,000	6,428,966
03/15/34	5.050%	3,830,000	4,151,195
11/01/41	4.750%	7,410,000	7,613,427
09/15/43	6.550%	1,408,000	1,854,656
08/21/46	4.862%	2,761,000	2,911,532
08/21/54	5.012%	1,992,000	1,998,432
Total			93,533,786
Total Corporate Bonds & Notes (Cost: $1,688,889,455)			$1,704,493,615

Residential Mortgage-Backed Securities - Agency 24.7%
Federal Home Loan Mortgage Corp.
11/01/22-06/01/33	5.000%	1,838,465	1,998,104
03/01/34-08/01/38	5.500%	4,172,266	4,695,650
02/01/38	6.000%	1,355,519	1,544,312
Federal Home Loan Mortgage Corp. (c)
05/01/35-07/01/36	2.500%	4,647,680	4,911,725
12/01/35	2.624%	3,799,979	4,010,934
07/01/36	2.606%	3,597,175	3,795,298
10/01/36	2.399%	2,851,856	3,015,754
04/01/37	2.776%	2,892,610	3,047,331
02/01/38	5.768%	2,531,488	2,669,438
04/01/38	4.667%	1,182,340	1,239,854
06/01/38	5.937%	1,667,171	1,754,246
07/01/38	5.123%	456,493	481,051
07/01/40	2.630%	709,019	747,490
09/01/40	4.056%	1,118,647	1,177,229
02/01/41	3.788%	1,165,039	1,228,962
05/01/41	2.554%	467,728	487,784
07/01/41	3.240%	1,864,758	1,962,489
07/01/41	3.678%	1,554,483	1,627,826
07/01/41	4.223%	2,110,174	2,231,283
12/01/42	2.046%	5,683,453	5,833,351
02/01/43	1.977%	1,634,094	1,671,353
02/01/43	2.319%	5,453,832	5,576,920
06/01/43	1.778%	1,415,386	1,444,878
CMO Series 2684 Class FP
01/15/33	0.936%	268,954	269,245
Federal National Mortgage Association
08/01/18-05/01/39	6.500%	1,330,165	1,547,009
07/01/31-01/01/42	5.000%	36,538,849	40,572,021

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
04/01/33-01/01/39	5.500%	$16,939,547	$19,118,164
07/01/33-11/01/40	4.500%	19,978,071	22,011,764
12/01/33-09/01/37	6.000%	7,718,763	8,872,336
10/01/40-11/01/45	4.000%	52,044,299	55,943,504
12/01/40-11/01/45	3.500%	104,694,244	110,031,818
Federal National Mortgage Association (c)
06/01/35	2.066%	7,196,101	7,476,779
06/01/35	2.067%	2,258,198	2,350,511
06/01/35	2.069%	7,013,166	7,305,342
06/01/37	2.058%	2,235,891	2,335,169
03/01/38	2.495%	4,341,502	4,577,599
06/01/38	4.799%	1,307,657	1,376,609
03/01/39	2.522%	3,867,088	4,064,024
03/01/40	2.648%	1,150,663	1,214,455
08/01/40	3.609%	1,036,712	1,094,898
10/01/40	3.945%	1,965,687	2,072,588
08/01/41	3.157%	2,097,500	2,211,828
09/01/41	3.361%	1,130,082	1,181,590
CMO Series 2005-106 Class UF
11/25/35	0.733%	2,266,583	2,265,211
CMO Series 2006-43 Class FM
06/25/36	0.733%	826,501	825,904
CMO Series 2007-36 Class FB
04/25/37	0.833%	3,371,272	3,388,117
Federal National Mortgage Association (d)
02/01/42-04/13/46	3.500%	128,605,680	134,908,876
04/10/44	5.500%	45,000,000	50,462,654
04/13/46	3.000%	62,000,000	63,598,434
04/13/46	4.000%	91,000,000	97,227,813
04/13/46	4.500%	83,850,000	91,239,281
04/13/46	5.000%	50,000,000	55,312,500
Government National Mortgage Association
07/20/39-10/20/40	5.000%	15,871,319	17,641,174
02/15/40-06/15/41	4.500%	32,530,534	36,033,143
07/15/40-09/20/45	4.000%	40,674,059	43,632,915
04/20/42-04/20/45	3.500%	68,280,962	72,323,186
Government National Mortgage Association (d)
04/22/45	4.000%	38,000,000	40,619,921
04/20/46	3.500%	15,000,000	15,853,125
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,065,802,155)			$1,078,112,769

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 6.5%
Alternative Loan Trust Series 2003-20CB
10/25/33	5.500%	$6,235,364	$6,596,393
Banc of America Mortgage Trust CMO Series 2005-1 Class 1A15
02/25/35	5.500%	1,255,517	1,291,156
Bear Stearns ARM Trust CMO Series 2005-6 Class 1A1 (c)
08/25/35	2.789%	5,278,373	4,697,730
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1 (c)
02/25/36	2.760%	6,704,270	6,518,823
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3
09/25/37	6.000%	3,048,069	3,149,979
Citigroup Mortgage Loan Trust, Inc. (c)
CMO Series 2004-UST1 Class A4
08/25/34	2.442%	1,445,734	1,348,909
CMO Series 2005-4 Class A
08/25/35	2.785%	5,147,813	4,985,963
CMO Series 2005-6 Class A2
09/25/35	2.410%	4,047,936	4,034,093
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/34	5.250%	1,005,901	1,025,173
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	255,432	256,713
Credit Suisse First Boston Mortgage Securities Corp. (c)
07/25/35	5.745%	8,121,070	7,898,747
CMO Series 2003-AR28 Class 2A1
12/25/33	2.607%	510,464	495,793
Credit Suisse First Boston Mortgage-Backed Trust CMO Series 2004-AR6 Class 2A1 (c)
10/25/34	2.694%	4,175,488	4,124,887
First Horizon Mortgage Pass-Through Trust (c)
CMO Series 2005-AR3 Class 4A1
08/25/35	2.588%	1,221,464	1,159,312
CMO Series 2006-AR4 Class 1A2
01/25/37	2.735%	6,542,880	5,711,503
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/35	5.250%	3,464,404	3,547,422
GSR Mortgage Loan Trust (c)
CMO Series 2005-AR6 Class 2A1
09/25/35	2.838%	3,968,115	3,974,499
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/36	6.500%	6,877,077	7,170,537
JPMorgan Mortgage Trust (c)
CMO Series 2005-A4 Class 1A1
07/25/35	2.502%	1,856,509	1,819,050
CMO Series 2005-A4 Class 2A1
07/25/35	2.689%	1,517,443	1,497,551
CMO Series 2005-S2 Class 3A1
02/25/32	6.933%	1,092,375	1,135,316

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2006-A3 Class 7A1
04/25/35	2.894%	$2,354,002	$2,201,703
CMO Series 2006-A4 Class 3A1
06/25/36	4.102%	4,447,626	3,815,106
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7 (c)
11/21/34	2.812%	2,402,667	2,437,311
Merrill Lynch Mortgage Investors Trust CMO Series 2005-A2 Class A2 (c)
02/25/35	2.644%	3,785,029	3,729,141
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A2 (c)
10/25/34	2.652%	2,056,797	2,015,521
PHH Mortgage Capital Trust CMO Series 2007-6 Class A1 (c)
12/18/37	5.397%	338,589	335,120
RALI Trust CMO Series 2006-QS17 Class A5
12/25/36	6.000%	9,351,013	7,568,622
Sequoia Mortgage Trust (b)
CMO Series 2013-12 Class A1
12/25/43	4.000%	2,578,156	2,659,530
Sequoia Mortgage Trust (c)
CMO Series 2012-1 Class 1A1
01/25/42	2.865%	579,917	584,640
Structured Adjustable Rate Mortgage Loan Trust CMO Series 2004-8 Class 2A1 (c)
07/25/34	2.544%	5,345,901	5,292,293
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2004-3 (c)
03/25/34	5.654%	6,413,228	6,491,913
Thornburg Mortgage Securities Trust CMO Series 2006-4 Class A2B (c)
07/25/36	4.223%	8,472,566	8,148,733
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/33	5.950%	521,597	533,394
WaMu Mortgage Pass-Through Certificates Trust (c)
Series 2005-AR7
08/25/35	2.495%	6,041,140	5,901,478
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,090,730	1,112,591
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	952,782	946,487
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	203,800	199,043
CMO Series 2005-18 Class 1A1
01/25/36	5.500%	3,511,714	3,457,893
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	1,216,977	1,216,340
CMO Series 2005-9 Class 2A9
10/25/35	5.250%	1,014,140	1,038,259

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2006-10 Class A4
08/25/36	6.000%	$1,042,387	$1,054,456
CMO Series 2006-13 Class A5
10/25/36	6.000%	5,429,217	5,513,012
CMO Series 2006-14 Class A1
10/25/36	6.000%	488,967	487,108
CMO Series 2006-7 Class 3A1
06/25/36	6.000%	2,825,523	2,762,154
CMO Series 2006-8 Class A10
07/25/36	6.000%	3,859,609	3,875,316
CMO Series 2006-8 Class A15
07/25/36	6.000%	5,639,073	5,689,185
CMO Series 2006-8 Class A9
07/25/36	6.000%	4,870,965	4,890,788
CMO Series 2007-11 Class A3
08/25/37	6.000%	1,228,458	1,209,904
CMO Series 2007-11 Class A36
08/25/37	6.000%	7,147,308	7,039,357
CMO Series 2007-13 Class A1
09/25/37	6.000%	5,168,039	5,271,840
CMO Series 2007-14 Class 2A2
10/25/22	5.500%	1,148,166	1,176,001
CMO Series 2007-15 Class A1
11/25/37	6.000%	1,980,198	1,960,477
CMO Series 2007-16 Class 1A1
12/28/37	6.000%	758,881	783,148
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	200,276	202,539
CMO Series 2007-4 Class A15
04/27/37	6.000%	2,052,895	2,012,155
CMO Series 2007-7 Class A1
06/25/37	6.000%	3,194,058	3,166,108
CMO Series 2008-1 Class 4A1
02/25/38	5.750%	2,080,848	2,175,547
Series 2007-12 Class A7
09/25/37	5.500%	2,544,439	2,550,596
Series 2007-8 Class 2A2
07/25/37	6.000%	5,481,744	5,391,832
Wells Fargo Mortgage-Backed Securities Trust (c)
CMO Series 2004-A Class A1
02/25/34	2.835%	575,738	571,593
CMO Series 2004-K Class 2A6
07/25/34	2.740%	935,860	964,415
CMO Series 2004-Z Class 2A2
12/25/34	2.851%	4,157,736	4,123,763
CMO Series 2005-AR10 Class 2A17
06/25/35	2.794%	7,075,729	7,145,455
CMO Series 2005-AR12 Class 2A6
06/25/35	2.841%	4,457,618	4,489,690
CMO Series 2005-AR14 Class A1
08/25/35	2.743%	697,703	677,361
CMO Series 2005-AR16 Class 3A2
03/25/35	2.928%	4,037,005	4,035,436
CMO Series 2005-AR2 Class 3A1
03/25/35	2.814%	1,371,502	1,326,577
CMO Series 2006-AR10 Class 1A1
07/25/36	2.834%	2,027,302	1,925,540
CMO Series 2006-AR10 Class 2A1
07/25/36	2.815%	2,431,803	2,366,029

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2006-AR10 Class 4A1
07/25/36	2.908%	$7,290,052	$6,800,270
CMO Series 2006-AR14 Class 1A7
10/25/36	5.868%	5,793,015	5,538,654
CMO Series 2006-AR16 Class A1
10/25/36	2.736%	8,005,159	7,308,542
CMO Series 2006-AR19 Class A1
12/25/36	5.638%	7,362,581	6,880,076
CMO Series 2006-AR5 Class 2A1
04/25/36	3.100%	9,281,632	8,643,385
CMO Series 2006-AR7 Class 2A1
05/25/36	2.771%	3,728,124	3,508,880
CMO Series 2007-AR10 Class 1A1
01/25/38	6.284%	735,100	719,440
CMO Series 2007-AR7 Class A1
12/28/37	2.771%	1,442,806	1,287,582
Series 2006-AR1 Class 1A1
03/25/36	2.993%	7,050,004	6,562,792
Series 2006-AR10 Class 5A4
07/25/36	2.807%	3,083,458	2,946,984
Series 2006-AR10 Class 5A6
07/25/36	2.807%	3,283,644	3,138,960
Series 2006-AR12 Class 1A1
09/25/36	2.736%	3,082,630	2,863,518
Series 2006-AR14 Class 2A1
10/25/36	2.743%	4,492,272	4,139,470
Series 2006-AR2 Class 2A3
03/25/36	2.837%	2,292,719	2,240,319
Wells Fargo Mortgage-Backed Securities Series 2005-AR4 (c)
04/25/35	2.969%	4,467,164	4,450,040

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $288,249,673)			$283,990,961

Commercial Mortgage-Backed Securities - Agency 0.2%
Federal National Mortgage Association (c)
Series 2013-M11 Class FA
01/25/18	0.763%	6,897,117	6,897,158
Series 2014-M5 Class FA
01/25/17	0.750%	1,019,526	1,018,851

Total Commercial Mortgage-Backed Securities - Agency (Cost: $7,915,336)			$7,916,009

Commercial Mortgage-Backed Securities - Non-Agency 6.9%
American Homes 4 Rent Trust Series 2014-SFR1 Class A (b)(c)
06/17/31	1.436%	17,725,503	17,379,095

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
BB-UBS Trust Series 2012-SHOW Class A (b)
11/05/36	3.430%	$12,000,000	$12,197,280
BLCP Hotel Trust Series 2014-CLRN Class A (b)(c)
08/15/29	1.387%	20,668,824	20,184,502
Banc of America Merrill Lynch Commercial Mortgage Securities Trust (b)
Series 2012-PARK Class A
12/10/30	2.959%	12,000,000	12,322,789
Subordinated, Series 2015-200P Class B
04/14/33	3.490%	15,000,000	15,052,935
Banc of America Merrill Lynch Commercial Mortgage Securities Trust (b)(c)
Series 2014-ICTS Class A
06/15/28	1.236%	10,000,000	10,005,242
Commercial Mortgage Trust
Series 2014-LC17 Class B
10/10/47	4.490%	9,400,000	9,958,938
Series 2014-UBS5 Class B
09/10/47	4.514%	14,225,000	14,845,877
Series 2015-CR22 Class AM
03/10/48	3.603%	3,000,000	3,105,592
Series 2015-CR22 Class B
03/10/48	3.926%	10,000,000	10,098,847
Series 2016-CR28 Class B
02/10/49	4.647%	8,690,000	9,317,454
Subordinated, Series 2015-LC21 Class AM
07/10/48	4.043%	20,000,000	21,433,914
Commercial Mortgage Trust (b)(c)
Series 2014-BBG Class A
03/15/29	1.236%	12,200,000	11,909,955
Commercial Mortgage Trust (c)
Series 2014-CR15 Class B
02/10/47	4.714%	8,675,000	9,532,005
Core Industrial Trust (b)
Series 2015-CALW Class B
02/10/34	3.252%	8,750,000	8,844,747
Series 2015-TEXW Class B
02/10/34	3.329%	6,400,000	6,421,014
Series 2015-WEST Class A
02/10/37	3.292%	10,000,000	10,283,547
GS Mortgage Securities Trust Series 2015-GC28 Class AS
02/10/48	3.759%	9,337,000	9,757,326
Invitation Homes Trust (b)(c)
Series 2014-SFR3 Class A
12/17/31	1.637%	18,048,546	17,710,773
Series 2015-SFR1 Class A
03/17/32	1.887%	11,407,411	11,276,519
Irvine Core Office Trust (b)
Series 2013-IRV Class A1
05/15/48	2.068%	1,716,771	1,727,516
Irvine Core Office Trust (b)(c)
Series 2013-IRV Class A2
05/15/48	3.173%	16,000,000	16,665,310

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class B
08/15/47	4.341%	$9,100,000	$9,364,756
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class AS
12/15/46	4.517%	4,800,000	5,315,433
JPMorgan Chase Commercial Mortgage Securities Trust (b)(c)
Series 2014-CBM Class B
10/15/29	1.836%	9,450,000	9,332,397
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Subordinated, Series 2013-C16 Class C
12/15/46	4.991%	5,440,000	5,530,315
Morgan Stanley Capital I Trust (b)(c)
Series 2014-CPT Class AM
07/13/29	3.402%	3,080,000	3,154,889
Series 2014-CPT Class C
07/13/29	3.446%	6,550,000	6,514,772

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $296,492,148)			$299,243,739

Asset-Backed Securities - Non-Agency 4.1%
Avis Budget Rental Car Funding AESOP LLC (b)
Series 2012-2A Class A
05/20/18	2.802%	7,000,000	7,061,610
Series 2012-3A Class A
03/20/19	2.100%	20,000,000	19,959,454
BMW Floorplan Master Owner Trust Series 2015-1A Class A (b)(c)
07/15/20	0.936%	10,975,000	10,954,367
Barclays Dryrock Issuance Trust Series 2014-1 Class A (c)
12/16/19	0.796%	7,825,000	7,822,263
Chase Issuance Trust Subordinated, Series 2007-B1 Class B1 (c)
04/15/19	0.686%	8,450,000	8,417,148
Enterprise Fleet Financing LLC Series 2016-1 Class A2 (b)
09/20/21	1.830%	10,525,000	10,508,306
Harley-Davidson Motorcycle Trust Series 2014-1 Class A2B (c)
04/15/18	0.606%	1,102,816	1,102,665
Hertz Fleet Lease Funding LP (b)(c)
Series 2013-3 Class A
12/10/27	0.992%	2,781,650	2,783,540
Series 2014-1 Class A
04/10/28	0.842%	7,456,806	7,460,026
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	5,046,083	5,083,292
Series 2014-AA Class A
11/25/26	1.770%	8,246,056	8,202,604
Series 2014-AA Class B
11/25/26	2.070%	4,221,489	4,135,737

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Invitation Homes Trust Series 2014-SFR1 Class A (b)(c)
06/17/31	1.436%	$11,483,854	$11,224,625
MVW Owner Trust Series 2015-1A Class A (b)
12/20/32	2.520%	7,620,235	7,680,241
Sierra Timeshare Receivables Funding Co. LLC (b)
Series 2013-1A Class A
11/20/29	1.590%	11,136,756	11,080,503
Series 2014-1 Class A
03/20/30	2.070%	10,117,809	10,076,193
Sierra Timeshare Receivables Funding LLC (b)
Series 2013-2A Class A
11/20/25	2.280%	4,427,256	4,347,971
Series 2015-1A Class A
03/22/32	2.400%	10,035,853	10,070,180
Series 2015-2A Class A
06/20/32	2.430%	10,508,383	10,409,161
TAL Advantage V LLC Series 2013-2A Class A (b)
11/20/38	3.550%	3,833,333	3,673,355
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B (c)
02/15/18	0.766%	10,600,000	10,608,313
U.S. Airways Pass-Through Trust Series 2013-1 Class A
11/15/25	3.950%	1,528,806	1,571,612
Volvo Financial Equipment LLC Series 2015-1A Class A2 (b)
11/15/17	0.950%	4,686,648	4,686,349
Total Asset-Backed Securities - Non-Agency (Cost: $179,471,173)			$178,919,515

Inflation-Indexed Bonds 1.2%
United States 1.2%
U.S. Treasury Inflation-Indexed Bond
07/15/23	0.375%	27,996,100	28,836,347
07/15/24	0.125%	25,443,135	25,530,609
Total			54,366,956
Total Inflation-Indexed Bonds (Cost: $52,397,922)			$54,366,956

U.S. Treasury Obligations 19.8%
U.S. Treasury
03/31/17	0.500%	1,900,000	1,897,773
04/30/17	0.500%	50,000,000	49,921,875
05/31/17	0.625%	60,000,000	59,964,840
07/31/17	0.500%	30,000,000	29,926,170
10/31/17	0.750%	20,000,000	20,006,446
01/31/18	0.875%	54,000,000	54,139,212
02/15/18	1.000%	32,000,000	32,145,000
03/15/18	1.000%	25,000,000	25,122,075
05/15/18	1.000%	34,000,000	34,159,392

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
07/31/19	1.625%	$12,200,000	$12,466,875
08/31/19	1.625%	18,000,000	18,391,644
09/30/19	1.750%	45,000,000	46,168,965
11/30/19	1.500%	54,000,000	54,907,038
01/31/20	1.250%	22,000,000	22,151,250
05/31/20	1.500%	10,000,000	10,150,000
11/30/20	1.625%	32,000,000	32,640,000
11/30/20	2.000%	20,000,000	20,717,960
01/31/21	2.125%	18,000,000	18,769,212
02/28/21	1.125%	2,500,000	2,489,745
02/15/39	3.500%	29,500,000	35,103,850
02/15/40	4.625%	4,000,000	5,570,312
11/15/41	3.125%	6,200,000	6,897,258
11/15/42	2.750%	2,800,000	2,886,625
05/15/43	2.875%	5,500,000	5,794,766
08/15/43	3.625%	14,400,000	17,489,246
11/15/43	3.750%	19,900,000	24,716,417
08/15/44	3.125%	49,000,000	54,206,250
11/15/44	3.000%	26,000,000	28,056,652
05/15/45	3.000%	23,300,000	25,128,514
U.S. Treasury (c)
10/31/16	0.353%	30,000,000	29,998,260
U.S. Treasury (e)
11/15/18	1.250%	81,000,000	81,873,281
Total U.S. Treasury Obligations (Cost: $845,599,448)			$863,856,903

U.S. Government & Agency Obligations 0.9%
Federal National Mortgage Association
11/15/30	6.625%	27,260,000	40,512,258
Total U.S. Government & Agency Obligations (Cost: $35,806,805)			$40,512,258

Foreign Government Obligations(a)(f) 4.6%
Canada 0.1%
CNOOC Nexen Finance ULC
04/30/24	4.250%	2,170,000	2,242,532
Chile 0.1%
Banco del Estado de Chile (b)
02/08/22	3.875%	2,820,000	2,978,690
Chile Government International Bond
09/14/21	3.250%	2,300,000	2,434,550
10/30/42	3.625%	800,000	754,000
Total			6,167,240
Colombia 0.3%
Colombia Government International Bond
01/28/26	4.500%	3,600,000	3,681,000
09/18/37	7.375%	5,000,000	5,912,500
01/18/41	6.125%	1,420,000	1,489,668

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
Colombia (continued)
Ecopetrol SA
01/16/25	4.125%	$840,000	$716,100
Total			11,799,268
Germany 0.1%
KFW
10/04/22	2.000%	2,880,000	2,921,962
Indonesia 0.2%
Indonesia Government International Bond (b)
01/08/26	4.750%	4,200,000	4,368,000
01/08/46	5.950%	5,200,000	5,763,150
Total			10,131,150
Italy 0.1%
Republic of Italy
09/27/23	6.875%	2,900,000	3,647,255
Mexico 0.5%
Mexico Government International Bond
01/21/26	4.125%	2,000,000	2,097,000
01/11/40	6.050%	1,210,000	1,418,725
03/08/44	4.750%	9,220,000	9,196,950
Pemex Project Funding Master Trust
03/05/20	6.000%	1,635,000	1,729,012
Petroleos Mexicanos
01/24/22	4.875%	4,620,000	4,585,350
01/30/23	3.500%	670,000	607,188
06/15/35	6.625%	470,000	451,200
06/02/41	6.500%	850,000	800,275
06/27/44	5.500%	2,460,000	2,044,014
Total			22,929,714
Netherlands —%
Petrobras Global Finance BV
03/17/24	6.250%	2,490,000	1,991,253
Norway 0.1%
Statoil ASA
01/17/23	2.450%	2,750,000	2,666,051
05/15/43	3.950%	1,130,000	1,076,972
Total			3,743,023
Panama 0.2%
Panama Government International Bond
01/26/36	6.700%	8,000,000	10,200,000

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
Paraguay 0.1%
Paraguay Government International Bond (b)
04/15/26	5.000%		$2,300,000	$2,311,500
Peru 0.1%
Peruvian Government International Bond
08/25/27	4.125%		4,300,000	4,504,250
03/14/37	6.550%		780,000	971,100
Total				5,475,350
Philippines 0.2%
Philippine Government International Bond
10/23/34	6.375%		4,700,000	6,635,723
Poland 0.1%
Poland Government International Bond
01/22/24	4.000%		2,000,000	2,142,500
Portugal 1.8%
Portugal Obrigacoes do Tesouro OT (b)
10/15/25	2.875%	EUR	66,500,000	76,243,161
Qatar 0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (b)
09/30/27	5.838%		6,000,000	6,540,000
Republic of Namibia 0.1%
Namibia International Bonds (b)
10/29/25	5.250%		6,500,000	6,272,500
Serbia 0.1%
Serbia International Bond (b)
09/28/21	7.250%		4,500,000	5,028,750
Slovenia —%
Slovenia Government International Bond (b)
02/18/24	5.250%		1,000,000	1,120,000
South Africa —%
South Africa Government International Bond
01/17/24	4.665%		1,530,000	1,541,475
Turkey 0.2%
Turkey Government International Bond
03/23/23	3.250%		3,330,000	3,134,362
04/14/26	4.250%		3,100,000	3,018,036

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
Turkey (continued)
04/16/43	4.875%	$2,420,000	$2,245,155
Total			8,397,553
Uruguay —%
Uruguay Government International Bond
06/18/50	5.100%	1,400,000	1,302,000
Virgin Islands —%
Sinopec Group Overseas Development 2015 Ltd. (b)
04/28/20	2.500%	2,000,000	2,008,334
Total Foreign Government Obligations (Cost: $194,580,689)			$200,792,243

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.4%
California 0.6%
Bay Area Toll Authority Revenue Bonds Build America Bonds Subordinated Series 2010-S1
04/01/40	6.918%	$1,265,000	$1,741,880
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.000%	1,050,000	1,333,364
11/01/50	6.950%	270,000	391,551
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	2,050,000	3,066,041
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	900,000	1,144,710
San Diego County Regional Airport Authority Revenue Bonds Taxable Senior Consolidated Rental Car Facility Series 2014
07/01/43	5.594%	935,000	1,025,957
San Diego County Water Authority Financing Corp. Revenue Bonds Build America Bonds Series 2010
05/01/49	6.138%	1,900,000	2,568,971

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	$2,220,000	$2,782,881
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%	3,740,000	5,472,106
Series 2010
11/01/40	7.600%	1,245,000	1,928,443
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,000,000	1,527,370
University of California Revenue Bonds Taxable General Series 2013-AJ
05/15/31	4.601%	1,000,000	1,117,270
Total			24,100,544
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Pension Series 2003
06/01/33	5.100%	3,220,000	3,016,915
Kentucky 0.1%
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	2,050,000	2,466,191
Maryland —%
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	1,070,592
Missouri —%
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,700,000	2,106,793

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New Jersey 0.1%
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/40	7.414%	$1,275,000	$1,908,905
Series 2010A
01/01/41	7.102%	2,020,000	2,932,474
Rutgers, The State University of New Jersey Revenue Bonds Build America Bonds Series 2010
05/01/40	5.665%	525,000	646,275
Total			5,487,654
New York 0.3%
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,275,527
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/40	6.687%	1,650,000	2,269,113
11/15/40	6.814%	1,100,000	1,529,935
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,646,520
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/51	4.926%	2,000,000	2,291,460
Consolidated 174th
Series 2012
10/01/62	4.458%	1,990,000	2,078,774
Total			12,091,329
Ohio —%
Ohio Water Development Authority Water Pollution Control Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,365,772

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Texas 0.1%
University of Texas System (The) Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	$2,310,000	$2,880,593
Washington 0.1%
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,545,000	4,387,717
Total Municipal Bonds (Cost: $49,712,429)			$58,974,100

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 0.9%
UNITED STATES 0.9%
U.S. Treasury Bills
06/23/16	0.210%	$37,000,000	$36,982,314
Total Treasury Bills (Cost: $36,979,471)			$36,982,314

		Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.420% (g)(h)		94,295,173	$94,295,173
Total Money Market Funds (Cost: $94,295,173)			$94,295,173
Total Investments
(Cost: $4,836,191,877) (i)			$4,902,456,555(j)
Other Assets & Liabilities, Net			(545,773,467)
Net Assets			$4,356,683,088

At March 31, 2016, securities totaling $881,706 were pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	06/15/2016	102,595,992 NOK	12,080,338 USD	—	(313,736)
Barclays	06/15/2016	95,061,986 SEK	11,253,348 USD	—	(487,883)
Barclays	06/15/2016	11,998,437 USD	102,595,992 NOK	395,638	—
Barclays	06/15/2016	11,426,550 USD	95,061,986 SEK	314,681	—
JPMorgan	06/15/2016	23,556,977 CAD	17,751,534 USD	—	(387,804)
JPMorgan	06/15/2016	133,324,810 EUR	147,666,560 USD	—	(4,390,043)
JPMorgan	06/15/2016	152,938,687 MXN	8,462,434 USD	—	(331,000)
JPMorgan	06/15/2016	109,501,302 NOK	12,886,945 USD	—	(341,323)
JPMorgan	06/15/2016	17,541,820 USD	4,865,949,872 HUF	77,853	—
JPMorgan	06/15/2016	6,493,171 USD	730,110,348 JPY	7,988	—
JPMorgan	06/15/2016	6,533,873 USD	733,486,076 JPY	—	(2,655)
JPMorgan	06/15/2016	8,663,628 USD	152,938,687 MXN	129,805	—
JPMorgan	06/15/2016	17,267,672 USD	65,909,618 PLN	380,503	—
JPMorgan	06/15/2016	13,186,394 USD	198,254,698 ZAR	46,199	—
JPMorgan	06/15/2016	184,534,545 ZAR	11,791,310 USD	—	(525,525)
State Street	06/15/2016	20,993,686 USD	62,836,202 TRY	869,056	—
UBS	06/15/2016	25,977,024 AUD	19,250,014 USD	—	(594,878)
UBS	06/15/2016	24,348,249 BRL	6,508,487 USD	—	(127,928)
UBS	06/15/2016	8,904,123,882 CLP	12,927,948 USD	—	(276,672)
UBS	06/15/2016	28,346,166 GBP	40,204,075 USD	—	(517,816)
UBS	06/15/2016	13,041,562,922 KRW	10,767,473 USD	—	(595,054)
UBS	06/15/2016	44,517,471 MYR	10,755,610 USD	—	(721,959)
UBS	06/15/2016	913,120,141 PHP	19,360,122 USD	—	(449,842)
UBS	06/15/2016	1,133,785,438 TWD	34,515,067 USD	—	(756,455)
UBS	06/15/2016	19,782,491 USD	25,977,024 AUD	62,401	—
UBS	06/15/2016	6,423,493 USD	24,348,249 BRL	212,922	—
UBS	06/15/2016	17,927,611 USD	23,556,977 CAD	211,727	—
UBS	06/15/2016	13,175,679 USD	8,904,123,882 CLP	28,941	—
UBS	06/15/2016	19,172,837 USD	255,669,780,862 IDR	77,819	—
UBS	06/15/2016	19,234,558 USD	1,310,835,124 INR	337,260	—
UBS	06/15/2016	11,265,063 USD	13,041,562,926 KRW	97,464	—
UBS	06/15/2016	22,749,526 USD	91,630,842 MYR	874,891	—
UBS	06/15/2016	13,210,629 USD	109,501,302 NOK	17,640	—
UBS	06/15/2016	13,193,792 USD	19,071,437 NZD	—	(62,151)
UBS	06/15/2016	12,982,576 USD	107,131,036 SEK	249,320	—
UBS	06/15/2016	13,257,871 USD	430,350,487 TWD	130,127	—
UBS	06/15/2016	11,748,554 USD	184,534,545 ZAR	568,281	—
Total				5,090,516	(10,882,724)

Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	380	USD	46,042,344	06/2016	593,845	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(770)	USD	(100,400,781)	06/2016	—	(11,868)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At March 31, 2016, the value of these securities amounted to $798,698,745 or 18.33% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	81,357,053	414,471,308	(401,533,188)	94,295,173	50,608	94,295,173

(i)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $4,836,192,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$105,522,000
Unrealized Depreciation	(39,257,000)
Net Unrealized Appreciation	$66,265,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,704,493,615	—	1,704,493,615
Residential Mortgage-Backed Securities - Agency	—	1,078,112,769	—	1,078,112,769
Residential Mortgage-Backed Securities - Non-Agency	—	283,990,961	—	283,990,961
Commercial Mortgage-Backed Securities - Agency	—	7,916,009	—	7,916,009
Commercial Mortgage-Backed Securities - Non-Agency	—	299,243,739	—	299,243,739
Asset-Backed Securities - Non-Agency	—	178,919,515	—	178,919,515
Inflation-Indexed Bonds	—	54,366,956	—	54,366,956
U.S. Treasury Obligations	863,856,903	—	—	863,856,903
U.S. Government & Agency Obligations	—	40,512,258	—	40,512,258
Foreign Government Obligations	—	200,792,243	—	200,792,243
Municipal Bonds	—	58,974,100	—	58,974,100
Treasury Bills	36,982,314	—	—	36,982,314
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	94,295,173
Total Investments	900,839,217	3,907,322,165	—	4,902,456,555
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,090,516	—	5,090,516
Futures Contracts	593,845	—	—	593,845
Liabilities
Forward Foreign Currency Exchange Contracts	—	(10,882,724)	—	(10,882,724)
Futures Contracts	(11,868)	—	—	(11,868)
Total	901,421,194	3,901,529,957	—	4,897,246,324

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 97.8%
AUSTRALIA 1.0%
Australia Government Bond (b)
02/21/22	1.250%	AUD	$422,936	$341,893
09/20/30	2.500%	AUD	335,702	319,048
08/21/35	2.000%	AUD	279,868	254,663
Australia Government Index-Linked Bond
08/20/20	4.000%	AUD	49,115	43,753
Australia Government Index-Linked Bond (b)
09/20/25	3.000%	AUD	507,421	479,734
Total				1,439,091
CANADA 2.0%
Canadian Government Real Return Bond
12/01/21	4.250%	CAD	251,820	246,687
12/01/26	4.250%	CAD	209,331	235,738
12/01/31	4.000%	CAD	534,176	649,871
12/01/36	3.000%	CAD	313,923	365,190
12/01/41	2.000%	CAD	490,204	515,625
12/01/44	1.500%	CAD	542,916	530,601
12/01/47	1.250%	CAD	287,949	270,822
Total				2,814,534
DENMARK 0.2%
Denmark Government Bond
11/15/23	0.100%	DKK	1,639,381	263,126
FRANCE 6.7%
France Government Bond OAT
07/25/18	0.250%	EUR	5,123	6,068
07/25/19	1.300%	EUR	58,123	71,423
07/25/21	0.100%	EUR	85,069	101,927
07/25/23	2.100%	EUR	658,615	911,407
03/01/25	0.100%	EUR	193,493	234,625
07/25/27	1.850%	EUR	500,299	726,015
07/25/29	3.400%	EUR	1,054,875	1,836,536
07/25/32	3.150%	EUR	42,636	76,245
France Government Bond OAT (b)
07/25/24	0.250%	EUR	863,759	1,068,352
07/25/30	0.700%	EUR	1,808,077	2,375,938
07/25/40	1.800%	EUR	1,084,403	1,813,238
Total				9,221,774
GERMANY 3.4%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/30	0.500%	EUR	676,994	896,556
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond (b)
04/15/18	0.750%	EUR	5,236	6,181
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/26	0.100%	EUR	1,282,891	1,594,447
04/15/46	0.100%	EUR	140,057	185,837
Deutsche Bundesrepublik Inflation-Linked Bond (b)
04/15/23	0.100%	EUR	1,678,213	2,048,392
Total				4,731,413

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
ITALY 5.7%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	$5,274	$6,132
Italy Buoni Poliennali Del Tesoro (b)
09/15/23	2.600%	EUR	674,928	908,852
09/15/24	2.350%	EUR	861,439	1,144,518
09/15/26	3.100%	EUR	747,096	1,075,182
09/15/35	2.350%	EUR	159,009	226,767
09/15/41	2.550%	EUR	3,045,544	4,519,043
Total				7,880,494
JAPAN 14.5%
Japanese Government CPI-Linked Bond
12/10/16	1.100%	JPY	1,023,000,000	9,285,126
06/10/17	1.200%	JPY	824,800,000	7,607,112
09/10/23	0.100%	JPY	719,600	6,626
03/10/24	0.100%	JPY	102,200	940
09/10/24	0.100%	JPY	153,672,400	1,436,843
03/10/25	0.100%	JPY	187,248,000	1,752,440
Total				20,089,087
NEW ZEALAND 1.5%
New Zealand Government Bond (b)
09/20/30	3.000%	NZD	2,750,181	2,064,295
SPAIN 2.7%
Spain Government Inflation-Linked Bond (b)
11/30/19	0.550%	EUR	873,150	1,030,319
11/30/24	1.800%	EUR	2,007,751	2,538,555
11/30/30	1.000%	EUR	108,229	124,532
Total				3,693,406
SWEDEN 1.0%
Sweden Inflation-Linked Bond
12/01/20	4.000%	SEK	12,777	1,988
06/01/22	0.250%	SEK	2,505,087	339,195
06/01/25	1.000%	SEK	2,990,127	440,139
12/01/28	3.500%	SEK	2,811,405	539,965
Total				1,321,287
UNITED KINGDOM 23.0%
United Kingdom Gilt Inflation-Linked Bond
11/22/65	0.125%	GBP	144,123	362,289
United Kingdom Gilt Inflation-Linked Bond (b)
03/22/29	0.125%	GBP	1,150,266	1,894,725
07/22/30	4.125%	GBP	614,442	1,544,400
11/22/32	1.250%	GBP	2,247,240	4,505,080
03/22/34	0.750%	GBP	2,240,487	4,265,548
01/26/35	2.000%	GBP	1,100,207	2,481,931
11/22/37	1.125%	GBP	1,267,141	2,721,487
03/22/40	0.625%	GBP	944,461	1,916,816
11/22/42	0.625%	GBP	322,865	681,597
03/22/44	0.125%	GBP	667,375	1,271,856
03/22/46	0.125%	GBP	100,414	194,594

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
UNITED KINGDOM (CONTINUED)
11/22/47	0.750%	GBP	$1,096,015	$2,539,041
03/22/50	0.500%	GBP	894,414	2,021,051
03/22/52	0.250%	GBP	679,094	1,473,167
11/22/55	1.250%	GBP	619,537	1,846,836
03/22/58	0.125%	GBP	763,766	1,734,510
03/22/68	0.125%	GBP	106,441	279,940
Total				31,734,868
UNITED STATES 36.1%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%		5,055	5,164
04/15/20	0.125%		349,030	356,347
07/15/20	1.250%		5,432	5,839
07/15/21	0.625%		147,164	154,459
07/15/22	0.125%		1,875,019	1,907,539
01/15/23	0.125%		4,981,119	5,021,979
07/15/23	0.375%		3,069,391	3,161,512
01/15/24	0.625%		125,906	131,096
07/15/24	0.125%		853,093	856,026
01/15/25	0.250%		1,415,368	1,427,291
01/15/25	2.375%		2,318,925	2,761,422
07/15/25	0.375%		3,771,376	3,853,728
01/15/26	0.625%		343,520	361,334
01/15/26	2.000%		2,733,504	3,200,335
01/15/27	2.375%		2,455,332	2,998,798
01/15/28	1.750%		1,634,122	1,894,687
04/15/28	3.625%		1,874,944	2,581,466
04/15/32	3.375%		607,307	879,061
02/15/40	2.125%		3,189,738	4,074,103
02/15/41	2.125%		59,502	76,582
02/15/42	0.750%		6,107,396	5,927,197
02/15/43	0.625%		3,813	3,579
02/15/44	1.375%		20,331	22,761
02/15/45	0.750%		5,030	4,867
02/15/46	1.000%		629,924	656,975
U.S. Treasury Inflation-Indexed Bond (c)
01/15/29	2.500%		5,953,275	7,476,319
Total				49,800,466
Total Inflation-Indexed Bonds (Cost: $134,564,653)				$135,053,841

Foreign Government Obligations(a)(d) 0.3%
BRAZIL 0.3%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	1,291,000	358,727
GREECE —%
Hellenic Republic Government Bond (e)
10/15/42	0.000%	EUR	12,871,600	39,838
Total Foreign Government Obligations (Cost: $1,030,685)				$398,565

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Calls(a) 0.2%
AUD Call/USD Put
	1,850,000	0.77	04/14/16	$11,736
Call - OTC 30-Year Interest Rate Swap(f)
	1,000,000	2.68	01/14/51	168,823
EUR Call/GBP Put
	1,240,000	0.79	04/14/16	12,094
EUR Call/USD Put
	1,240,000	1.16	04/28/16	7,127
GPB Call/JPY Put
	995,000	188.50	05/12/16	3
Inflation Indexed Cap - US CPI Urban Consumers NSA(g)
	4,610,000	2.00	11/06/16	2,733
Inflation Indexed Cap - US CPI Urban Consumers NSA(g)
	1,850,000	2.00	11/10/16	1,096
NZD Call/USD Put
	2,105,000	0.68	04/04/16	28,954
NZD Call/USD Put
	2,105,000	0.70	04/04/16	5,183
US 10-Year Note Futures
	42	131.00	04/22/16	13,569
Total Options Purchased Calls (Cost: $203,268)				$251,318

Options Purchased Puts(a) 0.2%
AUD Put/NOK Call
	1,840,000	6.24	06/29/16	22,665
AUD Put/USD Call
	1,850,000	0.74	04/14/16	1,323
CHF Put/NOK Call
	3,185,000	7.72	08/02/16	3,511
EUR Put/GBP Call
	1,240,000	0.77	04/14/16	216
EUR Put/MXN Call
	1,340,000	18.50	04/08/16	46
EUR Put/USD Call
	1,290,000	1.07	04/01/16	1
EUR Put/USD Call
	1,240,000	1.11	04/28/16	2,973
EUR Put/USD Call
	2,490,000	1.11	07/08/16	27,812
GBP Put/JPY Call
	1,495,000	157.00	05/12/16	15,513
GBP Put/JPY Call
	995,000	175.00	05/12/16	119,642
GBP Put/USD Call
	1,030,000	1.38	04/01/16	1
NZD Put/USD Call
	2,105,000	0.63	04/04/16	1

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts (a) (continued)
NZD Put/USD Call
	2,105,000	0.65	04/04/16	$1
Put - OTC 30-Year Interest Rate Swap(f)
	877,500	2.95	06/06/46	199
Put - OTC 30-Year Interest Rate Swap(f)
	1,000,000	2.68	01/14/51	109,300
US Long Bond Futures
	26	160.00	04/22/16	6,906
Total Options Purchased Puts (Cost: $467,807)				$310,110

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.420% (h)(i)(j)	489,588	$489,588
Total Money Market Funds (Cost: $489,588)		$489,588
Total Investments
(Cost: $136,756,001) (k)		$136,503,422(l)
Other Assets & Liabilities, Net		1,587,662
Net Assets		$138,091,084

At March 31, 2016, securities and cash totaling $1,871,966 were pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at March 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	04/05/2016	197,000 CAD	152,303 USD	619	—
Citi	04/05/2016	414,000 EUR	471,779 USD	674	—
Citi	04/05/2016	374,000 GBP	537,540 USD	382	—
Citi	04/05/2016	423,000 MXN	23,298 USD	—	(1,183)
Citi	04/05/2016	351,625 USD	1,279,000 BRL	3,986	—
Citi	04/06/2016	831,810 USD	1,240,000 NZD	25,187	—
Citi	04/18/2016	245,009 GBP	310,000 EUR	987	—
Citi	04/25/2016	370,801 USD	340,000 EUR	16,328	—
Citi	05/04/2016	1,279,000 BRL	349,263 USD	—	(3,521)
Citi	05/16/2016	195,000 GBP	36,448,873 JPY	44,153	—
Citi	05/16/2016	300,000 GBP	46,890,660 JPY	—	(13,779)
Citi	05/16/2016	78,412,700 JPY	440,000 GBP	—	(65,548)
Citi	06/15/2016	141,949,098 JPY	1,276,698 USD	12,733	—
Citi	06/15/2016	1,370,000 USD	153,729,686 JPY	—	(1,137)
Deutsche Bank	04/05/2016	1,828,000 AUD	1,305,587 USD	—	(95,602)
Deutsche Bank	04/05/2016	1,279,000 BRL	317,748 USD	—	(37,862)
Deutsche Bank	04/05/2016	3,506,000 CAD	2,608,260 USD	—	(91,263)
Deutsche Bank	04/05/2016	1,599,940 DKK	233,120 USD	—	(11,208)
Deutsche Bank	04/05/2016	24,701,800 EUR	26,925,058 USD	—	(1,183,955)
Deutsche Bank	04/05/2016	22,659,500 GBP	31,400,402 USD	—	(1,144,385)
Deutsche Bank	04/05/2016	2,346,669,000 JPY	20,548,994 USD	—	(302,585)
Deutsche Bank	04/05/2016	2,833,000 NZD	1,867,947 USD	—	(90,119)
Deutsche Bank	04/05/2016	9,787,808 SEK	1,138,910 USD	—	(66,788)
Deutsche Bank	04/05/2016	26,005,738 USD	22,987,800 EUR	152,857	—
Deutsche Bank	04/05/2016	56,934 USD	50,000 EUR	—	(38)
Deutsche Bank	04/05/2016	305,249 USD	219,000 GBP	9,290	—
Deutsche Bank	04/05/2016	32,645,814 USD	22,659,500 GBP	—	(101,027)
Deutsche Bank	04/05/2016	613,902 USD	69,210,000 JPY	1,071	—
Deutsche Bank	04/06/2016	2,400,000 NZD	1,591,428 USD	—	(67,276)
Deutsche Bank	04/06/2016	773,431 USD	1,160,000 NZD	28,276	—
Deutsche Bank	04/18/2016	550,000 AUD	420,950 USD	—	(380)
Deutsche Bank	04/18/2016	615,000 EUR	484,437 GBP	—	(4,299)
Deutsche Bank	04/18/2016	420,970 USD	550,000 AUD	361	—
Deutsche Bank	04/25/2016	645,000 EUR	697,777 USD	—	(36,629)
Deutsche Bank	04/25/2016	332,807 USD	305,000 EUR	14,470	—
Deutsche Bank	05/04/2016	50,000 EUR	56,983 USD	37	—
Deutsche Bank	05/04/2016	22,775,800 EUR	25,791,777 USD	—	(148,032)
Deutsche Bank	05/04/2016	22,659,500 GBP	32,647,649 USD	100,015	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	05/16/2016	488,000 GBP	81,189,308 JPY	21,300	—
Deutsche Bank	05/16/2016	47,263,578 JPY	300,000 GBP	10,462	—
Deutsche Bank	05/16/2016	44,161,360 JPY	245,000 GBP	—	(40,944)
Total				443,188	(3,507,560)

Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL FUTURE	5	EUR	745,893	06/2016	—	(1,249)
LONG GILT FUTURE	58	GBP	10,097,923	06/2016	—	(6,412)
US 10YR NOTE (CBT)	8	USD	1,043,125	06/2016	3,240	—
US 10YR NOTE (CBT)	1	USD	130,391	06/2016	—	(17)
US 10YR NOTE (CBT)	19	USD	2,477,422	06/2016	1,087	—
US 2YR NOTE (CBT)	64	USD	14,000,000	06/2016	41,066	—
Total			28,494,754		45,393	(7,678)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30Y BND	(3)	EUR	(575,345)	06/2016	—	(19,789)
Euro-BTP Future	(34)	EUR	(5,440,390)	06/2016	—	(104,601)
EURO-BUND FUTURE	(12)	EUR	(2,230,102)	06/2016	—	(12,785)
JPN 10Y BOND(OSE)	(2)	JPY	(2,688,702)	06/2016	—	(2,754)
US 10yr Ultra Fut	(1)	USD	(140,750)	06/2016	—	(486)
US 10yr Ultra Fut	(4)	USD	(563,000)	06/2016	—	(730)
US 5YR NOTE (CBT)	(19)	USD	(2,302,117)	06/2016	—	(22,138)
US LONG BOND(CBT)	(6)	USD	(986,625)	06/2016	—	(5,188)
US LONG BOND(CBT)	(7)	USD	(1,151,062)	06/2016	6,222	—
US LONG BOND(CBT)	(9)	USD	(1,479,938)	06/2016	—	(15,583)
US ULTRA BOND CBT	(4)	USD	(690,125)	06/2016	135	—
US ULTRA BOND CBT	(1)	USD	(172,531)	06/2016	499	—
Total			(18,420,687)		6,856	(184,054)

Options Contracts Written Outstanding at March 31, 2016

Issuer	Puts/Calls	Notional Amount ($)	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)(a)
AUD Call/NOK Put	Call	1,840,000	6.60	13,166	06/2016	9,813
AUD Call/USD Put	Call	3,600,000	0.79	4,332	04/2016	5,718
AUD Put/NOK Call	Put	1,840,000	6.03	9,327	06/2016	9,429
Call - OTC 10-Year Interest Rate Swap(m)	Call	7,200,000	1.90	142,664	02/2017	229,274
EUR Call/MXN Put	Call	1,340,000	21.50	9,087	04/2016	23
EUR Call/USD Put	Call	2,490,000	1.18	17,499	07/2016	23,347
GBP Call/JPY Put	Call	995,000	188.50	7,187	05/2016	3
GBP Put/JPY Call	Put	995,000	175.00	53,635	05/2016	119,642
GBP Put/JPY Call	Put	1,495,000	150.00	26,485	05/2016	3,760
NZD Call/USD Put	Call	2,105,000	0.70	15,264	04/2016	5,183
NZD Call/USD Put	Call	2,105,000	0.68	8,060	04/2016	26,507
NZD Put/USD Call	Put	2,105,000	0.65	46,462	04/2016	1
Put - OTC 10-Year Interest Rate Swap(m)	Put	7,200,000	2.90	205,607	02/2017	20,306
Put - OTC 5-Year Interest Rate Swap(m)	Put	6,600,000	2.10	61,587	01/2017	18,916
US 10YR NOTE Futures	Call	42	132.00	5,857	04/2016	5,249
USD Call/JPY Put	Call	1,385,000	115.00	3,921	04/2016	2,904
USD Put/JPY Call	Put	1,385,000	108.75	1,702	04/2016	1,961
Total						482,036

Interest Rate Swap Contracts Outstanding at March 31, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	Eurostat Eurozone HICP ex-Tobacco NSA	Receive	0.755	01/18/2021	EUR	2,268,838	—	(22,861)
Deutsche Bank	Eurostat Eurozone HICP ex-Tobacco NSA	Receive	0.740	01/18/2021	EUR	2,268,838	—	(20,841)
Deutsche Bank	Eurostat Eurozone HICP ex-Tobacco NSA	Pay	1.180	01/18/2026	EUR	2,268,838	52,688	—
Deutsche Bank	Eurostat Eurozone HICP ex-Tobacco NSA	Pay	1.160	01/18/2026	EUR	2,268,838	47,110	—
Goldman Sachs *	3-Month USD LIBOR-BBA	Receive	1.130	08/31/2020	USD	1,950,000	1,485	—
Goldman Sachs *	3-Month USD LIBOR-BBA	Receive	2.070	08/15/2041	USD	1,090,000	17,098	—
Goldman Sachs *	3-Month USD LIBOR-BBA	Receive	1.510	01/14/2021	USD	2,380,000	—	(42,716)
Total							118,381	(86,418)

*Centrally cleared swap contract

Inflation Rate Swap Contracts Outstanding at March 31, 2016

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount ($)	Appreciation ($)	Depreciation ($)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.04%	07/02/2018	GBP	3,515,000	—	(284,543)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.27%	12/12/2021	GBP	3,155,000	—	(374,871)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.31%	07/02/2023	GBP	2,170,000	—	(302,571)
Total						—	(961,985)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At March 31, 2016, the value of these securities amounted to $53,712,081 or 38.90% of net assets.

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Zero coupon bond.
(f)	Purchased swaption contracts outstanding at March 31, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Call - OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR BBA	Pay	2.680	01/14/2051	1,000,000	121,436	168,823
Put - OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR BBA	Receive	2.950	06/06/2046	877,500	16,322	199
Put - OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR BBA	Receive	2.680	01/14/2051	1,000,000	133,718	109,300
Total							271,476	278,322

(g)	Purchased inflation indexed cap contracts outstanding at March 31, 2016:

Reference Entity	Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Value	Premiums (Paid) Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US CPI Urban Consumers NSA	Deutsche Bank	Referenced Index on expiration date less 2%, or $0	Premium equivalent to 0.09%of the notional amount	11/06/2016	USD	4,610,000	2,733	(4,149)	—	(1,416)

Reference Entity	Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Value	Premiums (Paid) Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US CPI Urban Consumers NSA	Deutsche Bank	Referenced Index on expiration date less 2%, or $0	Premium equivalent to 0.11%of the notional amount	11/10/2016	USD	1,850,000	1,096	(2,035)	—	(939)
Total									—	(2,355)

(h)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	574,241	17,186,180	(17,270,833)	489,588	2,748	489,588

(j)	At March 31, 2016, cash or short-term securities were designated to cover open put and/or call options written.
(k)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $136,756,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,110,000
Unrealized Depreciation	(6,363,000)
Net Unrealized Depreciation	$(253,000)

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
(m)	Written swaption contracts outstanding at March 31, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Call - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR BBA	Receive	1.900	02/15/2027	7,200,000	142,664	229,274
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR BBA	Pay	2.900	02/15/2027	7,200,000	205,607	20,306
Put - OTC 5-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR BBA	Pay	2.100	01/17/2022	6,600,000	61,587	18,916
Total							409,858	268,496

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Inflation-Indexed Bonds	—	135,053,841	—	135,053,841
Foreign Government Obligations	—	398,565	—	398,565
Options Purchased Calls	13,569	237,749	—	251,318
Options Purchased Puts	6,906	303,204	—	310,110

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	489,588
Total Investments	20,475	135,993,359	—	136,503,422
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	443,188	—	443,188
Futures Contracts	52,249	—	—	52,249
Swap Contracts	—	118,381	—	118,381
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,507,560)	—	(3,507,560)
Futures Contracts	(191,732)	—	—	(191,732)
Options Contracts Written	—	(482,036)	—	(482,036)
Swap Contracts	—	(1,048,403)	—	(1,048,403)
Total	(119,008)	131,516,929	—	131,887,509

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
AUSTRALIA 2.8%
Challenger Ltd.	123,784	$794,360
Domino’s Pizza Enterprises Ltd.	76,150	3,351,782
Estia Health Ltd.	299,253	1,316,211
Spotless Group Holdings Ltd.	2,740,952	2,654,081
Total		8,116,434
BELGIUM 0.6%
Melexis NV	30,000	1,631,748
CAMBODIA 1.0%
NagaCorp Ltd.	4,500,000	2,883,664
CANADA 5.6%
AG Growth International, Inc.	113,805	3,044,147
Boardwalk Real Estate Investment Trust	9,171	365,710
CAE, Inc.	136,282	1,576,097
CCL Industries, Inc.	32,573	6,182,286
PrairieSky Royalty Ltd.	81,195	1,540,439
Tahoe Resources, Inc.	147,038	1,474,059
Vermilion Energy, Inc.	67,566	1,977,427
Total		16,160,165
CHINA 3.7%
51job, Inc., ADR (a)	59,365	1,841,503
AMVIG Holdings Ltd.	3,336,000	1,393,099
China Everbright Water Ltd. (a)	4,279,400	1,572,667
Jiangnan Group Ltd.	11,052,000	1,952,744
Sihuan Pharmaceutical Holdings Group Ltd.	8,120,000	2,323,783
TravelSky Technology Ltd., Class H	882,000	1,445,982
Total		10,529,778
DENMARK 2.5%
SimCorp AS	88,626	4,089,910
William Demant Holding AS (a)	31,593	3,176,909
Total		7,266,819
EGYPT 0.5%
Commercial International Bank Egypt SAE	336,436	1,454,109
FINLAND 2.1%
Konecranes OYJ	62,598	1,494,411
Sponda OYJ	324,415	1,365,861
Tikkurila OYJ	169,032	3,069,770
Total		5,930,042

Issuer	Shares	Value

Common Stocks (continued)
FRANCE 1.8%
Elior Group (b)	174,339	$3,822,789
Eurofins Scientific SE	3,847	1,411,087
Total		5,233,876
GERMANY 6.7%
AURELIUS SE & Co. KGaA	71,026	4,323,895
ElringKlinger AG	66,880	1,832,935
Fielmann AG	28,217	2,141,612
MTU Aero Engines AG	29,527	2,832,040
Norma Group SE	46,434	2,601,177
Rational AG	2,709	1,447,883
Wirecard AG	109,443	4,147,021
Total		19,326,563
HONG KONG 3.8%
Newocean Energy Holdings Ltd.	2,310,000	831,367
Samsonite International SA	800,000	2,679,647
Value Partners Group Ltd.	3,102,000	3,257,262
Vitasoy International Holdings Ltd.	2,246,000	4,194,306
Total		10,962,582
INDIA 2.5%
Amara Raja Batteries Ltd.	228,453	3,027,575
TVS Motor Co., Ltd.	140,000	682,488
United Breweries Ltd.	77,854	972,405
Zee Entertainment Enterprises Ltd.	420,867	2,458,480
Total		7,140,948
INDONESIA 0.6%
PT Link Net Tbk (a)	5,386,600	1,667,092
PT MNC Sky Vision Tbk (a)	1,177,700	98,586
Total		1,765,678
ITALY 0.7%
Brembo SpA	2,250	116,365
Industria Macchine Automatiche SpA	30,231	1,773,312
Total		1,889,677
JAPAN 23.0%
Aeon Credit Service Co., Ltd.	80,800	1,902,218
Aeon Mall Co., Ltd.	192,400	2,846,594
Aica Kogyo Co., Ltd.	55,800	1,170,649
Ariake Japan Co., Ltd.	25,100	1,470,655
Asahi Intecc Co., Ltd.	59,000	2,760,649

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Bandai Namco Holdings, Inc.	106,600	$2,323,711
Capcom Co., Ltd.	45,200	1,101,199
Daiseki Co., Ltd.	117,300	1,917,506
Disco Corp.	14,600	1,235,320
Doshisha Co., Ltd.	144,673	2,661,990
Dowa Holdings Co., Ltd.	225,000	1,251,769
Familymart Co., Ltd.	56,800	2,949,934
Glory Ltd.	76,000	2,581,309
Hikari Tsushin, Inc.	22,600	1,719,851
Hirose Electric Co., Ltd.	12,355	1,361,634
Hoshizaki Electric Co., Ltd.	5,800	483,782
Icom, Inc.	65,100	1,189,573
Industrial & Infrastructure Fund Investment Corp.	225	1,044,843
Istyle, Inc.	219,200	1,947,590
Japan Airport Terminal Co., Ltd.	34,400	1,220,903
Jin Co., Ltd.	34,800	1,358,921
Kenedix Office Investment Corp.	267	1,530,579
Kintetsu World Express, Inc.	90,500	1,202,023
LaSalle Logiport REIT (a)	1,485	1,434,266
Milbon Co., Ltd.	51,660	2,090,816
MonotaRO Co., Ltd	38,000	1,129,572
Nakanishi, Inc.	45,900	1,457,287
NGK Spark Plug Co., Ltd.	73,300	1,403,640
NOF Corp.	193,000	1,367,024
Obic Co., Ltd.	24,600	1,300,448
OSG Corp.	82,900	1,546,130
Otsuka Corp.	28,000	1,477,034
Relia, Inc.	108,200	1,000,775
Santen Pharmaceutical Co., Ltd.	61,400	922,871
Sega Sammy Holdings, Inc.	132,600	1,444,701
Seria Co., Ltd.	53,200	3,213,274
Seven Bank Ltd.	492,400	2,101,600
Ushio, Inc.	162,500	2,157,238
Yamaguchi Financial Group, Inc.	125,000	1,134,887
Yonex Co., Ltd.	43,500	1,723,018
Total		66,137,783
KAZAKHSTAN 0.1%
Halyk Savings Bank of Kazakhstan JSC, GDR (b)	38,483	161,629
MALTA 1.4%
Unibet Group PLC, SDR	348,046	3,950,659
MEXICO 0.9%
Grupo Aeroportuario del Sureste SAB de CV, ADR	18,000	2,703,060

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS 2.8%
Aalberts Industries NV	89,933	$3,120,186
Brunel International NV	100,888	2,124,382
Gemalto NV	37,028	2,737,456
Total		7,982,024
NORWAY 1.0%
Atea ASA	317,385	3,030,130
PANAMA 0.6%
Banco Latinoamericano de Comercio Exterior SA, Class E	66,618	1,613,488
PHILIPPINES 1.2%
Melco Crown Philippines Resorts Corp. (a)	26,736,000	1,468,741
Puregold Price Club, Inc.	1,278,100	1,010,378
Robinsons Retail Holdings, Inc.	538,350	865,534
Total		3,344,653
SINGAPORE 1.6%
Mapletree Commercial Trust	2,944,860	3,083,507
SIIC Environment Holdings Ltd. (a)	3,271,400	1,661,051
Total		4,744,558
SOUTH AFRICA 0.8%
Coronation Fund Managers Ltd.	373,183	1,855,330
Famous Brands Ltd.	64,736	512,583
Total		2,367,913
SOUTH KOREA 2.8%
CJ Corp.	9,717	1,661,406
KCC Corp.	5,250	1,908,818
Koh Young Technology, Inc.	72,679	2,595,707
Korea Investment Holdings Co., Ltd.	42,086	1,618,870
LF Corp.	1,665	37,707
Nong Shim Holdings Co., Ltd.	1,208	160,142
Total		7,982,650
SPAIN 3.1%
Bolsas y Mercados Españoles SHMSF SA	42,713	1,377,898
Distribuidora Internacional de Alimentacion SA	566,397	2,942,801
Prosegur Cia de Seguridad SA, Registered Shares	518,673	2,921,480
Viscofan SA	26,831	1,607,456
Total		8,849,635

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN 4.9%
Mekonomen AB	93,259	$2,309,002
Millicom International Cellular SA, SDR	38,019	2,077,915
Recipharm AB, B Shares	164,907	3,087,595
Sweco AB, Class B	152,934	2,513,029
Trelleborg AB, Class B	213,681	4,227,163
Total		14,214,704
SWITZERLAND 1.2%
Inficon Holding AG	5,424	1,790,983
Panalpina Welttransport Holding AG	13,704	1,530,664
Total		3,321,647
TAIWAN 3.1%
Advantech Co., Ltd.	155,051	1,139,397
Ginko International Co., Ltd.	141,000	1,406,414
Silergy Corp.	196,000	2,675,892
St. Shine Optical Co., Ltd.	79,000	1,610,807
Vanguard International Semiconductor Corp.	408,000	637,414
Voltronic Power Technology Corp.	88,801	1,397,586
Total		8,867,510
UNITED KINGDOM 12.9%
Abcam PLC	172,386	1,460,777
Assura PLC	1,840,699	1,403,806
Big Yellow Group PLC	128,000	1,423,840
Connect Group PLC	614,703	1,403,758
Croda International PLC	35,543	1,551,367
Domino’s Pizza Group PLC	132,279	1,915,055
DS Smith PLC	259,948	1,523,268
Halfords Group PLC	276,839	1,574,932
Halma PLC	191,645	2,508,904
Ocado Group PLC (a)	389,038	1,620,950
Polypipe Group PLC	654,495	3,000,537
PureCircle Ltd. (a)	131,452	716,016
Regus PLC	599,472	2,726,759
Rentokil Initial PLC	697,616	1,771,448
Rightmove PLC	82,580	4,994,476
Shaftesbury PLC	168,546	2,205,295
Spirax-Sarco Engineering PLC	53,588	2,801,552
WH Smith PLC	99,440	2,596,479
Total		37,199,219

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 0.5%
Cepheid (a)	47,745	$1,592,773
Total Common Stocks (Cost: $261,370,298)		$278,356,118

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.420% (c)(d)	6,282,322	$6,282,322
Total Money Market Funds (Cost: $6,282,322)		$6,282,322
Total Investments
(Cost: $267,652,620) (e)		$284,638,440(f)
Other Assets & Liabilities, Net		3,001,059
Net Assets		$287,639,499

Notes to Portfolio of Investments
(a)	Non-income producing investment.

(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At March 31, 2016, the value of these securities amounted to $3,984,418 or 1.39% of net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,845,249	26,180,774	(42,743,701)	6,282,322	19,422	6,282,322

(e)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $267,653,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$33,882,000
Unrealized Depreciation	(16,897,000)
Net Unrealized Appreciation	$16,985,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	8,116,434	—	8,116,434
Belgium	—	1,631,748	—	1,631,748
Cambodia	—	2,883,664	—	2,883,664
Canada	16,160,165	—	—	16,160,165
China	1,841,503	8,688,275	—	10,529,778
Denmark	—	7,266,819	—	7,266,819
Egypt	—	1,454,109	—	1,454,109
Finland	—	5,930,042	—	5,930,042
France	—	5,233,876	—	5,233,876
Germany	—	19,326,563	—	19,326,563
Hong Kong	—	10,962,582	—	10,962,582
India	—	7,140,948	—	7,140,948
Indonesia	—	1,765,678	—	1,765,678
Italy	—	1,889,677	—	1,889,677
Japan	—	66,137,783	—	66,137,783
Kazakhstan	—	161,629	—	161,629
Malta	—	3,950,659	—	3,950,659
Mexico	2,703,060	—	—	2,703,060
Netherlands	—	7,982,024	—	7,982,024
Norway	—	3,030,130	—	3,030,130
Panama	1,613,488	—	—	1,613,488
Philippines	—	3,344,653	—	3,344,653
Singapore	—	4,744,558	—	4,744,558
South Africa	—	2,367,913	—	2,367,913
South Korea	—	7,982,650	—	7,982,650
Spain	—	8,849,635	—	8,849,635
Sweden	—	14,214,704	—	14,214,704
Switzerland	—	3,321,647	—	3,321,647
Taiwan	—	8,867,510	—	8,867,510
United Kingdom	—	37,199,219	—	37,199,219
United States	1,592,773	—	—	1,592,773
Total Common Stocks	23,910,989	254,445,129	—	278,356,118
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	6,282,322
Total Investments	23,910,989	254,445,129	—	284,638,440

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,644,944	—	—	1,644,944

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Conservative Portfolio

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 20.0%
Global Real Estate 0.2%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	328,803	$3,034,856
International 6.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	829,393	11,511,977
Columbia Variable Portfolio – Select International Equity Fund, Class 1 (a)	159,774	2,049,899
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	73,720	823,454
Variable Portfolio – DFA International Value Fund, Class 1 (a)	2,318,797	19,779,335
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	1,963,402	22,598,762
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	2,029,636	20,255,764
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	1,952,341	19,074,376
Total		96,093,567
U.S. Large Cap 11.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	1,614,704	27,062,437
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	239,787	4,874,874
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	673,337	8,349,380
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	728,431	26,340,057
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	122,939	2,093,643
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	761,231	14,866,845
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	1,085,918	22,380,773
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	992,483	18,877,020
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	828,140	14,691,209
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	822,401	16,102,608
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	1,159,953	18,443,257
Total		174,082,103
U.S. Mid Cap 0.5%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	181,334	3,309,346

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	237,678	$4,646,598
Total		7,955,944
U.S. Small Cap 1.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)	481,696	8,371,874
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	362,064	5,992,163
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	263,353	5,651,544
Total		20,015,581
Total Equity Funds (Cost: $280,621,883)		$301,182,051

Fixed-Income Funds 76.1%
Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	446,654	4,019,889
Floating Rate 0.2%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	481,893	3,797,313
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	498,886	4,135,765
Investment Grade 75.0%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	5,618,603	57,197,382
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)	29,077,860	300,955,848
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	4,358,834	41,321,743
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	6,096,399	64,499,900
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	23,217,536	257,250,306
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	14,437,552	160,256,834
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	15,208,986	161,975,698

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	8,162,520	$83,257,700
Total		1,126,715,411
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	900,853	4,098,880
Total Fixed-Income Funds (Cost: $1,138,429,437)		$1,142,767,258

Alternative Investment Funds 1.8%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 (a)(b)	173,131	979,919

	Shares	Value

Alternative Investment Funds (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 (a)(b)	1,857,416	$17,868,346
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 (a)	954,835	8,689,000
Total Alternative Investment Funds (Cost: $29,930,025)		$27,537,265

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.420% (a)(c)	29,287,862	29,287,862
Total Money Market Funds (Cost: $29,287,862)		$29,287,862
Total Investments (Cost: $1,478,269,207)		$1,500,774,436(d)
Other Assets & Liabilities, Net		1,049,615
Net Assets		$1,501,824,051

At March 31, 2016, cash totaling $911,135 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND (CBT)	40	USD	6,577,500	06/2016	—	(73,828)
US ULTRA BOND (CBT)	157	USD	27,087,406	06/2016	72,240	—
Total			33,664,906		72,240	(73,828)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	(17)	USD	(3,718,750)	06/2016	—	(4,016)

Notes to Portfolio of Investments

(a)              As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.420%	28,634,528	7,301,915	(6,648,581)	—	29,287,862	—	28,474	29,287,862
Columbia Variable Portfolio – Cash Management Fund, Class 1 Shares, 0.010%	74,388,312	2,775,703	(77,164,015)	—	—	—	1,840	—
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	1,660,350	—	—	—	1,660,350	—	—	979,919
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	20,594,228	2,313,086	(1,092,816)	263,364	22,077,862	—	—	27,062,437

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Core Bond Fund, Class 1	55,679,867	—	(1,092,815)	31,565	54,618,617	—	—	57,197,382
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1	18,241,939	—	—	—	18,241,939	—	—	17,868,346
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	4,780,875	—	(1,092,816)	189,775	3,877,834	—	—	4,874,874
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	4,163,756	73,026	—	—	4,236,782	—	73,026	4,019,889
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	13,137,158	1,865,436	(2,039,000)	(327,833)	12,635,761	—	14,968	11,511,977
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	4,431,964	—	—	—	4,431,964	—	—	4,135,765
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	222,651,223	77,149,818	(1,092,815)	23,249	298,731,475	—	—	300,955,848
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	6,011,064	1,850,469	(1,092,816)	288,139	7,056,856	—	—	8,349,380
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	22,436,847	2,313,086	(1,092,816)	153,960	23,811,077	—	—	26,340,057
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	45,428,599	—	—	—	45,428,599	—	—	41,321,743
Columbia Variable Portfolio – Select International Equity Fund, Class 1	—	2,046,769	—	—	2,046,769	—	7,769	2,049,899
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	2,395,615	462,617	(1,092,816)	95,206	1,860,622	—	—	2,093,643
Columbia Variable Portfolio – Strategic Income Fund, Class 1	6,052,184	—	—	—	6,052,184	—	—	4,098,880
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	9,540,308	—	—	—	9,540,308	—	—	8,371,874
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	63,634,396	—	—	—	63,634,396	—	—	64,499,900
Variable Portfolio – American Century Diversified Bond Fund, Class 1	247,218,477	9,252,346	—	—	256,470,823	—	—	257,250,306
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	10,027,735	—	—	—	10,027,735	—	—	8,689,000
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	1,002,307	5,480	—	—	1,007,787	—	5,480	823,454
Variable Portfolio – DFA International Value Fund, Class 1	22,263,874	1,945,041	—	—	24,208,915	—	94,573	19,779,335
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	4,589,023	—	—	—	4,589,023	—	—	3,797,313
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	9,314,308	1,850,469	(1,092,816)	410,757	10,482,718	—	—	14,866,845
Variable Portfolio – Invesco International Growth Fund, Class 1	22,867,774	1,905,664	—	—	24,773,438	—	55,194	22,598,762

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	159,035,566	1,850,469	(2,185,633)	24,952	158,725,354	—	—	160,256,834
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	2,347,126	1,850,469	(1,092,816)	(19,525)	3,085,254	—	—	3,309,346
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	20,005,080	1,850,469	(2,185,632)	430,598	20,100,515	—	—	22,380,773
Variable Portfolio – MFS Value Fund, Class 1	14,558,958	2,313,086	(2,185,632)	754,311	15,440,723	—	—	18,877,020
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	3,632,873	—	—	—	3,632,873	—	—	3,034,856
Variable Portfolio – NFJ Dividend Value Fund, Class 1	9,597,471	1,850,469	(1,092,816)	417,824	10,772,948	—	—	14,691,209
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	11,119,329	1,850,469	(1,092,816)	386,041	12,263,023	—	—	16,102,608
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	5,931,754	925,234	—	—	6,856,988	—	—	5,992,163
Variable Portfolio – Partners Small Cap Value Fund, Class 1	5,228,424	—	—	—	5,228,424	—	—	5,651,544
Variable Portfolio – Pyramis® International Equity Fund, Class 1	20,500,342	1,999,504	—	—	22,499,846	—	149,035	20,255,764
Variable Portfolio – Pyrford International Equity Fund, Class 1	17,236,253	1,935,524	—	—	19,171,777	—	85,056	19,074,376
Variable Portfolio – Sit Dividend Growth Fund, Class 1	12,998,409	1,850,469	(1,092,816)	407,076	14,163,138	—	—	18,443,257
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	158,519,539	—	(1,092,816)	53,733	157,480,456	—	—	161,975,698
Variable Portfolio – Victory Established Value Fund, Class 1	2,175,956	1,850,469	—	—	4,026,425	—	—	4,646,598
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	85,137,754	—	(1,092,816)	(15,171)	84,029,767	—	—	83,257,700
Total	1,449,171,545	133,237,556	(107,707,915)	3,568,021	1,478,269,207	—	515,415	1,500,774,436

(b)                                     Non-income producing investment.

(c)                                     The rate shown is the seven-day current annualized yield at March 31, 2016.

(d)                                     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD                            US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at NAV per share practical expedient
Equity Funds	—	—	—	301,182,051
Fixed-Income Funds	—	—	—	1,142,767,258
Alternative Investment Funds	—	—	—	27,537,265
Money Market Funds	—	—	—	29,287,862
Total Investments	—	—	—	1,500,774,436
Derivatives
Assets
Futures Contracts	72,240	—	—	72,240
Liabilities
Futures Contracts	(77,844)	—	—	(77,844)
Total	(5,604)	—	—	1,500,768,832

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
AUSTRALIA 6.2%
Asciano Ltd.	593,228	$4,076,368
Aurizon Holdings Ltd.	983,425	2,988,368
Australia and New Zealand Banking Group Ltd.	795,850	14,266,775
Bank of Queensland Ltd.	45,029	417,499
Bendigo & Adelaide Bank Ltd.	214,658	1,456,788
BHP Billiton Ltd.	1,441,803	18,630,707
BHP Billiton Ltd., ADR	98,733	2,557,185
Boral Ltd.	393,776	1,862,588
Fortescue Metals Group Ltd.	1,037,533	2,018,388
Harvey Norman Holdings Ltd.	105,977	381,240
Incitec Pivot Ltd.	802,476	1,958,523
LendLease Group	54,921	583,047
Macquarie Group Ltd.	46,227	2,339,741
National Australia Bank Ltd.	278,150	5,584,965
Newcrest Mining Ltd. (a)	722,280	9,347,007
Oil Search Ltd.	42,784	222,794
Orica Ltd.	150,483	1,769,980
Origin Energy Ltd.	723,564	2,818,048
Qantas Airways Ltd.	517,863	1,616,436
QBE Insurance Group Ltd.	396,492	3,313,371
Rio Tinto Ltd.	237,952	7,748,041
Santos Ltd.	1,045,686	3,240,043
South32 Ltd. (a)	483,166	542,184
South32 Ltd., ADR (a)	31,453	172,362
Star Entertainment Group Ltd. (The)	335,835	1,460,586
Suncorp Group Ltd.	571,222	5,211,612
Tatts Group Ltd.	589,806	1,708,824
Treasury Wine Estates Ltd.	316,973	2,340,528
Wesfarmers Ltd.	271,716	8,624,478
Woodside Petroleum Ltd.	694,238	13,887,400
Total		123,145,876
AUSTRIA 0.1%
Erste Group Bank AG (a)	41,949	1,179,024
OMV AG	47,202	1,328,008
Raiffeisen Bank International AG (a)	27,151	411,368
Total		2,918,400
BELGIUM 1.6%
Ageas	97,010	3,849,218
Colruyt SA	33,054	1,925,741
Delhaize Group	87,793	9,165,792
KBC Groep NV	112,380	5,797,312
Proximus SADP	81,661	2,790,913
Solvay SA	41,161	4,128,690
UCB SA	21,796	1,667,664

Issuer	Shares	Value

Common Stocks (continued)
BELGIUM (CONTINUED)
Umicore SA	30,334	$1,510,121
Total		30,835,451
CANADA 8.4%
Agnico Eagle Mines Ltd.	42,380	1,533,348
Agnico Eagle Mines Ltd.	117,342	4,243,087
Agrium, Inc.	522	46,087
AltaGas Ltd.	21,800	560,631
Bank of Montreal	42,400	2,574,851
Bank of Montreal	315,819	19,167,055
Barrick Gold Corp.	120,344	1,634,271
Barrick Gold Corp.	18,083	245,609
Blackberry Ltd. (a)	499,999	4,057,740
Cameco Corp.	174,309	2,237,329
Cameco Corp.	59,010	757,688
Canadian Natural Resources Ltd.	288,734	7,809,991
Canadian Natural Resources Ltd.	476,217	12,857,859
Canadian Tire Corp., Ltd., Class A	13,093	1,362,882
Cenovus Energy, Inc.	217,920	2,835,687
Cenovus Energy, Inc.	89,062	1,157,806
Crescent Point Energy Corp.	141,206	1,954,291
Crescent Point Energy Corp.	345,680	4,785,622
Detour Gold Corp. (a)	53,300	839,257
Eldorado Gold Corp.	176,636	554,899
Empire Co., Ltd., Class A	168,855	2,925,303
Enbridge Income Fund Holdings, Inc.	8,000	182,329
EnCana Corp.	218,883	1,334,786
EnCana Corp.	346,210	2,108,419
Fairfax Financial Holdings Ltd.	12,968	7,259,783
Finning International, Inc.	142,312	2,089,617
First Quantum Minerals Ltd.	292,473	1,540,339
Genworth MI Canada, Inc.	14,910	351,411
Goldcorp, Inc.	305,300	4,952,971
Goldcorp, Inc.	2,887	46,856
Hudson’s Bay Co.	50,601	747,667
Husky Energy, Inc.	247,536	3,081,930
Industrial Alliance Insurance & Financial Services, Inc.	89,305	2,695,481
Kinross Gold Corp. (a)	810,302	2,763,917
Lundin Mining Corp. (a)	283,911	894,087
Manulife Financial Corp.	198,728	2,808,027
Manulife Financial Corp.	713,154	10,092,605
Maple Leaf Foods, Inc.	25,869	540,784
MEG Energy Corp. (a)	59,102	298,070
Pacific Exploration and Production Corp. (a)	109,232	69,808
Silver Wheaton Corp.	26,000	431,415
Silver Wheaton Corp.	119,320	1,978,326

Issuer	Shares	Value

Common Stocks (continued)
CANADA (CONTINUED)
Sun Life Financial, Inc.	151,020	$4,872,176
Sun Life Financial, Inc.	26,736	862,771
Suncor Energy, Inc.	211,384	5,878,589
Suncor Energy, Inc.	910,983	25,370,745
Tahoe Resources, Inc.	17,900	179,448
Teck Resources Ltd., Class B	218,255	1,655,293
Tourmaline Oil Corp. (a)	185,493	3,927,667
Turquoise Hill Resources Ltd. (a)	304,258	777,776
Whitecap Resources, Inc.	140,924	839,847
WSP Global, Inc.	41,485	1,229,777
Yamana Gold, Inc.	334,663	1,015,263
Total		167,019,273
DENMARK 1.9%
AP Moller - Maersk A/S, Class A	1,833	2,340,060
AP Moller - Maersk A/S, Class B	3,400	4,459,953
Carlsberg A/S, Class B	54,723	5,214,500
Danske Bank A/S	169,944	4,801,044
DSV A/S	75,459	3,141,196
H Lundbeck A/S (a)	26,684	880,977
ISS A/S	79,479	3,190,811
Jyske Bank A/S	1,705	76,964
TDC A/S	86,927	425,443
Vestas Wind Systems A/S	192,157	13,556,774
Total		38,087,722
FINLAND 0.8%
Fortum OYJ	209,607	3,174,592
Neste OYJ	67,957	2,236,333
Stora Enso OYJ, Class R	459,813	4,115,134
UPM-Kymmene OYJ	389,524	7,056,369
Total		16,582,428
FRANCE 9.8%
ArcelorMittal	1,236,026	5,590,733
AXA SA	625,160	14,718,234
BNP Paribas SA	293,457	14,769,488
Bollore SA	269,012	1,045,055
Bollore SA (a)	1,236	4,802
Bouygues SA	114,258	4,661,007
Casino Guichard Perrachon SA	30,576	1,752,842
Cie de Saint-Gobain	405,884	17,887,657
Cie Generale des Etablissements Michelin	44,998	4,604,705
CNP Assurances	155,582	2,426,288
Credit Agricole SA	268,026	2,902,864
Eiffage SA	1,300	99,851
Electricite de France SA	93,967	1,054,709
Engie SA	848,766	13,173,657

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Lagardere SCA	5,507	$146,321
Natixis SA	591,479	2,912,261
Orange SA	1,134,294	19,870,525
Peugeot SA (a)	415,193	7,115,067
Renault SA	160,129	15,910,643
SCOR SE	86,902	3,085,236
Societe Generale SA	411,399	15,204,890
STMicroelectronics NV	384,206	2,132,603
Total SA	932,440	42,504,593
Vivendi SA	31,845	669,649
Total		194,243,680
GERMANY 7.8%
Allianz SE, Registered Shares	188,589	30,676,410
Bayerische Motoren Werke AG	217,491	19,971,875
Commerzbank AG (a)	461,923	4,016,278
Daimler AG, Registered Shares	527,311	40,423,825
Deutsche Bank AG, Registered Shares	359,877	6,122,084
Deutsche Bank AG, Registered Shares	54,710	926,787
Deutsche Lufthansa AG, Registered Shares (a)	218,589	3,533,244
E.ON SE	1,577,094	15,142,623
Fraport AG Frankfurt Airport Services Worldwide	11,462	695,301
Hannover Rueckversicherung AG	17,219	2,006,374
HeidelbergCement AG	86,649	7,419,491
K+S AG	104,958	2,456,113
Metro AG	147,754	4,578,159
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered Shares	45,723	9,300,040
RWE AG	190,009	2,459,403
Talanx AG	43,989	1,502,153
Telefonica Deutschland Holding AG	278,615	1,509,408
Volkswagen AG	19,985	2,900,605
Total		155,640,173
HONG KONG 2.6%
Bank of East Asia Ltd. (The)	511,176	1,910,644
Cathay Pacific Airways Ltd.	998,000	1,728,542
Cheung Kong Property Holding Ltd.	188,768	1,216,473
CK Hutchison Holdings Ltd.	411,768	5,349,708
FIH Mobile Ltd.	1,174,000	523,640
Guoco Group Ltd.	1,000	10,700
Hang Lung Group Ltd.	550,000	1,578,829

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Hang Lung Properties Ltd.	1,803,000	$3,442,318
Henderson Land Development Co., Ltd.	83,004	510,409
Hongkong & Shanghai Hotels Ltd. (The)	105,750	112,326
Hopewell Holdings Ltd.	200,500	647,431
Kerry Properties Ltd.	455,000	1,249,253
MTR Corp.	502,632	2,491,097
New World Development Co., Ltd.	4,434,790	4,232,686
NWS Holdings Ltd.	608,404	970,243
Orient Overseas International Ltd.	130,000	502,415
Shangri-La Asia Ltd.	968,000	1,106,276
Sino Land Co., Ltd.	1,122,889	1,783,640
Sun Hung Kai Properties Ltd.	719,476	8,803,882
Swire Pacific Ltd., Class A	438,000	4,724,240
Swire Pacific Ltd., Class B	355,000	692,700
Wharf Holdings Ltd. (The)	641,000	3,511,063
Wheelock & Co., Ltd.	684,000	3,056,416
Yue Yuen Industrial Holdings Ltd.	162,000	556,961
Total		50,711,892
IRELAND 0.2%
Bank of Ireland (a)	9,953,347	2,888,107
Bank of Ireland, ADR (a)	27,096	311,333
Total		3,199,440
ISRAEL 0.5%
Azrieli Group Ltd.	8,383	329,183
Bank Hapoalim BM	568,556	2,951,572
Bank Leumi Le-Israel BM (a)	550,107	1,975,625
Israel Chemicals Ltd.	117,070	509,576
Mizrahi Tefahot Bank Ltd.	93,836	1,100,926
NICE-Systems Ltd.	11,214	735,907
NICE-Systems Ltd., ADR	1,808	117,140
Teva Pharmaceutical Industries Ltd., ADR	24,680	1,320,627
Total		9,040,556
ITALY 1.3%
ENI SpA	836,884	12,665,459
Mediobanca SpA	400,934	2,887,890
UniCredit SpA	2,480,237	8,946,568
Unione di Banche Italiane SpA	211,910	784,162
UnipolSai SpA	12,915	29,892
Total		25,313,971
JAPAN 20.2%
Aeon Co., Ltd.	490,100	7,079,994

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Aisin Seiki Co., Ltd.	125,100	$4,708,745
Alfresa Holdings Corp.	51,200	982,627
Amada Holdings Co., Ltd.	158,400	1,543,414
Asahi Glass Co., Ltd.	773,000	4,229,725
Asahi Kasei Corp.	1,040,000	7,023,857
Bank of Kyoto Ltd. (The)	115,000	749,750
Bank of Yokohama Ltd. (The) (b)	496,000	2,254,245
Brother Industries Ltd.	154,300	1,772,212
Calsonic Kansei Corp.	32,000	237,772
Canon Marketing Japan, Inc.	21,000	366,693
Chiba Bank Ltd. (The)	267,000	1,329,838
Chugoku Bank Ltd. (The)	51,000	530,764
Citizen Holdings Co., Ltd.	223,000	1,263,591
Coca-Cola East Japan Co., Ltd.	15,100	250,277
Coca-Cola West Co., Ltd.	30,600	756,604
COMSYS Holdings Corp.	19,000	293,049
Cosmo Energy Holdings Co., Ltd.	5,700	60,458
Dai Nippon Printing Co., Ltd.	228,000	2,023,297
Daido Steel Co., Ltd.	95,000	328,835
Daihatsu Motor Co., Ltd.	144,900	2,040,685
Dainippon Sumitomo Pharma Co., Ltd.	35,700	410,690
Denka Co., Ltd.	160,000	657,813
DIC Corp.	309,000	737,791
Ebara Corp.	129,000	538,245
Fuji Electric Co., Ltd.	318,000	1,099,509
Fuji Media Holdings, Inc.	11,100	121,811
FUJIFILM Holdings Corp.	171,200	6,767,075
Fujikura Ltd.	25,000	117,513
Fujitsu Ltd.	421,000	1,556,762
Fukuoka Financial Group, Inc.	326,000	1,061,937
Furukawa Electric Co., Ltd.	266,000	574,356
Glory Ltd.	16,800	570,605
Gunma Bank Ltd. (The)	114,000	470,857
H2O Retailing Corp.	36,800	634,817
Hachijuni Bank Ltd. (The)	126,000	542,818
Hankyu Hanshin Holdings, Inc.	518,000	3,303,398
Hiroshima Bank Ltd. (The)	161,000	587,448
Hitachi Capital Corp.	15,500	337,108
Hitachi Chemical Co., Ltd.	63,500	1,141,081
Hitachi Construction Machine Co., Ltd.	74,900	1,188,743
Hitachi High-Technologies Corp.	25,900	729,109
Hitachi Ltd.	2,428,000	11,379,672
Hitachi Metals Ltd.	162,200	1,672,658
Hitachi Transport System Ltd	13,300	222,031
Hokuhoku Financial Group, Inc.	361,000	474,349
Honda Motor Co., Ltd.	833,600	22,791,540
House Foods Group, Inc.	28,700	536,486
Ibiden Co., Ltd.	82,900	1,013,536

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Idemitsu Kosan Co., Ltd.	42,100	$751,203
IHI Corp.	488,000	1,032,947
Iida Group Holdings Co., Ltd.	41,500	808,247
Inpex Corp.	472,700	3,579,701
Isetan Mitsukoshi Holdings Ltd.	97,400	1,137,114
ITOCHU Corp.	672,000	8,258,099
Iyo Bank Ltd. (The)	77,600	507,342
J Front Retailing Co., Ltd.	162,600	2,157,581
JFE Holdings, Inc.	378,100	5,077,965
Joyo Bank Ltd. (The)	105,000	359,918
JSR Corp.	70,900	1,019,493
JTEKT Corp.	154,100	1,999,663
JX Holdings, Inc.	899,700	3,464,172
K’s Holdings Corp.	20,200	669,194
Kamigumi Co., Ltd.	103,000	968,952
Kaneka Corp.	166,000	1,421,430
Kawasaki Kisen Kaisha Ltd.	605,000	1,171,383
Kinden Corp.	26,800	328,495
Kobe Steel Ltd.	1,978,000	1,738,537
Komatsu Ltd.	424,800	7,222,001
Konica Minolta, Inc.	374,000	3,172,120
Kuraray Co., Ltd.	273,000	3,336,299
Kyocera Corp.	54,700	2,408,506
LIXIL Group Corp.	131,000	2,672,038
Marubeni Corp.	1,270,000	6,425,444
Mazda Motor Corp.	377,700	5,862,596
Medipal Holdings Corp.	53,600	847,826
Mitsubishi Chemical Holdings Corp.	1,042,800	5,444,561
Mitsubishi Corp.	244,100	4,130,532
Mitsubishi Gas Chemical Co., Inc.	238,000	1,278,190
Mitsubishi Heavy Industries Ltd.	1,473,000	5,472,444
Mitsubishi Logistics Corp.	24,000	314,837
Mitsubishi Materials Corp.	859,000	2,423,542
Mitsubishi UFJ Financial Group, Inc.	4,353,100	20,170,549
Mitsubishi UFJ Lease & Finance Co., Ltd.	274,500	1,203,500
Mitsui & Co., Ltd.	356,100	4,094,604
Mitsui Chemicals, Inc.	556,000	1,850,724
Mitsui OSK Lines Ltd.	441,000	897,246
Mizuho Financial Group, Inc.	11,651,200	17,363,585
MS&AD Insurance Group Holdings, Inc.	115,600	3,221,918
NEC Corp.	2,120,000	5,329,645
NH Foods Ltd.	55,000	1,210,602
NHK Spring Co., Ltd.	103,200	986,875
Nikon Corp.	125,000	1,911,389
Nippo Corp.	18,000	302,149
Nippon Electric Glass Co., Ltd.	156,000	797,845

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Nippon Express Co., Ltd.	647,000	$2,941,576
Nippon Paper Industries Co., Ltd.	49,100	873,328
Nippon Shokubai Co., Ltd.	8,400	427,885
Nippon Steel & Sumitomo Metal Corp.	365,300	7,003,408
Nippon Yusen KK	1,273,000	2,454,742
Nissan Motor Co., Ltd.	1,204,800	11,138,672
Nisshinbo Holdings, Inc.	61,000	646,881
NOK Corp.	67,600	1,153,288
Nomura Holdings, Inc.	1,685,200	7,526,694
Nomura Real Estate Holdings, Inc.	10,500	193,830
NTN Corp.	289,000	921,498
Obayashi Corp.	146,000	1,439,070
Oji Holdings Corp.	611,000	2,454,044
Otsuka Holdings Co., Ltd.	58,400	2,121,184
Resona Holdings, Inc.	1,703,550	6,074,064
Ricoh Co., Ltd.	585,000	5,954,210
Rohm Co., Ltd.	26,500	1,114,507
Sankyo Co., Ltd.	15,700	584,618
SBI Holdings, Inc.	124,200	1,259,124
Sega Sammy Holdings, Inc.	13,100	142,727
Seino Holdings Corp.	62,000	667,006
Sekisui House Ltd.	349,400	5,894,930
Shinsei Bank Ltd.	575,000	750,444
Shizuoka Bank Ltd. (The)	138,000	995,004
Showa Denko KK	672,000	693,271
Showa Shell Sekiyu KK	72,100	646,726
SKY Perfect JSAT Holdings, Inc.	97,500	567,235
Sojitz Corp.	524,100	1,076,013
Sompo Japan Nipponkoa Holdings, Inc.	73,200	2,074,596
Stanley Electric Co., Ltd.	22,100	499,485
Sumitomo Chemical Co., Ltd.	1,139,000	5,155,576
Sumitomo Corp.	206,900	2,053,059
Sumitomo Electric Industries Ltd.	623,700	7,562,944
Sumitomo Forestry Co., Ltd.	81,100	930,977
Sumitomo Heavy Industries Ltd.	375,000	1,547,860
Sumitomo Metal Mining Co., Ltd.	384,000	3,799,274
Sumitomo Mitsui Financial Group, Inc.	649,400	19,714,276
Sumitomo Mitsui Trust Holdings, Inc.	1,133,000	3,316,836
Sumitomo Rubber Industries Ltd.	140,000	2,163,173
Suzuken Co., Ltd.	31,240	1,060,322
T&D Holdings, Inc.	394,400	3,684,107
Taiheiyo Cement Corp.	439,000	1,010,407
Takashimaya Co., Ltd.	139,000	1,161,873
TDK Corp.	90,500	5,021,474
Teijin Ltd.	611,000	2,127,680
The Dai-ichi Life Insurance Co., Ltd.	344,300	4,172,738
THK Co., Ltd.	49,200	905,689

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Tokai Rika Co., Ltd.	29,900	$561,967
Tokio Marine Holdings, Inc.	13,900	469,652
Tokyo Broadcasting System Holdings, Inc.	6,900	106,904
Tokyo Tatemono Co., Ltd.	46,000	572,186
Toppan Printing Co Ltd	226,000	1,894,836
Toshiba Corp. (a)	318,000	618,317
Tosoh Corp.	339,000	1,423,658
Toyo Seikan Group Holdings Ltd.	65,700	1,229,417
Toyoda Gosei Co., Ltd.	43,100	831,203
Toyota Industries Corp.	42,400	1,904,180
Toyota Tsusho Corp.	163,300	3,686,648
Ube Industries Ltd.	267,000	471,992
UNY Group Holdings Co., Ltd.	89,400	629,312
Wacoal Holdings Corp.	15,000	179,001
Yamada Denki Co., Ltd.	256,600	1,212,944
Yamaguchi Financial Group, Inc.	82,000	744,486
Yokohama Rubber Co., Ltd. (The)	69,000	1,134,276
Zeon Corp.	18,000	116,259
Total		401,334,756
NETHERLANDS 2.5%
Aegon NV	477,849	2,628,460
Akzo Nobel NV	21,819	1,487,187
Boskalis Westminster	29,048	1,141,841
ING Groep NV-CVA	994,925	12,034,488
Koninklijke Ahold NV	87,815	1,975,511
Koninklijke DSM NV	127,405	7,007,324
Koninklijke KPN NV	682,155	2,858,833
Koninklijke Philips NV	141,439	4,038,084
Koninklijke Philips NV	519,236	14,791,643
NN Group NV	61,568	2,014,524
Total		49,977,895
NEW ZEALAND 0.1%
Auckland International Airport Ltd.	148,666	660,580
Fletcher Building Ltd.	223,659	1,219,189
Fonterra Co-Operative Group Ltd.	5,121	20,986
Total		1,900,755
NORWAY 0.8%
DNB ASA	359,201	4,247,624
Norsk Hydro ASA	821,291	3,381,559
Seadrill Ltd. (a)	82,695	267,932
Seadrill Ltd. (a)	36,915	121,819
Statoil ASA	377,962	5,951,690
Statoil ASA, ADR	46,724	727,025
Storebrand ASA (a)	148,298	579,414

Issuer	Shares	Value

Common Stocks (continued)
NORWAY (CONTINUED)
Subsea 7 SA (a)	80,532	$609,730
Yara International ASA	19,710	741,742
Total		16,628,535
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)(c)	533,756	18,221
EDP Renovaveis SA	114,029	870,646
Total		888,867
SINGAPORE 1.1%
CapitaLand Ltd.	748,300	1,701,872
City Developments Ltd.	239,800	1,451,909
DBS Group Holdings Ltd.	328,975	3,747,674
Frasers Centrepoint Ltd.	88,900	107,423
Golden Agri-Resources Ltd.	3,841,000	1,168,532
Hutchison Port Holdings Trust	3,346,800	1,674,621
Keppel Corp., Ltd.	926,900	4,007,468
Olam International Ltd.	263,900	336,877
Oversea-Chinese Banking Corp., Ltd.	138,524	907,843
SembCorp Industries Ltd.	522,200	1,168,752
Singapore Airlines Ltd.	367,500	3,113,907
United Industrial Corp., Ltd.	20,000	43,624
UOL Group Ltd.	149,189	664,454
Wilmar International Ltd.	687,100	1,713,390
Total		21,808,346
SPAIN 2.7%
Acciona SA	10,232	791,490
Banco de Sabadell SA	529,304	952,830
Banco Popular Espanol SA	560,660	1,459,049
Banco Santander SA	6,465,455	28,501,173
CaixaBank SA	76,860	227,131
CaixaBank SA (a)(c)	1,220	3,605
Iberdrola SA	2,144,252	14,300,511
Mapfre SA	553,813	1,196,719
Repsol SA	587,099	6,627,154
Total		54,059,662
SWEDEN 3.1%
Boliden AB	363,429	5,815,222
Meda AB, Class A	127,418	2,371,553
Millicom International Cellular SA, SDR	4,086	223,319
Nordea Bank AB	784,318	7,535,713
Saab AB, Class B	56,854	1,949,700
Skandinaviska Enskilda Banken AB	9,980	103,510

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Skandinaviska Enskilda Banken AB, Class A	906,605	$8,660,391
Svenska Cellulosa AB SCA, Class A	21,080	659,282
Svenska Cellulosa AB, Class B	247,576	7,736,893
Swedbank AB, Class A	257,044	5,537,769
Tele2 AB, Class B	309,085	2,866,886
Telefonaktiebolaget LM Ericsson	4,557	44,569
Telefonaktiebolaget LM Ericsson, Class B	998,203	9,996,478
TeliaSonera AB	1,482,770	7,702,203
Total		61,203,488
SWITZERLAND 9.1%
ABB Ltd.	1,185,238	23,099,537
Adecco SA, Registered Shares	142,560	9,288,528
Alpiq Holding AG, Registered Shares	691	47,142
Aryzta AG	24,887	1,030,887
Baloise Holding AG, Registered Shares	26,347	3,348,347
Cie Financiere Richemont SA, Class A, Registered Shares	284,812	18,823,569
Clariant AG, Registered Shares	200,563	3,629,345
Credit Suisse Group AG, Registered Shares	552,372	7,818,400
Dufry AG, Registered Shares (a)	6,943	854,201
Galenica AG, Registered Shares	428	643,636
Glencore PLC	5,176,736	11,695,386
Helvetia Holding AG	244	139,566
Julius Baer Group Ltd.	57,850	2,484,743
LafargeHolcim Ltd.	89,477	4,202,959
LafargeHolcim Ltd., Registered Shares	129,211	6,077,909
Lonza Group AG, Registered Shares	10,510	1,778,355
Novartis AG, Registered Shares	270,421	19,602,042
Sulzer AG, Registered Shares	1,093	108,555
Swatch Group AG (The)	26,722	9,257,031
Swatch Group AG (The), Registered Shares	37,823	2,546,970
Swiss Life Holding AG, Registered Shares	9,366	2,490,652
Swiss Re AG	209,770	19,394,262
UBS AG	963,494	15,521,317
UBS Group AG, Registered Shares	62,395	999,568
Zurich Insurance Group AG	71,530	16,611,356
Total		181,494,263
UNITED KINGDOM 17.5%
Anglo American PLC	749,045	5,939,576
Antofagasta PLC	366,269	2,469,295
Aviva PLC	389,251	2,549,879

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Barclays Bank PLC	5,105,885	$10,999,985
Barclays Bank PLC, ADR	219,190	1,889,418
Barratt Developments PLC	212,168	1,707,990
BHP Billiton PLC, ADR	82,992	1,886,408
BP PLC	5,195,793	26,129,781
BP PLC, ADR	1,421,223	42,892,510
Carnival PLC, ADR	49,251	2,673,837
CYBG PLC (a)	69,537	210,016
HSBC Holdings PLC	1,202,824	7,495,861
HSBC Holdings PLC, ADR	1,380,669	42,966,419
International Consolidated Airlines Group SA	180,657	1,436,158
Investec PLC	52,811	388,730
J Sainsbury PLC	1,589,428	6,307,417
Kingfisher PLC	986,098	5,335,136
Lloyds Banking Group PLC, ADR	220,971	872,835
Old Mutual PLC	511,008	1,417,228
Pearson PLC	8,754	110,013
Pearson PLC, ADR	39,741	498,352
Royal Bank of Scotland Group PLC (a)	503,234	1,609,608
Royal Bank of Scotland Group PLC, ADR (a)	370,125	2,361,398
Royal Dutch Shell PLC, ADR, Class A	823,168	39,882,520
Royal Dutch Shell PLC, ADR, Class B	702,082	34,535,414
Royal Dutch Shell PLC, Class A	705,251	17,125,448
Royal Mail PLC	349,635	2,413,898
Standard Chartered PLC	1,141,812	7,749,473
Vodafone Group PLC	21,713,987	68,984,973
Vodafone Group PLC, ADR	74,717	2,394,680
Wm Morrison Supermarkets PLC	1,257,524	3,588,756
Total		346,823,012
Total Common Stocks (Cost: $2,206,007,483)		$1,952,858,441

Preferred Stocks 0.8%
GERMANY 0.8%
BMW AG	22,520	$1,800,448
Porsche Automobil Holding SE	46,996	$2,421,962
Volkswagen AG	92,587	$11,783,926
Total		16,006,336
Total Preferred Stocks (Cost: $29,036,695)		$16,006,336

	Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.420% (d)©	1,857,745	$1,857,745
Total Money Market Funds (Cost: $1,857,745)		$1,857,745
Total Investments
(Cost: $2,236,901,923) (f)		$1,970,722,522(g)
Other Assets & Liabilities, Net		16,073,400
Net Assets		$1,986,795,922

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $2,272,466, which represents 0.11% of net assets.

(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at March 31, 2016 was $18,221, which represents less than 0.01% of net assets.  Information concerning such security holdings at March 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Banco Espirito Santo SA, Registered Shares	04-24-2013 – 06-06-2014	683,700
CaixaBank SA	02-29-2016	3,344

(d)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,143,409	41,257,410	(43,543,074)	1,857,745	6,538	1,857,745

(f)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $2,236,902,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$116,093,000
Unrealized Depreciation	(382,272,000)
Net Unrealized Depreciation	$(266,179,000)

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	2,729,547	120,416,329	—	123,145,876
Austria	—	2,918,400	—	2,918,400
Belgium	—	30,835,451	—	30,835,451
Canada	167,019,273	—	—	167,019,273
Denmark	—	38,087,722	—	38,087,722
Finland	—	16,582,428	—	16,582,428
France	—	194,243,680	—	194,243,680
Germany	926,787	154,713,386	—	155,640,173
Hong Kong	—	50,711,892	—	50,711,892
Ireland	311,333	2,888,107	—	3,199,440
Israel	1,437,767	7,602,789	—	9,040,556
Italy	—	25,313,971	—	25,313,971
Japan	—	399,080,511	2,254,245	401,334,756
Netherlands	4,038,084	45,939,811	—	49,977,895
New Zealand	—	1,900,755	—	1,900,755
Norway	848,844	15,779,691	—	16,628,535
Portugal	—	870,646	18,221	888,867
Singapore	—	21,808,346	—	21,808,346
Spain	—	54,059,662	—	54,059,662
Sweden	—	61,203,488	—	61,203,488
Switzerland	999,568	180,494,695	—	181,494,263
United Kingdom	172,853,791	173,969,221	—	346,823,012
Total Common Stocks	351,164,994	1,599,420,981	2,272,466	1,952,858,441
Preferred Stocks
Germany	—	16,006,336	—	16,006,336
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	1,857,745
Total Investments	351,164,994	1,615,427,317	2,272,466	1,970,722,522

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	2,880,913	2,880,913	—

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 96.0%
Aerospace & Defense 2.9%
Armor Holding II LLC 1st Lien Term Loan (a)(b)
06/26/20	5.750%	$618,525	$598,424
IAP Worldwide Services, Inc. (a)(b)
2nd Lien Term Loan
07/18/19	8.000%	922,746	922,746
IAP Worldwide Services, Inc. (a)(b)(c)
Term Loan
07/18/18	6.250%	678,751	661,782
TransDigm, Inc. Tranche D Term Loan (a)(b)
06/04/21	3.750%	1,286,902	1,267,135
Total			3,450,087

Automotive 2.7%
Affinia Group, Inc. Tranche B2 Term Loan (a)(b)
04/27/20	0.000%	365,896	365,439
CS Intermediate Holdco 2 LLC Term Loan (a)(b)
04/04/21	4.000%	992,424	983,125
Gates Global LLC Term Loan (a)(b)
07/06/21	4.250%	1,073,996	1,011,576
Metaldyne LLC Tranche B Term Loan (a)(b)(c)
10/20/21	3.750%	890,486	877,315
Total			3,237,455

Banking 0.6%
NXT Capital LLC Term Loan (a)(b)
09/04/18	6.250%	780,612	776,709

Brokerage/Asset Managers/Exchanges 2.0%
Guggenheim Partners Investment Management Holdings LLC Term Loan (a)(b)
07/22/20	4.250%	1,172,947	1,170,988
LPL Holdings, Inc. Tranche B Term Loan (a)(b)
11/21/22	4.750%	750,000	735,000
RCS Capital Corp. (a)(b)
Term Loan
08/09/16	9.000%	150,000	150,000
RCS Capital Corp. (a)(b)(d)
1st Lien Term Loan
04/29/19	0.000%	474,026	312,857
Total			2,368,845

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Building Materials 1.6%
CPG International, Inc. Term Loan (a)(b)
09/30/20	4.750%	$296,954	$288,046
Ply Gem Industries, Inc. Term Loan (a)(b)
02/01/21	4.000%	921,755	900,250
Summit Materials LLC Term Loan (a)(b)
07/18/22	4.000%	772,679	769,781
Total			1,958,077

Cable and Satellite 2.1%
CSC Holdings, Inc. Term Loan (a)(b)
10/09/22	5.000%	550,000	549,912
Charter Communications Operating LLC Tranche I Term Loan (a)(b)
01/24/23	3.500%	300,000	300,084
Intelsat Jackson Holdings SA Tranche B2 Term Loan (a)(b)
06/30/19	3.750%	1,300,000	1,210,157
Numericable US LLC (a)(b)
Tranche B1 Term Loan
05/21/20	4.500%	266,056	263,829
Tranche B2 Term Loan
05/21/20	4.500%	230,175	228,249
Total			2,552,231

Chemicals 7.1%
A. Schulman, Inc. Tranche B Term Loan (a)(b)
06/01/22	4.000%	992,500	967,687
Allnex & Cy SCA Tranche B1 Term Loan (a)(b)
10/03/19	4.500%	293,956	291,384
Allnex U.S.A, Inc. Tranche B2 Term Loan (a)(b)
10/03/19	4.500%	152,518	151,184
Aruba Investments, Inc. Tranche B1 Term Loan (a)(b)
02/02/22	4.500%	166,281	161,846
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (a)(b)
02/01/20	3.750%	1,134,680	1,126,646
Huntsman International LLC Term Loan (a)(b)
10/01/21	3.750%	307,941	305,536

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Huntsman International Tranche B Term Loan (a)(b)(c)
03/24/23	4.250%	$75,000	$74,625
INEOS U.S. Finance LLC Term Loan (a)(b)
03/31/22	4.250%	916,987	902,663
Kraton Polymers LLC Tranche B Term Loan (a)(b)
01/06/22	6.000%	200,000	188,350
Minerals Technologies, Inc. Tranche B1 Term Loan (a)(b)
05/10/21	3.750%	484,504	482,082
Platform Specialty Products Corp. (a)(b)
Tranche B 1st Lien Term Loan
06/07/20	5.500%	1,115,740	1,075,640
Tranche B2 Term Loan
06/07/20	5.500%	370,312	357,122
Trinseo Materials Operating SCA/Finance, Inc. Tranche B Term Loan (a)(b)
11/05/21	4.250%	794,000	788,791
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.500%	989,822	913,606
Univar, Inc. Term Loan (a)(b)
07/01/22	4.250%	422,875	416,270
Zep, Inc. Term Loan (a)(b)
06/27/22	5.500%	297,750	297,006
Total			8,500,438

Construction Machinery 1.4%
Brock Holdings III, Inc. 1st Lien Term Loan (a)(b)
03/16/17	6.000%	494,482	470,376
Doosan Bobcat, Inc. Tranche B Term Loan (a)(b)
05/28/21	4.500%	1,013,100	998,744
IES Global BV Term Loan (a)(b)
08/16/19	7.250%	283,722	226,978
Total			1,696,098

Consumer Cyclical Services 1.8%
Garda World Security Corp. Tranche B Term Loan (a)(b)
11/06/20	4.004%	994,911	954,288

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
Realogy Group LLC Tranche B Term Loan (a)(b)
03/05/20	3.750%	$498,724	$497,892
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	4.000%	989,796	727,500
Total			2,179,680

Consumer Products 3.8%
Bombardier Recreational Tranche B Term Loan (a)(b)
01/30/19	3.750%	1,250,000	1,235,412
Coty, Inc. Tranche B Term Loan (a)(b)
10/27/22	3.750%	125,000	124,563
Galleria Co. Tranche B Term Loan (a)(b)
01/26/23	3.750%	250,000	249,062
KIK Custom Products, Inc. Term Loan (a)(b)
08/26/22	6.000%	223,875	215,386
NBTY, Inc. Tranche B2 Term Loan (a)(b)
10/01/17	3.500%	1,249,577	1,243,591
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	966,671	964,864
Sun Products Corp. (The) Tranche B Term Loan (a)(b)
03/23/20	5.500%	499,658	481,171
Total			4,514,049

Diversified Manufacturing 3.9%
Accudyne Industries Borrower SCA/LLC Term Loan (a)(b)
12/13/19	4.000%	581,738	506,112
Ameriforge Group, Inc. 1st Lien Term Loan (a)(b)
12/19/19	5.000%	377,990	171,040
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	480,535	464,917
CPM Acquisition Corp. 1st Lien Term Loan (a)(b)
04/11/22	6.000%	173,687	170,865
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	989,848	900,762

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Husky Injection Molding Systems Ltd. Term Loan (a)(b)
06/30/21	4.250%	$398,500	$387,872
Manitowoc Foodservice, Inc. Tranche B Term Loan (a)(b)
03/03/23	5.750%	150,000	150,500
Pelican Products, Inc. 1st Lien Term Loan (a)(b)
04/10/20	5.250%	291,085	259,552
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	1,190,840	1,171,298
STS Operating, Inc. Term Loan (a)(b)
02/12/21	4.750%	245,000	208,250
Travelport Finance SARL Term Loan (a)(b)
09/02/21	5.750%	297,286	296,766
Total			4,687,934

Electric 2.3%
Calpine Corp. Term Loan (a)(b)
05/27/22	3.500%	997,487	983,303
Dynegy, Inc. Tranche B2 Term Loan (a)(b)
04/23/20	4.000%	1,408,827	1,381,820
Longview Power LLC Tranche B Term Loan (a)(b)
04/13/21	7.000%	173,688	153,279
TPF II Power LLC Term Loan (a)(b)
10/02/21	5.500%	295,088	287,711
Total			2,806,113

Environmental 0.5%
EnergySolutions LLC Term Loan (a)(b)
05/29/20	6.750%	656,500	603,980

Finance Companies 0.6%
Medley LLC Term Loan (a)(b)
06/15/19	6.500%	388,637	386,693

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Finance Companies (continued)
Ocwen Loan Servicing LLC Term Loan (a)(b)
02/15/18	5.500%	$343,366	$335,211
Total			721,904

Food and Beverage 4.7%
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	494,885	495,503
B&G Foods, Inc. Tranche B Term Loan (a)(b)
11/02/22	3.755%	850,980	851,831
Centerplate, Inc. Tranche A Term Loan (a)(b)
11/26/19	4.750%	388,815	356,252
Clearwater Seafoods LP Tranche B Term Loan (a)(b)
06/26/19	4.750%	425,629	425,097
Del Monte Foods, Inc. 1st Lien Term Loan (a)(b)
02/18/21	4.254%	496,202	462,089
Flavors Holdings, Inc. Tranche B 1st Lien Term Loan (a)(b)
04/03/20	6.750%	284,615	253,308
JBS U.S.A. LLC Term Loan (a)(b)
09/18/20	3.750%	643,401	638,575
JBS USA LLC Term Loan (a)(b)
10/30/22	4.000%	99,750	99,127
Maple Holdings Acquisition Corp. Tranche B Term Loan (a)(b)
03/03/23	5.250%	686,333	685,187
Post Holdings, Inc. Tranche A Term Loan (a)(b)
06/02/21	3.750%	361,382	361,768
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	989,822	984,516
Total			5,613,253

Gaming 1.7%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.250%	479,706	480,608
Amaya Holdings BV Tranche B 1st Lien Term Loan (a)(b)
08/01/21	5.000%	619,065	567,553

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Caesars Entertainment Operating Co., Inc. Tranche B6 Term Loan (a)(b)(d)
03/01/17	0.000%	$500,000	$458,395
Scientific Games International, Inc. Term Loan (a)(b)
10/18/20	6.000%	494,937	478,544
Total			1,985,100

Health Care 7.1%
ATI Holdings, Inc. Term Loan (a)(b)
12/20/19	5.250%	496,186	494,946
Ardent Legacy Acquisitions, Inc. Term Loan (a)(b)
08/04/21	6.500%	74,625	74,625
CHS/Community Health Systems, Inc. (a)(b)
Tranche G Term Loan
12/31/19	3.750%	645,125	632,939
Tranche H Term Loan
01/27/21	4.000%	594,001	583,356
CareCore National LLC Term Loan (a)(b)
03/05/21	5.500%	344,724	320,593
Envision Healthcare Corp. Tranche B2 Term Loan (a)(b)
10/28/22	4.500%	498,750	498,481
Greatbatch Ltd. Tranche B Term Loan (a)(b)
10/27/22	5.250%	125,000	124,805
Hill-Rom Holdings, Inc. Tranche B Term Loan (a)(b)
09/08/22	3.500%	186,500	186,711
Kindred Healthcare, Inc. Term Loan (a)(b)
04/09/21	4.250%	1,179,000	1,143,630
LHP Operations Co. LLC Term Loan (a)(b)
07/03/18	9.000%	264,827	256,882
Millennium Health LLC Term Loan (a)(b)
12/21/20	7.500%	573,211	542,160
Nord Anglia Education Finanace LLC Term Loan (a)(b)
03/31/21	5.000%	687,750	676,148
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	756,164	701,342

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Opal Acquisition, Inc. Tranche B Term Loan (a)(b)
11/27/20	5.000%	$495,880	$435,135
RegionalCare Hospital Partners, Inc. 1st Lien Term Loan (a)(b)
04/23/19	6.000%	296,977	294,625
Steward Health Care System LLC Term Loan (a)(b)
04/10/20	6.750%	316,875	301,823
Tecomet, Inc. 1st Lien Term Loan (a)(b)
12/03/21	5.750%	147,371	137,055
Truven Health Analytics, Inc. Tranche B Term Loan (a)(b)
06/06/19	4.500%	248,718	248,096
inVentiv Health, Inc. Tranche B4 Term Loan (a)(b)
05/15/18	7.750%	800,000	798,000
Total			8,451,352

Independent Energy 0.8%
Floatel International Ltd. Term Loan (a)(b)
06/27/20	6.000%	147,351	66,308
MEG Energy Corp. Term Loan (a)(b)
03/31/20	3.750%	639,944	513,875
Sheridan Investment Partners I LLC Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	657,577	264,129
Sheridan Production Partners I-A LP Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	87,134	34,999
Sheridan Production Partners I-M LP Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	53,222	21,378
Total			900,689

Integrated Energy 0.1%
CITGO Holding, Inc. Term Loan (a)(b)
05/12/18	9.500%	174,832	174,667

Leisure 2.2%
AMC Entertainment, Inc. Term Loan (a)(b)
12/15/22	4.000%	324,188	324,693

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Leisure (continued)
ClubCorp Club Operations Tranche B Term Loan (a)(b)
12/15/22	4.250%	$275,000	$274,197
Life Time Fitness, Inc. Term Loan (a)(b)
06/10/22	4.250%	173,688	171,343
Seaworld Parks & Entertainment, Inc. Tranche B2 Term Loan (a)(b)
05/14/20	3.000%	989,584	957,917
Zuffa LLC Term Loan (a)(b)
02/25/20	3.750%	979,759	966,905
Total			2,695,055

Life Insurance 0.1%
AssuredPartners, Inc. 1st Lien Term Loan (a)(b)
10/21/22	5.750%	99,750	99,002

Lodging 1.2%
Hilton Worldwide Finance LLC Term Loan (a)(b)
10/26/20	3.500%	1,465,318	1,464,864

Media and Entertainment 4.1%
ALM Media LLC Tranche B 1st Lien Term Loan (a)(b)
07/31/20	5.500%	336,875	320,031
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	800,000	538,000
Extreme Reach, Inc. 1st Lien Term Loan (a)(b)
02/07/20	7.250%	505,414	502,675
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	791,816	586,371
Gray Television, Inc. Tranche C Term Loan (a)(b)
06/13/21	4.250%	164,941	164,941
Match Group, Inc. Tranche B1 Term Loan (a)(b)
11/16/22	5.500%	172,812	172,705
Nelson Education Ltd. 1st Lien Term Loan (a)(b)
10/01/20	8.000%	1,008,052	403,221

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Penton Media, Inc. Tranche B1 1st Lien Term Loan (a)(b)
10/03/19	4.750%	$110,165	$108,697
Raycom TV Broadcasting LLC Tranche B Term Loan (a)(b)
08/04/21	3.750%	931,564	915,262
Sonifi Solutions, Inc. Tranche C Term Loan (a)(b)(e)
03/28/18	6.750%	1,181,721	354,516
Townsquare Media, Inc. Tranche B Term Loan (a)(b)
04/01/22	4.250%	700,000	692,125
iHeartCommunications, Inc. Tranche E Term Loan (a)(b)
07/30/19	7.933%	300,000	206,700
Total			4,965,244

Metals 2.5%
Alpha Natural Resources, Inc. (a)(b)
Term Loan
02/06/17	10.000%	50,000	46,625
Tranche B Term Loan
05/22/20	3.500%	299,235	91,515
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
06/30/19	4.250%	989,848	833,669
Fairmount Minerals Ltd. Tranche B2 Term Loan (a)(b)
09/05/19	4.500%	494,924	258,187
JMC Steel Group, Inc. Term Loan (a)(b)
04/01/17	4.750%	891,526	885,214
Murray Energy Corp. (a)(b)
Tranche B1 Term Loan
04/17/17	7.000%	174,024	116,596
Tranche B2 Term Loan
04/16/20	7.500%	149,236	75,514
Neenah Foundry Co. Term Loan (a)(b)
04/26/17	6.750%	375,970	367,511
Oxbow Carbon LLC Tranche B Term Loan (a)(b)
07/19/19	4.250%	345,136	323,565
Patriot Coal Corp. Term Loan (a)(b)(e)(f)(g)
12/18/18	0.000%	395,000	—
Total			2,998,396

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Midstream 0.2%
Energy Transfer Equity LP Term Loan (a)(b)
12/02/19	4.000%	$232,353	$208,279
Southcross Holdings Borrower LP Term Loan (a)(b)(d)
08/04/21	0.000%	320,125	32,813
Total			241,092

Oil Field Services 1.5%
Bronco Midstream Funding LLC Term Loan (a)(b)
08/17/20	5.000%	937,649	562,589
Drillships Ocean Ventures, Inc. Term Loan (a)(b)(c)
07/25/21	5.500%	347,733	158,437
Fieldwood Energy LLC Term Loan (a)(b)
10/01/18	3.875%	390,177	263,206
Paragon Offshore Finance Co. Term Loan (a)(b)
07/16/21	5.250%	666,563	143,311
Sonneborn Dutch Holdings BV Term Loan (a)(b)
12/10/20	4.750%	45,421	45,024
Sonneborn LLC Term Loan (a)(b)
12/10/20	4.750%	257,388	255,136
Tervita Corp. Term Loan (a)(b)
05/15/18	6.250%	490,754	412,233
Total			1,839,936

Other Financial Institutions 3.5%
AlixPartners LLP Term Loan (a)(b)
07/28/22	4.500%	74,625	74,420
Altisource Solutions SARL Tranche B Term Loan (a)(b)
12/09/20	4.500%	240,344	205,494
Ceridian HCM Holding, Inc. Term Loan (a)(b)
09/15/20	4.500%	296,992	285,855
Citco III Ltd. Term Loan (a)(b)
06/29/18	4.250%	989,633	985,922
Corporate Capital Trust, Inc. Tranche B Term Loan (a)(b)
05/20/19	4.000%	759,500	748,107

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Financial Institutions (continued)
IG Investments Holdings LLC Tranche B Term Loan (a)(b)
10/31/21	6.000%	$791,816	$785,220
MediArena Acquisition BV Tranche B 1st Lien Term Loan (a)(b)
08/13/21	6.750%	344,750	299,933
PGX Holdings, Inc. 1st Lien Term Loan (a)(b)
09/29/20	5.750%	428,464	425,606
Walter Investment Management Corp. Tranche B Term Loan (a)(b)
12/18/20	4.750%	480,591	417,153
Total			4,227,710

Other Industry 1.8%
Education Management II LLC (a)(b)(f)
Tranche A Term Loan
07/02/20	5.500%	192,200	48,050
Tranche B Term Loan
07/02/20	2.000%	342,093	13,684
Knowledge Universe Education 1st Lien Term Loan (a)(b)
08/12/22	6.000%	149,250	147,198
MCS AMS Sub-Holdings LLC Term Loan (a)(b)
10/15/19	7.500%	425,000	357,000
RE/MAX LLC Term Loan (a)(b)
07/31/20	4.250%	988,115	979,469
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	593,076	582,204
Total			2,127,605

Other REIT 0.3%
DTZ US Borrower LLC 1st Lien Term Loan (a)(b)
11/04/21	4.250%	372,188	368,466

Packaging 1.6%
Berry Plastics Corp. Tranche F Term Loan (a)(b)
10/03/22	4.000%	138,911	138,841
Hilex Poly Holdings, Inc. 1st Lien Term Loan (a)(b)
12/05/21	6.000%	496,240	494,380

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Reynolds Group Holdings Inc. Term Loan (a)(b)
12/01/18	4.500%	$1,000,000	$1,000,000
Tank Holding Corp. Term Loan (a)(b)
03/16/22	5.250%	288,667	275,798
Total			1,909,019

Pharmaceuticals 1.5%
AMAG Pharmaceuticals, Inc. Term Loan (a)(b)
08/17/21	4.750%	146,250	143,691
Amneal Pharmaceuticals LLC Tranche B Term Loan (a)(b)
11/01/19	4.501%	483,640	479,557
Endo Finance Co. I SARL Tranche B Term Loan (a)(b)
09/26/22	3.750%	349,125	343,452
Indivior Finance SARL Term Loan (a)(b)
12/19/19	7.000%	284,810	269,621
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
08/18/22	4.250%	620,312	614,370
Total			1,850,691

Property & Casualty 1.5%
Alliant Holdings Intermediate LLC Term Loan (a)(b)
08/12/22	4.500%	272,938	269,321
AmWINS Group LLC 1st Lien Term Loan (a)(b)
09/06/19	5.250%	557,065	557,695
Asurion LLC 2nd Lien Term Loan (a)(b)
03/03/21	8.500%	525,000	490,439
Cooper, Gay, Swett & Crawford Ltd. 1st Lien Term Loan (a)(b)
04/16/20	5.000%	461,937	455,392
Total			1,772,847

Refining 0.2%
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	494,937	217,772

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Restaurants 1.3%
Burger King Corp. Tranche B2 Term Loan (a)(b)
12/10/21	3.750%	$1,285,939	$1,284,152
P.F. Chang’s China Bistro, Inc. Term Loan (a)(b)
07/02/19	4.250%	295,027	280,275
Total			1,564,427

Retailers 2.9%
99 Cents Only Stores Tranche B2 Term Loan (a)(b)
01/11/19	4.500%	244,808	164,939
Ascena Retail Group, Inc. Tranche B Term Loan (a)(b)
08/21/22	5.250%	224,416	218,292
Evergreen Acqco 1 LP Term Loan (a)(b)
07/09/19	5.000%	649,747	508,427
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	496,212	385,105
Men’s Wearhouse, Inc. (The) Tranche B Term Loan (a)(b)
06/18/21	4.500%	334,375	321,211
PFS Holding Corp. 1st Lien Term Loan (a)(b)
01/31/21	4.500%	196,000	172,872
Party City Holdings, Inc. Term Loan (a)(b)
08/19/22	4.250%	174,115	172,519
PetSmart, Inc. Tranche B1 Term Loan (a)(b)(c)
03/11/22	4.250%	550,000	547,387
Rite Aid Corp. (a)(b)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	425,000	425,884
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	500,000	500,000
Total			3,416,636

Supermarkets 1.4%
Albertson’s LLC Tranche B4 Term Loan (a)(b)
08/25/21	5.500%	693,000	693,347
SUPERVALU, Inc. Term Loan (a)(b)
03/21/19	4.500%	990,240	966,969
Total			1,660,316

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology 19.6%
Ancestry.com, Inc. Term Loan (a)(b)
08/29/22	5.000%	$223,875	$222,382
Answers Corp. 1st Lien Term Loan (a)(b)
10/01/21	6.250%	864,063	569,564
Ascend Learning LLC 1st Lien Term Loan (a)(b)
07/31/19	5.502%	1,026,375	1,020,217
Auction.com LLC Term Loan (a)(b)
05/12/19	6.000%	594,000	586,575
Avago Technologies Ltd. Tranche B1 Term Loan (a)(b)
02/01/23	4.250%	1,275,000	1,267,898
CPI Buyer LLC 1st Lien Term Loan (a)(b)
08/16/21	5.500%	296,985	282,878
Campaign Monitor Finance Propriety Ltd. Term Loan (a)(b)
03/18/21	6.250%	294,920	283,123
CompuCom Systems, Inc. Term Loan (a)(b)
05/09/20	4.250%	246,055	172,238
Dell International LLC Tranche B2 Term Loan (a)(b)
04/29/20	4.000%	1,492,481	1,490,884
EIG Investors Corp. Term Loan (a)(b)
11/09/19	6.230%	987,310	941,647
Electrical Components International, Inc. Term Loan (a)(b)
05/28/21	5.750%	396,976	392,014
Evergreen Skills SARL 1st Lien Term Loan (a)(b)
04/28/21	5.750%	496,222	395,737
Excelitas Technologies Corp. Tranche B Term Loan (a)(b)
11/02/20	6.000%	296,954	262,062
First Data Corp. (a)(b)
Term Loan
03/24/21	4.432%	1,000,000	996,720
07/08/22	4.182%	100,000	99,300
Global Healthcare Exchange LLC Term Loan (a)(b)
08/15/22	5.500%	149,250	148,317
Global Payments, Inc. Tranche B Term Loan (a)(b)(c)
03/24/23	4.128%	100,000	100,417

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Go Daddy Operating Co. LLC Term Loan (a)(b)
05/13/21	4.250%	$989,924	$987,588
Hyland Software, Inc. 1st Lien Term Loan (a)(b)
07/01/22	4.750%	561,531	558,022
ION Trading Technologies SARL Tranche B1 1st Lien Term Loan (a)(b)
06/10/21	4.250%	1,015,485	997,714
IPC Corp. Tranche B1 1st Lien Term Loan (a)(b)
08/06/21	5.500%	297,000	275,221
Infor (U.S.), Inc. Tranche B3 Term Loan (a)(b)
06/03/20	3.750%	427,472	413,934
Infor US, Inc. Tranche B5 Term Loan (a)(b)
06/03/20	3.750%	494,844	479,148
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	494,924	494,924
M/A-COM Technology Solutions Holdings, Inc. Term Loan (a)(b)
05/07/21	4.500%	417,563	415,128
MA FinanceCo LLC Tranche B Term Loan (a)(b)
11/19/21	5.250%	495,750	494,139
Magic Newco LLC 1st Lien Term Loan (a)(b)
12/12/18	5.000%	793,838	793,044
Microsemi Corp. Tranche B Term Loan (a)(b)
01/15/23	5.250%	185,294	186,019
NXP BV/Funding LLC Tranche B Term Loan (a)(b)
12/07/20	3.750%	249,375	249,764
On Semiconductor Tranche B Term Loan (a)(b)(c)
03/31/23	5.250%	175,000	175,054
Orbotech Ltd. Term Loan (a)(b)
08/07/20	5.000%	249,699	248,451
ProQuest LLC Term Loan (a)(b)
10/24/21	5.750%	446,601	430,970
RP Crown Parent LLC 1st Lien Term Loan (a)(b)
12/21/18	6.000%	494,937	458,346

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Renaissance Learning, Inc. 1st Lien Term Loan (a)(b)
04/09/21	4.500%	$563,500	$545,541
Rocket Software, Inc. 1st Lien Term Loan (a)(b)
02/08/18	5.750%	474,222	472,245
SGS Cayman LP Term Loan (a)(b)
04/23/21	6.000%	92,066	90,838
SS&C European Holdings SARL Tranche B2 Term Loan (a)(b)
07/08/22	4.018%	35,914	35,965
SS&C Technologies, Inc. Tranche B1 Term Loan (a)(b)
07/08/22	4.007%	247,758	248,107
Smart Technologies ULC Tranche B Term Loan (a)(b)(e)(f)
01/31/18	10.500%	477,969	474,527
SunEdison Semiconductor BV Term Loan (a)(b)
05/27/19	6.500%	555,092	539,827
SurveyMonkey.com LLC Term Loan (a)(b)
02/07/19	6.250%	499,501	484,516
Sutherland Global Services, Inc. Term Loan (a)(b)
04/23/21	6.000%	395,509	390,237
Sybil Finance BV Term Loan (a)(b)
03/20/20	4.250%	486,635	483,390
Syniverse Holdings, Inc. Tranche B Term Loan (a)(b)
04/23/19	4.000%	500,000	369,165
Wall Street Systems Delaware, Inc. Term Loan (a)(b)
04/30/21	4.250%	835,142	825,746
Western Digital Corp. Tranche B Term Loan (a)(b)(c)
04/11/23	6.250%	425,000	419,556
Zebra Technologies Corp. Term Loan (a)(b)
10/27/21	4.750%	1,176,413	1,182,636
Total			23,451,735

Transportation Services 0.9%
Kenan Advantage Group Holdings Corp. (a)(b)
Term Loan
07/29/22	4.000%	256,270	253,067
07/29/22	4.000%	81,742	80,720

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Transportation Services (continued)
Kenan Advantage Group Holdings Corp. (a)(b)(c)(h)
Tranche 1 Term Loan
01/31/17	1.687%	$35,969	$35,520
Stena International SA Term Loan (a)(b)
03/03/21	4.000%	791,919	652,343
Total			1,021,650

Total Senior Loans (Cost: $124,086,217)			$115,071,124

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes —%
Aerospace & Defense —%
Erickson Air-Crane, Inc. (e)(f)
11/02/20	6.000%	$67,211	$29,606

Total Corporate Bonds & Notes (Cost: $56,373)			$29,606

Issuer		Shares	Value

Common Stocks 0.4%
CONSUMER DISCRETIONARY —%
Media —%
Nelson Education Ltd. (i)		167,955	$33,591
TOTAL CONSUMER DISCRETIONARY			33,591

HEALTH CARE 0.2%
Health Care Providers & Services 0.2%
Millennium Health LLC (i)		16,788	261,263
TOTAL HEALTH CARE			261,263

Industrials 0.2%
Commercial Services & Supplies 0.2%
Education Management LLC (e)(f)(i)		2,303,005	3
IAP Worldwide Services, Inc. (f)(i)		121	162,768
Total			162,771
TOTAL INDUSTRIALS			162,771

Total Common Stocks (Cost: $289,712)			$457,625

Issuer	Shares	Value

Convertible Preferred Stocks —%
Consumer Discretionary —%
Diversified Consumer Services —%
Education Management Corp. (f)(i)	2,562	$7,046
TOTAL CONSUMER DISCRETIONARY		7,046

Total Convertible Preferred Stocks (Cost: $1,819)		$7,046

	Shares	Value

Money Market Funds 4.1%
Columbia Short-Term Cash Fund, 0.420% (j)(k)	4,884,931	$4,884,931

Total Money Market Funds (Cost: $4,884,931)		$4,884,931

Total Investments
(Cost: $129,319,052) (l)		$120,450,332(m)
Other Assets & Liabilities, Net		(624,760)
Net Assets		$119,825,572

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2016, the value of these securities amounted to $804,065, which represents 0.67% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $858,652, which represents 0.72% of net assets.

(f)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at March 31, 2016 was $735,684, which represents 0.61% of net assets. Information concerning such security holdings at March 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Education Management Corp.	01-19-2015	1,819
Education Management LLC	01-19-2015	1,308
Education Management II LLC
Tranche A Term Loan
07/02/20 5.500%	01-19-2015	187,414
Education Management II LLC
Tranche B Term Loan
07/02/20 2.000%	01-19-2015 - 01-07-2016	309,997
Erickson Air-Crane, Inc.
11/02/20 6.000%	05-09-2013	56,373
IAP Worldwide Services, Inc.	07-22-2014 - 09-08-2014	142,684
Patriot Coal Corp.
Term Loan
12/18/18 0.000%	12-11-2013	389,294
Smart Technologies ULC
Tranche B Term Loan
01/31/18 10.500%	7-30-2013	468,069

(g)	Negligible market value.
(h)

At March 31, 2016, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Kenan Advantage Group Holdings Corp.	35,969
Tranche 1 Term Loan
01/31/17 1.687%

(i)	Non-income producing investment.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,855,707	12,832,566	(14,803,342)	4,884,931	7,174	4,884,931

(l)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $129,319,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$618,000
Unrealized Depreciation	(9,487,000)
Net Unrealized Depreciation	$(8,869,000)

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Senior Loans	—	104,417,357	10,653,767	115,071,124
Corporate Bonds & Notes	—	—	29,606	29,606
Common Stocks
Consumer Discretionary	—	33,591	—	33,591
Health Care	—	261,263	—	261,263
Industrials	—	—	162,771	162,771
Total Common Stocks	—	294,854	162,771	457,625
Convertible Preferred Stocks	—	—	7,046	7,046
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	4,884,931
Total Investments	—	104,712,211	10,853,190	120,450,332

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Senior Loans ($)	Corporate Bonds & Notes ($)	Common Stocks ($)	Convertible Preferred Stocks ($)	Total ($)
Balance as of December 31, 2015	14,760,504	31,392	180,856	2,562	14,975,314
Increase (decrease) in accrued discounts/premiums	28,022	455	—	—	28,477
Realized gain (loss)	(4,579)	838	—	—	(3,741)
Change in unrealized appreciation (depreciation)(a)	39,936	1,908	(18,085)	4,484	28,243
Sales	(184,680)	(4,987)	—	—	(189,667)
Transfers out of Level 3	(3,985,436)	—	—	—	(3,985,436)
Balance as of March 31, 2016	10,653,767	29,606	162,771	7,046	10,853,190

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2016 was $28,243, which is comprised of Senior Loans of $39,936, Corporate Bonds & Notes of $1,908, Common Stocks of $(18,085) and Convertible Preferred Stocks of $4,484.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans and convertible preferred stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Certain corporate bonds and common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Morgan Stanley Advantage Fund (formerly Variable Portfolio – Holland Large Cap Growth Fund)

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 23.1%
Auto Components 1.3%
Delphi Automotive PLC	193,989	$14,553,055
Hotels, Restaurants & Leisure 1.1%
Yum! Brands, Inc.	156,829	12,836,453
Internet & Catalog Retail 7.7%
Amazon.com, Inc. (a)	80,612	47,854,507
Priceline Group, Inc. (The) (a)	30,704	39,576,228
Total		87,430,735
Media 1.8%
21st Century Fox, Inc., Class A	727,852	20,292,514
Multiline Retail 1.7%
Dollar General Corp.	223,025	19,090,940
Specialty Retail 5.9%
Advance Auto Parts, Inc.	143,678	23,037,331
GNC Holdings, Inc., Class A	429,496	13,636,498
Lowe’s Companies, Inc.	398,175	30,161,756
Total		66,835,585
Textiles, Apparel & Luxury Goods 3.6%
Nike, Inc., Class B	349,049	21,456,042
Under Armour, Inc., Class A (a)	238,019	20,191,152
Total		41,647,194
TOTAL CONSUMER DISCRETIONARY		262,686,476
CONSUMER STAPLES 10.8%
Beverages 2.8%
Monster Beverage Corp. (a)	133,558	17,813,966
PepsiCo, Inc.	138,495	14,192,968
Total		32,006,934
Food & Staples Retailing 6.5%
Costco Wholesale Corp.	156,090	24,596,662
CVS Health Corp.	333,287	34,571,861
Whole Foods Market, Inc.	475,748	14,800,520
Total		73,969,043
Food Products 1.5%
Mead Johnson Nutrition Co.	201,800	17,146,946
TOTAL CONSUMER STAPLES		123,122,923

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 3.8%
Capital Markets 3.8%
BlackRock, Inc.	63,548	$21,642,542
Greenhill & Co., Inc.	211,958	4,705,468
TD Ameritrade Holding Corp.	538,826	16,989,184
Total		43,337,194
TOTAL FINANCIALS		43,337,194
HEALTH CARE 13.8%
Biotechnology 5.0%
Biogen, Inc. (a)	26,972	7,021,351
Gilead Sciences, Inc.	341,066	31,330,323
Medivation, Inc. (a)	218,781	10,059,550
Vertex Pharmaceuticals, Inc. (a)	105,631	8,396,608
Total		56,807,832
Health Care Equipment & Supplies 2.6%
Medtronic PLC	394,604	29,595,300
Health Care Providers & Services 1.9%
DaVita HealthCare Partners, Inc. (a)	187,974	13,793,532
Envision Healthcare Holdings, Inc. (a)	367,646	7,499,979
Total		21,293,511
Health Care Technology 1.9%
Cerner Corp. (a)	419,288	22,205,492
Life Sciences Tools & Services 1.0%
Quintiles Transnational Holdings, Inc. (a)	168,831	10,990,898
Pharmaceuticals 1.4%
Bristol-Myers Squibb Co.	256,300	16,372,444
TOTAL HEALTH CARE		157,265,477
INDUSTRIALS 13.4%
Aerospace & Defense 4.3%
Boeing Co. (The)	135,732	17,229,820
Honeywell International, Inc.	279,693	31,339,601
Total		48,569,421
Air Freight & Logistics 2.7%
United Parcel Service, Inc., Class B	290,945	30,685,969

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 3.4%
Southwest Airlines Co.	848,779	$38,025,299
Industrial Conglomerates 1.9%
Roper Technologies, Inc.	118,848	21,721,849
Professional Services 1.1%
IHS, Inc., Class A (a)	103,913	12,901,838
TOTAL INDUSTRIALS		151,904,376
INFORMATION TECHNOLOGY 30.1%
Communications Equipment 1.9%
Cisco Systems, Inc.	772,706	21,998,940
Internet Software & Services 6.5%
Alphabet, Inc., Class C (a)	69,052	51,440,287
Facebook, Inc., Class A (a)	197,201	22,500,634
Total		73,940,921
IT Services 7.2%
Automatic Data Processing, Inc.	192,592	17,277,428
International Business Machines Corp.	73,262	11,095,530
Visa, Inc., Class A	694,180	53,090,887
Total		81,463,845
Semiconductors & Semiconductor Equipment 0.8%
NXP Semiconductors NV (a)	114,608	9,291,270
Software 9.0%
Adobe Systems, Inc. (a)	401,135	37,626,463
Citrix Systems, Inc. (a)	238,687	18,756,024
Intuit, Inc.	139,324	14,491,089
Microsoft Corp.	350,068	19,334,256
Tyler Technologies, Inc. (a)	88,462	11,377,098
Total		101,584,930

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	491,809	$53,602,263
TOTAL INFORMATION TECHNOLOGY		341,882,169
MATERIALS 1.3%
Chemicals 1.3%
Ecolab, Inc.	130,782	14,584,809
TOTAL MATERIALS		14,584,809
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
SBA Communications Corp., Class A (a)	108,292	10,847,610
TOTAL TELECOMMUNICATION SERVICES		10,847,610
Total Common Stocks (Cost: $877,197,503)		$1,105,631,034

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	27,201,398	$27,201,398
Total Money Market Funds (Cost: $27,201,398)		$27,201,398
Total Investments
(Cost: $904,398,901)		$1,132,832,432(d)
Other Assets & Liabilities, Net		3,171,055
Net Assets		$1,136,003,487

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	28,151,787	61,631,471	(62,581,860)	27,201,398	21,980	27,201,398

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	262,686,476	—	—	262,686,476
Consumer Staples	123,122,923	—	—	123,122,923
Financials	43,337,194	—	—	43,337,194
Health Care	157,265,477	—	—	157,265,477
Industrials	151,904,376	—	—	151,904,376
Information Technology	341,882,169	—	—	341,882,169
Materials	14,584,809	—	—	14,584,809
Telecommunication Services	10,847,610	—	—	10,847,610
Total Common Stocks	1,105,631,034	—	—	1,105,631,034
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	27,201,398
Total Investments	1,105,631,034	—	—	1,132,832,432

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Oppenheimer International Growth Fund (formerly Variable Portfolio – Invesco International Growth Fund)

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.6%
AUSTRALIA 4.1%
Amcor Ltd.	4,735,319	$51,998,859
Aurizon Holdings Ltd.	1,028,167	3,124,326
Brambles Ltd.	1,944,154	18,011,033
CSL Ltd.	293,631	22,818,493
Total		95,952,711
BELGIUM 1.3%
Anheuser-Busch InBev SA/NV	255,749	31,793,578
BRAZIL 2.0%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	8,246,554	35,090,255
BRF SA	921,329	13,162,758
Total		48,253,013
CANADA 8.1%
Canadian National Railway Co.	347,696	21,727,821
Cenovus Energy, Inc.	1,335,245	17,374,892
CGI Group, Inc., Class A (a)	1,345,777	64,317,519
Fairfax Financial Holdings Ltd.	54,016	30,239,394
Great-West Lifeco, Inc.	686,462	18,890,589
Suncor Energy, Inc.	1,420,311	39,555,456
Total		192,105,671
CHINA 2.9%
Baidu, Inc., ADR (a)	225,196	42,985,413
Great Wall Motor Co., Ltd., Class H	15,671,000	12,725,722
Industrial & Commercial Bank of China Ltd., Class H	22,607,000	12,663,851
Total		68,374,986
DENMARK 2.7%
Carlsberg A/S, Class B	457,237	43,569,655
Novo Nordisk A/S, Class B	352,469	19,118,423
Total		62,688,078
FRANCE 3.1%
Publicis Groupe SA	681,626	47,863,639
Schneider Electric SE	418,708	26,461,908
Total		74,325,547
GERMANY 8.2%
Allianz SE, Registered Shares	221,761	36,072,260
Deutsche Boerse AG	597,102	50,951,374
Deutsche Post AG	782,421	21,741,534
ProSiebenSat.1 Media AG	732,666	37,670,757

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
SAP SE	569,104	$46,043,175
Total		192,479,100
HONG KONG 3.4%
CK Hutchison Holdings Ltd.	3,884,952	50,473,463
Galaxy Entertainment Group Ltd.	7,918,000	29,725,716
Total		80,199,179
ISRAEL 2.5%
Teva Pharmaceutical Industries Ltd., ADR	1,095,088	58,598,159
JAPAN 7.3%
Denso Corp.	341,000	13,687,930
FANUC Corp.	114,300	17,701,477
Japan Tobacco, Inc.	1,016,800	42,321,916
Keyence Corp.	30,460	16,612,037
Komatsu Ltd.	1,136,800	19,326,673
Toyota Motor Corp.	310,500	16,467,493
Yahoo! Japan Corp.	10,821,800	46,060,128
Total		172,177,654
MEXICO 2.3%
Fomento Economico Mexicano SAB de CV, ADR	224,940	21,663,972
Grupo Televisa SAB, ADR	1,231,103	33,806,088
Total		55,470,060
NETHERLANDS 1.3%
Unilever NV-CVA	679,574	30,455,913
SINGAPORE 3.3%
Broadcom Ltd.	323,957	50,051,357
United Overseas Bank Ltd.	2,008,800	28,099,090
Total		78,150,447
SOUTH KOREA 0.6%
Samsung Electronics Co., Ltd.	12,919	14,825,936
SPAIN 1.2%
Amadeus IT Holding SA, Class A	662,793	28,425,497
SWEDEN 4.6%
Getinge AB, Series CPO	935,614	21,562,945
Investor AB, Class B	1,153,998	40,853,512
Sandvik AB	1,240,769	12,838,308

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Telefonaktiebolaget LM Ericsson, Class B	3,223,565	$32,282,307
Total		107,537,072
SWITZERLAND 7.3%
Cie Financiere Richemont SA, Class A, Registered Shares	326,095	21,552,012
Julius Baer Group Ltd.	700,052	30,068,273
Novartis AG, Registered Shares	193,331	14,014,010
Roche Holding AG, Genusschein Shares	173,776	42,777,577
Syngenta AG, Registered Shares	64,041	26,640,736
UBS AG	2,250,285	36,250,756
Total		171,303,364
TAIWAN 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	10,313,000	51,439,529
THAILAND 1.3%
Kasikornbank PCL, Foreign Registered Shares, NVDR	6,397,586	31,414,759
TURKEY 1.0%
Akbank TAS	8,473,139	24,116,181

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 20.9%
Aberdeen Asset Management PLC	4,277,297	$17,041,416
British American Tobacco PLC	1,016,876	59,733,933
Compass Group PLC	2,425,373	42,776,644
Informa PLC	2,511,136	25,029,923
Kingfisher PLC	6,903,251	37,349,009
Lloyds Banking Group PLC	24,745,408	24,174,697
Next PLC	219,311	17,009,203
RELX PLC	3,619,775	67,273,753
Royal Dutch Shell PLC, Class B	1,316,608	32,146,612
Sky PLC	5,189,322	76,320,354
Smith & Nephew PLC	2,042,256	33,673,005
WPP PLC	2,544,007	59,447,782
Total		491,976,331
Total Common Stocks (Cost: $1,915,855,476)		$2,162,062,765

	Shares	Value

Money Market Funds 8.0%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	187,694,906	$187,694,906
Total Money Market Funds (Cost: $187,694,906)		$187,694,906
Total Investments
(Cost: $2,103,550,382) (d)		$2,349,757,671(e)
Other Assets & Liabilities, Net		9,110,742
Net Assets		$2,358,868,413

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	116,154,835	103,534,117	(31,994,046)	187,694,906	143,467	187,694,906

(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $2,103,550,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$346,852,000
Unrealized Depreciation	(100,644,000)
Net Unrealized Appreciation	$246,208,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	95,952,711	—	95,952,711
Belgium	—	31,793,578	—	31,793,578
Brazil	48,253,013	—	—	48,253,013
Canada	192,105,671	—	—	192,105,671
China	42,985,413	25,389,573	—	68,374,986
Denmark	—	62,688,078	—	62,688,078
France	—	74,325,547	—	74,325,547
Germany	—	192,479,100	—	192,479,100
Hong Kong	—	80,199,179	—	80,199,179
Israel	58,598,159	—	—	58,598,159
Japan	—	172,177,654	—	172,177,654
Mexico	55,470,060	—	—	55,470,060
Netherlands	—	30,455,913	—	30,455,913
Singapore	50,051,357	28,099,090	—	78,150,447
South Korea	—	14,825,936	—	14,825,936
Spain	—	28,425,497	—	28,425,497
Sweden	—	107,537,072	—	107,537,072
Switzerland	—	171,303,364	—	171,303,364
Taiwan	—	51,439,529	—	51,439,529
Thailand	—	31,414,759	—	31,414,759
Turkey	—	24,116,181	—	24,116,181
United Kingdom	—	491,976,331	—	491,976,331
Total Common Stocks	447,463,673	1,714,599,092	—	2,162,062,765
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	187,694,906
Total Investments	447,463,673	1,714,599,092	—	2,349,757,671

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 19.8%

Aerospace & Defense 0.1%
Airbus Group Finance BV (a)
04/17/23	2.700%	$589,000	$597,147
BAE Systems Holdings, Inc. (a)
06/01/19	6.375%	555,000	624,131
10/07/24	3.800%	725,000	743,386
Lockheed Martin Corp.
11/15/19	4.250%	300,000	328,709
01/15/23	3.100%	386,000	400,354
09/01/36	6.150%	437,000	545,225
12/15/42	4.070%	257,000	259,679
Northrop Grumman Systems Corp.
02/15/31	7.750%	400,000	576,055
Total			4,074,686
Airlines 0.1%
Air Canada Pass-Through Trust (a)
05/15/25	4.125%	901,897	897,388
American Airlines Pass-Through Trust
01/31/21	5.250%	145,649	156,209
01/15/23	4.950%	704,051	751,575
Continental Airlines Pass-Through Trust
04/19/22	5.983%	671,825	742,367
10/29/24	4.000%	162,352	167,222
Delta Air Lines Pass-Through Trust
04/15/19	5.300%	77,845	82,807
United Airlines, Inc. Pass-Through Trust
08/15/25	4.300%	280,903	292,841
Total			3,090,409
Apartment REIT —%
ERP Operating LP
12/15/21	4.625%	881,000	980,291

Automotive 0.6%
American Honda Finance Corp.
03/13/18	1.500%	760,000	764,108
American Honda Finance Corp. (a)
02/28/17	2.125%	652,000	659,681
02/16/18	1.600%	1,118,000	1,123,471
Daimler Finance North America LLC
01/18/31	8.500%	1,275,000	1,954,343
Daimler Finance North America LLC (a)
08/03/18	2.000%	410,000	412,776
07/31/19	2.250%	459,000	465,535
Ford Motor Credit Co. LLC
02/03/17	4.250%	1,200,000	1,226,774
06/12/17	3.000%	300,000	303,961
09/08/17	1.684%	2,478,000	2,465,945
01/09/18	2.145%	618,000	617,268
03/12/19	2.375%	869,000	872,950
11/04/19	2.597%	700,000	702,535
08/04/20	3.157%	550,000	561,090
01/09/22	3.219%	271,000	276,040
08/04/25	4.134%	940,000	978,159

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Automotive (continued)
01/08/26	4.389%	$500,000	$529,564
Ford Motor Credit Co. LLC (b)
05/09/16	1.870%	506,000	506,236
General Motors Co.
04/01/36	6.600%	124,000	136,448
General Motors Financial Co., Inc.
01/15/19	3.100%	283,000	286,384
07/13/20	3.200%	1,682,000	1,678,239
Hyundai Capital America (a)
10/30/18	2.400%	736,000	740,911
Johnson Controls, Inc.
12/01/21	3.750%	525,000	541,647
12/01/41	5.250%	865,000	865,061
07/02/64	4.950%	885,000	801,025
Toyota Motor Credit Corp.
05/22/17	1.750%	1,000,000	1,008,016
07/13/18	1.550%	356,000	359,173
07/13/22	2.800%	700,000	725,031
Total			21,562,371
Banking 5.4%
ABN AMRO Bank NV (a)
06/04/18	1.800%	1,195,000	1,193,914
10/30/18	2.500%	720,000	730,182
Subordinated
07/28/25	4.750%	231,000	231,600
ANZ New Zealand International Ltd. (a)
09/23/19	2.600%	400,000	404,124
08/06/20	2.850%	478,000	488,700
American Express Co.
03/19/18	7.000%	500,000	548,439
Subordinated
12/05/24	3.625%	170,000	171,204
American Express Credit Corp.
07/29/16	1.300%	265,000	265,434
03/24/17	2.375%	541,000	547,346
07/31/18	1.800%	651,000	653,819
11/05/18	1.875%	2,039,000	2,051,560
BB&T Corp.
08/15/17	1.600%	306,000	306,423
04/30/19	6.850%	400,000	457,755
06/29/20	2.625%	1,900,000	1,940,808
Subordinated
11/01/19	5.250%	800,000	877,588
BNP Paribas SA Subordinated (a)
09/28/25	4.375%	1,750,000	1,748,724
BPCE SA
01/26/18	1.625%	1,855,000	1,846,517
Bank of America Corp.
10/14/16	5.625%	500,000	511,924
08/28/17	6.400%	4,249,000	4,516,215
09/01/17	6.000%	350,000	369,897
07/15/18	6.500%	1,300,000	1,426,230
01/15/19	2.600%	800,000	813,528
06/01/19	7.625%	50,000	58,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
07/01/20	5.625%	$2,750,000	$3,089,911
05/13/21	5.000%	900,000	998,901
01/11/23	3.300%	1,700,000	1,714,283
04/01/24	4.000%	4,000,000	4,195,836
Bank of America NA
12/07/18	2.050%	1,300,000	1,308,371
Bank of Montreal
01/25/19	2.375%	1,633,000	1,664,300
Bank of New York Mellon Corp. (The)
01/15/19	2.100%	519,000	525,851
03/04/19	2.200%	505,000	512,889
01/15/20	4.600%	230,000	251,558
08/17/20	2.600%	437,000	447,515
04/15/21	2.500%	277,000	282,470
09/23/21	3.550%	270,000	287,843
11/18/25	3.950%	575,000	633,368
Bank of Nova Scotia (The)
06/05/19	2.050%	200,000	201,132
10/21/20	2.350%	1,243,000	1,256,734
07/21/21	2.800%	500,000	512,650
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (a)
09/14/18	2.150%	900,000	904,708
Banque Federative du Credit Mutuel SA (a)
01/20/17	1.700%	2,000,000	2,005,906
Barclays PLC
01/12/21	3.250%	2,004,000	2,001,814
03/16/25	3.650%	1,491,000	1,403,264
01/12/26	4.375%	639,000	631,492
08/17/45	5.250%	404,000	408,807
Barclays PLC (a)
05/10/17	2.250%	343,000	346,826
Canadian Imperial Bank of Commerce
01/23/18	1.550%	655,000	655,765
Capital One Bank USA NA Subordinated
02/15/23	3.375%	2,100,000	2,116,103
Capital One Financial Corp.
04/24/19	2.450%	970,000	980,304
07/15/21	4.750%	381,000	417,507
06/15/23	3.500%	660,000	667,922
Subordinated
10/29/25	4.200%	525,000	531,566
Citigroup, Inc.
04/27/18	1.700%	625,000	622,749
07/30/18	2.150%	822,000	826,501
10/25/23	3.875%	3,400,000	3,560,477
06/16/24	3.750%	2,000,000	2,071,576
12/01/25	7.000%	765,000	921,875
01/12/26	3.700%	1,100,000	1,128,840
01/15/28	6.625%	215,000	270,005
Subordinated
06/10/25	4.400%	92,000	93,813
09/13/25	5.500%	998,000	1,092,120
09/29/27	4.450%	1,000,000	1,005,865

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Citizens Financial Group, Inc. Subordinated
12/03/25	4.300%	$386,000	$399,012
Comerica Bank Subordinated
08/22/17	5.200%	500,000	519,911
Comerica, Inc. Subordinated
07/22/26	3.800%	656,000	636,431
Commonwealth Bank of Australia Subordinated (a)
12/09/25	4.500%	703,000	708,764
Cooperatieve Rabobank UA
01/11/21	4.500%	620,000	683,006
02/08/22	3.875%	1,180,000	1,258,621
Subordinated
08/04/25	4.375%	358,000	367,387
Cooperatieve Rabobank UA (a)
09/30/10	5.800%	500,000	568,102
Countrywide Financial Corp. Subordinated
05/15/16	6.250%	1,520,000	1,529,093
Credit Suisse AG
01/29/18	1.750%	816,000	817,423
10/29/21	3.000%	835,000	849,574
09/09/24	3.625%	704,000	713,803
Credit Suisse Group Funding Guernsey Ltd.
03/26/20	2.750%	362,000	357,237
09/15/22	3.800%	975,000	970,393
05/15/45	4.875%	250,000	238,171
Deutsche Bank AG
09/01/17	6.000%	775,000	815,680
02/13/18	1.875%	275,000	273,250
08/20/20	2.950%	1,850,000	1,857,134
01/13/26	4.100%	600,000	591,224
Discover Bank
08/09/21	3.200%	750,000	748,139
08/08/23	4.200%	1,054,000	1,101,719
Fifth Third Bancorp
04/25/19	2.375%	1,200,000	1,213,021
07/27/20	2.875%	1,130,000	1,145,752
Goldman Sachs Group, Inc. (The)
01/18/18	5.950%	1,000,000	1,072,391
04/01/18	6.150%	1,500,000	1,622,691
01/31/19	2.625%	1,797,000	1,832,527
02/15/19	7.500%	3,565,000	4,100,406
03/15/20	5.375%	1,010,000	1,120,729
04/23/20	2.600%	487,000	491,011
06/15/20	6.000%	1,281,000	1,460,457
09/15/20	2.750%	199,000	201,893
07/27/21	5.250%	1,123,000	1,264,077
03/03/24	4.000%	468,000	490,707
07/08/24	3.850%	453,000	469,061
01/23/25	3.500%	578,000	583,469
05/22/25	3.750%	3,100,000	3,178,486

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Subordinated
10/21/25	4.250%	$181,000	$183,061
HSBC Bank PLC (a)
05/15/18	1.500%	1,432,000	1,426,869
08/12/20	4.125%	622,000	662,258
01/19/21	4.750%	565,000	622,418
HSBC Holdings PLC
01/14/22	4.875%	410,000	448,532
03/30/22	4.000%	586,000	615,850
03/08/26	4.300%	744,000	769,158
Subordinated
03/14/24	4.250%	2,500,000	2,525,957
08/18/25	4.250%	616,000	608,529
HSBC USA, Inc.
01/16/18	1.625%	1,660,000	1,657,118
Huntington Bancshares, Inc.
03/14/21	3.150%	141,000	143,259
Huntington National Bank (The)
06/30/18	2.000%	557,000	557,721
11/06/18	2.200%	375,000	375,613
08/20/20	2.875%	661,000	663,608
ING Bank NV (a)
10/01/19	2.500%	700,000	710,742
KeyBank NA
05/22/22	3.180%	1,373,000	1,389,961
Subordinated
11/01/17	5.700%	817,000	866,201
KeyCorp
09/15/20	2.900%	500,000	508,194
03/24/21	5.100%	253,000	279,975
Lloyds Bank PLC
03/16/18	1.750%	534,000	533,372
08/17/18	2.000%	1,000,000	1,002,934
Macquarie Bank Ltd. (a)
07/29/20	2.850%	900,000	915,152
07/29/25	4.000%	960,000	977,597
01/15/26	3.900%	370,000	372,820
Macquarie Group Ltd. (a)
01/14/20	6.000%	1,700,000	1,873,827
01/14/21	6.250%	926,000	1,042,482
Mitsubishi UFJ Financial Group, Inc.
03/01/21	2.950%	264,000	268,974
Mitsubishi UFJ Trust & Banking Corp. (a)
10/19/20	2.650%	1,500,000	1,525,246
Morgan Stanley
12/28/17	5.950%	1,200,000	1,283,880
04/01/18	6.625%	3,300,000	3,605,365
09/23/19	5.625%	130,000	144,664
01/26/20	5.500%	600,000	668,668
01/27/20	2.650%	2,130,000	2,161,492
06/16/20	2.800%	2,473,000	2,518,140
07/24/20	5.500%	696,000	782,518
07/28/21	5.500%	3,235,000	3,691,924
07/23/25	4.000%	1,453,000	1,519,308
01/27/45	4.300%	459,000	461,865

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Subordinated
11/24/25	5.000%	$1,113,000	$1,204,509
National Australia Bank Ltd. (a)
07/27/16	3.000%	3,250,000	3,273,016
Nordea Bank AB (a)
09/17/20	2.500%	1,400,000	1,417,532
Subordinated
09/21/22	4.250%	910,000	953,894
Northern Trust Co. (The) Subordinated
08/15/18	6.500%	500,000	556,799
PNC Bank NA Subordinated
01/30/23	2.950%	570,000	574,234
PNC Bank National Association Subordinated
04/01/18	6.875%	1,000,000	1,095,231
Royal Bank of Canada
07/20/16	2.300%	585,000	587,914
12/10/18	2.000%	630,000	636,125
Santander Issuances SAU Subordinated
11/19/25	5.179%	1,200,000	1,159,621
Santander UK Group Holdings PLC
01/08/21	3.125%	269,000	271,615
SouthTrust Bank Subordinated
05/15/25	7.690%	500,000	660,562
Standard Chartered PLC (a)
01/15/21	3.050%	1,700,000	1,707,920
State Street Corp.
05/15/23	3.100%	630,000	636,105
12/16/24	3.300%	977,000	1,016,331
08/18/25	3.550%	1,146,000	1,219,360
Sumitomo Mitsui Financial Group, Inc.
03/09/26	3.784%	590,000	608,145
SunTrust Banks, Inc.
01/20/17	3.500%	600,000	609,386
11/01/18	2.350%	419,000	421,905
Svenska Handelsbanken AB
10/01/20	2.400%	400,000	403,672
Toronto Dominion Bank (The)
12/14/20	2.500%	1,100,000	1,119,919
Toronto-Dominion Bank (The)
11/05/19	2.250%	812,000	822,932
U.S. Bancorp
05/15/17	1.650%	500,000	502,625
05/24/21	4.125%	309,000	338,987
03/15/22	3.000%	358,000	373,425
01/30/24	3.700%	752,000	816,337
UBS Group Funding Jersey Ltd. (a)(c)
04/15/26	4.125%	401,000	399,208

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
US Bank NA
01/26/18	1.350%	$775,000	$776,916
Wachovia Corp.
02/01/18	5.750%	1,400,000	1,507,239
Wells Fargo & Co.
07/22/20	2.600%	596,000	609,894
03/04/21	2.500%	460,000	465,810
04/01/21	4.600%	200,000	221,904
03/08/22	3.500%	3,910,000	4,168,123
09/09/24	3.300%	750,000	773,797
09/29/25	3.550%	2,000,000	2,096,736
Subordinated
06/03/26	4.100%	613,000	643,373
07/22/27	4.300%	559,000	593,124
11/17/45	4.900%	719,000	771,733
Wells Fargo Bank Subordinated
11/15/17	6.000%	5,300,000	5,685,363
Westpac Banking Corp.
11/19/19	4.875%	750,000	827,722
Total			183,854,575
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
09/15/17	6.250%	900,000	966,344
Blackstone Holdings Finance Co. LLC (a)
03/15/21	5.875%	850,000	984,922
Charles Schwab Corp. (The)
09/01/22	3.225%	325,000	339,906
Invesco Finance PLC
01/15/26	3.750%	567,000	590,857
Jefferies Group LLC
04/15/21	6.875%	1,865,000	2,105,770
Legg Mason, Inc.
03/15/26	4.750%	222,000	225,093
Nomura Holdings, Inc.
03/04/20	6.700%	190,000	219,247
Total			5,432,139
Building Materials —%
CRH America, Inc. (a)
05/18/25	3.875%	300,000	312,468

Cable and Satellite 0.4%
COX Communications, Inc. (a)
01/15/19	9.375%	380,000	446,110
03/01/39	8.375%	420,000	479,341
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,647,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Cable and Satellite (continued)
Comcast Cable Communications LLC
05/01/17	8.875%	$753,000	$815,504
Comcast Corp.
11/15/35	6.500%	1,070,000	1,437,742
03/15/37	6.450%	1,940,000	2,571,778
Cox Communications, Inc. (a)
02/01/35	4.800%	530,000	463,593
NBCUniversal Media LLC
04/01/21	4.375%	755,000	844,243
04/30/40	6.400%	314,000	420,149
TCI Communications, Inc.
02/15/28	7.125%	415,000	558,844
Time Warner Cable, Inc.
07/01/18	6.750%	865,000	951,693
02/14/19	8.750%	662,000	775,129
05/01/37	6.550%	580,000	635,585
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	882,905
Total			12,929,741
Chemicals 0.4%
Agrium, Inc.
03/15/35	4.125%	2,700,000	2,346,216
CF Industries, Inc.
05/01/20	7.125%	1,177,000	1,339,822
Dow Chemical Co. (The)
05/15/19	8.550%	329,000	391,348
09/15/21	8.850%	400,000	515,890
11/15/21	4.125%	730,000	795,209
11/01/29	7.375%	455,000	583,305
EI du Pont de Nemours & Co.
01/15/28	6.500%	355,000	435,322
12/15/36	5.600%	525,000	588,695
Ecolab, Inc.
01/12/20	2.250%	776,000	783,900
12/08/41	5.500%	970,000	1,113,377
Mosaic Co. (The)
11/15/21	3.750%	905,000	939,889
11/15/23	4.250%	814,000	850,731
11/15/33	5.450%	836,000	859,521
11/15/43	5.625%	235,000	245,428
PPG Industries, Inc.
03/15/18	6.650%	212,000	230,669
Potash Corp. of Saskatchewan, Inc.
12/01/17	3.250%	300,000	305,240
05/15/19	6.500%	450,000	503,466
Praxair, Inc.
02/05/25	2.650%	587,000	589,974
Union Carbide Corp.
06/01/25	7.500%	515,000	627,551
10/01/96	7.750%	920,000	1,074,143
Total			15,119,696

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery 0.2%
Caterpillar Financial Services Corp.
02/15/19	7.150%	$320,000	$369,497
Caterpillar, Inc.
12/15/18	7.900%	1,000,000	1,165,239
08/15/42	3.803%	1,011,000	981,428
John Deere Capital Corp.
10/10/17	1.200%	570,000	569,975
12/15/17	1.550%	457,000	460,033
07/13/18	1.600%	535,000	539,283
06/12/24	3.350%	869,000	907,080
09/11/25	3.400%	733,000	773,235
Total			5,765,770
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/22	3.500%	1,200,000	1,038,000
Amazon.com, Inc.
12/05/34	4.800%	500,000	561,634
eBay, Inc.
07/15/22	2.600%	1,825,000	1,754,183
08/01/24	3.450%	676,000	667,214
Total			4,021,031
Consumer Products 0.1%
Kimberly-Clark Corp.
03/01/22	2.400%	268,000	276,051
06/01/23	2.400%	600,000	607,040
Koninklijke Philips NV
03/11/18	5.750%	148,000	158,499
03/15/22	3.750%	600,000	632,489
06/01/26	7.200%	175,000	218,056
Total			1,892,135
Diversified Manufacturing 0.3%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	360,000	370,531
Danaher Corp.
09/15/25	3.350%	1,812,000	1,927,388
Eaton Corp.
04/01/24	7.625%	500,000	634,884
11/02/32	4.000%	145,000	146,712
General Electric Co.
08/07/19	6.000%	688,000	793,178
01/08/20	5.500%	416,000	476,900
01/09/20	2.200%	173,000	177,985
01/07/21	4.625%	86,000	97,242
09/07/22	3.150%	201,000	214,301
01/09/23	3.100%	287,000	303,910
03/15/32	6.750%	145,000	197,258
Subordinated
02/11/21	5.300%	84,000	97,553
General Electric Co. (b)
02/15/17	0.788%	1,250,000	1,248,970

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Diversified Manufacturing (continued)
Parker-Hannifin Corp.
11/21/24	3.300%	$448,000	$471,291
Roper Technologies, Inc.
12/15/20	3.000%	316,000	322,865
Siemens Financieringsmaatschappij NV (a)
05/27/22	2.900%	520,000	541,233
08/17/26	6.125%	1,085,000	1,408,133
Tyco International Finance SA
02/14/26	3.900%	374,000	388,119
Total			9,818,453
Electric 1.4%
Alabama Power Co.
02/15/33	5.700%	467,000	556,502
05/15/38	6.125%	70,000	89,760
American Electric Power Co., Inc.
12/15/17	1.650%	357,000	354,853
12/15/22	2.950%	375,000	379,748
Arizona Public Service Co.
01/15/20	2.200%	255,000	257,926
04/01/42	4.500%	93,000	101,680
Berkshire Hathaway Energy Co.
11/15/23	3.750%	976,000	1,041,502
02/01/25	3.500%	529,000	558,411
CMS Energy Corp.
06/15/19	8.750%	580,000	702,232
CenterPoint Energy, Inc.
05/01/18	6.500%	1,065,000	1,152,336
Cleveland Electric Illuminating Co. (The)
11/15/18	8.875%	600,000	705,775
Consumers Energy Co.
05/15/22	2.850%	282,000	288,416
08/31/64	4.350%	547,000	565,113
DTE Electric Co.
06/01/21	3.900%	285,000	309,206
06/15/42	3.950%	364,000	375,083
DTE Energy Co.
12/01/19	2.400%	434,000	437,345
DTE Energy Co. (a)
06/15/22	3.300%	397,000	412,004
Dominion Resources, Inc.
08/01/33	5.250%	1,315,000	1,388,871
08/01/41	4.900%	102,000	104,086
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	673,526
06/15/20	4.300%	1,356,000	1,497,518
12/01/28	6.000%	600,000	750,020
01/15/38	6.000%	226,000	291,799
12/15/41	4.250%	313,000	334,569
Duke Energy Corp.
11/15/16	2.150%	757,000	762,309
Duke Energy Indiana LLC
07/15/20	3.750%	772,000	831,720

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
Duke Energy Progress LLC
05/15/22	2.800%	$607,000	$622,812
04/01/35	5.700%	300,000	370,937
Edison International
03/15/23	2.950%	500,000	504,524
Exelon Generation Co. LLC
10/01/17	6.200%	800,000	850,634
01/15/20	2.950%	840,000	845,409
10/01/20	4.000%	750,000	783,912
Florida Power & Light Co.
12/01/25	3.125%	1,240,000	1,303,184
Georgia Power Co.
04/01/26	3.250%	193,000	197,762
Indiana Michigan Power Co.
03/15/19	7.000%	420,000	476,192
John Sevier Combined Cycle Generation LLC
01/15/42	4.626%	346,028	388,697
Kansas City Power & Light Co.
03/15/23	3.150%	230,000	231,301
10/01/41	5.300%	750,000	851,404
Louisville Gas & Electric Co.
10/01/25	3.300%	354,000	372,012
MidAmerican Energy Co.
10/15/24	3.500%	487,000	520,816
11/01/35	5.750%	600,000	756,589
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	670,729
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,412,755
03/15/19	7.125%	530,000	609,435
09/15/40	5.375%	67,000	79,764
Nextera Energy Capital Holdings, Inc.
09/15/19	2.400%	506,000	504,468
Niagara Mohawk Power Corp. (a)
10/01/34	4.278%	753,000	777,202
Oncor Electric Delivery Co. LLC
09/01/18	6.800%	813,000	906,600
09/01/22	7.000%	155,000	191,889
PPL Capital Funding, Inc.
06/15/22	4.200%	313,000	337,378
PPL Electric Utilities Corp.
09/01/22	2.500%	368,000	375,281
PSEG Power LLC
09/15/16	5.320%	800,000	814,454
09/15/21	4.150%	233,000	243,593
11/15/23	4.300%	449,000	456,864
PacifiCorp
07/15/18	5.650%	1,500,000	1,642,476
06/15/21	3.850%	335,000	363,844
06/01/23	2.950%	250,000	256,451
10/15/37	6.250%	200,000	262,478
Pacific Gas & Electric Co.
11/15/23	3.850%	825,000	889,322
06/15/25	3.500%	750,000	793,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
03/01/34	6.050%	$450,000	$573,812
04/15/42	4.450%	257,000	277,786
08/15/42	3.750%	531,000	505,944
Peco Energy Co.
09/15/22	2.375%	2,000,000	2,018,466
Potomac Electric Power Co.
12/15/38	7.900%	160,000	245,752
Progress Energy, Inc.
01/15/21	4.400%	187,000	201,498
Public Service Co. of Colorado
11/15/20	3.200%	240,000	253,465
Public Service Co. of New Hampshire
11/01/23	3.500%	303,000	320,330
Public Service Co. of Oklahoma
12/01/19	5.150%	377,000	412,155
02/01/21	4.400%	231,000	247,975
San Diego Gas & Electric Co.
06/01/26	6.000%	525,000	657,338
05/15/40	5.350%	21,000	26,142
South Carolina Electric & Gas Co.
06/01/64	4.500%	130,000	129,211
Southern California Edison Co.
06/01/21	3.875%	225,000	244,639
02/01/22	1.845%	798,000	788,055
02/01/38	5.950%	210,000	270,393
Southern Co. (The)
09/01/19	2.150%	389,000	390,798
Southern Power Co.
12/01/25	4.150%	250,000	257,594
09/15/41	5.150%	466,000	463,393
Southwestern Electric Power Co.
04/01/45	3.900%	428,000	392,320
Southwestern Public Service Co.
12/01/18	8.750%	804,000	949,215
Virginia Electric and Power Co.
03/15/23	2.750%	900,000	905,181
02/15/24	3.450%	783,000	820,609
11/15/38	8.875%	205,000	329,009
WEC Energy Group, Inc.
06/15/25	3.550%	721,000	749,027
Wisconsin Electric Power Co.
09/15/21	2.950%	86,000	89,404
06/01/25	3.100%	192,000	199,087
Xcel Energy, Inc.
05/15/20	4.700%	98,000	107,527
06/01/25	3.300%	530,000	543,514
09/15/41	4.800%	90,000	98,898
Total			49,055,015
Environmental —%
Republic Services, Inc.
06/01/22	3.550%	839,000	885,498

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Environmental (continued)
Waste Management, Inc.
06/30/20	4.750%	$450,000	$500,392
Total			1,385,890
Finance Companies 0.5%
AIG Global Funding (a)
12/15/17	1.650%	453,000	452,357
GE Capital International Funding Co. (a)
11/15/20	2.342%	4,126,000	4,226,839
11/15/25	3.373%	1,267,000	1,352,009
11/15/35	4.418%	498,000	541,024
GE Capital International Funding Corp. (a)
04/15/16	0.964%	8,789,000	8,789,709
Protective Life Global Funding (a)
11/25/20	2.700%	1,000,000	1,016,148
Total			16,378,086
Food and Beverage 0.8%
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	813,110
Anheuser-Busch InBev Finance, Inc.
02/01/21	2.650%	1,237,000	1,271,125
02/01/23	3.300%	1,803,000	1,874,440
02/01/36	4.700%	5,200,000	5,619,661
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	96,000	111,889
01/15/20	5.375%	250,000	281,903
01/15/39	8.200%	410,000	620,091
Brown-Forman Corp.
07/15/45	4.500%	525,000	574,409
Bunge Ltd. Finance Corp.
06/15/19	8.500%	790,000	917,666
11/24/20	3.500%	276,000	280,078
Cargill, Inc. (a)
11/27/17	6.000%	170,000	182,518
03/06/19	7.350%	250,000	289,162
11/01/36	7.250%	300,000	396,267
11/23/45	4.760%	712,000	776,327
Coca-Cola Co. (The)
04/01/18	1.150%	1,011,000	1,017,575
ConAgra Foods, Inc.
10/01/26	7.125%	183,000	225,260
Diageo Investment Corp.
05/11/22	2.875%	900,000	940,715
09/15/22	8.000%	865,000	1,115,085
General Mills, Inc.
02/15/19	5.650%	140,000	155,617
Heineken NV (a)
10/01/17	1.400%	655,000	657,403
Kraft Heinz Co. (The) (a)
07/15/25	3.950%	500,000	532,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)
Kraft Heinz Foods Co.
08/23/18	6.125%	$400,000	$440,880
01/26/39	6.875%	1,205,000	1,539,449
Mead Johnson Nutrition Co.
11/15/25	4.125%	931,000	988,518
Mondelez International, Inc.
02/01/24	4.000%	75,000	80,524
PepsiCo, Inc.
08/13/17	1.250%	1,025,000	1,030,484
11/01/18	7.900%	133,000	154,915
08/25/21	3.000%	838,000	894,617
07/17/25	3.500%	625,000	680,636
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	1,400,000	1,485,267
Sysco Corp.
10/01/25	3.750%	388,000	408,070
Tyson Foods, Inc.
08/15/24	3.950%	932,000	993,566
Total			27,349,247
Health Care 0.1%
Becton Dickinson and Co.
12/15/24	3.734%	345,000	367,289
Cardinal Health, Inc.
11/15/19	2.400%	835,000	847,686
Express Scripts Holding Co.
02/25/26	4.500%	227,000	235,028
Medco Health Solutions, Inc.
03/15/18	7.125%	500,000	549,741
09/15/20	4.125%	760,000	805,064
Memorial Sloan-Kettering Cancer Center
07/01/55	4.200%	60,000	61,166
Quest Diagnostics, Inc.
01/30/20	4.750%	600,000	652,372
Stryker Corp.
03/15/26	3.500%	191,000	197,940
Total			3,716,286
Healthcare Insurance 0.1%
Aetna, Inc.
12/15/37	6.750%	590,000	771,469
UnitedHealth Group, Inc.
07/16/18	1.900%	382,000	387,976
07/15/22	3.350%	384,000	408,503
03/15/26	3.100%	642,000	656,758
07/15/35	4.625%	308,000	343,844
03/15/36	5.800%	185,000	235,225
11/15/37	6.625%	285,000	392,744
Total			3,196,519
Healthcare REIT 0.2%
HCP, Inc.
02/01/20	2.625%	1,222,000	1,205,195

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Healthcare REIT (continued)
11/15/23	4.250%	$490,000	$491,925
03/01/24	4.200%	81,000	79,946
08/15/24	3.875%	682,000	658,229
Ventas Realty LP/Capital Corp.
03/01/22	4.250%	500,000	528,902
08/15/22	3.250%	450,000	450,806
Ventas Realty LP
01/15/26	4.125%	258,000	264,930
Welltower, Inc.
06/01/25	4.000%	652,000	652,356
04/01/26	4.250%	860,000	871,495
Total			5,203,784
Independent Energy 0.5%
Alberta Energy Co., Ltd.
11/01/31	7.375%	695,000	612,399
Anadarko Finance Co.
05/01/31	7.500%	1,240,000	1,342,651
Anadarko Holding Co.
05/15/28	7.150%	570,000	586,845
Apache Corp.
09/15/18	6.900%	750,000	812,359
04/15/22	3.250%	64,000	61,577
04/15/43	4.750%	268,000	240,564
Burlington Resources Finance Co.
12/01/31	7.400%	530,000	599,804
Burlington Resources, Inc.
03/15/25	8.200%	300,000	365,287
Canadian Natural Resources Ltd.
02/01/25	3.900%	570,000	512,310
06/30/33	6.450%	1,423,000	1,316,729
ConocoPhillips Holding Co.
04/15/29	6.950%	400,000	449,940
ConocoPhillips
07/15/18	6.650%	605,000	658,978
03/30/29	7.000%	475,000	522,643
Devon Energy Corp.
01/15/19	6.300%	1,050,000	1,061,460
Devon Financing Co. LLC
09/30/31	7.875%	1,050,000	1,029,606
EOG Resources, Inc.
03/15/23	2.625%	707,000	669,948
EOG Resources, Inc
01/15/36	5.100%	824,000	850,325
Hess Corp.
10/01/29	7.875%	725,000	788,411
Kerr-McGee Corp.
09/15/31	7.875%	800,000	873,953
Marathon Oil Corp.
11/01/22	2.800%	2,000,000	1,628,674
10/01/37	6.600%	300,000	247,177

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)
Noble Energy, Inc.
05/01/21	5.625%	$407,000	$409,035
Occidental Petroleum Corp.
02/15/17	1.750%	244,000	244,491
02/15/23	2.700%	1,250,000	1,234,010
Tosco Corp.
02/15/30	8.125%	775,000	954,327
Total			18,073,503
Integrated Energy 0.5%
BG Energy Capital PLC (a)
10/15/41	5.125%	200,000	204,514
BP Capital Markets PLC
11/06/17	1.375%	497,000	495,394
05/06/22	3.245%	715,000	735,828
09/26/23	3.994%	1,212,000	1,280,752
02/10/24	3.814%	409,000	425,223
Cenovus Energy, Inc.
08/15/22	3.000%	300,000	266,733
09/15/23	3.800%	100,000	89,860
11/15/39	6.750%	665,000	636,700
Chevron Corp.
12/05/22	2.355%	435,000	434,702
06/24/23	3.191%	269,000	277,295
Exxon Mobil Corp.
03/01/23	2.726%	1,235,000	1,256,047
03/01/46	4.114%	716,000	759,175
Husky Energy, Inc.
04/15/22	3.950%	750,000	747,226
Petro-Canada
05/15/35	5.950%	1,450,000	1,472,735
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,081,810
03/25/20	4.375%	400,000	436,668
05/11/20	2.125%	465,000	469,311
11/10/20	2.250%	222,000	225,174
08/12/23	3.400%	489,000	506,844
12/15/38	6.375%	480,000	587,663
Suncor Energy, Inc.
06/01/18	6.100%	970,000	1,036,948
Total Capital International SA
06/28/17	1.550%	311,000	312,225
06/19/21	2.750%	1,530,000	1,574,142
01/25/23	2.700%	500,000	497,864
Total			15,810,833
Life Insurance 0.6%
AIG SunAmerica Global Financing X (a)
03/15/32	6.900%	585,000	726,214
American International Group, Inc.
02/15/24	4.125%	1,286,000	1,340,022
07/10/25	3.750%	242,000	241,712
01/15/35	3.875%	537,000	479,687

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)
Jackson National Life Global Funding (a)
06/01/18	4.700%	$600,000	$634,828
Lincoln National Corp.
06/24/21	4.850%	140,000	153,056
03/15/22	4.200%	865,000	908,620
MassMutual Global Funding II (a)
04/14/16	3.125%	290,000	290,122
04/05/17	2.000%	670,000	676,635
08/02/18	2.100%	598,000	602,616
10/17/22	2.500%	1,551,000	1,547,510
MetLife Global Funding I (a)
01/10/18	1.500%	1,314,000	1,315,831
MetLife, Inc.
09/15/23	4.368%	600,000	656,036
11/13/25	3.600%	279,000	285,877
11/13/43	4.875%	490,000	522,127
Metropolitan Life Global Funding I (a)
06/14/18	3.650%	900,000	940,722
04/11/22	3.875%	1,049,000	1,119,866
New York Life Global Funding (a)
06/18/19	2.150%	1,573,000	1,599,112
Pacific Life Insurance Co. Subordinated (a)
06/15/39	9.250%	490,000	707,079
Pricoa Global Funding I (a)
05/29/18	1.600%	1,439,000	1,434,263
Principal Financial Group, Inc.
05/15/19	8.875%	500,000	594,028
Principal Life Global Funding II (a)
10/15/18	2.250%	2,018,000	2,055,817
Prudential Insurance Co. of America (The) Subordinated (a)
07/01/25	8.300%	2,060,000	2,659,559
Reliance Standard Life Global Funding II (a)
01/20/21	3.050%	522,000	530,609
Total			22,021,948
Media and Entertainment 0.5%
21st Century Fox America, Inc.
05/18/18	7.250%	375,000	416,048
07/15/24	9.500%	407,000	584,332
10/30/25	7.700%	400,000	525,012
04/30/28	7.300%	350,000	459,465
12/15/34	6.200%	450,000	541,279
CBS Corp.
08/15/24	3.700%	1,019,000	1,049,740
07/01/42	4.850%	1,075,000	1,037,423
Discovery Communications LLC
06/15/21	4.375%	200,000	209,641
05/15/22	3.300%	500,000	492,872
05/15/42	4.950%	490,000	427,743
Grupo Televisa SAB
01/31/46	6.125%	356,000	380,122

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media and Entertainment (continued)
Historic TW, Inc.
05/15/29	6.625%	$1,465,000	$1,775,602
Sky PLC (a)
09/16/24	3.750%	363,000	374,617
Thomson Reuters Corp.
07/15/18	6.500%	725,000	799,206
Time Warner Companies, Inc.
02/01/24	7.570%	400,000	503,234
Time Warner, Inc.
03/29/21	4.750%	300,000	330,838
12/15/23	4.050%	400,000	431,331
04/15/31	7.625%	450,000	574,401
05/01/32	7.700%	690,000	885,857
Viacom, Inc.
04/30/16	6.250%	38,000	38,144
10/05/17	6.125%	375,000	396,920
12/15/21	3.875%	568,000	590,187
03/15/23	3.250%	167,000	161,587
12/15/34	4.850%	250,000	221,894
03/15/43	4.375%	269,000	207,946
Walt Disney Co. (The)
12/15/17	5.875%	500,000	541,853
05/30/19	1.850%	585,000	597,097
09/17/25	3.150%	680,000	730,461
02/13/26	3.000%	400,000	422,925
Total			15,707,777
Metals 0.3%
BHP Billiton Finance USA Ltd.
09/30/18	2.050%	554,000	559,274
03/01/26	6.420%	1,372,000	1,576,417
09/30/43	5.000%	497,000	505,601
Barrick North America Finance LLC
05/30/21	4.400%	261,000	266,822
Freeport Minerals Corp.
06/01/31	9.500%	678,000	583,080
Freeport-McMoRan, Inc.
03/01/17	2.150%	917,000	875,735
03/01/22	3.550%	580,000	404,550
03/15/23	3.875%	452,000	306,230
11/14/34	5.400%	637,000	390,162
03/15/43	5.450%	275,000	168,438
Nucor Corp.
12/01/37	6.400%	250,000	276,750
Placer Dome, Inc.
10/15/35	6.450%	780,000	716,667
Rio Tinto Finance USA Ltd.
05/01/19	9.000%	390,000	461,503
11/02/20	3.500%	300,000	310,508
09/20/21	3.750%	1,104,000	1,145,848
Teck Resources Ltd.
01/15/22	4.750%	1,094,000	754,860
02/01/23	3.750%	203,000	133,854
Total			9,436,299

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream 0.8%
ANR Pipeline Co.
11/01/21	9.625%	$200,000	$257,671
Boardwalk Pipelines LP
12/15/24	4.950%	350,000	320,080
Buckeye Partners LP
02/01/21	4.875%	800,000	807,940
07/01/23	4.150%	348,000	313,730
10/15/24	4.350%	640,000	574,809
11/15/43	5.850%	370,000	322,767
EnLink Midstream Partners LP
04/01/19	2.700%	664,000	592,862
06/01/25	4.150%	837,000	649,477
04/01/45	5.050%	745,000	501,211
Energy Transfer Partners LP
02/01/23	3.600%	958,000	831,076
03/15/25	4.050%	946,000	832,558
Enterprise Products Operating LLC
03/15/23	3.350%	1,900,000	1,891,222
10/15/34	6.650%	800,000	889,922
Gulf South Pipeline Co. LP
06/15/22	4.000%	1,335,000	1,217,121
Magellan Midstream Partners LP
07/15/19	6.550%	1,065,000	1,188,485
02/01/21	4.250%	730,000	764,057
10/15/43	5.150%	438,000	409,639
ONEOK Partners LP
03/15/25	4.900%	1,480,000	1,394,358
10/01/36	6.650%	840,000	781,365
Plains All American Pipeline LP/Finance Corp.
12/15/19	2.600%	538,000	509,403
10/15/25	4.650%	1,930,000	1,784,320
02/15/45	4.900%	1,221,000	940,273
Spectra Energy Capital LLC
10/01/19	8.000%	1,345,000	1,478,735
03/01/20	5.650%	1,465,000	1,505,680
03/15/23	3.300%	500,000	442,722
09/15/38	7.500%	490,000	508,271
Sunoco Logistics Partners Operations LP
04/01/21	4.400%	480,000	471,363
04/01/24	4.250%	1,701,000	1,561,453
12/01/25	5.950%	250,000	251,172
02/15/40	6.850%	652,000	616,019
Texas Eastern Transmission LP (a)
10/15/22	2.800%	660,000	629,138
TransCanada PipeLines Ltd.
01/15/19	3.125%	448,000	452,626
01/15/19	7.125%	677,000	751,662
01/15/26	4.875%	463,000	489,043
10/15/37	6.200%	500,000	526,616
08/15/38	7.250%	585,000	677,311
Western Gas Partners LP
06/01/21	5.375%	352,000	340,605
Total			28,476,762

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Natural Gas 0.3%
AGL Capital Corp.
07/15/16	6.375%	$800,000	$811,290
08/15/19	5.250%	970,000	1,054,832
10/01/34	6.000%	1,000,000	1,139,427
Atmos Energy Corp.
03/15/19	8.500%	1,146,000	1,357,389
Boston Gas Co. (a)
02/15/42	4.487%	359,000	364,142
CenterPoint Energy Resources Corp.
11/01/17	6.125%	395,000	418,424
NiSource Finance Corp.
01/15/19	6.800%	377,000	421,485
09/15/20	5.450%	225,000	251,248
02/15/23	3.850%	237,000	248,535
02/01/42	5.800%	381,000	460,450
02/15/44	4.800%	572,000	603,367
Sempra Energy
06/15/18	6.150%	370,000	400,936
02/15/19	9.800%	1,672,000	2,011,184
06/15/24	3.550%	470,000	476,962
Total			10,019,671
Office REIT 0.1%
Boston Properties LP
05/15/21	4.125%	378,000	405,060
02/01/23	3.850%	860,000	905,388
Equity Commonwealth
09/15/20	5.875%	1,600,000	1,740,432
Total			3,050,880
Oil Field Services 0.3%
Diamond Offshore Drilling, Inc.
10/15/39	5.700%	200,000	137,428
11/01/43	4.875%	1,727,000	1,137,033
Halliburton Co.
11/15/20	2.700%	128,000	129,949
02/15/21	8.750%	400,000	499,097
11/15/22	3.375%	413,000	420,297
11/15/35	4.850%	397,000	396,977
09/15/39	7.450%	240,000	301,662
Nabors Industries, Inc.
09/15/20	5.000%	200,000	172,849
09/15/21	4.625%	2,040,000	1,730,944
National Oilwell Varco, Inc.
12/01/17	1.350%	432,000	422,586
Noble Holding International Ltd.
03/15/22	3.950%	96,000	58,560
04/01/45	6.950%	1,073,000	601,953
Schlumberger Holdings Corp. (a)
12/21/22	3.625%	995,000	1,023,454
Schlumberger Investment SA (a)
09/14/21	3.300%	344,000	354,317
08/01/22	2.400%	610,000	592,283

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services (continued)
Transocean, Inc.
11/15/20	6.500%	$230,000	$161,000
Transocean, Inc. (b)
12/15/21	7.125%	1,075,000	725,625
12/15/41	8.100%	67,000	34,672
Total			8,900,686
Other Industry —%
Hutchison Whampoa International 11 Ltd. (a)
01/13/22	4.625%	1,200,000	1,322,965

Other REIT —%
Duke Realty LP
06/15/22	4.375%	521,000	548,684
Prologis LP
11/01/25	3.750%	190,000	198,254
Total			746,938
Other Utility —%
American Water Capital Corp.
03/01/25	3.400%	524,000	551,969
10/15/37	6.593%	300,000	408,385
Total			960,354
Pharmaceuticals 0.6%
AbbVie, Inc.
11/06/22	2.900%	870,000	885,370
05/14/25	3.600%	3,250,000	3,411,580
05/14/35	4.500%	1,000,000	1,039,009
Actavis Funding SCS
03/15/22	3.450%	434,000	450,560
03/15/35	4.550%	939,000	967,461
Allergan, Inc.
03/15/23	2.800%	2,761,000	2,702,138
Amgen, Inc.
06/01/37	6.375%	1,100,000	1,367,209
11/15/41	5.150%	1,465,000	1,616,695
Biogen, Inc.
09/15/20	2.900%	1,154,000	1,187,638
Forest Laboratories LLC (a)
02/15/21	4.875%	100,000	110,258
12/15/21	5.000%	930,000	1,038,274
Gilead Sciences, Inc.
12/01/21	4.400%	500,000	558,556
Johnson & Johnson
03/01/36	3.550%	240,000	249,552
Merck & Co, Inc.
05/18/23	2.800%	968,000	1,010,078
Pfizer, Inc.
06/15/23	3.000%	1,530,000	1,614,594
Zoetis, Inc.
11/13/20	3.450%	210,000	215,741
02/01/23	3.250%	1,290,000	1,275,660

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)
11/13/25	4.500%	$435,000	$465,174
Total			20,165,547
Property & Casualty 0.4%
Aon PLC
11/27/23	4.000%	459,000	474,191
06/14/24	3.500%	519,000	521,419
12/15/25	3.875%	429,000	437,369
Berkshire Hathaway Finance Corp.
05/15/18	5.400%	2,200,000	2,398,508
05/15/22	3.000%	1,000,000	1,042,139
01/15/40	5.750%	385,000	482,999
Berkshire Hathaway, Inc.
08/15/21	3.750%	488,000	534,122
03/15/23	2.750%	500,000	509,923
CNA Financial Corp.
11/15/19	7.350%	360,000	415,558
Chubb INA Holdings, Inc.
11/03/22	2.875%	452,000	466,422
03/13/23	2.700%	1,275,000	1,288,428
05/15/24	3.350%	750,000	785,594
05/03/26	3.350%	300,000	313,198
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	330,000	357,829
Liberty Mutual Insurance Co. Subordinated (a)
05/15/25	8.500%	800,000	1,013,986
Marsh & McLennan Companies, Inc.
03/06/20	2.350%	1,015,000	1,022,624
03/14/23	3.300%	132,000	134,614
Nationwide Mutual Insurance Co. Subordinated (a)
08/15/39	9.375%	1,170,000	1,724,903
Travelers Property Casualty Corp.
04/15/26	7.750%	605,000	792,538
Total			14,716,364
Railroads 0.4%
Burlington Northern Santa Fe LLC
03/15/22	3.050%	217,000	229,080
03/15/23	3.000%	405,000	421,374
08/15/30	7.950%	500,000	722,143
05/01/40	5.750%	790,000	977,116
03/15/42	4.400%	500,000	529,364
CSX Corp.
05/01/17	7.900%	625,000	668,770
02/01/19	7.375%	815,000	937,896
06/01/21	4.250%	215,000	234,825
10/01/36	6.000%	450,000	535,524
Canadian Pacific Railway Co.
05/15/19	7.250%	450,000	515,728
09/15/15	6.125%	1,336,000	1,432,471
Canadian Pacific Railway Ltd.
01/15/22	4.500%	1,350,000	1,471,505

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Railroads (continued)
Norfolk Southern Corp.
02/15/23	2.903%	$883,000	$887,344
05/23/11	6.000%	911,000	1,013,432
Union Pacific Corp.
07/15/22	4.163%	849,000	949,778
Union Pacific Railroad Co. 2015-1 Pass-Through Trust
05/12/27	2.695%	2,125,000	2,155,764
Total			13,682,114
Restaurants 0.1%
Lila Mexican Holdings LLC (a)(d)
12/24/35	5.000%	3,494,176	3,358,550
McDonalds Corp.
12/09/35	4.700%	283,000	304,112
10/15/37	6.300%	268,000	337,876
Total			4,000,538
Retail REIT 0.2%
National Retail Properties, Inc.
11/15/25	4.000%	728,000	747,689
Realty Income Corp.
10/15/22	3.250%	500,000	493,478
07/15/24	3.875%	1,642,000	1,664,635
Simon Property Group LP
02/01/24	3.750%	1,750,000	1,872,472
01/15/26	3.300%	386,000	400,588
Total			5,178,862
Retailers 0.4%
Advance Auto Parts, Inc.
01/15/22	4.500%	700,000	741,354
Bed Bath & Beyond, Inc.
08/01/34	4.915%	1,343,000	1,211,362
CVS Health Corp.
07/20/22	3.500%	1,211,000	1,298,083
12/01/22	2.750%	500,000	513,550
07/20/35	4.875%	1,651,000	1,840,814
CVS Pass-Through Trust (a)
10/10/25	6.204%	241,922	269,130
01/10/34	5.926%	497,812	551,326
Gap, Inc. (The)
04/12/21	5.950%	773,000	837,500
Home Depot, Inc. (The)
04/01/21	2.000%	195,000	197,031
04/01/26	3.000%	403,000	423,059
Lowes Companies, Inc.
02/15/28	6.875%	400,000	531,218
10/15/35	5.500%	1,150,000	1,395,891
Macy’s Retail Holdings, Inc.
03/15/37	6.375%	1,100,000	1,082,484
Macys Retail Holdings, Inc.
01/15/21	3.450%	852,000	877,666

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)
Target Corp.
11/01/32	6.350%	$150,000	$199,551
Walgreens Boots Alliance, Inc.
11/18/34	4.500%	990,000	961,417
11/18/44	4.800%	500,000	496,909
Total			13,428,345
Supermarkets 0.1%
Kroger Co. (The)
08/15/17	6.400%	300,000	320,624
01/15/20	6.150%	440,000	507,729
04/01/31	7.500%	2,020,000	2,638,530
Total			3,466,883
Supranational 0.1%
African Development Bank Subordinated
09/01/19	8.800%	1,700,000	2,078,330

Technology 0.9%
Apple, Inc.
05/03/18	1.000%	2,084,000	2,088,295
02/23/23	2.850%	795,000	824,064
05/03/23	2.400%	1,645,000	1,655,005
02/23/26	3.250%	426,000	444,772
02/23/36	4.500%	851,000	913,203
Arrow Electronics, Inc.
04/01/20	6.000%	760,000	837,143
01/15/27	7.500%	959,000	1,150,232
Cisco Systems, Inc.
02/28/21	2.200%	1,200,000	1,223,875
01/15/40	5.500%	1,460,000	1,818,620
Dell, Inc.
04/15/28	7.100%	390,000	378,300
HP Enterprise Services LLC
10/15/29	7.450%	300,000	342,261
HP, Inc.
09/15/21	4.375%	1,058,000	1,105,677
Intel Corp.
07/29/25	3.700%	585,000	640,766
07/29/45	4.900%	245,000	274,784
International Business Machines Corp.
07/22/16	1.950%	993,000	997,300
10/15/18	7.625%	640,000	737,505
08/01/27	6.220%	655,000	856,192
11/29/32	5.875%	500,000	633,365
Intuit, Inc.
03/15/17	5.750%	1,100,000	1,143,087
Microsoft Corp.
02/12/22	2.375%	500,000	515,112
11/15/22	2.125%	523,000	529,035
05/01/23	2.375%	500,000	506,308
12/15/23	3.625%	667,000	730,468
11/03/35	4.200%	462,000	495,212

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)
10/01/40	4.500%	$518,000	$573,659
11/03/55	4.750%	582,000	646,762
Oracle Corp.
10/15/22	2.500%	1,700,000	1,729,752
07/15/23	3.625%	900,000	974,846
05/15/25	2.950%	2,500,000	2,560,948
04/15/38	6.500%	280,000	372,953
07/08/39	6.125%	339,000	437,376
07/15/40	5.375%	155,000	184,148
Pitney Bowes, Inc.
03/15/18	5.600%	150,000	158,586
Xerox Corp.
02/01/17	6.750%	500,000	518,299
12/15/19	5.625%	368,000	380,341
Total			29,378,251
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (a)
08/16/21	4.500%	600,000	652,535
10/15/37	7.000%	610,000	778,043
Penske Truck Leasing Co. LP/Finance Corp. (a)
02/01/22	3.375%	1,700,000	1,688,804
Ryder System, Inc.
06/01/17	3.500%	705,000	718,114
United Parcel Service of America, Inc. (b)
04/01/30	8.375%	225,000	324,060
Total			4,161,556
Wireless 0.3%
America Movil SAB de CV
03/30/20	5.000%	650,000	719,206
07/16/22	3.125%	1,297,000	1,331,223
03/30/40	6.125%	300,000	354,238
America Movil SAB de CV (b)
09/12/16	1.632%	1,680,000	1,679,333
American Tower Corp.
01/31/23	3.500%	670,000	676,352
Centel Capital Corp.
10/15/19	9.000%	350,000	404,028
Crown Castle Towers LLC (a)
01/15/20	6.113%	1,000,000	1,103,336
Rogers Communications, Inc.
12/15/25	3.625%	258,000	268,589
05/01/32	8.750%	1,075,000	1,490,108
Vodafone Group PLC
03/20/17	1.625%	2,200,000	2,208,646
Total			10,235,059
Wirelines 1.3%
AT&T, Inc.
02/15/19	5.800%	1,000,000	1,113,508
05/15/21	4.450%	300,000	327,730
08/15/21	3.875%	300,000	319,235

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)
03/15/22	3.800%	$1,295,000	$1,364,652
06/30/22	3.000%	6,000,000	6,087,240
04/01/24	4.450%	1,000,000	1,082,397
05/15/35	4.500%	3,000,000	2,958,294
01/15/38	6.300%	750,000	856,741
08/15/40	6.000%	875,000	972,800
09/01/40	5.350%	1,821,000	1,914,718
03/01/41	6.375%	425,000	494,854
12/15/42	4.300%	1,158,000	1,059,929
06/15/45	4.350%	1,219,000	1,116,721
BellSouth Capital Funding Corp.
02/15/30	7.875%	510,000	644,479
British Telecommunications PLC
06/28/16	1.625%	231,000	231,289
02/14/19	2.350%	200,000	203,825
British Telecommunications PLC (b)
12/15/30	9.625%	350,000	547,076
Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	588,023
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	500,000	504,420
03/06/42	4.875%	150,000	168,699
Deutsche Telekom International Finance BV (b)
06/15/30	8.750%	290,000	434,773
Orange SA (b)
03/01/31	9.000%	1,528,000	2,318,564
Qwest Corp.
12/01/21	6.750%	1,063,000	1,142,725
Telefonica Emisiones SAU
06/20/16	6.421%	790,000	798,470
04/27/18	3.192%	241,000	247,252
04/27/20	5.134%	1,021,000	1,129,816
02/16/21	5.462%	120,000	136,037
Verizon Communications, Inc.
11/01/21	3.000%	1,787,000	1,856,732
11/01/24	3.500%	2,361,000	2,477,185
09/15/33	6.400%	550,000	676,499
11/01/34	4.400%	3,926,000	3,968,978
08/21/46	4.862%	4,944,000	5,213,552
09/15/48	4.522%	121,000	121,206
03/15/55	4.672%	112,000	107,520
Verizon Maryland LLC
06/15/33	5.125%	500,000	503,211
Verizon New England, Inc.
11/15/29	7.875%	979,000	1,246,991
Verizon Pennsylvania LLC
12/01/28	6.000%	1,015,000	1,128,203
Total			46,064,344
Total Corporate Bonds & Notes (Cost: $661,658,184)			$676,223,401

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 16.2%

FDIC Trust CMO Series 2013-N1 Class A (a)
10/25/18	4.500%	$32,836	$32,843
Federal Home Loan Mortgage Corp.
09/01/21-09/01/37	6.000%	4,464,294	5,030,555
11/01/22-10/17/38	6.500%	2,924,585	3,323,430
02/01/24-05/01/38	5.500%	1,867,377	2,054,970
01/01/32-06/01/42	3.500%	6,308,362	6,641,050
12/01/32-06/01/42	4.000%	6,660,392	7,183,842
03/01/33	3.000%	2,417,147	2,526,774
02/01/38	7.500%	117,625	126,108
08/01/40	5.000%	3,042,935	3,359,921
05/01/41	4.500%	4,157,134	4,539,717
CMO Series 2127 Class PG
02/15/29	6.250%	554,490	608,866
CMO Series 2165 Class PE
06/15/29	6.000%	184,018	210,474
CMO Series 2326 Class ZQ
06/15/31	6.500%	916,402	1,035,369
CMO Series 2399 Class TH
01/15/32	6.500%	471,433	529,988
CMO Series 2517 Class Z
10/15/32	5.500%	285,982	311,086
CMO Series 2545 Class HG
12/15/32	5.500%	623,535	700,927
CMO Series 2557 Class HL
01/15/33	5.300%	748,865	836,058
CMO Series 2568 Class KG
02/15/23	5.500%	996,434	1,092,356
CMO Series 2586 Class TG
03/15/23	5.500%	1,633,342	1,776,264
CMO Series 2597 Class AE
04/15/33	5.500%	392,754	432,991
CMO Series 262 Class 35
07/15/42	3.500%	8,515,130	8,792,045
CMO Series 2752 Class EZ
02/15/34	5.500%	2,016,168	2,251,487
CMO Series 2764 Class UE
10/15/32	5.000%	361,969	374,928
CMO Series 2764 Class ZG
03/15/34	5.500%	1,192,664	1,338,533
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,641,281
CMO Series 2986 Class CH
06/15/25	5.000%	981,441	1,059,058
CMO Series 2989 Class TG
06/15/25	5.000%	788,524	862,512
CMO Series 299 Class 300
01/15/43	3.000%	1,587,751	1,625,955
CMO Series 2990 Class UZ
06/15/35	5.750%	1,905,023	2,192,251
CMO Series 3075 Class PD
01/15/35	5.500%	177,448	182,472

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 3101 Class UZ
01/15/36	6.000%	$735,104	$843,240
CMO Series 3123 Class AZ
03/15/36	6.000%	963,632	1,100,031
CMO Series 3143 Class BC
02/15/36	5.500%	921,707	1,030,817
CMO Series 3164 Class MG
06/15/36	6.000%	300,368	340,234
CMO Series 3195 Class PD
07/15/36	6.500%	724,181	825,950
CMO Series 3200 Class AY
08/15/36	5.500%	663,426	748,173
CMO Series 3213 Class JE
09/15/36	6.000%	1,177,464	1,329,092
CMO Series 3218 Class BE
09/15/35	6.000%	274,856	278,933
CMO Series 3229 Class HE
10/15/26	5.000%	1,672,515	1,821,408
CMO Series 3266 Class D
01/15/22	5.000%	1,262,224	1,306,524
CMO Series 3402 Class NC
12/15/22	5.000%	636,516	672,021
CMO Series 3423 Class PB
03/15/38	5.500%	2,000,000	2,315,127
CMO Series 3453 Class B
05/15/38	5.500%	219,168	240,406
CMO Series 3461 Class Z
06/15/38	6.000%	3,559,815	4,027,992
CMO Series 3501 Class CB
01/15/39	5.500%	836,074	942,393
CMO Series 3680 Class MA
07/15/39	4.500%	2,382,510	2,591,539
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,243,560
CMO Series 3704 Class CT
12/15/36	7.000%	1,608,941	1,911,296
CMO Series 3704 Class DT
11/15/36	7.500%	1,471,509	1,763,220
CMO Series 3704 Class ET
12/15/36	7.500%	1,102,925	1,354,399
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,228,022
CMO Series 3720 Class A
09/15/25	4.500%	768,994	833,202
CMO Series 3819 Class ZQ
04/15/36	6.000%	1,399,051	1,599,276
CMO Series 3827 Class BM
08/15/39	5.500%	1,016,088	1,110,902
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,210,780
CMO Series 3957 Class B
11/15/41	4.000%	774,882	833,905
CMO Series 3966 Class NA
12/15/41	4.000%	1,409,117	1,534,749
CMO Series 4015 Class MY
03/15/42	3.500%	2,000,000	2,178,804
CMO Series 4173 Class NB
03/15/43	3.000%	2,000,000	2,034,205

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 4177 Class MQ
03/15/43	2.500%	$1,000,000	$966,790
CMO Series 4217 Class KY
06/15/43	3.000%	1,200,000	1,227,900
CMO Series 4219 Class JA
08/15/39	3.500%	3,877,505	4,090,215
CMO Series 4240 Class B
08/15/33	3.000%	2,000,000	2,079,539
CMO Series R006 Class ZA
04/15/36	6.000%	1,064,042	1,217,244
CMO Series R007 Class ZA
05/15/36	6.000%	2,128,575	2,387,374
Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	1,540,713	1,704,209
Federal Home Loan Mortgage Corp. (b)
07/01/36	3.197%	160,605	166,160
11/01/36	2.520%	418,045	441,130
07/01/40	3.967%	909,404	951,497
CMO Series 2551 Class NS
01/15/33	13.684%	307,721	390,568
CMO Series 264 Class F1
07/15/42	0.986%	5,981,988	5,981,991
CMO Series 3102 Class FB
01/15/36	0.736%	286,594	286,813
CMO Series 3147 Class PF
04/15/36	0.736%	543,692	543,056
CMO Series 3229 Class AF
08/15/23	0.686%	537,011	539,671
CMO Series 3523 Class SD
06/15/36	18.463%	119,929	164,383
CMO Series 3549 Class FA
07/15/39	1.636%	159,176	161,969
CMO Series 3688 Class CU
11/15/21	6.697%	422,091	443,682
CMO Series 3688 Class GT
11/15/46	7.248%	1,039,354	1,221,516
CMO Series 3804 Class FN
03/15/39	0.886%	288,198	289,450
CMO Series 3852 Class QN
05/15/41	5.500%	1,088,866	1,177,859
CMO Series 3966 Class BF
10/15/40	0.936%	1,946,574	1,957,010
CMO Series 3997 Class PF
11/15/39	0.886%	904,869	907,550
CMO Series 4012 Class FN
03/15/42	0.936%	2,961,433	2,993,736
CMO Series 4048 Class FB
10/15/41	0.836%	2,997,806	2,984,944
CMO Series 4048 Class FJ
07/15/37	0.826%	2,535,789	2,548,183
CMO Series 4087 Class FA
05/15/39	0.886%	2,092,793	2,097,784
CMO Series 4095 Class FB
04/15/39	0.836%	2,789,389	2,815,982
CMO Series 4272 Class W
04/15/40	5.646%	4,366,774	4,796,601

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Structured Pass-Through Securities
CMO Series T-62 Class 1A1
10/25/44	1.522%	$1,269,137	$1,290,030
Federal Home Loan Mortgage Corp. (b)(e)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.264%	898,926	166,921
CMO IO Series 3380 Class SI
10/15/37	5.934%	4,580,995	838,703
CMO IO Series 3385 Class SN
11/15/37	5.564%	299,840	40,812
CMO IO Series 3451 Class SA
05/15/38	5.614%	460,038	63,732
CMO IO Series 3531 Class SM
05/15/39	5.664%	586,195	70,701
CMO IO Series 3608 Class SC
12/15/39	5.814%	926,113	116,656
CMO IO Series 3740 Class SB
10/15/40	5.564%	1,561,113	229,849
CMO IO Series 3740 Class SC
10/15/40	5.564%	1,958,036	318,077
CMO IO Series 3802 Class LS
01/15/40	1.700%	3,143,744	215,594
Federal Home Loan Mortgage Corp. (f)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	344,697	314,200
CMO PO STRIPS Series 310 Class PO
09/15/43	0.000%	3,080,106	2,570,942
CMO PO Series 2235 Class KP
06/15/30	0.000%	241,099	226,726
CMO PO Series 2967 Class EA
04/15/20	0.000%	122,614	119,262
CMO PO Series 3077 Class TO
04/15/35	0.000%	307,517	287,091
CMO PO Series 3100 Class PO
01/15/36	0.000%	500,719	467,284
CMO PO Series 3117 Class OG
02/15/36	0.000%	314,409	294,342
CMO PO Series 3136 Class PO
04/15/36	0.000%	188,434	175,090
CMO PO Series 3181 Class OH
07/15/36	0.000%	800,306	720,926
CMO PO Series 3200 Class PO
08/15/36	0.000%	277,783	258,859
CMO PO Series 3316 Class JO
05/15/37	0.000%	89,756	84,861
CMO PO Series 3393 Class JO
09/15/32	0.000%	1,336,532	1,229,208
CMO PO Series 3510 Class OD
02/15/37	0.000%	461,376	412,286
CMO PO Series 3607 Class AO
04/15/36	0.000%	339,900	320,888
CMO PO Series 3607 Class PO
05/15/37	0.000%	447,998	427,976
CMO PO Series 3607 Class TO
10/15/39	0.000%	567,357	502,143
CMO PO Series 3621 Class BO
01/15/40	0.000%	260,859	234,700
CMO PO Series 3623 Class LO
01/15/40	0.000%	438,865	418,641

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Federal Home Loan Mortgage Corp. (e)
CMO IO Series 3688 Class NI
04/15/32	5.000%	$1,171,268	$84,565
CMO IO Series 3714 Class IP
08/15/40	5.000%	1,514,922	216,169
CMO IO Series 3739 Class LI
03/15/34	4.000%	1,453,044	34,402
CMO IO Series 3747 Class HI
07/15/37	4.500%	2,064,828	105,275
CMO IO Series 3760 Class GI
10/15/37	4.000%	841,544	41,292
CMO IO Series 3772 Class IO
09/15/24	3.500%	668,717	16,650
CMO IO Series 3779 Class IH
11/15/34	4.000%	1,204,156	41,946
CMO IO Series 3800 Class AI
11/15/29	4.000%	1,444,837	116,315
Federal National Mortgage Association
10/01/19-08/01/40	5.000%	4,653,120	5,125,463
10/01/19-11/01/48	6.000%	8,725,794	9,731,245
04/01/20-07/01/42	4.000%	6,164,670	6,629,393
10/01/21-10/01/39	5.500%	6,722,417	7,531,901
05/01/22-08/01/37	7.500%	198,625	211,221
02/01/24-02/01/39	6.500%	6,656,430	7,704,967
04/25/31-08/01/43	3.500%	49,606,348	52,310,660
10/25/33-02/01/43	3.000%	8,152,212	8,382,119
04/01/37-01/01/39	7.000%	1,960,025	2,345,318
CMO Series 1999-7 Class AB
03/25/29	6.000%	370,057	424,982
CMO Series 2001-60 Class PX
11/25/31	6.000%	502,210	574,123
CMO Series 2002-50 Class ZA
05/25/31	6.000%	2,084,359	2,285,739
CMO Series 2002-78 Class Z
12/25/32	5.500%	691,110	750,251
CMO Series 2003-23 Class EQ
04/25/23	5.500%	1,273,087	1,393,984
CMO Series 2004-50 Class VZ
07/25/34	5.500%	2,801,061	3,185,368
CMO Series 2004-65 Class LT
08/25/24	4.500%	467,413	501,276
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,421,221
CMO Series 2005-121 Class DX
01/25/26	5.500%	1,017,902	1,112,900
CMO Series 2005-67 Class EY
08/25/25	5.500%	451,747	500,423
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,706,734

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2006-16 Class HZ
03/25/36	5.500%	$3,306,014	$3,561,525
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	482,698	542,486
CMO Series 2007-104 Class ZE
08/25/37	6.000%	904,388	989,986
CMO Series 2007-116 Class PB
08/25/35	5.500%	540,014	615,472
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,237,993	1,372,299
CMO Series 2007-42 Class B
05/25/37	6.000%	1,103,771	1,254,588
CMO Series 2007-76 Class ZG
08/25/37	6.000%	2,508,207	2,816,172
CMO Series 2008-80 Class GP
09/25/38	6.250%	143,868	163,628
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,079,490	1,199,462
CMO Series 2009-60 Class HT
08/25/39	6.000%	1,026,193	1,177,235
CMO Series 2009-79 Class UA
03/25/38	7.000%	116,926	132,899
CMO Series 2009-W1 Class A
12/25/49	6.000%	2,559,384	2,952,783
CMO Series 2010-111 Class AE
04/25/38	5.500%	2,764,340	2,874,865
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,558,980
CMO Series 2010-148 Class MA
02/25/39	4.000%	482,811	502,319
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,375,714
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,063,653
CMO Series 2011-118 Class MT
11/25/41	7.000%	2,057,934	2,375,102
CMO Series 2011-118 Class NT
11/25/41	7.000%	2,307,391	2,695,857
CMO Series 2011-39 Class ZA
11/25/32	6.000%	736,105	847,586
CMO Series 2011-44 Class EB
05/25/26	3.000%	3,000,000	3,186,482
CMO Series 2011-46 Class B
05/25/26	3.000%	6,000,000	6,345,670
CMO Series 2011-59 Class NZ
07/25/41	5.500%	2,206,221	2,599,372
CMO Series 2012-66 Class CB
06/25/32	3.000%	3,000,000	2,958,107
CMO Series 2013-100 Class WB
10/25/33	3.000%	3,000,000	3,080,739
CMO Series 2013-101 Class E
10/25/33	3.000%	3,000,000	3,100,181
CMO Series 2013-103 Class VG
03/25/30	3.000%	2,500,000	2,487,219
CMO Series 2013-108 Class GU
10/25/33	3.000%	2,500,000	2,510,564
CMO Series 2013-4 Class AJ
02/25/43	3.500%	3,120,450	3,279,670

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2013-59 Class PY
06/25/43	2.500%	$1,000,000	$939,049
CMO Series 2013-81 Class TA
02/25/43	3.000%	2,500,000	2,423,335
CMO Series 2013-90 Class DL
09/25/33	3.500%	1,500,000	1,612,105
CMO Series G94-8 Class K
07/17/24	8.000%	322,053	367,796
Series 2012-M5 Class A2
02/25/22	2.715%	2,122,000	2,205,175
Series 2013-M9 Class A2
01/25/23	2.389%	3,000,000	3,053,022
Federal National Mortgage Association (b)
01/01/23	0.817%	3,737,234	3,735,272
11/01/23	0.931%	4,784,838	4,782,505
11/01/23	0.962%	2,486,528	2,485,203
12/25/33	13.234%	240,818	275,010
03/01/36	3.088%	967,255	1,024,581
CMO Class 2005-SV Series 75
09/25/35	22.468%	218,255	324,508
CMO Series 2003-129 Class FD
01/25/24	0.933%	371,745	374,035
CMO Series 2003-W8 Class 3F1
05/25/42	0.833%	359,719	359,392
CMO Series 2004-36 Class FA
05/25/34	0.833%	517,334	518,560
CMO Series 2005-74 Class SK
05/25/35	18.939%	317,082	457,177
CMO Series 2005-W3 Class 2AF
03/25/45	0.653%	845,984	822,746
CMO Series 2006-56 Class FC
07/25/36	0.723%	431,791	433,670
CMO Series 2007-101 Class A2
06/27/36	0.683%	1,094,469	1,083,300
CMO Series 2008-18 Class FA
03/25/38	1.333%	242,999	246,853
CMO Series 2010-28 Class BS
04/25/40	10.613%	188,232	218,246
CMO Series 2010-35 Class SJ
04/25/40	16.223%	988,658	1,289,437
CMO Series 2010-49 Class SC
03/25/40	11.794%	817,865	1,003,731
CMO Series 2010-61 Class WA
06/25/40	5.952%	310,428	340,758
CMO Series 2011-101 Class FM
01/25/41	0.983%	837,297	840,911
CMO Series 2011-2 Class WA
02/25/51	5.818%	364,634	405,234
CMO Series 2011-43 Class WA
05/25/51	5.820%	623,038	691,699
CMO Series 2011-75 Class FA
08/25/41	0.983%	600,402	607,615
CMO Series 2012-101 Class FC
09/25/42	0.933%	1,441,329	1,440,860
CMO Series 2012-108 Class F
10/25/42	0.933%	2,958,077	2,982,770
CMO Series 2012-137 Class CF
08/25/41	0.733%	1,793,317	1,786,880

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2012-14 Class FG
07/25/40	0.833%	$1,568,294	$1,573,502
CMO Series 2012-47 Class HF
05/25/27	0.833%	4,805,627	4,825,793
CMO Series 2012-58 Class FA
03/25/39	0.933%	1,900,511	1,906,475
CMO Series 411 Class F1
08/25/42	0.983%	3,741,967	3,761,822
CMO Series 412 Class F2
08/25/42	0.933%	1,933,901	1,942,303
Series 2003-W16 Class AF5
11/25/33	4.571%	1,122,132	1,167,935
Federal National Mortgage Association (b)(e)
CMO IO Series 1996-4 Class SA
02/25/24	8.067%	154,566	31,754
CMO IO Series 2006-117 Class GS
12/25/36	6.217%	463,969	70,374
CMO IO Series 2006-43 Class SI
06/25/36	6.167%	1,924,474	361,841
CMO IO Series 2006-58 Class IG
07/25/36	6.087%	776,393	160,224
CMO IO Series 2006-8 Class WN
03/25/36	6.267%	1,918,217	423,911
CMO IO Series 2006-94 Class GI
10/25/26	6.217%	1,123,973	184,511
CMO IO Series 2007-109 Class PI
12/25/37	5.917%	1,188,567	186,885
CMO IO Series 2007-65 Class KI
07/25/37	6.187%	525,336	79,886
CMO IO Series 2007-72 Class EK
07/25/37	5.967%	1,970,913	352,095
CMO IO Series 2007-W7 Class 2A2
07/25/37	6.097%	878,836	176,107
CMO IO Series 2009-112 Class ST
01/25/40	5.817%	729,912	121,283
CMO IO Series 2009-17 Class QS
03/25/39	6.217%	436,643	63,713
CMO IO Series 2009-37 Class KI
06/25/39	5.567%	1,849,021	263,570
CMO IO Series 2009-68 Class SA
09/25/39	6.317%	918,954	168,486
CMO IO Series 2010-125 Class SA
11/25/40	4.007%	3,562,392	354,342
CMO IO Series 2010-147 Class SA
01/25/41	6.097%	3,379,502	778,055
CMO IO Series 2010-35 Class SB
04/25/40	5.987%	613,392	108,477
CMO IO Series 2010-42 Class S
05/25/40	5.967%	469,623	90,601
CMO IO Series 2010-68 Class SA
07/25/40	4.567%	3,110,143	421,844
CMO IO Series 2011-30 Class LS
04/25/41	1.693%	2,433,032	160,051
Federal National Mortgage Association (f)
CMO PO STRIPS Series 293 Class 1
12/25/24	0.000%	313,927	290,504
CMO PO STRIPS Series 300 Class 1
09/25/24	0.000%	288,912	266,919

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO PO Series 2000-18 Class EC
10/25/23	0.000%	$135,946	$130,371
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	303,302	285,360
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	155,713	151,895
CMO PO Series 2006-15 Class OP
03/25/36	0.000%	330,058	296,507
CMO PO Series 2006-60 Class CO
06/25/35	0.000%	174,525	171,341
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	292,175	279,520
CMO PO Series 2006-8 Class WQ
03/25/36	0.000%	523,150	459,240
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	645,323	613,640
CMO PO Series 2009-113 Class AO
01/25/40	0.000%	347,040	324,986
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	230,180	218,080
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	239,847	221,776
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	720,644	651,206
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	273,765	256,089
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	569,374	542,005
CMO PO Series 2013-101 Class DO
10/25/43	0.000%	3,439,013	2,826,483
CMO PO Series 2013-128 Class PO
12/25/43	0.000%	2,537,401	2,025,782
CMO PO Series 2013-92 Class PO
09/25/43	0.000%	2,566,830	2,103,565
CMO PO Series 314 Class 1
07/25/31	0.000%	255,192	229,335
CMO PO Series 3151 Class PO
05/15/36	0.000%	314,901	300,998
Federal National Mortgage Association (e)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	181,690	15,578
CMO IO Series 2009-86 Class IP
10/25/39	5.500%	305,463	48,023
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	1,435,769	67,208
Government National Mortgage Association
09/15/22	5.000%	357,650	377,704
09/20/38-08/20/39	6.000%	1,997,519	2,277,232
09/20/38-12/20/38	7.000%	360,116	417,463
05/20/45	4.000%	1,481,900	1,584,529
04/20/63	4.479%	2,023,529	2,194,657
05/20/63	4.433%	2,912,083	3,157,434
05/20/63	4.462%	3,045,886	3,301,354
06/20/63	4.375%	4,589,410	4,977,789
CMO Series 1998-11 Class Z
04/20/28	6.500%	395,081	458,644

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 1999-16 Class Z
05/16/29	6.500%	$348,580	$393,889
CMO Series 2002-47 Class PG
07/16/32	6.500%	355,197	420,009
CMO Series 2003-25 Class PZ
04/20/33	5.500%	3,409,600	3,865,906
CMO Series 2003-75 Class ZX
09/16/33	6.000%	1,346,807	1,520,181
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,175,940	1,331,440
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,722,970	1,939,414
CMO Series 2006-17 Class JN
04/20/36	6.000%	567,109	634,813
CMO Series 2006-33 Class NA
01/20/36	5.000%	577,783	608,864
CMO Series 2006-38 Class ZK
08/20/36	6.500%	1,772,713	2,090,823
CMO Series 2006-69 Class MB
12/20/36	5.500%	2,089,727	2,337,584
CMO Series 2008-23 Class PH
03/20/38	5.000%	1,887,678	2,055,952
CMO Series 2009-104 Class AB
08/16/39	7.000%	1,780,677	2,014,684
CMO Series 2009-2 Class PA
12/20/38	5.000%	343,435	372,480
CMO Series 2009-89 Class VA
07/20/20	5.000%	1,393,557	1,465,052
CMO Series 2010-130 Class CP
10/16/40	7.000%	973,060	1,152,395
CMO Series 2010-14 Class QP
12/20/39	6.000%	365,594	380,121
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,605,597	2,963,008
CMO Series 2013-H01 Class FA
01/20/63	1.650%	3,827,483	3,830,790
CMO Series 2013-H04 Class BA
02/20/63	1.650%	2,349,911	2,351,976
CMO Series 2013-H07 Class JA
03/20/63	1.750%	4,231,881	4,272,824
CMO Series 2013-H09 Class HA
04/20/63	1.650%	5,563,154	5,566,477
Government National Mortgage Association (b)
CMO Series 2007-16 Class NS
04/20/37	21.763%	189,974	298,910
CMO Series 2010-H17 Class XQ
07/20/60	5.238%	6,695,611	7,225,608
CMO Series 2011-137 Class WA
07/20/40	5.535%	1,714,363	1,954,988
CMO Series 2012-141 Class WC
01/20/42	3.725%	1,331,552	1,419,053
CMO Series 2012-61 Class FM
05/16/42	0.841%	3,973,596	4,006,439
CMO Series 2012-H10 Class FA
12/20/61	0.975%	2,308,436	2,289,287
CMO Series 2012-H21 Class CF
05/20/61	1.125%	2,366,221	2,365,418

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2012-H21 Class DF
05/20/61	1.075%	$2,111,596	$2,109,332
CMO Series 2012-H26 Class MA
07/20/62	0.975%	1,691,905	1,685,981
CMO Series 2012-H28 Class FA
09/20/62	1.005%	3,777,880	3,763,791
CMO Series 2012-H29 Class FA
10/20/62	0.940%	2,295,969	2,273,817
CMO Series 2012-H30 Class JA
01/20/60	0.905%	859,378	859,682
CMO Series 2012-H30 Class PA
11/20/59	0.875%	1,003,671	1,003,803
CMO Series 2013-54 Class WA
11/20/42	4.714%	2,608,867	2,850,821
CMO Series 2013-75 Class WA
06/20/40	5.226%	949,676	1,059,977
CMO Series 2013-H01 Class TA
01/20/63	0.925%	1,540,168	1,538,524
CMO Series 2013-H05 Class FB
02/20/62	0.825%	2,434,060	2,428,092
CMO Series 2013-H07 Class GA
03/20/63	0.895%	2,391,250	2,361,917
CMO Series 2013-H07 Class HA
03/20/63	0.835%	1,723,585	1,703,135
CMO Series 2013-H09 Class GA
04/20/63	0.905%	2,669,494	2,636,432
CMO Series 2013-H09 Class SA
04/20/63	0.925%	3,667,543	3,619,773
CMO Series 2013-H21 Class FA
09/20/63	1.175%	4,466,454	4,462,366
CMO Series 2013-H21 Class FB
09/20/63	1.125%	4,718,277	4,704,148
CMO Series 2015-H15 Class FD
06/20/65	0.865%	1,941,382	1,913,582
Series 2015-H23 Class FB
09/20/65	0.945%	1,969,850	1,941,780
Series 2015-H26 Class FG
10/20/65	0.945%	1,024,984	1,009,696
Series 2015-H30 Class FE
11/20/65	1.025%	7,950,297	7,869,926
Government National Mortgage Association (b)(e)
CMO IO Series 2005-3 Class SE
01/20/35	5.668%	1,503,187	270,547
CMO IO Series 2007-40 Class SN
07/20/37	6.248%	1,227,258	230,987
CMO IO Series 2008-62 Class SA
07/20/38	5.718%	1,091,090	199,671
CMO IO Series 2008-76 Class US
09/20/38	5.468%	1,391,733	209,601
CMO IO Series 2008-95 Class DS
12/20/38	6.868%	1,206,439	248,180
CMO IO Series 2009-102 Class SM
06/16/39	5.959%	987,535	88,487
CMO IO Series 2009-106 Class ST
02/20/38	5.568%	1,801,075	302,660
CMO IO Series 2009-64 Class SN
07/16/39	5.659%	982,658	114,967
CMO IO Series 2009-67 Class SA
08/16/39	5.609%	629,695	99,977

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2009-72 Class SM
08/16/39	5.809%	$1,522,224	$248,951
CMO IO Series 2009-81 Class SB
09/20/39	5.658%	1,849,121	299,215
CMO IO Series 2010-47 Class PX
06/20/37	6.268%	2,154,868	406,551
CMO IO Series 2011-75 Class SM
05/20/41	6.168%	1,044,239	239,866
Government National Mortgage Association (f)
CMO PO Series 2008-1 Class PO
01/20/38	0.000%	211,860	193,283
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	281,086	273,183
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	1,388,917	1,223,513
Government National Mortgage Association (e)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,389,022	284,494
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	3,337,195	169,635
Vendee Mortgage Trust CMO Series 1998-2 Class 1G
06/15/28	6.750%	446,413	526,705
Total Residential Mortgage-Backed Securities - Agency (Cost: $534,709,537)			$555,928,059

Residential Mortgage-Backed Securities - Non-Agency 2.9%

AJAX Mortgage Loan Trust (a)(b)
CMO Series 2014-A Class A
10/25/57	3.750%	1,196,867	1,188,022
CMO Series 2015-B Class A
07/25/60	3.875%	1,600,779	1,577,745
AJAX Mortgage Loan Trust (a)(b)(d)
CMO Series 2013-C Class A
03/25/53	4.500%	1,545,781	1,578,601
AJAX Mortgage Loan Trust (a)(d)
CMO Series 2013-A Class A
02/25/51	3.500%	1,822,946	1,806,991
CMO Series 2013-B Class A1
03/25/52	3.750%	908,671	902,302
ASG Resecuritization Trust (a)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	75,171	75,027
ASG Resecuritization Trust (a)(b)
CMO Series 2009-3 Class A65
03/26/37	2.348%	648,750	642,211
CMO Series 2011-1 Class 3A50
11/28/35	2.736%	454,391	445,122
Angel Oak Mortgage Trust LLC Series 2015-1 (a)
11/25/45	4.500%	1,898,231	1,909,232
BCAP LLC Trust (a)
08/26/37	5.000%	918,981	920,574

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	$248,484	$249,516
BCAP LLC Trust (a)(b)
05/28/36	0.586%	344,405	341,638
CMO Series 2010-RR12 Class 2A5
01/26/36	2.724%	310,124	306,282
CMO Series 2010-RR6 Class 22A3
06/26/36	3.911%	121,079	121,101
CMO Series 2010-RR7 Class 1A5
04/26/35	3.010%	91,114	90,893
CMO Series 2010-RR7 Class 2A1
07/26/45	2.400%	766,137	744,735
CMO Series 2010-RR8 Class 3A4
05/26/35	2.753%	959,417	933,504
CMO Series 2011-RR10 Class 2A1
09/26/37	1.214%	1,144,474	1,087,171
CMO Series 2012-3 Class 2A5
05/26/37	2.161%	620,732	613,034
CMO Series 2012-RR10 Class 1A1
02/26/37	0.666%	597,954	575,692
CMO Series 2012-RR10 Class 3A1
05/26/36	0.626%	996,363	970,735
CMO Series 2012-RR2 Class 1A1
08/26/36	0.606%	201,367	199,802
CMO Series 2015-RR4 Class 1A1
09/11/38	1.429%	1,158,072	1,089,486
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1
02/25/34	6.000%	404,917	428,554
Banc of America Funding Trust CMO Series 2004-3 Class 1A1
10/25/34	5.500%	240,084	247,521
Banc of America Mortgage Trust
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	334,035	340,175
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	215,586	217,596
Banc of America Mortgage Trust (b)
CMO Series 2004-C Class 2A2
04/25/34	2.876%	211,432	209,902
Banc of America Mortgage Trust (f)
CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	288,389	257,204
Bear Stearns Adjustable Rate Mortgage Trust (b)
CMO Series 2003-4 Class 3A1
07/25/33	2.501%	116,932	116,502
CMO Series 2003-7 Class 6A
10/25/33	2.695%	692,841	693,745
Bear Stearns Alt-A Trust (b)
CMO Series 2004-6 Class 1A
07/25/34	1.073%	774,003	731,782
CMO Series 2005-2 Class 1A1
03/25/35	0.933%	298,872	289,991
CAM Mortgage Trust Series 2015-1 Class A (a)(b)
07/15/64	3.500%	2,949,113	2,937,520

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Chase Mortgage Finance Corp. (b)
CMO Series 2007-A1 Class 1A3
02/25/37	2.757%	$1,079,828	$1,060,970
CMO Series 2007-A1 Class 2A1
02/25/37	2.653%	454,876	452,407
CMO Series 2007-A1 Class 7A1
02/25/37	2.627%	251,180	249,964
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	257,392	255,750
CMO Series 2005-2 Class 2A11
05/25/35	5.500%	332,623	341,392
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	472,808	477,325
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	872,885	873,773
CMO Series 2010-8 Class 6A6
12/25/36	4.500%	931,625	939,571
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2008-AR4 Class 1A1A
11/25/38	2.985%	749,373	752,559
CMO Series 2009-10 Class 1A1
09/25/33	2.521%	661,764	667,729
CMO Series 2010-10 Class 2A1
02/25/36	2.647%	586,443	588,978
CMO Series 2010-7 Class 10A1
02/25/35	2.763%	108,981	108,983
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	404,749	415,122
CMO Series 2004-3 Class A26
04/25/34	5.500%	210,470	219,268
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	521,251	537,788
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	226,065	231,780
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	329,990	333,952
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	507,335	529,629
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	245,196	248,754
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	416,063	433,182
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2010-11R Class A6
06/28/47	1.439%	2,926,569	2,775,900
CMO Series 2010-17R Class 1A1
06/26/36	2.528%	296,031	295,374
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	393,361	393,678
CMO Series 2011-6R Class 3A1
07/28/36	2.914%	336,522	331,868
CMO Series 2012-3R Class 1A1
07/27/37	2.402%	498,194	489,471
DBRR Trust (a)
06/10/34	2.998%	3,867,408	3,932,686

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

DBRR Trust (a)(b)
06/10/34	3.421%	$3,152,000	$3,175,849
GMAC Mortgage Corp. Loan Trust
CMO Series 2004-J1 Class A20
04/25/34	5.500%	375,828	380,015
GMAC Mortgage Corp. Loan Trust (b)
CMO Series 2003-AR2 Class 2A4
12/19/33	3.099%	835,156	814,618
GSMPS Mortgage Loan Trust (a)(b)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.783%	1,013,408	818,660
GSMPS Mortgage Loan Trust (a)(b)(e)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	4.339%	785,391	113,265
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	526,305	534,060
GSR Mortgage Loan Trust (b)
CMO Series 2005-5F Class 8A3
06/25/35	0.933%	35,862	33,843
HarborView Mortgage Loan Trust CMO Series 2004-3 Class 1A (b)
05/19/34	2.787%	2,135,468	2,103,315
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A (a)(d)
05/26/53	4.000%	1,804,991	1,773,403
Impac CMB Trust CMO Series 2005-4 Class 2A1 (b)
05/25/35	1.033%	405,227	392,266
Impac Secured Assets CMN Owner Trust CMO Series 2003-3 Class A1 (b)
08/25/33	5.012%	267,886	275,668
Impac Secured Assets Trust (b)
CMO Series 2006-1 Class 2A1
05/25/36	0.783%	275,307	245,820
CMO Series 2006-2 Class 2A1
08/25/36	0.783%	437,148	425,266
JPMorgan Mortgage Trust (b)
CMO Series 2007-A1 Class 5A5
07/25/35	2.824%	617,105	622,936
Series 2006-A2 Class 5A3
11/25/33	2.680%	910,901	911,549
JPMorgan Resecuritization Trust (a)(b)
CMO Series 2009-6 Class 4A1
09/26/36	2.671%	161,010	161,035
CMO Series 2010-4 Class 7A1
08/26/35	1.990%	15,910	15,772
MASTR Adjustable Rate Mortgages Trust (b)
CMO Series 2004-13 Class 2A1
04/21/34	2.787%	511,453	510,460
CMO Series 2004-13 Class 3A7
11/21/34	2.812%	914,431	927,616
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6 (a)(d)
12/27/33	5.500%	235,641	253,785

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/32	6.500%	$348,806	$372,272
CMO Series 2004-2 Class A2
08/25/32	6.500%	549,370	586,329
Merrill Lynch Mortgage Investors Trust (b)
CMO Series 2003-A Class 2A1
03/25/28	1.213%	387,502	368,649
CMO Series 2003-E Class A1
10/25/28	1.053%	959,901	910,208
CMO Series 2004-1 Class 2A1
12/25/34	2.364%	601,106	599,101
CMO Series 2004-A Class A1
04/25/29	0.893%	862,663	804,057
CMO Series 2004-A4 Class A2
08/25/34	2.560%	643,339	653,199
CMO Series 2004-G Class A2
01/25/30	1.428%	526,180	507,861
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A (b)
04/25/34	5.695%	508,329	531,568
Morgan Stanley Re-Remic Trust (a)
07/27/49	0.250%	2,400,000	2,205,000
07/27/49	2.000%	1,406,407	1,395,859
NACC Reperforming Loan Remic Trust CMO Series 2004-R2 Class A1 (a)
10/25/34	6.500%	222,611	225,176
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	289,923	293,442
NCUA Guaranteed Notes (b)
CMO Series 2010-R3 Class 1A
12/08/20	0.989%	861,805	863,038
Pretium Mortgage Credit Partners I LLC Series 2015-NPL2 Class A2 (a)(b)
07/27/30	4.250%	1,250,000	1,240,254
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (a)(b)
07/27/30	3.750%	2,180,566	2,154,953
Prime Mortgage Trust CMO Series 2004-2 Class A2
11/25/19	4.750%	249,442	249,730
RALI Trust
CMO Series 2003-QS13 Class A2
07/25/33	4.000%	1,658,350	1,561,734
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,994,704	1,997,796
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	234,151	232,815
RALI Trust (b)
CMO Series 2003-QS13 Class A5
07/25/33	1.083%	366,299	333,413
RBSSP Resecuritization Trust (a)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	573,686	625,195
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	195,994	204,313

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2010-9 Class 7A5
05/26/37	4.000%	$322,886	$318,200
RBSSP Resecuritization Trust (a)(b)
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	200,804	204,802
RFMSI Trust CMO Series 2003-S4 Class A4
03/25/33	5.750%	420,320	429,147
Residential Asset Mortgage Products Trust CMO Series 2004-SL2 Class A3
10/25/31	7.000%	543,637	564,332
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1 (b)
12/25/34	2.745%	474,691	472,248
Sequoia Mortgage Trust (b)
CMO Series 2003-1 Class 1A
04/20/33	1.192%	1,633,383	1,528,748
CMO Series 2003-8 Class A1
01/20/34	1.072%	1,248,342	1,180,097
CMO Series 2004-11 Class A1
12/20/34	1.032%	1,343,357	1,292,195
CMO Series 2004-12 Class A3
01/20/35	1.115%	527,731	481,556
Structured Adjustable Rate Mortgage Loan Trust (b)
CMO Series 2004-4 Class 5A
04/25/34	2.831%	345,766	318,706
CMO Series 2004-6 Class 5A4
06/25/34	2.454%	135,773	135,024
Structured Asset Mortgage Investments II Trust (b)
CMO Series 2004-AR5 Class 1A1
10/19/34	1.092%	789,936	749,446
CMO Series 2005-AR5 Class A3
07/19/35	0.682%	412,463	390,248
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	567,605	593,164
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (b)
CMO Series 2003-34A Class 3A3
11/25/33	2.761%	1,254,639	1,227,463
CMO Series 2003-40A Class 3A2
01/25/34	2.564%	553,030	515,420
Series 2004-6XS Class A5A
03/25/34	5.622%	436,955	437,536
Structured Asset Securities Corp. CMO Series 2004-4XS Class 1A5 (b)
02/25/34	5.599%	586,381	602,535
Thornburg Mortgage Securities Trust CMO Series 2004-4 Class 3A (b)
12/25/44	2.229%	460,316	452,210
VML LLC CMO Series 2014-NPL1 Class A1 (a)
04/27/54	3.875%	336,942	335,243
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	714,453	721,426

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	$184,357	$191,194
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	172,041	178,577
WaMu Mortgage Pass-Through Certificates Trust (b)
CMO Series 2003-AR11 Class A6
10/25/33	2.528%	913,077	916,840
CMO Series 2003-AR5 Class A7
06/25/33	2.574%	364,052	366,039
CMO Series 2003-AR6 Class A1
06/25/33	2.553%	463,254	459,719
CMO Series 2003-AR7 Class A7
08/25/33	2.417%	581,503	579,625
CMO Series 2004-AR3 Class A2
06/25/34	2.505%	297,431	298,573
Washington Mutual MSC Mortgage Pass-Through Certificates Trust CMO Series 2003-MS2 Class 1A1
02/25/33	5.750%	282,005	297,678
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1 (a)
08/27/37	2.847%	306,459	306,185
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/34	5.500%	464,140	473,443
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	364,071	376,788
Wells Fargo Mortgage-Backed Securities Trust (b)
CMO Series 2003-J Class 2A1
10/25/33	2.635%	157,864	157,859
CMO Series 2003-L Class 2A1
11/25/33	2.720%	231,160	230,416
CMO Series 2004-EE Class 2A1
12/25/34	2.750%	88,511	88,871
CMO Series 2004-G Class A3
06/25/34	2.725%	104,076	103,571
CMO Series 2004-U Class A1
10/25/34	2.801%	962,771	953,038
CMO Series 2004-W Class A9
11/25/34	2.754%	763,620	766,604
CMO Series 2004P Class 2A1
09/25/34	2.737%	1,107,576	1,102,775
CMO Series 2005-AR8 Class 2A1
06/25/35	2.836%	143,450	145,188
CMO Series 2005-AR9 Class 2A1
10/25/33	2.739%	302,037	301,950
Series 2005-AR3 Class 1A1
03/25/35	2.785%	2,852,748	2,908,984
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $99,246,910)			$100,336,587

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 14.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KJ02 Class A2
09/25/20	2.597%	$763,000	$782,503
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (b)
Series KF12 Class A
09/25/22	1.125%	5,088,165	5,102,932
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series K037 Class A2
01/25/24	3.490%	4,000,000	4,374,540
Series KPLB Class A
05/25/25	2.770%	7,500,000	7,603,567
Federal National Mortgage Association
07/01/17	1.400%	3,500,000	3,511,893
10/01/17	2.490%	1,340,792	1,361,144
10/01/17	2.690%	2,346,135	2,387,117
01/01/18	3.407%	2,342,137	2,416,710
03/01/18	3.677%	1,544,631	1,605,638
05/01/19	2.119%	4,635,923	4,735,379
06/01/19	2.360%	2,000,000	2,054,887
06/01/19	2.450%	1,939,023	1,994,610
07/01/19	1.940%	1,940,285	1,970,042
07/01/19	2.200%	9,391,047	9,601,167
07/01/19	2.370%	5,000,000	5,175,833
07/01/19	5.240%	2,571,138	2,857,397
08/01/19	1.965%	247,167	254,110
11/01/19	3.997%	1,500,000	1,630,999
12/01/19	1.470%	1,394,315	1,395,130
12/01/19	1.690%	2,000,000	2,015,876
12/01/19	4.180%	2,484,768	2,701,375
12/01/19	4.514%	4,414,569	4,831,382
01/01/20	4.540%	1,370,766	1,504,271
02/01/20	4.369%	2,297,809	2,518,778
02/01/20	4.399%	8,000,000	8,816,957
04/01/20	4.381%	2,021,747	2,222,039
04/01/20	4.661%	1,424,713	1,567,640
06/01/20	1.750%	2,849,297	2,876,515
06/01/20	2.010%	15,000,000	15,102,628
07/01/20	3.950%	1,953,231	2,134,480
07/01/20	4.066%	2,362,760	2,582,522
10/01/20	3.290%	1,440,422	1,538,308
11/01/20	3.230%	2,358,955	2,510,498
11/01/20	3.266%	874,200	935,057
12/01/20	2.000%	1,500,000	1,527,089
01/01/21	3.813%	1,995,167	2,178,237
01/01/21	4.050%	3,000,000	3,296,643
01/01/21	4.162%	1,142,485	1,261,600
04/01/21	4.113%	2,000,000	2,220,910
04/01/21	4.250%	2,500,000	2,776,137
04/01/21	4.380%	2,420,160	2,690,901
05/01/21	4.360%	1,462,862	1,628,487
05/01/21	4.390%	1,453,245	1,618,315
06/01/21	4.200%	3,000,000	3,352,391
06/01/21	4.240%	1,926,165	2,135,525
06/01/21	4.295%	2,886,939	3,194,064
07/01/21	4.260%	2,500,000	2,779,425

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

07/01/21	4.317%	$1,988,756	$2,219,856
08/01/21	3.870%	1,870,681	2,047,867
08/01/21	3.997%	1,399,722	1,546,737
08/01/21	4.355%	4,000,000	4,506,317
09/01/21	2.120%	2,800,000	2,820,934
09/01/21	3.770%	3,000,000	3,270,905
11/01/21	4.600%	1,808,206	2,046,162
01/01/22	3.019%	2,000,000	2,127,147
02/01/22	3.140%	3,000,000	3,195,284
04/01/22	3.050%	3,375,203	3,578,152
05/01/22	2.681%	2,000,000	2,093,898
05/01/22	2.860%	2,803,837	2,947,871
05/01/22	2.940%	2,333,983	2,461,252
05/01/22	3.000%	3,450,970	3,651,038
06/01/22	2.516%	2,770,310	2,874,065
06/01/22	2.760%	7,000,000	7,331,485
06/01/22	2.790%	1,934,523	2,026,883
06/01/22	2.790%	2,716,600	2,845,006
07/01/22	2.640%	3,926,391	4,082,222
07/01/22	2.670%	2,791,271	2,906,555
07/01/22	2.670%	5,000,000	5,208,968
07/01/22	2.690%	9,794,226	10,210,294
07/01/22	2.750%	6,009,722	6,282,658
07/01/22	2.760%	3,091,369	3,234,385
07/01/22	2.790%	3,955,068	4,145,028
07/01/22	2.830%	4,000,000	4,202,560
07/01/22	2.980%	3,000,000	3,173,932
07/01/22	2.980%	2,000,000	2,115,954
07/01/22	3.730%	2,612,135	2,843,236
08/01/22	2.284%	5,459,336	5,614,424
08/01/22	2.565%	7,000,000	7,284,474
09/01/22	2.470%	2,335,575	2,406,256
09/01/22	2.900%	1,873,805	1,973,314
10/01/22	2.520%	1,910,165	1,973,232
11/01/22	2.280%	2,091,698	2,140,538
11/01/22	2.450%	6,000,000	6,170,758
12/01/22	2.190%	2,343,877	2,386,234
12/01/22	2.210%	1,785,169	1,819,425
12/01/22	2.210%	1,909,433	1,946,074
12/01/22	2.220%	7,814,323	7,967,914
12/01/22	2.240%	1,954,749	1,995,397
12/01/22	2.320%	2,339,832	2,399,676
12/01/22	2.340%	2,178,984	2,236,985
12/01/22	2.380%	1,954,251	1,996,578
12/01/22	2.390%	1,858,102	1,934,094
12/01/22	2.400%	2,500,000	2,563,815
12/01/22	2.400%	1,800,000	1,845,961
01/01/23	2.340%	1,921,925	1,972,895
02/01/23	2.400%	2,000,000	2,050,305
02/01/23	2.460%	2,796,349	2,866,372
03/01/23	2.490%	2,457,018	2,532,963
04/01/23	2.500%	6,000,000	6,203,605
04/01/23	2.540%	3,132,733	3,218,407
04/01/23	2.640%	2,872,792	2,968,773
04/01/23	2.703%	1,429,378	1,483,002
05/01/23	2.520%	3,000,000	3,088,999
06/01/23	2.420%	2,852,738	2,910,541
06/01/23	2.510%	1,897,744	1,945,718

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

07/01/23	2.808%	$2,765,926	$2,904,744
07/01/23	3.670%	6,000,000	6,570,436
08/01/23	3.350%	2,975,916	3,199,367
08/01/23	3.590%	2,500,000	2,728,868
10/01/23	3.760%	1,963,222	2,159,805
11/01/23	3.690%	1,200,000	1,316,349
12/01/24	3.080%	1,985,084	2,096,603
07/01/25	3.070%	10,000,000	10,520,247
09/01/25	3.100%	2,500,000	2,633,575
12/01/25	3.765%	7,000,000	7,712,414
07/01/26	4.307%	2,814,604	3,243,705
10/01/26	3.235%	1,465,283	1,553,742
12/01/26	3.240%	1,500,000	1,590,487
02/01/27	3.340%	1,000,000	1,068,259
03/01/27	2.910%	3,521,000	3,632,185
05/01/27	2.885%	2,414,000	2,486,988
06/01/27	3.000%	2,000,000	2,076,830
06/01/27	3.110%	6,760,927	7,097,246
07/01/27	3.210%	990,115	1,047,087
08/01/27	3.390%	7,711,000	8,271,501
02/01/30	2.920%	3,000,000	3,009,072
02/01/30	3.550%	1,000,000	1,058,600
06/01/30	3.130%	4,812,000	5,169,828
07/01/30	3.210%	4,205,000	4,329,792
07/01/30	3.300%	4,022,000	4,149,176
07/01/30	3.340%	2,500,000	2,582,160
09/01/30	3.390%	5,952,310	6,159,611
09/01/30	3.410%	7,500,000	8,144,053
06/01/37	5.832%	1,175,668	1,469,312
Series 2010-M3 Class A3
03/25/20	4.332%	3,747,587	4,059,263
Series 2011-M1 Class A3
06/25/21	3.763%	1,500,000	1,631,562
Series 2012-M8 Class ASQ3
12/25/19	1.801%	800,000	810,207
Series 2013-M7 Class A2
12/27/22	2.280%	1,878,000	1,904,090
Series 2015-M10 Class A2
04/25/27	3.092%	11,666,000	12,332,895
Federal National Mortgage Association (b)
Series 2012-M11 Class FA
08/25/19	0.895%	314,676	315,084
Series 2013-M13 Class A2
04/25/23	2.456%	4,118,000	4,181,137
Series 2014-M12 Class ASV2
10/25/21	2.614%	1,500,000	1,560,817
Series 2014-M3 Class A2
01/25/24	3.475%	2,000,000	2,143,367
Series 2015-M11 Class A2
04/25/25	2.827%	2,000,000	2,074,495
Series 2015-M17 Class FA
11/25/22	1.310%	4,482,768	4,483,114
Government National Mortgage Association
01/16/37	3.400%	1,903,741	2,045,788
Government National Mortgage Association (b)
CMO Series 2013-H08 Class FA
03/20/63	0.775%	3,403,380	3,356,178

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

CMO Series 2015-H15 Class FJ
06/20/65	0.865%	$3,948,654	$3,890,442
CMO Series 2015-H16 Class FG
07/20/65	0.865%	4,613,481	4,553,025
CMO Series 2015-H16 Class FL
07/20/65	0.865%	2,014,195	1,983,851
CMO Series 2015-H18 Class FA
06/20/65	0.875%	1,654,793	1,629,541
CMO Series 2015-H20 Class FA
08/20/65	0.895%	2,315,673	2,275,293
Series 2014-168 Class VB
06/16/47	3.495%	3,806,802	4,113,897
Total Commercial Mortgage-Backed Securities - Agency (Cost: $484,477,763)			$504,553,116

Commercial Mortgage-Backed Securities - Non-Agency 2.7%

A10 Securitization LLC (a)
Series 2013-1 Class A
11/15/25	2.400%	24,122	24,122
Series 2015-1 Class A1
04/15/34	2.100%	1,469,122	1,468,794
A10 Term Asset Financing LLC (a)
Series 2013-2 Class A
11/15/27	2.620%	1,695,183	1,673,950
Series 2013-2 Class B
11/15/27	4.380%	657,000	640,707
Series 2014-1 Class A2
04/15/33	3.020%	1,807,000	1,809,998
ACRE Commercial Mortgage Trust (a)(b)
Series 2014-FL2 Class B
08/15/31	2.489%	447,500	439,063
Series 2014-FL2 Class C
08/15/31	2.939%	447,500	434,519
American Homes 4 Rent Trust (a)
Series 2014-SFR2 Class A
10/17/36	3.786%	1,953,677	2,019,167
Series 2014-SFR2 Class E
10/17/36	6.231%	500,000	500,694
Series 2014-SFR3 Class A
12/17/36	3.678%	1,129,810	1,158,906
Series 2014-SFR3 Class E
12/17/36	6.418%	1,000,000	1,013,062
Subordinated, Series 2014-SFR3 Class C
12/17/36	4.596%	200,000	197,282
Subordinated, Series 2015-SFR2 Class E
10/17/45	6.070%	1,820,000	1,804,638
American Homes 4 Rent (a)
Series 2015-SFR1 Class A
04/17/52	3.467%	1,229,433	1,241,603
Series 2015-SFR1 Class E
04/17/52	5.639%	1,150,000	1,102,080
American Homes 4 Rent (a)(b)
Subordinated, Series 2014-SFR1 Class C
06/17/31	2.186%	1,000,000	955,629

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

B2R Mortgage Trust (a)
Series 2015-1 Class A1
05/15/48	2.524%	$977,414	$966,467
Series 2015-2 Class A
11/15/48	3.336%	3,006,721	3,070,500
BB-UBS Trust (a)
Series 2012-SHOW Class A
11/05/36	3.430%	3,700,000	3,760,828
Series 2012-TFT Class A
06/05/30	2.892%	2,000,000	1,989,765
Banc of America Commercial Mortgage Trust
Series 2006-4 Class A4
07/10/46	5.634%	528,722	529,186
Series 2006-5 Class A4
09/10/47	5.414%	572,437	576,041
Series 2007-5 Class A4
02/10/51	5.492%	1,689,204	1,746,428
Banc of America Commercial Mortgage Trust (b)
Series 2006-3 Class A4
07/10/44	5.889%	796,472	796,532
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class AM
07/10/43	4.727%	151,969	152,040
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-T24 Class A4
10/12/41	5.537%	879,309	886,306
Bear Stearns Commercial Mortgage Securities Trust (a)(b)(e)
CMO IO Series 2007-T26 Class X1
01/12/45	0.142%	72,242,603	112,554
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1 Class A4
08/15/48	5.223%	1,205,843	1,218,129
Series 2006-C1 Class AM
08/15/48	5.254%	1,600,000	1,588,861
COBALT CMBS Commercial Mortgage Trust (b)(e)
CMO IO Series 2006-C1 Class IO
08/15/48	0.776%	11,640,478	47,295
COOF Securitization Trust Ltd. CMO IO Series 2014-1 Class A (a)(b)(e)
06/25/40	3.034%	2,472,638	300,009
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10/15/49	5.431%	712,642	717,322
Citigroup Commercial Mortgage Trust (a)
Series 2013-SMP Class A
01/12/30	2.110%	893,623	898,246
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(b)(e)
CMO IO Series 2006-CD2 Class X
01/15/46	0.029%	32,355,784	356
CMO IO Series 2007-CD4 Class XC
12/11/49	0.388%	47,186,167	131,517
Commercial Mortgage Trust
Series 2015-CR25 Class A4
08/10/48	3.759%	2,187,000	2,350,280
Commercial Mortgage Trust (a)
Series 2013-300P Class A1
08/10/30	4.353%	2,000,000	2,227,495

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Commercial Mortgage Trust (a)(b)
Series 2013-SFS Class A2
04/12/35	2.987%	$624,000	$636,121
Series 2014-KYO Class A
06/11/27	1.338%	4,231,000	4,183,484
Series 2014-TWC Class A
02/13/32	1.289%	1,875,000	1,836,909
Commercial Mortgage Trust (b)
Series 2006-C7 Class A4
06/10/46	5.845%	217,774	217,540
Commercial Mortgage Trust (b)(e)
CMO IO Series 2012-CR2 Class XA
08/15/45	1.751%	2,322,152	195,102
DBRR Trust (a)
Series 2013-EZ3 Class A
12/18/49	1.636%	1,018,389	1,016,638
DBRR Trust (a)(e)(g)
CMO IO Series 2011-C32 Class A3X1
06/17/49	2.015%	6,000,000	73,390
GS Mortgage Securities Corp. II (a)
Series 2012-ALOH Class A
04/10/34	3.551%	2,000,000	2,128,962
Series 2013-KING Class A
12/10/27	2.706%	956,129	976,051
GS Mortgage Securities Corp. Trust (a)
Series 2013-NYC5 Class A
01/10/30	2.318%	1,222,000	1,226,583
GS Mortgage Securities Corp. Trust (a)(b)(e)
CMO IO Series 2006-GG8 Class X
11/10/39	0.574%	15,071,253	12,996
Greenwich Capital Commercial Funding Corp. (b)
Series 2006-GG7 Class A4
07/10/38	5.892%	465,562	466,244
Series 2006-GG7 Class AM
07/10/38	5.892%	300,000	300,625
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16 Class A1A
05/12/45	5.546%	1,607,383	1,615,025
Series 2006-CB16 Class A4
05/12/45	5.552%	705,773	708,032
JPMorgan Chase Commercial Mortgage Securities Trust (a)(b)(e)
CMO IO Series 2010-C2 Class XA
11/15/43	1.680%	7,843,039	385,132
JPMorgan Chase Commercial Mortgage Securities Trust (b)
Series 2005-CB11 Class AJ
08/12/37	5.412%	133,355	133,143
Series 2006-LDP9 Class A3SF
05/15/47	0.591%	337,281	334,941
JPMorgan Chase Commercial Mortgage Securities Trust (b)(e)
CMO IO Series 2006-CB15 Class X1
06/12/43	0.308%	44,619,432	44,111
KGS-Alpha SBA COOF Trust CMO IO Series 2014-2 Class A (a)(b)(e)(g)
04/25/40	3.040%	2,266,028	291,751
KSBA (a)(b)(e)(g)
CMO IO Series 2012-2 Class A
08/25/38	0.856%	7,374,082	210,853
CMO IO Series 2013-2 Class A
03/25/39	1.576%	8,356,817	419,147

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

LB-UBS Commercial Mortgage Trust
Series 2006-C7 Class A3
11/15/38	5.347%	$730,000	$736,643
Series 2007-C1 Class AM
02/15/40	5.455%	250,000	253,838
Series 2007-C2 Class A3
02/15/40	5.430%	811,227	828,301
LB-UBS Commercial Mortgage Trust (a)(b)(e)
CMO IO Series 2006-C1 Class XCL
02/15/41	0.269%	7,716,434	1,174
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2 (a)
02/15/36	3.985%	1,535,000	1,620,947
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9 Class A4
09/12/49	5.700%	561,543	582,209
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(b)(e)
CMO IO Series 2006-4 Class XC
12/12/49	0.610%	15,677,685	50,943
Morgan Stanley Capital I Trust
Series 2007-HQ11 Class A4
02/12/44	5.447%	1,700,000	1,727,933
Morgan Stanley Capital I Trust (a)(b)(e)
CMO IO Series 2006-IQ12 Class X1
12/15/43	0.444%	39,718,866	74,374
CMO IO Series 2006-T21 Class X
10/12/52	0.086%	16,014,591	109,810
CMO IO Series 2007-HQ11 Class X
02/12/44	0.207%	62,897,328	87,786
Morgan Stanley Re-Remic Trust Series 2012-IO Class AXA (a)
03/27/51	1.000%	652,564	643,101
NCUA Guaranteed Notes Trust Series 2010-C1 Class A2
10/29/20	2.900%	234,980	235,114
NCUA Guaranteed Notes Series 2010-C1 Class APT
10/29/20	2.650%	957,340	957,423
NorthStar (a)(b)(g)
Series 2013-1A Class A
08/25/29	2.283%	616,876	617,455
Series 2013-1A Class B
08/25/29	5.433%	1,280,000	1,292,800
ORES NPL LLC Series 2013-LV2 Class A (a)
09/25/25	3.081%	97,235	96,749
PFP, Ltd. (a)(b)
Series 2015-2 Class A
07/14/34	1.886%	1,381,000	1,365,596
Series 2015-2 Class C
07/14/34	3.686%	938,000	919,108
Series 2015-2 Class D
07/14/34	4.436%	851,000	836,843
RAIT Financial Trust (a)(b)
Series 2014-FL2 Class B
05/13/31	2.589%	1,500,000	1,475,876

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2014-FL3 Class A
12/15/31	1.689%	$730,421	$714,609
Series 2015-FL4 Class A
12/15/31	1.786%	1,563,267	1,551,618
Series 2015-FL4 Class AS
12/15/31	2.186%	966,832	959,310
Subordinated, Series 2015-FL5
01/15/31	4.336%	1,485,000	1,482,202
RBS Commercial Funding, Inc., Trust Series 2013-SMV Class A (a)
03/11/31	3.260%	797,000	821,961
RCMC LLC Series 2012-CRE1 Class A (a)
11/15/44	5.624%	567,816	571,186
Resource Capital Corp., Ltd. (a)(b)
Series 2015-CRE4 Class A
08/15/32	1.841%	800,000	785,426
Subordinated, Series 2015-CRE4 Class B
08/15/32	3.441%	1,151,000	1,135,538
Rialto Real Estate Fund LLC Series 2015-LT7 Class A (a)
12/25/32	3.000%	1,275,260	1,275,260
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class A4
04/10/46	3.244%	857,000	893,304
VNDO Mortgage Trust (a)
Series 2012-6AVE Class A
11/15/30	2.996%	1,165,409	1,194,766
Series 2013-PENN Class A
12/13/29	3.808%	3,000,000	3,164,588
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/45	3.440%	960,000	1,021,860
WF-RBS Commercial Mortgage Trust (a)
Series 2011-C3 Class A4
03/15/44	4.375%	1,200,000	1,323,758
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27 Class A3
07/15/45	5.765%	228,692	228,339
Wachovia Bank Commercial Mortgage Trust (a)(b)(e)
CMO IO Series 2004-C12 Class IO
07/15/41	0.147%	20,559,948	110,212
CMO IO Series 2006-C24 Class XC
03/15/45	0.213%	8,203,338	82
Wachovia Bank Commercial Mortgage Trust (b)
Series 2004-C11 Class A5
01/15/41	5.171%	138,983	138,983
Wells Fargo Commercial Mortgage Trust Series 2013-120B Class A (a)(b)
03/18/28	2.710%	2,000,000	2,039,797

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Wells Fargo Resecuritization Trust Series 2012-IO Class A (a)
08/20/21	1.750%	$251,976	$251,976
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $93,102,889)			$92,141,949

Asset-Backed Securities - Non-Agency 9.9%

ARLP Securitization Trust Series 2015-1 Class A1 (a)(b)
05/25/55	3.967%	4,032,926	3,938,959
AXIS Equipment Finance Receivables II LLC Series 2013-1A Class A (a)
03/20/17	1.750%	85,406	85,400
Academic Loan Funding Trust (a)(b)
Series 2012-1A Class A1
12/27/22	1.233%	327,427	326,451
Series 2013-1A Class A
12/26/44	1.233%	1,473,662	1,417,476
Access Point Financial, Inc. Series 2016-1A (a)
02/16/21	6.250%	3,000,000	3,000,000
Ally Auto Receivables Trust
Series 2013-2 Class A4
11/15/18	1.240%	750,000	750,687
Series 2016-1 Class A3
04/15/20	1.470%	669,000	670,182
AmeriCredit Automobile Receivables Trust
Series 2013-3 Class A3
04/09/18	0.920%	305,197	305,102
Series 2013-5 Class A3
09/10/18	0.900%	1,642,644	1,641,167
Series 2014-1 Class A3
02/08/19	0.900%	502,919	501,959
American Credit Acceptance Receivables Trust (a)
Series 2014-2 Class B
03/10/20	2.260%	588,981	586,600
Series 2015-2 Class A
06/12/19	1.570%	1,631,215	1,625,208
Series 2015-2 Class C
05/12/21	4.320%	858,000	844,022
American Tower Trust I (a)
Pass-Through Certificates
03/15/43	1.551%	500,000	499,631
Series 13 Class 2A
03/15/23	3.070%	1,900,000	1,900,033
Asset-Backed Funding Certificates Trust Series 2005-AG1 Class A4 (b)
06/25/35	4.908%	649,993	664,242
Axis Equipment Finance Receivables II LLC Series 2015-1A Class A2 (a)
03/20/20	1.900%	868,765	868,212

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

BCC Funding Corp. X Series 2015-1 Class A2 (a)
10/20/20	2.224%	$2,699,000	$2,693,863
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	553,632	553,571
BXG Receivables Note Trust Series 2012-A Class A (a)
12/02/27	2.660%	470,701	469,735
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A (b)
12/25/33	1.333%	462,567	427,948
Blue Elephant Loan Trust Series 2015-1 Class A (a)
12/15/22	3.120%	870,555	869,331
CPS Auto Receivables Trust Subordinated, Series 2015-B Class C (a)
05/17/21	4.200%	1,480,000	1,431,068
CPS Auto Receivables Trust (a)
Series 2011-C Class A
03/15/19	4.210%	123,048	123,106
Series 2012-A Class A
06/17/19	2.780%	72,394	72,396
Series 2012-B Class A
09/16/19	2.520%	513,649	513,062
Series 2012-C Class A
12/16/19	1.820%	293,044	291,655
Series 2012-D Class A
03/16/20	1.480%	135,565	134,521
Series 2013-A Class A
06/15/20	1.310%	2,023,169	1,996,325
Series 2013-C Class A
04/16/18	1.640%	379,895	379,438
Series 2014-C Class A
02/15/19	1.310%	1,174,577	1,173,134
Series 2014-C Class C
08/17/20	3.770%	2,096,000	2,088,051
Series 2015-A Class C
02/16/21	4.000%	219,000	219,574
Series 2015-B Class A
11/15/19	1.650%	3,872,379	3,867,225
Series 2015-C Class D
08/16/21	4.630%	1,376,000	1,388,062
Series 2016-A
10/15/19	2.250%	1,924,306	1,923,477
Series 2016-A Class B
05/15/20	3.340%	1,436,395	1,439,384
Subordinated, Series 2014-B Class B
05/15/20	2.320%	1,750,000	1,739,925
Cabela’s Credit Card Master Note Trust Series 2015-2 Class A1
07/17/23	2.250%	926,000	935,579
California Republic Auto Receivables Trust Series 2015-2 Class A3
08/15/19	1.310%	1,000,000	997,703

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Capital Auto Receivables Asset Trust
Series 2013-2 Class A3
10/20/17	1.240%	$296,769	$296,746
Series 2014-1 Class A3
06/20/18	1.320%	627,148	626,912
Series 2014-2 Class A3
05/21/18	1.260%	1,500,000	1,499,307
Series 2015-4 Class A2
03/20/19	1.620%	1,867,924	1,866,885
CarFinance Capital Auto Trust (a)
Series 2013-2A Class B
08/15/19	3.150%	1,002,940	1,007,448
Series 2014-1A Class A
12/17/18	1.460%	146,318	145,786
Series 2014-1A Class B
04/15/20	2.720%	375,000	373,576
Series 2014-2A Class A
11/16/20	1.440%	834,258	821,452
Series 2015-1A Class A
06/15/21	1.750%	368,331	366,664
CarMax Auto Owner Trust Series 2013-2 Class A4
11/15/18	0.840%	4,000,000	3,985,271
Carlyle Global Market Strategies Commodities Funding Ltd. Series 2014-1A Class A (a)(b)(d)
10/15/21	2.522%	2,686,667	2,686,667
Carnow Auto Receivables Trust Series 2015-1A Class A (a)
01/15/20	1.690%	2,353,574	2,347,179
Chase Funding Trust (b)
Series 2003-2 Class 2A2
02/25/33	0.993%	629,361	572,051
Series 2003-4 Class 1A5
05/25/33	5.350%	585,026	601,987
Series 2003-6 Class 1A5
11/25/34	5.200%	579,652	602,350
Chrysler Capital Auto Receivables Trust (a)
Series 2014-AA Class A3
09/17/18	0.830%	304,105	303,752
Series 2014-BA Class A3
05/15/19	1.270%	1,464,540	1,465,864
Citi Held for Asset Issuance (a)
Series 2015-PM1 Class A
12/15/21	1.850%	1,222,347	1,220,915
Series 2016-MF1
08/15/22	4.480%	3,301,986	3,293,012
08/15/22	6.640%	3,250,000	3,234,978
Subordinated, Series 2015-PM1 Class B
12/15/21	2.930%	973,000	975,062
Concord Funding Co. LLC Series 2012-2 Class A (a)
01/15/17	3.145%	2,600,000	2,600,000
Conix Mortgage Asset Trust Series 2013-1 Class A (a)(d)(g)
12/25/47	4.704%	1,078,519	312,770

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Consumer Credit Origination Loan Trust Series 2015-1 Class A (a)
03/15/21	2.820%	$355,523	$357,710
Credit Acceptance Auto Loan Trust (a)
Series 2013-2A Class A
04/15/21	1.500%	403,760	403,514
Series 2014-1A Class A
10/15/21	1.550%	1,000,000	997,691
Series 2014-2A Class A
03/15/22	1.880%	4,200,000	4,194,117
Series 2015-2A Class A
02/15/23	2.400%	2,821,000	2,834,853
Series 2015-2A Class C
02/15/24	3.760%	434,000	434,721
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2 (a)(b)
01/25/43	5.150%	94,113	94,707
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3 (a)(b)
06/25/50	4.250%	198,474	198,459
DT Auto Owner Trust (a)
Series 2014-3A Class A
04/16/18	0.980%	175,922	175,845
Series 2015-2A Class A
09/17/18	1.240%	1,441,970	1,440,975
Series 2016-1A Class A
09/16/19	2.000%	2,568,911	2,570,855
Subordinated, Series 2015-2A Class D
02/15/22	4.250%	1,055,000	1,039,140
Drive Auto Receivables Trust (a)
Series 2015-AA Class D
07/15/22	4.120%	883,000	876,878
Series 2015-BA Class B
06/17/19	2.120%	2,857,000	2,854,132
Series 2015-CA Class A2A
02/15/18	1.030%	285,299	285,215
Series 2016-AA Class B
05/15/20	3.170%	1,953,000	1,961,225
Series 2016-AA Class C
05/17/21	3.910%	2,428,000	2,419,947
Subordinated, Series 2015-BA Class D
07/15/21	3.840%	1,921,000	1,889,188
Subordinated, Series 2015-CA Class D
09/15/21	4.200%	1,058,824	1,040,366
Subordinated, Series 2015-DA Class D
01/17/23	4.590%	1,320,000	1,308,151
Exeter Automobile Receivables Trust (a)
Series 2014-2A Class A
08/15/18	1.060%	826,870	825,587
Series 2014-2A Class C
12/16/19	3.260%	405,000	397,267
Series 2014-3A Class A
01/15/19	1.320%	604,481	602,211
Series 2014-3A Class B
11/15/19	2.770%	556,000	548,521
Series 2015-2A Class A
11/15/19	1.540%	2,633,257	2,621,900

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2016-1A Class A
07/15/20	2.350%	$1,566,364	$1,564,641
Subordinated, Series 2016-1A Class C
10/15/21	5.520%	2,230,000	2,229,861
Fifth Third Auto Series 2013-1 Class A3
10/16/17	0.880%	368,383	368,441
First Investors Auto Owner Trust (a)
Series 2013-1A Class A2
10/15/18	0.900%	9,006	9,005
Series 2014-3A Class A3
11/16/20	1.670%	1,200,000	1,194,662
Series 2015-1A Class A2
04/15/19	1.210%	603,297	602,013
Series 2015-2A Class A1
12/16/19	1.590%	1,646,922	1,649,684
Series 2015-2A Class D
12/15/21	4.220%	280,000	272,934
Series 2016-1A Class A1
05/15/20	1.920%	1,065,516	1,067,017
FirstKey Lending Trust (a)
Series 2015-SFR1 Class A
03/09/47	2.553%	1,961,829	1,942,688
Series 2015-SFR1 Class B
03/09/47	3.417%	1,202,000	1,174,684
Flagship Credit Auto Trust (a)
Series 2013-1 Class A
04/16/18	1.320%	49,397	49,390
Series 2013-2 Class A
01/15/19	1.940%	402,687	402,659
Series 2014-1 Class A
04/15/19	1.210%	698,693	695,661
Series 2014-1 Class B
02/18/20	2.550%	245,000	241,350
Series 2014-2 Class A
12/16/19	1.430%	1,119,207	1,115,672
Series 2014-2 Class B
11/16/20	2.840%	446,000	440,515
Series 2014-2 Class C
12/15/20	3.950%	220,000	215,160
Series 2015-3 Class A
10/15/20	2.380%	4,219,873	4,208,931
Series 2016-1 Class A
12/15/20	2.770%	2,716,868	2,707,658
Series 2016-1 Class C
06/15/22	6.220%	3,000,000	2,976,245
Subordinated, Series 2015-3 Class B
03/15/22	3.680%	757,000	759,236
Subordinated, Series 2015-3 Class C
03/15/22	4.650%	693,000	658,033
GCAT Series 2015-2 Class A1 (a)(b)
07/25/20	3.750%	3,723,965	3,705,756
GLC II Trust Series 2014-A Class A (a)
12/18/20	4.000%	1,100,024	1,078,023
GLC Trust Series 2014-A Class A (a)
07/15/21	3.000%	1,319,579	1,293,187

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

GLS Auto Receivables Trust (a)
Series 2015-1A Class A
12/15/20	2.250%	$3,069,782	$3,067,295
Subordinated, Series 2015-1A Class B
12/15/20	4.430%	954,000	958,551
GMAT Trust Series 2013-1A Class A (a)(b)
11/25/43	3.967%	738,118	739,228
GO Financial Auto Securitization Trust (a)
Series 2015-1 Class A
03/15/18	1.810%	1,773,818	1,772,066
Series 2015-2 Class A
11/15/18	3.270%	2,616,857	2,614,221
Subordinated, Series 2015-1 Class B
10/15/20	3.590%	1,244,000	1,240,027
Subordinated, Series 2015-2 Class B
08/17/20	4.800%	1,873,000	1,873,001
Gold Key Resorts Series 2014-A Class A (a)
03/17/31	3.220%	777,579	771,143
Green Tree Agency Advance Funding Trust I (a)
Series 2015-T1 Class AT1
10/15/46	2.302%	983,000	981,742
Series 2015-T2 Class AT2
10/15/48	3.095%	1,550,000	1,551,395
Series 2015-T2 Class DT2
10/15/48	4.669%	3,184,000	3,186,738
Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	1,321,796	1,320,903
Subordinated, Series 2013-4 Class A4
02/18/20	1.040%	1,400,000	1,399,717
Invitation Homes Trust Series 2014-SFR1 Class A (a)(b)
06/17/31	1.436%	2,989,289	2,921,811
LV Tower 52 Issuer (a)(d)
Series 2013-1 Class A
07/15/19	5.500%	3,095,894	3,032,119
Series 2013-1 Class M
07/15/19	7.500%	1,532,510	1,452,972
Lendmark Funding Trust Series 2016-A (a)(g)
08/21/23	4.820%	2,397,000	2,396,521
MarketPlace Loan Trust (a)
Series 2015-OD1 Class A
06/17/17	3.250%	310,290	309,241
Series 2015-OD1 Class B
06/17/17	5.250%	500,000	496,807
Series 2015-OD2 Class A
08/17/17	3.250%	360,835	360,114
Series 2015-OD4 Class A
12/18/17	3.250%	2,205,013	2,185,719
Subordinated, Series 2015-OD2 Class B
08/17/17	5.250%	713,000	710,196
Subordinated, Series 2015-OD3 Class B
09/17/17	5.875%	750,000	744,897

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

MarketPlace Loan Trust (a)(b)
Series 2015-OD3 Class A
09/17/17	3.875%	$2,455,595	$2,442,023
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A2A
06/15/18	0.820%	3,028,379	3,024,968
Mid-State Capital Corp. Trust (a)
Series 2006-1 Class M1
10/15/40	6.083%	1,422,318	1,486,172
Series 2010-1 Class M
12/15/45	5.250%	1,292,037	1,346,739
NCUA Guaranteed Notes CMO Series 2010-A1 Class A (b)
12/07/20	0.792%	145,597	145,259
NRPL Trust (a)
Series 2015-2A Class A1
10/25/57	3.750%	5,176,660	5,101,216
Series 2015-2A Class A2
10/25/57	3.750%	1,250,000	1,153,501
NRPL Trust (a)(b)
Series 2015-1A Class A1
11/01/54	3.875%	1,280,209	1,285,451
NRZ Advance Receivables Trust (a)
Series 2015-T1 Class AT1
08/15/46	2.315%	1,750,000	1,749,453
Series 2015-T1 Class CT1
08/15/46	3.100%	800,000	799,250
Series 2015-T1 Class DT1
08/15/46	3.600%	1,250,000	1,246,484
Series 2015-T2 Class DT2
08/17/48	4.679%	1,406,000	1,406,879
Nationstar HECM Loan Trust (a)
Series 2015-1A Class A
05/25/18	3.844%	1,825,818	1,816,689
Series 2015-2A Class A
11/25/25	2.883%	1,924,188	1,920,880
Series 2015-2A Class M1
11/25/25	4.115%	1,964,000	1,965,846
Series 2016-1A
02/25/26	4.360%	1,962,000	1,965,747
Oak Hill Advisors Residential Loan Trust (a)(b)
Series 2014-NPL2 Class A1
04/25/54	3.352%	1,588,543	1,580,341
Series 2014-NPL2 Class A2
04/25/54	4.000%	857,000	847,397
Series 2015-NPL1 Class A1
01/25/55	3.475%	916,046	910,611
Series 2015-NPL2 Class A1
07/25/55	3.721%	2,639,189	2,622,157
Series 2015-NPL2 Class A2
07/25/55	4.000%	513,000	503,148
Ocwen Master Advance Receivables Trust (a)
Series 2015-1 Class AT1
09/17/46	2.537%	985,000	984,454
Series 2015-T3 Class AT3
11/15/47	3.211%	5,024,000	5,027,989
Subordinated, Series 2015-1 Class DT1
09/17/46	4.100%	2,628,000	2,623,073
Subordinated, Series 2015-T3 Class DT3
11/15/47	4.687%	2,000,000	2,004,310

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Ocwen Master Advance Receivables Trust (a)(g)
Subordinated, Series 2015-T2 Class DT2
11/15/46	4.258%	$863,000	$861,921
Subordinated, Series 2015-T3 Class CT3
11/15/47	4.196%	852,000	852,000
OnDeck Asset Securitization Trust LLC Series 2014-1A Class A (a)
05/17/18	3.150%	2,992,000	2,980,358
OneMain Financial Issuance Trust (a)
Series 2014-1A Class A
06/18/24	2.430%	3,390,000	3,381,485
Series 2014-1A Class B
06/18/24	3.240%	402,000	393,184
Series 2014-2A Class A
09/18/24	2.470%	6,031,000	6,007,463
Series 2015-1A Class A
03/18/26	3.190%	1,726,000	1,706,672
Series 2015-2A Class A
07/18/25	2.570%	7,624,000	7,517,770
Series 2015-2A Class B
07/18/25	3.100%	1,395,000	1,377,959
Subordinated, Series 2014-2A Class B
09/18/24	3.020%	1,119,000	1,081,416
Oportun Funding II LLC (a)(g)
Series 2016-A Class A
03/08/21	4.700%	2,901,000	2,892,848
Subordinated, Series 2016-A Class B
03/08/21	6.410%	811,000	811,000
PFS Tax Lien Trust Series 2014-1 Class NOTE (a)
04/15/16	1.440%	400,640	400,387
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW1 Class M1 (b)
10/25/34	1.371%	129,633	129,493
Prestige Auto Receivables Trust (a)
Series 2014-1A Class A3
04/15/20	1.520%	1,000,000	999,739
Series 2015-1 Class A2
02/15/19	1.090%	1,093,327	1,092,100
Progreso Receivables Funding II LLC Series 2014-A Class A (a)
07/08/19	3.500%	3,000,000	3,004,268
Progreso Receivables Funding III LLC (a)
Series 2015-A Class A
02/08/20	3.625%	2,354,000	2,352,110
Series 2015-A Class B
02/08/20	5.500%	500,000	496,125
Progreso Receivables Funding IV LLC (a)
Series 2015-B Class A
07/28/20	3.000%	1,203,000	1,196,433
Series 2015-B Class B
07/28/20	5.000%	605,000	592,900
Progress Residential Trust (a)
Series 2015-SFR2 Class A
06/12/32	2.740%	3,404,538	3,381,189
Series 2015-SFR2 Class C
06/12/32	3.436%	2,500,000	2,417,887

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2015-SFR3 Class A
11/12/32	3.067%	$5,256,000	$5,279,912
Series 2015-SFR3 Class D
11/12/32	4.673%	1,295,000	1,263,695
Series 2015-SFR3 Class E
11/12/32	5.660%	1,000,000	983,449
Purchasing Power Funding LLC Series 2015-A Class A2 (a)
12/15/19	4.750%	3,500,000	3,482,500
RBSHD Trust Series 2013-1A Class A (a)(b)(d)
10/25/47	4.685%	1,486,827	1,514,019
RMAT LLC Series 2015-NPL1 Class A1 (a)(b)
05/25/55	3.750%	1,964,852	1,946,877
Residential Asset Mortgage Products Trust Series 2006-RZ1 Class A3 (b)
03/25/36	0.733%	749,902	733,093
SNAAC Auto Receivables Trust Series 2014-1A Class A (a)
09/17/18	1.030%	22,800	22,798
SPS Servicer Advance Receivables Trust (a)
Subordinated, Series 2015-T2
01/15/47	4.230%	1,719,000	1,719,211
Subordinated, Series 2015-T3 Class DT3
07/15/47	4.430%	1,782,000	1,784,715
Santander Drive Auto Receivables Trust
Series 2014-3 Class A3
07/16/18	0.810%	465,663	465,465
Series 2014-4 Class A3
09/17/18	1.080%	1,142,641	1,141,807
Santander Drive Auto Receivables Trust (a)
Series 2015-S1 Class R1
09/17/19	1.930%	1,866,197	1,852,200
Series 2015-S2 Class R1
11/18/19	1.840%	403,834	400,806
Series 2015-S7 Class R1
03/16/21	1.970%	1,616,750	1,604,624
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6 (b)
06/25/33	4.795%	22,760	22,980
Skopos Auto Receivables Trust Series 2015-2A Class A (a)
02/15/20	3.550%	731,338	730,296
Springleaf Funding Trust (a)
Series 2015-AA Class A
11/15/24	3.160%	1,537,000	1,513,483
Series 2015-AA Class B
11/15/24	3.620%	363,000	344,179
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2004-5H Class A4
12/25/33	5.540%	793,838	815,222
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (b)
Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.622%	524,346	530,509

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Sunset Mortgage Loan Co. LLC Series 2014-NPL2 Class A (a)(b)
11/16/44	3.721%	$1,249,003	$1,242,151
Trafigura Securitisation Finance PLC Series 2014-1A Class A (a)(b)(d)
10/15/21	1.386%	2,391,000	2,354,041
Tricon American Homes Trust Series 2015-SFR1 Class A (a)(b)
05/17/32	1.687%	638,000	619,903
Truman Capital Mortgage Loan Trust (a)(b)
Series 2014-NPL1 Class A1
07/25/53	3.228%	439,894	437,952
Series 2014-NPL2 Class A2
06/25/54	4.000%	503,590	499,087
Series 2014-NPL3 Class A1
04/25/53	3.125%	342,428	342,124
US Residential Opportunity Fund II Trust Series 2015-1II Class A (a)
02/27/35	3.721%	1,236,165	1,215,099
US Residential Opportunity Fund III Trust Series 2015-1III Class A (a)
01/27/35	3.721%	1,551,188	1,538,306
Vericrest Opportunity Loan Transferee XXIV LLC Series 2015-NPL6 Class A1 (a)(b)
02/25/55	3.500%	1,873,353	1,856,899
Vericrest Opportunity Loan Transferee XXV LLC Series 2015-NPL8 Class A1 (a)(b)
06/26/45	3.500%	6,696,693	6,585,358
Vericrest Opportunity Loan Transferee XXX LLC Series 2015-NPL1 Class A1 (a)(b)
10/25/57	3.625%	2,094,206	2,062,919
Vericrest Opportunity Loan Transferee XXXI LLC Series 2015-NPL2 Class A1 (a)(b)
02/25/55	3.375%	1,541,842	1,519,310
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1 (a)(b)
03/25/55	3.500%	2,410,986	2,384,489
Vericrest Opportunity Loan Transferee XXXIX LLC Series 2015-NP13 Class A1 (a)(b)
10/25/45	4.125%	2,162,449	2,151,393
Vericrest Opportunity Loan Transferee XXXV LLC Series 2015-NPL9 Class A1 (a)(b)
06/26/45	3.500%	3,426,478	3,385,479
Vericrest Opportunity Loan Transferee (a)(b)
Series 2014-NP11 Class A1
04/25/55	3.875%	966,513	966,560
Series 2014-NPL6 Class A1
09/25/43	3.125%	2,996,619	2,952,387
Series 2014-NPL6 Class A2
09/25/43	4.250%	1,012,056	993,964
Series 2014-NPL7 Class A1
08/27/57	3.375%	2,506,519	2,468,109
Series 2014-NPL8 Class A1
10/26/54	3.375%	265,716	262,341

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Vericrest Opportunity Loan Trust Series 2015-NPL3 Class A1 (a)(b)
10/25/58	3.375%	$1,778,750	$1,754,085
Westgate Resorts LLC Series 2012-3A Class A (a)
03/20/25	2.500%	150,260	150,079
Westlake Automobile Receivables Trust (a)
Series 2015-2A Class A2A
07/16/18	1.280%	1,052,745	1,050,625
Subordinated, Series 2015-3A Class D
05/17/21	4.400%	1,000,000	995,334
Total Asset-Backed Securities - Non-Agency (Cost: $339,491,802)			$337,469,381

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	1,073,330	1,072,430
01/15/22	0.125%	1,046,750	1,062,193
01/15/29	2.500%	1,103,480	1,385,786
Total			3,520,409
Total Inflation-Indexed Bonds (Cost: $3,427,094)			$3,520,409

U.S. Treasury Obligations 24.0%

U.S. Treasury
04/30/16	2.625%	4,000,000	4,007,385
12/31/16	3.250%	47,450,000	48,384,196
01/31/17	3.125%	15,000,000	15,309,960
03/31/17	3.250%	5,000,000	5,129,690
10/15/17	0.875%	13,890,000	13,922,555
11/15/17	4.250%	1,000,000	1,056,406
02/15/18	3.500%	6,000,000	6,309,138
08/31/18	1.500%	4,500,000	4,576,113
11/30/18	1.250%	14,000,000	14,155,862
05/15/19	3.125%	37,151,000	39,709,478
06/30/19	1.000%	1,500,000	1,504,042
02/15/20	8.500%	500,000	641,641
05/15/20	3.500%	28,000,000	30,672,040
08/15/20	2.625%	5,650,000	6,004,006
08/15/20	8.750%	28,500,000	37,692,361
08/31/20	2.125%	4,000,000	4,164,064
11/15/20	2.625%	2,900,000	3,084,423
01/31/21	2.125%	16,000,000	16,683,744
02/15/21	3.625%	6,600,000	7,345,853
05/15/21	3.125%	7,000,000	7,643,944
08/15/21	2.125%	30,000,000	31,245,690
10/31/21	2.000%	1,500,000	1,550,683
12/31/21	2.125%	2,000,000	2,080,078
01/31/22	1.500%	1,000,000	1,005,039
05/15/23	1.750%	62,000,000	62,852,500
08/15/23	2.500%	350,000	372,982
08/15/24	2.375%	9,500,000	10,004,687
08/15/28	5.500%	14,700,000	20,443,907
02/15/29	5.250%	720,000	988,538

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

08/15/29	6.125%	$5,250,000	$7,812,451
02/15/31	5.375%	1,800,000	2,580,961
02/15/36	4.500%	5,000,000	6,860,350
02/15/37	4.750%	2,000,000	2,830,234
02/15/38	4.375%	9,900,000	13,380,860
05/15/38	4.500%	15,600,000	21,439,033
02/15/39	3.500%	5,000,000	5,949,805
05/15/39	4.250%	3,000,000	3,970,194
11/15/39	4.375%	11,900,000	16,013,402
U.S. Treasury (h)
STRIPS
08/15/16	0.000%	6,000,000	5,991,594
11/15/16	0.000%	3,000,000	2,990,862
08/15/19	0.000%	2,000,000	1,931,568
02/15/20	0.000%	4,735,000	4,534,137
05/15/20	0.000%	35,061,000	33,324,990
08/15/20	0.000%	11,000,000	10,409,311
02/15/21	0.000%	28,185,000	26,383,978
05/15/21	0.000%	22,965,000	21,365,809
08/15/21	0.000%	19,045,000	17,622,129
11/15/21	0.000%	6,245,000	5,758,358
02/15/22	0.000%	3,790,000	3,464,602
05/15/22	0.000%	9,005,000	8,179,431
08/15/22	0.000%	2,500,000	2,260,445
11/15/22	0.000%	3,750,000	3,368,842
02/15/23	0.000%	20,665,000	18,445,021
05/15/23	0.000%	9,500,000	8,432,741
08/15/23	0.000%	1,500,000	1,323,524
11/15/23	0.000%	1,300,000	1,139,271
02/15/24	0.000%	1,350,000	1,175,175
08/15/24	0.000%	1,000,000	857,577
11/15/24	0.000%	4,500,000	3,836,754
02/15/25	0.000%	1,000,000	845,475
05/15/25	0.000%	1,500,000	1,258,874
02/15/26	0.000%	500,000	411,657
08/15/26	0.000%	1,452,000	1,178,713
11/15/26	0.000%	9,000,000	7,253,181
02/15/27	0.000%	15,200,000	12,158,419
08/15/27	0.000%	4,200,000	3,309,970
11/15/27	0.000%	12,540,000	9,821,880
02/15/28	0.000%	7,250,000	5,624,166
05/15/28	0.000%	1,660,000	1,277,651
08/15/28	0.000%	3,200,000	2,450,211
11/15/28	0.000%	1,700,000	1,289,955
02/15/29	0.000%	7,665,000	5,776,819
08/15/29	0.000%	6,400,000	4,766,054
11/15/29	0.000%	2,600,000	1,918,756
02/15/30	0.000%	7,650,000	5,608,597
05/15/30	0.000%	7,000,000	5,102,881
08/15/30	0.000%	6,250,000	4,509,219
11/15/30	0.000%	4,950,000	3,547,611
02/15/31	0.000%	6,600,000	4,716,558
05/15/31	0.000%	6,700,000	4,728,914
08/15/31	0.000%	3,800,000	2,663,146
11/15/31	0.000%	6,640,000	4,625,424
02/15/32	0.000%	6,875,000	4,756,311
05/15/32	0.000%	14,700,000	10,045,657
08/15/32	0.000%	1,500,000	1,018,061
11/15/32	0.000%	10,450,000	7,017,290

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)

02/15/33	0.000%	$9,850,000	$6,570,285
05/15/33	0.000%	29,425,000	19,468,168
08/15/33	0.000%	4,000,000	2,623,180
11/15/33	0.000%	7,400,000	4,812,782
02/15/34	0.000%	2,400,000	1,546,579
05/15/34	0.000%	400,000	255,494
08/15/34	0.000%	2,375,000	1,505,156
11/15/34	0.000%	1,850,000	1,161,569
02/15/35	0.000%	4,210,000	2,624,438
05/15/35	0.000%	3,050,000	1,888,569
Total U.S. Treasury Obligations (Cost: $773,040,092)			$822,312,084

U.S. Government & Agency Obligations 4.7%

Federal Farm Credit Banks
11/15/18	5.125%	2,664,000	2,950,191
Federal Home Loan Banks
10/24/29	4.000%	1,600,000	1,836,594
07/15/36	5.500%	2,000,000	2,755,306
Federal Home Loan Mortgage Corp.
11/17/17	5.125%	30,000,000	32,108,190
Federal National Mortgage Association (h)
06/01/17	0.000%	10,000,000	9,914,240
STRIPS
05/15/30	0.000%	3,750,000	2,445,611
Financing Corp. (h)
11/30/17	0.000%	3,250,000	3,199,895
STRIPS
05/11/18	0.000%	3,600,000	3,524,436
04/05/19	0.000%	1,000,000	966,900
Israel Government AID Bond
09/18/33	5.500%	1,000,000	1,352,059
Israel Government AID Bond (h)
05/01/23	0.000%	5,000,000	4,286,320
08/15/23	0.000%	2,285,000	1,941,450
11/15/23	0.000%	1,316,000	1,109,476
02/15/24	0.000%	2,000,000	1,672,822
11/01/24	0.000%	1,850,000	1,511,715
02/15/25	0.000%	2,250,000	1,820,612
02/15/25	0.000%	2,000,000	1,618,322
08/15/25	0.000%	2,500,000	1,988,047
11/15/26	0.000%	1,500,000	1,139,043
Private Export Funding Corp.
05/15/22	2.800%	1,500,000	1,579,997
Residual Funding Corp. (h)
STRIPS
10/15/19	0.000%	14,600,000	13,935,043
07/15/20	0.000%	40,873,000	38,293,628
10/15/20	0.000%	7,500,000	6,985,717
01/15/21	0.000%	2,000,000	1,853,582
Tennessee Valley Authority
07/18/17	5.500%	6,000,000	6,362,742
04/01/36	5.880%	500,000	680,131
09/15/39	5.250%	2,370,000	3,024,800
09/15/65	4.250%	2,258,000	2,381,732

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)

Tennessee Valley Authority (h)
STRIPS
11/01/25	0.000%	$8,500,000	$6,616,221
06/15/35	0.000%	750,000	383,143
Total U.S. Government & Agency Obligations (Cost: $155,903,719)			$160,237,965

Foreign Government Obligations(i) 1.2%

Australia 0.2%
Australia and New Zealand Banking Group Ltd. (a)
11/23/16	2.400%	1,119,000	1,129,128
CNOOC Finance Pty Ltd.
05/05/20	2.625%	1,000,000	1,000,853
Commonwealth Bank of Australia (a)
03/16/17	2.250%	325,000	328,110
National Australia Bank Ltd. (a)
06/20/17	2.000%	875,000	882,078
Westpac Banking Corp. (a)
11/28/16	2.450%	600,000	605,676
05/30/18	1.375%	600,000	598,524
03/03/20	2.000%	405,000	403,438
Total			4,947,807

Brazil —%
Petrobras Global Finance BV
03/15/19	7.875%	790,000	757,610

Canada 0.3%
CDP Financial, Inc. (a)
11/25/19	4.400%	1,000,000	1,101,781
CNOOC Nexen Finance ULC
04/30/24	4.250%	389,000	402,002
Hydro-Quebec
02/01/21	9.400%	750,000	987,627
01/15/22	8.400%	1,295,000	1,711,537
Province of Quebec
01/30/26	6.350%	440,000	555,717
Royal Bank of Canada
09/19/17	1.200%	3,820,000	3,816,218
10/01/18	2.000%	1,761,000	1,782,183
Total			10,357,065

China 0.1%
CNOOC Finance Ltd.
05/09/23	3.000%	1,300,000	1,258,348
Sinopec Group Overseas Development 2013 Ltd. (a)
10/17/23	4.375%	1,362,000	1,458,972

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)

China (continued)
State Grid Overseas Investment 2013 Ltd. (a)
05/22/18	1.750%	$377,000	$375,992
Total			3,093,312

Colombia 0.1%
Colombia Government International Bond
02/26/24	4.000%	493,000	495,465
01/28/26	4.500%	1,190,000	1,216,775
06/15/45	5.000%	601,000	558,930
Ecopetrol SA
01/16/25	4.125%	300,000	255,750
06/26/26	5.375%	580,000	527,800
Total			3,054,720

France —%
Electricite de France SA (a)
01/22/19	2.150%	674,000	681,816

Mexico 0.3%
Mexico Government International Bond
01/21/21	3.500%	4,305,000	4,455,675
01/30/25	3.600%	757,000	772,140
01/21/26	4.125%	830,000	870,255
03/08/44	4.750%	1,090,000	1,087,275
10/12/10	5.750%	458,000	463,725
Petroleos Mexicanos
01/23/26	4.500%	1,159,000	1,079,608
06/15/35	6.625%	550,000	528,000
01/23/46	5.625%	732,000	615,173
Petroleos Mexicanos (a)
02/04/21	6.375%	504,000	537,506
08/04/26	6.875%	598,000	646,194
Total			11,055,551
Norway 0.1%
Statoil ASA
01/15/18	6.700%	50,000	54,205
04/15/19	5.250%	880,000	967,343
01/15/24	2.650%	1,750,000	1,704,895
09/23/27	7.250%	400,000	519,960
Total			3,246,403

Peru —%
Peruvian Government International Bond
11/18/50	5.625%	98,000	110,250

Poland —%
Poland Government International Bond
01/22/24	4.000%	1,178,000	1,261,932

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)

South Africa —%
South Africa Government International Bond
09/16/25	5.875%	$459,000	$500,218
07/24/44	5.375%	1,006,000	994,089
Total			1,494,307

Sweden 0.1%
Stadshypotek AB (a)
10/02/19	1.875%	1,500,000	1,506,105

Turkey —%
Turkey Government International Bond
03/22/24	5.750%	353,000	383,026
04/14/26	4.250%	474,000	461,468
Total			844,494
Total Foreign Government Obligations (Cost: $42,035,773)			$42,411,372

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%

California —%
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009
05/15/39	6.582%	$420,000	$556,076
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	295,000	431,623
Total			987,699
District of Columbia —%
District of Columbia Water & Sewer Authority Taxable Revenue Bonds Senior Lien Series 2014-A
10/01/14	4.814%	411,000	445,052

New York 0.1%
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	528,590

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

New York (continued)
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	$835,000	$1,039,107
Total			1,567,697
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	1,265,000	1,781,575

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

Ohio (continued)
Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/11	4.800%	$1,514,000	$1,631,184
Total			3,412,759
Total Municipal Bonds (Cost: $5,395,993)			$6,413,207

		Shares	Value

Money Market Funds 3.3%

Columbia Short-Term Cash Fund, 0.420% (j)(k)		113,359,211	$113,359,211

Total Money Market Funds (Cost: $113,359,211)			$113,359,211

Total Investments
(Cost: $3,305,848,967) (l)			$3,414,906,741(m)
Other Assets & Liabilities, Net			10,296,785
Net Assets			$3,425,203,526

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $534,561,956 or 15.61% of net assets.

(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at March 31, 2016 was $21,026,220, which represents 0.61% of net assets. Information concerning such security holdings at March 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
AJAX Mortgage Loan Trust
CMO Series 2013-C Class A
03/25/53 4.5000%	11-15-2013	1,539,520
AJAX Mortgage Loan Trust
CMO Series 2013-A Class A
02/25/51 3.500%	01-28-2013	1,810,793
AJAX Mortgage Loan Trust
CMO Series 2013-B Class A1
03/25/52 3.750%	03-20-2013	905,759
Carlyle Global Market Strategies Commodities Funding Ltd.
Series 2014-1A Class A
10/15/21 2.522%	05-22-2014	2,686,667
Conix Mortgage Asset Trust
Series 2013-1 Class A
12/25/47 4.704%	05-16-2013	1,078,519
Homeowner Assistance Program Reverse Mortgage Loan Trust
CMO Series 2013-RM1 Class A
05/26/53 4.000%	05-03-2013	1,779,350
Lila Mexican Holdings LLC
12/24/35 5.000%	12-23-2015	3,347,421

Security Description	Acquisition Dates	Cost ($)
LV Tower 52 Issuer
Series 2013-1 Class A
07/15/19 5.500%	08-03-2015	3,095,894
LV Tower 52 Issuer
Series 2013-1 Class M
07/15/19 7.500%	08-03-2015	1,532,510
MASTR Asset Securitization Trust
CMO Series 2004-P7 Class A6
12/27/33 5.500%	10-12-2010	244,373
RBSHD Trust
Series 2013-1A Class A
10/25/47 4.685%	09-27-2013	1,486,827
Trafigura Securitisation Finance PLC
Series 2014-1A Class A
10/15/21 1.386%	10-23-2014	2,391,000

(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities amounted to $11,032,456, which represents 0.32% of net assets.

(h)	Zero coupon bond.
(i)	Principal and interest may not be guaranteed by the government.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	95,727,973	93,758,828	(76,127,590)	113,359,211	93,772	113,359,211

(l)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $3,305,849,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$127,833,000
Unrealized Depreciation	(18,775,000)
Net Unrealized Appreciation	$109,058,000

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	672,864,851	3,358,550	676,223,401
Residential Mortgage-Backed Securities - Agency	—	555,928,059	—	555,928,059
Residential Mortgage-Backed Securities - Non-Agency	—	94,962,325	5,374,262	100,336,587
Commercial Mortgage-Backed Securities - Agency	—	504,553,116	—	504,553,116
Commercial Mortgage-Backed Securities - Non-Agency	—	87,944,718	4,197,231	92,141,949
Asset-Backed Securities - Non-Agency	—	291,234,389	46,234,992	337,469,381
Inflation-Indexed Bonds	—	3,520,409	—	3,520,409
U.S. Treasury Obligations	479,378,295	342,933,789	—	822,312,084
U.S. Government & Agency Obligations	—	160,237,965	—	160,237,965
Foreign Government Obligations	—	42,411,372	—	42,411,372
Municipal Bonds	—	6,413,207	—	6,413,207
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	113,359,211
Total Investments	479,378,295	2,763,004,200	59,165,035	3,414,906,741

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2015	3,352,646	5,717,192	8,009,458	50,772,299	67,851,595
Increase (decrease) in accrued discounts/premiums	—	2,289	(118,134)	3,890	(111,955)
Realized gain (loss)	246	640	1,842	9,835	12,563
Change in unrealized appreciation (depreciation)(a)	11,482	4,149	(2,783)	(31,509)	(18,661)
Sales	(5,824)	(350,008)	(799,380)	(6,949,599)	(8,104,811)
Purchases	—	—	—	11,070,273	11,070,273
Transfers into Level 3	—	—	—	2,514,749	2,514,749
Transfers out of Level 3	—	—	(2,893,772)	(11,154,946)	(14,048,718)
Balance as of March 31, 2016	3,358,550	5,374,262	4,197,231	46,234,992	59,165,035

(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2016 was $(18,661), which is comprised of Corporate Bonds & Notes of $11,482, Residential Mortgage-Backed Securities — Non-Agency of $4,149, Commercial Mortgage-Backed Securities — Non-Agency of $(2,783) and Asset-Backed Securities — Non-Agency of $(31,509).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
CONSUMER DISCRETIONARY 20.7%
Auto Components 1.4%
Delphi Automotive PLC	41,299	$3,098,251
Hotels, Restaurants & Leisure 3.4%
Hilton Worldwide Holdings, Inc.	152,106	3,425,427
Norwegian Cruise Line Holdings Ltd. (a)	55,065	3,044,544
Starwood Hotels & Resorts Worldwide, Inc.	14,278	1,191,214
Total		7,661,185
Media 1.7%
AMC Networks, Inc., Class A (a)	34,934	2,268,614
Scripps Networks Interactive, Inc., Class A	25,777	1,688,393
Total		3,957,007
Multiline Retail 3.8%
Dollar General Corp.	36,417	3,117,295
Dollar Tree, Inc. (a)	68,230	5,626,246
Total		8,743,541
Specialty Retail 9.2%
AutoZone, Inc. (a)	2,375	1,892,139
Burlington Stores, Inc. (a)	51,201	2,879,544
L Brands, Inc.	29,871	2,622,973
O’Reilly Automotive, Inc. (a)	10,686	2,924,331
Ross Stores, Inc.	58,809	3,405,041
Signet Jewelers Ltd.	27,797	3,447,662
Ulta Salon Cosmetics & Fragrance, Inc. (a)	20,060	3,886,424
Total		21,058,114
Textiles, Apparel & Luxury Goods 1.2%
Kate Spade & Co. (a)	81,282	2,074,316
Under Armour, Inc., Class A (a)	8,449	716,729
Total		2,791,045
TOTAL CONSUMER DISCRETIONARY		47,309,143
CONSUMER STAPLES 8.1%
Beverages 1.7%
Constellation Brands, Inc., Class A	17,516	2,646,492
Monster Beverage Corp. (a)	8,926	1,190,550
Total		3,837,042
Food & Staples Retailing 1.1%
Sprouts Farmers Market, Inc. (a)	87,022	2,527,119

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 4.0%
Hain Celestial Group, Inc. (The) (a)	110,841	$4,534,505
JM Smucker Co. (The)	19,107	2,480,853
Mead Johnson Nutrition Co.	24,987	2,123,145
Total		9,138,503
Household Products 1.3%
Church & Dwight Co., Inc.	32,354	2,982,392
TOTAL CONSUMER STAPLES		18,485,056
ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
Concho Resources, Inc. (a)	11,119	1,123,464
Noble Energy, Inc.	56,673	1,780,099
Total		2,903,563
TOTAL ENERGY		2,903,563
FINANCIALS 12.1%
Banks 1.2%
First Republic Bank	42,099	2,805,477
Capital Markets 2.9%
Affiliated Managers Group, Inc. (a)	24,622	3,998,613
TD Ameritrade Holding Corp.	79,678	2,512,247
Total		6,510,860
Consumer Finance 1.3%
SLM Corp. (a)	468,510	2,979,724
Diversified Financial Services 0.8%
Intercontinental Exchange, Inc.	7,447	1,751,088
Real Estate Investment Trusts (REITs) 4.5%
Crown Castle International Corp.	49,125	4,249,313
Equinix, Inc.	5,020	1,660,164
MFA Financial, Inc.	256,089	1,754,210
Starwood Property Trust, Inc.	136,793	2,589,491
Total		10,253,178
Real Estate Management & Development 1.4%
CBRE Group, Inc., Class A (a)	112,638	3,246,227
TOTAL FINANCIALS		27,546,554

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 13.9%
Biotechnology 1.0%
BioMarin Pharmaceutical, Inc. (a)	26,029	$2,146,872
Health Care Equipment & Supplies 2.6%
Align Technology, Inc. (a)	42,988	3,124,798
Cooper Companies, Inc. (The)	7,431	1,144,151
DexCom, Inc. (a)	25,364	1,722,469
Total		5,991,418
Health Care Providers & Services 7.9%
Centene Corp. (a)	69,437	4,275,236
Envision Healthcare Holdings, Inc. (a)	109,393	2,231,617
Henry Schein, Inc. (a)	31,721	5,475,996
Laboratory Corp. of America Holdings (a)	22,952	2,688,368
Universal Health Services, Inc., Class B	27,645	3,447,885
Total		18,119,102
Life Sciences Tools & Services 1.0%
Illumina, Inc. (a)	2,709	439,156
Quintiles Transnational Holdings, Inc. (a)	27,915	1,817,266
Total		2,256,422
Pharmaceuticals 1.4%
Endo International PLC (a)	55,754	1,569,475
Jazz Pharmaceuticals PLC (a)	11,932	1,557,723
Total		3,127,198
TOTAL HEALTH CARE		31,641,012
INDUSTRIALS 13.5%
Airlines 1.4%
Spirit Airlines, Inc. (a)	66,140	3,173,397
Commercial Services & Supplies 3.7%
Copart, Inc. (a)	82,125	3,348,236
Stericycle, Inc. (a)	40,710	5,137,195
Total		8,485,431
Construction & Engineering 0.9%
Quanta Services, Inc. (a)	97,868	2,207,902
Electrical Equipment 1.4%
AMETEK, Inc.	64,090	3,203,218

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 2.9%
Carlisle Companies, Inc.	16,377	$1,629,512
Roper Technologies, Inc.	27,017	4,937,897
Total		6,567,409
Machinery 0.3%
Flowserve Corp.	15,540	690,131
Professional Services 1.6%
IHS, Inc., Class A (a)	28,932	3,592,197
Road & Rail 0.6%
JB Hunt Transport Services, Inc.	15,735	1,325,517
Trading Companies & Distributors 0.7%
WESCO International, Inc. (a)	29,816	1,630,041
TOTAL INDUSTRIALS		30,875,243
INFORMATION TECHNOLOGY 19.5%
Communications Equipment 0.9%
Palo Alto Networks, Inc. (a)	13,032	2,126,040
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	80,696	4,665,843
IT Services 4.5%
FleetCor Technologies, Inc. (a)	15,112	2,247,910
Global Payments, Inc.	26,582	1,735,805
Vantiv, Inc., Class A (a)	115,875	6,243,345
Total		10,227,060
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	51,420	3,043,550
NXP Semiconductors NV (a)	37,514	3,041,260
Xilinx, Inc.	18,478	876,411
Total		6,961,221
Software 9.0%
Check Point Software Technologies Ltd. (a)	30,748	2,689,527
Electronic Arts, Inc. (a)	68,763	4,545,922
Intuit, Inc.	33,469	3,481,111
Red Hat, Inc. (a)	63,610	4,739,581
ServiceNow, Inc. (a)	45,396	2,777,327

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Splunk, Inc. (a)	49,230	$2,408,824
Total		20,642,292
TOTAL INFORMATION TECHNOLOGY		44,622,456
MATERIALS 3.6%
Chemicals 2.8%
Axalta Coating Systems Ltd. (a)	106,817	3,119,056
FMC Corp.	56,867	2,295,721
WR Grace & Co. (a)	15,338	1,091,759
Total		6,506,536
Containers & Packaging 0.3%
Sealed Air Corp.	13,808	662,922
Metals & Mining 0.5%
Reliance Steel & Aluminum Co.	15,973	1,105,172
TOTAL MATERIALS		8,274,630
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
SBA Communications Corp., Class A (a)	61,231	6,133,509
TOTAL TELECOMMUNICATION SERVICES		6,133,509

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 0.6%
Independent Power and Renewable Electricity Producers 0.6%
Abengoa Yield PLC	79,419	$1,412,070
TOTAL UTILITIES		1,412,070
Total Common Stocks (Cost: $194,667,049)		$219,203,236

	Shares	Value

Money Market Funds 5.2%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	11,887,666	$11,887,666
Total Money Market Funds (Cost: $11,887,666)		$11,887,666
Total Investments (Cost: $206,554,715)		$231,090,902(d)
Other Assets & Liabilities, Net		(2,848,695)
Net Assets		$228,242,207

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,349,790	13,200,835	(10,662,959)	11,887,666	7,026	11,887,666

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	47,309,143	—	—	47,309,143
Consumer Staples	18,485,056	—	—	18,485,056
Energy	2,903,563	—	—	2,903,563
Financials	27,546,554	—	—	27,546,554
Health Care	31,641,012	—	—	31,641,012
Industrials	30,875,243	—	—	30,875,243
Information Technology	44,622,456	—	—	44,622,456
Materials	8,274,630	—	—	8,274,630
Telecommunication Services	6,133,509	—	—	6,133,509
Utilities	1,412,070	—	—	1,412,070
Total Common Stocks	219,203,236	—	—	219,203,236
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	11,887,666
Total Investments	219,203,236	—	—	231,090,902

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Loomis Sayles Growth Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 9.4%
Hotels, Restaurants & Leisure 2.6%
Yum! Brands, Inc.	681,084	$55,746,725
Internet & Catalog Retail 5.9%
Amazon.com, Inc. (a)	211,916	125,801,814
Specialty Retail 0.9%
Lowe’s Companies, Inc.	254,161	19,252,696
TOTAL CONSUMER DISCRETIONARY		200,801,235
CONSUMER STAPLES 18.0%
Beverages 10.7%
Coca-Cola Co. (The)	1,836,680	85,203,585
Monster Beverage Corp. (a)	658,200	87,790,716
SABMiller PLC, ADR	912,573	55,666,953
Total		228,661,254
Food Products 3.8%
Danone SA, ADR	5,728,469	81,401,545
Household Products 3.5%
Procter & Gamble Co. (The)	921,568	75,854,262
TOTAL CONSUMER STAPLES		385,917,061
ENERGY 2.5%
Energy Equipment & Services 2.5%
Schlumberger Ltd.	733,493	54,095,109
TOTAL ENERGY		54,095,109
FINANCIALS 5.8%
Capital Markets 3.0%
Greenhill & Co., Inc.	193,775	4,301,805
SEI Investments Co.	1,390,399	59,856,677
Total		64,158,482
Consumer Finance 0.9%
American Express Co.	314,632	19,318,405
Diversified Financial Services 1.9%
Factset Research Systems, Inc.	262,559	39,785,565
TOTAL FINANCIALS		123,262,452

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 13.4%
Biotechnology 2.1%
Amgen, Inc.	303,867	$45,558,779
Health Care Equipment & Supplies 2.3%
Varian Medical Systems, Inc. (a)	606,586	48,539,012
Health Care Technology 2.0%
Cerner Corp. (a)	823,937	43,635,704
Pharmaceuticals 7.0%
Merck & Co., Inc.	527,009	27,884,046
Novartis AG, ADR	653,671	47,351,927
Novo Nordisk A/S, ADR	1,358,110	73,595,981
Total		148,831,954
TOTAL HEALTH CARE		286,565,449
INDUSTRIALS 5.9%
Air Freight & Logistics 5.9%
Expeditors International of Washington, Inc.	1,340,236	65,416,919
United Parcel Service, Inc., Class B	572,102	60,339,598
Total		125,756,517
TOTAL INDUSTRIALS		125,756,517
INFORMATION TECHNOLOGY 44.5%
Communications Equipment 5.1%
Cisco Systems, Inc.	3,839,903	109,322,038
Internet Software & Services 17.2%
Alibaba Group Holding Ltd., ADR (a)	1,238,351	97,866,880
Alphabet, Inc., Class A (a)	86,880	66,280,752
Alphabet, Inc., Class C (a)	87,112	64,894,084
Facebook, Inc., Class A (a)	1,227,581	140,066,992
Total		369,108,708
IT Services 6.1%
Automatic Data Processing, Inc.	218,673	19,617,155
Visa, Inc., Class A	1,433,808	109,657,636
Total		129,274,791
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	150,585	8,913,126
ARM Holdings PLC, ADR	981,626	42,887,240
QUALCOMM, Inc.	1,508,988	77,169,646
Total		128,970,012

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 10.1%
Autodesk, Inc. (a)	944,489	$55,073,154
Microsoft Corp.	1,020,046	56,337,141
Oracle Corp.	2,582,095	105,633,506
Total		217,043,801
TOTAL INFORMATION TECHNOLOGY		953,719,350
Total Common Stocks (Cost: $1,903,880,853)		$2,130,117,173

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	12,928,447	$12,928,447
Total Money Market Funds (Cost: $12,928,447)		$12,928,447
Total Investments
(Cost: $1,916,809,300)		$2,143,045,620(d)
Other Assets & Liabilities, Net		(1,505,983)
Net Assets		$2,141,539,637

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,282,601	55,371,136	(51,725,290)	12,928,447	10,146	12,928,447

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	200,801,235	—	—	200,801,235
Consumer Staples	385,917,061	—	—	385,917,061
Energy	54,095,109	—	—	54,095,109
Financials	123,262,452	—	—	123,262,452
Health Care	286,565,449	—	—	286,565,449
Industrials	125,756,517	—	—	125,756,517
Information Technology	953,719,350	—	—	953,719,350
Total Common Stocks	2,130,117,173	—	—	2,130,117,173
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	12,928,447
Total Investments	2,130,117,173	—	—	2,143,045,620

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – MFS® Value Fund (formerly Variable Portfolio — MFS Value Fund)

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 7.8%
Auto Components 1.4%
Delphi Automotive PLC	167,174	$12,541,394
Johnson Controls, Inc.	384,318	14,976,872
Total		27,518,266
Automobiles 0.5%
Harley-Davidson, Inc.	185,241	9,508,421
Household Durables 0.4%
Newell Rubbermaid, Inc.	144,761	6,411,465
Media 4.3%
Comcast Corp., Class A	395,834	24,177,541
Omnicom Group, Inc.	367,672	30,601,340
Time Warner, Inc.	225,435	16,355,309
Time, Inc.	20,997	324,194
Viacom, Inc., Class B	171,671	7,086,579
Walt Disney Co. (The)	51,017	5,066,498
Total		83,611,461
Multiline Retail 0.7%
Target Corp.	171,851	14,139,900
Specialty Retail 0.5%
Advance Auto Parts, Inc.	40,063	6,423,701
Bed Bath & Beyond, Inc. (a)	68,520	3,401,333
Total		9,825,034
TOTAL CONSUMER DISCRETIONARY		151,014,547
CONSUMER STAPLES 12.5%
Beverages 1.1%
Diageo PLC	806,180	21,785,425
Food & Staples Retailing 1.8%
CVS Health Corp.	338,224	35,083,975
Food Products 4.9%
Archer-Daniels-Midland Co.	387,994	14,088,062
Danone SA	208,254	14,813,131
General Mills, Inc.	487,641	30,892,058
JM Smucker Co. (The)	30,944	4,017,769
Nestlé SA, Registered Shares	416,386	31,113,654
Total		94,924,674

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.5%
Procter & Gamble Co. (The)	116,977	$9,628,377
Tobacco 4.2%
Altria Group, Inc.	208,538	13,066,991
Philip Morris International, Inc.	691,423	67,835,511
Total		80,902,502
TOTAL CONSUMER STAPLES		242,324,953
ENERGY 6.0%
Energy Equipment & Services 1.6%
Baker Hughes, Inc.	29,006	1,271,333
National Oilwell Varco, Inc.	287,081	8,928,219
Schlumberger Ltd.	288,071	21,245,237
Total		31,444,789
Oil, Gas & Consumable Fuels 4.4%
California Resources Corp.	1	1
Chevron Corp.	222,302	21,207,611
EOG Resources, Inc.	219,553	15,935,156
Exxon Mobil Corp.	356,353	29,787,547
Occidental Petroleum Corp.	258,960	17,720,633
Total		84,650,948
TOTAL ENERGY		116,095,737
FINANCIALS 26.0%
Banks 10.8%
BB&T Corp.	291,906	9,711,713
Citigroup, Inc.	336,700	14,057,225
JPMorgan Chase & Co.	1,363,302	80,734,744
PNC Financial Services Group, Inc. (The)	171,127	14,472,210
U.S. Bancorp	844,576	34,281,340
Wells Fargo & Co.	1,175,510	56,847,664
Total		210,104,896
Capital Markets 5.3%
Bank of New York Mellon Corp. (The)	531,397	19,571,351
BlackRock, Inc.	53,321	18,159,533
Franklin Resources, Inc.	477,111	18,631,185
Goldman Sachs Group, Inc. (The)	207,444	32,564,559
State Street Corp.	236,205	13,822,717
Total		102,749,345
Consumer Finance 0.9%
American Express Co.	268,676	16,496,706

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 1.2%
McGraw Hill Financial, Inc.	37,901	$3,751,441
Nasdaq, Inc.	303,004	20,113,406
Total		23,864,847
Insurance 7.8%
Aon PLC	289,593	30,247,989
Chubb Ltd.	294,217	35,055,955
MetLife, Inc.	667,013	29,308,551
Prudential Financial, Inc.	218,445	15,776,098
Travelers Companies, Inc. (The)	358,207	41,806,339
Total		152,194,932
TOTAL FINANCIALS		505,410,726
HEALTH CARE 14.3%
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	481,468	20,139,807
Medtronic PLC	545,179	40,888,425
St. Jude Medical, Inc.	203,177	11,174,735
Total		72,202,967
Health Care Providers & Services 1.4%
CIGNA Corp.	64,811	8,894,661
Express Scripts Holding Co. (a)	180,016	12,365,299
McKesson Corp.	37,587	5,910,556
Total		27,170,516
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	165,448	23,425,782
Pharmaceuticals 8.0%
Allergan PLC (a)	21,017	5,633,186
Endo International PLC (a)	118,301	3,330,173
Johnson & Johnson	626,421	67,778,752
Merck & Co., Inc.	513,892	27,190,026
Novartis AG, Registered Shares	66,487	4,819,452
Pfizer, Inc.	1,433,394	42,485,798
Roche Holding AG, Genusschein Shares	19,071	4,694,614
Total		155,932,001
TOTAL HEALTH CARE		278,731,266
INDUSTRIALS 18.0%
Aerospace & Defense 6.5%
Honeywell International, Inc.	366,311	41,045,148
Lockheed Martin Corp.	130,847	28,982,610
Northrop Grumman Corp.	92,907	18,386,295

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
United Technologies Corp.	379,637	$38,001,664
Total		126,415,717
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	264,674	27,915,167
Commercial Services & Supplies 1.3%
Tyco International PLC	660,801	24,258,005
Electrical Equipment 1.0%
Eaton Corp. PLC	310,140	19,402,358
Industrial Conglomerates 3.5%
3M Co.	243,020	40,494,423
Danaher Corp.	291,753	27,675,689
Total		68,170,112
Machinery 2.9%
Caterpillar, Inc.	81,634	6,248,267
Cummins, Inc.	42,647	4,688,611
Deere & Co.	64,167	4,940,217
Illinois Tool Works, Inc.	159,209	16,309,370
Ingersoll-Rand PLC	89,080	5,523,851
Pentair PLC	152,109	8,253,434
Stanley Black & Decker, Inc.	93,562	9,843,658
Total		55,807,408
Professional Services 0.2%
Equifax, Inc.	37,281	4,260,846
Road & Rail 1.2%
Canadian National Railway Co.	169,769	10,603,772
Union Pacific Corp.	155,768	12,391,344
Total		22,995,116
TOTAL INDUSTRIALS		349,224,729
INFORMATION TECHNOLOGY 7.8%
IT Services 5.3%
Accenture PLC, Class A	475,784	54,905,474
Fidelity National Information Services, Inc.	252,815	16,005,718
Fiserv, Inc. (a)	90,918	9,326,368
International Business Machines Corp.	148,952	22,558,780
Total		102,796,340

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc.	107,154	$6,342,446
Texas Instruments, Inc.	455,472	26,153,202
Total		32,495,648
Software 0.8%
Oracle Corp.	380,817	15,579,223
TOTAL INFORMATION TECHNOLOGY		150,871,211
MATERIALS 3.8%
Chemicals 3.3%
EI du Pont de Nemours & Co.	243,597	15,424,562
Monsanto Co.	77,882	6,833,367
PPG Industries, Inc.	384,560	42,874,594
Total		65,132,523
Containers & Packaging 0.5%
Crown Holdings, Inc. (a)	190,694	9,456,516
TOTAL MATERIALS		74,589,039
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc.	617,780	33,409,542

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.2%
Vodafone Group PLC	1,432,768	$4,551,880
TOTAL TELECOMMUNICATION SERVICES		37,961,422
UTILITIES 1.0%
Electric Utilities 1.0%
Duke Energy Corp.	198,793	16,038,619
Xcel Energy, Inc.	109,735	4,589,118
Total		20,627,737
TOTAL UTILITIES		20,627,737
Total Common Stocks (Cost: $1,488,919,905)		$1,926,851,367

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	15,136,856	$15,136,856
Total Money Market Funds (Cost: $15,136,856)		$15,136,856
Total Investments
(Cost: $1,504,056,761)		$1,941,988,223(d)
Other Assets & Liabilities, Net		1,232,074
Net Assets		$1,943,220,297

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,301,363	62,134,160	(58,298,667)	15,136,856	16,736	15,136,856

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	151,014,547	—	—	151,014,547
Consumer Staples	174,612,743	67,712,210	—	242,324,953
Energy	116,095,737	—	—	116,095,737
Financials	505,410,726	—	—	505,410,726
Health Care	269,217,200	9,514,066	—	278,731,266
Industrials	349,224,729	—	—	349,224,729
Information Technology	150,871,211	—	—	150,871,211
Materials	74,589,039	—	—	74,589,039
Telecommunication Services	33,409,542	4,551,880	—	37,961,422
Utilities	20,627,737	—	—	20,627,737
Total Common Stocks	1,845,073,211	81,778,156	—	1,926,851,367
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	15,136,856
Total Investments	1,845,073,211	81,778,156	—	1,941,988,223

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderately Aggressive Portfolio

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 65.3%
Global Real Estate 0.5%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	5,948,286	$54,902,681
International 19.9%
Columbia Variable Portfolio - Emerging Markets Fund, Class 1 (a)	20,573,833	285,564,796
Columbia Variable Portfolio – Select International Equity Fund, Class 1 (a)	3,970,995	50,947,871
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	8,283,462	92,526,273
Variable Portfolio – DFA International Value Fund, Class 1 (a)	42,593,407	363,321,764
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	40,068,195	461,184,923
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	44,435,991	443,471,188
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	29,716,979	290,334,881
Total		1,987,351,696
U.S. Large Cap 39.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	34,442,522	577,256,677
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	17,547,940	217,594,458
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	14,509,933	524,679,163
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	6,062,912	103,251,385
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	12,621,510	246,498,097
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	23,035,192	474,755,300
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	28,886,566	549,422,479
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	30,542,766	541,828,679
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	17,815,753	348,832,451
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	22,375,570	355,771,561
Total		3,939,890,250
U.S. Mid Cap 1.3%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	3,733,473	68,135,880

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	3,069,266	$60,004,154
Total		128,140,034
U.S. Small Cap 4.0%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)	10,480,331	182,148,153
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	5,946,966	98,422,290
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	5,307,721	113,903,677
Total		394,474,120
Total Equity Funds (Cost: $5,192,615,679)		$6,504,758,781

Fixed-Income Funds 31.1%
Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	2,080,204	18,721,834
Floating Rate 0.2%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	2,371,272	18,685,626
High Yield 0.1%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	1,882,577	15,606,568
Investment Grade 30.5%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	20,038,449	203,991,415
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)	77,450,989	801,617,740
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	14,045,611	133,152,391
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	15,705,738	166,166,708
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	65,616,387	727,029,569
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	49,388,454	548,211,844
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	37,487,536	399,242,254

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	5,979,775	$60,993,700
Total		3,040,405,621
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	2,336,694	10,631,957
Total Fixed-Income Funds (Cost: $3,093,162,864)		$3,104,051,606

Alternative Investment Funds 1.5%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 (a)(b)	2,103,327	11,904,829
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 (a)(b)	6,147,788	59,141,723

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 (a)	8,415,619	$76,582,132
Total Alternative Investment Funds (Cost: $164,833,151)		$147,628,684

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.420% (a)(c)	195,413,453	195,413,453
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010% (a)(c)	997	997
Total Money Market Funds (Cost: $195,414,450)		$195,414,450
Total Investments
(Cost: $8,646,026,144)		$9,951,853,521(d)
Other Assets & Liabilities, Net		5,443,998
Net Assets		$9,957,297,519

At March 31, 2016, cash totaling $4,673,600 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND (CBT)	200	USD	32,887,500	06/2016	—	(369,140)
US ULTRA BOND (CBT)	807	USD	139,232,719	06/2016	298,964	—
Total			172,120,219		298,964	(369,140)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	192,941,575	77,698,370	(75,226,492)	—	195,413,453	—	191,454	195,413,453
Columbia Variable Portfolio – Cash Management Fund, Class 1	997	—	—	—	997	—	—	997
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	20,078,353	—	—	—	20,078,353	—	—	11,904,829
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	420,796,329	—	(17,536,229)	6,797,950	410,058,050	—	—	577,256,677
Columbia Variable Portfolio – Core Bond Fund, Class 1	215,367,138	—	(14,613,525)	300,446	201,054,059	—	—	203,991,415
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1	61,058,639	—	—	—	61,058,639	—	—	59,141,723
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	20,591,073	340,102	—	—	20,931,175	—	340,102	18,721,834
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	369,496,286	371,284	(50,677,000)	(127,884)	319,062,686	—	371,284	285,564,796

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	16,068,898	—	—	—	16,068,898	—	—	15,606,568
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	818,746,999	—	(14,613,525)	(1,122,215)	803,011,259	—	—	801,617,740
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	191,864,056	—	(17,536,228)	5,150,821	179,478,649	—	—	217,594,458
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	492,780,910	—	(17,536,229)	3,683,674	478,928,355	—	—	524,679,163
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	145,139,837	—	—	—	145,139,837	—	—	133,152,391
Columbia Variable Portfolio - Select International Equity Fund, Class 1	—	50,870,095	—	—	50,870,095	—	193,095	50,947,871
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	73,915,791	—	(14,613,524)	5,478,475	64,780,742	—	—	103,251,385
Columbia Variable Portfolio – Strategic Income Fund, Class 1	12,593,152	—	—	—	12,593,152	—	—	10,631,957
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	224,486,702	—	(14,613,524)	(3,264,356)	206,608,822	—	—	182,148,153
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	177,695,723	—	(14,613,523)	41,534	163,123,734	—	—	166,166,708
Variable Portfolio – American Century Diversified Bond Fund, Class 1	732,893,754	—	(14,613,524)	342,570	718,622,800	—	—	727,029,569
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	83,696,159	—	—	—	83,696,159	—	—	76,582,132
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	101,549,286	615,738	—	—	102,165,024	—	615,737	92,526,273
Variable Portfolio – DFA International Value Fund, Class 1	413,669,888	1,737,180	—	—	415,407,068	—	1,737,181	363,321,764
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	22,356,396	—	—	—	22,356,396	—	—	18,685,626
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	151,698,446	—	(29,227,048)	13,786,764	136,258,162	—	—	246,498,097
Variable Portfolio – Invesco International Growth Fund, Class 1	431,759,553	1,126,379	—	—	432,885,932	—	1,126,378	461,184,923
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	555,243,416	—	(14,613,524)	(112,244)	540,517,648	—	—	548,211,844
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	41,669,307	—	—	—	41,669,307	—	—	68,135,880
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	286,807,779	—	(17,536,229)	9,100,478	278,372,028	—	—	474,755,300
Variable Portfolio – MFS Value Fund, Class 1	298,717,041	—	(14,613,523)	7,165,655	291,269,173	—	—	549,422,479
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	63,893,115	—	—	—	63,893,115	—	—	54,902,681
Variable Portfolio – NFJ Dividend Value Fund, Class 1	334,275,631	—	—	—	334,275,631	—	—	541,828,679
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	222,066,637	—	(29,227,048)	14,758,118	207,597,707	—	—	348,832,451
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	73,675,795	—	—	—	73,675,795	—	—	98,422,290
Variable Portfolio – Partners Small Cap Value Fund, Class 1	77,164,209	—	—	—	77,164,209	—	—	113,903,677

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Pyramis® International Equity Fund, Class 1	470,711,697	3,262,914	—	—	473,974,611	—	3,262,914	443,471,188
Variable Portfolio – Pyrford International Equity Fund, Class 1	304,578,445	1,294,652	—	—	305,873,097	—	1,294,652	290,334,881
Variable Portfolio – Sit Dividend Growth Fund, Class 1	222,607,639	—	(17,536,228)	7,583,531	212,654,942	—	—	355,771,561
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	403,378,669	—	(14,613,524)	559,601	389,324,746	—	—	399,242,254
Variable Portfolio – Victory Established Value Fund, Class 1	35,692,481	—	—	—	35,692,481	—	—	60,004,154
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	75,023,238	—	(14,613,523)	9,443	60,419,158	—	—	60,993,700
Total	8,856,751,039	137,316,714	(418,173,970)	70,132,361	8,646,026,144	—	9,132,797	9,951,853,521

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at NAV per share practical expedient
Equity Funds	—	—	—	6,504,758,781
Fixed-Income Funds	—	—	—	3,104,051,606
Alternative Investment Funds	—	—	—	147,628,684
Money Market Funds	—	—	—	195,414,450
Total Investments	—	—	—	9,951,853,521
Derivatives
Assets
Futures Contracts	298,964	—	—	298,964
Liabilities
Futures Contracts	(369,140)	—	—	(369,140)
Total	(70,176)	—	—	9,951,783,345

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderately Conservative Portfolio

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 34.1%
Global Real Estate 0.2%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	971,432	$8,966,318
International 10.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	3,258,093	45,222,323
Columbia Variable Portfolio – Select International Equity Fund, Class 1 (a)	628,830	8,067,894
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	390,937	4,366,767
Variable Portfolio – DFA International Value Fund, Class 1 (a)	9,862,996	84,131,354
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	8,548,769	98,396,335
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	9,596,391	95,771,978
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	8,489,991	82,947,214
Total		418,903,865
U.S. Large Cap 20.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	5,263,292	88,212,780
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	1,590,983	32,344,675
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	5,054,323	62,673,608
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	3,586,972	129,704,922
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	547,930	9,331,256
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	2,467,046	48,181,411
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	4,969,602	102,423,492
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	5,004,780	95,190,909
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	5,125,093	90,919,143
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	3,213,446	62,919,269
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	4,964,203	78,930,830
Total		800,832,295
U.S. Mid Cap 0.7%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	812,409	14,826,463

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	650,706	$12,721,315
Total		27,547,778
U.S. Small Cap 2.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)	2,244,542	39,010,135
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	1,480,613	24,504,142
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	1,250,294	26,831,314
Total		90,345,591
Total Equity Funds (Cost: $1,134,944,501)		$1,346,595,847

Fixed-Income Funds 62.6%
Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	1,072,845	9,655,605
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	1,366,438	10,767,534
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	1,029,209	8,532,140
Investment Grade 61.6%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	15,212,679	154,865,076
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)	50,495,882	522,632,373
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	10,227,644	96,958,069
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	13,407,167	141,847,824
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	43,222,411	478,904,309
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	42,594,248	472,796,155
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	33,731,333	359,238,696

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	19,951,390	$203,504,178
Total		2,430,746,680
Multisector 0.2%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	1,885,178	8,577,559
Total Fixed-Income Funds (Cost: $2,447,022,680)		$2,468,279,518

Alternative Investment Funds 1.2%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 (a)(b)	6,715	38,009

	Shares	Value

Alternative Investment Funds (continued)
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 (a)(b)	2,380,968	$22,904,907
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 (a)	2,817,424	25,638,563
Total Alternative Investment Funds (Cost: $51,665,276)		$48,581,479

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.420% (a)(c)	79,808,605	79,808,605
Total Money Market Funds (Cost: $79,808,605)		$79,808,605
Total Investments
(Cost: $3,713,441,062)		$3,943,265,449(d)
Other Assets & Liabilities, Net		2,134,509
Net Assets		$3,945,399,958

At March 31, 2016, cash totaling $1,846,400 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND (CBT)	110	USD	18,088,125	06/2016	—	(203,027)
US ULTRA BOND (CBT)	293	USD	50,551,656	06/2016	110,000	—
Total			68,639,781		110,000	(203,027)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	77,282,431	27,319,935	(24,793,761)	—	79,808,605	—	77,771	79,808,605
Columbia Variable Portfolio – Cash Management Fund, Class 1 Shares	36,565,246	43,004	(36,608,250)	—	—	—	882	—
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	63,796	—	—	—	63,796	—	—	38,009
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	73,419,614	21,502	(10,458,523)	4,148,111	67,130,704	—	—	88,212,780
Columbia Variable Portfolio – Core Bond Fund, Class 1	152,499,433	—	(5,229,261)	148,510	147,418,682	—	—	154,865,076
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1	23,366,319	—	—	—	23,366,319	—	—	22,904,907
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	24,897,696	—	—	—	24,897,696	—	—	32,344,675
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	10,140,912	175,404	—	—	10,316,316	—	175,404	9,655,605

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	58,354,260	75,999	(8,025,000)	(224,962)	50,180,297	—	58,797	45,222,323
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	8,834,152	8,601	—	—	8,842,753	—	—	8,532,140
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	498,146,489	36,608,251	(10,458,523)	(917,969)	523,378,248	—	—	522,632,373
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	57,538,464	17,202	(5,229,262)	1,537,175	53,863,579	—	—	62,673,608
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	134,796,364	21,502	(10,458,523)	1,821,070	126,180,413	—	—	129,704,922
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	106,162,847	25,803	—	—	106,188,650	—	—	96,958,069
Columbia Variable Portfolio - Select International Equity Fund, Class 1	—	8,055,578	—	—	8,055,578	—	30,578	8,067,894
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	12,181,872	8,601	(5,229,262)	1,055,589	8,016,800	—	—	9,331,256
Columbia Variable Portfolio – Strategic Income Fund, Class 1	12,767,737	8,601	—	—	12,776,338	—	—	8,577,559
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	43,883,554	17,202	—	—	43,900,756	—	—	39,010,135
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	144,817,476	—	(5,229,261)	14,614	139,602,829	—	—	141,847,824
Variable Portfolio – American Century Diversified Bond Fund, Class 1	477,601,272	—	(10,458,524)	584,234	467,726,982	—	—	478,904,309
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	28,235,160	—	—	—	28,235,160	—	—	25,638,563
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	5,131,717	29,060	—	—	5,160,777	—	29,060	4,366,767
Variable Portfolio – DFA International Value Fund, Class 1	96,789,667	436,668	—	—	97,226,335	—	402,264	84,131,354
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	13,067,743	—	—	—	13,067,743	—	—	10,767,534
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	35,293,601	—	(10,458,523)	3,953,432	28,788,510	—	—	48,181,411
Variable Portfolio – Invesco International Growth Fund, Class 1	95,676,780	266,122	—	—	95,942,902	—	240,319	98,396,335
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	467,413,348	—	(5,229,262)	371,302	462,555,388	—	—	472,796,155
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	13,688,285	17,202	—	—	13,705,487	—	—	14,826,463
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	81,105,224	17,202	(10,458,523)	4,823,696	75,487,599	—	—	102,423,492
Variable Portfolio – MFS Value Fund, Class 1	58,440,853	21,503	(10,458,523)	4,896,643	52,900,476	—	—	95,190,909
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	10,713,784	—	—	—	10,713,784	—	—	8,966,318
Variable Portfolio – NFJ Dividend Value Fund, Class 1	53,236,683	17,201	—	—	53,253,884	—	—	90,919,143
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	39,334,173	17,201	—	—	39,351,374	—	—	62,919,269
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	19,042,498	8,600	—	—	19,051,098	—	—	24,504,142

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1	17,706,580	12,903	—	—	17,719,483	—	—	26,831,314
Variable Portfolio – Pyramis® International Equity Fund, Class 1	99,624,415	730,461	—	—	100,354,876	—	704,659	95,771,978
Variable Portfolio – Pyrford International Equity Fund, Class 1	84,043,370	395,678	—	—	84,439,048	—	369,875	82,947,214
Variable Portfolio – Sit Dividend Growth Fund, Class 1	48,070,905	17,201	—	—	48,088,106	—	—	78,930,830
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	355,634,652	—	(5,229,262)	179,066	350,584,456	—	—	359,238,696
Variable Portfolio – Victory Established Value Fund, Class 1	10,534,941	—	—	—	10,534,941	—	—	12,721,315
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	204,564,294	—	—	—	204,564,294	—	—	203,504,178
Total	3,790,668,607	74,394,187	(174,012,243)	22,390,511	3,713,441,062	—	2,089,609	3,943,265,449

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at NAV per share practical expedient
Equity Funds	—	—	—	1,346,595,847
Fixed-Income Funds	—	—	—	2,468,279,518
Alternative Investment Funds	—	—	—	48,581,479
Money Market Funds	—	—	—	79,808,605
Total Investments	—	—	—	3,943,265,449
Derivatives
Assets
Futures Contracts	110,000	—	—	110,000
Liabilities
Futures Contracts	(203,027)	—	—	(203,027)
Total	(93,027)	—	—	3,943,172,422

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderate Portfolio

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 50.1%
Global Real Estate 0.5%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	11,471,891	$105,885,559
International 14.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	31,478,179	436,917,118
Columbia Variable Portfolio – Select International Equity Fund, Class 1 (a)	6,075,638	77,950,433
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	2,779,585	31,047,969
Variable Portfolio – DFA International Value Fund, Class 1 (a)	69,464,735	592,534,189
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	60,490,082	696,240,846
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	66,086,331	659,541,587
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	47,617,467	465,222,647
Total		2,959,454,789
U.S. Large Cap 30.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	47,617,474	798,068,871
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	33,829,055	419,480,282
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	23,515,037	850,303,753
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	10,213,154	173,930,018
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	24,544,068	479,345,651
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	38,359,279	790,584,742
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	43,918,016	835,320,653
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	46,426,381	823,603,992
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	23,721,727	464,471,419
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	30,589,575	486,374,235
Total		6,121,483,616
U.S. Mid Cap 0.9%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	5,325,297	97,186,668

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	4,113,423	$80,417,427
Total		177,604,095
U.S. Small Cap 3.2%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 (a)(b)	18,360,007	319,096,923
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	9,158,502	151,573,208
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	8,135,135	174,579,989
Total		645,250,120
Total Equity Funds (Cost: $8,011,401,557)		$10,009,678,179

Fixed-Income Funds 46.2%
Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	6,024,350	54,219,150
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	6,653,234	52,427,481
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	5,605,249	46,467,511
Investment Grade 45.2%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	78,315,013	797,246,831
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 (a)	194,013,684	2,008,041,633
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	38,245,215	362,564,638
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	52,885,315	559,526,636
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	172,918,110	1,915,932,662
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	120,032,988	1,332,366,165
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	128,673,396	1,370,371,665

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	65,175,606	$664,791,181
Total		9,010,841,411
Multisector 0.2%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	10,481,216	47,689,535
Total Fixed-Income Funds (Cost: $9,084,565,643)		$9,211,645,088

Alternative Investment Funds 1.6%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 (a)(b)	4,249,250	24,050,756
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 (a)(b)	15,996,581	153,887,104

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 (a)	16,593,946	$151,004,908
Total Alternative Investment Funds (Cost: $364,162,330)		$328,942,768

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.420% (a)(c)	392,831,597	392,831,597
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010% (a)(c)	17,040	17,040
Total Money Market Funds (Cost: $392,848,637)		$392,848,637
Total Investments
(Cost: $17,852,978,167)		$19,943,114,672(d)
Other Assets & Liabilities, Net		16,401,063
Net Assets		$19,959,515,735

At March 31, 2016, cash totaling $13,830,775 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US LONG BOND (CBT)	500	USD	82,218,750	06/2016	—	(922,850)
US ULTRA BOND (CBT)	2,480	USD	427,877,500	06/2016	260,534	—
Total			510,096,250		260,534	(922,850)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	(315)	USD	(68,906,250)	06/3016	—	(74,426)
US 2YR NOTE (CBT)	(190)	USD	(41,562,500)	06/2016	44,189	—
Total			(110,468,750)		44,189	(74,426)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	382,103,042	168,434,034	(157,705,479)	—	392,831,597	—	384,309	392,831,597
Columbia Variable Portfolio – Cash Management Fund, Class 1 Shares	17,040	—	—	—	17,040	—	—	17,040
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	40,682,259	—	—	—	40,682,259	—	—	24,050,756

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	583,401,567	—	(27,670,288)	10,680,305	566,411,584	—	—	798,068,871
Columbia Variable Portfolio – Core Bond Fund, Class 1	790,031,192	—	(32,282,002)	639,548	758,388,738	—	—	797,246,831
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1	157,761,226	—	—	—	157,761,226	—	—	153,887,104
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	58,706,837	984,949	—	—	59,691,786	—	984,950	54,219,150
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	555,393,896	568,068	(77,536,000)	(2,030,537)	476,395,427	—	568,068	436,917,118
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	46,410,835	—	—	—	46,410,835	—	—	46,467,511
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	2,040,030,620	—	(27,670,287)	(2,532,170)	2,009,828,163	—	—	2,008,041,633
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	342,731,868	—	(23,058,573)	6,361,262	326,034,557	—	—	419,480,282
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	821,821,261	—	(27,670,288)	5,734,313	799,885,286	—	—	850,303,753
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	422,540,586	—	(23,058,574)	(2,738,582)	396,743,430	—	—	362,564,638
Columbia Variable Portfolio - Select International Equity Fund, Class 1	—	77,831,436	—	—	77,831,436	—	295,436	77,950,433
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	117,188,558	—	(18,446,859)	6,863,027	105,604,726	—	—	173,930,018
Columbia Variable Portfolio – Strategic Income Fund, Class 1	72,014,519	—	—	—	72,014,519	—	—	47,689,535
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	343,338,751	—	—	—	343,338,751	—	—	319,096,923
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	575,678,617	—	(27,670,289)	177,326	548,185,654	—	—	559,526,636
Variable Portfolio – American Century Diversified Bond Fund, Class 1	1,887,309,662	—	(32,282,003)	1,953,110	1,856,980,769	—	—	1,915,932,662
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	165,718,844	—	—	—	165,718,844	—	—	151,004,908
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	35,964,996	206,616	—	—	36,171,612	—	206,616	31,047,969
Variable Portfolio – DFA International Value Fund, Class 1	690,821,216	2,833,133	—	—	693,654,349	—	2,833,133	592,534,189

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	62,743,861	—	—	—	62,743,861	—	—	52,427,481
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	264,653,112	—	(23,058,574)	10,774,723	252,369,261	—	—	479,345,651
Variable Portfolio – Invesco International Growth Fund, Class 1	665,058,731	1,700,469	—	—	666,759,200	—	1,700,469	696,240,846
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	1,300,012,933	—	(32,282,003)	2,454,694	1,270,185,624	—	—	1,332,366,165
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	61,770,028	—	(4,611,715)	2,041,431	59,199,744	—	—	97,186,668
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	547,536,958	—	(27,670,288)	14,317,490	534,184,160	—	—	790,584,742
Variable Portfolio – MFS Value Fund, Class 1	454,137,964	—	(23,058,573)	11,165,254	442,244,645	—	—	835,320,653
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	118,944,508	—	—	—	118,944,508	—	—	105,885,559
Variable Portfolio – NFJ Dividend Value Fund, Class 1	493,703,436	—	—	—	493,703,436	—	—	823,603,992
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	282,638,625	—	(23,058,574)	11,622,259	271,202,310	—	—	464,471,419
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	114,584,204	—	—	—	114,584,204	—	—	151,573,208
Variable Portfolio – Partners Small Cap Value Fund, Class 1	113,921,839	—	—	—	113,921,839	—	—	174,579,989
Variable Portfolio – Pyramis® International Equity Fund, Class 1	703,486,405	4,852,689	—	—	708,339,094	—	4,852,689	659,541,587
Variable Portfolio – Pyrford International Equity Fund, Class 1	477,357,796	2,074,505	—	—	479,432,301	—	2,074,505	465,222,647
Variable Portfolio – Sit Dividend Growth Fund, Class 1	306,970,867	—	(27,670,288)	11,931,727	291,232,306	—	—	486,374,235
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	1,365,935,152	—	(32,282,003)	1,243,462	1,334,896,611	—	—	1,370,371,665
Variable Portfolio – Victory Established Value Fund, Class 1	42,255,806	—	(4,611,714)	2,312,730	39,956,822	—	—	80,417,427
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	691,271,357	—	(23,058,573)	282,869	668,495,653	—	—	664,791,181
Total	18,196,650,974	259,485,899	(696,412,947)	93,254,241	17,852,978,167	—	13,900,175	19,943,114,672

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies.  Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at NAV per share practical expedient
Equity Funds	—	—	—	10,009,678,179
Fixed-Income Funds	—	—	—	9,211,645,088
Alternative Investment Funds	—	—	—	328,942,768
Money Market Funds	—	—	—	392,848,637
Total Investments	—	—	—	19,943,114,672
Derivatives
Assets
Futures Contracts	304,723	—	—	304,723
Liabilities
Futures Contracts	(997,276)	—	—	(997,276)
Total	(692,553)	—	—	19,942,422,119

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
AUSTRALIA 5.1%
Dexus Property Group	91,195	$553,794
Goodman Group	315,584	1,613,981
GPT Group (The)	303,523	1,161,970
GPT Metro Office Fund	193,277	305,202
Investa Office Fund	68,282	219,076
Mirvac Group	506,964	751,166
Scentre Group	827,867	2,818,069
Shopping Centres Australasia Property Group	38,735	67,923
Stockland	291,496	953,659
Vicinity Centres	180,020	439,975
Westfield Corp.	323,617	2,477,841
Total		11,362,656
BELGIUM —%
Befimmo SA	257	16,511
BRAZIL 0.1%
BR Properties SA	54,798	133,351
CANADA 2.1%
Boardwalk Real Estate Investment Trust	24,940	994,527
Brookfield Canada Office Properties	28,328	636,467
Crombie Real Estate Investment Trust	29,594	320,379
Dream Office Real Estate Investment	20,174	322,318
Extendicare, Inc.	21,860	158,385
First Capital Realty, Inc.	31,860	505,835
RioCan Real Estate Investment Trust	65,833	1,348,341
Smart Real Estate Investment Trust	14,508	379,023
Total		4,665,275
CHINA 0.2%
China Overseas Land & Investment Ltd.	96,000	304,049
Dalian Wanda Commercial Properties Co., Ltd., Class H	17,400	103,108
Total		407,157
FINLAND 0.4%
Citycon OYJ	365,220	921,765
FRANCE 3.0%
Fonciere Des Regions	3,962	374,419
Gecina SA	7,233	995,882
ICADE	10,259	785,874
Klepierre	24,581	1,177,567

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Unibail-Rodamco SE	11,630	$3,199,927
Total		6,533,669
GERMANY 1.5%
Alstria Office REIT AG	7,562	109,109
Deutsche Euroshop AG	5,325	250,129
Deutsche Wohnen AG	33,597	1,044,826
LEG Immobilien AG	2,306	217,398
Vonovia SE	45,917	1,652,373
Total		3,273,835
HONG KONG 10.7%
Cheung Kong Property Holding Ltd.	469,500	3,025,588
China Resources Land Ltd.	78,000	200,117
Hang Lung Properties Ltd.	156,000	297,838
Henderson Land Development Co., Ltd.	163,561	1,005,772
Hongkong Land Holdings Ltd.	610,700	3,659,493
Hysan Development Co., Ltd.	525,500	2,239,517
Kerry Properties Ltd.	98,000	269,070
Link REIT (The)	378,888	2,250,841
New World Development Co., Ltd.	846,023	807,468
Sino Land Co., Ltd.	145,250	230,721
Sun Hung Kai Properties Ltd.	494,719	6,053,639
Swire Properties Ltd.	673,700	1,823,568
Wharf Holdings Ltd. (The)	299,466	1,640,318
Total		23,503,950
IRELAND 0.4%
Green REIT, PLC	307,685	494,012
Hibernia REIT, PLC	282,406	418,397
Total		912,409
ITALY —%
Beni Stabili SpA SIIQ	85,138	63,891
JAPAN 9.9%
Activia Properties, Inc.	95	492,486
Advance Residence Investment Corp.	122	308,669
Daiwa Office Investment Corp.	48	298,235
Frontier Real Estate Investment Corp.	23	110,515
GLP J-REIT	296	337,184
Hulic Co., Ltd.	16,100	153,513
Industrial & Infrastructure Fund Investment Corp.	13	60,369
Invincible Investment Corp.	248	185,615
Japan Real Estate Investment Corp.	216	1,246,946

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Japan Retail Fund Investment Corp.	236	$566,625
Kenedix Office Investment Corp.	27	154,778
Mitsubishi Estate Co., Ltd.	269,000	4,992,631
Mitsui Fudosan Co., Ltd.	208,000	5,180,794
Mori Hills REIT Investment Corp.	219	324,003
Mori Trust Sogo REIT, Inc.	99	171,073
Nippon Building Fund, Inc.	263	1,556,926
Nippon Prologis REIT, Inc.	264	590,279
Nomura Real Estate Master Fund, Inc.	505	751,745
NTT Urban Development Corp.	5,900	57,743
ORIX JREIT, Inc.	270	418,522
Sumitomo Realty & Development Co., Ltd.	98,000	2,864,662
Tokyo Tatemono Co., Ltd.	7,900	98,267
United Urban Investment Corp.	522	843,193
Total		21,764,773
LUXEMBOURG 0.1%
ADO Properties SA (a)(b)	7,990	274,027
NETHERLANDS 0.6%
Eurocommercial Properties NV	15,253	713,868
Wereldhave NV	9,284	519,234
Total		1,233,102
NORWAY 0.4%
Entra ASA (b)	82,522	777,879
Norwegian Property ASA (a)	78,185	81,448
Total		859,327
SINGAPORE 1.2%
Ascendas Real Estate Investment Trust	188,300	333,967
CapitaLand Commercial Trust Ltd.	160,800	175,504
CapitaLand Ltd.	370,400	842,407
CapitaLand Mall Trust	267,100	413,938
Global Logistic Properties Ltd.	422,700	602,881
UOL Group Ltd.	81,408	362,573
Total		2,731,270
SPAIN 0.1%
Merlin Properties Socimi SA	21,851	254,113
SWEDEN 0.7%
Atrium Ljungberg AB, Class B	19,364	335,127
Castellum AB	21,988	349,663
Fabege AB	7,582	128,044

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Hufvudstaden AB	45,527	$721,747
Total		1,534,581
SWITZERLAND 0.7%
PSP Swiss Property AG	14,978	1,440,866
Swiss Prime Site AG	1,750	154,334
Total		1,595,200
UNITED KINGDOM 6.9%
Atrium European Real Estate Ltd.	60,725	242,261
British Land Co. PLC (The)	304,866	3,067,234
Capital & Counties Properties PLC	61,109	289,458
Capital & Regional PLC	366,729	342,364
Derwent London PLC	30,041	1,359,973
Great Portland Estates PLC	122,651	1,282,426
Hammerson PLC	147,861	1,228,533
Helical Bar PLC	11,034	61,172
Intu Properties PLC	247,039	1,110,554
Land Securities Group PLC	216,082	3,416,927
LXB Retail Properties PLC	401,816	554,024
Segro PLC	122,601	722,479
Shaftesbury PLC	23,326	305,203
St. Modwen Properties PLC	93,425	405,899
Unite Group PLC (The)	21,526	196,785
Urban & Civic PLC	102,572	375,663
Workspace Group PLC	23,849	268,202
Total		15,229,157
UNITED STATES 53.1%
Acadia Realty Trust	11,270	395,915
Apartment Investment & Management Co., Class A	44,912	1,878,220
AvalonBay Communities, Inc.	35,527	6,757,235
Boston Properties, Inc.	49,007	6,227,810
Brixmor Property Group, Inc.	24,953	639,296
Camden Property Trust	41,874	3,521,185
Chesapeake Lodging Trust	31,317	828,648
Corporate Office Properties Trust	24,036	630,705
Cousins Properties, Inc.	97,448	1,011,510
CubeSmart	6,540	217,782
DCT Industrial Trust, Inc.	2,219	87,584
DDR Corp.	47,773	849,882
Douglas Emmett, Inc.	64,795	1,950,977
Duke Realty Corp.	57,235	1,290,077
Equity LifeStyle Properties, Inc.	7,026	511,001
Equity Residential	121,413	9,109,617
Essex Property Trust, Inc.	7,233	1,691,509
General Growth Properties, Inc.	158,072	4,699,481

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
HCP, Inc.	24,330	$792,671
Healthcare Realty Trust, Inc.	23,109	713,837
Hilton Worldwide Holdings, Inc.	86,460	1,947,079
Host Hotels & Resorts, Inc.	368,767	6,158,409
Hudson Pacific Properties, Inc.	75,498	2,183,402
Kimco Realty Corp.	102,289	2,943,877
La Quinta Holdings, Inc. (a)	15,750	196,875
LaSalle Hotel Properties	102,791	2,601,640
Lexington Realty Trust	9,033	77,684
Liberty Property Trust	36,908	1,234,942
Macerich Co. (The)	9,602	760,862
Mack-Cali Realty Corp.	44,637	1,048,970
Mid-America Apartment Communities, Inc.	1,626	166,193
National Retail Properties, Inc.	39,146	1,808,545
Omega Healthcare Investors, Inc.	2,555	90,192
Paramount Group, Inc.	28,560	455,532
ProLogis, Inc.	66,191	2,924,318
Public Storage	22,852	6,303,267
QTS Realty Trust Inc., Class A	12,083	572,493
Regency Centers Corp.	54,294	4,063,906
Rexford Industrial Realty, Inc.	13,813	250,844
Senior Housing Properties Trust	55,338	989,997
Simon Property Group, Inc.	78,212	16,243,850
Sovran Self Storage, Inc.	1,097	129,391

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Spirit Realty Capital, Inc.	21,580	$242,775
STORE Capital Corp.	55,018	1,423,866
Sunstone Hotel Investors, Inc.	17,580	246,120
Tanger Factory Outlet Centers, Inc.	77,066	2,804,432
Taubman Centers, Inc.	8,186	583,089
Ventas, Inc.	48,236	3,036,939
Vornado Realty Trust	85,894	8,110,970
Welltower, Inc.	34,387	2,384,395
WP Glimcher, Inc.	77,510	735,570
Xenia Hotels & Resorts, Inc.	33,118	517,303
Total		117,042,669
Total Common Stocks (Cost: $187,325,448)		$214,312,688

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.420% (c)(d)	5,143,915	$5,143,915
Total Money Market Funds (Cost: $5,143,915)		$5,143,915
Total Investments
(Cost: $192,469,363) (e)		$219,456,603(f)
Other Assets & Liabilities, Net		1,066,263
Net Assets		$220,522,866

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $1,051,906 or 0.48% of net assets.

(c)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,671,883	6,085,562	(2,613,530)	5,143,915	2,317	5,143,915

(e)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $192,469,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$33,780,000
Unrealized Depreciation	(6,792,000)
Net Unrealized Appreciation	$26,988,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	11,362,656	—	11,362,656
Belgium	—	16,511	—	16,511
Brazil	133,351	—	—	133,351
Canada	4,665,275	—	—	4,665,275
China	—	407,157	—	407,157
Finland	—	921,765	—	921,765
France	—	6,533,669	—	6,533,669
Germany	—	3,273,835	—	3,273,835
Hong Kong	—	23,503,950	—	23,503,950
Ireland	—	912,409	—	912,409
Italy	—	63,891	—	63,891
Japan	—	21,764,773	—	21,764,773
Luxembourg	—	274,027	—	274,027
Netherlands	—	1,233,102	—	1,233,102
Norway	—	859,327	—	859,327
Singapore	—	2,731,270	—	2,731,270
Spain	—	254,113	—	254,113
Sweden	—	1,534,581	—	1,534,581
Switzerland	—	1,595,200	—	1,595,200
United Kingdom	—	15,229,157	—	15,229,157
United States	117,042,669	—	—	117,042,669
Total Common Stocks	121,841,295	92,471,393	—	214,312,688
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	5,143,915
Total Investments	121,841,295	92,471,393	—	219,456,603

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
CONSUMER DISCRETIONARY 8.0%
Automobiles 4.1%
Ford Motor Co.	2,935,400	$39,627,900
General Motors Co.	1,336,200	41,996,766
Total		81,624,666
Leisure Products 1.9%
Mattel, Inc.	1,141,300	38,370,506
Multiline Retail 2.0%
Macy’s, Inc.	881,200	38,852,108
TOTAL CONSUMER DISCRETIONARY		158,847,280
CONSUMER STAPLES 5.6%
Food & Staples Retailing 3.9%
Wal-Mart Stores, Inc.	1,125,400	77,078,646
Household Products 1.7%
Procter & Gamble Co. (The)	415,395	34,191,162
TOTAL CONSUMER STAPLES		111,269,808
ENERGY 14.2%
Oil, Gas & Consumable Fuels 14.2%
Chevron Corp.	413,000	39,400,200
Exxon Mobil Corp.	480,500	40,164,995
Royal Dutch Shell PLC, ADR, Class A	1,732,500	83,939,625
Sasol Ltd., ADR	1,237,700	36,561,658
Total SA, ADR	824,900	37,466,958
Valero Energy Corp.	659,700	42,313,158
Total		279,846,594
TOTAL ENERGY		279,846,594
FINANCIALS 25.8%
Banks 13.9%
Citigroup, Inc.	957,000	39,954,750
Fifth Third Bancorp	2,420,900	40,404,821
JPMorgan Chase & Co.	1,366,900	80,947,818
PNC Financial Services Group, Inc. (The)	467,500	39,536,475
Wells Fargo & Co.	1,525,100	73,753,836
Total		274,597,700
Consumer Finance 2.0%
Capital One Financial Corp.	569,100	39,444,321

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 9.9%
Hartford Financial Services Group, Inc. (The)	940,600	$43,342,848
MetLife, Inc.	1,726,700	75,871,198
Travelers Companies, Inc. (The)	658,600	76,865,206
Total		196,079,252
TOTAL FINANCIALS		510,121,273
HEALTH CARE 12.4%
Biotechnology 4.2%
AbbVie, Inc.	679,800	38,830,176
Gilead Sciences, Inc.	469,522	43,130,291
Total		81,960,467
Health Care Providers & Services 2.3%
Quest Diagnostics, Inc.	645,400	46,113,830
Pharmaceuticals 5.9%
Johnson & Johnson	367,300	39,741,860
Pfizer, Inc.	1,266,300	37,533,132
Teva Pharmaceutical Industries Ltd., ADR	723,400	38,709,134
Total		115,984,126
TOTAL HEALTH CARE		244,058,423
INDUSTRIALS 6.2%
Aerospace & Defense 2.0%
United Technologies Corp.	393,300	39,369,330
Electrical Equipment 2.0%
Eaton Corp. PLC	612,200	38,299,232
Road & Rail 2.2%
Ryder System, Inc.	678,351	43,943,578
TOTAL INDUSTRIALS		121,612,140
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 1.8%
Cisco Systems, Inc.	1,273,300	36,250,851
IT Services 4.1%
International Business Machines Corp.	531,600	80,510,820

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	1,008,200	$32,615,270
Software 2.1%
CA, Inc.	1,355,700	41,742,003
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	319,500	34,822,305
TOTAL INFORMATION TECHNOLOGY		225,941,249
MATERIALS 4.0%
Chemicals 2.1%
Celanese Corp., Class A	637,700	41,769,350
Containers & Packaging 1.9%
International Paper Co.	917,000	37,633,680
TOTAL MATERIALS		79,403,030
TELECOMMUNICATION SERVICES 5.3%
Diversified Telecommunication Services 5.3%
AT&T, Inc.	1,778,200	69,652,094
Verizon Communications, Inc.	649,500	35,124,960
Total		104,777,054
TOTAL TELECOMMUNICATION SERVICES		104,777,054

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.9%
Electric Utilities 1.8%
American Electric Power Co., Inc.	551,100	$36,593,040
Multi-Utilities 2.1%
Public Service Enterprise Group, Inc.	872,500	41,129,650
TOTAL UTILITIES		77,722,690
Total Common Stocks (Cost: $1,814,786,063)		$1,913,599,541

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.420% (a)(b)	58,548,179	$58,548,179
Total Money Market Funds (Cost: $58,548,179)		$58,548,179
Total Investments
(Cost: $1,873,334,242)		$1,972,147,720(c)
Other Assets & Liabilities, Net		4,898,248
Net Assets		$1,977,045,968

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issue	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	118,873,688	104,103,644	(164,429,153)	58,548,179	64,928	58,548,179

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	158,847,280	—	—	158,847,280
Consumer Staples	111,269,808	—	—	111,269,808
Energy	279,846,594	—	—	279,846,594
Financials	510,121,273	—	—	510,121,273
Health Care	244,058,423	—	—	244,058,423
Industrials	121,612,140	—	—	121,612,140
Information Technology	225,941,249	—	—	225,941,249
Materials	79,403,030	—	—	79,403,030
Telecommunication Services	104,777,054	—	—	104,777,054
Utilities	77,722,690	—	—	77,722,690
Total Common Stocks	1,913,599,541	—	—	1,913,599,541
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	58,548,179
Total Investments	1,913,599,541	—	—	1,972,147,720

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 24.8%
Auto Components 0.9%
Delphi Automotive PLC	168,100	$12,610,862
Hotels, Restaurants & Leisure 2.2%
Starbucks Corp.	481,200	28,727,640
Internet & Catalog Retail 5.7%
Amazon.com, Inc. (a)	86,645	51,435,938
Priceline Group, Inc. (The) (a)	18,700	24,103,552
Total		75,539,490
Media 4.5%
Charter Communications Inc., Class A (a)	75,300	15,242,979
Comcast Corp., Class A	269,600	16,467,168
Time Warner, Inc.	206,000	14,945,300
Walt Disney Co. (The)	136,800	13,585,608
Total		60,241,055
Multiline Retail 1.4%
Dollar Tree, Inc. (a)	221,000	18,223,660
Specialty Retail 5.1%
Home Depot, Inc. (The)	217,750	29,054,382
L Brands, Inc.	128,600	11,292,366
O’Reilly Automotive, Inc. (a)	45,510	12,454,267
Ulta Salon Cosmetics & Fragrance, Inc. (a)	79,930	15,485,638
Total		68,286,653
Textiles, Apparel & Luxury Goods 5.0%
lululemon athletica, Inc. (a)	221,400	14,990,994
Nike, Inc., Class B	567,600	34,890,372
Under Armour, Inc., Class A (a)	190,900	16,194,047
Total		66,075,413
TOTAL CONSUMER DISCRETIONARY		329,704,773
CONSUMER STAPLES 2.8%
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	98,400	15,505,872
CVS Health Corp.	206,330	21,402,611
Total		36,908,483
TOTAL CONSUMER STAPLES		36,908,483

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Pioneer Natural Resources Co.	92,400	$13,004,376
TOTAL ENERGY		13,004,376
FINANCIALS 2.9%
Diversified Financial Services 1.0%
Moody’s Corp.	139,300	13,450,808
Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.	244,700	25,049,939
TOTAL FINANCIALS		38,500,747
HEALTH CARE 19.3%
Biotechnology 4.7%
AbbVie, Inc.	101,000	5,769,120
Alexion Pharmaceuticals, Inc. (a)	163,180	22,717,920
Amgen, Inc.	71,000	10,645,030
Celgene Corp. (a)	228,680	22,888,581
Total		62,020,651
Health Care Equipment & Supplies 3.6%
Boston Scientific Corp. (a)	1,145,900	21,554,379
Edwards Lifesciences Corp. (a)	126,760	11,181,499
Intuitive Surgical, Inc. (a)	23,880	14,353,074
Total		47,088,952
Health Care Providers & Services 3.6%
UnitedHealth Group, Inc.	374,450	48,266,605
Life Sciences Tools & Services 1.4%
Quintiles Transnational Holdings, Inc. (a)	294,800	19,191,480
Pharmaceuticals 6.0%
Allergan PLC (a)	105,455	28,265,104
Bristol-Myers Squibb Co.	400,300	25,571,164
Zoetis, Inc.	580,150	25,718,049
Total		79,554,317
TOTAL HEALTH CARE		256,122,005
INDUSTRIALS 7.0%
Aerospace & Defense 3.4%
Boeing Co. (The)	59,200	7,514,848
Honeywell International, Inc.	166,800	18,689,940

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Lockheed Martin Corp.	84,400	$18,694,600
Total		44,899,388
Airlines 1.2%
Delta Air Lines, Inc.	322,900	15,718,772
Industrial Conglomerates 2.4%
Danaher Corp.	335,400	31,816,044
TOTAL INDUSTRIALS		92,434,204
INFORMATION TECHNOLOGY 36.9%
Communications Equipment 1.3%
Palo Alto Networks, Inc. (a)	101,900	16,623,966
Internet Software & Services 9.8%
Alphabet, Inc., Class A (a)	44,095	33,640,076
Alphabet, Inc., Class C (a)	43,236	32,208,658
CoStar Group, Inc. (a)	71,200	13,397,704
Facebook, Inc., Class A (a)	440,700	50,283,870
Total		129,530,308
IT Services 9.3%
First Data Corp., Class A (a)	1,077,500	13,942,850
FleetCor Technologies, Inc. (a)	95,900	14,265,125
MasterCard, Inc., Class A	319,700	30,211,650
PayPal Holdings, Inc. (a)	360,400	13,911,440
Visa, Inc., Class A	676,300	51,723,424
Total		124,054,489
Semiconductors & Semiconductor Equipment 2.9%
Broadcom Ltd.	135,900	20,996,550
NXP Semiconductors NV (a)	221,400	17,948,898
Total		38,945,448
Software 11.4%
Adobe Systems, Inc. (a)	224,400	21,048,720
Electronic Arts, Inc. (a)	305,800	20,216,438
Intuit, Inc.	215,350	22,398,553
Microsoft Corp.	596,000	32,917,080
Mobileye NV (a)	426,600	15,907,914
Salesforce.com, Inc. (a)	338,860	25,018,034
ServiceNow, Inc. (a)	200,800	12,284,944
Splunk, Inc. (a)	38,600	1,888,698
Total		151,680,381

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	271,210	$29,559,178
TOTAL INFORMATION TECHNOLOGY		490,393,770
MATERIALS 3.8%
Chemicals 3.8%
Ecolab, Inc.	123,450	13,767,144
PPG Industries, Inc.	170,700	19,031,343
Sherwin-Williams Co. (The)	63,275	18,012,494
Total		50,810,981
TOTAL MATERIALS		50,810,981
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
SBA Communications Corp., Class A (a)	120,800	12,100,536
TOTAL TELECOMMUNICATION SERVICES		12,100,536
Total Common Stocks (Cost: $1,113,002,351)		$1,319,979,875

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	5,907,518	$5,907,518
Total Money Market Funds (Cost: $5,907,518)		$5,907,518
Total Investments
(Cost: $1,118,909,869)		$1,325,887,393(d)
Other Assets & Liabilities, Net		2,133,747
Net Assets		$1,328,021,140

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,947,288	87,956,882	(98,996,652)	5,907,518	9,747	5,907,518

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	329,704,773	—	—	329,704,773
Consumer Staples	36,908,483	—	—	36,908,483
Energy	13,004,376	—	—	13,004,376
Financials	38,500,747	—	—	38,500,747
Health Care	256,122,005	—	—	256,122,005
Industrials	92,434,204	—	—	92,434,204
Information Technology	490,393,770	—	—	490,393,770
Materials	50,810,981	—	—	50,810,981
Telecommunication Services	12,100,536	—	—	12,100,536
Total Common Stocks	1,319,979,875	—	—	1,319,979,875
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	5,907,518
Total Investments	1,319,979,875	—	—	1,325,887,393

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 19.2%
Auto Components 1.8%
Dana Holding Corp.	304,460	$4,289,841
Gentherm, Inc. (a)	21,150	879,629
Motorcar Parts of America, Inc. (a)	155,232	5,895,711
Total		11,065,181
Diversified Consumer Services 2.4%
2U, Inc. (a)	43,260	977,676
Bright Horizons Family Solutions, Inc. (a)	38,381	2,486,321
Grand Canyon Education, Inc. (a)	53,610	2,291,292
Service Corp. International	373,328	9,213,735
Total		14,969,024
Hotels, Restaurants & Leisure 2.8%
Diamond Resorts International, Inc. (a)	101,291	2,461,371
Fiesta Restaurant Group, Inc. (a)	49,027	1,607,105
Fogo De Chao, Inc. (a)	61,249	956,097
Habit Restaurants, Inc. (The), Class A (a)	122,120	2,275,096
Jack in the Box, Inc.	49,390	3,154,540
Planet Fitness, Inc., Class A (a)	55,730	905,055
Red Robin Gourmet Burgers, Inc. (a)	54,404	3,507,426
Wingstop, Inc. (a)	67,440	1,529,539
Zoe’s Kitchen, Inc. (a)	30,774	1,199,878
Total		17,596,107
Household Durables 1.6%
Tempur Sealy International, Inc. (a)	158,910	9,660,139
Universal Electronics, Inc. (a)	8,800	545,512
Total		10,205,651
Internet & Catalog Retail 0.4%
Shutterfly, Inc. (a)	52,151	2,418,242
Leisure Products 2.8%
MCBC Holdings, Inc. (a)	62,874	885,266
Sturm Ruger & Co., Inc.	101,337	6,929,424
Vista Outdoor, Inc. (a)	185,106	9,608,852
Total		17,423,542
Media 0.7%
IMAX Corp. (a)	80,790	2,511,761
National CineMedia, Inc.	128,573	1,955,595
Total		4,467,356
Specialty Retail 4.2%
American Eagle Outfitters, Inc.	196,703	3,279,039
Burlington Stores, Inc. (a)	40,973	2,304,321

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Cabela’s, Inc. (a)	167,610	$8,160,931
Caleres, Inc.	102,683	2,904,902
Children’s Place, Inc. (The)	35,653	2,975,956
Five Below, Inc. (a)	18,326	757,597
Lithia Motors, Inc., Class A	33,840	2,955,247
Sportsman’s Warehouse Holdings, Inc. (a)	192,928	2,430,893
Total		25,768,886
Textiles, Apparel & Luxury Goods 2.5%
Columbia Sportswear Co.	26,549	1,595,329
Deckers Outdoor Corp. (a)	94,110	5,638,130
G-III Apparel Group Ltd. (a)	122,686	5,998,119
Steven Madden Ltd. (a)	59,775	2,214,066
Total		15,445,644
TOTAL CONSUMER DISCRETIONARY		119,359,633
CONSUMER STAPLES 3.0%
Food & Staples Retailing 1.8%
Casey’s General Stores, Inc.	8,920	1,010,815
PriceSmart, Inc.	101,561	8,590,029
Smart & Final Stores, Inc. (a)	88,276	1,430,071
Total		11,030,915
Household Products 1.2%
Energizer Holdings, Inc.	190,660	7,723,636
TOTAL CONSUMER STAPLES		18,754,551
ENERGY 2.7%
Energy Equipment & Services 0.8%
Superior Energy Services, Inc.	356,360	4,771,660
US Silica Holdings, Inc.	21,705	493,138
Total		5,264,798
Oil, Gas & Consumable Fuels 1.9%
Carrizo Oil & Gas, Inc. (a)	50,156	1,550,824
Diamondback Energy, Inc. (a)	11,905	918,828
Matador Resources Co. (a)	51,704	980,308
PDC Energy, Inc. (a)	34,250	2,036,162
RSP Permian, Inc. (a)	88,955	2,583,253
World Fuel Services Corp.	73,384	3,564,995
Total		11,634,370
TOTAL ENERGY		16,899,168

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 12.5%
Banks 1.4%
Bank of the Ozarks, Inc.	54,737	$2,297,312
FCB Financial Holdings, Inc., Class A (a)	126,403	4,204,164
Western Alliance Bancorp (a)	61,349	2,047,829
Total		8,549,305
Capital Markets 1.6%
Eaton Vance Corp.	123,324	4,133,820
Evercore Partners, Inc., Class A	94,869	4,909,471
Financial Engines, Inc.	23,790	747,720
Total		9,791,011
Diversified Financial Services 1.2%
MarketAxess Holdings, Inc.	61,611	7,690,901
Insurance 1.9%
MBIA, Inc. (a)	489,089	4,328,438
White Mountains Insurance Group Ltd.	9,034	7,250,688
Total		11,579,126
Real Estate Investment Trusts (REITs) 3.9%
Corrections Corp. of America	255,634	8,193,070
CubeSmart	101,527	3,380,849
CyrusOne, Inc.	74,312	3,392,343
First Industrial Realty Trust, Inc.	411,686	9,361,739
Total		24,328,001
Real Estate Management & Development 1.9%
Alexander & Baldwin, Inc.	268,565	9,850,965
Tejon Ranch Co. (a)	112,095	2,305,794
Total		12,156,759
Thrifts & Mortgage Finance 0.6%
LendingTree, Inc. (a)	37,747	3,690,902
TOTAL FINANCIALS		77,786,005
HEALTH CARE 17.6%
Biotechnology 2.6%
ACADIA Pharmaceuticals, Inc. (a)	76,381	2,135,613
Aduro Biotech, Inc. (a)	25,032	320,660
Anacor Pharmaceuticals, Inc. (a)	18,825	1,006,196
Kite Pharma, Inc. (a)	4,260	195,577
Ligand Pharmaceuticals, Inc. (a)	44,275	4,741,410
Neurocrine Biosciences, Inc. (a)	46,449	1,837,058
Radius Health, Inc. (a)	17,050	536,052
Repligen Corp. (a)	97,810	2,623,264

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Sage Therapeutics, Inc. (a)	12,771	$409,438
TESARO, Inc. (a)	4,135	182,064
Ultragenyx Pharmaceutical, Inc. (a)	32,005	2,026,236
Total		16,013,568
Health Care Equipment & Supplies 6.2%
ABIOMED, Inc. (a)	22,880	2,169,253
Align Technology, Inc. (a)	16,880	1,227,007
AtriCure, Inc. (a)	79,182	1,332,633
Cerus Corp. (a)	246,548	1,462,030
ConforMIS, Inc. (a)	61,393	659,975
Cynosure Inc., Class A (a)	97,822	4,315,907
DexCom, Inc. (a)	20,180	1,370,424
Endologix, Inc. (a)	218,155	1,823,776
Entellus Medical, Inc. (a)	65,920	1,199,085
Glaukos Corp. (a)	65,293	1,100,840
Greatbatch, Inc. (a)	77,526	2,763,027
Inogen, Inc. (a)	69,870	3,142,752
Natus Medical, Inc. (a)	47,920	1,841,565
Nevro Corp. (a)	61,386	3,453,576
Nuvectra Corp. (a)(b)	—	2
NxStage Medical, Inc. (a)	235,427	3,529,051
Spectranetics Corp. (The) (a)	255,365	3,707,900
STERIS PLC	13,910	988,305
Zeltiq Aesthetics, Inc. (a)	87,410	2,374,055
Total		38,461,163
Health Care Providers & Services 5.7%
AAC Holdings, Inc. (a)	31,898	631,261
Acadia Healthcare Co., Inc. (a)	198,304	10,928,534
Adeptus Health, Inc., Class A (a)	18,877	1,048,429
Civitas Solutions, Inc. (a)	75,422	1,314,606
Diplomat Pharmacy, Inc. (a)	71,245	1,952,113
ExamWorks Group, Inc. (a)	140,190	4,144,016
HealthEquity, Inc. (a)	182,057	4,491,346
Team Health Holdings, Inc. (a)	45,557	1,904,738
Teladoc, Inc. (a)	91,747	880,771
Tenet Healthcare Corp. (a)	206,337	5,969,329
WellCare Health Plans, Inc. (a)	20,894	1,937,919
Total		35,203,062
Health Care Technology 0.7%
HMS Holdings Corp. (a)	198,207	2,844,271
Veeva Systems Inc., Class A (a)	61,810	1,547,722
Total		4,391,993
Life Sciences Tools & Services 1.1%
ICON PLC (a)	34,150	2,564,665

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
INC Research Holdings, Inc. Class A (a)	104,525	$4,307,475
Total		6,872,140
Pharmaceuticals 1.3%
Akorn, Inc. (a)	39,967	940,424
Cempra, Inc. (a)	47,845	838,244
Dermira, Inc. (a)	87,758	1,814,835
Intersect ENT, Inc. (a)	156,624	2,975,856
Pacira Pharmaceuticals, Inc. (a)	35,670	1,889,797
Total		8,459,156
TOTAL HEALTH CARE		109,401,082
INDUSTRIALS 16.6%
Aerospace & Defense 2.6%
HEICO Corp.	57,421	3,452,725
Orbital ATK, Inc.	144,435	12,557,179
Total		16,009,904
Airlines 0.2%
Spirit Airlines, Inc. (a)	29,855	1,432,443
Building Products 2.7%
Apogee Enterprises, Inc.	115,844	5,084,393
NCI Building Systems, Inc. (a)	281,182	3,992,784
USG Corp. (a)	308,780	7,660,832
Total		16,738,009
Commercial Services & Supplies 0.6%
G&K Services, Inc., Class A	8,890	651,193
Knoll, Inc.	99,295	2,149,737
Multi-Color Corp.	18,110	966,168
Total		3,767,098
Construction & Engineering 1.1%
Dycom Industries, Inc. (a)	59,684	3,859,764
Primoris Services Corp.	117,071	2,844,826
Total		6,704,590
Machinery 1.2%
CLARCOR, Inc.	24,452	1,413,081
John Bean Technologies Corp.	29,010	1,636,454
Milacron Holdings Corp. (a)	117,870	1,943,676
Mueller Water Products, Inc., Class A	86,100	850,668
RBC Bearings, Inc. (a)	23,214	1,700,658
Total		7,544,537

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Marine 1.1%
Matson, Inc.	162,925	$6,544,697
Professional Services 3.0%
CEB, Inc.	14,916	965,513
On Assignment, Inc. (a)	233,707	8,628,462
Wageworks, Inc. (a)	177,321	8,974,216
Total		18,568,191
Road & Rail 1.9%
Genesee & Wyoming, Inc., Class A (a)	45,399	2,846,517
Landstar System, Inc.	102,540	6,625,109
Swift Transportation Co. (a)	111,536	2,077,916
Total		11,549,542
Trading Companies & Distributors 2.2%
GATX Corp.	140,110	6,655,225
Kaman Corp.	171,210	7,308,955
Total		13,964,180
TOTAL INDUSTRIALS		102,823,191
INFORMATION TECHNOLOGY 21.1%
Communications Equipment 0.6%
Ciena Corp. (a)	113,086	2,150,895
Infinera Corp. (a)	113,548	1,823,581
Total		3,974,476
Electronic Equipment, Instruments & Components 0.7%
OSI Systems, Inc. (a)	15,495	1,014,768
VeriFone Systems, Inc. (a)	124,859	3,526,018
Total		4,540,786
Internet Software & Services 4.4%
Cornerstone OnDemand, Inc. (a)	178,816	5,859,800
Demandware, Inc. (a)	52,090	2,036,719
Envestnet, Inc. (a)	174,033	4,733,698
Hortonworks, Inc. (a)	32,710	369,623
LogMeIn, Inc. (a)	35,020	1,767,109
Q2 Holdings, Inc. (a)	201,248	4,838,002
SPS Commerce, Inc. (a)	109,764	4,713,266
Stamps.com, Inc. (a)	18,680	1,985,310
Xactly Corp. (a)	145,483	996,559
Total		27,300,086
IT Services 3.0%
DST Systems, Inc.	73,170	8,251,381
Euronet Worldwide, Inc. (a)	34,010	2,520,481
InterXion Holding NV (a)	151,190	5,228,150

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
MAXIMUS, Inc.	12,190	$641,682
Science Applications International Corp.	32,294	1,722,562
Total		18,364,256
Semiconductors & Semiconductor Equipment 2.6%
Cavium, Inc. (a)	28,050	1,715,538
Inphi Corp. (a)	56,433	1,881,476
Integrated Device Technology, Inc. (a)	120,628	2,465,636
M/A-COM Technology Solutions Holdings, Inc. (a)	66,079	2,893,600
Microsemi Corp. (a)	55,840	2,139,230
Monolithic Power Systems, Inc.	30,670	1,951,839
SunPower Corp. (a)	54,012	1,206,628
Synaptics, Inc. (a)	24,733	1,972,210
Total		16,226,157
Software 9.8%
Callidus Software, Inc. (a)	253,978	4,236,353
CyberArk Software Ltd. (a)	59,830	2,550,553
Ebix, Inc.	105,636	4,308,892
FleetMatics Group PLC (a)	59,100	2,405,961
Globant SA (a)	67,050	2,069,163
Guidewire Software, Inc. (a)	68,425	3,727,794
HubSpot, Inc. (a)	58,671	2,559,229
Imperva, Inc. (a)	79,573	4,018,437
Manhattan Associates, Inc. (a)	17,620	1,002,049
NICE-Systems Ltd., ADR	22,720	1,472,029
Paycom Software, Inc. (a)	107,890	3,840,884
Paylocity Holding Corp. (a)	50,220	1,644,203
Proofpoint, Inc. (a)	214,296	11,524,839
QLIK Technologies, Inc. (a)	286,772	8,293,446
Qualys, Inc. (a)	23,600	597,316
Rapid7, Inc. (a)	71,464	934,034
RingCentral, Inc., Class A (a)	136,300	2,146,725
Synchronoss Technologies, Inc. (a)	58,820	1,902,239
Tyler Technologies, Inc. (a)	9,842	1,265,780
Total		60,499,926
TOTAL INFORMATION TECHNOLOGY		130,905,687
MATERIALS 5.0%
Chemicals 3.6%
NewMarket Corp.	30,315	12,012,622
Olin Corp.	368,840	6,406,751
PolyOne Corp.	63,636	1,924,989

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Tredegar Corp.	145,139	$2,281,585
Total		22,625,947
Construction Materials 0.5%
Headwaters, Inc. (a)	87,809	1,742,131
US Concrete, Inc. (a)	21,188	1,262,381
Total		3,004,512
Containers & Packaging 0.6%
Berry Plastics Group, Inc. (a)	104,115	3,763,757
Paper & Forest Products 0.3%
Boise Cascade Co. (a)	95,752	1,983,981
TOTAL MATERIALS		31,378,197
Total Common Stocks (Cost: $569,214,816)		$607,307,514

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp. (a)(c)(d)	44,756	$—
TOTAL ENERGY		—
FINANCIALS —%
Real Estate Management & Development —%
Tejon Ranch Co. (a)(c)	14,419	2
TOTAL FINANCIALS		2
Total Warrants (Cost: $110,963)		$2

	Shares	Value

Money Market Funds 4.3%
Columbia Short-Term Cash Fund, 0.420% (e)(f)	26,427,945	$26,427,945
Total Money Market Funds (Cost: $26,427,945)		$26,427,945
Total Investments
(Cost: $595,753,724)		$633,735,461(g)
Other Assets & Liabilities, Net		(12,675,233)
Net Assets		$621,060,228

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	Represents fractional shares.
(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at March 31, 2016 was $2, which represents less than 0.01% of net assets. Information concerning such security holdings at March 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.	11-19-2012 - 02-28-2013	42,178
Tejon Ranch Co.	06-14-2010 - 11-30-2012	68,785

(d)	Negligible market value.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,708,616	65,477,289	(60,757,960)	26,427,945	20,567	26,427,945

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	119,359,633	—	—	119,359,633
Consumer Staples	18,754,551	—	—	18,754,551
Energy	16,899,168	—	—	16,899,168
Financials	77,786,005	—	—	77,786,005
Health Care	109,401,082	—	—	109,401,082
Industrials	102,823,191	—	—	102,823,191
Information Technology	130,905,687	—	—	130,905,687
Materials	31,378,197	—	—	31,378,197
Total Common Stocks	607,307,514	—	—	607,307,514
Warrants
Energy	—	0(a)	—	0(a)
Financials	—	2	—	2
Total Warrants	—	2	—	2
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	26,427,945
Total Investments	607,307,514	2	—	633,735,461

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	110	110	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.1%
CONSUMER DISCRETIONARY 12.8%
Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	277,202	$4,266,139
Dana Holding Corp.	668,058	9,412,937
Total		13,679,076
Automobiles 0.3%
Thor Industries, Inc.	47,100	3,003,567
Distributors 0.1%
VOXX International Corp. (a)	207,974	929,644
Diversified Consumer Services 0.1%
Liberty Tax, Inc.	71,171	1,394,240
Hotels, Restaurants & Leisure 2.9%
Biglari Holdings, Inc. (a)	10,213	3,796,274
Bloomin’ Brands, Inc.	475,566	8,022,798
Brinker International, Inc.	58,800	2,701,860
International Speedway Corp., Class A	146,750	5,416,543
J. Alexander’s Holdings, Inc. (a)	205,481	2,169,879
La Quinta Holdings, Inc. (a)	140,085	1,751,063
Marcus Corp. (The)	101,281	1,919,275
Monarch Casino & Resort, Inc. (a)	103,220	2,008,661
Ruby Tuesday, Inc. (a)	157,823	849,088
SeaWorld Entertainment, Inc.	297,918	6,274,153
Total		34,909,594
Household Durables 2.8%
KB Home	389,020	5,555,206
M/I Homes, Inc. (a)	103,282	1,926,209
SodaStream International Ltd. (a)	341,870	4,813,530
Tempur Sealy International, Inc. (a)	128,946	7,838,627
Tupperware Brands Corp.	63,200	3,664,336
UCP, Inc., Class A (a)	130,490	1,049,140
Whirlpool Corp.	44,634	8,049,295
Total		32,896,343
Leisure Products 0.2%
Arctic Cat, Inc.	169,899	2,854,303
Media 0.7%
AMC Entertainment Holdings, Inc., Class A	101,900	2,852,181
Carmike Cinemas, Inc. (a)	64,210	1,928,868
Tribune Media Co.	83,350	3,196,473
Total		7,977,522

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail 0.7%
Big Lots, Inc.	174,500	$7,903,105
Specialty Retail 3.2%
Abercrombie & Fitch Co., Class A	324,715	10,241,511
Caleres, Inc.	116,900	3,307,101
Chico’s FAS, Inc.	150,201	1,993,167
Children’s Place, Inc. (The)	21,150	1,765,390
Dick’s Sporting Goods, Inc.	46,000	2,150,500
GameStop Corp., Class A	64,100	2,033,893
Genesco, Inc. (a)	32,000	2,312,000
Guess?, Inc.	130,000	2,440,100
Murphy USA, Inc. (a)	64,560	3,967,212
Rent-A-Center, Inc.	58,390	925,482
Tailored Brands, Inc.	121,537	2,175,512
Vitamin Shoppe, Inc. (a)	163,161	5,051,465
Total		38,363,333
Textiles, Apparel & Luxury Goods 0.6%
Crocs, Inc. (a)	796,024	7,657,751
TOTAL CONSUMER DISCRETIONARY		151,568,478
CONSUMER STAPLES 2.7%
Food & Staples Retailing 1.2%
Andersons, Inc. (The)	113,900	3,577,599
Fresh Market, Inc. (The) (a)	49,660	1,416,800
Ingles Markets, Inc., Class A	114,947	4,310,513
SpartanNash Co.	86,282	2,615,207
United Natural Foods, Inc. (a)	72,050	2,903,615
Village Super Market, Inc., Class A	2,208	53,345
Total		14,877,079
Food Products 1.2%
Dean Foods Co.	452,100	7,830,372
Flowers Foods, Inc.	76,617	1,414,350
Lancaster Colony Corp.	17,652	1,951,782
Omega Protein Corp. (a)	163,820	2,775,111
Snyders-Lance, Inc.	4,047	127,399
Total		14,099,014
Household Products 0.2%
Orchids Paper Products Co.	71,629	1,970,514
Tobacco 0.1%
Alliance One International, Inc. (a)	49,478	868,833
TOTAL CONSUMER STAPLES		31,815,440

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 4.6%
Energy Equipment & Services 1.1%
CARBO Ceramics, Inc.	265,865	$3,775,283
Paragon Offshore PLC (a)	1,121,300	255,096
Parker Drilling Co. (a)	682,652	1,447,222
Patterson-UTI Energy, Inc.	141,100	2,486,182
PHI, Inc. (a)	31,331	591,843
Tidewater, Inc.	628,452	4,292,327
Total		12,847,953
Oil, Gas & Consumable Fuels 3.5%
Advantage Oil & Gas Ltd. (a)	841,925	4,622,168
Ardmore Shipping Corp.	262,400	2,217,280
Bonanza Creek Energy, Inc. (a)	676,732	1,076,004
Carrizo Oil & Gas, Inc. (a)	118,388	3,660,557
Energen Corp.	21,990	804,614
Evolution Petroleum Corp.	431,569	2,097,425
Gran Tierra Energy, Inc. (a)	620,020	1,531,449
Green Plains, Inc.	202,200	3,227,112
Memorial Resource Development Corp. (a)	411,400	4,188,052
Newfield Exploration Co. (a)	45,079	1,498,877
PBF Energy, Inc., Class A	259,070	8,601,124
Petroquest Energy, Inc. (a)	1,743,966	1,056,669
QEP Resources, Inc.	98,860	1,394,915
RSP Permian, Inc. (a)	177,400	5,151,696
Southwestern Energy Co. (a)	140,000	1,129,800
Total		42,257,742
TOTAL ENERGY		55,105,695
FINANCIALS 21.2%
Banks 8.5%
1st Source Corp.	42,278	1,346,132
Ameris Bancorp	109,620	3,242,560
Bancorp, Inc. (The) (a)	450,581	2,577,323
BankUnited, Inc.	38,740	1,334,206
Banner Corp.	47,040	1,977,562
First Busey Corp.	109,210	2,236,621
First Citizens BancShares Inc., Class A	4,525	1,136,092
First Commonwealth Financial Corp.	329,236	2,917,031
First Community Bancshares, Inc.	121,810	2,416,710
First Horizon National Corp.	383,215	5,020,116
First Midwest Bancorp, Inc.	123,300	2,221,866
First Niagara Financial Group, Inc.	192,856	1,866,846
FirstMerit Corp.	173,700	3,656,385

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
FNB Corp.	471,886	$6,139,237
Great Western Bancorp, Inc.	44,699	1,218,942
Hancock Holding Co.	69,000	1,584,240
Hanmi Financial Corp.	109,809	2,417,994
Iberiabank Corp.	60,100	3,081,327
Investors Bancorp, Inc.	345,712	4,024,088
Lakeland Financial Corp.	60,852	2,785,805
OFG Bancorp	1,207,685	8,441,718
Prosperity Bancshares, Inc.	121,752	5,648,075
Renasant Corp.	76,212	2,508,137
Simmons First National Corp., Class A	30,372	1,368,866
TCF Financial Corp.	159,600	1,956,696
Texas Capital Bancshares, Inc. (a)	144,501	5,545,948
UMB Financial Corp.	77,000	3,975,510
Umpqua Holdings Corp.	146,050	2,316,353
United Community Banks, Inc.	173,700	3,208,239
Valley National Bancorp	447,100	4,265,334
Webster Financial Corp.	91,900	3,299,210
Westamerica Bancorporation	61,400	2,990,794
Wintrust Financial Corp.	56,716	2,514,787
Total		101,240,750
Capital Markets 0.5%
Capital Southwest Corp.	76,436	1,060,167
FBR & Co.	56,100	1,014,849
Greenhill & Co., Inc.	131,600	2,921,520
Manning & Napier, Inc.	103,300	833,631
Total		5,830,167
Consumer Finance 0.9%
Cash America International, Inc.	55,600	2,148,384
Green Dot Corp., Class A (a)	383,823	8,816,414
Total		10,964,798
Diversified Financial Services 1.0%
FNFV Group (a)	525,947	5,706,525
Pico Holdings, Inc. (a)	275,745	2,820,871
Voya Financial, Inc.	90,000	2,679,300
Total		11,206,696
Insurance 4.8%
Allied World Assurance Co. Holdings AG	110,310	3,854,231
American Equity Investment Life Holding Co.	147,000	2,469,600
American National Insurance Co.	74,746	8,633,163
Argo Group International Holdings Ltd.	44,410	2,548,690
Aspen Insurance Holdings Ltd.	84,968	4,052,974

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
CNO Financial Group, Inc.	105,500	$1,890,560
Endurance Specialty Holdings Ltd.	221,316	14,460,788
Hanover Insurance Group, Inc. (The)	18,100	1,632,982
Horace Mann Educators Corp.	219,912	6,969,011
Primerica, Inc.	55,300	2,462,509
White Mountains Insurance Group Ltd.	10,170	8,162,442
Total		57,136,950
Real Estate Investment Trusts (REITs) 5.0%
American Campus Communities, Inc.	84,600	3,983,814
Capstead Mortgage Corp.	104,155	1,030,093
CBL & Associates Properties, Inc.	228,000	2,713,200
Chimera Investment Corp.	133,977	1,820,747
Corporate Office Properties Trust	141,200	3,705,088
CyrusOne, Inc.	62,600	2,857,690
DuPont Fabros Technology, Inc.	51,363	2,081,742
Equity Commonwealth (a)	55,467	1,565,279
Geo Group, Inc. (The)	236,979	8,216,062
Gramercy Property Trust	427,130	3,609,249
Granite Real Estate Investment Trust	710,800	20,399,960
Highwoods Properties, Inc.	85,400	4,082,974
Mack-Cali Realty Corp.	94,100	2,211,350
Potlatch Corp.	10,621	334,562
Total		58,611,810
Thrifts & Mortgage Finance 0.5%
Bank Mutual Corp.	190,846	1,444,704
Northwest Bancshares, Inc.	170,400	2,302,104
TFS Financial Corp.	138,535	2,406,353
Total		6,153,161
TOTAL FINANCIALS		251,144,332
HEALTH CARE 5.8%
Health Care Equipment & Supplies 3.2%
Alere, Inc. (a)	184,871	9,356,321
Alphatec Holdings, Inc. (a)	344,602	82,704
Analogic Corp.	73,451	5,803,364
Haemonetics Corp. (a)	26,160	915,077
Hill-Rom Holdings, Inc.	26,745	1,345,274
Integra LifeSciences Holdings Corp. (a)	112,837	7,600,700
Orthofix International NV (a)	211,689	8,789,327
West Pharmaceutical Services, Inc.	58,500	4,055,220
Total		37,947,987

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 1.8%
Aceto Corp.	78,000	$1,837,680
Air Methods Corp. (a)	98,687	3,574,443
Community Health Systems, Inc. (a)	258,094	4,777,320
HealthSouth Corp.	150,268	5,654,585
Kindred Healthcare, Inc.	348,957	4,309,619
LHC Group, Inc. (a)	26,680	948,741
Total		21,102,388
Life Sciences Tools & Services 0.3%
Bio-Techne Corp.	36,600	3,459,432
Pharmaceuticals 0.5%
Akorn, Inc. (a)	96,100	2,261,233
Lannett Co., Inc. (a)	89,000	1,595,770
Phibro Animal Health Corp., Class A	87,095	2,355,049
Total		6,212,052
TOTAL HEALTH CARE		68,721,859
INDUSTRIALS 22.9%
Aerospace & Defense 2.5%
Cubic Corp.	186,016	7,433,199
Curtiss-Wright Corp.	30,000	2,270,100
Esterline Technologies Corp. (a)	56,844	3,641,995
KLX, Inc. (a)	141,318	4,541,961
Orbital ATK, Inc.	23,453	2,039,004
Triumph Group, Inc.	236,580	7,447,538
Vectrus, Inc. (a)	75,890	1,726,498
Total		29,100,295
Air Freight & Logistics 1.3%
Air Transport Services Group, Inc. (a)	339,233	5,217,403
Atlas Air Worldwide Holdings, Inc. (a)	150,955	6,380,868
Forward Air Corp.	83,893	3,802,031
Total		15,400,302
Airlines 0.6%
Air France-KLM, ADR (a)	737,650	7,037,181
Building Products 1.6%
Gibraltar Industries, Inc. (a)	170,443	4,874,670
Simpson Manufacturing Co., Inc.	190,713	7,279,515
Trex Co., Inc. (a)	133,215	6,384,995
Total		18,539,180
Commercial Services & Supplies 3.2%
ABM Industries, Inc.	70,600	2,281,086
ACCO Brands Corp. (a)	676,561	6,075,518

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
G&K Services, Inc., Class A	32,100	$2,351,325
Mobile Mini, Inc.	165,915	5,478,513
SP Plus Corp. (a)	205,566	4,945,918
Tetra Tech, Inc.	95,000	2,832,900
U.S. Ecology, Inc.	69,870	3,085,459
Unifirst Corp.	69,097	7,539,865
Viad Corp.	110,069	3,209,612
Total		37,800,196
Construction & Engineering 2.0%
Argan, Inc.	61,620	2,166,559
Comfort Systems U.S.A., Inc.	213,133	6,771,236
EMCOR Group, Inc.	36,482	1,773,025
Great Lakes Dredge & Dock Corp. (a)	540,481	2,410,545
Primoris Services Corp.	292,892	7,117,276
Tutor Perini Corp. (a)	263,828	4,099,887
Total		24,338,528
Electrical Equipment 1.2%
AZZ, Inc.	101,100	5,722,260
Encore Wire Corp.	116,476	4,534,410
EnerSys	22,840	1,272,645
Regal Beloit Corp.	43,000	2,712,870
Total		14,242,185
Machinery 6.2%
Actuant Corp., Class A	79,000	1,952,090
Astec Industries, Inc.	76,960	3,591,723
Barnes Group, Inc.	196,385	6,879,367
Crane Co.	92,000	4,955,120
Dynamic Materials Corp.	21,888	141,834
ESCO Technologies, Inc.	183,825	7,165,498
Global Brass & Copper Holdings, Inc.	67,200	1,676,640
Harsco Corp.	564,695	3,077,588
Hyster-Yale Materials Handling, Inc.	45,900	3,056,940
ITT Corp.	54,840	2,023,048
Kennametal, Inc.	215,747	4,852,150
LB Foster Co., Class A	256,596	4,659,783
NN, Inc.	190,470	2,605,630
Oshkosh Corp.	246,297	10,066,158
SPX Corp.	58,802	883,206
Terex Corp.	285,452	7,102,046
Timken Co. (The)	68,100	2,280,669
Watts Water Technologies, Inc., Class A	126,940	6,998,202
Total		73,967,692

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 1.3%
Acacia Research Corp.	994,210	$3,768,056
FTI Consulting, Inc. (a)	38,549	1,368,875
Insperity, Inc.	100,412	5,194,312
Kelly Services, Inc., Class A	127,600	2,439,712
TriNet Group, Inc. (a)	154,871	2,222,399
Total		14,993,354
Road & Rail 0.1%
Marten Transport Ltd.	55,593	1,040,701
Trading Companies & Distributors 2.2%
AerCap Holdings NV (a)	457,225	17,722,041
DXP Enterprises, Inc. (a)	61,911	1,087,157
Fly Leasing Ltd., ADR	66,351	843,321
Titan Machinery, Inc. (a)	156,138	1,804,956
Veritiv Corp. (a)	130,000	4,843,800
Total		26,301,275
Transportation Infrastructure 0.7%
Wesco Aircraft Holdings, Inc. (a)	575,010	8,274,394
TOTAL INDUSTRIALS		271,035,283
INFORMATION TECHNOLOGY 18.3%
Communications Equipment 1.5%
Aviat Networks, Inc. (a)	1,261,597	895,734
Black Box Corp.	231,402	3,116,985
Extreme Networks, Inc. (a)	604,238	1,879,180
InterDigital, Inc.	79,400	4,418,610
Ituran Location and Control Ltd.	115,231	2,264,289
Plantronics, Inc.	45,470	1,781,969
Polycom, Inc. (a)	274,202	3,057,353
Total		17,414,120
Electronic Equipment, Instruments & Components 7.6%
Belden, Inc.	38,100	2,338,578
Celestica, Inc. (a)	161,386	1,772,018
Dolby Laboratories, Inc., Class A	52,200	2,268,612
Electro Scientific Industries, Inc. (a)	369,886	2,644,685
ePlus, Inc. (a)	46,562	3,748,707
FARO Technologies, Inc. (a)	138,470	4,460,119
GSI Group, Inc. (a)	139,241	1,971,652
II-VI, Inc. (a)	384,960	8,357,481
Keysight Technologies, Inc. (a)	67,000	1,858,580
Mercury Systems, Inc. (a)	206,662	4,195,239
National Instruments Corp.	94,200	2,836,362
Newport Corp. (a)	104,960	2,414,080

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Orbotech Ltd. (a)	94,987	$2,258,791
OSI Systems, Inc. (a)	118,679	7,772,288
Park Electrochemical Corp.	113,294	1,813,837
Plexus Corp. (a)	164,312	6,493,610
Radisys Corp. (a)	14,787	58,409
Sanmina Corp. (a)	777,683	18,182,228
Tech Data Corp. (a)	95,131	7,303,207
Vishay Intertechnology, Inc.	642,468	7,844,534
Total		90,593,017
Internet Software & Services 0.8%
EarthLink Holdings Corp.	297,645	1,687,647
Marchex, Inc.	333,830	1,485,544
Match Group, Inc. (a)	180,547	1,996,850
Rackspace Hosting, Inc. (a)	165,880	3,581,349
SciQuest, Inc. (a)	63,742	884,739
Total		9,636,129
IT Services 2.0%
Blackhawk Network Holdings, Inc. (a)	168,146	5,767,408
Computer Services, Inc.	83,439	3,196,548
CSG Systems International, Inc.	101,906	4,602,075
Mantech International Corp., Class A	119,300	3,816,407
NeuStar, Inc., Class A (a)	108,668	2,673,233
ServiceSource International, Inc. (a)	917,376	3,908,022
Total		23,963,693
Semiconductors & Semiconductor Equipment 3.9%
Axcelis Technologies, Inc. (a)	1,248,265	3,495,142
Brooks Automation, Inc.	505,745	5,259,748
Cypress Semiconductor Corp.	170,000	1,472,200
Diodes, Inc. (a)	297,944	5,988,674
Fairchild Semiconductor International, Inc. (a)	455,815	9,116,300
Micron Technology, Inc. (a)	403,000	4,219,410
Photronics, Inc. (a)	697,743	7,263,505
Tessera Technologies, Inc.	234,203	7,260,293
Xcerra Corp. (a)	348,948	2,275,141
Total		46,350,413
Software 1.8%
CommVault Systems, Inc. (a)	58,440	2,522,855
Mentor Graphics Corp.	332,831	6,766,454
NICE-Systems Ltd., ADR	40,600	2,630,474
Open Text Corp.	115,000	5,957,000
PTC, Inc. (a)	64,074	2,124,694
Xura, Inc. (a)	67,020	1,318,283
Total		21,319,760

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 0.7%
Logitech International SA	146,985	$2,338,531
Silicon Graphics International Corp. (a)	796,274	5,669,471
Total		8,008,002
TOTAL INFORMATION TECHNOLOGY		217,285,134
MATERIALS 5.2%
Chemicals 1.8%
American Vanguard Corp.	83,286	1,314,253
Flotek Industries, Inc. (a)	219,170	1,606,516
FMC Corp.	48,000	1,937,760
LSB Industries, Inc. (a)	195,560	2,493,390
Minerals Technologies, Inc.	48,800	2,774,280
PolyOne Corp.	210,449	6,366,082
Scotts Miracle-Gro Co., Class A	71,857	5,229,034
Total		21,721,315
Containers & Packaging 0.2%
Myers Industries, Inc.	171,244	2,202,198
Metals & Mining 2.2%
Alamos Gold, Inc., Class A	1,393,016	7,369,055
AuRico Metals, Inc. (a)	880,702	506,932
Coeur Mining, Inc. (a)	573,596	3,223,609
Compass Minerals International, Inc.	50,871	3,604,719
Pan American Silver Corp.	248,644	2,702,760
Schnitzer Steel Industries, Inc., Class A	347,795	6,413,340
United States Steel Corp.	166,000	2,664,300
Total		26,484,715
Paper & Forest Products 1.0%
PH Glatfelter Co.	251,376	5,211,025
Resolute Forest Products, Inc. (a)	1,178,261	6,492,218
Total		11,703,243
TOTAL MATERIALS		62,111,471
TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	156,180	4,699,456
TOTAL TELECOMMUNICATION SERVICES		4,699,456

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 1.2%
Electric Utilities 0.3%
PNM Resources, Inc.	55,950	$1,886,634
Portland General Electric Co.	63,320	2,500,507
Total		4,387,141
Gas Utilities 0.4%
New Jersey Resources Corp.	53,000	1,930,790
WGL Holdings, Inc.	34,800	2,518,476
Total		4,449,266
Multi-Utilities 0.2%
Vectren Corp.	42,700	2,158,912
Water Utilities 0.3%
American States Water Co.	37,775	1,486,824
California Water Service Group	76,302	2,038,789
Total		3,525,613
TOTAL UTILITIES		14,520,932
Total Common Stocks (Cost: $1,092,051,504)		$1,128,008,080

Issuer	Shares	Value

Rights —%
INDUSTRIALS —%
Airlines —%
American Airlines Escrow (a)(b)(c)(d)	185,100	$—
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 4.7%
Columbia Short-Term Cash Fund, 0.420% (e)(f)	55,758,532	$55,758,532
Total Money Market Funds (Cost: $55,758,532)		$55,758,532
Total Investments
(Cost: $1,147,810,036)		$1,183,766,612(g)
Other Assets & Liabilities, Net		2,620,136
Net Assets		$1,186,386,748

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at March 31, 2016 rounds to zero, which represents less than 0.01% of net assets.  Information concerning such security holdings at March 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Airlines Escrow	12-17-2013	—

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2016, the value of these securities rounds to zero, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	56,110,714	77,647,957	(78,000,139)	55,758,532	52,742	55,758,532

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	151,568,478	—	—	151,568,478
Consumer Staples	31,815,440	—	—	31,815,440
Energy	55,105,695	—	—	55,105,695
Financials	251,144,332	—	—	251,144,332
Health Care	68,721,859	—	—	68,721,859
Industrials	271,035,283	—	—	271,035,283
Information Technology	217,285,134	—	—	217,285,134
Materials	62,111,471	—	—	62,111,471
Telecommunication Services	4,699,456	—	—	4,699,456
Utilities	14,520,932	—	—	14,520,932
Total Common Stocks	1,128,008,080	—	—	1,128,008,080
Rights
Industrials	—	—	0(a)	0(a)
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	55,758,532
Total Investments	1,128,008,080	—	0(a)	1,183,766,612

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Variable Portfolio – Pyramis® International Equity Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.2%
AUSTRALIA 6.7%
Ansell Ltd.	277,185	$3,663,663
Australia and New Zealand Banking Group Ltd.	1,254,454	22,487,923
Brambles Ltd.	713,969	6,614,352
Challenger Ltd.	987,039	6,334,130
Coca-Cola Amatil Ltd.	308,658	2,090,053
Flight Centre Travel Group Ltd.	171,629	5,684,502
Incitec Pivot Ltd.	2,820,871	6,884,618
Insurance Australia Group Ltd.	1,120,079	4,783,746
James Hardie Industries PLC	905,520	12,396,811
Macquarie Group Ltd.	254,193	12,865,768
Magellan Financial Group Ltd.	216,946	3,755,752
Newcrest Mining Ltd. (a)	360,456	4,664,652
Oil Search Ltd.	1,438,215	7,489,384
Rio Tinto Ltd.	239,227	7,789,556
Seek Ltd.	456,584	5,668,190
Telstra Corp., Ltd.	3,534,094	14,422,553
Westfield Corp.	1,190,387	9,114,446
Westpac Banking Corp.	376,655	8,748,599
Woolworths Ltd.	314,217	5,318,058
Total		150,776,756
AUSTRIA 0.6%
Andritz AG	114,172	6,269,111
Erste Group Bank AG (a)	276,031	7,758,162
Total		14,027,273
BELGIUM 1.6%
Anheuser-Busch InBev SA/NV	197,736	24,581,660
KBC Groep NV	203,217	10,483,292
Total		35,064,952
DENMARK 1.7%
Danske Bank A/S	480,410	13,571,940
Novo Nordisk A/S, Class B	443,118	24,035,354
Total		37,607,294
FINLAND 0.4%
Sampo OYJ, Class A	175,868	8,353,015
FRANCE 10.9%
Accor SA	197,652	8,375,580
AXA SA	681,982	16,056,002
Bouygues SA	168,097	6,857,300
Cie de Saint-Gobain	267,307	11,780,449
Danone SA	199,429	14,185,408
Edenred	310,338	6,027,990

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Iliad SA	22,492	$5,788,002
L’Oreal SA	45,644	8,177,685
LVMH Moet Hennessy Louis Vuitton SE	63,731	10,914,184
Orange SA	672,609	11,782,743
Pernod Ricard SA	29,649	3,306,284
Renault SA	125,417	12,461,610
Rexel SA	620,383	8,862,998
Sanofi	391,324	31,553,072
Societe Generale SA	413,513	15,283,021
Suez Environnement Co.	448,368	8,224,389
Total SA	610,770	27,841,502
Valeo SA	29,827	4,643,011
VINCI SA	164,450	12,251,245
Vivendi SA	568,332	11,951,106
Zodiac Aerospace	361,284	7,239,559
Total		243,563,140
GERMANY 8.0%
Adidas AG	116,673	13,674,505
Axel Springer SE	102,583	5,529,461
Bayer AG, Registered Shares	166,312	19,549,152
Continental AG	86,109	19,596,683
Deutsche Boerse AG	56,798	4,846,636
Deutsche Telekom AG, Registered Shares	1,138,918	20,443,999
E.ON SE	1,633,255	15,681,859
Fresenius SE & Co. KGaA	239,027	17,464,399
Linde AG	16,740	2,439,153
ProSiebenSat.1 Media AG	179,570	9,232,771
Rocket Internet SE (a)	191,115	5,351,930
SAP SE	297,019	24,030,226
Symrise AG	137,548	9,234,435
Telefonica Deutschland Holding AG	1,130,967	6,127,060
United Internet AG	134,138	6,731,993
Total		179,934,262
HONG KONG 3.1%
AIA Group Ltd.	3,422,800	19,455,276
Cheung Kong Property Holding Ltd.	910,816	5,869,550
CK Hutchison Holdings Ltd.	1,016,816	13,210,517
Hang Seng Bank Ltd.	561,800	9,940,484
Hongkong Land Holdings Ltd.	560,900	3,361,077
Hysan Development Co., Ltd.	868,000	3,699,146
Sino Land Co., Ltd.	2,226,000	3,535,864
Techtronic Industries Co., Ltd.	2,427,500	9,616,518
Total		68,688,432

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 1.3%
Bank of Ireland (a)	7,341,100	$2,130,126
CRH PLC	202,221	5,713,563
Shire PLC	367,721	20,909,023
Total		28,752,712
ISRAEL 1.2%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,588,740	3,584,578
Teva Pharmaceutical Industries Ltd.	68,100	3,674,907
Teva Pharmaceutical Industries Ltd., ADR	347,334	18,585,843
Total		25,845,328
ITALY 2.0%
Banco Popolare SC (a)	422,286	2,904,738
Finmeccanica SpA (a)	1,080,958	13,714,744
Intesa Sanpaolo SpA	6,101,450	16,898,870
Telecom Italia SpA (a)	8,865,263	9,563,216
Unione di Banche Italiane SpA	673,398	2,491,876
Total		45,573,444
JAPAN 21.5%
Aeon Mall Co., Ltd.	229,460	3,394,904
Asahi Group Holdings Ltd.	247,600	7,706,475
Astellas Pharma, Inc.	1,351,000	17,954,127
Bridgestone Corp.	261,500	9,759,931
Casio Computer Co., Ltd.	249,400	5,029,866
Daicel Corp.	305,400	4,163,035
Daito Trust Construction Co., Ltd.	43,300	6,141,513
Denso Corp.	87,600	3,516,313
Dentsu, Inc.	116,900	5,864,463
Disco Corp.	46,300	3,917,486
Don Quijote Holdings Co., Ltd.	99,800	3,466,144
East Japan Railway Co.	198,100	17,088,010
Fast Retailing Co., Ltd.	8,900	2,843,767
FUJIFILM Holdings Corp.	151,700	5,996,292
Glory Ltd.	144,500	4,907,883
Hitachi Ltd.	1,811,000	8,487,885
Honda Motor Co., Ltd.	769,100	21,028,039
Hoya Corp.	331,700	12,608,128
ITOCHU Corp.	824,300	10,129,689
Japan Tobacco, Inc.	452,300	18,825,927
Kamigumi Co., Ltd.	353,000	3,320,779
Kansai Electric Power Co., Inc. (The) (a)	709,700	6,279,279
KDDI Corp.	584,400	15,592,248
Keyence Corp.	14,600	7,962,434
Leopalace21 Corp.	1,141,700	6,890,470

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Makita Corp.	149,200	$9,248,142
Minebea Co., Ltd.	422,000	3,290,103
Miraca Holdings, Inc.	5,000	205,261
MISUMI Group, Inc.	505,400	7,225,750
Mitsubishi Chemical Holdings Corp.	869,300	4,538,701
Mitsubishi UFJ Financial Group, Inc.	4,226,300	19,583,008
Mitsui Chemicals, Inc.	1,496,000	4,979,645
Mitsui Fudosan Co., Ltd.	233,000	5,803,485
Murata Manufacturing Co., Ltd.	22,100	2,666,737
NEC Corp.	1,773,000	4,457,293
NGK Insulators Ltd.	168,000	3,100,185
Nidec Corp.	76,400	5,227,470
Nintendo Co., Ltd.	53,300	7,576,503
Nippon Paint Holdings Co., Ltd	187,800	4,153,961
Nippon Prologis REIT, Inc.	1,358	3,036,358
Nippon Telegraph & Telephone Corp.	352,800	15,240,081
Nitori Co., Ltd.	61,900	5,663,857
Nomura Research Institute Ltd.	128,080	4,313,349
Olympus Corp.	374,000	14,520,251
Oriental Land Co., Ltd.	49,400	3,497,501
ORIX Corp.	1,291,400	18,393,686
Seven & I Holdings Co., Ltd.	249,000	10,609,313
Seven Bank Ltd.	1,593,200	6,799,896
Shimizu Corp.	407,000	3,447,039
Shinsei Bank Ltd.	3,524,000	4,599,244
Shionogi & Co., Ltd.	105,600	4,963,328
SoftBank Group Corp.	302,700	14,478,156
Sony Corp.	494,800	12,721,874
Sony Financial Holdings, Inc.	292,700	3,742,641
Square Enix Holdings Co., Ltd.	192,300	5,194,702
Sumitomo Chemical Co., Ltd.	1,262,000	5,712,324
Suzuki Motor Corp.	305,600	8,171,340
Sysmex Corp.	65,600	4,101,043
Taisei Corp.	973,000	6,425,375
TOTO Ltd.	132,200	4,114,962
Toyota Motor Corp.	206,000	10,925,294
Trend Micro, Inc.	218,200	7,986,098
Yamaha Motor Co., Ltd.	372,100	6,184,564
Total		479,773,607
NETHERLANDS 2.4%
Altice NV, Class A (a)	404,524	7,208,420
Altice NV, Class B (a)	211,861	3,817,448
Koninklijke Philips NV	450,083	12,821,659
RELX NV	319,938	5,586,460
Unilever NV-CVA	556,427	24,936,935
Total		54,370,922

Issuer	Shares	Value

Common Stocks (continued)
NEW ZEALAND 0.1%
Ryman Healthcare Ltd.	353,000	$2,036,945
NORWAY 0.8%
Statoil ASA	579,122	9,119,315
Yara International ASA	211,317	7,952,447
Total		17,071,762
SINGAPORE 0.7%
CapitaLand Ltd.	1,546,400	3,517,005
United Overseas Bank Ltd.	926,593	12,961,181
Total		16,478,186
SPAIN 2.5%
Amadeus IT Holding SA, Class A	277,773	11,912,974
Banco Bilbao Vizcaya Argentaria SA	1,275,502	8,479,041
Bankinter SA	918,040	6,487,199
Iberdrola SA	1,897,989	12,658,126
Industria de Diseno Textil SA	294,209	9,897,781
Red Electrica Corp. SA	65,383	5,676,667
Total		55,111,788
SWEDEN 3.9%
Alfa Laval AB	871,290	14,263,473
Lundin Petroleum AB (a)	604,974	10,246,534
Nordea Bank AB	1,865,941	17,927,927
Sandvik AB	601,160	6,220,237
Svenska Cellulosa AB, Class B	497,000	15,531,537
Swedbank AB, Class A	526,352	11,339,755
Telefonaktiebolaget LM Ericsson, Class B	670,872	6,718,430
TeliaSonera AB	986,987	5,126,874
Total		87,374,767
SWITZERLAND 7.8%
Clariant AG, Registered Shares	566,049	10,243,100
Credit Suisse Group AG, Registered Shares	562,910	7,967,558
Julius Baer Group Ltd.	183,325	7,874,081
LafargeHolcim Ltd., Registered Shares	88,501	4,162,966
Nestlé SA, Registered Shares	531,635	39,725,417
Novartis AG, Registered Shares	623,187	45,173,037
Partners Group Holding AG	16,319	6,559,506
Syngenta AG, Registered Shares	62,935	26,180,646
UBS AG	663,195	10,683,678
Zurich Insurance Group AG	68,755	15,966,920
Total		174,536,909

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 17.0%
Amec Foster Wheeler PLC	979,792	$6,332,515
Aviva PLC	1,512,778	9,909,804
BAE Systems PLC	1,235,172	9,029,735
Barclays Bank PLC	621,597	1,339,152
BP PLC	1,150,193	5,784,351
British American Tobacco PLC	185,063	10,871,080
British Land Co. PLC (The)	815,133	8,200,992
BT Group PLC	597,357	3,779,285
Capita Group PLC (The)	440,203	6,587,953
Centrica PLC	1,839,936	6,017,215
Croda International PLC	149,887	6,542,210
Diageo PLC	874,624	23,634,990
GlaxoSmithKline PLC	1,059,966	21,495,940
Hikma Pharmaceuticals PLC	170,574	4,850,738
HSBC Holdings PLC	3,248,411	20,243,725
Imperial Brands PLC	479,250	26,589,896
InterContinental Hotels Group PLC	133,872	5,520,174
ITV PLC	5,301,284	18,364,883
Lloyds Banking Group PLC	22,020,546	21,512,680
London Stock Exchange Group PLC	57,732	2,338,275
Mondi PLC	190,615	3,657,576
Prudential PLC	515,047	9,623,963
Randgold Resources Ltd.	118,108	10,805,592
Reckitt Benckiser Group PLC	114,746	11,091,299
Rio Tinto PLC	328,710	9,232,101
Rolls-Royce Holdings PLC	680,092	6,661,650
Royal Dutch Shell PLC, Class A	1,443,559	34,914,548
Schroders PLC	100,988	3,891,529
Taylor Wimpey PLC	5,233,954	14,305,350
Unilever PLC	284,796	12,894,924
Vodafone Group PLC	8,987,279	28,552,435
Whitbread PLC	76,288	4,338,916
William Hill PLC	866,717	4,070,567
Wolseley PLC	121,471	6,872,083
Total		379,858,126
Total Common Stocks (Cost: $2,195,439,499)		$2,104,799,620

Preferred Stocks 0.3%
GERMANY 0.3%
Volkswagen AG	62,175	$7,913,267
Total Preferred Stocks (Cost: $7,392,019)		$7,913,267

	Shares	Value

Money Market Funds 5.0%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	112,059,721	$112,059,721
Total Money Market Funds (Cost: $112,059,721)		$112,059,721
Total Investments
(Cost: $2,314,891,239) (d)		$2,224,772,608(e)
Other Assets & Liabilities, Net		10,652,115
Net Assets		$2,235,424,723

At March 31, 2016, cash totaling $3,834,000 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
mini MSCI EAFE	1,080	USD	87,777,000	06/2016	1,926,454	—

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	116,483,103	81,332,008	(85,755,390)	112,059,721	102,192	112,059,721

(d)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $2,314,891,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$102,126,000
Unrealized Depreciation	(192,244,000)
Net Unrealized Depreciation	$(90,118,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	150,776,756	—	150,776,756
Austria	—	14,027,273	—	14,027,273
Belgium	—	35,064,952	—	35,064,952
Denmark	—	37,607,294	—	37,607,294
Finland	—	8,353,015	—	8,353,015
France	—	243,563,140	—	243,563,140
Germany	—	179,934,262	—	179,934,262
Hong Kong	—	68,688,432	—	68,688,432
Ireland	—	28,752,712	—	28,752,712
Israel	18,585,843	7,259,485	—	25,845,328
Italy	—	45,573,444	—	45,573,444
Japan	—	479,773,607	—	479,773,607
Netherlands	—	54,370,922	—	54,370,922
New Zealand	—	2,036,945	—	2,036,945
Norway	—	17,071,762	—	17,071,762
Singapore	—	16,478,186	—	16,478,186
Spain	—	55,111,788	—	55,111,788
Sweden	—	87,374,767	—	87,374,767
Switzerland	—	174,536,909	—	174,536,909
United Kingdom	—	379,858,126	—	379,858,126
Total Common Stocks	18,585,843	2,086,213,777	—	2,104,799,620
Preferred Stocks
Germany	—	7,913,267	—	7,913,267
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	112,059,721
Total Investments	18,585,843	2,094,127,044	—	2,224,772,608
Derivatives
Assets
Futures Contracts	1,926,454	—	—	1,926,454
Total	20,512,297	2,094,127,044	—	2,226,699,062

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – MFS® Blended Research® Core Equity Fund (formerly Variable Portfolio – Sit Dividend Growth Fund)

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 9.3%
Auto Components 0.6%
Delphi Automotive PLC	151,775	$11,386,161
Distributors 0.9%
Genuine Parts Co.	159,650	15,862,824
Diversified Consumer Services 0.8%
H&R Block, Inc.	513,750	13,573,275
Hotels, Restaurants & Leisure 0.7%
Starbucks Corp.	206,775	12,344,467
Household Durables 0.5%
Tupperware Brands Corp.	156,300	9,062,274
Leisure Products 0.5%
Polaris Industries, Inc.	87,350	8,602,228
Media 0.6%
CBS Corp., Class B Non Voting	203,000	11,183,270
Multiline Retail 1.8%
Macy’s, Inc.	202,675	8,935,941
Target Corp.	271,140	22,309,399
Total		31,245,340
Specialty Retail 2.9%
Home Depot, Inc. (The)	252,050	33,631,031
TJX Companies, Inc. (The)	213,925	16,761,024
Total		50,392,055
TOTAL CONSUMER DISCRETIONARY		163,651,894
CONSUMER STAPLES 9.2%
Beverages 1.9%
PepsiCo, Inc.	319,450	32,737,236
Food & Staples Retailing 1.9%
CVS Health Corp.	317,175	32,900,562
Food Products 1.4%
JM Smucker Co. (The)	193,550	25,130,532

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 3.0%
Kimberly-Clark Corp.	175,000	$23,539,250
Procter & Gamble Co. (The)	344,700	28,372,257
Total		51,911,507
Tobacco 1.0%
Philip Morris International, Inc.	183,125	17,966,394
TOTAL CONSUMER STAPLES		160,646,231
ENERGY 3.6%
Energy Equipment & Services 0.5%
Schlumberger Ltd.	119,675	8,826,031
Oil, Gas & Consumable Fuels 3.1%
California Resources Corp.	27,015	27,825
Marathon Petroleum Corp.	418,225	15,549,606
Occidental Petroleum Corp.	308,075	21,081,572
Suncor Energy, Inc.	636,300	17,695,503
Total		54,354,506
TOTAL ENERGY		63,180,537
FINANCIALS 16.6%
Banks 5.4%
JPMorgan Chase & Co.	434,450	25,728,129
U.S. Bancorp	631,575	25,635,629
Umpqua Holdings Corp.	519,350	8,236,891
Wells Fargo & Co.	714,275	34,542,339
Total		94,142,988
Capital Markets 3.2%
Invesco Ltd.	989,075	30,433,838
Legg Mason, Inc.	710,875	24,653,145
Total		55,086,983
Consumer Finance 1.1%
Discover Financial Services	391,775	19,949,183
Insurance 4.1%
Allstate Corp. (The)	130,744	8,808,223
Arthur J Gallagher & Co.	236,255	10,508,623
Chubb Ltd.	139,275	16,594,616
Hartford Financial Services Group, Inc. (The)	560,675	25,835,904
Validus Holdings Ltd.	214,500	10,122,255
Total		71,869,621

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	206,850	$18,800,596
Brixmor Property Group, Inc.	585,323	14,995,975
Realty Income Corp.	253,525	15,847,848
Total		49,644,419
TOTAL FINANCIALS		290,693,194
HEALTH CARE 18.8%
Biotechnology 2.4%
AbbVie, Inc.	378,875	21,641,340
Gilead Sciences, Inc.	212,675	19,536,326
Total		41,177,666
Health Care Equipment & Supplies 6.4%
Abbott Laboratories	397,650	16,633,700
Becton Dickinson and Co.	156,400	23,744,648
Medtronic PLC	719,275	53,945,625
Zimmer Biomet Holdings, Inc.	172,550	18,399,006
Total		112,722,979
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	310,425	25,439,329
UnitedHealth Group, Inc.	202,525	26,105,472
Total		51,544,801
Pharmaceuticals 7.1%
Johnson & Johnson	347,150	37,561,630
Merck & Co., Inc.	321,475	17,009,242
Pfizer, Inc.	1,523,700	45,162,468
Teva Pharmaceutical Industries Ltd., ADR	463,525	24,803,223
Total		124,536,563
TOTAL HEALTH CARE		329,982,009
INDUSTRIALS 13.8%
Aerospace & Defense 4.6%
Honeywell International, Inc.	217,300	24,348,465
Lockheed Martin Corp.	85,520	18,942,680
Orbital ATK, Inc.	51,532	4,480,192
Raytheon Co.	167,400	20,528,262
United Technologies Corp.	113,875	11,398,888
Total		79,698,487
Air Freight & Logistics 1.6%
FedEx Corp.	88,050	14,327,496
United Parcel Service, Inc., Class B	128,600	13,563,442
Total		27,890,938

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 1.1%
Delta Air Lines, Inc.	408,900	$19,905,252
Industrial Conglomerates 1.7%
3M Co.	26,300	4,382,369
General Electric Co.	799,425	25,413,721
Total		29,796,090
Machinery 1.0%
Snap-On, Inc.	109,497	17,189,934
Professional Services 1.1%
Nielsen Holdings PLC	372,375	19,609,267
Road & Rail 1.5%
Ryder System, Inc.	206,800	13,396,504
Union Pacific Corp.	162,650	12,938,807
Total		26,335,311
Transportation Infrastructure 1.2%
Macquarie Infrastructure Corp.	304,625	20,543,910
TOTAL INDUSTRIALS		240,969,189
INFORMATION TECHNOLOGY 14.6%
Internet Software & Services 0.8%
Alphabet, Inc., Class A (a)	19,200	14,647,680
IT Services 2.4%
Accenture PLC, Class A	137,800	15,902,120
Automatic Data Processing, Inc.	100,950	9,056,225
Visa, Inc., Class A	237,000	18,125,760
Total		43,084,105
Semiconductors & Semiconductor Equipment 6.5%
Applied Materials, Inc.	1,362,000	28,847,160
Broadcom Ltd.	209,250	32,329,125
Intel Corp.	1,024,525	33,143,384
Skyworks Solutions, Inc.	141,525	11,024,797
Xilinx, Inc.	167,500	7,944,525
Total		113,288,991
Software 3.2%
Microsoft Corp.	1,009,450	55,751,923

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 1.7%
Apple, Inc.	271,050	$29,541,740
TOTAL INFORMATION TECHNOLOGY		256,314,439
MATERIALS 4.3%
Chemicals 3.4%
Agrium, Inc.	170,175	15,024,751
Dow Chemical Co. (The)	424,375	21,583,713
LyondellBasell Industries NV, Class A	129,300	11,065,494
Scotts Miracle-Gro Co., Class A	172,920	12,583,388
Total		60,257,346
Containers & Packaging 0.9%
International Paper Co.	378,850	15,548,004
TOTAL MATERIALS		75,805,350
TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 4.1%
BCE, Inc.	390,875	17,800,448
Verizon Communications, Inc.	1,013,050	54,785,744
Total		72,586,192
TOTAL TELECOMMUNICATION SERVICES		72,586,192
UTILITIES 4.3%
Electric Utilities 1.5%
NextEra Energy, Inc.	225,550	26,691,587

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 2.8%
CenterPoint Energy, Inc.	621,925	$13,010,671
DTE Energy Co.	184,625	16,738,103
WEC Energy Group, Inc.	305,575	18,355,890
Total		48,104,664
TOTAL UTILITIES		74,796,251
Total Common Stocks (Cost: $1,556,607,649)		$1,728,625,286

	Shares	Value

Equity Funds 0.6%
DIVIDEND INCOME 0.6%
Kayne Anderson MLP Investment Co.	328,500	$5,443,245
Tortoise Energy Infrastructure Corp.	216,175	5,317,905
Total		10,761,150
Total Equity Funds (Cost: $15,741,758)		$10,761,150

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	14,863,080	14,863,080
Total Money Market Funds (Cost: $14,863,080)		$14,863,080
Total Investments
(Cost: $1,587,212,487)		$1,754,249,516(d)
Other Assets & Liabilities, Net		(330,604)
Net Assets		$1,753,918,912

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,127,036	72,178,831	(67,442,787)	14,863,080	9,057	14,863,080

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	163,651,894	—	—	163,651,894
Consumer Staples	160,646,231	—	—	160,646,231
Energy	63,180,537	—	—	63,180,537
Financials	290,693,194	—	—	290,693,194
Health Care	329,982,009	—	—	329,982,009
Industrials	240,969,189	—	—	240,969,189
Information Technology	256,314,439	—	—	256,314,439
Materials	75,805,350	—	—	75,805,350
Telecommunication Services	72,586,192	—	—	72,586,192
Utilities	74,796,251	—	—	74,796,251
Total Common Stocks	1,728,625,286	—	—	1,728,625,286
Equity Funds
Dividend Income	10,761,150	—	—	10,761,150
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	14,863,080
Total Investments	1,739,386,436	—	—	1,754,249,516

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – TCW Core Plus Bond Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 20.6%
Airlines 0.6%
America West Airlines Pass-Through Trust
04/02/21	7.100%	$2,464,595	$2,627,874
American Airlines Pass-Through Trust
01/31/21	5.250%	2,030,182	2,177,371
01/15/23	4.950%	3,325,341	3,549,802
Continental Airlines Pass-Through Trust
06/15/21	6.703%	619,550	649,164
04/19/22	5.983%	9,494,862	10,491,823
Guanay Finance Ltd. (a)
12/15/20	6.000%	1,435,465	1,388,812
Total			20,884,846
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/22	3.375%	2,315,000	2,309,303
Automotive 0.7%
Ford Motor Credit Co. LLC
05/09/16	1.700%	2,000,000	2,000,981
12/15/16	8.000%	800,000	835,144
03/18/21	3.336%	3,500,000	3,601,654
Ford Motor Credit Co. LLC (b)
01/09/18	1.557%	7,000,000	6,918,709
General Motors Financial Co., Inc.
07/10/17	2.625%	3,525,000	3,546,453
09/25/17	3.000%	4,000,000	4,035,480
Nemak SAB de CV (a)
02/28/23	5.500%	1,000,000	1,027,500
Total			21,965,921
Banking 6.1%
Bank of America Corp.
10/19/20	2.625%	7,000,000	7,048,776
04/01/44	4.875%	4,075,000	4,440,393
Bank of America Corp. (b)
04/01/19	1.482%	6,000,000	5,943,168
Subordinated
12/01/26	1.285%	1,000,000	850,378
Bank of America NA
Subordinated
06/15/17	6.100%	3,850,000	4,026,661
Bank of America NA (b)
Subordinated
06/15/16	0.914%	3,500,000	3,499,090
06/15/17	0.934%	3,150,000	3,129,500
Barclays PLC
01/12/26	4.375%	6,285,000	6,211,151
Capital One Bank NA
07/23/21	2.950%	8,000,000	8,042,672
Chase Capital VI Junior Subordinated (b)
08/01/28	1.241%	3,000,000	2,325,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Citigroup, Inc.
07/29/19	2.500%	$8,000,000	$8,107,520
Citigroup, Inc. (b)
04/08/19	1.390%	8,000,000	7,880,856
Credit Suisse Group Funding Guernsey Ltd.
09/15/22	3.800%	8,565,000	8,524,530
Discover Bank
11/13/18	2.600%	3,295,000	3,305,227
06/04/20	3.100%	5,000,000	5,027,035
Goldman Sachs Group, Inc. (The)
04/01/18	6.150%	5,000,000	5,408,970
07/08/24	3.850%	4,750,000	4,918,407
Goldman Sachs Group, Inc. (The) (b)
12/15/17	1.434%	2,000,000	1,994,954
11/29/23	2.236%	4,275,000	4,239,413
HBOS PLC Subordinated (a)
05/21/18	6.750%	1,000,000	1,081,332
ICICI Bank Ltd. Junior Subordinated (a)(b)
04/30/22	6.375%	800,000	816,739
JPMorgan Chase & Co.
07/05/16	3.150%	3,850,000	3,874,224
10/29/20	2.550%	7,605,000	7,690,085
05/13/24	3.625%	2,800,000	2,919,574
Subordinated
09/10/24	3.875%	2,500,000	2,563,878
JPMorgan Chase Bank NA
Subordinated
10/01/17	6.000%	3,033,000	3,220,015
JPMorgan Chase Bank NA (b)
Subordinated
06/13/16	0.962%	11,070,000	11,070,919
JPMorgan Chase Capital XXI Junior Subordinated (b)
02/02/37	1.563%	4,500,000	3,155,625
Lloyds Banking Group PLC Subordinated
11/04/24	4.500%	2,000,000	2,009,324
Macquarie Bank Ltd. (a)
Subordinated
04/07/21	6.625%	3,174,000	3,611,561
Macquarie Bank Ltd. (a)(b)
06/15/16	1.084%	8,000,000	8,003,928
Morgan Stanley
01/09/17	5.450%	4,450,000	4,590,980
05/13/19	7.300%	5,000,000	5,754,590
07/24/20	5.500%	4,500,000	5,059,381
10/23/24	3.700%	1,000,000	1,032,820
07/23/25	4.000%	2,000,000	2,091,270
01/27/26	3.875%	5,000,000	5,216,045
01/27/45	4.300%	2,550,000	2,565,915
Royal Bank of Scotland Group PLC
03/31/17	1.875%	3,000,000	2,994,060
10/21/19	6.400%	4,000,000	4,487,828

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Royal Bank of Scotland Group PLC (c)
04/05/26	4.800%	$3,155,000	$3,165,443
UBS AG
08/14/19	2.375%	6,000,000	6,090,624
UBS Group Funding Jersey Ltd. (a)
09/24/25	4.125%	2,185,000	2,188,483
Wells Fargo & Co.
07/22/20	2.600%	4,065,000	4,159,763
Total			194,338,107
Cable and Satellite 0.6%
Altice US Finance I Corp. (a)
07/15/23	5.375%	605,000	621,259
CCO Holdings LLC/Capital Corp.
09/01/23	5.750%	1,468,000	1,523,050
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	2,000,000	2,035,000
CCO Safari II LLC (a)
10/23/45	6.484%	7,130,000	7,933,736
CSC Holdings LLC
06/01/24	5.250%	1,750,000	1,559,688
DISH DBS Corp.
06/01/21	6.750%	1,640,000	1,693,300
Neptune Finco Corp. (a)
10/15/25	6.625%	3,280,000	3,542,400
Total			18,908,433
Diversified Manufacturing 0.2%
General Electric Co.
01/14/38	5.875%	287,000	373,933
01/10/39	6.875%	230,000	333,039
General Electric Co. (b)
05/05/26	1.001%	6,000,000	5,463,294
Total			6,170,266
Electric 1.8%
Appalachian Power Co.
05/15/33	5.950%	3,225,000	3,509,110
Duke Energy Carolinas LLC
12/15/41	4.250%	900,000	962,020
Duke Energy Corp. (b)
04/03/17	0.992%	6,500,000	6,456,424
Duquesne Light Holdings, Inc. (a)
09/15/20	6.400%	5,350,000	6,126,633
Dynegy, Inc.
06/01/23	5.875%	1,250,000	1,043,750
Empresa Electrica Guacolda SA (a)
04/30/25	4.560%	350,000	334,517
Entergy Louisiana LLC
04/01/25	3.780%	5,900,000	6,221,597

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Exelon Corp. (a)
06/15/25	3.950%	$1,630,000	$1,689,340
FirstEnergy Transmission LLC (a)
01/15/25	4.350%	6,950,000	7,245,041
Florida Power & Light Co.
10/01/44	4.050%	2,585,000	2,761,473
Homer City Generation LP PIK (d)
10/01/26	8.734%	1,875,000	1,125,000
Ipalco Enterprises, Inc.
05/01/18	5.000%	3,840,000	4,032,000
MidAmerican Energy Co.
10/15/44	4.400%	5,875,000	6,413,450
NextEra Energy Capital Holdings, Inc.
09/01/17	2.056%	2,000,000	2,010,802
Northern States Power Co.
08/15/45	4.000%	2,250,000	2,341,460
PacifiCorp
07/01/25	3.350%	2,000,000	2,108,750
Public Service Electric & Gas Co.
05/01/45	4.050%	3,005,000	3,132,165
Total			57,513,532
Finance Companies 0.5%
AerCap Ireland Capital Ltd./Global Aviation Trust
07/01/20	4.250%	1,780,000	1,795,575
CIT Group, Inc.
08/15/17	4.250%	5,000,000	5,088,050
GE Capital International Funding Co. (a)
11/15/35	4.418%	1,732,000	1,881,633
International Lease Finance Corp. (a)
09/01/16	6.750%	3,915,000	3,973,725
09/01/18	7.125%	1,975,000	2,152,750
Total			14,891,733
Food and Beverage 0.6%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	2,475,000	2,602,742
02/01/46	4.900%	7,750,000	8,661,106
Constellation Brands, Inc.
05/01/22	6.000%	1,000,000	1,125,000
Kraft Heinz Co. (The) (a)
07/15/45	5.200%	6,250,000	6,993,056
Total			19,381,904
Gaming —%
Churchill Downs, Inc. (a)
12/15/21	5.375%	835,000	860,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care 1.1%
Catholic Health Initiatives
08/01/18	2.600%	$1,525,000	$1,553,246
11/01/22	2.950%	6,530,000	6,568,658
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	3,000,000	3,030,000
05/01/25	5.000%	2,000,000	1,980,000
Fresenius Medical Care U.S. Finance II, Inc. (a)
01/31/22	5.875%	2,439,000	2,679,241
HCA, Inc.
02/15/20	6.500%	4,000,000	4,390,000
05/01/23	4.750%	1,250,000	1,271,875
Hartford HealthCare Corp.
04/01/44	5.746%	3,000,000	3,480,711
Northwell Healthcare, Inc.
11/01/43	6.150%	4,340,000	5,580,611
Tenet Healthcare Corp.
10/01/20	6.000%	1,000,000	1,065,000
Tenet Healthcare Corp. (a)(b)
06/15/20	4.134%	2,500,000	2,481,250
Total			34,080,592
Healthcare REIT 1.8%
Alexandria Real Estate Equities, Inc.
06/15/23	3.900%	9,700,000	9,813,277
HCP, Inc.
11/15/23	4.250%	7,150,000	7,178,085
08/15/24	3.875%	2,000,000	1,930,290
Healthcare Realty Trust, Inc.
01/15/21	5.750%	4,215,000	4,685,289
Healthcare Trust of America Holdings LP
07/15/21	3.375%	8,900,000	8,993,957
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	905,000	911,186
03/01/22	4.250%	978,000	1,034,533
Ventas Realty LP
01/15/26	4.125%	7,205,000	7,398,519
Welltower, Inc.
06/01/16	6.200%	5,058,000	5,097,700
01/15/21	4.950%	667,000	724,953
01/15/22	5.250%	6,173,000	6,740,694
03/15/23	3.750%	780,000	779,168
04/01/26	4.250%	3,000,000	3,040,098
Total			58,327,749
Independent Energy 0.2%
Devon Energy Corp.
12/15/25	5.850%	1,900,000	1,833,952
Marathon Oil Corp.
07/15/23	8.125%	2,000,000	1,913,206
Noble Energy, Inc.
11/15/24	3.900%	1,000,000	941,281
11/15/44	5.050%	1,700,000	1,447,899
Total			6,136,338

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy 0.2%
Exxon Mobil Corp.
03/01/21	2.222%	$3,187,000	$3,243,416
03/06/45	3.567%	680,000	661,181
Shell International Finance BV
05/11/45	4.375%	3,230,000	3,242,943
Total			7,147,540
Life Insurance 0.6%
Guardian Life Insurance Co. of America (The) Subordinated (a)
06/19/64	4.875%	1,850,000	1,771,490
MassMutual Global Funding II (a)
10/17/22	2.500%	3,370,000	3,362,417
MetLife, Inc. Junior Subordinated
12/15/36	6.400%	2,975,000	3,073,175
Pricoa Global Funding I (a)
05/16/19	2.200%	4,000,000	4,016,904
Prudential Insurance Co. of America (The) Subordinated (a)
07/01/25	8.300%	2,000,000	2,582,096
Teachers Insurance & Annuity Association of America Subordinated (a)(b)
09/15/54	4.375%	3,920,000	3,906,394
Total			18,712,476
Midstream 1.0%
Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,563,000	2,162,754
Boardwalk Pipelines LP
06/01/18	5.200%	1,000,000	999,020
09/15/19	5.750%	1,150,000	1,148,734
Enbridge Energy Partners LP
10/15/25	5.875%	2,500,000	2,521,825
Energy Transfer Equity LP
06/01/27	5.500%	565,000	453,413
Energy Transfer Partners LP
02/01/23	3.600%	2,510,000	2,177,453
02/01/24	4.900%	1,350,000	1,228,142
01/15/26	4.750%	2,500,000	2,271,877
02/01/42	6.500%	1,525,000	1,384,491
10/01/43	5.950%	2,000,000	1,722,636
03/15/45	5.150%	2,000,000	1,554,716
Enterprise Products Operating LLC
02/15/24	3.900%	1,350,000	1,364,537
Kinder Morgan Energy Partners LP
02/01/24	4.150%	1,000,000	941,378
05/01/24	4.300%	2,350,000	2,233,301
Rockies Express Pipeline LLC (a)
01/15/19	6.000%	500,000	487,500
04/15/20	5.625%	2,850,000	2,693,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Sabine Pass LNG LP
11/30/16	7.500%	$1,600,000	$1,646,400
Texas Eastern Transmission LP (a)
10/15/22	2.800%	1,850,000	1,763,492
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	2,000,000	1,736,548
03/15/24	4.875%	2,000,000	1,745,244
Total			32,236,711
Office REIT 0.2%
Boston Properties LP
05/15/21	4.125%	1,351,000	1,447,715
Piedmont Operating Partnership LP
06/01/23	3.400%	4,815,000	4,655,527
Total			6,103,242
Other Financial Institutions 0.1%
PT Perusahaan Gas Negara Persero Tbk (a)
05/16/24	5.125%	2,200,000	2,252,054
Packaging —%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)(b)
12/15/19	3.634%	1,600,000	1,576,000
Pharmaceuticals 0.9%
AbbVie, Inc.
05/14/45	4.700%	5,000,000	5,316,860
Actavis Funding SCS
03/15/25	3.800%	1,500,000	1,561,115
Actavis Funding
03/15/45	4.750%	4,700,000	4,943,013
AstraZeneca PLC
11/16/25	3.375%	1,500,000	1,553,751
Biogen, Inc.
09/15/45	5.200%	2,406,000	2,668,718
Celgene Corp.
08/15/45	5.000%	4,880,000	5,276,910
Gilead Sciences, Inc.
03/01/26	3.650%	1,500,000	1,593,951
Johnson & Johnson
12/05/43	4.500%	3,135,000	3,599,002
Valeant Pharmaceuticals International, Inc. (a)
12/01/21	5.625%	1,100,000	866,250
05/15/23	5.875%	1,570,000	1,230,488
04/15/25	6.125%	2,000,000	1,540,000
Total			30,150,058

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty 0.7%
Berkshire Hathaway, Inc.
03/15/26	3.125%	$3,175,000	$3,255,473
02/11/43	4.500%	6,302,000	6,886,202
Farmers Exchange Capital II Subordinated (a)(b)
11/01/53	6.151%	4,810,000	4,935,555
Farmers Exchange Capital Subordinated (a)
07/15/28	7.050%	3,225,000	3,792,781
Nationwide Mutual Insurance Co. (a)
Subordinated
04/01/33	7.875%	1,330,000	1,743,694
Nationwide Mutual Insurance Co. (a)(b)
Subordinated
12/15/24	2.924%	2,815,000	2,734,069
Total			23,347,774
Railroads 0.1%
Burlington Northern Santa Fe LLC
04/01/45	4.150%	2,025,000	2,077,810
Refining —%
Reliance Holdings USA, Inc. (a)
10/19/20	4.500%	900,000	968,312
Retail REIT 0.5%
Regency Centers LP
06/15/17	5.875%	1,723,000	1,806,269
Vereit Operating Partnership LP
02/06/17	2.000%	5,950,000	5,890,500
WEA Finance LLC/Westfield UK & Europe Finance PLC (a)
09/17/19	2.700%	7,485,000	7,535,876
Total			15,232,645
Retailers 0.4%
CVS Health Corp.
07/20/45	5.125%	6,465,000	7,487,259
Wal-Mart Stores, Inc.
10/02/43	4.750%	3,000,000	3,536,343
Walgreens Boots Alliance, Inc.
11/18/44	4.800%	2,500,000	2,484,547
Total			13,508,149
Technology 0.5%
Apple, Inc.
05/13/45	4.375%	2,140,000	2,240,721
02/23/46	4.650%	5,970,000	6,517,174
Baidu, Inc.
06/30/25	4.125%	400,000	417,128
Microsoft Corp.
02/12/45	3.750%	3,000,000	2,971,635

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
11/03/45	4.450%	$4,000,000	$4,436,664
Total			16,583,322
Wireless 0.2%
Numericable-SFR SA (a)
05/15/19	4.875%	900,000	895,500
Sprint Communications, Inc. (a)
11/15/18	9.000%	4,875,000	5,118,750
Total			6,014,250
Wirelines 0.9%
AT&T, Inc.
02/17/26	4.125%	4,000,000	4,224,284
09/01/40	5.350%	500,000	525,733
06/15/45	4.350%	2,000,000	1,832,192
05/15/46	4.750%	6,355,000	6,199,029
Verizon Communications, Inc.
09/15/16	2.500%	1,954,000	1,969,048
11/01/42	3.850%	3,000,000	2,708,163
09/15/43	6.550%	975,000	1,284,296
08/21/46	4.862%	6,000,000	6,327,126
08/21/54	5.012%	349,000	350,127
Verizon Communications, Inc. (b)
06/09/17	1.036%	3,000,000	2,994,027
Total			28,414,025
Total Corporate Bonds & Notes (Cost: $652,158,094)			$660,093,142

Residential Mortgage-Backed Securities - Agency 25.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K151 Class A3
04/25/30	3.511%	7,010,000	7,507,732
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (b)
Series KS02 Class A
08/25/23	0.805%	7,786,554	7,680,857
Federal Home Loan Mortgage Corp.
08/01/30-02/01/46	3.000%	73,322,332	75,378,901
09/01/30	2.500%	17,181,906	17,661,395
09/01/32-02/01/46	3.500%	209,173,168	219,874,032
07/01/35-07/01/41	5.000%	3,894,295	4,309,172
04/01/36-11/01/39	6.000%	506,960	576,346
06/01/38-02/01/41	5.500%	2,096,504	2,337,930
03/01/39-04/01/41	4.500%	20,481,611	22,357,568
08/01/44-02/01/46	4.000%	83,752,442	89,722,452

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal Home Loan Mortgage Corp. (b)
CMO Series 2863 Class FM
10/15/31	0.936%	$4,162,636	$4,193,931
Federal Home Loan Mortgage Corp. (b)(e)
CMO IO Series 2980 Class SL
11/15/34	6.264%	464,221	112,834
Federal Home Loan Mortgage Corp. (e)
CMO IO Series 4037 Class PI
04/15/27	3.000%	1,434,908	134,665
CMO IO Series 4090 Class EI
08/15/22	2.500%	2,015,069	107,357
CMO IO Series 4093 Class IA
03/15/42	4.000%	2,157,500	642,001
Federal National Mortgage Association
12/01/25-03/01/43	3.500%	11,343,593	11,995,442
03/01/26	2.860%	4,600,000	4,739,130
03/01/31	3.200%	3,155,000	3,206,987
05/01/33-01/01/41	5.000%	1,710,649	1,896,815
10/01/33-08/01/43	3.000%	10,128,667	10,435,396
11/01/38-11/01/40	6.000%	6,923,111	7,965,517
08/01/43-04/01/44	4.000%	22,295,411	24,329,908
CMO Series 2013-13 Class PH
04/25/42	2.500%	9,698,646	9,937,278
Federal National Mortgage Association (b)(e)
CMO IO Series 2004-94 Class HJ
10/25/34	6.267%	331,624	37,221
CMO IO Series 2006-8 Class HL
03/25/36	6.267%	2,577,591	549,907
CMO IO Series 2013-81 Class NS
10/25/42	5.767%	1,079,727	174,207
CMO IO Series 2013-M12 Class SA
10/25/17	6.237%	848,927	19,916
CMO IO Series 2013-M14 Class SA
08/25/18	6.217%	15,811,572	1,609,460
Federal National Mortgage Association (c)
04/18/31	2.500%	34,580,000	35,498,531
04/18/31-04/13/46	3.000%	43,965,000	45,314,564
04/13/46	3.500%	45,690,000	47,904,896
04/13/46	4.000%	37,435,000	39,996,958
04/13/46	4.500%	3,555,000	3,868,284
Federal National Mortgage Association (e)
CMO IO Series 2013-45 Class IK
02/25/43	3.000%	785,897	121,164
Government National Mortgage Association
08/15/33-02/20/46	4.500%	6,170,353	6,646,788
04/15/35-06/15/41	5.000%	1,189,327	1,325,341
07/15/40-10/20/45	4.000%	6,612,801	7,091,145
07/20/45-09/20/45	3.500%	35,357,938	37,415,553

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/20/45-09/20/45	3.000%	$30,514,376	$31,650,807
Government National Mortgage Association (b)(e)
CMO IO Series 2011-78 Class IX
08/16/46	0.505%	24,726,804	871,580
CMO IO Series 2013-124 Class SB
10/20/41	5.718%	3,753,073	346,816
Government National Mortgage Association (c)
04/20/46	3.500%	22,795,000	24,091,466
Government National Mortgage Association (f)
CMO PO Series 2006-26 Class PO
06/20/36	0.000%	75,584	71,329
NCUA Guaranteed Notes CMO Series 2011-R4 Class 1A (b)
03/06/20	0.818%	1,786,592	1,784,987
Total Residential Mortgage-Backed Securities - Agency (Cost: $804,877,222)			$813,494,566

Residential Mortgage-Backed Securities - Non-Agency 6.4%
Asset-Backed Funding Certificates Trust (b)
Series 2005-HE1 Class M1
03/25/35	1.063%	11,904,354	11,576,796
Series 2005-WF1 Class A2C
12/25/34	1.053%	4,561,872	4,544,008
BCAP LLC Trust (a)(b)
03/26/37	2.409%	3,854,664	3,822,110
CMO Series 2014-RR2 Class 11A1
05/26/37	0.585%	6,019,885	5,757,488
BCAP LLC Trust (b)
CMO Series 2007-AA1 Class 2A1
03/25/37	0.613%	9,802,481	8,122,781
Banc of America Funding Trust Series 2006-G Class 2A1 (b)
07/20/36	0.652%	3,017,139	2,778,262
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE12 Class M1 (b)
12/25/35	0.913%	14,167,681	13,834,863
CitiMortgage Alternative Loan Trust CMO Series 2006-A5 Class 1A12
10/25/36	6.000%	3,954,387	3,443,723
Citigroup Mortgage Loan Trust, Inc. Series 2006-NC1 Class A2C (b)
08/25/36	0.573%	5,588,320	5,181,712
Citigroup Mortgage Loan Trust, Inc. (a)(b)
CMO Series 2015-6 Class 1A1
05/20/47	0.642%	9,640,444	9,211,509
CMO Series 2015-6 Class 2A1
12/25/35	0.711%	10,982,805	10,165,747
Countrywide Alternative Loan Trust (b)
CMO Series 2005-76 Class 1A1
01/25/36	1.830%	8,500,710	7,480,293
Series 2006-HY12 Class A5
08/25/36	3.548%	14,958,456	14,109,713

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp. (b)
CMO Series 2004-AR8 Class 7A1
09/25/34	2.607%	$821,691	$796,176
Series 2004-AR5 Class 2A1
06/25/34	2.629%	3,405,683	3,366,075
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2015-5R Class 1A1
09/27/46	1.066%	8,994,293	8,743,524
Series 2009-14R Class 2A1
06/26/37	5.000%	2,739,835	2,783,463
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2009-3R Class 30A1
07/27/37	2.402%	1,908,589	1,904,341
CMO Series 2014-6R Class 5A1
07/27/36	0.556%	3,971,520	3,711,966
CMO Series 2015-5R Class 2A1
04/27/47	0.707%	8,844,632	8,451,423
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/37	6.000%	1,880,700	1,400,736
First Horizon Alternative Mortgage Securities Trust (b)
CMO Series 2005-AA10 Class 2A1
12/25/35	2.382%	5,745,686	4,508,247
CMO Series 2005-AA7 Class 2A1
09/25/35	2.478%	5,165,645	4,431,429
CMO Series 2005-AA8 Class 2A1
10/25/35	2.668%	10,271,917	8,702,353
GMAC Mortgage Loan Trust CMO Series 2005-AR6 Class 2A1 (b)
11/19/35	3.248%	3,764,449	3,430,745
GSAA Home Equity Trust Series 2005-9 Class 1A1 (b)
08/25/35	0.713%	3,051,445	2,899,402
GSR Mortgage Loan Trust CMO Series 2005-AR6 Class 4A5 (b)
09/25/35	2.804%	2,103,235	2,091,322
IndyMac Index Mortgage Loan Trust (b)
CMO Series 2005-AR15 Class A1
09/25/35	2.786%	2,240,248	1,872,239
CMO Series 2006-AR27 Class 1A3
10/25/36	0.703%	7,957,376	5,195,645
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2 Class A2C (b)
05/25/37	0.673%	5,759,171	3,047,623
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class A2C (b)
08/25/36	0.633%	159,691	159,558
Merrill Lynch Mortgage-Backed Securities Trust CMO Series 2007-2 Class 1A1 (b)
08/25/36	2.722%	4,272,999	3,904,526
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A (b)
04/25/35	0.693%	4,033,289	3,709,200

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
MortgageIT Trust CMO Series 2005-4 Class A1 (b)
10/25/35	0.713%	$10,530,731	$9,542,648
Nationstar Home Equity Loan Trust Series 2006-B Class AV4 (b)
09/25/36	0.713%	12,800,000	11,855,231
Nomura Resecuritization Trust (a)(b)
CMO Series 2014-2R Class 2A1
10/26/36	0.873%	3,693,969	3,627,847
CMO Series 2014-3R Class 1A1
01/26/37	0.667%	5,941,532	5,791,768
CMO Series 2015-2R Class 2A1
03/26/36	0.618%	9,306,017	8,803,172
RALI Trust CMO Series 2005-QA8 Class CB21 (b)
07/25/35	3.370%	3,440,138	2,759,693
Residential Asset Securities Corp. Trust Series 2005-KS8 Class M2 (b)
08/25/35	0.883%	6,082,008	5,993,441
Saxon Asset Securities Trust Series 2006-2 Class A2 (b)
09/25/36	0.563%	4,247,691	4,047,652
Soundview Home Loan Trust (b)
Series 2005-OPT4 Class 2A3
12/25/35	0.693%	3,390,844	3,330,020
Series 2006-WF2 Class A2C
12/25/36	0.573%	1,025,376	1,019,217
Structured Asset Investment Loan Trust Series 2005-8 Class A4 (b)
10/25/35	1.153%	2,472,749	2,420,497
WaMu Mortgage Pass-Through Certificates Trust (b)
CMO Series 2003-AR10 Class A7
10/25/33	2.536%	2,029,485	2,054,935
CMO Series 2003-AR9 Class 1A6
09/25/33	2.521%	1,413,184	1,417,894
CMO Series 2005-AR15 Class A1A1
11/25/45	0.693%	5,511,160	5,015,405
CMO Series 2006-AR11 Class 1A
09/25/46	1.310%	11,025,115	9,064,862
CMO Series 2007-HY2 Class 1A1
12/25/36	2.350%	6,483,224	5,573,876
Series 2005-AR4 Class A5
04/25/35	2.540%	2,895,840	2,815,417
WaMu Mortgage Pass-Through Certificates CMO Series 2006-AR4 Class 1A1A (b)
05/25/46	1.290%	7,265,342	6,538,902
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $271,455,063)			$266,811,475

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 3.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K501 Class A2
11/25/16	1.655%	$898,686	$899,709
Series KSCT Class A2
01/25/20	4.285%	2,910,000	3,207,613
Federal National Mortgage Association
04/01/19	2.226%	8,060,119	8,166,265
10/01/20	3.426%	3,800,000	4,078,043
12/01/20	3.632%	529,494	572,355
04/01/21	4.250%	3,941,000	4,376,302
06/01/21	4.374%	9,012,735	10,011,012
08/01/21	3.716%	9,468,623	10,351,405
06/01/23	2.764%	3,638,215	3,810,721
12/01/23	2.440%	3,200,000	3,259,429
05/01/25	2.670%	9,119,000	9,359,951
08/01/25	3.850%	3,601,399	4,000,137
08/01/25	3.850%	3,999,094	4,441,864
05/01/27	2.966%	7,253,495	7,532,979
01/01/29	4.080%	6,927,902	7,817,073
Series 2001-M2 Class Z2
06/25/31	6.300%	215,861	225,929
Federal National Mortgage Association (b)
Series 2014-M12 Class FA
10/25/21	0.701%	4,518,360	4,482,955
Series 2015-M2 Class A3
12/25/24	3.049%	12,974,585	13,512,217
Government National Mortgage Association (b)(e)
CMO IO Series 2010-155 Class IO
06/16/39	0.709%	6,348,690	287,876
CMO IO Series 2011-121 Class IO
06/16/43	0.881%	13,440,970	393,877
CMO IO Series 2012-55 Class IO
04/16/52	0.970%	3,276,898	131,113
Government National Mortgage Association (e)
CMO IO Series 2012-125 Class IK
08/16/52	0.561%	25,000,000	395,818
Total Commercial Mortgage-Backed Securities - Agency (Cost: $99,590,034)			$101,314,643

Commercial Mortgage-Backed Securities - Non-Agency 2.4%
225 Liberty Street Trust Series 2016-225L Class A (a)
02/10/36	3.597%	3,090,000	3,188,514
Aventura Mall Trust Series 2013-AVM Class A (a)(b)
12/05/32	3.743%	3,025,000	3,240,617
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class A2
09/10/45	1.813%	3,000,000	3,008,909
Commercial Mortgage Trust (a)
Series 2015-3BP Class A
02/10/35	3.178%	2,905,000	2,991,227

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2016-787S Class A
02/10/36	3.545%	$3,095,000	$3,252,268
Commercial Mortgage Trust (a)(b)
Subordinated, Series 2001-J2A Class G
07/16/34	7.143%	4,400,000	4,469,293
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1A (b)
01/15/49	5.526%	4,396,896	4,505,253
DBUBS Mortgage Trust
Series 2011-LC3A Class A2
08/10/44	3.642%	5,168,541	5,175,002
DBUBS Mortgage Trust (a)(b)
Series 2011-LC2A Class A1FL
07/12/44	1.777%	3,099,660	3,068,934
GS Mortgage Securities Trust Series 2012-GC6 Class A2
01/10/45	2.539%	3,025,781	3,036,919
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2010-CNTR Class A2
08/05/32	4.311%	12,000,000	12,981,005
Series 2011-C3 Class A2
02/15/46	3.673%	407,933	414,822
Series 2011-C3 Class A3
02/15/46	4.388%	6,100,000	6,366,807
Series 2011-C4 Class A3
07/15/46	4.106%	5,200,000	5,429,370
LB Commercial Mortgage Trust Series 2007-C3 Class A1A (b)
07/15/44	5.852%	3,119,953	3,233,191
RBS Commercial Funding, Inc., Trust Series 2013-GSP Class A (a)(b)
01/13/32	3.834%	3,035,000	3,276,453
UBS Commercial Mortgage Trust Series 2012-C1 Class A2
05/10/45	2.180%	4,784,699	4,804,193
VNDO Mortgage Trust Series 2012-6AVE Class A (a)
11/15/30	2.996%	3,100,000	3,178,089
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class A2 (a)
03/15/44	3.240%	1,490,561	1,489,907
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $77,740,200)			$77,110,773

Asset-Backed Securities - Non-Agency 7.6%
Education Loan Asset-Backed Trust I (a)(b)
Series 2013-1 Class A1
06/25/26	1.233%	13,636,245	13,535,510
Series 2013-1 Class A2
04/26/32	1.233%	3,090,000	2,942,220

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Encore Credit Receivables Trust Series 2005-4 Class M1 (b)
01/25/36	0.853%	$10,162,612	$10,109,521
Global SC Finance II SRL Series 2014-1A Class A2 (a)
07/17/29	3.090%	4,595,834	4,303,435
Henderson Receivables LLC Series 2014-2A Class A (a)
01/17/73	3.610%	3,576,749	3,506,509
Higher Education Funding I Series 2014-1 Class A (a)(b)
05/25/34	1.679%	2,800,100	2,718,463
Navient Student Loan Trust (b)
Series 2014-1 Class A3
06/25/31	0.943%	7,700,000	7,324,081
Series 2014-2 Class A
03/25/83	1.073%	8,103,888	7,565,308
Series 2014-3 Class A
03/25/83	1.053%	8,156,155	7,627,878
Series 2014-4 Class A
03/25/83	1.053%	6,069,784	5,675,941
Series 2015-2 Class A3
11/26/40	1.003%	10,890,000	10,311,608
Nelnet Student Loan Trust (a)(b)
Series 2012-5A Class A
10/27/36	1.033%	85,906	81,284
Series 2014-4A Class A2
11/25/43	1.383%	4,345,000	3,912,558
SLC Student Loan Trust Series 2006-1 Class B (b)
03/15/39	0.844%	591,168	483,397
SLM Student Loan Trust (a)(b)
Series 2003-11 Class A5
12/15/22	0.684%	1,372,881	1,357,519
Series 2004-5A Class A5
10/25/23	1.219%	6,142,922	6,113,699
Series 2004-8A Class A5
04/25/24	1.119%	5,048,459	4,989,928
Series 2009-3 Class A
01/25/45	1.183%	7,735,375	7,248,303
SLM Student Loan Trust (b)
Series 2003-14 Class A5
01/25/23	0.849%	1,391,487	1,368,428
Series 2005-4 Class A3
01/25/27	0.739%	9,931,334	9,319,887
Series 2007-3 Class A4
01/25/22	0.679%	13,250,000	12,375,682
Series 2007-6 Class A4
10/25/24	0.999%	8,500,000	8,132,962
Series 2007-7 Class B
10/25/28	1.369%	1,990,000	1,581,116
Series 2007-8 Class B
04/27/43	1.619%	2,734,049	2,341,801
Series 2008-4 Class A4
07/25/22	2.269%	2,900,000	2,888,160
Series 2008-5 Class B
07/25/29	2.469%	5,860,000	5,244,252

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2008-8 Class A4
04/25/23	2.119%	$2,925,000	$2,893,459
Series 2008-9 Class A
04/25/23	2.119%	11,583,049	11,453,543
Series 2008-9 Class B
10/25/29	2.869%	5,775,000	5,462,485
Series 2012-3 Class A
12/26/25	1.083%	6,100,958	5,861,289
Wachovia Student Loan Trust Series 2006-1 Class A6 (a)(b)
04/25/40	0.789%	13,000,000	11,322,858
Total Asset-Backed Securities - Non-Agency (Cost: $188,738,252)			$180,053,084

Inflation-Indexed Bonds 4.9%
United States 4.9%
U.S. Treasury Inflation-Indexed Bond
07/15/16	2.500%	9,572,741	9,746,122
07/15/24	0.125%	9,014,852	9,045,845
01/15/25	0.250%	48,342,566	48,749,804
07/15/25	0.375%	6,623,635	6,768,269
02/15/43	0.625%	6,162,210	5,784,294
02/15/44	1.375%	30,806,548	34,488,485
02/15/45	0.750%	42,140,080	40,769,979
Total			155,352,798
Total Inflation-Indexed Bonds (Cost: $152,315,557)			$155,352,798

U.S. Treasury Obligations 20.6%
U.S. Treasury
10/31/17	0.750%	258,380,000	258,463,276
12/31/17	1.000%	20,855,000	20,955,208
01/31/21	1.375%	83,225,000	83,823,180
02/15/26	1.625%	49,823,000	49,106,794
02/15/46	2.500%	91,550,000	89,264,820
U.S. Treasury (c)
03/31/21	1.250%	155,855,000	156,049,819
Total U.S. Treasury Obligations (Cost: $654,083,863)			$657,663,097

U.S. Government & Agency Obligations 0.4%
Federal Home Loan Banks (b)
06/28/30	1.250%	12,735,000	12,792,002
Total U.S. Government & Agency Obligations (Cost: $12,712,077)			$12,792,002

Foreign Government Obligations(g) 0.7%
Brazil 0.1%
Brazilian Government International Bond
01/22/21	4.875%	1,700,000	1,719,125

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (g) (continued)
Colombia 0.1%
Colombia Government International Bond
07/12/21	4.375%	$1,500,000	$1,563,750
Croatia —%
Croatia Government International Bond (a)
07/14/20	6.625%	1,400,000	1,537,900
Hungary 0.1%
Magyar Export-Import Bank Zrt. (a)
01/30/20	4.000%	2,000,000	2,028,400
Kazakhstan —%
Kazakhstan Government International Bond (a)
07/21/25	5.125%	700,000	720,825
Lithuania —%
Republic of Lithuania (a)
02/11/20	7.375%	900,000	1,066,050
Mexico —%
Mexico Government International Bond
01/21/21	3.500%	1,500,000	1,552,500
Peru —%
Corporacion Financiera de Desarrollo SA (a)
07/15/19	3.250%	1,500,000	1,526,250
Philippines —%
Philippine Government International Bond
01/21/24	4.200%	1,350,000	1,523,360
Romania 0.1%
Romanian Government International Bond (a)
01/22/24	4.875%	1,800,000	1,983,049
Russian Federation 0.1%
Russian Foreign Bond - Eurobond (a)
04/29/20	5.000%	1,700,000	1,784,830
Serbia —%
Serbia International Bond (a)
02/25/20	4.875%	800,000	812,255

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (g) (continued)
South Africa —%
South Africa Government International Bond
01/17/24	4.665%	$1,000,000	$1,007,500
Sri Lanka —%
Sri Lanka Government International Bond (a)
07/27/21	6.250%	700,000	682,767
Turkey 0.1%
Hazine Mustesarligi Varlik Kiralam AS (a)
10/10/18	4.557%	1,600,000	1,648,608
Venezuela —%
Venezuela Government International Bond (a)
10/13/19	7.750%	1,300,000	487,500
Virgin Islands 0.1%
Huarong Finance II Co., Ltd. (a)
01/16/25	5.500%	1,800,000	1,924,634
Total Foreign Government Obligations (Cost: $24,128,763)			$23,569,303

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.7%
California 0.2%
University of California Revenue Bonds Taxable Series 2011Y-1 (b)
07/01/41	0.938%	$6,575,000	$6,572,962
New York 0.5%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/31	5.206%	2,400,000	2,843,976
Series 2010
10/01/24	5.047%	5,000,000	5,820,700
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Build America Bonds Series 2010
08/01/37	5.508%	2,110,000	2,650,729

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	$4,375,000	$4,658,719
Total			15,974,124
Total Municipal Bonds (Cost: $21,832,342)			$22,547,086

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.3%
Environmental —%
STI Infrastructure SARL Term Loan (b)(h)
08/22/20	6.250%	$658,149	$552,846
Finance Companies 0.1%
Delos Finance SARL Term Loan (b)(h)
03/06/21	3.500%	1,500,000	1,501,500
Gaming —%
Twin River Management Group, Inc. Term Loan (b)(h)
07/10/20	5.250%	1,303,453	1,303,049
Independent Energy 0.1%
EMG Utica LLC Term Loan (b)(h)
03/27/20	4.750%	1,221,140	940,278
MEG Energy Corp. Term Loan (b)(h)
03/31/20	3.750%	1,473,087	1,182,889
Total			2,123,167
Midstream —%
Power Buyer LLC 1st Lien Term Loan (b)(h)
05/06/20	4.250%	1,474,823	1,445,326
Oil Field Services —%
Drillships Ocean Ventures, Inc. Term Loan (b)(h)
07/25/21	5.500%	1,477,500	673,193

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Transportation Services —%
OSG International, Inc. Term Loan (b)(h)
08/05/19	5.750%	$1,473,280	$1,440,131
Wirelines 0.1%
Level 3 Financing, Inc. Tranche B3 Term Loan (b)(h)
08/01/19	4.000%	1,500,000	1,501,560
Total Senior Loans (Cost: $12,093,024)			$10,540,772

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 4.3%
UNITED STATES 4.3%
U.S. Treasury Bills
08/18/16	0.340%	$19,740,000	$19,714,437
U.S. Treasury Bills (i)
04/07/16	0.230%	118,605,000	118,599,840
Total			138,314,277
Total Treasury Bills (Cost: $138,307,006)			$138,314,277

	Shares	Value

Money Market Funds 8.1%
Columbia Short-Term Cash Fund, 0.420% (j)(k)	258,927,752	$258,927,752
Total Money Market Funds (Cost: $258,927,752)		$258,927,752
Total Investments
(Cost: $3,368,959,249) (l)		$3,378,584,770(m)
Other Assets & Liabilities, Net		(178,195,881)
Net Assets		$3,200,388,889

At March 31, 2016, securities totaling $1,269,975 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at March 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	533	USD	116,593,750	06/2016	420,471	—
US 2YR NOTE (CBT)	164	USD	35,875,000	06/2016	22,741	—
US 5YR NOTE (CBT)	489	USD	59,249,227	06/2016	—	(3,241)
US 5YR NOTE (CBT)	391	USD	47,375,149	06/2016	92,686	—
Total			259,093,126		535,898	(3,241)

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $328,797,876 or 10.27% of net assets.

(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at March 31, 2016 was $1,125,000, which represents 0.04% of net assets. Information concerning such security holdings at March 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Homer City Generation LP
PIK
10/01/26 8.734%	05-01-2014	1,875,000

(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Principal and interest may not be guaranteed by the government.
(h)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	307,664,818	486,532,951	(535,270,017)	258,927,752	296,957	258,927,752

(l)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $3,368,959,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$39,907,000
Unrealized Depreciation	(30,281,000)
Net Unrealized Appreciation	$9,626,000

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	660,093,142	—	660,093,142
Residential Mortgage-Backed Securities - Agency	—	813,494,566	—	813,494,566
Residential Mortgage-Backed Securities - Non-Agency	—	266,811,475	3,627,847	266,811,475
Commercial Mortgage-Backed Securities - Agency	—	101,314,643	—	101,314,643
Commercial Mortgage-Backed Securities - Non-Agency	—	77,110,773	—	77,110,773
Asset-Backed Securities - Non-Agency	—	180,053,084	—	180,053,084
Inflation-Indexed Bonds	—	155,352,798	—	155,352,798
U.S. Treasury Obligations	657,663,097	—	—	657,663,097
U.S. Government & Agency Obligations	—	12,792,002	—	12,792,002
Foreign Government Obligations	—	23,569,303	—	23,569,303
Municipal Bonds	—	22,547,086	—	22,547,086
Senior Loans	—	8,547,795	1,992,977	10,540,772
Treasury Bills	138,314,277	—	—	138,314,277
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	258,927,752
Total Investments	795,977,374	2,318,058,820	5,620,824	3,378,584,770
Derivatives
Assets
Futures Contracts	535,898	—	—	535,898
Liabilities
Futures Contracts	(3,241)	—	—	(3,241)
Total	796,510,031	2,318,058,820	5,620,824	3,379,117,427

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Variable Portfolio – Victory Sycamore Established Value Fund (formerly Variable Portfolio - Victory Established Value Fund)

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.4%
CONSUMER DISCRETIONARY 10.0%
Auto Components 1.0%
Johnson Controls, Inc.	58,060	$2,262,598
Hotels, Restaurants & Leisure 0.6%
Panera Bread Co., Class A (a)	6,930	1,419,472
Household Durables 1.1%
NVR, Inc. (a)	1,520	2,633,248
Leisure Products 0.7%
Polaris Industries, Inc.	16,000	1,575,680
Media 5.6%
CBS Corp., Class B Non Voting	82,500	4,544,925
Gannett Co., Inc.	104,050	1,575,317
Interpublic Group of Companies, Inc. (The)	155,500	3,568,725
TEGNA, Inc.	139,200	3,265,632
Total		12,954,599
Specialty Retail 1.0%
Tiffany & Co.	31,500	2,311,470
TOTAL CONSUMER DISCRETIONARY		23,157,067
CONSUMER STAPLES 7.0%
Food & Staples Retailing 1.7%
SYSCO Corp.	83,000	3,878,590
Food Products 5.3%
Archer-Daniels-Midland Co.	77,500	2,814,025
Flowers Foods, Inc.	53,690	991,117
Ingredion, Inc.	34,900	3,726,971
Kellogg Co.	49,700	3,804,535
McCormick & Co., Inc.	9,160	911,237
Total		12,247,885
TOTAL CONSUMER STAPLES		16,126,475
ENERGY 4.7%
Oil, Gas & Consumable Fuels 4.7%
Cimarex Energy Co.	40,800	3,968,616
Devon Energy Corp.	118,600	3,254,384

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Energen Corp.	99,390	$3,636,680
Total		10,859,680
TOTAL ENERGY		10,859,680
FINANCIALS 16.3%
Banks 4.0%
Citizens Financial Group, Inc.	218,740	4,582,603
SunTrust Banks, Inc.	131,789	4,754,947
Total		9,337,550
Capital Markets 1.1%
Invesco Ltd.	84,350	2,595,450
Insurance 9.2%
Aflac, Inc.	68,500	4,325,090
Alleghany Corp. (a)	10,450	5,185,290
American Financial Group, Inc.	35,500	2,498,135
Markel Corp. (a)	1,580	1,408,681
Marsh & McLennan Companies, Inc.	60,060	3,651,047
Old Republic International Corp.	95,500	1,745,740
WR Berkley Corp.	41,100	2,309,820
Total		21,123,803
Real Estate Investment Trusts (REITs) 2.0%
DDR Corp.	183,850	3,270,691
National Retail Properties, Inc.	30,500	1,409,100
Total		4,679,791
TOTAL FINANCIALS		37,736,594
HEALTH CARE 5.6%
Health Care Equipment & Supplies 2.4%
CR Bard, Inc.	18,300	3,708,861
DENTSPLY SIRONA, Inc.	31,420	1,936,415
Total		5,645,276
Life Sciences Tools & Services 3.2%
Agilent Technologies, Inc.	103,900	4,140,415
PerkinElmer, Inc.	65,230	3,226,276
Total		7,366,691
TOTAL HEALTH CARE		13,011,967
INDUSTRIALS 18.1%
Building Products 1.9%
Masco Corp.	52,460	1,649,867

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Owens Corning	59,840	$2,829,235
Total		4,479,102
Commercial Services & Supplies 1.1%
Republic Services, Inc.	53,760	2,561,664
Construction & Engineering 1.9%
Jacobs Engineering Group, Inc. (a)	102,500	4,463,875
Electrical Equipment 3.2%
Hubbell, Inc.	33,540	3,552,892
Rockwell Automation, Inc.	32,645	3,713,369
Total		7,266,261
Machinery 8.1%
Allison Transmission Holdings, Inc.	87,510	2,361,020
Ingersoll-Rand PLC	64,100	3,974,841
Nordson Corp.	19,700	1,497,988
Parker-Hannifin Corp.	45,470	5,050,808
Xylem, Inc.	139,880	5,721,092
Total		18,605,749
Road & Rail 1.9%
Old Dominion Freight Line, Inc. (a)	62,800	4,372,136
TOTAL INDUSTRIALS		41,748,787
INFORMATION TECHNOLOGY 20.6%
Communications Equipment 1.0%
Motorola Solutions, Inc.	31,800	2,407,260
Electronic Equipment, Instruments & Components 6.2%
Avnet, Inc.	99,550	4,410,065
Flextronics International Ltd. (a)	172,900	2,085,174
FLIR Systems, Inc.	106,000	3,492,700
Keysight Technologies, Inc. (a)	153,620	4,261,419
Total		14,249,358
IT Services 6.8%
Booz Allen Hamilton Holdings Corp.	118,150	3,577,582
Broadridge Financial Solutions, Inc.	31,760	1,883,686
Computer Sciences Corp.	53,400	1,836,426
Fidelity National Information Services, Inc.	60,460	3,827,722
MAXIMUS, Inc.	42,400	2,231,936
Teradata Corp. (a)	89,550	2,349,792
Total		15,707,144

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 4.1%
Analog Devices, Inc.	56,180	$3,325,294
KLA-Tencor Corp.	39,770	2,895,654
ON Semiconductor Corp. (a)	342,740	3,286,876
Total		9,507,824
Software 1.5%
Synopsys, Inc. (a)	73,490	3,559,856
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	128,400	2,276,532
TOTAL INFORMATION TECHNOLOGY		47,707,974
MATERIALS 7.4%
Chemicals 2.5%
International Flavors & Fragrances, Inc.	11,950	1,359,551
Scotts Miracle-Gro Co., Class A	59,400	4,322,538
Total		5,682,089
Containers & Packaging 3.4%
AptarGroup, Inc.	61,250	4,802,613
Avery Dennison Corp.	43,430	3,131,737
Total		7,934,350
Metals & Mining 1.5%
Reliance Steel & Aluminum Co.	48,572	3,360,697
TOTAL MATERIALS		16,977,136
UTILITIES 6.7%
Electric Utilities 1.7%
Xcel Energy, Inc.	93,282	3,901,053
Gas Utilities 1.6%
Atmos Energy Corp.	49,950	3,709,287
Multi-Utilities 3.4%
Alliant Energy Corp.	55,740	4,140,367
DTE Energy Co.	41,430	3,756,044
Total		7,896,411
TOTAL UTILITIES		15,506,751
Total Common Stocks (Cost: $207,728,292)		$222,832,431

	Shares	Value

Money Market Funds 5.2%
Columbia Short-Term Cash Fund, 0.420% (b)(c)	11,908,279	$11,908,279
Total Money Market Funds (Cost: $11,908,279)		$11,908,279
Total Investments
(Cost: $219,636,571)		$234,740,710(d)
Other Assets & Liabilities, Net		(3,668,405)
Net Assets		$231,072,305

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,353,199	21,466,918	(18,911,838)	11,908,279	11,078	11,908,279

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	23,157,067	—	—	23,157,067
Consumer Staples	16,126,475	—	—	16,126,475
Energy	10,859,680	—	—	10,859,680
Financials	37,736,594	—	—	37,736,594
Health Care	13,011,967	—	—	13,011,967
Industrials	41,748,787	—	—	41,748,787
Information Technology	47,707,974	—	—	47,707,974
Materials	16,977,136	—	—	16,977,136
Utilities	15,506,751	—	—	15,506,751
Total Common Stocks	222,832,431	—	—	222,832,431
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	11,908,279
Total Investments	222,832,431	—	—	234,740,710

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

March 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 0.6%
Integrated Energy 0.6%
Exxon Mobil Corp.
03/01/19	1.708%	$7,554,000	$7,653,668
Total Corporate Bonds & Notes (Cost: $7,554,000)			$7,653,668

Residential Mortgage-Backed Securities - Agency 50.8%
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-11 Class A8
01/25/28	6.500%	1,535,588	1,752,267
Federal Home Loan Mortgage Corp.
08/01/18-04/01/31	4.500%	56,279,288	58,590,308
02/01/26-04/01/32	4.000%	8,710,817	9,341,948
02/01/31	3.500%	11,547,320	12,346,633
05/01/41	5.500%	921,445	1,047,678
CMO Series 2015-4425 Class LA
07/15/39	4.000%	9,926,581	10,612,428
CMO Series 2744 Class JH
02/15/34	5.000%	3,991,756	4,430,936
CMO Series 3272 Class PA
02/15/37	6.000%	2,393,400	2,745,283
CMO Series 3537 Class DL
05/15/39	6.000%	3,397,592	3,907,828
CMO Series 3574 Class D
09/15/39	5.000%	2,545,850	2,835,906
CMO Series 4227 Class AB
10/15/37	3.500%	1,458,265	1,525,486
CMO Series 4382 Class AB
07/15/40	3.000%	2,260,741	2,315,640
Structured Pass-Through Securities
CMO Series T-60 Class 1A2
03/25/44	7.000%	171,807	205,361
Federal Home Loan Mortgage Corp. (a)
02/01/31	3.500%	2,117,820	2,264,627
02/01/34-02/01/35	4.000%	3,106,851	3,364,652
Federal Home Loan Mortgage Corp. (a)(b)
07/01/44	2.983%	11,785,752	12,255,656
Federal Home Loan Mortgage Corp. (b)
08/01/41	3.090%	7,186,739	7,567,013
07/01/42	3.132%	2,791,268	2,914,005
03/01/43	2.289%	8,487,561	8,714,301
12/01/43	3.039%	7,863,359	8,173,422
05/01/44	2.936%	1,497,453	1,551,674
07/01/44	2.861%	7,797,937	8,080,335
07/01/44	2.902%	4,707,450	4,881,591
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	5.960%	1,878,448	2,179,443

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association
01/01/20-10/01/26	4.500%	$104,499,364	$109,075,992
02/01/23-07/25/40	5.000%	10,807,979	11,533,369
03/01/26-03/01/33	4.000%	25,364,204	27,208,913
11/01/29-03/01/31	3.500%	53,551,352	57,123,615
06/01/40-08/01/41	5.500%	2,784,787	3,176,536
CMO Series 1993-201 Class L
10/25/23	6.500%	906,024	1,015,951
CMO Series 2002-90 Class A1
06/25/42	6.500%	28,478	33,444
CMO Series 2003-25 Class KP
04/25/33	5.000%	3,151,592	3,481,161
CMO Series 2003-63 Class GB
07/25/33	4.000%	5,575,954	5,972,907
CMO Series 2006-4 Class MD
03/25/35	6.000%	748,836	780,523
CMO Series 2010-71 Class HJ
07/25/40	5.500%	2,244,318	2,570,018
CMO Series 2010-98 Class EA
09/25/30	4.000%	2,839,660	3,066,886
CMO Series 2011-46 Class BA
04/25/37	4.000%	3,848,918	3,976,809
CMO Series 2012-28 Class PT
03/25/42	4.000%	4,444,531	4,781,209
CMO Series 2013-103 Class H
03/25/38	4.500%	9,798,901	10,669,210
CMO Series 2015-53 Class MA
06/25/45	2.500%	21,177,533	21,787,836
CMO Series 2015-69 Class MC
09/25/45	2.500%	11,574,786	11,863,965
Federal National Mortgage Association (a)
01/01/31	3.500%	6,360,074	6,799,389
01/01/36	4.000%	1,231,174	1,334,779
Federal National Mortgage Association (a)(b)
01/01/45	2.684%	12,332,207	12,751,304
Federal National Mortgage Association (b)
03/01/41	3.477%	1,663,310	1,746,261
12/01/41	3.529%	11,930,858	12,663,697
05/01/42	2.286%	6,538,708	6,757,880
05/01/42	2.316%	10,017,767	10,347,789
06/01/43	2.138%	5,051,810	5,183,746
08/01/43	2.302%	5,553,495	5,693,119
10/01/43	2.331%	4,968,484	5,092,130
10/01/43	2.493%	6,991,673	7,191,063
12/01/43	3.223%	2,200,000	2,305,559
06/01/44	2.930%	3,217,319	3,340,940
11/01/44	2.724%	8,587,709	8,888,952
02/01/45	2.605%	997,530	1,028,878
02/01/45	2.741%	3,553,575	3,677,247
02/01/45	2.781%	10,125,161	10,484,765
04/01/45	2.616%	13,302,540	13,710,774
06/01/45	2.608%	3,847,822	3,961,003
09/01/45	2.769%	7,730,583	7,987,339
10/01/45	2.736%	5,338,832	5,512,232

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
02/01/46	2.717%	$3,361,302	$3,469,091
03/01/46	2.945%	1,895,000	1,968,720
04/01/46	2.916%	4,095,900	4,252,235
CMO Series 2001-W3 Class A
09/25/41	6.744%	104,709	118,822
CMO Series 2003-W1 Class 2A
12/25/42	6.348%	304,218	358,608
Government National Mortgage Association CMO Series 2001-53 Class PB
11/20/31	6.500%	5,289,174	5,365,807
Total Residential Mortgage-Backed Securities - Agency (Cost: $602,348,763)			$603,714,894

Commercial Mortgage-Backed Securities - Agency 2.9%
Federal National Mortgage Association
Series 2011-M2 Class A1
04/25/21	2.019%	2,632,796	2,650,750
Federal National Mortgage Association (b)
Series 2015-M10 Class FA
03/25/19	0.653%	6,538,744	6,512,330
Series 2015-M4 Class FA
09/25/18	0.614%	19,561,731	19,475,835
Series 2015-M8 Class FA
11/25/18	0.576%	6,558,793	6,503,799
Total Commercial Mortgage-Backed Securities - Agency (Cost: $35,290,877)			$35,142,714

Commercial Mortgage-Backed Securities - Non-Agency 5.1%
Commercial Mortgage Trust
Series 2012-LC4 Class A2
12/10/44	2.256%	3,959,145	3,974,429
Series 2012-LC4 Class A3
12/10/44	3.069%	17,033,000	17,512,038
Series 2013-CR6 Class A1
03/10/46	0.719%	2,086,520	2,072,979
DBUBS Mortgage Trust Series 2011-LC2A Class A1 (c)
07/10/44	3.527%	451,517	470,443
GS Mortgage Securities Corp. Trust Series 2010-C2 Class A1 (c)
12/10/43	3.849%	1,385,680	1,437,682
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/45	2.935%	1,846,000	1,908,624
GS Mortgage Securities Trust (c)
Series 2010-C1 Class A1
08/10/43	3.679%	3,165,116	3,288,566
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class A1
02/15/47	1.254%	1,499,546	1,491,135

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5 Class A2
08/15/46	3.149%	$1,281,262	$1,286,590
Series 2012-CBX Class A3
06/15/45	3.139%	3,813,604	3,880,210
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2010-C1 Class A2
06/15/43	4.608%	4,689,000	5,018,371
Series 2010-C2 Class A2
11/15/43	3.616%	3,990,000	4,082,708
Series 2010-CNTR Class A1
08/05/32	3.300%	1,637,081	1,680,624
Series 2011-C3 Class A2
02/15/46	3.673%	1,318,848	1,341,120
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2
11/15/45	1.868%	5,912,000	5,941,946
Morgan Stanley Capital I Trust
Series 2011-C3 Class A2
07/15/49	3.224%	3,447,004	3,455,984
Morgan Stanley Capital I Trust (c)
Series 2011-C2 Class A3
06/15/44	4.210%	1,251,000	1,321,479
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $61,020,797)			$60,164,928

Asset-Backed Securities - Non-Agency 14.2%
California Republic Auto Receivables Trust
Series 2014-3 Class A4
03/16/20	1.790%	5,647,000	5,688,090
Series 2015-1 Class A4
09/15/20	1.820%	3,801,000	3,799,060
Series 2016-1
10/15/21	2.240%	5,570,000	5,590,213
California Republic Auto Receivables Trust (c)
Series 2015-4 Class A3
01/15/20	2.040%	4,948,000	4,976,290
Capital Auto Receivables Asset Trust
Series 2015-1 Class A4
10/21/19	1.860%	4,466,000	4,472,086
Series 2015-2 Class A3
09/20/19	1.730%	7,631,000	7,634,418
Series 2015-3 Class A3
01/21/20	1.940%	9,594,000	9,621,427
Series 2015-4 Class A2
03/20/19	1.620%	6,758,000	6,754,240
Series 2016-1
10/20/20	1.980%	5,580,000	5,595,723
Ford Credit Auto Owner Trust Series 2014-2 Class A (c)
04/15/26	2.310%	6,725,000	6,785,782
Ford Credit Floorplan Master Owner Trust A Series 2016-1 Class A2 (b)
02/15/21	1.336%	9,403,000	9,402,997

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Navient Private Education Loan Trust (b)(c)
Series 2014-CTA Class A
09/16/24	1.136%	$11,521,971	$11,366,724
Series 2015-CA Class A
01/16/35	1.936%	15,799,008	15,798,999
Series 2016-AA Class A1
12/15/25	1.656%	4,100,000	4,099,890
Nelnet Student Loan Trust (b)
Series 2004-4 Class A5
01/25/37	0.779%	6,418,525	6,110,541
Series 2006-1 Class A5
08/23/27	0.728%	3,186,000	3,100,112
SLC Student Loan Trust (b)
Series 2005-2 Class A3
03/15/27	0.744%	9,950,102	9,704,385
Series 2007-2 Class A2
05/15/28	1.017%	1,595,066	1,569,493
Series 2010-1 Class A
11/25/42	1.504%	3,003,111	2,965,547
SLM Private Education Loan Trust (b)(c)
Series 2010-A Class 1A
05/16/44	3.443%	2,604,365	2,663,165
Series 2010-A Class 2A
05/16/44	3.686%	7,364,692	7,553,789
Series 2011-C Class A2A
10/17/44	3.686%	3,190,287	3,320,113
Series 2014-A Class A2B
01/15/26	1.586%	4,666,000	4,636,059
SLM Student Loan Trust (b)
Series 2005-6 Class A5A
07/27/26	0.729%	1,815,268	1,785,164
Series 2005-6 Class A5B
07/27/26	1.819%	2,318,283	2,329,642
SMB Private Education Loan Trust (b)(c)
Series 2015-A Class A1
07/17/23	1.036%	9,071,006	8,996,509
Series 2015-C Class A1
07/15/22	1.336%	4,865,097	4,848,111
TCF Auto Receivables Owner Trust Series 2015-1A Class A4 (c)
11/16/20	1.960%	7,308,000	7,282,467
Total Asset-Backed Securities - Non-Agency (Cost: $169,192,461)			$168,451,036

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 26.2%
U.S. Treasury
08/31/16	0.500%	$21,500,000	$21,510,492
04/30/17	0.500%	7,196,000	7,184,756
06/30/17	0.625%	14,814,000	14,804,741
07/15/17	0.875%	14,964,000	15,000,243
09/30/17	0.625%	700,000	699,098
10/31/17	0.750%	12,726,000	12,730,102
11/30/17	0.625%	8,980,000	8,965,614
12/31/17	1.000%	26,727,000	26,855,423
01/31/18	0.750%	2,379,000	2,379,837
02/28/18	0.750%	11,262,000	11,264,635
03/31/18	0.875%	13,504,000	13,539,867
09/15/18	1.000%	29,251,000	29,390,410
12/15/18	1.250%	26,896,000	27,198,580
01/15/19	1.125%	32,280,000	32,532,188
02/15/19	0.750%	56,938,000	56,768,951
03/15/19	1.000%	31,273,000	31,395,152
Total U.S. Treasury Obligations (Cost: $311,100,819)			$312,220,089

U.S. Government & Agency Obligations 1.5%
Federal Home Loan Banks
11/23/16	0.625%	18,000,000	18,008,460
Total U.S. Government & Agency Obligations (Cost: $18,014,275)			$18,008,460

		Shares	Value
Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.420% (d)(e)		22,200,510	$22,200,510
Total Money Market Funds (Cost: $22,200,510)			$22,200,510
Total Investments
(Cost: $1,226,722,502) (f)			$1,227,556,299(g)
Other Assets & Liabilities, Net			(37,643,177)
Net Assets			$1,189,913,122

Notes to Portfolio of Investments

(a)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(b)	Variable rate security.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2016, the value of these securities amounted to $100,968,891 or 8.49% of net assets.

(d)	The rate shown is the seven-day current annualized yield at March 31, 2016.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,287,901	333,066,732	(324,154,123)	22,200,510	24,163	22,200,510

(f)

At March 31, 2016, the cost of securities for federal income tax purposes was approximately $1,226,723,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,043,000
Unrealized Depreciation	(3,210,000)
Net Unrealized Appreciation	$833,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	7,653,668	—	7,653,668
Residential Mortgage-Backed Securities - Agency	—	603,714,894	—	603,714,894
Commercial Mortgage-Backed Securities - Agency	—	35,142,714	—	35,142,714
Commercial Mortgage-Backed Securities - Non-Agency	—	60,164,928	—	60,164,928
Asset-Backed Securities - Non-Agency	—	168,451,036	—	168,451,036
U.S. Treasury Obligations	312,220,089	—	—	312,220,089
U.S. Government & Agency Obligations	—	18,008,460	—	18,008,460
Investments measured at NAV per share practical expedient
Money Market Funds	—	—	—	22,200,510
Total Investments	312,220,089	893,135,700	—	1,227,556,299

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 20, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 20, 2016